United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-01879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1 - Reports to Shareholders

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Adaptive Global Allocation Fund (unaudited)

FUND SNAPSHOT

This global allocation fund seeks to provide investors total return by dynamically allocating its assets across a portfolio of global equity and fixed income investments, which may involve the use of derivatives. The Fund is designed to actively adapt based on forward-looking views on extreme market movements, both positive and negative, with the goal of minimizing the risk of significant loss in a major downturn while participating in the growth potential of capital markets.

Ashwin Alankar co-portfolio manager	Enrique Chang co-portfolio manager

PERFORMANCE OVERVIEW

Janus Henderson Adaptive Global Allocation Fund Class I Shares returned -4.84% for the 6-month period ended December 31, 2018. This compares with a return of -9.02% for its primary benchmark, the MSCI All Country World IndexSM. The Fund’s secondary benchmark, the Adaptive Global Allocation 60-40 Index (Hedged), an internally calculated index comprised of the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays Global Aggregate Bond Index (Hedged) (40%), returned -4.71%. Its tertiary benchmark, the Bloomberg Barclays Global Aggregate Bond Index (Hedged), returned 1.69%.

MARKET ENVIRONMENT

The period started with riskier assets on the ascendency as steady growth in the U.S. seemed to offset brewing economic weakness in other pockets of the global economy. While many regions struggled, several U.S. equity benchmarks reached record highs mid-period. The same heightened growth expectations, however, fueled concerns of an overheating economy with a spike in inflation being a potential side effect. Those fears pushed up U.S. Treasury yields, which, in turn negatively impacted stocks as investors feared elevated levels of corporate debt would weigh on earnings in a higher interest rate environment. Consequently stocks sold off mid-way through the period and never regained their footing. All the while, the deleterious effects of a global trade war further caused investors to downgrade their growth expectations.

Benefiting from the shift toward a more cautious environment were safer asset classes, including U.S. Treasuries. After hitting an intra-period high of 3.24%, the yield on the U.S. 10-year note finished at 2.68%, 16 basis points (1 basis point equals 0.01%) below where it began. This produced a flattening yield curve as the 2-year note rose on the back of two rate hikes by the Federal Reserve (Fed). A broad bond market benchmark gained, driven by lower interest rates. Similarly, investment-grade credits delivered positive returns, while their high-yield peers suffered losses. Energy and materials led stocks lower. Historically defensive sectors health care and utilities eked out positive returns.

PERFORMANCE DISCUSSION

For the six-month period, the Fund outperformed its primary benchmark but underperformed its secondary and tertiary benchmarks. Underperformance relative to its secondary benchmark, comprised of a 60/40 allocation to equities and bonds, was largely due to an overweight to stocks leading into the October market correction. The Fund’s proprietary options-market signals indicated diminished attractiveness for equities as the autumn proceeded and the Fund consequently reduced its equities exposure significantly from 74% at the end of September to 47% by the end of October. While this underweight aided relative performance against the secondary benchmark during December’s stock market weakness, the Fund’s equity exposure, in aggregate, weighed on performance relative to this blended benchmark. Conversely, the mid-period transition to a lower equity allocation helped drive outperformance against the Fund’s primary index.

Also during 2018, our market-based signals indicated that interest rates would head higher and the term structure of bonds would steepen. This positioning worked well for much of the period. During the fourth quarter, however, this trend shifted and U.S. Government Treasuries rallied significantly, with the yield on the 10-year note sliding from 3.23% to 2.68% by the end of December. While the Fund was not positioned for this flight to safer assets such as Treasuries, its duration positioning, which averaged just under two years for the period, proved advantageous as shorter-dated bonds rallied on the

Janus Investment Fund	1

Janus Henderson Adaptive Global Allocation Fund (unaudited)

expectation that the Fed would not raise interest rates as quickly as it had previously inferred.

In executing the strategy, during the period the Fund utilized derivatives, including futures and forward exchange contracts. For the period covered by this letter, the impact of derivatives on the Fund was positive. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

Myriad forces at play in markets and the global economy have left investors scratching their heads and searching for some signs of clarity. Conflicting economic readings about the strength of the U.S. economy appear to be pulling investors in opposite directions: on one hand, slowing manufacturing activity points to a slowing economy; on the other hand, a robust job market points to continued strength in the U.S. economy.

The about-face in the Fed’s tone from hawkish to dovish contributed to uncertainty and thereby merited investor attention. Internationally, China’s announcement of fiscal and monetary stimuli reined in investor optimism; likewise, a steadily weakening Chinese economy, hallmarked by December’s manufacturing data, further fueled investors’ fears. The political complexities presented by the U.S. government shutdown and U.S.-China trade negotiations – or lack thereof – have carried over into the new year. Ascertaining clarity about the future in this “conflicting” environment is no easy task – should one side with the “bears” or the “bulls”?

Our options market signals are indicating a potential shift to a higher-risk, higher-volatility environment across bonds and equities. Both the expected tail loss and the expected tail gain implied by option prices have risen sharply. In such an environment, the amount of risk taken, first and foremost, must be scaled appropriately as a function of how much risk one is willing to take (i.e., how much capital one is willing to lose). A $100 investment in a 20% downside risk environment puts at risk the same amount of capital as a $200 investment in a 10% downside risk environment. As our options-based signals point to a higher-risk, higher-volatility regime going forward, notional allocations among growth, capital preservation and inflation-sensitive assets become very important and should represent the key investment theme going forward.

Thank you for investing in Janus Henderson Adaptive Global Allocation Fund.

2	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
Vanguard Total International Bond
Exchange-Traded Funds (ETFs)	10.8%
iShares Agency Bond
Exchange-Traded Funds (ETFs)	5.6%
Vanguard Mortgage-Backed Securities
Exchange-Traded Funds (ETFs)	5.2%
iShares 7-10 Year Treasury Bond
Exchange-Traded Funds (ETFs)	5.0%
iShares iBoxx $ Investment Grade Corporate Bond
Exchange-Traded Funds (ETFs)	4.8%
31.4%

Asset Allocation - (% of Net Assets)
Investment Companies	85.4%
Commercial Paper	18.2%
Common Stocks	9.4%
U.S. Government Agency Notes	3.9%
Preferred Stocks	0.0%
Other	(16.9)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

Janus Investment Fund	3

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Performance

See important disclosures on the next page.

				Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018				per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-4.87%	-6.48%	2.17%	1.73%	1.09%
Class A Shares at MOP	-10.37%	-11.88%	0.47%
Class C Shares at NAV	-5.23%	-7.11%	1.42%	2.44%	1.83%
Class C Shares at CDSC	-6.13%	-8.00%	1.42%
Class D Shares(1)	-4.88%	-6.40%	2.23%	1.94%	0.95%
Class I Shares	-4.84%	-6.28%	2.41%	1.48%	0.86%
Class N Shares	-4.81%	-6.25%	2.43%	1.37%	0.81%
Class S Shares	-4.95%	-6.56%	2.04%	1.93%	1.31%
Class T Shares	-4.85%	-6.38%	2.25%	1.64%	1.06%
MSCI All Country World Index	-9.02%	-9.42%	3.16%
Adaptive Global Allocation 60/40 Index (Hedged)	-4.71%	-4.86%	3.25%
Bloomberg Barclays Global Aggregate Bond Index (Hedged)	1.69%	1.76%	2.95%
Morningstar Quartile - Class I Shares	-	1st	1st
Morningstar Ranking - based on total returns for World Allocation Funds	-	104/471	60/424

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

4	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Performance

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

There is a risk that the Fund’s investments will correlate with stocks and bonds to a greater degree than anticipated, and that the proprietary options implied information model used to implement the Fund's investment strategy may not achieve the desired results.  The Fund may underperform during up markets and be negatively affected in down markets.  Diversification does not assure a profit or eliminate the risk of loss.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – June 23, 2015

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$951.30	$5.07	$1,000.00	$1,020.01	$5.24	1.03%
Class C Shares	$1,000.00	$947.70	$8.54	$1,000.00	$1,016.43	$8.84	1.74%
Class D Shares	$1,000.00	$951.20	$4.33	$1,000.00	$1,020.77	$4.48	0.88%
Class I Shares	$1,000.00	$951.60	$3.84	$1,000.00	$1,021.27	$3.97	0.78%
Class N Shares	$1,000.00	$951.90	$3.49	$1,000.00	$1,021.63	$3.62	0.71%
Class S Shares	$1,000.00	$950.50	$5.95	$1,000.00	$1,019.11	$6.16	1.21%
Class T Shares	$1,000.00	$951.50	$4.72	$1,000.00	$1,020.37	$4.89	0.96%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – 9.4%
Aerospace & Defense – 0.1%
BAE Systems PLC	253	$1,476
Harris Corp	118	15,889
Lockheed Martin Corp	8	2,095
Meggitt PLC	780	4,665
MTU Aero Engines AG	20	3,632
Raytheon Co	57	8,741
Safran SA	20	2,402
		38,900
Air Freight & Logistics – 0%
Expeditors International of Washington Inc	103	7,013
FedEx Corp	20	3,227
Royal Mail PLC	387	1,343
		11,583
Airlines – 0.1%
Alaska Air Group Inc	77	4,685
American Airlines Group Inc	197	6,326
ANA Holdings Inc	100	3,605
Delta Air Lines Inc	88	4,391
Deutsche Lufthansa AG	13	293
Southwest Airlines Co	300	13,944
United Continental Holdings Inc*	126	10,550
		43,794
Auto Components – 0.1%
Aptiv PLC	51	3,140
Cie Generale des Etablissements Michelin SCA	29	2,867
Continental AG	29	4,010
Goodyear Tire & Rubber Co	1,586	32,370
Nokian Renkaat OYJ	499	15,375
Sumitomo Rubber Industries Ltd	100	1,190
Toyoda Gosei Co Ltd	100	1,994
Valeo SA	114	3,305
Yokohama Rubber Co Ltd	100	1,866
		66,117
Automobiles – 0.1%
Bayerische Motoren Werke AG	44	3,563
Daimler AG	16	841
Ferrari NV	73	7,261
Fiat Chrysler Automobiles NV*	371	5,393
Ford Motor Co	2,985	22,835
General Motors Co	747	24,987
Mazda Motor Corp	100	1,029
Mitsubishi Motors Corp	300	1,657
Nissan Motor Co Ltd	900	7,255
Peugeot SA	87	1,849
Renault SA	150	9,337
Yamaha Motor Co Ltd	100	1,947
		87,954
Banks – 0.4%
ABN AMRO Group NV	34	796
Aozora Bank Ltd	200	5,932
Australia & New Zealand Banking Group Ltd	286	4,927
Banco Bilbao Vizcaya Argentaria SA	93	491
Bank of America Corp	32	788
Bank of East Asia Ltd	5,000	15,826
Bank of Kyoto Ltd	100	4,102
Bank of Nova Scotia	8	399
Bank of Queensland Ltd	499	3,396
Bankia SA	5,687	16,558
Bankinter SA	861	6,880

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Banks – (continued)
Barclays PLC	626	$1,201
Bendigo & Adelaide Bank Ltd	1,309	9,954
BOC Hong Kong Holdings Ltd	4,000	14,775
CaixaBank SA	2,455	8,835
Chiba Bank Ltd	700	3,882
Citigroup Inc	150	7,809
Citizens Financial Group Inc	348	10,346
Comerica Inc	14	962
Commerzbank AG*	176	1,166
Concordia Financial Group Ltd	600	2,288
DNB ASA	380	6,099
Erste Group Bank AG*	5	167
Fifth Third Bancorp	1,306	30,730
Fukuoka Financial Group Inc	300	6,050
Hang Seng Bank Ltd	1,300	29,038
HSBC Holdings PLC	220	1,805
Huntington Bancshares Inc/OH	1,521	18,130
Japan Post Bank Co Ltd	700	7,687
KBC Group NV	14	906
KeyCorp	747	11,041
M&T Bank Corp	45	6,441
Mebuki Financial Group Inc	1,400	3,696
National Australia Bank Ltd	505	8,567
People's United Financial Inc	736	10,620
Raiffeisen Bank International AG	130	3,311
Regions Financial Corp	483	6,463
Royal Bank of Scotland Group PLC	1,704	4,685
Seven Bank Ltd	2,300	6,561
Shinsei Bank Ltd	300	3,551
Shizuoka Bank Ltd	600	4,671
Skandinaviska Enskilda Banken AB	35	341
Westpac Banking Corp	479	8,447
Yamaguchi Financial Group Inc	500	4,780
Zions Bancorp NA	230	9,370
		314,470
Beverages – 0.1%
Brown-Forman Corp	205	9,754
Coca-Cola Amatil Ltd	1,198	6,909
Coca-Cola Bottlers Japan Holdings Inc	100	2,986
Coca-Cola Co	89	4,214
Davide Campari-Milano SpA	380	3,216
Diageo PLC	11	391
Heineken NV	28	2,468
Molson Coors Brewing Co	59	3,313
Monster Beverage Corp*	303	14,914
PepsiCo Inc	135	14,915
Remy Cointreau SA	18	2,035
Suntory Beverage & Food Ltd	100	4,514
Treasury Wine Estates Ltd	567	5,909
		75,538
Biotechnology – 0.1%
AbbVie Inc	19	1,752
Alexion Pharmaceuticals Inc*	13	1,266
BeiGene Ltd (ADR)*	33	4,629
Biogen Inc*	29	8,727
Celgene Corp*	179	11,472
CSL Ltd	31	4,048
Gilead Sciences Inc	251	15,700
Grifols SA	821	21,442

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Biotechnology – (continued)
Incyte Corp*	105	$6,677
Regeneron Pharmaceuticals Inc*	7	2,615
Vertex Pharmaceuticals Inc*	14	2,320
		80,648
Building Products – 0%
Allegion PLC	117	9,326
AO Smith Corp	46	1,964
Assa Abloy AB	44	787
Cie de Saint-Gobain	26	865
Johnson Controls International PLC	291	8,628
		21,570
Capital Markets – 0.2%
ASX Ltd	256	10,816
BlackRock Inc	2	786
Cboe Global Markets Inc	13	1,272
CME Group Inc	217	40,822
Deutsche Boerse AG	36	4,329
E*TRADE Financial Corp	370	16,236
Goldman Sachs Group Inc	12	2,005
Hargreaves Lansdown PLC	85	2,002
Hong Kong Exchanges & Clearing Ltd	200	5,740
Invesco Ltd	807	13,509
Investec PLC	1,357	7,570
Japan Exchange Group Inc	400	6,425
London Stock Exchange Group PLC	177	9,133
Macquarie Group Ltd	47	3,596
Morgan Stanley	80	3,172
MSCI Inc	5	737
Nasdaq Inc	129	10,523
Natixis SA	110	519
Northern Trust Corp	51	4,263
Partners Group Holding AG	10	6,081
Schroders PLC	50	1,550
State Street Corp	122	7,695
T Rowe Price Group Inc	107	9,878
		168,659
Chemicals – 0.4%
Air Liquide SA	54	6,685
Air Water Inc	200	3,005
Akzo Nobel NV	334	26,844
Albemarle Corp	66	5,087
CF Industries Holdings Inc	122	5,308
Clariant AG*	982	18,126
Covestro AG	82	4,056
Daicel Corp	300	3,083
DowDuPont Inc	165	8,824
Eastman Chemical Co	24	1,755
Ecolab Inc	144	21,218
EMS-Chemie Holding AG	22	10,480
Evonik Industries AG	137	3,421
FMC Corp	44	3,254
Hitachi Chemical Co Ltd	300	4,481
Incitec Pivot Ltd	2,611	6,030
International Flavors & Fragrances Inc	112	15,038
Johnson Matthey PLC	27	963
JSR Corp	200	2,989
Kaneka Corp	100	3,574
Kansai Paint Co Ltd	100	1,919
Koninklijke DSM NV	65	5,288

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Chemicals – (continued)
LANXESS AG	208	$9,579
LyondellBasell Industries NV	51	4,241
Mitsubishi Gas Chemical Co Inc	300	4,482
Mosaic Co	145	4,235
Nippon Paint Holdings Co Ltd	100	3,391
Nissan Chemical Corp	100	5,206
Orica Ltd	527	6,401
Sherwin-Williams Co	21	8,263
Sika AG (REG)	38	4,832
Symrise AG	453	33,472
Taiyo Nippon Sanso Corp	200	3,293
Teijin Ltd	200	3,184
Tosoh Corp	300	3,882
Umicore SA	136	5,408
Yara International ASA	274	10,524
		271,821
Commercial Services & Supplies – 0.2%
Brambles Ltd	213	1,522
Cintas Corp	55	9,239
Copart Inc*	358	17,105
Edenred	142	5,205
G4S PLC	3,017	7,549
Republic Services Inc	707	50,968
Rollins Inc	355	12,816
Securitas AB	16	257
		104,661
Communications Equipment – 0.1%
Arista Networks Inc*	7	1,475
F5 Networks Inc*	158	25,601
Juniper Networks Inc	686	18,460
Nokia OYJ	3,759	21,716
Telefonaktiebolaget LM Ericsson	1,248	11,006
		78,258
Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	50	1,922
Bouygues SA	34	1,216
CIMIC Group Ltd	76	2,323
Ferrovial SA	531	10,708
Fluor Corp	399	12,848
HOCHTIEF AG	16	2,156
Quanta Services Inc	113	3,401
Skanska AB	140	2,237
Vinci SA	13	1,068
		37,879
Construction Materials – 0.1%
Boral Ltd	1,559	5,423
HeidelbergCement AG	24	1,468
Imerys SA	4	191
James Hardie Industries PLC (CDI)	207	2,204
LafargeHolcim Ltd*	134	5,539
Martin Marietta Materials Inc	56	9,625
Taiheiyo Cement Corp	100	3,078
Vulcan Materials Co	46	4,545
		32,073
Consumer Finance – 0%
AEON Financial Service Co Ltd	100	1,797
Synchrony Financial	108	2,534
		4,331

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Containers & Packaging – 0.1%
Amcor Ltd/Australia	988	$9,218
Avery Dennison Corp	160	14,373
Ball Corp	202	9,288
International Paper Co	147	5,933
Packaging Corp of America	54	4,507
Sealed Air Corp	476	16,584
Westrock Co	102	3,852
		63,755
Distributors – 0%
Genuine Parts Co	81	7,778
Diversified Consumer Services – 0%
H&R Block Inc	1,043	26,461
Diversified Financial Services – 0.1%
AMP Ltd	3,778	6,520
Eurazeo SA	127	8,965
Industrivarden AB	231	4,689
Kinnevik AB	273	6,609
Mitsubishi UFJ Lease & Finance Co Ltd	200	958
Tokyo Century Corp	100	4,351
Wendel SA	19	2,279
		34,371
Diversified Telecommunication Services – 0.2%
AT&T Inc	829	23,660
BCE Inc	841	33,227
BT Group PLC	2,787	8,435
CenturyLink Inc	1,383	20,952
Deutsche Telekom AG	203	3,448
Elisa OYJ	237	9,813
HKT Trust & HKT Ltd	5,000	7,199
Iliad SA	8	1,118
Koninklijke KPN NV	3,798	11,099
Nippon Telegraph & Telephone Corp	100	4,072
PCCW Ltd	10,000	5,753
Proximus SADP	25	675
Singapore Telecommunications Ltd	3,100	6,651
Swisscom AG (REG)	8	3,830
Telefonica Deutschland Holding AG	799	3,126
Telefonica SA	83	700
Telenor ASA	547	10,566
Telstra Corp Ltd	6,447	12,938
United Internet AG	71	3,105
Verizon Communications Inc	69	3,879
		174,246
Electric Utilities – 0.2%
Alliant Energy Corp	83	3,507
AusNet Services	983	1,077
Chugoku Electric Power Co Inc	200	2,594
CLP Holdings Ltd	500	5,637
Duke Energy Corp	59	5,092
Electricite de France SA	183	2,883
Emera Inc	205	6,565
Entergy Corp	144	12,394
Eversource Energy	38	2,472
Fortum OYJ	73	1,601
Hydro One Ltd	1,301	19,301
Kyushu Electric Power Co Inc	100	1,189
Pinnacle West Capital Corp	37	3,152
Power Assets Holdings Ltd	1,000	6,943
PPL Corp	160	4,533

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Electric Utilities – (continued)
Red Electrica Corp SA	461	$10,267
SSE PLC	285	3,918
Terna Rete Elettrica Nazionale SpA	2,441	13,855
Xcel Energy Inc	71	3,498
		110,478
Electrical Equipment – 0%
ABB Ltd	178	3,395
Legrand SA	12	675
Melrose Industries PLC	1,762	3,648
OSRAM Licht AG	14	608
Prysmian SpA	14	271
Rockwell Automation Inc	68	10,233
Siemens Gamesa Renewable Energy SA*	246	2,980
		21,810
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp	604	48,936
Corning Inc	362	10,936
FLIR Systems Inc	130	5,660
Hexagon AB	507	23,414
Hitachi Ltd	100	2,659
IPG Photonics Corp*	119	13,482
Keysight Technologies Inc*	78	4,842
TE Connectivity Ltd	118	8,924
		118,853
Energy Equipment & Services – 0.1%
Baker Hughes a GE Co	513	11,030
Halliburton Co	671	17,835
Helmerich & Payne Inc	136	6,520
National Oilwell Varco Inc	621	15,960
Schlumberger Ltd	653	23,560
TechnipFMC PLC	357	6,990
Tenaris SA	608	6,516
WorleyParsons Ltd	354	2,846
		91,257
Entertainment – 0.3%
Activision Blizzard Inc	514	23,937
DeNA Co Ltd	200	3,329
Electronic Arts Inc*	513	40,481
Netflix Inc*	20	5,353
Nexon Co Ltd*	200	2,555
Take-Two Interactive Software Inc*	212	21,823
Toho Co Ltd/Tokyo	100	3,614
Ubisoft Entertainment SA*	32	2,567
Viacom Inc	1,192	30,634
Vivendi SA	289	7,021
Walt Disney Co	833	91,338
		232,652
Equity Real Estate Investment Trusts (REITs) – 0.2%
Alexandria Real Estate Equities Inc	16	1,844
Apartment Investment & Management Co	35	1,536
Ascendas Real Estate Investment Trust	1,000	1,881
Boston Properties Inc	15	1,688
British Land Co PLC	33	224
CapitaLand Mall Trust	1,700	2,813
Covivio	9	866
Crown Castle International Corp	29	3,150
Daiwa House REIT Investment Corp	1	2,239
Duke Realty Corp	142	3,678
Equity Residential	83	5,479

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Essex Property Trust Inc	8	$1,962
Extra Space Storage Inc	21	1,900
Federal Realty Investment Trust	34	4,013
Gecina SA	8	1,033
Goodman Group	988	7,394
GPT Group	2,475	9,307
Hammerson PLC	379	1,587
Japan Retail Fund Investment Corp	2	4,005
Kimco Realty Corp	494	7,237
Klepierre SA	55	1,693
Land Securities Group PLC	70	717
Mid-America Apartment Communities Inc	26	2,488
Nippon Prologis REIT Inc	4	8,445
Nomura Real Estate Master Fund Inc	2	2,632
Public Storage	5	1,012
Realty Income Corp	114	7,187
Regency Centers Corp	75	4,401
RioCan Real Estate Investment Trust	210	3,662
SBA Communications Corp*	5	809
Scentre Group	5,764	15,829
SL Green Realty Corp	23	1,819
SmartCentres Real Estate Investment Trust	10	226
Stockland	1,573	3,902
UDR Inc	31	1,228
United Urban Investment Corp	5	7,754
Ventas Inc	30	1,758
Vornado Realty Trust	19	1,179
Welltower Inc	148	10,273
Weyerhaeuser Co	262	5,727
		146,577
Food & Staples Retailing – 0.2%
Aeon Co Ltd	100	1,968
Alimentation Couche-Tard Inc	87	4,328
Colruyt SA	15	1,068
Costco Wholesale Corp	25	5,093
Dairy Farm International Holdings Ltd	100	903
George Weston Ltd	193	12,732
J Sainsbury PLC	1,759	5,931
Kroger Co	100	2,750
Loblaw Cos Ltd	207	9,267
METRO AG	427	6,564
Metro Inc	276	9,572
Seven & i Holdings Co Ltd	300	13,064
Sysco Corp	596	37,345
Walgreens Boots Alliance Inc	139	9,498
Walmart Inc	248	23,101
Wm Morrison Supermarkets PLC	5,195	14,078
Woolworths Group Ltd	902	18,686
		175,948
Food Products – 0.3%
Ajinomoto Co Inc	300	5,323
Archer-Daniels-Midland Co	130	5,326
Associated British Foods PLC	208	5,409
Barry Callebaut AG (REG)	5	7,779
Calbee Inc	100	3,126
Campbell Soup Co	204	6,730
Conagra Brands Inc	724	15,465
Danone SA	74	5,215
General Mills Inc	321	12,500

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Food Products – (continued)
Hershey Co	408	$43,729
Hormel Foods Corp	148	6,317
JM Smucker Co	173	16,174
Kellogg Co	308	17,559
Kikkoman Corp	100	5,367
Kraft Heinz Co	539	23,199
Marine Harvest ASA	97	2,043
McCormick & Co Inc/MD	148	20,608
Nestle SA (REG)	64	5,205
NH Foods Ltd	100	3,760
Nissin Foods Holdings Co Ltd	100	6,276
Orkla ASA	1,449	11,402
Toyo Suisan Kaisha Ltd	100	3,490
Tyson Foods Inc	233	12,442
WH Group Ltd	500	381
Wilmar International Ltd	300	687
Yamazaki Baking Co Ltd	100	2,095
		247,607
Gas Utilities – 0%
AltaGas Ltd	172	1,752
APA Group	98	587
Hong Kong & China Gas Co Ltd	3,000	6,192
Naturgy Energy Group SA	137	3,475
		12,006
Health Care Equipment & Supplies – 0.3%
Baxter International Inc	973	64,043
Becton Dickinson and Co	66	14,871
Boston Scientific Corp*	119	4,205
Cooper Cos Inc	34	8,653
Edwards Lifesciences Corp*	21	3,217
EssilorLuxottica SA	49	6,186
Hologic Inc*	456	18,742
IDEXX Laboratories Inc*	88	16,370
ResMed Inc	203	23,116
Smith & Nephew PLC	845	15,713
Sonova Holding AG (REG)	54	8,808
Straumann Holding AG	8	5,062
Stryker Corp	68	10,659
Varian Medical Systems Inc*	72	8,158
Zimmer Biomet Holdings Inc	29	3,008
		210,811
Health Care Providers & Services – 0.1%
Alfresa Holdings Corp	100	2,587
Centene Corp*	49	5,650
Cigna Corp	10	1,899
CVS Health Corp	100	6,552
DaVita Inc*	39	2,007
Fresenius Medical Care AG & Co KGaA	13	844
Fresenius SE & Co KGaA	132	6,380
Henry Schein Inc*	128	10,051
Humana Inc	19	5,443
Laboratory Corp of America Holdings*	69	8,719
McKesson Corp	25	2,762
Medipal Holdings Corp	100	2,163
Quest Diagnostics Inc	65	5,413
Ramsay Health Care Ltd	216	8,781
Sonic Healthcare Ltd	669	10,416
Universal Health Services Inc	151	17,601

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
WellCare Health Plans Inc*	19	$4,486
		101,754
Health Care Technology – 0%
Cerner Corp*	85	4,457
M3 Inc	100	1,355
		5,812
Hotels, Restaurants & Leisure – 0.2%
Accor SA	276	11,703
Carnival Corp	383	18,882
Carnival PLC	33	1,583
Chipotle Mexican Grill Inc*	23	9,931
Crown Resorts Ltd	878	7,333
Flight Centre Travel Group Ltd	44	1,330
Marriott International Inc/MD	33	3,582
McDonald's Corp	48	8,523
Merlin Entertainments PLC	5,068	20,508
MGM China Holdings Ltd	1,600	2,693
MGM Resorts International	58	1,407
Norwegian Cruise Line Holdings Ltd*	422	17,889
Paddy Power Betfair PLC	27	2,212
Sands China Ltd	800	3,465
Starbucks Corp	376	24,214
Tabcorp Holdings Ltd	1,756	5,305
Whitbread PLC	78	4,540
Wynn Resorts Ltd	65	6,429
Yum! Brands Inc	254	23,348
		174,877
Household Durables – 0.2%
Barratt Developments PLC	1,459	8,611
DR Horton Inc	244	8,457
Electrolux AB	56	1,187
Garmin Ltd	985	62,370
Husqvarna AB	1,791	13,323
Leggett & Platt Inc	475	17,024
Lennar Corp	151	5,912
Newell Brands Inc	200	3,718
PulteGroup Inc	539	14,009
Sekisui Chemical Co Ltd	200	2,960
Whirlpool Corp	16	1,710
		139,281
Household Products – 0.2%
Clorox Co	83	12,794
Colgate-Palmolive Co	1,151	68,508
Henkel AG & Co KGaA	19	1,868
Kimberly-Clark Corp	282	32,131
Lion Corp	200	4,126
Pigeon Corp	100	4,319
Reckitt Benckiser Group PLC	70	5,345
		129,091
Independent Power and Renewable Electricity Producers – 0%
AES Corp/VA	78	1,128
Electric Power Development Co Ltd	100	2,369
NRG Energy Inc	27	1,069
Uniper SE	82	2,123
		6,689
Industrial Conglomerates – 0%
CK Hutchison Holdings Ltd	1,000	9,557
Keppel Corp Ltd	200	869
Roper Technologies Inc	28	7,463

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Industrial Conglomerates – (continued)
Sembcorp Industries Ltd	300	$560
Smiths Group PLC	299	5,176
		23,625
Information Technology Services – 0.5%
Akamai Technologies Inc*	190	11,605
Alliance Data Systems Corp	7	1,051
Amadeus IT Group SA	70	4,873
Atos SE	158	12,854
Broadridge Financial Solutions Inc	111	10,684
CGI Group Inc*	198	12,112
Computershare Ltd	429	5,193
DXC Technology Co	162	8,614
Fidelity National Information Services Inc	703	72,093
Fiserv Inc*	693	50,929
FleetCor Technologies Inc*	63	11,700
Gartner Inc*	238	30,426
Global Payments Inc	139	14,335
Jack Henry & Associates Inc	316	39,980
NTT Data Corp	100	1,093
Paychex Inc	83	5,407
PayPal Holdings Inc*	156	13,118
Shopify Inc*	18	2,490
Western Union Co	1,786	30,469
Wirecard AG	28	4,262
		343,288
Insurance – 0.4%
Ageas	203	9,119
AIA Group Ltd	600	4,936
Allstate Corp	7	578
Arthur J Gallagher & Co	216	15,919
Aviva PLC	834	3,977
Baloise Holding AG	53	7,318
Brighthouse Financial Inc*	28	853
Chubb Ltd	29	3,746
Cincinnati Financial Corp	84	6,503
CNP Assurances	386	8,164
Direct Line Insurance Group PLC	4,597	18,616
Everest Re Group Ltd	52	11,324
Gjensidige Forsikring ASA	231	3,600
Hannover Rueck SE	9	1,213
Hartford Financial Services Group Inc	196	8,712
Insurance Australia Group Ltd	652	3,214
Japan Post Holdings Co Ltd	600	6,899
Legal & General Group PLC	169	496
Loews Corp	238	10,834
Mapfre SA	2,578	6,832
Marsh & McLennan Cos Inc	191	15,232
Medibank Pvt Ltd	6,239	11,291
Poste Italiane SpA (144A)	29	233
Power Corp of Canada	389	6,991
Power Financial Corp	239	4,523
Principal Financial Group Inc	206	9,099
Prudential Financial Inc	16	1,305
Prudential PLC	121	2,162
QBE Insurance Group Ltd	954	6,785
RSA Insurance Group PLC	2,040	13,308
Sampo Oyj	121	5,319
SCOR SE	299	13,464
Sony Financial Holdings Inc	500	9,282

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – (continued)
Suncorp Group Ltd	487	$4,331
Swiss Life Holding AG (REG)*	10	3,861
Torchmark Corp	125	9,316
Travelers Cos Inc	19	2,275
Willis Towers Watson PLC	48	7,289
		258,919
Interactive Media & Services – 0.1%
Alphabet Inc - Class A*	16	16,719
Facebook Inc*	165	21,630
Kakaku.com Inc	100	1,759
LINE Corp*	100	3,419
REA Group Ltd	62	3,230
TripAdvisor Inc*	571	30,800
Twitter Inc*	579	16,640
		94,197
Internet & Direct Marketing Retail – 0.1%
Amazon.com Inc*	11	16,522
eBay Inc*	655	18,386
Rakuten Inc	100	665
		35,573
Leisure Products – 0%
Hasbro Inc	280	22,750
Life Sciences Tools & Services – 0.1%
Agilent Technologies Inc	62	4,183
Illumina Inc*	14	4,199
IQVIA Holdings Inc*	39	4,531
Lonza Group AG*	32	8,323
Mettler-Toledo International Inc*	30	16,967
Waters Corp*	64	12,074
		50,277
Machinery – 0.1%
ANDRITZ AG	197	9,061
Caterpillar Inc	14	1,779
CNH Industrial NV	411	3,697
Cummins Inc	77	10,290
Deere & Co	40	5,967
Dover Corp	88	6,244
Hino Motors Ltd	200	1,878
JTEKT Corp	100	1,107
KION Group AG	24	1,218
Kone OYJ	25	1,191
Metso OYJ	111	2,927
Mitsubishi Heavy Industries Ltd	100	3,592
Nabtesco Corp	100	2,152
NGK Insulators Ltd	100	1,348
PACCAR Inc	86	4,914
Pentair PLC	256	9,672
Sandvik AB	47	673
Volvo AB	66	868
Wartsila OYJ Abp	198	3,142
Weir Group PLC	59	970
		72,690
Media – 0.4%
Axel Springer SE	41	2,318
CBS Corp	1,083	47,349
Charter Communications Inc*	35	9,974
Comcast Corp	268	9,125
Dentsu Inc	100	4,446
Discovery Inc - Class A*	523	12,939

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Media – (continued)
Eutelsat Communications SA	339	$6,703
Hakuhodo DY Holdings Inc	300	4,258
Interpublic Group of Cos Inc	2,830	58,383
ITV PLC	5,252	8,334
JCDecaux SA	150	4,197
News Corp	2,637	29,930
Omnicom Group Inc	781	57,200
Pearson PLC	340	4,053
Publicis Groupe SA	47	2,690
RTL Group SA	126	6,743
SES SA	146	2,796
Singapore Press Holdings Ltd	2,000	3,437
Telenet Group Holding NV	61	2,831
		277,706
Metals & Mining – 0.2%
Agnico Eagle Mines Ltd	188	7,589
Anglo American PLC	264	5,835
Antofagasta PLC	937	9,285
ArcelorMittal	212	4,374
Barrick Gold Corp#	388	5,239
BHP Group Ltd	233	5,620
BlueScope Steel Ltd	332	2,562
Boliden AB	360	7,834
Fortescue Metals Group Ltd	1,092	3,200
Freeport-McMoRan Inc	545	5,619
Fresnillo PLC	313	3,420
Glencore PLC*	1,485	5,476
Goldcorp Inc	835	8,179
Hitachi Metals Ltd	300	3,116
Newcrest Mining Ltd	578	8,903
Newmont Mining Corp	756	26,195
Norsk Hydro ASA	1,105	5,005
Nucor Corp	114	5,906
Rio Tinto Ltd	100	5,530
Rio Tinto PLC	18	858
South32 Ltd	228	538
thyssenkrupp AG	620	10,640
voestalpine AG	19	568
		141,491
Multiline Retail – 0.1%
Dollarama Inc	214	5,091
Harvey Norman Holdings Ltd	2,824	6,289
J Front Retailing Co Ltd	100	1,156
Kohl's Corp	231	15,325
Macy's Inc	62	1,846
Marks & Spencer Group PLC	1,027	3,236
Next PLC	129	6,564
Nordstrom Inc	304	14,169
Takashimaya Co Ltd	100	1,271
Target Corp	563	37,209
Wesfarmers Ltd	263	5,971
		98,127
Multi-Utilities – 0.1%
AGL Energy Ltd	309	4,470
Ameren Corp	44	2,870
Canadian Utilities Ltd	344	7,893
Centrica PLC	6,057	10,414
CMS Energy Corp	79	3,922
Consolidated Edison Inc	28	2,141

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Multi-Utilities – (continued)
Dominion Energy Inc	64	$4,573
DTE Energy Co	22	2,427
E.ON SE	67	662
Public Service Enterprise Group Inc	65	3,383
RWE AG	190	4,130
Suez	536	7,064
Veolia Environnement SA	404	8,286
WEC Energy Group Inc	62	4,294
		66,529
Oil, Gas & Consumable Fuels – 0.8%
Anadarko Petroleum Corp	330	14,467
Apache Corp	470	12,338
BP PLC	570	3,596
Cabot Oil & Gas Corp	2,417	54,020
Caltex Australia Ltd	401	7,195
Canadian Natural Resources Ltd	279	6,733
Chevron Corp	66	7,180
Cimarex Energy Co	138	8,508
Concho Resources Inc*	49	5,037
ConocoPhillips	164	10,225
Devon Energy Corp	282	6,356
Diamondback Energy Inc	100	9,270
Enagas SA	1,058	28,565
Enbridge Inc	21	652
Encana Corp	962	5,554
EOG Resources Inc	47	4,099
Equinor ASA	1,173	25,033
Exxon Mobil Corp	349	23,798
Hess Corp	147	5,954
HollyFrontier Corp	137	7,003
Idemitsu Kosan Co Ltd	100	3,296
Inter Pipeline Ltd	429	6,078
Kinder Morgan Inc/DE	1,951	30,006
Koninklijke Vopak NV	323	14,630
Lundin Petroleum AB	443	11,082
Marathon Oil Corp	535	7,672
Marathon Petroleum Corp	220	12,982
Neste Oyj	165	12,738
Noble Energy Inc	597	11,200
Occidental Petroleum Corp	196	12,030
Oil Search Ltd	808	4,074
OMV AG	110	4,810
ONEOK Inc	126	6,798
Origin Energy Ltd*	723	3,294
Phillips 66	226	19,470
Pioneer Natural Resources Co	107	14,073
Repsol SA	685	11,010
Santos Ltd	1,068	4,121
Snam SpA	7,234	31,660
Suncor Energy Inc	266	7,430
TransCanada Corp#	591	21,107
Valero Energy Corp	248	18,593
Vermilion Energy Inc	235	4,951
Washington H Soul Pattinson & Co Ltd	142	2,476
Williams Cos Inc	1,168	25,754
Woodside Petroleum Ltd	207	4,571
		551,489
Paper & Forest Products – 0%
Mondi PLC	355	7,345

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Paper & Forest Products – (continued)
Stora Enso OYJ	443	$5,128
UPM-Kymmene OYJ	496	12,610
		25,083
Personal Products – 0%
Beiersdorf AG	39	4,070
Coty Inc	319	2,093
Pola Orbis Holdings Inc	100	2,679
Unilever NV	62	3,368
Unilever PLC	32	1,675
		13,885
Pharmaceuticals – 0.2%
Allergan PLC	51	6,817
Astellas Pharma Inc	100	1,273
AstraZeneca PLC	175	13,085
Aurora Cannabis Inc*	370	1,838
Bristol-Myers Squibb Co	340	17,673
Canopy Growth Corp*	106	2,843
Eli Lilly & Co	88	10,183
Kyowa Hakko Kirin Co Ltd	100	1,879
Merck KGaA	79	8,150
Mitsubishi Tanabe Pharma Corp	100	1,437
Mylan NV*	340	9,316
Novartis AG	104	8,911
Ono Pharmaceutical Co Ltd	100	2,024
Otsuka Holdings Co Ltd	100	4,081
Perrigo Co PLC	94	3,643
Roche Holding AG	65	16,079
Sanofi	12	1,037
Santen Pharmaceutical Co Ltd	100	1,431
Sumitomo Dainippon Pharma Co Ltd	100	3,221
UCB SA	72	5,869
Vifor Pharma AG	4	434
Zoetis Inc	90	7,699
		128,923
Professional Services – 0.1%
Bureau Veritas SA	156	3,168
Equifax Inc	28	2,608
IHS Markit Ltd*	371	17,797
Nielsen Holdings PLC	153	3,569
Persol Holdings Co Ltd	100	1,469
SEEK Ltd	127	1,513
Teleperformance	11	1,761
Verisk Analytics Inc*	85	9,268
Wolters Kluwer NV	40	2,362
		43,515
Real Estate Management & Development – 0.1%
Aeon Mall Co Ltd	100	1,600
CapitaLand Ltd	2,200	5,005
CK Asset Holdings Ltd	1,000	7,272
Deutsche Wohnen SE	31	1,421
Henderson Land Development Co Ltd	2,000	9,915
Hongkong Land Holdings Ltd	600	3,782
Hulic Co Ltd	200	1,790
New World Development Co Ltd	6,000	7,882
Nomura Real Estate Holdings Inc	100	1,825
Swire Pacific Ltd	1,000	10,506
Swiss Prime Site AG (REG)*	15	1,216
Tokyu Fudosan Holdings Corp	200	993
Vonovia SE	20	908

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
Wharf Holdings Ltd	4,000	$10,378
		64,493
Road & Rail – 0%
Aurizon Holdings Ltd	1,580	4,762
JB Hunt Transport Services Inc	86	8,001
Keikyu Corp	100	1,648
MTR Corp Ltd	2,500	13,158
Nagoya Railroad Co Ltd	100	2,653
Tokyu Corp	100	1,625
		31,847
Semiconductor & Semiconductor Equipment – 0.2%
Advanced Micro Devices Inc*	497	9,175
Applied Materials Inc	359	11,754
ASM Pacific Technology Ltd	100	958
ASML Holding NV	33	5,148
Infineon Technologies AG	509	10,127
KLA-Tencor Corp	112	10,023
Lam Research Corp	141	19,200
Microchip Technology Inc	195	14,024
Micron Technology Inc*	236	7,488
NVIDIA Corp	59	7,877
NXP Semiconductors NV	109	7,988
Qorvo Inc*	114	6,923
Skyworks Solutions Inc	121	8,109
STMicroelectronics NV	284	4,052
Xilinx Inc	59	5,025
		127,871
Software – 0.1%
Adobe Inc*	17	3,846
ANSYS Inc*	126	18,010
BlackBerry Ltd*	1,452	10,329
Dassault Systemes SE	84	9,916
Sage Group PLC	580	4,440
SAP SE	152	15,139
Symantec Corp	293	5,536
Temenos AG (REG)*	65	7,836
		75,052
Specialty Retail – 0.4%
Advance Auto Parts Inc	139	21,887
AutoZone Inc*	47	39,402
Best Buy Co Inc	309	16,365
CarMax Inc*	386	24,214
Industria de Diseno Textil SA	184	4,690
Kingfisher PLC	7,479	19,783
Lowe's Cos Inc	62	5,726
O'Reilly Automotive Inc*	9	3,099
Ross Stores Inc	180	14,976
Tiffany & Co	16	1,288
TJX Cos Inc	666	29,797
Tractor Supply Co	699	58,325
Ulta Beauty Inc*	84	20,567
USS Co Ltd	100	1,669
		261,788
Technology Hardware, Storage & Peripherals – 0.1%
Apple Inc	63	9,938
Brother Industries Ltd	100	1,468
Canon Inc	100	2,756
FUJIFILM Holdings Corp	100	3,859
Hewlett Packard Enterprise Co	569	7,516

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
HP Inc	106	$2,169
Konica Minolta Inc	100	898
NEC Corp	200	5,988
NetApp Inc	130	7,757
Seagate Technology PLC	75	2,894
Xerox Corp	1,248	24,660
		69,903
Textiles, Apparel & Luxury Goods – 0.2%
adidas AG	56	11,701
Cie Financiere Richemont SA	25	1,607
Hanesbrands Inc	1,394	17,467
Hermes International	12	6,636
HUGO BOSS AG	54	3,330
Kering SA	7	3,276
Michael Kors Holdings Ltd*	248	9,404
Moncler SpA	193	6,448
NIKE Inc	211	15,644
Puma SE	14	6,856
Ralph Lauren Corp	47	4,863
Tapestry Inc	435	14,681
VF Corp	121	8,632
Yue Yuen Industrial Holdings Ltd	500	1,596
		112,141
Tobacco – 0%
Imperial Brands PLC	183	5,533
Philip Morris International Inc	257	17,157
Swedish Match AB	88	3,471
		26,161
Trading Companies & Distributors – 0.1%
Bunzl PLC	151	4,543
Ferguson PLC	51	3,266
ITOCHU Corp	100	1,687
Marubeni Corp	100	696
Mitsui & Co Ltd	100	1,550
Rexel SA	271	2,889
Sumitomo Corp	100	1,411
Toyota Tsusho Corp	100	2,941
United Rentals Inc*	37	3,794
WW Grainger Inc	39	11,012
		33,789
Transportation Infrastructure – 0%
Aena SME SA	53	8,216
Aeroports de Paris	18	3,403
Japan Airport Terminal Co Ltd	100	3,454
Sydney Airport	882	4,180
Transurban Group	483	3,964
		23,217
Water Utilities – 0%
American Water Works Co Inc	166	15,068
Severn Trent PLC	263	6,075
United Utilities Group PLC	656	6,142
		27,285
Wireless Telecommunication Services – 0%
KDDI Corp	100	2,383
Millicom International Cellular SA (SDR)	55	3,492
NTT DOCOMO Inc	300	6,737
Rogers Communications Inc	120	6,150

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Wireless Telecommunication Services – (continued)
Vodafone Group PLC	3,432	$6,668
		25,430
Total Common Stocks (cost $7,492,990)		6,797,414
Preferred Stocks – 0%
Automobiles – 0%
Porsche Automobil Holding SE	200	11,839
Volkswagen AG	52	8,274
		20,113
Health Care Equipment & Supplies – 0%
Sartorius AG	31	3,871
Media – 0%
ProSiebenSat.1 Media SE	197	3,503
Total Preferred Stocks (cost $30,037)		27,487
Investment Companies – 85.4%
Exchange-Traded Funds (ETFs) – 68.4%
Invesco QQQ Trust Series 1	18,163	2,801,824
iShares 20+ Year Treasury Bond#	21,669	2,633,000
iShares 7-10 Year Treasury Bond#	34,981	3,645,020
iShares Agency Bond#	36,323	4,072,898
iShares Core MSCI Emerging Markets	48,199	2,272,583
iShares FTSE/Xinhua China 25 Index Fund#	44,512	1,739,529
iShares iBoxx $ High Yield Corporate Bond#	5,142	417,016
iShares iBoxx $ Investment Grade Corporate Bond	30,735	3,467,523
iShares MSCI Canada	7,598	182,048
Vanguard Consumer Staples	2,601	341,173
Vanguard Financials	19,924	1,182,689
Vanguard FTSE All World ex-US Small-Cap#	5,292	501,047
Vanguard FTSE All-World ex-US	53,267	2,427,910
Vanguard FTSE Emerging Markets	54,530	2,077,593
Vanguard FTSE Europe	23,355	1,135,520
Vanguard FTSE Pacific#	18,011	1,092,007
Vanguard Growth	4,042	542,962
Vanguard High Dividend Yield#	5,864	457,333
Vanguard Industrials#	9,440	1,136,670
Vanguard International High Dividend Yield	10,326	581,044
Vanguard Mid-Cap	10,001	1,381,938
Vanguard Mortgage-Backed Securities#	73,757	3,797,748
Vanguard S&P 500	11,917	2,738,646
Vanguard Small-Cap	2,719	358,881
Vanguard Total International Bond	145,033	7,868,040
Vanguard Value#	9,137	894,969
		49,747,611
Investments Purchased with Cash Collateral from Securities Lending – 17.0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	12,345,540	12,345,540
Total Investment Companies (cost $63,282,157)		62,093,151
Commercial Paper – 18.2%
FMC Technologies Inc, 0%, 1/3/19 (Section 4(2))◊	$1,400,000	1,399,693
Ford Motor Credit Co, 0%, 2/6/19 (Section 4(2))◊	500,000	498,369
General Electric Co, 0%, 1/24/19◊	1,450,000	1,447,040
Hyundai Capital America, 0%, 1/4/19 (Section 4(2))◊	1,500,000	1,499,559
Intesa Sanpaolo SpA, 0%, 1/15/19◊	2,000,000	1,997,625
Magna International Inc, 0%, 1/28/19 (Section 4(2))◊	250,000	249,440
Nationwide Building Society, 0%, 1/28/19 (Section 4(2))◊	1,500,000	1,497,004
Royal Bank of Canada, 0%, 1/4/19◊	750,000	749,800
Telstra Corp Ltd, 0%, 1/14/19 (Section 4(2))◊	2,400,000	2,397,533
VW Credit Inc, 0%, 1/7/19 (Section 4(2))◊	1,500,000	1,499,215
Total Commercial Paper (cost $13,235,439)		13,235,278

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
U.S. Government Agency Notes – 3.9%
Federal Home Loan Bank Discount Notes:
0%, 1/2/19◊ (cost $2,800,981)	$2,800,000	$2,801,308
Total Investments (total cost $86,841,604) – 116.9%		84,954,638
Liabilities, net of Cash, Receivables and Other Assets – (16.9)%		(12,252,389)
Net Assets – 100%		$72,702,249

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$72,004,777	84.8%
Australia	2,726,751	3.2
Italy	2,076,175	2.4
United Kingdom	1,832,905	2.2
China	1,739,529	2.1
Germany	1,719,642	2.0
Canada	1,416,091	1.7
Japan	369,638	0.4
France	196,478	0.2
Hong Kong	184,485	0.2
Spain	148,444	0.2
Switzerland	134,722	0.2
Finland	91,560	0.1
Sweden	91,270	0.1
Netherlands	79,991	0.1
Norway	74,272	0.1
Belgium	25,876	0.0
Singapore	21,903	0.0
Austria	17,917	0.0
Ireland	2,212	0.0

Total	$84,954,638	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 17.0%
Investments Purchased with Cash Collateral from Securities Lending - 17.0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$61,227∆	$-	$-	$12,345,540

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 17.0%
Investments Purchased with Cash Collateral from Securities Lending - 17.0%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	8,252,929	129,124,034	(125,031,423)	12,345,540

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound	1/31/19	(926,500)	$1,171,772	$(10,772)
Canadian Dollar	1/31/19	(1,047,500)	785,221	17,140
Euro	1/31/19	(2,535,117)	2,888,817	(23,036)

				(16,668)
HSBC Securities (USA) Inc:
Australian Dollar	1/31/19	(859,000)	620,679	15,383
Japanese Yen	1/31/19	(207,000,000)	1,828,606	(64,992)
Korean Won	1/31/19	(384,600,000)	342,472	(2,770)
Swedish Krona	1/31/19	(1,835,000)	203,416	(4,298)
Swiss Franc	1/31/19	(271,000)	274,003	(2,618)
Taiwan Dollar	1/31/19	(8,444,000)	275,022	(610)

				(59,905)
Total				$(76,573)

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2018.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018

Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$ 32,523

Liability Derivatives:
Forward foreign currency exchange contracts	$109,096

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2018

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Futures contracts		$ 59,208	$ 59,208
Forward foreign currency exchange contracts	452,545		452,545

Total	$ 452,545	$ 59,208	$ 511,753

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(207,181)	$ -	$(207,181)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 9,083,637
Futures contracts, purchased	246,511
Futures contracts, sold	224,761

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

26	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Notes to Schedule of Investments and Other Information (unaudited)

Adaptive Global Allocation 60/40 Index (Hedged)

Adaptive Global Allocation 60/40 Index (Hedged) is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays Global Aggregate Bond Index (Hedged) (40%).

Bloomberg Barclays Global Aggregate Bond Index (Hedged)	Bloomberg Barclays Global Aggregate Bond Index (Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets.
MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered
SDR	Swedish Depositary Receipt

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $233 which represents 0.0% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2018 is $9,040,813, which represents 12.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Investment Fund	27

Janus Henderson Adaptive Global Allocation Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$26,725	$12,175	$-
Air Freight & Logistics	10,240	1,343	-
Airlines	39,896	3,898	-
Auto Components	35,510	30,607	-
Automobiles	47,822	40,132	-
Banks	113,099	201,371	-
Beverages	47,110	28,428	-
Biotechnology	55,158	25,490	-
Building Products	19,918	1,652	-
Capital Markets	110,898	57,761	-
Chemicals	77,223	194,598	-
Commercial Services & Supplies	90,128	14,533	-
Communications Equipment	45,536	32,722	-
Construction & Engineering	16,249	21,630	-
Construction Materials	14,170	17,903	-
Consumer Finance	2,534	1,797	-
Containers & Packaging	54,537	9,218	-
Diversified Financial Services	-	34,371	-
Diversified Telecommunication Services	81,718	92,528	-
Electric Utilities	60,514	49,964	-
Electrical Equipment	10,233	11,577	-
Electronic Equipment, Instruments & Components	92,780	26,073	-
Energy Equipment & Services	81,895	9,362	-
Entertainment	213,566	19,086	-
Equity Real Estate Investment Trusts (REITs)	74,256	72,321	-
Food & Staples Retailing	113,686	62,262	-
Food Products	180,049	67,558	-
Gas Utilities	1,752	10,254	-
Health Care Equipment & Supplies	175,042	35,769	-
Health Care Providers & Services	70,583	31,171	-
Health Care Technology	4,457	1,355	-
Hotels, Restaurants & Leisure	114,205	60,672	-
Household Durables	113,200	26,081	-
Household Products	113,433	15,658	-
Independent Power and Renewable Electricity Producers	2,197	4,492	-
Industrial Conglomerates	7,463	16,162	-
Information Technology Services	315,013	28,275	-
Insurance	114,499	144,420	-
Interactive Media & Services	85,789	8,408	-
Internet & Direct Marketing Retail	34,908	665	-
Life Sciences Tools & Services	41,954	8,323	-
Machinery	38,866	33,824	-
Media	224,900	52,806	-

28	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Notes to Schedule of Investments and Other Information (unaudited)

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs

Metals & Mining	$58,727	$82,764	$-
Multiline Retail	73,640	24,487	-
Multi-Utilities	31,503	35,026	-
Oil, Gas & Consumable Fuels	379,338	172,151	-
Paper & Forest Products	-	25,083	-
Personal Products	2,093	11,792	-
Pharmaceuticals	60,012	68,911	-
Professional Services	33,242	10,273	-
Real Estate Management & Development	-	64,493	-
Road & Rail	8,001	23,846	-
Semiconductor & Semiconductor Equipment	107,586	20,285	-
Software	37,721	37,331	-
Specialty Retail	235,646	26,142	-
Technology Hardware, Storage & Peripherals	54,934	14,969	-
Textiles, Apparel & Luxury Goods	70,691	41,450	-
Tobacco	17,157	9,004	-
Trading Companies & Distributors	14,806	18,983	-
Transportation Infrastructure	-	23,217	-
Water Utilities	15,068	12,217	-
Wireless Telecommunication Services	6,150	19,280	-
All Other	56,989	-	-
Preferred Stocks	-	27,487	-
Investment Companies	49,747,611	12,345,540	-
Commercial Paper	-	13,235,278	-
U.S. Government Agency Notes	-	2,801,308	-
Total Investments in Securities	$54,184,626	$30,770,012	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	32,523	-
Total Assets	$54,184,626	$30,802,535	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$109,096	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Janus Investment Fund	29

Janus Henderson Adaptive Global Allocation Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$72,609,098
Affiliated investments, at value(3)	12,345,540
Cash	73,891
Forward foreign currency exchange contracts	32,523
Cash denominated in foreign currency(4)	499
Non-interested Trustees' deferred compensation	1,757
Receivables:
Fund shares sold	303,836
Dividends	11,096
Foreign tax reclaims	5,568
Investments sold	3,336
Other assets	661
Total Assets	85,387,805
Liabilities:
Collateral for securities loaned (Note 3)	12,345,540
Forward foreign currency exchange contracts	109,096
Payables:	—
Fund shares repurchased	104,916
Professional fees	23,097
Custodian fees	10,414
Advisory fees	5,376
Transfer agent fees and expenses	3,485
12b-1 Distribution and shareholder servicing fees	2,247
Non-interested Trustees' deferred compensation fees	1,757
Non-interested Trustees' fees and expenses	543
Affiliated fund administration fees payable	159
Accrued expenses and other payables	78,926
Total Liabilities	12,685,556
Net Assets	$72,702,249

See Notes to Financial Statements.

30	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$76,866,026
Total distributable earnings (loss)	(4,163,777)
Total Net Assets	$72,702,249
Net Assets - Class A Shares	$2,295,118
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	243,661
Net Asset Value Per Share(5)	$9.42
Maximum Offering Price Per Share(6)	$9.99
Net Assets - Class C Shares	$1,813,154
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	193,167
Net Asset Value Per Share(5)	$9.39
Net Assets - Class D Shares	$2,367,819
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	251,241
Net Asset Value Per Share	$9.42
Net Assets - Class I Shares	$15,614,785
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,653,978
Net Asset Value Per Share	$9.44
Net Assets - Class N Shares	$47,065,105
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,985,214
Net Asset Value Per Share	$9.44
Net Assets - Class S Shares	$1,193,466
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	126,609
Net Asset Value Per Share	$9.43
Net Assets - Class T Shares	$2,352,802
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	249,539
Net Asset Value Per Share	$9.43

(1) Includes cost of $74,496,064.

(2) Includes $12,087,121 of securities on loan. See Note 3 in Notes to Financial Statements.

(3) Includes cost of $12,345,540.

(4) Includes cost of $499.

(5) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(6) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Adaptive Global Allocation Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Dividends	$952,442
Interest	149,232
Affiliated securities lending income, net	61,227
Other income	36
Foreign tax withheld	(3,647)
Total Investment Income	1,159,290
Expenses:
Advisory fees	276,736
12b-1 Distribution and shareholder servicing fees:
Class A Shares	2,188
Class C Shares	8,227
Class S Shares	1,575
Transfer agent administrative fees and expenses:
Class D Shares	1,484
Class S Shares	1,575
Class T Shares	3,168
Transfer agent networking and omnibus fees:
Class A Shares	477
Class C Shares	174
Class I Shares	4,335
Other transfer agent fees and expenses:
Class A Shares	78
Class C Shares	79
Class D Shares	584
Class I Shares	294
Class N Shares	706
Class S Shares	13
Class T Shares	28
Registration fees	50,248
Custodian fees	38,797
Non-affiliated fund administration fees	37,277
Professional fees	30,479
Shareholder reports expense	1,355
Non-interested Trustees’ fees and expenses	994
Affiliated fund administration fees	924
Other expenses	5,669
Total Expenses	467,464
Less: Excess Expense Reimbursement and Waivers	(180,816)
Net Expenses	286,648
Net Investment Income/(Loss)	872,642
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	(1,976,508)
Forward foreign currency exchange contracts	452,545
Futures contracts	59,208
Total Net Realized Gain/(Loss) on Investments	(1,464,755)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(2,892,608)
Forward foreign currency exchange contracts	(207,181)
Total Change in Unrealized Net Appreciation/Depreciation	(3,099,789)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(3,691,902)

See Notes to Financial Statements.

32	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$872,642	$972,243
Net realized gain/(loss) on investments	(1,464,755)	4,143,685
Change in unrealized net appreciation/depreciation	(3,099,789)	(1,288,278)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,691,902)	3,827,650
Dividends and Distributions to Shareholders(1)
Class A Shares	(120,007)	N/A
Class C Shares	(69,592)	N/A
Class D Shares	(118,346)	N/A
Class I Shares	(756,351)	N/A
Class N Shares	(2,436,252)	N/A
Class S Shares	(56,970)	N/A
Class T Shares	(116,855)	N/A
Total Dividends and Distributions to Shareholders	(3,674,373)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(12,386)
Class C Shares	N/A	(15,309)
Class D Shares	N/A	(34,259)
Class I Shares	N/A	(74,095)
Class N Shares	N/A	(959,456)
Class S Shares	N/A	(18,359)
Class T Shares	N/A	(42,761)
Total Dividends from Net Investment Income	N/A	(1,156,625)
Distributions from Net Realized Gain from Investment Transactions(1)
Class A Shares	N/A	(42,830)
Class C Shares	N/A	(83,298)
Class D Shares	N/A	(110,002)
Class I Shares	N/A	(229,169)
Class N Shares	N/A	(2,889,637)
Class S Shares	N/A	(69,088)
Class T Shares	N/A	(138,227)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(3,562,251)
Net Decrease from Dividends and Distributions to Shareholders	(3,674,373)	(4,718,876)
Capital Share Transactions:
Class A Shares	1,794,796	32,841
Class C Shares	369,584	409,268
Class D Shares	124,280	916,576
Class I Shares	7,198,393	5,453,056
Class N Shares	(55,144)	3,755,002
Class S Shares	56,852	87,770
Class T Shares	37,329	315,716
Net Increase/(Decrease) from Capital Share Transactions	9,526,090	10,970,229
Net Increase/(Decrease) in Net Assets	2,159,815	10,079,003
Net Assets:
Beginning of period	70,542,434	60,463,431
End of period(2)	$72,702,249	$70,542,434

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $353,881 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	33

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017		2016	2015(1)
Net Asset Value, Beginning of Period	$10.43	$10.55	$9.49		$9.69	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.14	0.13	0.09		0.05	0.01
Net realized and unrealized gain/(loss)	(0.65)	0.55	1.06		(0.23)	(0.32)
Total from Investment Operations	(0.51)	0.68	1.15		(0.18)	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.18)	(0.09)		(0.02)	—
Distributions (from capital gains)	(0.41)	(0.62)	—		—	—
Total Dividends and Distributions	(0.50)	(0.80)	(0.09)		(0.02)	—
Net Asset Value, End of Period	$9.42	$10.43	$10.55		$9.49	$9.69
Total Return*	(4.87)%	6.27%	12.17%		(1.85)%	(3.10)%
Net Assets, End of Period (in thousands)	$2,295	$766	$743		$571	$485
Average Net Assets for the Period (in thousands)	$1,728	$777	$609		$530	$496
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.68%	1.63%	1.52%		1.54%	13.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	1.01%	1.07%		1.09%	1.07%
Ratio of Net Investment Income/(Loss)	2.77%	1.24%	0.86%		0.55%	5.04%
Portfolio Turnover Rate	151%	440%	302%(3)		122%	10%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.35	$10.48	$9.44	$9.69	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.06	0.01	(0.01)	0.01
Net realized and unrealized gain/(loss)	(0.62)	0.54	1.05	(0.23)	(0.32)
Total from Investment Operations	(0.54)	0.60	1.06	(0.24)	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.11)	(0.02)	(0.01)	—
Distributions (from capital gains)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.42)	(0.73)	(0.02)	(0.01)	—
Net Asset Value, End of Period	$9.39	$10.35	$10.48	$9.44	$9.69
Total Return*	(5.23)%	5.58%	11.21%	(2.52)%	(3.10)%
Net Assets, End of Period (in thousands)	$1,813	$1,603	$1,225	$1,046	$24
Average Net Assets for the Period (in thousands)	$1,631	$1,448	$1,112	$827	$25
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.39%	2.34%	2.27%	2.29%	14.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.74%	1.75%	1.83%	1.84%	1.82%
Ratio of Net Investment Income/(Loss)	1.49%	0.54%	0.05%	(0.06)%	4.29%
Portfolio Turnover Rate	151%	440%	302%(3)	122%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 23, 2015 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The increase in the portfolio turnover rate was due to a restructuring of the Fund’s portfolio as a result of a change in its principal investment strategies.

See Notes to Financial Statements.

34	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.43	$10.54	$9.49	$9.70	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.12	0.15	0.09	0.06	0.01
Net realized and unrealized gain/(loss)	(0.63)	0.55	1.05	(0.25)	(0.31)
Total from Investment Operations	(0.51)	0.70	1.14	(0.19)	(0.30)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.19)	(0.09)	(0.02)	—
Distributions (from capital gains)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.50)	(0.81)	(0.09)	(0.02)	—
Net Asset Value, End of Period	$9.42	$10.43	$10.54	$9.49	$9.70
Total Return*	(4.88)%	6.51%	12.13%	(1.93)%	(3.00)%
Net Assets, End of Period (in thousands)	$2,368	$2,480	$1,619	$1,285	$102
Average Net Assets for the Period (in thousands)	$2,455	$2,139	$1,435	$973	$64
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.47%	1.84%	2.01%	2.59%	20.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.86%	0.96%	1.10%	0.98%
Ratio of Net Investment Income/(Loss)	2.21%	1.39%	0.94%	0.69%	5.03%
Portfolio Turnover Rate	151%	440%	302%(3)	122%	10%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.46	$10.57	$9.51	$9.69	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.13	0.19	0.17	0.09	0.01
Net realized and unrealized gain/(loss)	(0.64)	0.52	1.00	(0.24)	(0.32)
Total from Investment Operations	(0.51)	0.71	1.17	(0.15)	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.20)	(0.11)	(0.03)	—
Distributions (from capital gains)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.51)	(0.82)	(0.11)	(0.03)	—
Net Asset Value, End of Period	$9.44	$10.46	$10.57	$9.51	$9.69
Total Return*	(4.84)%	6.57%	12.42%	(1.55)%	(3.10)%
Net Assets, End of Period (in thousands)	$15,615	$9,959	$4,596	$1,090	$48
Average Net Assets for the Period (in thousands)	$13,025	$4,830	$1,802	$854	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.27%	1.38%	1.40%	1.28%	13.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.79%	0.80%	0.83%	0.82%
Ratio of Net Investment Income/(Loss)	2.56%	1.75%	1.69%	0.94%	5.29%
Portfolio Turnover Rate	151%	440%	302%(3)	122%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 23, 2015 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The increase in the portfolio turnover rate was due to a restructuring of the Fund’s portfolio as a result of a change in its principal investment strategies.

See Notes to Financial Statements.

Janus Investment Fund	35

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.46	$10.56	$9.51	$9.70	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.12	0.16	0.10	0.07	0.01
Net realized and unrealized gain/(loss)	(0.62)	0.56	1.06	(0.23)	(0.31)
Total from Investment Operations	(0.50)	0.72	1.16	(0.16)	(0.30)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.20)	(0.11)	(0.03)	—
Distributions (from capital gains)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.52)	(0.82)	(0.11)	(0.03)	—
Net Asset Value, End of Period	$9.44	$10.46	$10.56	$9.51	$9.70
Total Return*	(4.81)%	6.72%	12.43%	(1.65)%	(3.00)%
Net Assets, End of Period (in thousands)	$47,065	$51,921	$48,806	$48,423	$53,702
Average Net Assets for the Period (in thousands)	$50,580	$52,068	$48,134	$49,786	$9,234
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.27%	1.24%	1.27%	67.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.73%	0.81%	0.83%	0.82%
Ratio of Net Investment Income/(Loss)	2.36%	1.52%	1.03%	0.73%	6.84%
Portfolio Turnover Rate	151%	440%	302%(3)	122%	10%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.42	$10.53	$9.48	$9.69	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.12	0.07	0.05	0.01
Net realized and unrealized gain/(loss)	(0.62)	0.55	1.06	(0.24)	(0.32)
Total from Investment Operations	(0.52)	0.67	1.13	(0.19)	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.16)	(0.08)	(0.02)	—
Distributions (from capital gains)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.47)	(0.78)	(0.08)	(0.02)	—
Net Asset Value, End of Period	$9.43	$10.42	$10.53	$9.48	$9.69
Total Return*	(4.95)%	6.24%	11.95%	(1.99)%	(3.10)%
Net Assets, End of Period (in thousands)	$1,193	$1,256	$1,183	$1,057	$24
Average Net Assets for the Period (in thousands)	$1,250	$1,267	$1,110	$831	$25
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.91%	1.83%	1.75%	1.78%	13.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.11%	1.17%	1.24%	1.32%
Ratio of Net Investment Income/(Loss)	1.88%	1.14%	0.70%	0.53%	4.79%
Portfolio Turnover Rate	151%	440%	302%(3)	122%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 23, 2015 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The increase in the portfolio turnover rate was due to a restructuring of the Fund’s portfolio as a result of a change in its principal investment strategies.

See Notes to Financial Statements.

36	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$10.43	$10.55	$9.50	$9.69	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.14	0.09	0.07	0.01
Net realized and unrealized gain/(loss)	(0.62)	0.55	1.06	(0.24)	(0.32)
Total from Investment Operations	(0.51)	0.69	1.15	(0.17)	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.19)	(0.10)	(0.02)	—
Distributions (from capital gains)	(0.41)	(0.62)	—	—	—
Total Dividends and Distributions	(0.49)	(0.81)	(0.10)	(0.02)	—
Net Asset Value, End of Period	$9.43	$10.43	$10.55	$9.50	$9.69
Total Return*	(4.85)%	6.40%	12.17%	(1.72)%	(3.10)%
Net Assets, End of Period (in thousands)	$2,353	$2,557	$2,291	$1,085	$48
Average Net Assets for the Period (in thousands)	$2,515	$2,635	$1,204	$856	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.54%	1.54%	1.51%	1.53%	13.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.92%	0.94%	1.00%	1.07%
Ratio of Net Investment Income/(Loss)	2.13%	1.30%	0.95%	0.77%	5.04%
Portfolio Turnover Rate	151%	440%	302%(3)	122%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 23, 2015 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The increase in the portfolio turnover rate was due to a restructuring of the Fund’s portfolio as a result of a change in its principal investment strategies.

See Notes to Financial Statements.

Janus Investment Fund	37

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Adaptive Global Allocation Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through growth of capital and income. The Fund is classified as nondiversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

38	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	39

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $7,150 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

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Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

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Notes to Financial Statements (unaudited)

The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities

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Notes to Financial Statements (unaudited)

with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased futures on equity indices to increase exposure to equity risk.

During the period, the Fund sold futures on equity indices to decrease exposure to equity risk.

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Notes to Financial Statements (unaudited)

There were no futures held at December 31, 2018.

3. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether

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Notes to Financial Statements (unaudited)

foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded and Mutual Funds

The Fund may invest in exchange-traded funds (“ETFs”) and mutual funds to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF or mutual fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's or mutual fund’s expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs or mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs and mutual funds, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, fixed-income risk, and commodity-linked investments risk. The Fund is also subject to the risks associated with the securities in which the ETF or mutual fund invests.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table  present  gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018” table located in the Fund’s Schedule of Investments.

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Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Bank of America	$17,140	$(17,140)	$—	$—
Deutsche Bank AG	12,087,121	—	(12,087,121)	—
HSBC Securities (USA) Inc	15,383	(15,383)	—	—

Total	$12,119,644	$(32,523)	$(12,087,121)	$—
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America	$33,808	$(17,140)	$—	$16,668
HSBC Securities (USA) Inc	75,288	(15,383)	—	59,905

Total	$109,096	$(32,523)	$—	$76,573
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited

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Notes to Financial Statements (unaudited)

purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2018, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $12,087,121. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2018 is $12,345,540, resulting in the net amount due to the counterparty of $258,419.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In

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Notes to Financial Statements (unaudited)

the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC's (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Next $2 Billion	0.72
Over $4 Billion	0.70

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.71% of the Fund’s average daily net assets. In addition, Janus Capital shall additionally reimburse or waive acquired fund fees and expenses to the extent they exceed 0.10%. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement

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Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the

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Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $511.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $302.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	23%	1%
Class C Shares	64	2
Class D Shares	52	2
Class I Shares	8	2
Class N Shares	97	63
Class S Shares	100	2
Class T Shares	52	2

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

50	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 88,317,415	$ 152,274	$ (3,515,051)	$ (3,362,777)

Information on the tax components of derivatives as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 32,523	$ (109,096)	$ (76,573)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	183,548	$1,938,297	19,160	$ 204,066
Reinvested dividends and distributions	12,794	120,007	5,219	55,216
Shares repurchased	(26,138)	(263,508)	(21,405)	(226,441)
Net Increase/(Decrease)	170,204	$1,794,796	2,974	$ 32,841
Class C Shares:
Shares sold	36,575	$ 357,781	28,828	$ 312,302
Reinvested dividends and distributions	7,443	69,592	9,356	98,607
Shares repurchased	(5,733)	(57,789)	(156)	(1,641)
Net Increase/(Decrease)	38,285	$ 369,584	38,028	$ 409,268
Class D Shares:
Shares sold	17,710	$ 178,234	102,858	$1,118,070
Reinvested dividends and distributions	12,469	116,956	13,642	144,192
Shares repurchased	(16,737)	(170,910)	(32,266)	(345,686)
Net Increase/(Decrease)	13,442	$ 124,280	84,234	$ 916,576
Class I Shares:
Shares sold	773,795	$8,016,173	628,842	$6,660,877
Reinvested dividends and distributions	80,463	756,351	28,637	303,264
Shares repurchased	(152,799)	(1,574,131)	(139,819)	(1,511,085)
Net Increase/(Decrease)	701,459	$7,198,393	517,660	$5,453,056
Class N Shares:
Shares sold	60,152	$ 619,200	369,834	$4,063,452
Reinvested dividends and distributions	259,176	2,436,252	363,465	3,849,093
Shares repurchased	(299,974)	(3,110,596)	(387,157)	(4,157,543)
Net Increase/(Decrease)	19,354	$ (55,144)	346,142	$3,755,002
Class S Shares:
Shares sold	-	$ -	4,733	$ 50,023
Reinvested dividends and distributions	6,067	56,970	8,273	87,447
Shares repurchased	(12)	(118)	(4,774)	(49,700)
Net Increase/(Decrease)	6,055	$ 56,852	8,232	$ 87,770
Class T Shares:
Shares sold	8,099	$ 84,555	65,840	$ 721,009
Reinvested dividends and distributions	12,445	116,855	17,123	180,988
Shares repurchased	(16,113)	(164,081)	(55,095)	(586,281)
Net Increase/(Decrease)	4,431	$ 37,329	27,868	$ 315,716

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$163,563,878	$ 94,549,833	$ -	$ -

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

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Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	53

Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free)  (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

54	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Janus Investment Fund	55

Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Janus Investment Fund	65

Janus Henderson Adaptive Global Allocation Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

66	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

Janus Investment Fund	67

Janus Henderson Adaptive Global Allocation Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

68	DECEMBER 31, 2018

Janus Henderson Adaptive Global Allocation Fund

Notes

NotesPage1

Janus Investment Fund	69

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93059 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson All Asset Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson All Asset Fund

Janus Henderson All Asset Fund (unaudited)

FUND SNAPSHOT All Asset Fund is a global, multi-asset portfolio that has the ability to invest in a broad range of both traditional and alternative asset classes.	Paul O’Connor portfolio manager

PERFORMANCE

The Janus Henderson All Asset Fund’s Class I Shares returned -5.22% over the 6-month period from July 1, 2018 to December 31, 2018. The Fund’s primary benchmark, the 3-Month USD LIBOR, returned 1.15% and its secondary benchmark, the MSCI World IndexSM, returned -9.10%. Since inception in 2012, the Fund has returned 2.88% annualized.

Please note, the Fund is expected to be liquidated in March 2019 and currently holds the majority of assets in cash.

Thank you for your investment in Janus Henderson All Asset Fund.

Janus Investment Fund	1

Janus Henderson All Asset Fund (unaudited)

Fund At A Glance

December 31, 2018

Holdings - (% of Net Assets)
Fidelity Investments Money Market Treasury Portfolio	33.7%
U.S. Treasury Note/Bond	7.5
United States Treasury Inflation Indexed Bonds	4.7
Janus Henderson Global Equity Income Fund - Class N Shares	4.6
T Rowe Price US High Yield Fund	4.4
Invesco International Dividend Achievers	4.3
iShares JP Morgan USD Emerging Markets Bond	4.3
iShares Edge MSCI Min Vol EAFE	4.2
AQR Equity Market Neutral Fund	4.1
iShares Edge MSCI Min Vol Emerging Markets	4.0
AQR Managed Futures Strategy Fund	3.9
Janus Henderson Emerging Markets - Class N Shares	3.8
Janus Henderson Strategic Income Fund - Class N Shares	3.8
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	3.7
Sprott Physical Gold Trust	3.6
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	3.5
US Cities Fund LP USD	0.9

Asset Allocation - (% of Net Assets)
Money Markets	33.7%
Exchange-Traded Funds (ETFs)	24.0%
Inflation-Indexed Bonds	12.2%
Fixed Income Funds	11.9%
Equity Funds	9.3%
Alternative Funds	7.9%
Other	1.0%
100.0%

2	DECEMBER 31, 2018

Janus Henderson All Asset Fund (unaudited)

Performance

See important disclosures on the next page.

					Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018					per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV(1)	-5.32%	-7.03%	1.39%	2.62%	1.54%	1.38%
Class A Shares at MOP(1)	-10.76%	-12.36%	0.21%	1.73%
Class C Shares at NAV(1)	-5.55%	-7.65%	0.65%	1.86%	2.26%	2.11%
Class C Shares at CDSC(1)	-6.47%	-8.55%	0.65%	1.86%
Class D Shares(1)	-5.23%	-6.87%	1.42%	2.61%	1.51%	1.18%
Class I Shares(1)	-5.22%	-6.76%	1.66%	2.88%	1.24%	1.11%
Class N Shares(1)	-5.04%	-6.68%	1.61%	2.79%	1.17%	1.04%
Class S Shares(1)	-5.37%	-7.00%	1.12%	2.30%	3.12%	1.54%
Class T Shares(1)	-5.20%	-6.92%	1.35%	2.54%	2.31%	1.30%
3-Month USD LIBOR	1.15%	2.08%	0.86%	0.73%
MSCI World Index	-9.10%	-8.71%	4.56%	7.63%
Morningstar Quartile - Class I Shares	-	2nd	3rd	4th
Morningstar Ranking - based on total returns for World Allocation Funds	-	141/471	254/398	273/366

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

Janus Investment Fund	3

Janus Henderson All Asset Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson All Asset Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares, Class C Shares, and Class I Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on March 30, 2012. Class R6 Shares of the Predecessor Fund commenced operations on November 30, 2015. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

See important disclosures on the next page.

4	DECEMBER 31, 2018

Janus Henderson All Asset Fund (unaudited)

Performance

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective July 9, 2018, the Fund is closed to new investors. The Fund will liquidate on or about March 22, 2019 and may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective as it prepares for liquidation. See the prospectus supplement for further details.

*The Predecessor Fund’s inception date – March 30, 2012

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson All Asset Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$946.80	$4.12	$1,000.00	$1,020.97	$4.28	0.84%
Class C Shares	$1,000.00	$944.50	$7.79	$1,000.00	$1,017.19	$8.08	1.59%
Class D Shares	$1,000.00	$947.70	$3.29	$1,000.00	$1,021.83	$3.41	0.67%
Class I Shares	$1,000.00	$947.80	$2.85	$1,000.00	$1,022.28	$2.96	0.58%
Class N Shares	$1,000.00	$949.60	$2.56	$1,000.00	$1,022.58	$2.65	0.52%
Class S Shares	$1,000.00	$946.30	$5.00	$1,000.00	$1,020.06	$5.19	1.02%
Class T Shares	$1,000.00	$948.00	$3.78	$1,000.00	$1,021.32	$3.92	0.77%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Inflation-Indexed Bonds – 12.2%
United States Treasury Inflation Indexed Bonds, 0.1250%, 4/15/21ÇÇ	$1,751,366	$1,703,047
United States Treasury Inflation Indexed Bonds, 2.5000%, 1/15/29ÇÇ	2,402,927	2,735,289
Total Inflation-Indexed Bonds (cost $4,429,482)		4,438,336
Limited Partnership Interests – 0.9%
Equity Funds – 0.9%
US Cities Fund LP USD*,¢ (cost $307,962)	622	334,569
Investment Companies – 85.9%
Alternative Funds – 7.9%
AQR Equity Market Neutral Fund	136,968	1,475,143
AQR Managed Futures Strategy Fund	168,112	1,415,500
		2,890,643
Equity Funds – 8.4%
Janus Henderson Emerging Markets - Class N Shares£	160,444	1,397,471
Janus Henderson Global Equity Income Fund - Class N Shares£	268,125	1,683,823
		3,081,294
Exchange-Traded Funds (ETFs) – 24.0%
Invesco International Dividend Achievers	111,942	1,581,740
iShares Edge MSCI Min Vol EAFE	23,064	1,537,446
iShares Edge MSCI Min Vol Emerging Markets	26,389	1,474,353
iShares JP Morgan USD Emerging Markets Bond	15,126	1,571,743
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	12,708	1,282,873
Sprott Physical Gold Trust*	126,584	1,305,081
		8,753,236
Fixed Income Funds – 11.9%
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	169,338	1,359,788
Janus Henderson Strategic Income Fund - Class N Shares£	151,378	1,376,023
T Rowe Price US High Yield Fund	174,446	1,589,200
		4,325,011
Money Markets – 33.7%
Fidelity Investments Money Market Treasury Portfolio, 2.2400%ºº	12,297,746	12,297,746
Total Investment Companies (cost $32,422,298)		31,347,930
Total Investments (total cost $37,159,742) – 99.0%		36,120,835
Cash, Receivables and Other Assets, net of Liabilities – 1.0%		359,024
Net Assets – 100%		$36,479,859

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$33,532,881	92.8%
Canada	1,305,081	3.6
Germany	1,282,873	3.6

Total	$36,120,835	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson All Asset Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Investment Companies - 12.2%
Equity Funds - 8.4%
Janus Henderson Emerging Markets - Class N Shares	$21,286	$(6,675)	$(199,536)	$1,397,471
Janus Henderson Global Equity Income Fund - Class N Shares	56,872	-	(253,133)	1,683,823
Total Equity Funds	$-	$-	$(452,669)	$3,081,294
Fixed Income Funds - 3.8%
Janus Henderson Strategic Income Fund - Class N Shares	53,235	-	(33,838)	1,376,023
Total Affiliated Investments - 12.2%	$131,393	$(6,675)	$(486,507)	$4,457,317

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 12.2%
Equity Funds - 8.4%
Janus Henderson Emerging Markets - Class N Shares	216,898	5,755	(62,209)	160,444
Janus Henderson Global Equity Income Fund - Class N Shares	259,680	8,445	-	268,125
Fixed Income Funds - 3.8%
Janus Henderson Strategic Income Fund - Class N Shares	145,561	5,817	-	151,378

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/30/19	2,170,494	$(2,744,109)	$26,064
British Pound	1/30/19	(266,354)	338,000	(1,944)
Euro	1/30/19	1,682,077	(1,920,941)	10,922
Euro	1/30/19	(244,088)	278,000	(2,335)
Japanese Yen	1/30/19	292,837,405	(2,598,425)	80,118
Japanese Yen	1/30/19	(24,877,050)	220,000	(7,547)
Total				$105,278

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury	6	3/20/19	$732,094	$17,625	$5,906
EURO STOXX	58	3/15/19	1,973,660	(37,220)	(6,019)
FTSE 100 IDX FUT	30	3/15/19	2,545,879	(7,171)	18,198
OSE TOPIX	18	3/7/19	2,443,197	(156,008)	80,966
S&P 500 E-mini	22	3/15/19	2,755,775	(55,069)	37,675
Total				$(237,843)	$136,726

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2018.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018

	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$117,104	$ -	$ -	$117,104
Variation margin receivable	-	136,839	5,906	142,745

Total Asset Derivatives	$117,104	$136,839	$ 5,906	$259,849

Liability Derivatives:
Forward foreign currency exchange contracts	$ 11,826	$ -	$ -	$ 11,826
Variation margin payable	-	6,019	-	6,019

Total Liability Derivatives	$ 11,826	$ 6,019	$ -	$ 17,845

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson All Asset Fund

Schedule of Investments (unaudited)

December 31, 2018

The following tables provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$(1,112,125)	$ 2,075	$(1,110,050)
Forward foreign currency exchange contracts	(331,041)	-	-	(331,041)

Total	$(331,041)	$(1,112,125)	$ 2,075	$(1,441,091)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ (74,054)	$ (12,453)	$ (86,507)
Forward foreign currency exchange contracts	113,704	-	-	113,704

Total	$ 113,704	$ (74,054)	$ (12,453)	$ 27,197

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 7,348,637
Forward foreign currency exchange contracts, sold	121,118
Futures contracts, purchased	14,167,174

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Notes to Schedule of Investments and Other Information (unaudited)

LIBOR (London Interbank Offered Rate)	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
MSCI World IndexSM	MSCI World IndexSM reflects the equity market performance of global developed markets.

LP	Limited Partnership

*	Non-income producing security.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Investment Fund	11

Janus Henderson All Asset Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Inflation-Indexed Bonds	$-	$4,438,336	$-
Limited Partnership Interests	-	-	334,569
Investment Companies
Alternative Funds	2,890,643	-	-
Equity Funds	3,081,294	-	-
Exchange-Traded Funds (ETFs)	8,753,236	-	-
Fixed Income Funds	4,325,011	-	-
Money Markets	12,297,746	-	-
Total Investments in Securities	$31,347,930	$4,438,336	$334,569
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	117,104	-
Variation Margin Receivable	142,745	-	-
Total Assets	$31,490,675	$4,555,440	$334,569
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	11,826	-
Variation Margin Payable	6,019	-	-
Total Liabilities	$6,019	$11,826	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

12	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$31,663,518
Affiliated investments, at value(2)	4,457,317
Cash	231,315
Deposits with brokers for futures	483,217
Forward foreign currency exchange contracts	117,104
Cash denominated in foreign currency(3)	70,627
Variation margin receivable	142,745
Non-interested Trustees' deferred compensation	895
Receivables:
Fund shares sold	39,588
Interest	28,391
Due from adviser	21,937
Dividends	3,255
Foreign tax reclaims	570
Other assets	55,580
Total Assets	37,316,059
Liabilities:
Forward foreign currency exchange contracts	11,826
Closed foreign currency contracts	189,870
Variation margin payable	6,019
Payables:	—
Fund shares repurchased	454,447
Investments purchased	92,887
Professional fees	18,740
Advisory fees	13,319
12b-1 Distribution and shareholder servicing fees	2,947
Transfer agent fees and expenses	2,946
Non-interested Trustees' deferred compensation fees	895
Custodian fees	856
Non-interested Trustees' fees and expenses	335
Affiliated fund administration fees payable	83
Accrued expenses and other payables	41,030
Total Liabilities	836,200
Net Assets	$36,479,859

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson All Asset Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$38,781,525
Total distributable earnings (loss)	(2,301,666)
Total Net Assets	$36,479,859
Net Assets - Class A Shares	$1,017,225
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	107,331
Net Asset Value Per Share(4)	$9.48
Maximum Offering Price Per Share(5)	$10.06
Net Assets - Class C Shares	$2,589,183
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	276,628
Net Asset Value Per Share(4)	$9.36
Net Assets - Class D Shares	$534,289
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	56,735
Net Asset Value Per Share	$9.42
Net Assets - Class I Shares	$1,872,374
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	198,603
Net Asset Value Per Share	$9.43
Net Assets - Class N Shares	$30,290,620
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,221,436
Net Asset Value Per Share	$9.40
Net Assets - Class S Shares	$48,477
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,149
Net Asset Value Per Share	$9.41
Net Assets - Class T Shares	$127,691
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,549
Net Asset Value Per Share	$9.42

(1) Includes cost of $32,270,825.

(2) Includes cost of $4,888,917.

(3) Includes cost of $70,267.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Dividends	$352,769
Interest	201,960
Dividends from affiliates	131,393
Other income	5,288
Total Investment Income	691,410
Expenses:
Advisory fees	86,469
12b-1 Distribution and shareholder servicing fees:
Class A Shares	2,304
Class C Shares	23,808
Class S Shares	63
Transfer agent administrative fees and expenses:
Class D Shares	480
Class S Shares	63
Class T Shares	167
Transfer agent networking and omnibus fees:
Class A Shares	630
Class C Shares	1,815
Class I Shares	1,078
Other transfer agent fees and expenses:
Class A Shares	108
Class C Shares	245
Class D Shares	155
Class I Shares	128
Class N Shares	524
Registration fees	111,896
Non-affiliated fund administration fees	33,376
Professional fees	22,358
Shareholder reports expense	3,017
Custodian fees	2,391
Affiliated fund administration fees	541
Non-interested Trustees’ fees and expenses	521
Other expenses	7,852
Total Expenses	299,989
Less: Excess Expense Reimbursement and Waivers	(157,171)
Net Expenses	142,818
Net Investment Income/(Loss)	548,592

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson All Asset Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(100,044)
Investments in affiliates	(6,675)
Forward foreign currency exchange contracts	(331,041)
Futures contracts	(1,110,050)
Capital gain distributions from underlying funds	28,551
Total Net Realized Gain/(Loss) on Investments	(1,519,259)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(691,099)
Investments in affiliates	(486,507)
Forward foreign currency exchange contracts	113,704
Futures contracts	(86,507)
Total Change in Unrealized Net Appreciation/Depreciation	(1,150,409)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,121,076)

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$548,592	$728,840
Net realized gain/(loss) on investments	(1,519,259)	1,510,079
Change in unrealized net appreciation/depreciation	(1,150,409)	(568,331)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,121,076)	1,670,588
Dividends and Distributions to Shareholders(1)
Class A Shares	(40,575)	N/A
Class C Shares	(50,277)	N/A
Class D Shares	(16,544)	N/A
Class I Shares	(72,236)	N/A
Class N Shares	(971,975)	N/A
Class S Shares	(1,479)	N/A
Class T Shares	(3,994)	N/A
Total Dividends and Distributions to Shareholders	(1,157,080)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(29,769)
Class C Shares	N/A	(40,622)
Class D Shares	N/A	(14,536)
Class I Shares	N/A	(156,220)
Class N Shares	N/A	(667,439)
Class S Shares	N/A	(905)
Class T Shares	N/A	(974)
Total Dividends from Net Investment Income	N/A	(910,465)
Distributions from Net Realized Gain from Investment Transactions(1)
Class A Shares	N/A	(100,034)
Class C Shares	N/A	(413,271)
Class D Shares	N/A	(37,421)
Class I Shares	N/A	(400,627)
Class N Shares	N/A	(1,696,854)
Class S Shares	N/A	(2,726)
Class T Shares	N/A	(2,726)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(2,653,659)
Net Decrease from Dividends and Distributions to Shareholders	(1,157,080)	(3,564,124)
Capital Share Transactions:
Class A Shares	(502,921)	(137,827)
Class C Shares	(4,368,372)	(502,747)
Class D Shares	(345,045)	910,048
Class I Shares	(3,934,224)	(1,028,520)
Class N Shares	971,975	2,364,293
Class S Shares	1,479	3,631
Class T Shares	3,994	88,264
Net Increase/(Decrease) from Capital Share Transactions	(8,173,114)	1,697,142
Net Increase/(Decrease) in Net Assets	(11,451,270)	(196,394)
Net Assets:
Beginning of period	47,931,129	48,127,523
End of period(2)	$36,479,859	$47,931,129

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $487,008 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson All Asset Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$10.30	$10.70	$10.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.14	0.09
Net realized and unrealized gain/(loss)	(0.64)	0.22	0.53
Total from Investment Operations	(0.53)	0.36	0.62
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.17)	(0.04)
Distributions (from capital gains)	(0.17)	(0.59)	—
Total Dividends and Distributions	(0.29)	(0.76)	(0.04)
Net Asset Value, End of Period	$9.48	$10.30	$10.70
Total Return*	(5.13)%	3.25%	6.18%
Net Assets, End of Period (in thousands)	$1,017	$1,658	$1,862
Average Net Assets for the Period (in thousands)	$1,830	$1,885	$3,232
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.74%	1.01%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.84%	0.87%	0.85%
Ratio of Net Investment Income/(Loss)(3)	2.20%	1.30%	0.91%
Portfolio Turnover Rate	28%	16%	55%

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$10.10	$10.46	$9.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.06	0.02
Net realized and unrealized gain/(loss)	(0.65)	0.23	0.51
Total from Investment Operations	(0.57)	0.29	0.53
Less Dividends and Distributions:
Dividends (from net investment income)	—(4)	(0.06)	—
Distributions (from capital gains)	(0.17)	(0.59)	—
Total Dividends and Distributions	(0.17)	(0.65)	—
Net Asset Value, End of Period	$9.36	$10.10	$10.46
Total Return*	(5.55)%	2.59%	5.34%
Net Assets, End of Period (in thousands)	$2,589	$7,222	$7,979
Average Net Assets for the Period (in thousands)	$4,748	$7,524	$8,949
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	2.33%	1.70%	1.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	1.59%	1.58%	1.60%
Ratio of Net Investment Income/(Loss)(3)	1.49%	0.61%	0.22%
Portfolio Turnover Rate	28%	16%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Financial Highlights

Class A Shares
For a share outstanding during the year ended July 31	2016	2015	2014		2013
Net Asset Value, Beginning of Period	$10.55	$10.76	$10.52		$9.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.09	0.10		0.09
Net realized and unrealized gain/(loss)	(0.17)	0.12	0.56		0.61
Total from Investment Operations	(0.09)	0.21	0.66		0.70
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.14)	(0.11)		(0.09)
Distributions (from capital gains)	(0.31)	(0.28)	(0.31)		(0.02)
Total Dividends and Distributions	(0.34)	(0.42)	(0.42)		(0.11)
Net Asset Value, End of Period	$10.12	$10.55	$10.76		$10.52
Total Return*	(0.71)%	1.94%	6.44%		7.05%
Net Assets, End of Period (in thousands)	$4,011	$6,396	$8,929		$12,023
Average Net Assets for the Period (in thousands)	$4,935	$7,122	$10,041		$10,644
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.95%(3)	0.91%	0.93%		1.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.85%	0.85%	0.85%		0.85%
Ratio of Net Investment Income/(Loss)(2)	0.84%	0.88%	0.94%		0.86%
Portfolio Turnover Rate	44%	19%	52%		37%
				1

Class C Shares
For a share outstanding during the year ended July 31	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.39	$10.63	$10.43	$9.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.02	0.02	0.02
Net realized and unrealized gain/(loss)	(0.16)	0.10	0.56	0.59
Total from Investment Operations	(0.15)	0.12	0.58	0.61
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.08)	(0.07)	(0.07)
Distributions (from capital gains)	(0.31)	(0.28)	(0.31)	(0.02)
Total Dividends and Distributions	(0.31)	(0.36)	(0.38)	(0.09)
Net Asset Value, End of Period	$9.93	$10.39	$10.63	$10.43
Total Return*	(1.37)%	1.14%	5.61%	6.18%
Net Assets, End of Period (in thousands)	$9,247	$10,824	$11,094	$9,357
Average Net Assets for the Period (in thousands)	$9,422	$11,557	$10,389	$5,333
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.71%(3)	1.68%	1.67%	1.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.60%	1.60%	1.60%	1.60%
Ratio of Net Investment Income/(Loss)(2)	0.09%	0.18%	0.20%	0.20%
Portfolio Turnover Rate	44%	19%	52%	37%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(3) The Ratio of Gross Expenses include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses would have been 0.01% higher had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson All Asset Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$10.25	$10.67	$10.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.12	0.17	0.03
Net realized and unrealized gain/(loss)	(0.65)	0.23	(0.12)
Total from Investment Operations	(0.53)	0.40	(0.09)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.23)	—
Distributions (from capital gains)	(0.17)	(0.59)	—
Total Dividends and Distributions	(0.30)	(0.82)	—
Net Asset Value, End of Period	$9.42	$10.25	$10.67
Total Return*	(5.14)%	3.57%	(0.84)%
Net Assets, End of Period (in thousands)	$534	$937	$79
Average Net Assets for the Period (in thousands)	$796	$615	$77
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.90%	0.98%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.67%	0.66%	0.69%
Ratio of Net Investment Income/(Loss)(3)	2.40%	1.64%	3.79%
Portfolio Turnover Rate	28%	16%	55%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(4)
Net Asset Value, Beginning of Period	$10.25	$10.67	$10.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.13	0.17	0.11
Net realized and unrealized gain/(loss)	(0.65)	0.23	0.53
Total from Investment Operations	(0.52)	0.40	0.64
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.23)	(0.07)
Distributions (from capital gains)	(0.17)	(0.59)	—
Total Dividends and Distributions	(0.30)	(0.82)	(0.07)
Net Asset Value, End of Period	$9.43	$10.25	$10.67
Total Return*	(5.03)%	3.58%	6.38%
Net Assets, End of Period (in thousands)	$1,872	$6,036	$7,334
Average Net Assets for the Period (in thousands)	$3,904	$7,343	$8,349
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.33%	0.71%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.58%	0.60%	0.59%
Ratio of Net Investment Income/(Loss)(3)	2.54%	1.59%	1.19%
Portfolio Turnover Rate	28%	16%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Financial Highlights

Class I Shares
For a share outstanding during the year ended July 31	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.55	$10.77	$10.54	$9.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.13	0.13	0.11
Net realized and unrealized gain/(loss)	(0.13)	0.10	0.56	0.61
Total from Investment Operations	(0.06)	0.23	0.69	0.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.17)	(0.15)	(0.10)
Distributions (from capital gains)	(0.31)	(0.28)	(0.31)	(0.02)
Total Dividends and Distributions	(0.39)	(0.45)	(0.46)	(0.12)
Net Asset Value, End of Period	$10.10	$10.55	$10.77	$10.54
Total Return*	(0.45)%	2.20%	6.72%	7.28%
Net Assets, End of Period (in thousands)	$10,750	$44,333	$46,867	$43,221
Average Net Assets for the Period (in thousands)	$22,035	$45,011	$52,153	$35,799
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.68%(3)	0.63%	0.62%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income/(Loss)(2)	0.69%	1.18%	1.22%	1.10%
Portfolio Turnover Rate	44%	19%	52%	37%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(3) The Ratio of Gross Expenses include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses would have been 0.01% higher had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson All Asset Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$10.23	$10.65	$10.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.14	0.18	0.12
Net realized and unrealized gain/(loss)	(0.66)	0.22	0.52
Total from Investment Operations	(0.52)	0.40	0.64
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.23)	(0.08)
Distributions (from capital gains)	(0.17)	(0.59)	—
Total Dividends and Distributions	(0.31)	(0.82)	(0.08)
Net Asset Value, End of Period	$9.40	$10.23	$10.65
Total Return*	(5.05)%	3.61%	6.43%
Net Assets, End of Period (in thousands)	$30,291	$31,893	$30,774
Average Net Assets for the Period (in thousands)	$31,481	$32,052	$29,638
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.20%	0.64%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.52%	0.53%	0.60%
Ratio of Net Investment Income/(Loss)(3)	2.71%	1.65%	1.24%
Portfolio Turnover Rate	28%	16%	55%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(4)
Net Asset Value, Beginning of Period	$10.25	$10.67	$10.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.14	0.03
Net realized and unrealized gain/(loss)	(0.66)	0.22	(0.12)
Total from Investment Operations	(0.55)	0.36	(0.09)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.19)	—
Distributions (from capital gains)	(0.17)	(0.59)	—
Total Dividends and Distributions	(0.29)	(0.78)	—
Net Asset Value, End of Period	$9.41	$10.25	$10.67
Total Return*	(5.29)%	3.26%	(0.84)%
Net Assets, End of Period (in thousands)	$48	$51	$50
Average Net Assets for the Period (in thousands)	$50	$51	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	7.64%	2.55%	1.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	1.02%	0.86%	1.09%
Ratio of Net Investment Income/(Loss)(3)	2.21%	1.32%	3.31%
Portfolio Turnover Rate	28%	16%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) Period from June 5, 2017 (inception date) through June 30, 2017.

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended July 31	2016(1)
Net Asset Value, Beginning of Period	$10.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.12
Net realized and unrealized gain/(loss)	0.11
Total from Investment Operations	0.23
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)
Distributions (from capital gains)	(0.31)
Total Dividends and Distributions	(0.39)
Net Asset Value, End of Period	$10.09
Total Return*	2.37%
Net Assets, End of Period (in thousands)	$29,020
Average Net Assets for the Period (in thousands)	$27,943
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.64%(4)
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.60%
Ratio of Net Investment Income/(Loss)(3)	1.88%
Portfolio Turnover Rate	44%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from November 30, 2015 (inception date) through July 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The Ratio of Gross Expenses include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses would have been 0.01% higher had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson All Asset Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$10.26	$10.67	$10.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.13	0.15	0.03
Net realized and unrealized gain/(loss)	(0.67)	0.24	(0.12)
Total from Investment Operations	(0.54)	0.39	(0.09)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.21)	—
Distributions (from capital gains)	(0.17)	(0.59)	—
Total Dividends and Distributions	(0.30)	(0.80)	—
Net Asset Value, End of Period	$9.42	$10.26	$10.67
Total Return*	(5.21)%	3.50%	(0.84)%
Net Assets, End of Period (in thousands)	$128	$135	$50
Average Net Assets for the Period (in thousands)	$133	$84	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	3.70%	1.78%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.77%	0.69%	0.82%
Ratio of Net Investment Income/(Loss)(3)	2.46%	1.43%	3.58%
Portfolio Turnover Rate	28%	16%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson All Asset Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a “fund of funds,” meaning substantially all of the Fund’s assets will be invested in other underlying funds (the “underlying funds”). The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to provide total return by investing in a broad range of asset classes. The Fund is classified as diversified, as defined in the 1940 Act.

Pursuant to the Agreement and Plan of Reorganization, the Fund acquired all the assets and liabilities of the Henderson All Asset Fund (the “Predecessor Fund”), a series of Henderson Global Funds, in exchange for Class A, Class C, Class I and Class N Fund shares having an aggregate net asset value equal to the value of the aggregate net assets of the same share class of the Predecessor Fund (except that Class R6 Predecessor Fund shares were exchanged for Class N Fund shares) (the “Reorganization”). The Reorganization occurred at the close of business on June 2, 2017.

The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial highlights.

The last fiscal year end of the Predecessor Fund was July 31, 2016. Subsequent to July 31, 2016, the Fund changed its fiscal year end to June 30, 2017, to reflect the fiscal year end of certain funds of the Trust.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Janus Investment Fund	25

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

Underlying Funds

The Fund may seek exposure to both traditional asset classes (such as equity and fixed-income investments) and alternative asset classes (such as real estate, commodities, currencies, private equity, and absolute return strategies) by investing in other investment companies or investment pools, by investing directly in securities and other investments or through the use of derivatives. Such investment companies and investment pools might include, for example, other open-end or closed-end investment companies (including investment companies that concentrate their investments in one or more industries or economic or market sectors), exchange-traded funds (“ETFs”, which are open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges), unit investment trusts, and domestic or foreign private investment pools (including investment companies not registered under the 1940 Act, such as “hedge funds”) or indexes of investment pools. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Fund’s shareholders.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

26	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in the underlying funds without consideration as to the classification level of the specific investments held by the underlying funds.There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $524,428 were transferred out of Level 2 to Level 3 since certain security’s prices were determined using significant unobservable inputs at the end of the current fiscal year and other significant observable inputs at the end of the prior fiscal year.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Janus Investment Fund	27

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future

28	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Janus Investment Fund	29

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

The Fund may enter into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund and/or in order to take a positive outlook on the related currency to increase exposure to currency risk.

The Fund may enter into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund and/or in order to take a negative outlook on the related currency to increase exposure to currency risk.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on

30	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund may purchase or sell futures on equity indices to increase or decrease exposure to equity risk.

The Fund may purchase or sell futures on interest rates to increase or decrease exposure to interest rate risk.

3. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or

Janus Investment Fund	31

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded and Mutual Funds

The Fund may invest in exchange-traded funds (“ETFs”) and mutual funds to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF or mutual fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's or mutual fund’s expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs or mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs and mutual funds, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, fixed-income risk, and commodity-linked investments risk. The Fund is also subject to the risks associated with the securities in which the ETF or mutual fund invests.

Inflation-Linked Securities

The Fund may invest in inflation-indexed bonds, including municipal inflation-indexed bonds and corporate inflation-indexed bonds, or in derivatives that are linked to these securities. Inflation-linked bonds are fixed-income securities that have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Because of their inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. In addition, inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, when prices decline over time, the principal and income of inflation-linked bonds would likely decline, resulting in losses to the Fund.

In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal. Other non-U.S. sovereign governments also issue inflation-linked securities (sometimes referred to as “linkers”) that are tied to their own local consumer price indices. In certain of these non-U.S. jurisdictions, the repayment

32	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Inflation-linked bonds may also be issued by, or related to, sovereign governments of other developed countries, emerging market countries, or companies or other entities not affiliated with governments.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$117,104	$(11,826)	$—	$105,278

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$11,826	$(11,826)	$—	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be

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Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Effective December 31, 2017, the Fund’s subadvisory agreement with Henderson Investment Management Limited (“HIML”) was terminated. HIML served as subadviser to the Fund. As subadviser, HIML provided day-to-day management of the investment operations of the Fund subject to the general oversight of the Board of Trustees and Janus Capital. HIML was an affiliate of Janus Capital through a common parent company.

Janus Capital paid HIML a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to the Fund on behalf of Janus Capital.

Janus Capital has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses but excluding the 12b-1 distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, and Class S Shares) such as transfer agency fees (including out-of-pocket costs), administrative services fees, and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed the annual rate of 0.51% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waiver until November 1, 2019. Class R shares, If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s and the underlying funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

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Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution fees and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Investment Fund	35

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $51.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $8.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned		% of Fund Owned
Class A Shares	-	%*	-	%*
Class C Shares	-*		-*
Class D Shares	9		-*
Class I Shares	-*		-*
Class N Shares	-*		-*
Class S Shares	100		-*
Class T Shares	38		-*

* Less than 0.50%

36	DECEMBER 31, 2018

Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 37,161,301	$ 278,403	$ (1,318,869)	$ (1,040,466)

Information on the tax components of derivatives as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 134,729	$ (267,294)	$ (132,565)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	119,085	$ 1,224,985	48,201	$ 525,233
Reinvested dividends and distributions	4,191	39,484	12,312	129,155
Shares repurchased	(176,914)	(1,767,390)	(73,546)	(792,215)
Net Increase/(Decrease)	(53,638)	$ (502,921)	(13,033)	$ (137,827)
Class C Shares:
Shares sold	1,339	$ 16,082	97,146	$ 1,023,851
Reinvested dividends and distributions	4,180	38,871	35,136	362,603
Shares repurchased	(443,995)	(4,423,325)	(179,801)	(1,889,201)
Net Increase/(Decrease)	(438,476)	$(4,368,372)	(47,519)	$ (502,747)
Class D Shares:
Shares sold	3,724	$ 38,461	81,664	$ 885,173
Reinvested dividends and distributions	1,767	16,544	4,981	51,957
Shares repurchased	(40,203)	(400,050)	(2,604)	(27,082)
Net Increase/(Decrease)	(34,712)	$ (345,045)	84,041	$ 910,048
Class I Shares:
Shares sold	9,693	$ 98,934	80,322	$ 867,578
Reinvested dividends and distributions	7,698	72,129	51,183	533,836
Shares repurchased	(407,572)	(4,105,287)	(229,868)	(2,429,934)
Net Increase/(Decrease)	(390,181)	$(3,934,224)	(98,363)	$(1,028,520)
Class N Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	104,066	971,975	227,336	2,364,293
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	104,066	$ 971,975	227,336	$ 2,364,293
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	158	1,479	347	3,631
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	158	$ 1,479	347	$ 3,631
Class T Shares:
Shares sold	-	$ -	8,479	$ 88,275
Reinvested dividends and distributions	427	3,994	330	3,700
Shares repurchased	-	-	(331)	(3,711)
Net Increase/(Decrease)	427	$ 3,994	8,478	$ 88,264

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 2,018,574	$ 8,789,309	$ 5,051,843	$ 642,550

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

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Janus Henderson All Asset Fund

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

The Board of Trustees of the Trust has approved plan to liquidate and terminate the Fund with such liquidation effective on or about March 22, 2019, or at such other time as may be authorized by the Board of Trustees ("Liquidation Date"). Termination of the Fund is expected to occur as soon as practicable following the Liquidation Date.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Janus Henderson All Asset Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Janus Henderson All Asset Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

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Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

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Notes

NotesPage2

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Notes

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93074 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Diversified Alternatives Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Diversified Alternatives Fund

Janus Henderson Diversified Alternatives Fund (unaudited)

FUND SNAPSHOT

We invest in a portfolio of traditional and nontraditional investable risk factors distilled from traditional asset classes, each a type of risk premium. We combine these independent risk premia into a liquid portfolio that seeks to deliver consistent, absolute returns with low correlation to stocks and bonds.

Ashwin Alankar co-portfolio manager	John Fujiwara co-portfolio manager

PERFORMANCE SUMMARY

For the six-month period ended December 31, 2018, Janus Henderson Diversified Alternatives Fund’s Class I Shares returned -4.11%, compared with a return of 1.65% for its primary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, and 2.70% for its secondary benchmark, LIBOR + 3%.

MARKET ENVIRONMENT

The period started with riskier assets on the ascendency as steady growth in the U.S. seemed to offset brewing economic weakness in other pockets of the global economy. While many regions struggled, several U.S. equity benchmarks reached record highs mid-period. The same heightened growth expectations, however, fueled concerns of an overheating economy with a spike in inflation being a potential side effect. Those fears pushed up U.S. Treasury yields, which in turn negatively impacted stocks as investors feared elevated levels of corporate debt would weigh on earnings in a higher interest rate environment. Consequently, stocks sold off midway through the period and never regained their footing. All the while, the deleterious effects of a global trade war further caused investors to downgrade their growth expectations.

Benefiting from the shift toward a more cautious environment were safer asset classes, including U.S. Treasuries. After hitting an intra-period high of 3.24%, the yield on the U.S. 10-year note finished at 2.68%, 16 basis points below where it began. This produced a flattening yield curve as the 2-year note rose on the back of two rate hikes by the Federal Reserve (Fed). A broad bond market benchmark gained, driven by lower interest rates. Similarly, investment-grade credits delivered positive returns, while their high-yield peers suffered losses. Energy and materials led stocks lower. Historically defensive sectors health care and utilities eked out positive returns. In commodities, crude oil prices fell considerably on concerns of excess supply and natural gas prices registered a significant spike on fears of a colder-than-expected winter.

PERFORMANCE DISCUSSION

The Fund underperformed its primary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, and its secondary benchmark, LIBOR + 3%, during the six-month period. Over time, the Fund seeks to provide positive absolute returns and offer true diversification with low correlation to stocks and bonds by investing in a portfolio of risk premia strategies.

Two of the leading individual detractors were the equity momentum and equity size risk premia. Midway through the period, stocks sold off, but then remained range-bound for much of October and November as investors sought additional insight on the direction of the global economy. This lack of a pronounced trend did not enable the equity momentum strategy to contribute to performance as an established trajectory is necessary for returns to be generated. Later, initial reports out of the Group of 20 summit in Argentina hinted at a resolution in the U.S.-China trade spat. This ignited a push upward in stocks, sending a signal to our model to position itself for a rally. When the news on trade negotiations proved overly optimistic, markets quickly reversed and slid precipitously over the remainder of the period, leading to losses in the equity momentum strategy.

The equity size risk premium weighed on performance as rising volatility caused investors to shed what they considered the riskiest portions of their portfolios, including smaller-cap stocks. This behavior runs counter to the tendency upon which this premium strategy is based: smaller-cap stocks outperforming large caps over time. We believe that this downdraft was more of a knee-jerk reaction rather than being fundamentally driven. We, therefore, would not be surprised if the small-cap underperformance subsides once portfolio underweights to small companies become meaningful.

Janus Investment Fund	1

Janus Henderson Diversified Alternatives Fund (unaudited)

The commodity roll yield risk premium also detracted. This strategy is aimed at capitalizing on the price differentials that tend to exist between shorter-dated and deferred futures contracts. These differences can generate excess returns, but the strategy’s structure does expose it to supply shocks. This is what occurred during the period, when a combination of inventory shortages and a fierce start to the winter led to a substantial spike in natural gas prices. While this resulted in a loss, the strategy’s risk-management protocol reduced the leverage to this risk premium, potentially mitigating additional losses.

A leading contributor for the period was the equity value risk premium as value stocks fell less than companies with richer multiples, which aligns with the tendency underpinning this risk premium. Also contributing was the currency momentum risk premium. This the strategy aims to capture persistent moves in the U.S. dollar relative to a basket of foreign currencies. In the case of 2018, due to the Fed’s policy of raising rates – in contrast to other major central banks – the dollar outperformed a basket of its developed markets peers, thus generating a positive return on the strategy.

The credit risk premium contributed, largely due to the duration – or interest rate risk – component of its risk premium. The late-period rapid decrease in interest rates more than compensated for widening credit spreads, which proved to be a headwind for this risk premium.

DERIVATIVES USAGE

The Fund makes extensive use of derivatives because they are generally the most efficient and liquid way to gain our desired exposures. Swaps are used to take exposures in equity, fixed income and commodity indices. Futures are used to take exposures in commodities, currencies and long-end fixed income markets. Forwards are employed to take exposures in foreign currencies, generally one week in length. In aggregate, these positions detracted from performance during the period.

Please see the Derivative Instruments section in the “Notes to Consolidated Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

The recent market events, in our view, are likely the consequence of liquidity being drained from the system as global central banks shift from quantitative easing to quantitative tightening. The risk premia upon which the strategy is based have been evident in markets for decades. The distortions caused by highly accommodative monetary policy – and now its reversal – have sent shock waves through financial markets, thus impacting the historical relationships underlying many of these risk premia.

We do not believe this will last. Over time we expect these relationships to reestablish themselves. Over the near term, however, elevated volatility and the high amount of leverage in the system may result in additional idiosyncratic movements. Therefore, we believe risk premia strategies that emphasize dampening volatility across the portfolio and within each component are better positioned to weather any additional storms.

Thank you for investing in the Janus Henderson Diversified Alternative Fund.

2	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund (unaudited)

Fund At A Glance

December 31, 2018

Asset Allocation
Equity	34.5%
Fixed Income	32.5%
Commodity	19.2%
Currency	11.3%
Cash & Cash Equivalents	2.5%
100.0%

The allocations shown reflect absolute notional exposures to various asset classes. The allocations are calculated net of cash segregated for future obligations.

Janus Investment Fund	3

Janus Henderson Diversified Alternatives Fund (unaudited)

Performance

See important disclosures on the next page.

					Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018					per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-4.22%	-4.60%	0.88%	0.57%	1.56%	1.39%
Class A Shares at MOP	-9.70%	-10.12%	-0.30%	-0.42%
Class C Shares at NAV	-4.58%	-5.26%	0.24%	-0.08%	2.32%	2.13%
Class C Shares at CDSC	-5.54%	-6.20%	0.24%	-0.08%
Class D Shares(1)	-4.16%	-4.54%	0.97%	0.67%	1.63%	1.24%
Class I Shares	-4.11%	-4.39%	1.09%	0.78%	1.33%	1.18%
Class N Shares	-4.06%	-4.34%	1.15%	0.83%	1.24%	1.09%
Class S Shares	-4.31%	-4.79%	0.79%	0.45%	1.80%	1.59%
Class T Shares	-4.26%	-4.55%	0.98%	0.65%	1.50%	1.34%
Bloomberg Barclays U.S. Aggregate Bond Index	1.65%	0.01%	2.52%	1.73%
London Interbank Offered Rate (LIBOR) + 3% Index	2.70%	4.86%	3.98%	3.97%**
Morningstar Quartile - Class I Shares	-	3rd	2nd	4th
Morningstar Ranking - based on total returns for Multialternative Funds	-	207/377	83/215	133/173

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

4	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

There is a risk that the Fund’s investments will correlate with stocks and bonds to a greater degree than anticipated, and the investment process may not achieve the desired results. The Fund may underperform during up markets and be negatively affected in down markets. Diversification does not assure a profit or eliminate the risk of loss.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Consolidated Financial Highlights for actual expense ratios during the reporting period.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Consolidated Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 28, 2012

** The London Interbank Offered Rate (LIBOR) + 3% since inception returns are calculated from December 31, 2012.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Diversified Alternatives Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$957.80	$7.06	$1,000.00	$1,018.00	$7.27	1.43%
Class C Shares	$1,000.00	$954.20	$10.54	$1,000.00	$1,014.42	$10.87	2.14%
Class D Shares	$1,000.00	$958.40	$6.22	$1,000.00	$1,018.85	$6.41	1.26%
Class I Shares	$1,000.00	$958.90	$6.02	$1,000.00	$1,019.06	$6.21	1.22%
Class N Shares	$1,000.00	$959.40	$5.43	$1,000.00	$1,019.66	$5.60	1.10%
Class S Shares	$1,000.00	$956.90	$7.89	$1,000.00	$1,017.14	$8.13	1.60%
Class T Shares	$1,000.00	$957.40	$6.66	$1,000.00	$1,018.40	$6.87	1.35%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Consolidated Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Investment Companies – 6.5%
Money Markets – 6.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%(d),ºº,£ (cost $6,489,296)	6,489,296	$6,489,296
U.S. Government Agency Notes – 90.4%
United States Treasury Bill:
0%, 1/10/19◊	$15,000,000	14,992,379
0%, 2/7/19◊	10,500,000	10,474,776
0%, 3/14/19◊	17,000,000	16,918,585
0%, 4/11/19†,◊	20,000,000	19,871,019
0%, 5/9/19◊	13,000,000	12,885,678
0%, 6/6/19◊	16,000,000	15,827,411
Total U.S. Government Agency Notes (cost $90,975,436)		90,969,848
Total Investments (total cost $97,464,732) – 96.9%		97,459,144
Cash, Receivables and Other Assets, net of Liabilities – 3.1%		3,120,724
Net Assets – 100%		$100,579,868

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 6.5%
Money Markets - 6.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%(a),ºº	$76,149	$-	$-	$6,489,296

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 6.5%
Money Markets - 6.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%(a),ºº	6,988,466	68,504,555	(69,003,725)	6,489,296

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA) Inc:
Australian Dollar	1/11/19	5,079,000	$(3,576,124)	$1,166
Canadian Dollar	1/11/19	(2,402,000)	1,762,768	2,615
Euro	1/11/19	1,296,000	(1,478,503)	7,300
Japanese Yen	1/11/19	(241,200,000)	2,178,744	(23,106)

See Notes to Consolidated Schedule of Investments and Other Information and Notes to Consolidated Financial Statements.

Janus Investment Fund	7

Janus Henderson Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

December 31, 2018

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Norwegian Krone	1/11/19	21,470,000	$(2,450,200)	35,684
Swedish Krona	1/11/19	(30,960,000)	3,436,438	(61,359)
Swiss Franc	1/11/19	(6,290,000)	6,366,203	(40,600)
Total				$(78,300)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	193	3/20/19	$23,549,016	$481,922	$75,391
Brent Crude(d)	62	2/20/19	2,834,640	7,440	7,440
Cooper(d)	42	5/29/19	2,768,850	(150,469)	(51,975)
Euro-Bund	193	3/7/19	36,158,619	221,149	-
Gold 100 Oz(d)	14	4/26/19	1,802,780	60,969	(2,240)
Live Cattle(d)	60	6/28/19	2,809,800	62,047	3,000
Silver(d)	23	5/29/19	1,796,990	124,749	12,075
Sugar #11(d)	203	4/30/19	2,751,056	(74,899)	(77,038)
US Dollar Index	78	3/18/19	7,467,330	(54,482)	(17,940)
Total - Futures Purchased				678,426	(51,287)
Futures Sold:
Brent Crude(d)	71	1/31/19	(3,819,800)	(41,890)	(41,890)
Coffee 'C'(d)	96	5/20/19	(3,778,200)	165,500	(32,146)
Corn(d)	197	5/14/19	(3,772,550)	34,257	2,463
Cotton #2(d)	102	5/8/19	(3,748,500)	286,745	(510)
Soybean(d)	84	5/14/19	(3,812,550)	106,738	2,100
Sugar #11(d)	69	6/28/19	(945,907)	22,411	23,912
Wheat(d)	106	7/12/19	(2,748,050)	41,075	41,075
WTI Crude(d)	21	4/22/19	(976,710)	88,691	(5,040)
Total - Futures Sold				703,527	(10,036)
Total				$1,381,953	$(61,323)

See Notes to Consolidated Schedule of Investments and Other Information and Notes to Consolidated Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

December 31, 2018

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc:

3 month USD LIBOR plus 20 basis points	Bloomberg Barclays U.S. Credit RBI Series-1 Index	Monthly	2/1/19	23,300,000	USD	$10,396

BNP Paribas:

Plus 40 basis points	A long/short basket of equity indices(1)	Monthly	2/4/19	19,000,000	USD	(84,996)
Minus 20 basis points	A long/short basket of equity indices(2)	Monthly	2/4/19	22,900,000	USD	(24,055)
						(109,051)

Goldman Sachs International:

MSCI Daily Total Return Gross World USD	1 month USD LIBOR Plus 12 basis points	Monthly	7/5/19	(23,437,973)	USD	278,079
1 month USD LIBOR plus 70 basis points	MSCI Daily Total Return Net Emerging Markets	Monthly	7/5/19	23,062,624	USD	10,297
						288,376

JPMorgan Chase & Co:

Plus 13 basis points(d)	A long/short basket of commodity indices(3)	Monthly	1/31/19	10,600,000	USD	64,268
Total						$253,989

(1) Long Index – S&P 500 Pure Value TR Index, Short Index – S&P 500 Pure Growth TR Index

(2) Long Index – Russell 2000 Total Return Index, Short Index – Russell 1000 Total Return Index

(3) Long Index – Bloomberg Commodity Index 2-4-6 Forward Blend, Short Index – Bloomberg Commodity Index

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Consolidated Statement of Assets and Liabilities as of December 31, 2018.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018

	Commodity Contracts	Credit Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ -	$ -	$ 46,765	$ -	$ -	$ 46,765
Outstanding swap contracts, at value	64,268	10,396	-	288,376	-	363,040
Variation margin receivable	92,065	-	-	-	75,391	167,456

Total Asset Derivatives	$ 156,333	$ 10,396	$ 46,765	$288,376	$ 75,391	$577,261

Liability Derivatives:
Forward foreign currency exchange contracts	$ -	$ -	$125,065	$ -	$ -	$125,065
Outstanding swap contracts, at value	-	-	-	109,051	-	109,051
Variation margin payable	210,839	-	17,940	-	-	228,779

Total Liability Derivatives	$ 210,839	$ -	$143,005	$109,051	$ -	$462,895

See Notes to Consolidated Schedule of Investments and Other Information and Notes to Consolidated Financial Statements.

Janus Investment Fund	9

Janus Henderson Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

December 31, 2018

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the period ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Consolidated Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Commodity Contracts	Credit Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$(1,497,034)	$ -	$ 622,964	$(1,147,986)	$ (1,016,469)	$(3,038,525)
Forward foreign currency exchange contracts	-	-	(327,937)	-	-	(327,937)
Swap contracts	(681,518)	476,904	-	(2,711,149)	-	(2,915,763)

Total	$(2,178,552)	$476,904	$ 295,027	$(3,859,135)	$ (1,016,469)	$(6,282,225)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Commodity Contracts	Credit Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$ 769,329	$ -	$(311,410)	$ 12,605	$ 595,075	$ 1,065,599
Forward foreign currency exchange contracts	-	-	(60,178)	-	-	(60,178)
Swap contracts	57,868	14,045	-	179,100	-	251,013

Total	$ 827,197	$ 14,045	$(371,588)	$ 191,705	$ 595,075	$ 1,256,434

Please see the “Net Realized Gain/(Loss) on Investments” and “Change in Unrealized Net Appreciation/Depreciation” sections of the Fund’s Consolidated Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 9,751,529
Forward foreign currency exchange contracts, sold	13,838,737
Futures contracts, purchased	77,340,663
Futures contracts, sold	23,228,190
Total return swaps, long	(116,386)
Total return swaps, short	(50,446)

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Consolidated Schedule of Investments and Other Information and Notes to Consolidated Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
London Interbank Offered Rate (LIBOR)	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.

LLC	Limited Liability Company

(d)	All or a portion of this security is owned by Janus Diversified Alternatives Subsidiary, Ltd. See Note 1 in Notes to Consolidated Financial Statements.

†

All or a portion of this security has been segregated at the Fund’s custodian or counterparty to cover forward foreign currency exchange contracts, exchange-traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. Assets segregated at the Fund’s custodian or counterparty are evaluated daily to ensure their cover and/or market value equals or exceeds the current market value of the Fund’s corresponding obligation value.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Investment Fund	11

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Consolidated Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$-	$6,489,296	$-
U.S. Government Agency Notes	-	90,969,848	-
Total Investments in Securities	$-	$97,459,144	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	46,765	-
Outstanding Swap Contracts, at Value	-	363,040	-
Variation Margin Receivable	167,456	-	-
Total Assets	$167,456	$97,868,949	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$125,065	$-
Outstanding Swap Contracts, at Value	-	109,051	-
Variation Margin Payable	228,779	-	-
Total Liabilities	$228,779	$234,116	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

12	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Consolidated Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Consolidated Statement.

Assets:
Unaffiliated investments, at value(1)	$90,969,848
Affiliated investments, at value(2)	6,489,296
Deposits with brokers for futures	3,830,000
Forward foreign currency exchange contracts	46,765
Outstanding swap contracts, at value	363,040
Variation margin receivable	167,456
Receivables:
Fund shares sold	88,624
Investments sold	85,853
Dividends from affiliates	13,479
Dividends and interest on swap contracts	3,013
Foreign tax reclaims	454
Other assets	56,220
Total Assets	102,114,048
Liabilities:
Due to custodian	106,985
Forward foreign currency exchange contracts	125,065
Outstanding swap contracts, at value	109,051
Variation margin payable	228,779
Payables:	—
Fund shares repurchased	676,299
Dividends and interest on swap contracts	64,906
Registration fees	64,494
Non-affiliated fund administration fees payable	60,909
Professional fees	28,207
Advisory fees	22,933
Printing fees	22,790
Transfer agent fees and expenses	6,632
12b-1 Distribution and shareholder servicing fees	2,854
Custodian fees	1,853
Non-interested Trustees' fees and expenses	824
Affiliated fund administration fees payable	222
Accrued expenses and other payables	11,377
Total Liabilities	1,534,180
Net Assets	$100,579,868

See Notes to Consolidated Financial Statements.

Janus Investment Fund	13

Janus Henderson Diversified Alternatives Fund

Consolidated Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$106,124,157
Total distributable earnings (loss)	(5,544,289)
Total Net Assets	$100,579,868
Net Assets - Class A Shares	$3,717,123
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	388,124
Net Asset Value Per Share(3)	$9.58
Maximum Offering Price Per Share(4)	$10.16
Net Assets - Class C Shares	$1,998,123
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	212,687
Net Asset Value Per Share(3)	$9.39
Net Assets - Class D Shares	$3,884,140
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	403,679
Net Asset Value Per Share	$9.62
Net Assets - Class I Shares	$16,122,176
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,673,142
Net Asset Value Per Share	$9.64
Net Assets - Class N Shares	$67,819,834
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,014,022
Net Asset Value Per Share	$9.67
Net Assets - Class S Shares	$1,409,112
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	148,038
Net Asset Value Per Share	$9.52
Net Assets - Class T Shares	$5,629,360
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	588,185
Net Asset Value Per Share	$9.57

(1) Includes cost of $90,975,436.

(2) Includes cost of $6,489,296.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Consolidated Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Consolidated Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Interest	$1,041,468
Dividends from affiliates	76,149
Other income	20,619
Total Investment Income	1,138,236
Expenses:
Advisory fees	601,148
12b-1 Distribution and shareholder servicing fees:
Class A Shares	4,768
Class C Shares	10,576
Class S Shares	1,820
Transfer agent administrative fees and expenses:
Class D Shares	2,798
Class S Shares	1,820
Class T Shares	7,578
Transfer agent networking and omnibus fees:
Class A Shares	1,338
Class C Shares	340
Class I Shares	10,988
Other transfer agent fees and expenses:
Class A Shares	177
Class C Shares	89
Class D Shares	966
Class I Shares	497
Class N Shares	943
Class S Shares	10
Class T Shares	93
Registration fees	97,162
Non-affiliated fund administration fees	65,391
Professional fees	32,214
Shareholder reports expense	7,015
Custodian fees	5,148
Non-interested Trustees’ fees and expenses	1,620
Affiliated fund administration fees	1,375
Other expenses	1,813
Total Expenses	857,687
Less: Excess Expense Reimbursement and Waivers	(208,193)
Net Expenses	649,494
Net Investment Income/(Loss)	488,742
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	9,403
Forward foreign currency exchange contracts	(327,937)
Futures contracts	(3,038,525)
Swap contracts	(2,915,763)
Total Net Realized Gain/(Loss) on Investments	(6,272,822)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(17,991)
Forward foreign currency exchange contracts	(60,178)
Futures contracts	1,065,599
Swap contracts	251,013
Total Change in Unrealized Net Appreciation/Depreciation	1,238,443
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,545,637)

See Notes to Consolidated Financial Statements.

Janus Investment Fund	15

Janus Henderson Diversified Alternatives Fund

Consolidated Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$488,742	$67,164
Net realized gain/(loss) on investments	(6,272,822)	880,912
Change in unrealized net appreciation/depreciation	1,238,443	322,258
Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,545,637)	1,270,334
Dividends and Distributions to Shareholders(1)
Class A Shares	(20,991)	N/A
Class C Shares	(3,697)	N/A
Class D Shares	(26,367)	N/A
Class I Shares	(109,709)	N/A
Class N Shares	(473,861)	N/A
Class S Shares	(8,529)	N/A
Class T Shares	(35,660)	N/A
Total Dividends and Distributions to Shareholders	(678,814)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(39,665)
Class C Shares	N/A	(3,459)
Class D Shares	N/A	(62,629)
Class I Shares	N/A	(208,324)
Class N Shares	N/A	(1,223,347)
Class S Shares	N/A	(13,853)
Class T Shares	N/A	(77,225)
Total Dividends from Net Investment Income	N/A	(1,628,502)
Distributions from Net Realized Gain from Investment Transactions(1)
Class A Shares	N/A	(43,076)
Class C Shares	N/A	(28,894)
Class D Shares	N/A	(62,973)
Class I Shares	N/A	(172,208)
Class N Shares	N/A	(1,013,987)
Class S Shares	N/A	(19,521)
Class T Shares	N/A	(70,833)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(1,411,492)
Net Decrease from Dividends and Distributions to Shareholders	(678,814)	(3,039,994)
Capital Share Transactions:
Class A Shares	(44,825)	1,696,051
Class C Shares	(89,952)	137,371
Class D Shares	(1,067,313)	361,550
Class I Shares	(2,635,740)	13,307,958
Class N Shares	(4,377,049)	26,406,111
Class S Shares	7,540	34,374
Class T Shares	(432,089)	2,750,667
Net Increase/(Decrease) from Capital Share Transactions	(8,639,428)	44,694,082
Net Increase/(Decrease) in Net Assets	(13,863,879)	42,924,422
Net Assets:
Beginning of period	114,443,747	71,519,325
End of period(2)	$100,579,868	$114,443,747

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $676,199 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Consolidated Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Consolidated Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$10.05	$10.16	$9.92		$9.98	$9.84	$9.82
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	(0.02)	(0.11)		(0.14)	(0.15)	(0.13)
Net realized and unrealized gain/(loss)	(0.46)	0.18	0.63		0.18	0.37	0.15
Total from Investment Operations	(0.42)	0.16	0.52		0.04	0.22	0.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.13)	(0.28)		—	—	—
Distributions (from capital gains)	—	(0.14)	—		(0.10)	(0.08)	—
Total Dividends and Distributions	(0.05)	(0.27)	(0.28)		(0.10)	(0.08)	—
Net Asset Value, End of Period	$9.58	$10.05	$10.16		$9.92	$9.98	$9.84
Total Return*	(4.13)%	1.46%	5.29%		0.42%	2.22%	0.20%
Net Assets, End of Period (in thousands)	$3,717	$3,941	$2,297		$2,882	$2,740	$4,055
Average Net Assets for the Period (in thousands)	$3,785	$3,110	$2,737		$2,730	$2,048	$3,752
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.87%	1.68%	1.83%		1.89%	1.84%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.43%	1.44%	1.54%		1.53%	1.52%	1.46%
Ratio of Net Investment Income/(Loss)	0.81%	(0.23)%	(1.13)%		(1.42)%	(1.51)%	(1.34)%
Portfolio Turnover Rate	0%	0%	16%		0%	0%	59%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.86	$9.94	$9.72	$9.84	$9.79	$9.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—(2)	(0.14)	(0.18)	(0.21)	(0.23)	(0.15)
Net realized and unrealized gain/(loss)	(0.45)	0.22	0.61	0.19	0.36	0.16
Total from Investment Operations	(0.45)	0.08	0.43	(0.02)	0.13	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.02)	(0.21)	—	—	—
Distributions (from capital gains)	—	(0.14)	—	(0.10)	(0.08)	—
Total Dividends and Distributions	(0.02)	(0.16)	(0.21)	(0.10)	(0.08)	—
Net Asset Value, End of Period	$9.39	$9.86	$9.94	$9.72	$9.84	$9.79
Total Return*	(4.59)%	0.71%	4.48%	(0.19)%	1.31%	0.10%
Net Assets, End of Period (in thousands)	$1,998	$2,188	$2,071	$1,749	$1,709	$3,516
Average Net Assets for the Period (in thousands)	$2,099	$2,162	$1,885	$1,685	$1,752	$3,551
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.64%	2.44%	2.56%	2.63%	2.59%	1.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.14%	2.18%	2.29%	2.27%	2.26%	1.64%
Ratio of Net Investment Income/(Loss)	0.00%(3)	(1.42)%	(1.85)%	(2.15)%	(2.26)%	(1.52)%
Portfolio Turnover Rate	0%	0%	16%	0%	0%	59%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Consolidated Financial Statements.

Janus Investment Fund	17

Janus Henderson Diversified Alternatives Fund

Consolidated Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.10	$10.20	$9.96	$10.00	$9.85	$9.82
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	(0.06)	(0.10)	(0.13)	(0.14)	(0.13)
Net realized and unrealized gain/(loss)	(0.46)	0.24	0.63	0.19	0.37	0.16
Total from Investment Operations	(0.42)	0.18	0.53	0.06	0.23	0.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.14)	(0.29)	—	—	—
Distributions (from capital gains)	—	(0.14)	—	(0.10)	(0.08)	—
Total Dividends and Distributions	(0.06)	(0.28)	(0.29)	(0.10)	(0.08)	—
Net Asset Value, End of Period	$9.62	$10.10	$10.20	$9.96	$10.00	$9.85
Total Return*	(4.16)%	1.66%	5.38%	0.62%	2.32%	0.31%
Net Assets, End of Period (in thousands)	$3,884	$5,169	$4,857	$4,758	$3,060	$6,170
Average Net Assets for the Period (in thousands)	$4,632	$5,034	$4,638	$3,829	$3,281	$5,964
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.75%	1.75%	1.87%	2.05%	1.96%	1.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.26%	1.30%	1.41%	1.42%	1.43%	1.41%
Ratio of Net Investment Income/(Loss)	0.77%	(0.60)%	(0.97)%	(1.30)%	(1.42)%	(1.28)%
Portfolio Turnover Rate	0%	0%	16%	0%	0%	59%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.11	$10.24	$10.00	$10.02	$9.87	$9.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.02	(0.08)	(0.11)	(0.13)	(0.11)
Net realized and unrealized gain/(loss)	(0.44)	0.15	0.63	0.19	0.36	0.15
Total from Investment Operations	(0.41)	0.17	0.55	0.08	0.23	0.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.16)	(0.31)	—	—	—
Distributions (from capital gains)	—	(0.14)	—	(0.10)	(0.08)	—
Total Dividends and Distributions	(0.06)	(0.30)	(0.31)	(0.10)	(0.08)	—
Net Asset Value, End of Period	$9.64	$10.11	$10.24	$10.00	$10.02	$9.87
Total Return*	(4.01)%	1.64%	5.51%	0.82%	2.32%	0.41%
Net Assets, End of Period (in thousands)	$16,122	$19,707	$6,713	$2,383	$2,265	$5,727
Average Net Assets for the Period (in thousands)	$19,152	$12,386	$4,396	$2,318	$2,586	$6,201
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.59%	1.45%	1.55%	1.63%	1.59%	1.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.22%	1.22%	1.31%	1.27%	1.26%	1.25%
Ratio of Net Investment Income/(Loss)	0.59%	0.24%	(0.81)%	(1.16)%	(1.26)%	(1.13)%
Portfolio Turnover Rate	0%	0%	16%	0%	0%	59%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Consolidated Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Consolidated Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.15	$10.26	$10.01	$10.04	$9.87	$9.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.02	(0.08)	(0.11)	(0.13)	(0.11)
Net realized and unrealized gain/(loss)	(0.46)	0.17	0.63	0.18	0.38	0.15
Total from Investment Operations	(0.41)	0.19	0.55	0.07	0.25	0.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.16)	(0.30)	—	—	—
Distributions (from capital gains)	—	(0.14)	—	(0.10)	(0.08)	—
Total Dividends and Distributions	(0.07)	(0.30)	(0.30)	(0.10)	(0.08)	—
Net Asset Value, End of Period	$9.67	$10.15	$10.26	$10.01	$10.04	$9.87
Total Return*	(4.06)%	1.83%	5.58%	0.72%	2.52%	0.41%
Net Assets, End of Period (in thousands)	$67,820	$75,615	$50,421	$47,367	$52,478	$57,190
Average Net Assets for the Period (in thousands)	$72,073	$68,132	$47,482	$48,364	$54,416	$57,130
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.46%	1.36%	1.53%	1.62%	1.60%	1.49%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.14%	1.26%	1.25%	1.25%	1.25%
Ratio of Net Investment Income/(Loss)	1.02%	0.17%	(0.83)%	(1.14)%	(1.24)%	(1.13)%
Portfolio Turnover Rate	0%	0%	16%	0%	0%	59%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.00	$10.10	$9.89	$9.92	$9.82	$9.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	(0.08)	(0.12)	(0.12)	(0.18)	(0.14)
Net realized and unrealized gain/(loss)	(0.45)	0.22	0.63	0.19	0.36	0.15
Total from Investment Operations	(0.42)	0.14	0.51	0.07	0.18	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.10)	(0.30)	—	—	—
Distributions (from capital gains)	—	(0.14)	—	(0.10)	(0.08)	—
Total Dividends and Distributions	(0.06)	(0.24)	(0.30)	(0.10)	(0.08)	—
Net Asset Value, End of Period	$9.52	$10.00	$10.10	$9.89	$9.92	$9.82
Total Return*	(4.22)%	1.29%	5.17%	0.72%	1.82%	0.10%
Net Assets, End of Period (in thousands)	$1,409	$1,473	$1,453	$1,381	$1,371	$3,506
Average Net Assets for the Period (in thousands)	$1,444	$1,480	$1,425	$1,340	$1,578	$3,492
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.17%	1.92%	2.04%	2.12%	2.07%	1.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.60%	1.53%	1.64%	1.33%	1.75%	1.58%
Ratio of Net Investment Income/(Loss)	0.66%	(0.79)%	(1.21)%	(1.22)%	(1.74)%	(1.46)%
Portfolio Turnover Rate	0%	0%	16%	0%	0%	59%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Consolidated Financial Statements.

Janus Investment Fund	19

Janus Henderson Diversified Alternatives Fund

Consolidated Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.05	$10.17	$9.95	$9.98	$9.85	$9.82
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	—(2)	(0.10)	(0.10)	(0.15)	(0.13)
Net realized and unrealized gain/(loss)	(0.46)	0.17	0.63	0.17	0.36	0.16
Total from Investment Operations	(0.42)	0.17	0.53	0.07	0.21	0.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.15)	(0.31)	—	—	—
Distributions (from capital gains)	—	(0.14)	—	(0.10)	(0.08)	—
Total Dividends and Distributions	(0.06)	(0.29)	(0.31)	(0.10)	(0.08)	—
Net Asset Value, End of Period	$9.57	$10.05	$10.17	$9.95	$9.98	$9.85
Total Return*	(4.17)%	1.59%	5.39%	0.72%	2.12%	0.31%
Net Assets, End of Period (in thousands)	$5,629	$6,350	$3,708	$1,579	$2,517	$3,809
Average Net Assets for the Period (in thousands)	$6,017	$5,110	$2,556	$1,689	$2,162	$3,773
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.76%	1.62%	1.77%	1.87%	1.83%	1.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.35%	1.33%	1.45%	1.18%	1.51%	1.40%
Ratio of Net Investment Income/(Loss)	0.74%	(0.03)%	(0.97)%	(1.08)%	(1.50)%	(1.28)%
Portfolio Turnover Rate	0%	0%	16%	0%	0%	59%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Consolidated Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Diversified Alternatives Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks absolute return with low correlation to stocks and bonds. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

Janus Investment Fund	21

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

Investment in Subsidiary

To qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), 90% of the Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of the Fund (”Subsidiary”) organized under the laws of the Cayman Islands, which is generally subject to the same investment policies and restrictions as the Fund. The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity swaps, commodity-linked notes, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund may invest 25% or less of its total assets in the Subsidiary. Income or net capital gains from the Fund’s investment in the Subsidiary would be treated as ordinary income to the Fund. Janus Capital is the adviser to the Subsidiary. The Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act. The IRS has previously issued a number of private letter rulings to mutual funds (but not the Fund) in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate and could adversely affect the Fund. In particular, unfavorable treatment of the income derived from the Fund’s investment in the Subsidiary could jeopardize the Fund’s status as a regulated investment company under the Code, which in turn may subject the Fund to higher tax rates and/or penalties. Additionally, the Commodity Futures Trading Commission (“CFTC”) adopted changes to Rule 4.5 under the Commodity Exchange Act in 2012 that required Janus Capital to register with the CFTC, and operation of the Fund and Subsidiary is subject to certain CFTC rules and regulations. Existing or new CFTC regulation may increase the costs of implementing the Fund’s strategies, which could negatively affect the Fund’s returns.

The Subsidiary was incorporated on December 28, 2012 as a wholly-owned subsidiary of Janus Diversified Alternatives Fund. As of December 31, 2018, the Fund owns 688,356 shares of the Subsidiary, with a market value of $7,148,681. This represents 7% of the Fund’s net assets. The Fund’s Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, and Consolidated Financial Highlights include the accounts of both the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation.

As of December 31, 2018, Subsidiary information included in the Consolidated Financial Statements is as follows:

Net assets	$ 7,148,681
Market value of investments	2,855,096
Net income/(loss)	61,028
Net realized gain/(loss)	(2,178,460)
Net change in unrealized appreciation/depreciation	1,314,456

22	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Information on the valuation of certain derivatives is contained in Note 2 below.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be

Janus Investment Fund	23

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Consolidated Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class. Additionally, the Fund, as a shareholder in the Subsidiary, will also indirectly bear its pro rata share of the expenses incurred by the Subsidiary.

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the consolidated financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the consolidated financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

24	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s consolidated financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Consolidated Statement of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

Janus Investment Fund	25

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Commodity-Linked Investments

The Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Subsidiary which is generally subject to the same investment policies and restrictions as the Fund. The Subsidiary invests in commodity-linked investments and other investments which may serve as margin or collateral for the Subsidiary’s derivative positions. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

26	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Consolidated Statement of Assets and Liabilities as a receivable or payable and in the Consolidated Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Consolidated Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Consolidated Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Consolidated Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Consolidated Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Consolidated Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

During the period, the Fund purchased commodity futures to increase exposure to commodity risk.

During the period, the Fund sold commodity futures to decrease exposure to commodity risk.

Janus Investment Fund	27

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

During the period, the Fund purchased futures on equity indices to increase exposure to equity risk.

During the period, the Fund purchased futures on currency indices to increase exposure to currency risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Consolidated Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Consolidated Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Consolidated Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity indices or custom baskets of equity indices to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

28	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

During the period, the Fund entered into total return swaps on equity indices to decrease exposure to equity risk. These total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. The Fund will receive payments of a floating reference interest rate and an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

During the period, the Fund entered into total return swaps on a custom basket of commodity indices to increase exposure to commodity risk. These total return swaps require the Fund to pay a fixed or a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

During the period, the Fund entered into total return swaps on credit indices to increase exposure to credit risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

3. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade

Janus Investment Fund	29

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the consolidated financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Consolidated Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018” table located in the Fund’s Consolidated Schedule of Investments.

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Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Barclays Capital Inc	$10,396	$—	$—	$10,396
Goldman Sachs International	288,376	—	(288,376)	—
HSBC Securities (USA) Inc	46,765	(46,765)	—	—
JPMorgan Chase & Co	64,268	—	—	64,268

Total	$409,805	$(46,765)	$(288,376)	$74,664
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$109,051	$—	$—	$109,051
HSBC Securities (USA) Inc	125,065	(46,765)	—	78,300

Total	$234,116	$(46,765)	$—	$187,351
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Consolidated Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no

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Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund and the Subsidiary each pay Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s and the Subsidiary's contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	1.00
Over $1 Billion	0.95

Janus Capital has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the management fee paid to Janus Capital by the Subsidiary. The management fee waiver arrangement related to the Subsidiary may not be discontinued by Janus Capital as long as its contract with the Subsidiary is in place.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, which include the other expenses of the Subsidiary, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 1.09% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Consolidated Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s and the Subsidiary's transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Consolidated Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Consolidated Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Consolidated Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to

32	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Consolidated Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Consolidated Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Consolidated Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Consolidated Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Consolidated Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Consolidated Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Consolidated Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus

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Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Consolidated Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Consolidated Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Consolidated Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Consolidated Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. There were no upfront sales charges retained by Janus Henderson Distributors during the period ended December 31, 2018.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2018.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	30%	1%
Class C Shares	68	1
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	98	66
Class S Shares	100	1
Class T Shares	23	1

34	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2018
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (332,257)	$ -	$ (332,257)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 97,464,732	$ 1,236	$ (6,824)	$ (5,588)

Information on the tax components of derivatives as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 2,113,498	$ (555,856)	$ 1,557,642

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	22,805	$ 220,695	178,367	$ 1,824,059
Reinvested dividends and distributions	2,200	20,991	8,168	82,741
Shares repurchased	(28,929)	(286,511)	(20,563)	(210,749)
Net Increase/(Decrease)	(3,924)	$ (44,825)	165,972	$ 1,696,051
Class C Shares:
Shares sold	1,529	$ 15,000	18,346	$ 184,332
Reinvested dividends and distributions	395	3,697	3,245	32,353
Shares repurchased	(11,212)	(108,649)	(7,945)	(79,314)
Net Increase/(Decrease)	(9,288)	$ (89,952)	13,646	$ 137,371
Class D Shares:
Shares sold	20,539	$ 203,887	200,339	$ 2,054,582
Reinvested dividends and distributions	2,712	25,985	12,180	123,867
Shares repurchased	(131,512)	(1,297,185)	(176,901)	(1,816,899)
Net Increase/(Decrease)	(108,261)	$(1,067,313)	35,618	$ 361,550
Class I Shares:
Shares sold	665,142	$ 6,648,303	1,581,941	$16,285,667
Reinvested dividends and distributions	11,428	109,709	37,380	380,532
Shares repurchased	(952,065)	(9,393,752)	(326,472)	(3,358,241)
Net Increase/(Decrease)	(275,495)	$(2,635,740)	1,292,849	$13,307,958
Class N Shares:
Shares sold	78,237	$ 779,051	2,978,018	$30,971,228
Reinvested dividends and distributions	49,207	473,861	219,132	2,237,334
Shares repurchased	(566,005)	(5,629,961)	(659,996)	(6,802,451)
Net Increase/(Decrease)	(438,561)	$(4,377,049)	2,537,154	$26,406,111
Class S Shares:
Shares sold	-	$ -	98	$ 1,000
Reinvested dividends and distributions	900	8,529	3,311	33,374
Shares repurchased	(99)	(989)	-	-
Net Increase/(Decrease)	801	$ 7,540	3,409	$ 34,374
Class T Shares:
Shares sold	33,919	$ 333,056	435,554	$ 4,472,608
Reinvested dividends and distributions	3,742	35,660	14,630	148,058
Shares repurchased	(81,412)	(800,805)	(182,986)	(1,869,999)
Net Increase/(Decrease)	(43,751)	$ (432,089)	267,198	$ 2,750,667

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ -	$ -	$ -	$ -

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

36	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Notes to Consolidated Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s consolidated financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s consolidated financial statements.

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Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free)  (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Janus Investment Fund	39

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Janus Investment Fund	45

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	47

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

48	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Janus Investment Fund	49

Janus Henderson Diversified Alternatives Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Consolidated Financial Highlights” in this report.

Consolidated Schedule of Investments

Following the performance overview section is the Fund’s Consolidated Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Consolidated Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Consolidated Schedule of Investments (if applicable).

Consolidated Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson Diversified Alternatives Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Consolidated Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Consolidated Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Consolidated Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Consolidated Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

Janus Investment Fund	51

Janus Henderson Diversified Alternatives Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

52	DECEMBER 31, 2018

Janus Henderson Diversified Alternatives Fund

Notes

NotesPage1

Janus Investment Fund	53

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93018 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Dividend & Income Builder Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Dividend & Income Builder Fund

Janus Henderson Dividend & Income Builder Fund (unaudited)

FUND SNAPSHOT

The Janus Henderson Dividend & Income Builder Fund is a global portfolio of income-producing securities. The Fund invests primarily in dividend-paying equities, with an allocation to fixed income securities. The equity and fixed income allocation is driven by assessment of the relative attractiveness of income opportunities within each asset class and views on the broader market environment.

Within the equity allocation we seek companies that pay an attractive and sustainable dividend yield with the capability to grow over the medium to long term. The fixed income allocation is used opportunistically in the 10–30% range as well as to seek to protect capital when the portfolio management team thinks the macro environment dictates; this allows us to seek to reduce the beta further when appropriate.

Alex Crooke co-portfolio manager	Job Curtis co-portfolio mangers	Ben Lofthouse co-portfolio manager	Jenna Barnard co-portfolio manager	John Pattullo co-portfolio manager

PERFORMANCE

The Janus Henderson Dividend & Income Builder Fund Class I Shares returned -6.88% over the six-month reporting period ended December 31, 2018. The Fund’s primary benchmark, the MSCI World IndexSM returned -9.10%. The Fund’s secondary benchmark, 75% MSCI World Index/25% Bloomberg Barclays Global Aggregate Credit (USD Hedged) Index, returned -6.53%. The secondary benchmark is an internally-calculated, hypothetical combination of total returns from the MSCI World Index (75%) and the Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (25%).

INVESTMENT ENVIRONMENT

While investors began 2018 with confidence, they spent most of the year reappraising their expectations as more challenging news emerged on the growth, policy and political fronts. This process gathered momentum into the final months of the year, with some hair-raising moves in the fourth quarter, including a near 20% drawdown in the S&P 500® Index and more than a 40% decline in crude oil prices. By December, after a grueling year in all risk assets, evidence of investor capitulation was widespread. That month saw the greatest ever week of redemptions from global equities and bonds, confirming the consensus mood had swung from January’s unusually bullish readings to deep gloom by year-end.

PERFORMANCE DISCUSSION

Over the reporting period, the Fund outperformed its primary benchmark, the MSCI World Index, on the back of an increased fixed income allocation and a defensive equity income bias. The Fund was also successful in meeting its annual dividend growth goal.

By region, the Fund’s overweight position in Europe (ex-UK) was a positive contributor to relative performance as was stock selection in the Fund’s allocation to the U.S.; this partially offset very disappointing performance from the overweight UK allocation where uncertainty over Brexit continued to worry investors. There is considerable value available in the UK for the patient investor, as many global stocks that trade there sold off with the wider market.

By sector, the Fund’s largest relative performance came from strong stock selection in technology, while avoiding large e-services stocks in the communication services sector was also beneficial to relative performance, as was the overweight exposure to telecommunications companies. These positions helped to offset disappointing stock performance in the consumer discretionary,

Janus Investment Fund	1

Janus Henderson Dividend & Income Builder Fund (unaudited)

financials and industrials sectors, which sold off with the general market.

Through the quarter profits were taken in a number of long-held positions, including Best Buy, Blackstone and J.P. Morgan. Toward the end of the period, we made a small allocation shift from equities into U.S. government bonds, specifically in maturities in the two- to seven-year part of the sovereign curve. U.S. yields have risen significantly over the year, making them more attractive as an investment to diversify the portfolio.

DERIVATIVE USAGE

The Fund utilizes currency forwards to hedge the Fund’s foreign currency back to the U.S. dollar in order to manage the risk of overweight currency allocations. In aggregate, these positions contributed to performance during the period.

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

While we have reduced the equity exposure in response to evaluation of some of the portfolio, particularly in the U.S., our view hasn’t changed dramatically; global economic fundamentals remain in good shape, interest rates are likely to remain low and valuations on equities have improved over the past year. While valuations in some equity markets became more attractive over the last 12 months, the political outlook in many regions is uncertain, and 2019 will hopefully bring resolution to the U.S.-China trade war and Brexit. In the meantime, we will continue with our existing strategy of identifying companies that pay an attractive dividend that we believe have the capacity to grow over the medium to long term.

Within the bond market, the slowing global economy has the attention of the Federal Reserve. We believe the circularity of tightening credit conditions will continue. A lot of damage has been done in equity and credit valuations, and the liquidity of credit markets is now disappearing. We are positioned long of developed world sovereign bond risk and are fairly light in credit interest-rate sensitivity, having significantly reduced the latter. We believe 3.26% will be the top for 10-year treasuries this cycle.

Thank you for your investment in Janus Henderson Dividend & Income Builder Fund.

2	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund (unaudited)

Fund At A Glance

December 31, 2018

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Pfizer Inc	0.54%	Occidental Petroleum Corp	-0.49%
	Novartis AG	0.20%	BAE Systems PLC	-0.43%
	Verizon Communications Inc	0.16%	BNP Paribas SA	-0.40%
	Roche Holding AG	0.14%	BASF SE	-0.38%
	Microsoft Corp	0.13%	Hammerson PLC	-0.35%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	MSCI World Index
		Contribution	(Average % of Equity)	Weighting
	Information Technology	0.86%	10.30%	17.02%
	Communication Services	0.72%	5.98%	5.43%
	Health Care	0.57%	11.50%	12.93%
	Consumer Staples	0.13%	10.68%	8.35%
	Other**	0.06%	4.46%	0.00%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	MSCI World Index
		Contribution	(Average % of Equity)	Weighting
	Consumer Discretionary	-0.55%	5.39%	11.42%
	Financials	-0.47%	17.17%	16.54%
	Real Estate	-0.46%	3.96%	3.01%
	Industrials	-0.39%	8.92%	11.14%
	Utilities	-0.23%	3.14%	3.10%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	3

Janus Henderson Dividend & Income Builder Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	3.5%
Pfizer Inc
Pharmaceuticals	2.7%
Nestle SA (REG)
Food Products	2.6%
RELX PLC
Professional Services	1.8%
Novartis AG
Pharmaceuticals	1.6%
12.2%

Asset Allocation - (% of Net Assets)
Common Stocks	71.9%
Corporate Bonds	17.6%
United States Treasury Notes/Bonds	5.2%
Investment Companies	4.1%
Other	1.2%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

4	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund (unaudited)

Performance

See important disclosures on the next page.

					Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018					per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-7.01%	-9.32%	2.58%	6.13%	1.14%	1.14%
Class A Shares at MOP	-12.33%	-14.56%	1.54%	5.28%
Class C Shares at NAV	-7.34%	-10.02%	1.81%	5.33%	1.91%	1.90%
Class C Shares at CDSC	-8.25%	-10.89%	1.81%	5.33%
Class D Shares(1)	-6.86%	-9.13%	2.73%	6.28%	1.02%	0.98%
Class I Shares	-6.88%	-9.07%	2.83%	6.38%	0.91%	0.90%
Class N Shares	-6.85%	-9.03%	2.77%	6.31%	0.99%	0.85%
Class S Shares	-7.05%	-9.40%	2.40%	5.93%	2.79%	1.34%
Class T Shares	-6.90%	-9.19%	2.63%	6.17%	1.13%	1.09%
MSCI World Index	-9.10%	-8.71%	4.56%	8.74%
75% MSCI World / 25% BBgBarc Global Agg Credit (USD Hedged) Index	-6.53%	-6.55%	4.41%	7.42%
Morningstar Quartile - Class I Shares	-	3rd	1st	1st
Morningstar Ranking - based on total returns for World Allocation Funds	-	333/471	103/398	26/381

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	5

Janus Henderson Dividend & Income Builder Fund (unaudited)

Performance

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson Dividend & Income Builder Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares, Class C Shares, and Class I Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on August 1, 2012. Class R6 Shares of the Predecessor Fund commenced operations on November 30, 2015. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See important disclosures on the next page.

6	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund (unaudited)

Performance

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – August 1, 2012

(1) Closed to certain new investors.

Janus Investment Fund	7

Janus Henderson Dividend & Income Builder Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$929.90	$5.69	$1,000.00	$1,019.31	$5.96	1.17%
Class C Shares	$1,000.00	$926.60	$9.28	$1,000.00	$1,015.58	$9.70	1.91%
Class D Shares	$1,000.00	$931.40	$4.92	$1,000.00	$1,020.11	$5.14	1.01%
Class I Shares	$1,000.00	$931.20	$4.43	$1,000.00	$1,020.62	$4.63	0.91%
Class N Shares	$1,000.00	$931.50	$4.09	$1,000.00	$1,020.97	$4.28	0.84%
Class S Shares	$1,000.00	$929.50	$6.57	$1,000.00	$1,018.40	$6.87	1.35%
Class T Shares	$1,000.00	$931.00	$5.31	$1,000.00	$1,019.71	$5.55	1.09%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

8	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – 17.6%
Banking – 1.8%
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%µ	$910,000	$879,288
HBOS Capital Funding LP, 6.8500%µ	100,000	99,627
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)µ	412,000	405,045
Royal Bank of Scotland Group PLC, 6.1000%, 6/10/23	1,000,000	1,015,734
Wachovia Capital Trust III, ICE LIBOR USD 3 Month + 0.9300%, 5.5698%µ	937,000	847,517
		3,247,211
Capital Goods – 1.3%
Berry Global Inc, 5.1250%, 7/15/23	433,000	428,259
Crown Americas LLC / Crown Americas Capital Corp IV, 4.5000%, 1/15/23	1,000,000	976,250
Lockheed Martin Corp, 3.5500%, 1/15/26	1,000,000	992,770
		2,397,279
Communications – 4.6%
AT&T Inc, 2.4500%, 6/30/20	1,000,000	986,831
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 5/1/27 (144A)	500,000	485,000
Comcast Corp, 3.9500%, 10/15/25	283,000	286,480
Comcast Corp, 4.1500%, 10/15/28	201,000	204,227
Crown Castle International Corp, 3.8000%, 2/15/28	1,000,000	938,490
Deutsche Telekom International Finance BV, 1.9500%, 9/19/21 (144A)	1,000,000	959,429
Sirius XM Radio Inc, 6.0000%, 7/15/24 (144A)	1,000,000	1,002,500
T-Mobile USA Inc, 4.5000%, 2/1/26	91,000	83,493
T-Mobile USA Inc, 4.7500%, 2/1/28	215,000	194,575
Verizon Communications Inc, 1.7500%, 8/15/21	1,000,000	965,607
Virgin Media Secured Finance PLC, 5.2500%, 1/15/26 (144A)	600,000	549,750
Vodafone Group PLC, 2.9500%, 2/19/23	1,000,000	962,691
Zayo Group LLC / Zayo Capital Inc, 5.7500%, 1/15/27 (144A)	500,000	446,250
		8,065,323
Consumer Cyclical – 0.7%
Amazon.com Inc, 3.1500%, 8/22/27	1,000,000	965,436
Service Corp International/US, 8.0000%, 11/15/21	200,000	213,000
		1,178,436
Consumer Non-Cyclical – 4.3%
Anheuser-Busch InBev Finance Inc, 2.6500%, 2/1/21	489,000	480,641
Aramark Services Inc, 5.1250%, 1/15/24	715,000	707,850
Aramark Services Inc, 4.7500%, 6/1/26	291,000	273,540
Constellation Brands Inc, 4.7500%, 11/15/24	381,000	392,945
Elanco Animal Health Inc, 4.9000%, 8/28/28 (144A)	1,000,000	1,018,172
HCA Inc, 5.2500%, 6/15/26	1,000,000	992,500
Johnson & Johnson, 2.9000%, 1/15/28	1,000,000	959,034
Philip Morris International Inc, 1.8750%, 2/25/21	1,000,000	971,645
Sysco Corp, 3.5500%, 3/15/25	732,000	721,148
Tesco PLC, 6.1500%, 11/15/37 (144A)	1,024,000	1,058,916
		7,576,391
Insurance – 0.5%
Prudential PLC, 5.2500%µ	900,000	814,500
Real Estate Investment Trusts (REITs) – 0.8%
CyrusOne LP / CyrusOne Finance Corp, 5.3750%, 3/15/27	1,000,000	970,000
Digital Realty Trust LP, 4.7500%, 10/1/25	450,000	459,971
		1,429,971
Technology – 3.6%
Adobe Inc, 3.2500%, 2/1/25	1,000,000	981,824
Alphabet Inc, 1.9980%, 8/15/26	1,000,000	909,590
Apple Inc, 3.3500%, 2/9/27	500,000	489,158
Dell International LLC / EMC Corp, 5.4500%, 6/15/23 (144A)	1,105,000	1,124,428
Equinix Inc, 5.3750%, 4/1/23	600,000	597,000
Equinix Inc, 5.7500%, 1/1/25	400,000	403,000
Microsoft Corp, 3.3000%, 2/6/27	1,000,000	991,048
salesforce.com Inc, 3.7000%, 4/11/28	500,000	502,942

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
VMware Inc, 3.9000%, 8/21/27	$353,000	$313,291
		6,312,281
Total Corporate Bonds (cost $32,130,705)		31,021,392
United States Treasury Notes/Bonds – 5.2%
2.7500%, 11/30/20	2,000,000	2,008,686
2.8750%, 11/15/21	2,000,000	2,022,129
2.8750%, 10/31/23	1,000,000	1,016,591
2.8750%, 11/30/23	2,000,000	2,034,721
2.8750%, 11/30/25	2,000,000	2,036,794
Total United States Treasury Notes/Bonds (cost $8,992,855)		9,118,921
Common Stocks – 71.9%
Aerospace & Defense – 0.9%
BAE Systems PLC	273,827	1,597,953
Air Freight & Logistics – 0.8%
Deutsche Post AG	51,007	1,396,835
Automobiles – 0.4%
General Motors Co	22,704	759,449
Banks – 8.1%
BAWAG Group AG	29,107	1,195,221
BNP Paribas SA	36,176	1,629,080
ING Groep NV	145,777	1,562,054
JPMorgan Chase & Co	13,684	1,335,832
Lloyds Banking Group PLC	1,517,960	1,002,877
Mitsubishi UFJ Financial Group Inc	366,000	1,805,044
Nordea Bank Abp	126,310	1,065,890
Societe Generale SA	27,631	877,136
Standard Chartered PLC	229,509	1,773,759
Swedbank AB	96,348	2,148,965
		14,395,858
Beverages – 2.9%
Carlsberg A/S	11,626	1,237,120
Coca-Cola Co	33,148	1,569,558
Diageo PLC	65,155	2,315,484
		5,122,162
Chemicals – 2.8%
BASF SE	22,129	1,531,131
DowDuPont Inc	32,965	1,762,968
Nutrien Ltd	36,429	1,712,163
		5,006,262
Commercial Services & Supplies – 0.8%
Prosegur Cash SA	608,377	1,340,130
Communications Equipment – 1.4%
Cisco Systems Inc	56,319	2,440,302
Diversified Telecommunication Services – 3.4%
BT Group PLC	690,588	2,090,110
Orange SA	115,422	1,867,547
Verizon Communications Inc	35,562	1,999,296
		5,956,953
Electric Utilities – 2.0%
Enel SpA	359,228	2,072,129
SSE PLC	101,324	1,392,914
		3,465,043
Electrical Equipment – 0.7%
ABB Ltd	62,953	1,200,724
Equity Real Estate Investment Trusts (REITs) – 2.5%
Crown Castle International Corp	13,946	1,514,954
CyrusOne Inc	23,567	1,246,223
Eurocommercial Properties NV	25,673	793,419

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Hammerson PLC	208,802	$874,277
		4,428,873
Food Products – 2.6%
Nestle SA (REG)	56,200	4,570,968
Health Care Equipment & Supplies – 1.4%
Medtronic PLC	26,683	2,427,086
Health Care Providers & Services – 0.4%
CVS Health Corp	11,472	751,645
Hotels, Restaurants & Leisure – 1.8%
Carnival Corp	40,925	2,017,602
Las Vegas Sands Corp	22,036	1,146,974
		3,164,576
Industrial Conglomerates – 1.3%
Siemens AG	21,211	2,365,325
Information Technology Services – 0.6%
Sabre Corp	48,985	1,060,035
Insurance – 2.2%
AXA SA	49,896	1,074,894
Manulife Financial Corp	64,941	921,544
Prudential PLC	102,017	1,822,466
		3,818,904
Leisure Products – 0.5%
Hasbro Inc	11,788	957,775
Metals & Mining – 2.4%
BHP Group PLC	114,337	2,389,975
Rio Tinto PLC	38,766	1,848,114
		4,238,089
Multi-Utilities – 0.3%
National Grid PLC	48,958	473,379
Oil, Gas & Consumable Fuels – 8.2%
BP PLC	448,441	2,828,972
Chevron Corp	26,091	2,838,440
Eni SpA	82,499	1,299,029
Occidental Petroleum Corp	35,269	2,164,811
Royal Dutch Shell PLC	93,907	2,753,868
TOTAL SA	50,193	2,651,235
		14,536,355
Paper & Forest Products – 0.6%
UPM-Kymmene OYJ	41,152	1,046,245
Personal Products – 1.2%
Unilever NV	38,853	2,110,789
Pharmaceuticals – 8.0%
GlaxoSmithKline PLC	115,126	2,184,717
Johnson & Johnson	8,601	1,109,959
Novartis AG	33,690	2,886,669
Novo Nordisk A/S	23,123	1,063,123
Pfizer Inc	108,461	4,734,323
Roche Holding AG	8,774	2,170,467
		14,149,258
Professional Services – 1.8%
RELX PLC*	154,392	3,177,933
Real Estate Management & Development – 0.4%
Nexity SA	14,616	659,644
Semiconductor & Semiconductor Equipment – 2.9%
Lam Research Corp	5,128	698,280
Maxim Integrated Products Inc	28,604	1,454,513
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	62,081	2,291,410
Tokyo Electron Ltd	5,700	654,047
		5,098,250

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Software – 3.8%
Microsoft Corp	60,284	$6,123,011
Sage Group PLC	79,726	610,303
		6,733,314
Textiles, Apparel & Luxury Goods – 0.6%
Hanesbrands Inc	52,236	654,517
Pandora A/S	11,220	456,478
		1,110,995
Tobacco – 2.0%
British American Tobacco PLC	21,969	700,466
Imperial Brands PLC	66,809	2,019,994
Philip Morris International Inc	11,928	796,313
		3,516,773
Trading Companies & Distributors – 0.5%
Watsco Inc	6,703	932,655
Wireless Telecommunication Services – 1.7%
Tele2 AB	157,770	2,017,069
Vodafone Group PLC	489,453	950,925
		2,967,994
Total Common Stocks (cost $131,300,685)		126,978,531
Investment Companies – 4.1%
Money Markets – 4.1%
Fidelity Investments Money Market Treasury Portfolio, 2.2400%ºº (cost $7,246,065)	7,246,065	7,246,065
Total Investments (total cost $179,670,310) – 98.8%		174,364,909
Cash, Receivables and Other Assets, net of Liabilities – 1.2%		2,117,176
Net Assets – 100%		$176,482,085

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$82,657,278	47.4%
United Kingdom	35,416,104	20.3
Switzerland	10,828,828	6.2
France	8,759,536	5.0
Netherlands	7,644,195	4.4
Germany	6,252,720	3.6
Sweden	4,166,034	2.4
Italy	3,371,158	1.9
Denmark	2,756,721	1.6
Canada	2,633,707	1.5
Japan	2,459,091	1.4
Taiwan	2,291,410	1.3
Finland	2,112,135	1.2
Spain	1,340,130	0.8
Austria	1,195,221	0.7
Belgium	480,641	0.3

Total	$174,364,909	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/30/19	(5,277,849)	$6,675,008	$(61,041)
Euro	1/30/19	(7,099,267)	8,110,567	(42,933)
Total				$(103,974)

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2018.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018

Currency Contracts

Liability Derivatives:
Forward foreign currency exchange contracts	$103,974

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$633,347

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$ (62,066)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 15,036,767

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Dividend & Income Builder Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World IndexSM	MSCI World IndexSM reflects the equity market performance of global developed markets.
75% MSCI World / 25% BBgBarc Global Agg Credit (USD Hedged) Index

75% MSCI World / 25% BBgBarc Global Agg Credit (USD Hedged) Index is an internally-calculated, hypothetical combination of total returns from the MSCI World IndexSM (75%) and the Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (25%).

S&P 500 Index®	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $7,049,490, which represents 4.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

14	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Corporate Bonds	$-	$31,021,392	$-
United States Treasury Notes/Bonds	-	9,118,921	-
Common Stocks
Aerospace & Defense	-	1,597,953	-
Air Freight & Logistics	-	1,396,835	-
Banks	1,335,832	13,060,026	-
Beverages	1,569,558	3,552,604	-
Chemicals	3,475,131	1,531,131	-
Commercial Services & Supplies	-	1,340,130	-
Diversified Telecommunication Services	1,999,296	3,957,657	-
Electric Utilities	-	3,465,043	-
Electrical Equipment	-	1,200,724	-
Equity Real Estate Investment Trusts (REITs)	2,761,177	1,667,696	-
Food Products	-	4,570,968	-
Industrial Conglomerates	-	2,365,325	-
Insurance	921,544	2,897,360	-
Metals & Mining	-	4,238,089	-
Multi-Utilities	-	473,379	-
Oil, Gas & Consumable Fuels	5,003,251	9,533,104	-
Paper & Forest Products	-	1,046,245	-
Personal Products	-	2,110,789	-
Pharmaceuticals	5,844,282	8,304,976	-
Professional Services	-	3,177,933	-
Real Estate Management & Development	-	659,644	-
Semiconductor & Semiconductor Equipment	4,444,203	654,047	-
Software	6,123,011	610,303	-
Textiles, Apparel & Luxury Goods	654,517	456,478	-
Tobacco	796,313	2,720,460	-
Wireless Telecommunication Services	-	2,967,994	-
All Other	12,493,523	-	-
Investment Companies	7,246,065	-	-
Total Assets	$54,667,703	$119,697,206	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$103,974	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Janus Investment Fund	15

Janus Henderson Dividend & Income Builder Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$174,364,909
Cash denominated in foreign currency(2)	55,734
Closed foreign currency contracts	189,870
Non-interested Trustees' deferred compensation	4,244
Receivables:
Fund shares sold	2,635,318
Interest	394,239
Dividends	253,861
Foreign tax reclaims	243,090
Investments sold	164,519
Other assets	19,240
Total Assets	178,325,024
Liabilities:
Due to custodian	189,868
Forward foreign currency exchange contracts	103,974
Payables:	—
Fund shares repurchased	1,326,861
Advisory fees	98,565
12b-1 Distribution and shareholder servicing fees	32,400
Transfer agent fees and expenses	22,640
Professional fees	19,972
Non-interested Trustees' deferred compensation fees	4,244
Non-interested Trustees' fees and expenses	1,324
Custodian fees	960
Affiliated fund administration fees payable	394
Accrued expenses and other payables	41,737
Total Liabilities	1,842,939
Net Assets	$176,482,085

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$181,739,449
Total distributable earnings (loss)	(5,257,364)
Total Net Assets	$176,482,085
Net Assets - Class A Shares	$30,957,019
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,585,347
Net Asset Value Per Share(3)	$11.97
Maximum Offering Price Per Share(4)	$12.70
Net Assets - Class C Shares	$32,607,562
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,760,396
Net Asset Value Per Share(3)	$11.81
Net Assets - Class D Shares	$6,804,239
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	568,461
Net Asset Value Per Share	$11.97
Net Assets - Class I Shares	$94,485,306
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,886,289
Net Asset Value Per Share	$11.98
Net Assets - Class N Shares	$707,477
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	59,201
Net Asset Value Per Share	$11.95
Net Assets - Class S Shares	$47,933
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,021
Net Asset Value Per Share	$11.92
Net Assets - Class T Shares	$10,872,549
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	908,998
Net Asset Value Per Share	$11.96

(1) Includes cost of $179,670,310.

(2) Includes cost of $55,734.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Dividend & Income Builder Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Dividends	$2,358,764
Interest	670,889
Other income	84,361
Foreign tax withheld	(104,701)
Total Investment Income	3,009,313
Expenses:
Advisory fees	684,638
12b-1 Distribution and shareholder servicing fees:
Class A Shares	36,820
Class C Shares	145,792
Class S Shares	64
Transfer agent administrative fees and expenses:
Class D Shares	4,735
Class S Shares	64
Class T Shares	13,509
Transfer agent networking and omnibus fees:
Class A Shares	10,269
Class C Shares	9,169
Class I Shares	35,099
Other transfer agent fees and expenses:
Class A Shares	1,294
Class C Shares	1,384
Class D Shares	1,955
Class I Shares	2,256
Class N Shares	19
Class T Shares	149
Registration fees	114,313
Professional fees	28,298
Shareholder reports expense	7,526
Custodian fees	3,404
Non-interested Trustees’ fees and expenses	2,567
Affiliated fund administration fees	2,283
Other expenses	45,716
Total Expenses	1,151,323
Less: Excess Expense Reimbursement and Waivers	(122,088)
Net Expenses	1,029,235
Net Investment Income/(Loss)	1,980,078
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	(401,763)
Forward foreign currency exchange contracts	633,347
Total Net Realized Gain/(Loss) on Investments	231,584
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(14,818,489)
Forward foreign currency exchange contracts	(62,066)
Total Change in Unrealized Net Appreciation/Depreciation	(14,880,555)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(12,668,893)

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$1,980,078	$4,379,075
Net realized gain/(loss) on investments	231,584	1,853,498
Change in unrealized net appreciation/depreciation	(14,880,555)	(870,507)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(12,668,893)	5,362,066
Dividends and Distributions to Shareholders(1)
Class A Shares	(668,513)	N/A
Class C Shares	(596,023)	N/A
Class D Shares	(184,177)	N/A
Class I Shares	(2,550,885)	N/A
Class N Shares	(19,817)	N/A
Class S Shares	(1,305)	N/A
Class T Shares	(252,521)	N/A
Total Dividends and Distributions to Shareholders	(4,273,241)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(748,523)
Class C Shares	N/A	(676,819)
Class D Shares	N/A	(143,927)
Class I Shares	N/A	(2,652,024)
Class N Shares	N/A	(18,014)
Class S Shares	N/A	(1,333)
Class T Shares	N/A	(133,759)
Total Dividends from Net Investment Income	N/A	(4,374,399)
Net Decrease from Dividends and Distributions to Shareholders	(4,273,241)	(4,374,399)
Capital Share Transactions:
Class A Shares	4,276,938	3,156,214
Class C Shares	6,130,913	(1,992,556)
Class D Shares	(552,411)	7,890,598
Class I Shares	3,473,649	21,418,407
Class N Shares	(72,211)	830,295
Class S Shares	1,305	1,333
Class T Shares	2,108,832	10,009,996
Net Increase/(Decrease) from Capital Share Transactions	15,367,015	41,314,287
Net Increase/(Decrease) in Net Assets	(1,575,119)	42,301,954
Net Assets:
Beginning of period	178,057,204	135,755,250
End of period(2)	$176,482,085	$178,057,204

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $808,414 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$13.18	$12.94	$12.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.14	0.36	0.38
Net realized and unrealized gain/(loss)	(1.05)	0.24	0.75
Total from Investment Operations	(0.91)	0.60	1.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.36)	(0.35)
Distributions (from capital gains)	(0.11)	—	—
Total Dividends and Distributions	(0.30)	(0.36)	(0.35)
Net Asset Value, End of Period	$11.97	$13.18	$12.94
Total Return*	(7.01)%	4.63%	9.44%
Net Assets, End of Period (in thousands)	$30,957	$29,294	$25,824
Average Net Assets for the Period (in thousands)	$29,209	$27,827	$29,932
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.30%	1.14%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.14%	1.23%
Ratio of Net Investment Income/(Loss)	2.14%	2.71%	3.36%
Portfolio Turnover Rate	16%	36%	55%

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$13.01	$12.81	$12.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.25	0.30
Net realized and unrealized gain/(loss)	(1.04)	0.24	0.73
Total from Investment Operations	(0.95)	0.49	1.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.29)	(0.27)
Distributions (from capital gains)	(0.11)	—	—
Total Dividends and Distributions	(0.25)	(0.29)	(0.27)
Net Asset Value, End of Period	$11.81	$13.01	$12.81
Total Return*	(7.34)%	3.85%	8.62%
Net Assets, End of Period (in thousands)	$32,608	$29,203	$30,671
Average Net Assets for the Period (in thousands)	$28,908	$31,115	$32,821
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.05%	1.91%	2.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.91%	1.91%	2.01%
Ratio of Net Investment Income/(Loss)	1.40%	1.85%	2.68%
Portfolio Turnover Rate	16%	36%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class A Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014		2013(1)
Net Asset Value, Beginning of Period	$12.50	$12.57	$11.40		$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.40	0.35	0.40		0.33
Net realized and unrealized gain/(loss)	(0.40)	0.11	1.10		1.33
Total from Investment Operations	—	0.46	1.50		1.66
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.33)	(0.31)		(0.26)
Distributions (from capital gains)	—	(0.20)	(0.02)		—
Total Dividends and Distributions	(0.34)	(0.53)	(0.33)		(0.26)
Net Asset Value, End of Period	$12.16	$12.50	$12.57		$11.40
Total Return*	0.19%	3.81%	13.26%		16.79%
Net Assets, End of Period (in thousands)	$40,869	$15,959	$14,308		$1,891
Average Net Assets for the Period (in thousands)	$30,357	$15,010	$12,099		$327
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.27%(3)	1.46%	1.94%		7.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.27%(4)	1.30%	1.30%		1.30%
Ratio of Net Investment Income/(Loss)	3.37%(5)	2.84%	3.20%		2.98%
Portfolio Turnover Rate	39%	26%	78%		188%
				1

Class C Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014	2013(1)
Net Asset Value, Beginning of Period	$12.40	$12.49	$11.35	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.30	0.26	0.30	0.25
Net realized and unrealized gain/(loss)	(0.39)	0.10	1.10	1.33
Total from Investment Operations	(0.09)	0.36	1.40	1.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.25)	(0.24)	(0.23)
Distributions (from capital gains)	—	(0.20)	(0.02)	—
Total Dividends and Distributions	(0.26)	(0.45)	(0.26)	(0.23)
Net Asset Value, End of Period	$12.05	$12.40	$12.49	$11.35
Total Return*	(0.58)%	3.00%	12.45%	15.94%
Net Assets, End of Period (in thousands)	$33,327	$13,846	$4,525	$463
Average Net Assets for the Period (in thousands)	$24,477	$10,077	$2,561	$128
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.04%(3)	2.23%	2.68%	8.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.03%(4)	2.05%	2.05%	2.05%
Ratio of Net Investment Income/(Loss)	2.55%(5)	2.15%	2.38%	2.32%
Portfolio Turnover Rate	39%	26%	78%	188%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2012 (inception date) through July 31, 2013.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The Ratio of Gross Expenses include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses would have been 0.02% higher had the custodian not reimbursed the Fund.

(4) The Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(5) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$13.17	$12.93	$13.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.15	0.46	0.04
Net realized and unrealized gain/(loss)	(1.04)	0.16	(0.17)
Total from Investment Operations	(0.89)	0.62	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.38)	(0.12)
Distributions (from capital gains)	(0.11)	—	—
Total Dividends and Distributions	(0.31)	(0.38)	(0.12)
Net Asset Value, End of Period	$11.97	$13.17	$12.93
Total Return*	(6.86)%	4.77%	(0.96)%
Net Assets, End of Period (in thousands)	$6,804	$8,072	$472
Average Net Assets for the Period (in thousands)	$7,834	$4,665	$343
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.20%	1.02%	1.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	0.99%	1.05%
Ratio of Net Investment Income/(Loss)	2.29%	3.47%	4.27%
Portfolio Turnover Rate	16%	36%	55%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(3)
Net Asset Value, Beginning of Period	$13.19	$12.94	$12.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.16	0.40	0.45
Net realized and unrealized gain/(loss)	(1.06)	0.23	0.71
Total from Investment Operations	(0.90)	0.63	1.16
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.38)	(0.38)
Distributions (from capital gains)	(0.11)	—	—
Total Dividends and Distributions	(0.31)	(0.38)	(0.38)
Net Asset Value, End of Period	$11.98	$13.19	$12.94
Total Return*	(6.88)%	4.86%	9.70%
Net Assets, End of Period (in thousands)	$94,485	$100,825	$78,630
Average Net Assets for the Period (in thousands)	$103,531	$92,797	$66,190
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.03%	0.91%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.91%	1.00%
Ratio of Net Investment Income/(Loss)	2.38%	2.94%	3.97%
Portfolio Turnover Rate	16%	36%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class I Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014	2013(1)
Net Asset Value, Beginning of Period	$12.49	$12.57	$11.39	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.40	0.39	0.44	0.46
Net realized and unrealized gain/(loss)	(0.37)	0.09	1.09	1.22
Total from Investment Operations	0.03	0.48	1.53	1.68
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.36)	(0.33)	(0.29)
Distributions (from capital gains)	—	(0.20)	(0.02)	—
Total Dividends and Distributions	(0.36)	(0.56)	(0.35)	(0.29)
Net Asset Value, End of Period	$12.16	$12.49	$12.57	$11.39
Total Return*	0.48%	3.97%	13.56%	17.01%
Net Assets, End of Period (in thousands)	$46,454	$24,356	$8,156	$1,463
Average Net Assets for the Period (in thousands)	$36,087	$14,987	$4,251	$1,982
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%(3)	1.24%	1.66%	7.11%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%(4)	1.05%	1.05%	1.05%
Ratio of Net Investment Income/(Loss)	3.37%(5)	3.13%	3.50%	4.18%
Portfolio Turnover Rate	39%	26%	78%	188%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2012 (inception date) through July 31, 2013.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The Ratio of Gross Expenses include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses would have been 0.02% higher had the custodian not reimbursed the Fund.

(4) The Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(5) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$13.16	$12.91	$12.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.16	0.45	0.40
Net realized and unrealized gain/(loss)	(1.05)	0.19	0.73
Total from Investment Operations	(0.89)	0.64	1.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.39)	(0.39)
Distributions (from capital gains)	(0.11)	—	—
Total Dividends and Distributions	(0.32)	(0.39)	(0.39)
Net Asset Value, End of Period	$11.95	$13.16	$12.91
Total Return*	(6.85)%	4.94%	9.44%
Net Assets, End of Period (in thousands)	$707	$857	$50
Average Net Assets for the Period (in thousands)	$841	$557	$281
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.32%	0.99%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.86%	1.06%
Ratio of Net Investment Income/(Loss)	2.45%	3.40%	3.58%
Portfolio Turnover Rate	16%	36%	55%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(3)
Net Asset Value, Beginning of Period	$13.17	$12.93	$13.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.13	0.34	0.03
Net realized and unrealized gain/(loss)	(1.05)	0.25	(0.16)
Total from Investment Operations	(0.92)	0.59	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.35)	(0.12)
Distributions (from capital gains)	(0.11)	—	—
Total Dividends and Distributions	(0.33)	(0.35)	(0.12)
Net Asset Value, End of Period	$11.92	$13.17	$12.93
Total Return*	(7.05)%	4.52%	(0.97)%
Net Assets, End of Period (in thousands)	$48	$52	$49
Average Net Assets for the Period (in thousands)	$51	$52	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	7.33%	2.77%	1.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.35%	1.21%	1.44%
Ratio of Net Investment Income/(Loss)	1.95%	2.56%	3.22%
Portfolio Turnover Rate	16%	36%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Period from June 5, 2017 (inception date) through June 30, 2017.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended July 31	2016(1)
Net Asset Value, Beginning of Period	$11.95
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.28
Net realized and unrealized gain/(loss)	0.17
Total from Investment Operations	0.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)
Total Dividends and Distributions	(0.23)
Net Asset Value, End of Period	$12.17
Total Return*	3.93%
Net Assets, End of Period (in thousands)	$403
Average Net Assets for the Period (in thousands)	$406
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%(3)
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%(4)
Ratio of Net Investment Income/(Loss)	3.51%(5)
Portfolio Turnover Rate	39%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from November 30, 2015 (inception date) through July 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The Ratio of Gross Expenses include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses would have been 0.02% higher had the custodian not reimbursed the Fund.

(4) The Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(5) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Dividend & Income Builder Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$13.16	$12.93	$13.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.14	0.49	0.03
Net realized and unrealized gain/(loss)	(1.04)	0.11	(0.16)
Total from Investment Operations	(0.90)	0.60	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.37)	(0.12)
Distributions (from capital gains)	(0.11)	—	—
Total Dividends and Distributions	(0.30)	(0.37)	(0.12)
Net Asset Value, End of Period	$11.96	$13.16	$12.93
Total Return*	(6.90)%	4.66%	(0.96)%
Net Assets, End of Period (in thousands)	$10,873	$9,755	$59
Average Net Assets for the Period (in thousands)	$10,712	$3,644	$52
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.24%	1.13%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.11%	1.19%
Ratio of Net Investment Income/(Loss)	2.21%	3.75%	3.48%
Portfolio Turnover Rate	16%	36%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

26	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Dividend & Income Builder Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to provide current income from a portfolio of securities that exceeds the average yield on global stocks, and aims to provide a growing stream of income per share over time. The Fund's secondary objective is to seek to provide long-term capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

Pursuant to the Agreement and Plan of Reorganization, the Fund acquired all the assets and liabilities of the Henderson Dividend & Income Builder Fund (the “Predecessor Fund”), a series of Henderson Global Funds, in exchange for Class A, Class C, Class I and Class N Fund shares having an aggregate net asset value equal to the value of the aggregate net assets of the same share class of the Predecessor Fund (except that Class R6 Predecessor Fund shares were exchanged for Class N Fund shares) (the “Reorganization”). The Reorganization occurred at the close of business on June 2, 2017.

The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial highlights.

The last fiscal year end of the Predecessor Fund was July 31, 2016. Subsequent to July 31, 2016, the Fund changed its fiscal year end to June 30, 2017, to reflect the fiscal year end of certain funds of the Trust.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D shares are closed to new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual

Janus Investment Fund	27

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what

28	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a

Janus Investment Fund	29

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared and distributed quarterly for the fund. Realized capital gains, if any are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Funds’ equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

30	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Janus Investment Fund	31

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

The Fund may enter into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund and/or in order to take a positive outlook on the related currency to increase exposure to currency risk.

The Fund may enter into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund and/or in order to take a negative outlook on the related currency to increase exposure to currency risk.

3. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

32	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Janus Investment Fund	33

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table  presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$103,974	$—	$—	$103,974

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such

34	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC ("Janus Capital") an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Portfolio	Contractual Investment Advisory Fee (%)
First $1 Billion	0.75
Next $1 Billion	0.65
Above $2 Billion	0.55

Effective December 31, 2017, the Fund’s subadvisory agreement with Henderson Investment Management Limited (“HIML”) was terminated. HIML served as subadviser to the Fund. As subadviser, HIML provided day-to-day management of the investment operations of the Fund subject to the general oversight of the Board of Trustees and Janus Capital. HIML was an affiliate of Janus Capital through a common parent company.

Janus Capital paid HIML a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to the Fund on behalf of Janus Capital.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.84% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for

Janus Investment Fund	35

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution fees and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

36	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as part of "Other expenses" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $1,935.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $1,019.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned		% of Fund Owned
Class A Shares	-	%*	-	%*
Class C Shares	-*		-*
Class D Shares	1		-*
Class I Shares	-*		-*
Class N Shares	7		-*
Class S Shares	100		-*
Class T Shares	-*		-*

* Less than 0.50%

Janus Investment Fund	37

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 179,730,428	$10,784,148	$(16,149,667)	$ (5,365,519)

Information on the tax components of derivatives as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ -	$ (103,974)	$ (103,974)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

38	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	761,340	$ 9,341,316	543,059	$ 7,403,270
Reinvested dividends and distributions	52,103	648,358	54,015	721,102
Shares repurchased	(450,949)	(5,712,736)	(369,556)	(4,968,158)
Net Increase/(Decrease)	362,494	$ 4,276,938	227,518	$ 3,156,214
Class C Shares:
Shares sold	1,113,468	$13,534,750	380,888	$ 5,093,663
Reinvested dividends and distributions	44,636	544,964	45,669	602,726
Shares repurchased	(642,616)	(7,948,801)	(575,138)	(7,688,945)
Net Increase/(Decrease)	515,488	$ 6,130,913	(148,581)	$ (1,992,556)
Class D Shares:
Shares sold	71,596	$ 923,788	673,703	$ 9,216,467
Reinvested dividends and distributions	14,396	179,550	10,502	139,614
Shares repurchased	(130,227)	(1,655,749)	(107,995)	(1,465,483)
Net Increase/(Decrease)	(44,235)	$ (552,411)	576,210	$ 7,890,598
Class I Shares:
Shares sold	2,690,120	$33,893,786	2,365,953	$32,242,372
Reinvested dividends and distributions	204,133	2,540,013	195,765	2,614,379
Shares repurchased	(2,654,301)	(32,960,150)	(992,173)	(13,438,344)
Net Increase/(Decrease)	239,952	$ 3,473,649	1,569,545	$21,418,407
Class N Shares:
Shares sold	2,000	$ 26,312	61,316	$ 830,926
Reinvested dividends and distributions	1,590	19,817	1,355	18,014
Shares repurchased	(9,545)	(118,340)	(1,371)	(18,645)
Net Increase/(Decrease)	(5,955)	$ (72,211)	61,300	$ 830,295
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	105	1,305	100	1,333
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	105	$ 1,305	100	$ 1,333
Class T Shares:
Shares sold	488,395	$ 6,281,627	787,984	$10,711,487
Reinvested dividends and distributions	20,372	251,949	10,086	133,524
Shares repurchased	(340,839)	(4,424,744)	(61,586)	(835,015)
Net Increase/(Decrease)	167,928	$ 2,108,832	736,484	$10,009,996

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$32,716,191	$ 27,604,478	$ 8,992,734	$ -

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

Janus Investment Fund	39

Janus Henderson Dividend & Income Builder Fund

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

40	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

50	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

Janus Investment Fund	51

Janus Henderson Dividend & Income Builder Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

52	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

Janus Investment Fund	53

Janus Henderson Dividend & Income Builder Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

54	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	55

Janus Henderson Dividend & Income Builder Fund

Notes

NotesPage1

56	DECEMBER 31, 2018

Janus Henderson Dividend & Income Builder Fund

Notes

NotesPage2

Janus Investment Fund	57

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93075 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

FUND SNAPSHOT Intech’s active approach focuses on adding value by selecting stocks with unique volatility characteristics and low correlations to one another.	sub-advised by Intech Investment Management LLC

PERFORMANCE OVERVIEW

For the six-month period ended December 31, 2018, Janus Henderson Emerging Markets Managed Volatility Fund returned -2.70% for its Class I Shares. This compares to the -8.48% return posted by the MSCI Emerging Markets Index, the Fund’s benchmark.

INVESTMENT STRATEGY

Intech’s mathematical investment process is designed to determine potentially more efficient equity weightings of the securities in the benchmark index, utilizing a specific mathematical optimization and disciplined rebalancing routine. Rather than trying to predict the future direction of stock prices, the process seeks to use the volatility and correlation characteristics of stocks to construct portfolios.

The investment process begins with the stocks in the MSCI Emerging Markets Index. Intech’s investment process aims to capture stocks’ natural volatility through a rebalancing mechanism based on estimates of relative volatility and correlation in order to outperform the benchmark index over the long term. Within specific risk constraints, the investment process will tend to favor stocks with higher relative volatility and lower correlation as they offer more potential to capture volatility through periodic rebalancing. Once the target proportions are determined and the portfolio is constructed, it is then rebalanced to those target proportions and re-optimized on a periodic basis. The Janus Henderson Emerging Markets Managed Volatility Fund focuses on seeking an excess return above the benchmark, while also reducing or managing the standard deviation of the portfolio depending on the market conditions, a strategy designed to manage the absolute risk of the portfolio.

PERFORMANCE REVIEW

Emerging markets sold off throughout the year, but outperformed developed markets over the past six months. Janus Henderson Emerging Markets Managed Volatility Fund outperformed the MSCI Emerging Markets Index over the period and generated a return of -2.70%.

The Fund’s defensive positioning acted as a tailwind to relative performance as investors’ risk appetites decreased in the emerging equity markets amid the heightened volatility in 2018. On average, the Fund was overweight lower beta stocks, or stocks with lower sensitivity to market movements. During the period, lower beta stocks outperformed higher beta stocks as well as the overall market, on average. Consequently, the Fund’s overweight to lower beta stocks contributed to the Fund’s relative return for the period.

The Fund’s active sector positioning tends to vary over time and is a function of the volatility and correlation characteristics of the underlying stocks. The Fund’s overall active sector positioning contributed to relative performance during the period. In particular, an average underweight to information technology and overweight to the defensive utilities sector contributed to the Fund’s relative performance during the period. An overall positive selection effect also contributed during the period, especially within the communication services and financials sectors.

OUTLOOK

Because Intech does not conduct traditional economic or fundamental analysis, Intech has no view on individual stocks, sectors, economic or market conditions.

Managing downside exposure potentially allows for returns to compound and improve risk-adjusted returns over time. Over the long term, we believe that by reducing risk when market volatility increases and behaving like a core equity fund when market volatility is low, the Fund will achieve its investment objective of producing an excess return over the benchmark with lower absolute risk. Going forward, we will continue building portfolios in a disciplined and deliberate manner, with risk management remaining the hallmark of our investment process. As Intech’s ongoing research efforts yield

Janus Investment Fund	1

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

modest improvements, we will continue implementing changes that we believe are likely to improve the long-term results for our Fund shareholders.

Thank you for your investment in Janus Henderson Emerging Markets Managed Volatility Fund.

2	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
Chunghwa Telecom Co Ltd
Diversified Telecommunication Services	4.9%
Taiwan Mobile Co Ltd
Wireless Telecommunication Services	3.3%
Public Bank Bhd
Banks	2.7%
CP ALL PCL
Food & Staples Retailing	2.5%
Far EasTone Telecommunications Co Ltd
Wireless Telecommunication Services	2.0%
15.4%

Asset Allocation - (% of Net Assets)
Common Stocks	99.8%
Preferred Stocks	1.1%
Investment Companies	0.8%
Other	(1.7)%
100.0%

Emerging markets comprised 100.8% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

Janus Investment Fund	3

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

Performance

See important disclosures on the next page.

				Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018				per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-2.73%	-5.10%	4.15%	4.41%	1.25%
Class A Shares at MOP	-8.35%	-10.54%	2.63%
Class C Shares at NAV	-3.01%	-5.72%	3.38%	5.32%	1.99%
Class C Shares at CDSC	-3.90%	-6.58%	3.38%
Class D Shares(1)	-2.67%	-4.97%	4.26%	3.79%	1.10%
Class I Shares	-2.70%	-4.91%	4.39%	4.79%	1.08%
Class N Shares	-2.54%	-4.75%	-0.72%	3.50%	0.96%
Class S Shares	-2.79%	-5.25%	4.03%	5.54%	1.47%
Class T Shares	-2.70%	-4.99%	4.27%	4.51%	1.21%
MSCI Emerging Markets Index	-8.48%	-14.57%	3.69%
Morningstar Quartile - Class I Shares	-	1st	1st
Morningstar Ranking - based on total returns for Diversified Emerging Markets Funds	-	11/860	69/718

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization

4	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

Performance

companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Intech's focus on managed volatility may keep the Fund from achieving excess returns over its index. The strategy may underperform during certain periods of up markets, and may not achieve the desired level of protection in down markets.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributionsand do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017 reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior to August 4, 2017, the performance shown may have been different. The performance shown for periods following the Fund’s commencement Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective August 31, 2018, Adrian Banner, Vassilios Papathanakos and Joseph Runnels are Co-Portfolios Managers of the Fund.

*The Fund’s inception date – December 17, 2014

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Emerging Markets Managed Volatility Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$972.70	$6.96	$1,000.00	$1,018.15	$7.12	1.40%
Class C Shares	$1,000.00	$969.90	$10.03	$1,000.00	$1,015.02	$10.26	2.02%
Class D Shares	$1,000.00	$973.30	$5.82	$1,000.00	$1,019.31	$5.96	1.17%
Class I Shares	$1,000.00	$973.00	$5.77	$1,000.00	$1,019.36	$5.90	1.16%
Class N Shares	$1,000.00	$974.60	$4.98	$1,000.00	$1,020.16	$5.09	1.00%
Class S Shares	$1,000.00	$972.10	$7.56	$1,000.00	$1,017.54	$7.73	1.52%
Class T Shares	$1,000.00	$973.00	$6.27	$1,000.00	$1,018.85	$6.41	1.26%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 99.8%
Aerospace & Defense – 0.3%
Embraer SA	3,400	$18,857
Auto Components – 1.0%
Bosch Ltd	81	22,773
China First Capital Group Ltd*	2,000	1,134
Hanon Systems	213	2,057
Hyundai Mobis Co Ltd*	60	10,194
Motherson Sumi Systems Ltd	15,540	37,136
		73,294
Automobiles – 4.2%
Bajaj Auto Ltd	75	2,917
Dongfeng Motor Group Co Ltd	16,000	14,418
Eicher Motors Ltd	133	43,952
Hero MotoCorp Ltd	425	18,871
Hyundai Motor Co	445	47,199
Kia Motors Corp*	1,496	45,112
Mahindra & Mahindra Ltd	3,430	39,415
Maruti Suzuki India Ltd	906	96,630
		308,514
Banks – 21.9%
Abu Dhabi Commercial Bank PJSC	19,932	44,277
Banco de Chile	956,298	137,031
Banco do Brasil SA	200	2,407
Banco Santander Chile	29,763	2,225
Bank Central Asia Tbk PT	76,600	138,522
Bank Mandiri Persero Tbk PT	1,800	923
Bank of Communications Co Ltd	2,000	1,556
BDO Unibank Inc	7,570	18,873
Chang Hwa Commercial Bank Ltd	49,140	27,371
Commercial Bank PQSC	5,601	60,561
Credicorp Ltd	112	24,827
CTBC Financial Holding Co Ltd	21,240	13,874
Dubai Islamic Bank PJSC	66,299	90,242
E.Sun Financial Holding Co Ltd	66,334	43,194
First Abu Dhabi Bank PJSC	36,600	140,531
First Financial Holding Co Ltd	140,043	90,880
Grupo Financiero Banorte SAB de CV	100	487
Hong Leong Bank Bhd	5,200	25,658
Hua Nan Financial Holdings Co Ltd	65,260	37,035
Kasikornbank PCL	3,600	20,430
Komercni banka as	1,192	44,975
Krung Thai Bank PCL	57,500	33,887
Malayan Banking Bhd	46,600	107,013
Masraf Al Rayan QSC	2,423	27,739
Mega Financial Holding Co Ltd	19,000	15,978
Moneta Money Bank AS	13,522	43,662
Public Bank Bhd	32,700	195,726
Qatar Islamic Bank SAQ	1,765	73,723
Qatar National Bank QPSC	458	24,514
Siam Commercial Bank PCL	300	1,232
SinoPac Financial Holdings Co Ltd	76,500	25,478
Taishin Financial Holding Co Ltd	3,138	1,327
Taiwan Cooperative Financial Holding Co Ltd	152,015	87,004
		1,603,162
Beverages – 1.8%
Arca Continental SAB de CV	3,100	17,319
China Resources Beer Holdings Co Ltd	22,000	76,238
Cia Cervecerias Unidas SA	2,998	38,559
United Spirits Ltd*	213	1,937
		134,053

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Biotechnology – 0%
Medy-Tox Inc	2	$1,032
Chemicals – 2.2%
Asian Paints Ltd	2,111	41,601
Formosa Plastics Corp	2,000	6,519
Indorama Ventures PCL	3,200	5,323
Mexichem SAB de CV	3,100	7,879
Nan Ya Plastics Corp	2,000	4,911
Petronas Chemicals Group Bhd	33,900	76,180
Pidilite Industries Ltd	566	8,966
PTT Global Chemical PCL	4,100	8,959
		160,338
Commercial Services & Supplies – 0.2%
China Everbright International Ltd	17,000	15,129
Construction & Engineering – 0.5%
China Communications Construction Co Ltd	3,000	2,818
China Railway Group Ltd	32,000	29,225
GS Engineering & Construction Corp*	93	3,628
		35,671
Construction Materials – 0%
Taiwan Cement Corp	400	460
Consumer Finance – 0.1%
Bajaj Finance Ltd	185	6,976
Shriram Transport Finance Co Ltd	104	1,841
		8,817
Diversified Financial Services – 0%
Fubon Financial Holding Co Ltd	1,000	1,525
Diversified Telecommunication Services – 7.4%
China Communications Services Corp Ltd	22,000	18,256
China Telecom Corp Ltd	112,000	56,995
Chunghwa Telecom Co Ltd	97,000	356,257
Emirates Telecommunications Group Co PJSC	14,846	68,647
Telekomunikasi Indonesia Persero Tbk PT	147,300	38,465
		538,620
Electric Utilities – 3.8%
CEZ AS	4,071	97,184
Equatorial Energia SA	1,000	19,320
Interconexion Electrica SA ESP	929	3,991
Power Grid Corp of India Ltd	20,496	58,334
Tenaga Nasional Bhd	30,100	98,794
		277,623
Electrical Equipment – 0.3%
Fullshare Holdings Ltd*	40,000	9,168
Zhuzhou CRRC Times Electric Co Ltd	1,900	10,549
		19,717
Electronic Equipment, Instruments & Components – 0.1%
WPG Holdings Ltd	3,680	4,408
Energy Equipment & Services – 0.6%
Dialog Group Bhd	62,600	47,017
Food & Staples Retailing – 4.4%
Berli Jucker PCL	26,200	40,778
BIM Birlesik Magazalar AS	205	3,377
CP ALL PCL	86,600	182,197
E-MART Inc*	50	8,155
President Chain Store Corp	3,000	30,311
Raia Drogasil SA	400	5,889
Sun Art Retail Group Ltd	11,500	11,741
Wal-Mart de Mexico SAB de CV	15,500	39,421
X5 Retail Group NV (GDR) (REG)	133	3,296
		325,165

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Food Products – 7.3%
Britannia Industries Ltd	1,312	$58,447
Charoen Pokphand Foods PCL	8,300	6,277
Gruma SAB de CV	4,775	54,123
IOI Corp Bhd	39,600	42,696
JBS SA	2,200	6,556
Kuala Lumpur Kepong Bhd	14,200	84,912
Nestle India Ltd	201	31,965
Nestle Malaysia Bhd	700	24,959
Orion Corp/Republic of Korea*	578	62,060
PPB Group Bhd	22,020	93,671
Sime Darby Plantation Bhd	32,100	36,784
Tingyi Cayman Islands Holding Corp	10,000	13,247
Uni-President Enterprises Corp	7,000	15,843
		531,540
Gas Utilities – 2.6%
China Gas Holdings Ltd	14,600	51,663
China Resources Gas Group Ltd	16,000	62,981
ENN Energy Holdings Ltd	5,000	44,087
GAIL India Ltd	4,009	20,658
Infraestructura Energetica Nova SAB de CV	2,000	7,458
		186,847
Health Care Providers & Services – 2.3%
Bangkok Dusit Medical Services PCL	115,300	88,141
Bumrungrad Hospital PCL	700	4,028
IHH Healthcare Bhd	44,100	57,243
Shanghai Pharmaceuticals Holding Co Ltd	1,600	3,240
Sinopharm Group Co Ltd	4,400	18,425
		171,077
Hotels, Restaurants & Leisure – 1.1%
Jollibee Foods Corp	9,930	55,101
Kangwon Land Inc*	438	12,556
Minor International PCL	2,500	2,615
OPAP SA	782	6,792
Yum China Holdings Inc	201	6,740
		83,804
Household Durables – 0.1%
Coway Co Ltd	70	4,645
Household Products – 1.3%
Hindustan Unilever Ltd	2,460	64,013
Kimberly-Clark de Mexico SAB de CV*	1,800	2,856
Unilever Indonesia Tbk PT	8,700	27,529
		94,398
Independent Power and Renewable Electricity Producers – 1.0%
CGN Power Co Ltd (144A)	121,000	28,625
China Longyuan Power Group Corp Ltd	3,000	2,026
China Resources Power Holdings Co Ltd	6,000	11,495
Engie Brasil Energia SA	500	4,273
Huaneng Power International Inc	8,000	5,059
NTPC Ltd	10,683	22,834
		74,312
Industrial Conglomerates – 1.1%
CITIC Ltd	3,000	4,680
Industries Qatar QSC	522	19,138
SM Investments Corp	3,360	58,621
		82,439
Information Technology Services – 2.6%
Cielo SA	400	917
HCL Technologies Ltd	222	3,061
Infosys Ltd	8,204	77,511

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Tata Consultancy Services Ltd	1,888	$51,231
Tech Mahindra Ltd	5,315	55,014
Wipro Ltd	1,171	5,537
		193,271
Insurance – 1.9%
Bajaj Finserv Ltd	493	45,593
BB Seguridade Participacoes SA	1,800	12,862
Cathay Financial Holding Co Ltd	5,000	7,610
China Life Insurance Co Ltd/Taiwan	6,360	5,740
DB Insurance Co Ltd*	153	9,652
Hyundai Marine & Fire Insurance Co Ltd*	220	8,093
IRB Brasil Resseguros S/A	600	12,930
Samsung Fire & Marine Insurance Co Ltd*	146	35,206
		137,686
Interactive Media & Services – 0.4%
Tencent Holdings Ltd	700	27,749
Internet & Direct Marketing Retail – 0.2%
CJ ENM Co Ltd*	83	14,991
Machinery – 0.6%
Ashok Leyland Ltd	6,773	9,915
China Conch Venture Holdings Ltd	9,000	26,668
CRRC Corp Ltd	4,000	3,886
		40,469
Media – 0.2%
Grupo Televisa SAB	200	502
Zee Entertainment Enterprises Ltd	2,598	17,680
		18,182
Metals & Mining – 1.8%
China Steel Corp	5,000	3,946
JSW Steel Ltd	5,099	22,404
MMC Norilsk Nickel PJSC (ADR)	2,526	47,391
Novolipetsk Steel OJSC (GDR)	1,253	28,670
Polyus PJSC (REG) (GDR)*	90	3,519
Severstal PJSC (GDR) (REG)	1,934	26,400
		132,330
Multiline Retail – 0.2%
Lojas Renner SA	300	3,294
Magazine Luiza SA	200	9,326
SACI Falabella	512	3,753
		16,373
Multi-Utilities – 0.2%
Qatar Electricity & Water Co QSC	227	11,521
Oil, Gas & Consumable Fuels – 5.3%
Coal India Ltd	8,457	29,165
Empresas COPEC SA	281	3,379
Gazprom PJSC (ADR)	208	920
IRPC PCL	220,400	38,997
Kunlun Energy Co Ltd	26,000	27,382
LUKOIL PJSC (ADR)	1,120	79,951
Novatek PJSC (GDR) (REG)	393	67,111
Petronet LNG Ltd	213	683
PTT PCL	2,800	3,949
Reliance Industries Ltd	2,171	34,957
Rosneft Oil Co PJSC (GDR) (REG)*	2,282	14,084
S-Oil Corp	28	2,443
Tatneft PJSC (ADR)	624	39,260
Thai Oil PCL	16,700	33,936
Tupras Turkiye Petrol Rafinerileri AS	672	14,844
		391,061

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Paper & Forest Products – 0.4%
Fibria Celulose SA	900	$15,636
Sappi Ltd	1,551	8,825
Suzano Papel e Celulose SA	600	5,902
		30,363
Personal Products – 1.6%
Dabur India Ltd	7,694	47,347
Godrej Consumer Products Ltd	1,129	13,075
Hengan International Group Co Ltd	7,500	54,400
		114,822
Pharmaceuticals – 2.9%
Aurobindo Pharma Ltd	2,633	27,605
China Medical System Holdings Ltd	1,000	932
China Resources Pharmaceutical Group Ltd (144A)	10,000	13,076
Cipla Ltd/India	2,920	21,708
CSPC Pharmaceutical Group Ltd	38,000	54,323
Dr Reddy's Laboratories Ltd	947	35,630
Hypera SA	1,300	10,168
Lupin Ltd	228	2,754
Richter Gedeon Nyrt	938	18,184
Sun Pharmaceutical Industries Ltd	4,471	27,523
		211,903
Real Estate Management & Development – 2.0%
Aldar Properties PJSC	163,734	71,350
BR Malls Participacoes SA	1,600	5,417
Central Pattana PCL	25,700	58,915
Emaar Properties PJSC	8,948	10,067
Multiplan Empreendimentos Imobiliarios SA	400	2,519
		148,268
Semiconductor & Semiconductor Equipment – 0.3%
SK Hynix Inc	274	14,812
United Microelectronics Corp	16,000	5,810
		20,622
Specialty Retail – 0%
Petrobras Distribuidora SA	500	3,312
Technology Hardware, Storage & Peripherals – 0.2%
Asustek Computer Inc	2,000	13,130
Lenovo Group Ltd	6,000	4,023
		17,153
Textiles, Apparel & Luxury Goods – 0.5%
Eclat Textile Co Ltd	1,000	11,266
Page Industries Ltd	7	2,534
Shenzhou International Group Holdings Ltd	2,000	22,504
		36,304
Tobacco – 1.4%
Gudang Garam Tbk PT	1,100	6,398
Hanjaya Mandala Sampoerna Tbk PT	124,600	32,148
ITC Ltd	5,350	21,593
KT&G Corp	455	41,397
		101,536
Transportation Infrastructure – 3.2%
Airports of Thailand PCL	44,700	88,332
Bangkok Expressway & Metro PCL	235,600	70,267
CCR SA	2,600	7,553
COSCO SHIPPING Ports Ltd	6,000	5,877
DP World Ltd	2,298	39,291
Grupo Aeroportuario del Pacifico SAB de CV	500	4,068
Malaysia Airports Holdings Bhd	1,200	2,437

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Transportation Infrastructure – (continued)
Promotora y Operadora de Infraestructura SAB de CV	1,675	$16,038
		233,863
Water Utilities – 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo	300	2,441
Guangdong Investment Ltd	58,000	111,707
		114,148
Wireless Telecommunication Services – 6.7%
Advanced Info Service PCL	7,200	38,291
Bharti Airtel Ltd	1,813	8,094
China Mobile Ltd	4,000	38,551
DiGi.Com Bhd	8,800	9,597
Far EasTone Telecommunications Co Ltd	58,000	143,901
Maxis Bhd	5,100	6,597
PLDT Inc	400	8,566
Taiwan Mobile Co Ltd	69,000	238,894
		492,491
Total Common Stocks (cost $7,173,138)		7,310,882
Preferred Stocks – 1.1%
Automobiles – 0%
Hyundai Motor Co	21	1,447
Banks – 0.1%
Bancolombia SA	814	7,807
Diversified Telecommunication Services – 0.1%
Telefonica Brasil SA	500	5,989
Electric Utilities – 0.3%
Cia Energetica de Minas Gerais	5,200	18,783
Food Products – 0%
China Huishan Dairy Holdings Co Ltd*,¢	55,000	0
Multiline Retail – 0%
Lojas Americanas SA	500	2,553
Oil, Gas & Consumable Fuels – 0.2%
Petroleo Brasileiro SA	400	2,323
Surgutneftegas PJSC (ADR)	2,000	10,980
		13,303
Semiconductor & Semiconductor Equipment – 0.4%
Hanergy Thin Film Power Group Ltd*	52,000	29,885
Total Preferred Stocks (cost $102,695)		79,767
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£ (cost $61,000)	61,000	61,000
Total Investments (total cost $7,336,833) – 101.7%		7,451,649
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(121,976)
Net Assets – 100%		$7,329,673

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Taiwan	$1,192,672	16.0%
India	1,139,880	15.3
China	920,458	12.4
Malaysia	909,284	12.2
Thailand	726,554	9.8
United Arab Emirates	464,405	6.2
South Korea	324,679	4.4
Russia	321,582	4.3
Indonesia	243,985	3.3
Qatar	217,196	2.9
Czech Republic	185,821	2.5
Chile	184,947	2.5
Brazil	179,227	2.4
Mexico	150,151	2.0
Philippines	141,161	1.9
United States	61,000	0.8
Peru	24,827	0.3
Turkey	18,221	0.2
Hungary	18,184	0.2
Colombia	11,798	0.2
South Africa	8,825	0.1
Greece	6,792	0.1

Total	$7,451,649	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	$448	$-	$-	$61,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	-	1,437,091	(1,376,091)	61,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI Emerging Markets IndexSM	MSCI Emerging Markets IndexSM reflects the equity market performance of emerging markets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Private Joint Stock Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $41,701, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$18,857	$-
Auto Components	-	73,294	-
Automobiles	-	308,514	-
Banks	25,314	1,577,848	-
Beverages	17,319	116,734	-
Biotechnology	-	1,032	-
Chemicals	7,879	152,459	-
Commercial Services & Supplies	-	15,129	-
Construction & Engineering	-	35,671	-
Construction Materials	-	460	-
Consumer Finance	-	8,817	-

Janus Investment Fund	15

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Schedule of Investments and Other Information (unaudited)

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Diversified Financial Services	$-	$1,525	$-
Diversified Telecommunication Services	-	538,620	-
Electric Utilities	-	277,623	-
Electrical Equipment	-	19,717	-
Electronic Equipment, Instruments & Components	-	4,408	-
Energy Equipment & Services	-	47,017	-
Food & Staples Retailing	39,421	285,744	-
Food Products	54,123	477,417	-
Gas Utilities	7,458	179,389	-
Health Care Providers & Services	-	171,077	-
Hotels, Restaurants & Leisure	6,740	77,064	-
Household Durables	-	4,645	-
Household Products	2,856	91,542	-
Independent Power and Renewable Electricity Producers	-	74,312	-
Industrial Conglomerates	-	82,439	-
Information Technology Services	-	193,271	-
Insurance	-	137,686	-
Interactive Media & Services	-	27,749	-
Internet & Direct Marketing Retail	-	14,991	-
Machinery	-	40,469	-
Media	502	17,680	-
Metals & Mining	-	132,330	-
Multiline Retail	-	16,373	-
Multi-Utilities	-	11,521	-
Oil, Gas & Consumable Fuels	-	391,061	-
Paper & Forest Products	-	30,363	-
Personal Products	-	114,822	-
Pharmaceuticals	-	211,903	-
Real Estate Management & Development	-	148,268	-
Semiconductor & Semiconductor Equipment	-	20,622	-
Specialty Retail	-	3,312	-
Technology Hardware, Storage & Peripherals	-	17,153	-
Textiles, Apparel & Luxury Goods	-	36,304	-
Tobacco	-	101,536	-
Transportation Infrastructure	20,106	213,757	-
Water Utilities	-	114,148	-
Wireless Telecommunication Services	-	492,491	-
Preferred Stocks	10,980	68,787	0
Investment Companies	-	61,000	-
Total Assets	$192,698	$7,258,951	$0

16	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$7,390,649
Affiliated investments, at value(2)	61,000
Cash	276
Cash denominated in foreign currency(3)	1,113
Non-interested Trustees' deferred compensation	179
Receivables:
Due from adviser	51,406
Investments sold	20,544
Dividends	12,725
Fund shares sold	6,465
Other assets	317
Total Assets	7,544,674
Liabilities:
Payables:	—
Fund shares repurchased	77,487
Registration fees	67,137
Non-affiliated fund administration fees payable	31,867
Professional fees	15,090
Custodian fees	11,306
Advisory fees	6,180
Transfer agent fees and expenses	1,770
Non-interested Trustees' deferred compensation fees	179
12b-1 Distribution and shareholder servicing fees	149
Non-interested Trustees' fees and expenses	61
Affiliated fund administration fees payable	16
Accrued expenses and other payables	3,759
Total Liabilities	215,001
Net Assets	$7,329,673

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Emerging Markets Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,470,867
Total distributable earnings (loss)	(141,194)
Total Net Assets	$7,329,673
Net Assets - Class A Shares	$388,771
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	38,281
Net Asset Value Per Share(4)	$10.16
Maximum Offering Price Per Share(5)	$10.78
Net Assets - Class C Shares	$57,175
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,604
Net Asset Value Per Share(4)	$10.20
Net Assets - Class D Shares	$4,910,762
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	483,240
Net Asset Value Per Share	$10.16
Net Assets - Class I Shares	$89,377
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,749
Net Asset Value Per Share	$10.22
Net Assets - Class N Shares	$1,561,772
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	153,618
Net Asset Value Per Share	$10.17
Net Assets - Class S Shares	$58,639
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,766
Net Asset Value Per Share	$10.17
Net Assets - Class T Shares	$263,177
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	25,892
Net Asset Value Per Share	$10.16

(1) Includes cost of $7,275,833.

(2) Includes cost of $61,000.

(3) Includes cost of $1,113.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

See footnotes at the end of the Statement.

Investment Income:
Dividends	$134,136
Dividends from affiliates	448
Other income	10
Foreign tax withheld	(17,617)
Total Investment Income	116,977
Expenses:
Advisory fees	37,284
12b-1 Distribution and shareholder servicing fees:
Class A Shares	511
Class C Shares	304
Class S Shares	75
Transfer agent administrative fees and expenses:
Class D Shares	3,223
Class S Shares	75
Class T Shares	281
Transfer agent networking and omnibus fees:
Class A Shares	240
Class C Shares	4
Class I Shares	81
Other transfer agent fees and expenses:
Class A Shares	100
Class C Shares	8
Class D Shares	1,855
Class I Shares	10
Class N Shares	99
Class S Shares	9
Class T Shares	16
Registration fees	104,203
Non-affiliated fund administration fees	33,445
Custodian fees	29,974
Professional fees	28,097
Shareholder reports expense	1,441
Non-interested Trustees’ fees and expenses	122
Affiliated fund administration fees	97
Other expenses	4,388
Total Expenses	245,942
Less: Excess Expense Reimbursement and Waivers	(200,382)
Net Expenses	45,560
Net Investment Income/(Loss)	71,417

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Emerging Markets Managed Volatility Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(154,943)
Total Net Realized Gain/(Loss) on Investments	(154,943)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(90,065)
Total Change in Unrealized Net Appreciation/Depreciation	(90,065)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(173,591)

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018(1)

Operations:
Net investment income/(loss)	$71,417	$119,683
Net realized gain/(loss) on investments	(154,943)	857,517
Change in unrealized net appreciation/depreciation	(90,065)	(283,465)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(173,591)	693,735
Dividends and Distributions to Shareholders(2)
Class A Shares	(37,736)	N/A
Class C Shares	(4,904)	N/A
Class D Shares	(486,261)	N/A
Class I Shares	(8,747)	N/A
Class N Shares	(154,249)	N/A
Class S Shares	(5,575)	N/A
Class T Shares	(23,738)	N/A
Total Dividends and Distributions to Shareholders	(721,210)	N/A
Dividends from Net Investment Income(2)
Class A Shares	N/A	(2,398)
Class C Shares	N/A	(701)
Class D Shares	N/A	(100,880)
Class I Shares	N/A	(2,120)
Class N Shares	N/A	(19,377)
Class S Shares	N/A	(694)
Class T Shares	N/A	(3,217)
Total Dividends from Net Investment Income	N/A	(129,387)
Distributions from Net Realized Gain from Investment Transactions(2)
Class A Shares	N/A	(998)
Class C Shares	N/A	(497)
Class D Shares	N/A	(37,425)
Class I Shares	N/A	(1,070)
Class N Shares	N/A	(6,727)
Class S Shares	N/A	(316)
Class T Shares	N/A	(1,212)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(48,245)
Net Decrease from Dividends and Distributions to Shareholders	(721,210)	(177,632)
Capital Share Transactions:
Class A Shares	28,752	233,739
Class C Shares	(29,827)	2,371
Class D Shares	(1,539,994)	2,431,763
Class I Shares	(1,390)	(822,406)
Class N Shares	141,759	1,639,044
Class S Shares	5,575	1,010
Class T Shares	98,381	2,517
Net Increase/(Decrease) from Capital Share Transactions	(1,296,744)	3,488,038
Net Increase/(Decrease) in Net Assets	(2,191,545)	4,004,141
Net Assets:
Beginning of period	9,521,218	5,517,077
End of period(3)	$7,329,673	$9,521,218

(1) Period from August 4, 2017 (inception date) through June 30, 2018 for Class N Shares.

(2) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(3) Net assets - End of period includes undistributed (overdistributed) net investment income of $1,819 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Emerging Markets Managed Volatility Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017		2016	2015(1)
Net Asset Value, Beginning of Period	$11.57	$10.47	$9.48		$10.49	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.17	0.08		0.18	0.06
Net realized and unrealized gain/(loss)	(0.40)	1.14	1.01		(1.03)	0.43
Total from Investment Operations	(0.32)	1.31	1.09		(0.85)	0.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.15)	(0.10)		(0.08)	—
Distributions (from capital gains)	(0.96)	(0.06)	—		(0.08)	—
Total Dividends and Distributions	(1.09)	(0.21)	(0.10)		(0.16)	—
Net Asset Value, End of Period	$10.16	$11.57	$10.47		$9.48	$10.49
Total Return*	(2.73)%	12.50%	11.64%		(8.06)%	4.90%
Net Assets, End of Period (in thousands)	$389	$410	$169		$145	$157
Average Net Assets for the Period (in thousands)	$406	$206	$152		$140	$159
Ratios to Average Net Assets**:
Ratio of Gross Expenses	7.05%	4.40%	7.53%		10.33%	36.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.30%	1.29%		1.30%	1.31%
Ratio of Net Investment Income/(Loss)	1.45%	1.46%	0.85%		1.89%	1.05%
Portfolio Turnover Rate	25%	132%	116%		84%	43%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$11.51	$10.44	$9.44	$10.44	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.06	0.06	0.01	0.10	0.02
Net realized and unrealized gain/(loss)	(0.41)	1.16	1.01	(1.02)	0.42
Total from Investment Operations	(0.35)	1.22	1.02	(0.92)	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.09)	(0.02)	—(3)	—
Distributions (from capital gains)	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	(0.96)	(0.15)	(0.02)	(0.08)	—
Net Asset Value, End of Period	$10.20	$11.51	$10.44	$9.44	$10.44
Total Return*	(3.01)%	11.66%	10.85%	(8.77)%	4.40%
Net Assets, End of Period (in thousands)	$57	$93	$84	$48	$52
Average Net Assets for the Period (in thousands)	$60	$108	$52	$46	$53
Ratios to Average Net Assets**:
Ratio of Gross Expenses	11.77%	5.29%	8.12%	11.11%	37.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.02%	2.00%	2.05%	2.08%	2.09%
Ratio of Net Investment Income/(Loss)	1.09%	0.54%	0.14%	1.11%	0.27%
Portfolio Turnover Rate	25%	132%	116%	84%	43%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 17, 2014 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$11.57	$10.47	$9.49	$10.49	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.15	0.10	0.19	0.08
Net realized and unrealized gain/(loss)	(0.42)	1.18	0.99	(1.02)	0.41
Total from Investment Operations	(0.31)	1.33	1.09	(0.83)	0.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.17)	(0.11)	(0.09)	—
Distributions (from capital gains)	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	(1.10)	(0.23)	(0.11)	(0.17)	—
Net Asset Value, End of Period	$10.16	$11.57	$10.47	$9.49	$10.49
Total Return*	(2.67)%	12.68%	11.70%	(7.89)%	4.90%
Net Assets, End of Period (in thousands)	$4,911	$7,047	$4,206	$1,488	$1,335
Average Net Assets for the Period (in thousands)	$5,339	$7,312	$2,602	$1,194	$1,037
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.01%	3.79%	6.89%	10.26%	27.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.13%	1.22%	1.19%	1.23%
Ratio of Net Investment Income/(Loss)	1.87%	1.27%	1.00%	2.08%	1.38%
Portfolio Turnover Rate	25%	132%	116%	84%	43%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$11.64	$10.48	$9.49	$10.50	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.21	0.10	0.21	0.10
Net realized and unrealized gain/(loss)	(0.42)	1.13	1.01	(1.04)	0.40
Total from Investment Operations	(0.31)	1.34	1.11	(0.83)	0.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.12)	(0.12)	(0.10)	—
Distributions (from capital gains)	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	(1.11)	(0.18)	(0.12)	(0.18)	—
Net Asset Value, End of Period	$10.22	$11.64	$10.48	$9.49	$10.50
Total Return*	(2.61)%	12.82%	11.93%	(7.82)%	5.00%
Net Assets, End of Period (in thousands)	$89	$102	$831	$664	$305
Average Net Assets for the Period (in thousands)	$93	$374	$765	$391	$181
Ratios to Average Net Assets**:
Ratio of Gross Expenses	9.18%	4.79%	7.62%	9.29%	27.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.18%	1.10%	1.04%	1.05%
Ratio of Net Investment Income/(Loss)	1.88%	1.79%	0.97%	2.30%	1.79%
Portfolio Turnover Rate	25%	132%	116%	84%	43%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 17, 2014 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Emerging Markets Managed Volatility Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the period ended June 30	2018	2018(1)
Net Asset Value, Beginning of Period	$11.59	$11.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.15
Net realized and unrealized gain/(loss)	(0.40)	0.58
Total from Investment Operations	(0.30)	0.73
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.18)
Distributions (from capital gains)	(0.96)	(0.06)
Total Dividends and Distributions	(1.12)	(0.24)
Net Asset Value, End of Period	$10.17	$11.59
Total Return*	(2.54)%	6.57%
Net Assets, End of Period (in thousands)	$1,562	$1,614
Average Net Assets for the Period (in thousands)	$1,616	$1,086
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.10%	3.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	0.97%
Ratio of Net Investment Income/(Loss)	1.83%	1.35%
Portfolio Turnover Rate	25%	132%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(3)
Net Asset Value, Beginning of Period	$11.57	$10.47	$9.48	$10.47	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.14	0.07	0.17	0.04
Net realized and unrealized gain/(loss)	(0.41)	1.16	1.01	(1.02)	0.43
Total from Investment Operations	(0.33)	1.30	1.08	(0.85)	0.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.14)	(0.09)	(0.06)	—
Distributions (from capital gains)	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	(1.07)	(0.20)	(0.09)	(0.14)	—
Net Asset Value, End of Period	$10.17	$11.57	$10.47	$9.48	$10.47
Total Return*	(2.79)%	12.38%	11.52%	(8.06)%	4.70%
Net Assets, End of Period (in thousands)	$59	$60	$54	$48	$52
Average Net Assets for the Period (in thousands)	$60	$61	$50	$47	$53
Ratios to Average Net Assets**:
Ratio of Gross Expenses	11.47%	5.54%	7.83%	10.55%	36.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.52%	1.40%	1.42%	1.33%	1.58%
Ratio of Net Investment Income/(Loss)	1.33%	1.15%	0.71%	1.87%	0.78%
Portfolio Turnover Rate	25%	132%	116%	84%	43%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through June 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Period from December 17, 2014 (inception date) through June 30, 2015.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$11.58	$10.48	$9.49	$10.49	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.16	0.09	0.19	0.06
Net realized and unrealized gain/(loss)	(0.40)	1.16	1.01	(1.02)	0.43
Total from Investment Operations	(0.32)	1.32	1.10	(0.83)	0.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.16)	(0.11)	(0.09)	—
Distributions (from capital gains)	(0.96)	(0.06)	—	(0.08)	—
Total Dividends and Distributions	(1.10)	(0.22)	(0.11)	(0.17)	—
Net Asset Value, End of Period	$10.16	$11.58	$10.48	$9.49	$10.49
Total Return*	(2.70)%	12.64%	11.78%	(7.89)%	4.90%
Net Assets, End of Period (in thousands)	$263	$195	$174	$175	$169
Average Net Assets for the Period (in thousands)	$223	$207	$170	$155	$165
Ratios to Average Net Assets**:
Ratio of Gross Expenses	7.74%	4.51%	7.67%	10.26%	35.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.26%	1.16%	1.18%	1.11%	1.32%
Ratio of Net Investment Income/(Loss)	1.43%	1.36%	0.93%	2.10%	1.07%
Portfolio Turnover Rate	25%	132%	116%	84%	43%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 17, 2014 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Emerging Markets Managed Volatility Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

26	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	27

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $395,910 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

28	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective.

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Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

To the extent that emerging markets may be included in its benchmark index, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more

30	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC ("Janus Capital") an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.95
Next $1 Billion	0.92
Next $3 Billion	0.90

Intech Investment Management LLC (“Intech”) serves as subadviser to the Fund. As subadviser, Intech provides day-to-day management of the investment operations of the Fund subject to the general oversight of Janus Capital. Janus Capital owns approximately 97% of Intech.

Janus Capital pays Intech a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.95% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other

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Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All

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Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $5.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2018.

Janus Investment Fund	33

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	38%	2%
Class C Shares	100	1
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	3	1
Class S Shares	100	1
Class T Shares	46	2

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2018
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (71,865)	$ (9,078)	$ (80,943)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 7,337,856	$ 457,058	$ (343,265)	$ 113,793

34	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018(1)
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	2,684	$ 30,565	21,727	$ 263,183
Reinvested dividends and distributions	3,740	37,736	292	3,396
Shares repurchased	(3,556)	(39,549)	(2,778)	(32,840)
Net Increase/(Decrease)	2,868	$ 28,752	19,241	$ 233,739
Class C Shares:
Shares sold	-	$ -	2,895	$ 34,999
Reinvested dividends and distributions	483	4,904	103	1,198
Shares repurchased	(2,997)	(34,731)	(2,926)	(33,826)
Net Increase/(Decrease)	(2,514)	$ (29,827)	72	$ 2,371
Class D Shares:
Shares sold	80,575	$ 903,163	642,361	$7,658,499
Reinvested dividends and distributions	47,395	478,685	11,810	137,001
Shares repurchased	(253,999)	(2,921,842)	(446,401)	(5,363,737)
Net Increase/(Decrease)	(126,029)	$(1,539,994)	207,770	$2,431,763
Class I Shares:
Shares sold	3,135	$ 35,701	17,626	$ 202,640
Reinvested dividends and distributions	862	8,747	274	3,190
Shares repurchased	(4,024)	(45,838)	(88,386)	(1,028,236)
Net Increase/(Decrease)	(27)	$ (1,390)	(70,486)	$ (822,406)
Class N Shares:
Shares sold	17,653	$ 201,806	148,338	$1,749,677
Reinvested dividends and distributions	15,272	154,249	2,248	26,104
Shares repurchased	(18,635)	(214,296)	(11,258)	(136,737)
Net Increase/(Decrease)	14,290	$ 141,759	139,328	$1,639,044
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	552	5,575	87	1,010
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	552	$ 5,575	87	$ 1,010
Class T Shares:
Shares sold	11,628	$ 127,792	9,122	$ 110,365
Reinvested dividends and distributions	2,350	23,738	382	4,429
Shares repurchased	(4,914)	(53,149)	(9,260)	(112,277)
Net Increase/(Decrease)	9,064	$ 98,381	244	$ 2,517
(1)	Period from August 4, 2017 (inception date) through June 30, 2018 for Class N Shares.

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 1,941,987	$ 3,792,520	$ -	$ -

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Janus Henderson Emerging Markets Managed Volatility Fund

Notes to Financial Statements (unaudited)

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

40	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

Janus Investment Fund	41

Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Janus Henderson Emerging Markets Managed Volatility Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

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Janus Henderson Emerging Markets Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson Emerging Markets Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

50	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Janus Henderson Emerging Markets Managed Volatility Fund

Notes

NotesPage1

52	DECEMBER 31, 2018

Janus Henderson Emerging Markets Managed Volatility Fund

Notes

NotesPage2

Janus Investment Fund	53

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93012 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Flexible Bond Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Flexible Bond Fund

Janus Henderson Flexible Bond Fund (unaudited)

FUND SNAPSHOT

This dynamic core bond fund leverages a bottom-up, fundamentally driven investment process designed to generate risk-adjusted outperformance and capital preservation. Throughout its history, the fund has utilized an active and flexible approach to manage across a variety of market and rate cycles.

Michael Keough co-portfolio manager	Mayur Saigal co-portfolio manager	Darrell Watters co-portfolio manager

PERFORMANCE OVERVIEW

During the six-month period ended December 31, 2018, Janus Henderson Flexible Bond Fund’s Class I Shares returned 0.77% compared with 1.65% for the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

INVESTMENT ENVIRONMENT

A steady U.S. economic backdrop coupled with the emergence of rising wages initially caused many to fear that inflation would run ahead of Federal Reserve (Fed) expectations. The prospect of higher interest rates pushed yields on U.S. Treasuries higher for much of the period. That reversed near period end when escalating trade tensions and fears of slowing global economic growth led to a rally in government bonds. Fed rhetoric added to market volatility as it created concern over the possibility that the central bank might maintain its hiking cadence even amid economic and market weakness. Risk assets came under significant pressure, despite generally healthy corporate earnings. After reaching the tightest levels of this credit cycle earlier in 2018, spreads (the difference in yield between a security and its underlying risk-free benchmark) on corporate credit widened back in line with long-term averages. Investment-grade corporate spreads widened 30 basis points (100 basis points equals 1%). High-yield fared worse, widening 163 basis points, due in part to a late-period plunge in oil prices.

The Fed raised its benchmark rate twice during the period. The yield between the 10-year and 2-year notes narrowed to 19 bps. After reaching a high of 3.24%, the yield on the 10-year Treasury note finished December at 2.68%, down from 2.86% in June.

PERFORMANCE DISCUSSION

The Fund underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, during the six-month period. Tightening financial conditions, diminished liquidity and credit rating downgrades of a few large investment-grade complexes helped to confirm our view that we are progressing through the later stages of the credit cycle. Given our late-cycle concerns and the darkening macroeconomic picture, we sought to lower the Fund’s risk exposure. While we found liquidity to be challenged at times (particularly late in the period) we did reduce our corporate bond allocation by approximately 5%, ending the period around 32% of the Fund. In our effort to achieve a more defensive posture, we added roughly 11% to our Treasury allocation and extended duration (a measure of sensitivity to changes in interest rates) to 101% of the index.

Despite our efforts to reduce risk, our out-of-index allocation to high-yield corporate credit drove underperformance. We seek higher-quality, high-yield names, with consistent free-cash-flow generation potential and management teams committed to paying down debt, but even those names were challenged amid the dramatic spread widening in the asset class.

An out-of-index position in Freeport-McMoRan was the leading corporate credit detractor from relative returns. A drawn-out dispute surrounding its Grasberg mine in Indonesia weighed on the copper miner earlier in the period. Later, balance sheet improvement progress was overshadowed by fears of a slowdown in China coupled with trade war uncertainty, given that China consumes a significant portion of the world’s copper. We appreciate the value of Freeport’s assets, and ultimately expect the miner to benefit from limited supply and growing demand for copper, particularly as the electrification of vehicles accelerates. We also expect management to continue paying down debt, which we believe will eventually drive investment-grade ratings.

An allocation to commercial mortgage-backed securities further detracted from relative results. Our positions in Starwood Retail Property Trust and JP Morgan Chase Commercial Mortgage Securities Trust were negatively impacted by weakness in brick-and-mortar retail and the

Janus Investment Fund	1

Janus Henderson Flexible Bond Fund (unaudited)

tightening in capital markets, which brought into question the ability for these issuers to refinance their deals and extend maturities. We significantly reduced our position in Starwood and exited our position in JPMCC by period end.

Positioning in mortgage-backed securities (MBS) contributed to relative performance. The asset class was one of the strongest-performing fixed income segments, given its limited credit risk and strong liquidity profile.

At the individual issuer level, our lack of exposure to several of the large investment-grade complexes that were downgraded from single-A to BBB also aided relative results. These downgrades were driven by a combination of challenged fundamentals, levering acquisitions and elevated leverage profiles. General Electric is one such example. GE’s fundamentals have been weak for an extended time, and in lieu of deleveraging, it has focused on returning over $80 billion of capital to shareholders since 2015. New CEO Larry Culp’s efforts to turnaround the company and repair the balance sheet may take place over time, but the highly leveraged balance sheet was no longer able to support single-A ratings. Our zero weight in the credit when it fell out of the single-A index led GE to be a modest contributor.

OUTLOOK

There are plenty of risk factors on the horizon, including slowing global economic growth, unresolved trade disputes, the potential for Fed policy error and the continued progression of the credit cycle. As a result, we expect market volatility to persist. We anticipate market liquidity will also remain challenged as the Fed continues to drain liquidity from the system.

We will be closely monitoring U.S. economic data, particularly inflation figures, as well as Fed rhetoric. This will be pivotal in assessing the likelihood of the Fed hiking in excess of what is warranted and potentially accelerating a U.S. slowdown, versus it pausing in 2019. We are mindful of wage pressures and an uptick in oil prices near period end, as well as the importance of the U.S. dollar. Continued dollar weakness could create inflationary pressures and threaten the Fed’s ability to pause. However, our base case is that the Fed will be more cautious in its cadence throughout 2019. As we approach the end of the Fed’s hiking cycle, we will continue to review our floating rate allocation. And, as always, we will employ a tactical approach to yield curve positioning with a focus on capital preservation.

While the U.S. economic and corporate fundamental outlooks are slowing, they remain stable. We are monitoring the impact of Fed policy for insight into whether we are going through another modest slowdown in this extended cycle or if recession probabilities are increasing for 2020. High debt loads and diminishing liquidity create headwinds for the outlook. Tighter financial conditions and escalated market volatility could also negatively impact business confidence and capital investment trends in 2019. Despite recent spread widening, overall levels have only repriced to longer-term averages, which we generally do not believe offer just compensation for the stated risk factors and the likely increase in defaults and downgrades to come. Our outlook is cautious and we intend to be deliberate in our corporate credit positioning, emphasizing our highest-conviction names with consistent free-cash-flow generation potential, strong management teams and a commitment to paying down debt. Thorough vetting of opportunities, coupled with security avoidance remains critical as we strive to deliver on our core tenets of capital preservation and strong risk-adjusted returns.

Thank you for your investment in Janus Henderson Flexible Bond Fund.

2	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund (unaudited)

Fund At A Glance

December 31, 2018

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	2.50%	2.50%
Class A Shares MOP	2.38%	2.38%
Class C Shares**	1.92%	1.92%
Class D Shares	2.85%	2.85%
Class I Shares	2.95%	2.95%
Class N Shares	3.00%	3.00%
Class R Shares	2.24%	2.24%
Class S Shares	2.49%	2.49%
Class T Shares	2.76%	2.76%
Weighted Average Maturity		9.2 Years
Average Effective Duration***		5.9 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	1.5%
AA	50.0%
A	5.2%
BBB	22.6%
BB	8.4%
B	1.6%
Not Rated	10.2%
Other	0.5%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	31.6%
Mortgage-Backed Securities	24.7%
United States Treasury Notes/Bonds	24.0%
Asset-Backed/Commercial Mortgage-Backed Securities	14.7%
Bank Loans and Mezzanine Loans	3.9%
Investment Companies	0.2%
Other	0.9%
100.0%

Janus Investment Fund	3

Janus Henderson Flexible Bond Fund (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	0.47%	-1.36%	1.75%	4.19%	6.34%	0.95%	0.91%
Class A Shares at MOP	-4.30%	-6.08%	0.76%	3.68%	6.18%
Class C Shares at NAV	0.25%	-1.88%	1.08%	3.40%	5.66%	1.52%	1.52%
Class C Shares at CDSC	-0.74%	-2.84%	1.08%	3.40%	5.66%
Class D Shares(1)	0.73%	-0.96%	2.01%	4.40%	6.41%	0.59%	0.59%
Class I Shares	0.77%	-0.87%	2.07%	4.31%	6.38%	0.50%	0.50%
Class N Shares	0.80%	-0.91%	2.15%	4.31%	6.38%	0.44%	0.44%
Class R Shares	0.42%	-1.56%	1.41%	3.76%	5.95%	1.19%	1.19%
Class S Shares	0.54%	-1.31%	1.67%	4.04%	6.20%	0.93%	0.93%
Class T Shares	0.57%	-1.15%	1.91%	4.31%	6.38%	0.68%	0.68%
Bloomberg Barclays U.S. Aggregate Bond Index	1.65%	0.01%	2.52%	3.48%	6.15%**
Morningstar Quartile - Class T Shares	-	4th	3rd	2nd	1st
Morningstar Ranking - based on total returns for Intermediate-Term Bond Funds	-	767/1046	680/909	450/802	29/197

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

4	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – July 7, 1987

** The Bloomberg Barclays U.S. Aggregate Bond Index’s since inception returns are calculated from June 30, 1987.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Flexible Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$1,004.70	$4.50	$1,000.00	$1,020.72	$4.53	0.89%
Class C Shares	$1,000.00	$1,002.50	$7.72	$1,000.00	$1,017.49	$7.78	1.53%
Class D Shares	$1,000.00	$1,007.30	$2.99	$1,000.00	$1,022.23	$3.01	0.59%
Class I Shares	$1,000.00	$1,007.70	$2.53	$1,000.00	$1,022.68	$2.55	0.50%
Class N Shares	$1,000.00	$1,008.00	$2.28	$1,000.00	$1,022.94	$2.29	0.45%
Class R Shares	$1,000.00	$1,004.20	$6.06	$1,000.00	$1,019.16	$6.11	1.20%
Class S Shares	$1,000.00	$1,005.40	$4.80	$1,000.00	$1,020.42	$4.84	0.95%
Class T Shares	$1,000.00	$1,005.70	$3.49	$1,000.00	$1,021.73	$3.52	0.69%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 14.7%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$15,290,000	$15,362,427
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	3,974,225	3,961,438
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	36,658,963	36,565,992
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	6,913,293	6,897,141
Atrium IX, ICE LIBOR USD 3 Month + 1.2400%, 3.9468%, 5/28/30 (144A)‡	10,480,600	10,409,164
BAMLL Commercial Mortgage Securities Trust 2013-WBRK,
3.5343%, 3/10/37 (144A)‡	14,418,000	14,165,156
BAMLL Commercial Mortgage Securities Trust 2018-DSNY,
ICE LIBOR USD 1 Month + 0.8500%, 3.3051%, 9/15/34 (144A)‡	14,459,000	14,387,185
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 3.1771%, 3/15/37 (144A)‡	59,194,000	58,152,186
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	16,847,000	17,059,543
Bean Creek CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	15,126,000	14,753,159
BHMS 2018-ATLS, ICE LIBOR USD 1 Month + 1.2500%, 3.7051%, 7/15/35 (144A)‡	13,898,000	13,829,284
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 3.2051%, 11/15/33 (144A)‡	24,316,715	24,164,709
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	8,105,000	7,914,899
Caesars Palace Las Vegas Trust 2017-VICI C, 4.1384%, 10/15/34 (144A)	9,999,000	10,046,744
Caesars Palace Las Vegas Trust 2017-VICI D, 4.3540%, 10/15/34 (144A)‡	11,412,000	11,423,501
Caesars Palace Las Vegas Trust 2017-VICI E, 4.3540%, 10/15/34 (144A)‡	15,536,000	15,178,380
Carlyle Global Market Strategies CLO 2014-2R Ltd,
ICE LIBOR USD 3 Month + 1.0500%, 3.6661%, 5/15/31 (144A)‡	11,389,020	11,152,288
Carlyle Global Market Strategies CLO 2016-1 Ltd,
ICE LIBOR USD 3 Month + 1.4500%, 3.9190%, 4/20/27 (144A)‡	9,568,000	9,425,820
Carlyle Global Market Strategies CLO 2016-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 3.9363%, 7/15/27 (144A)‡	6,999,000	6,893,343
Carlyle US CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	12,864,328	12,579,126
Cenovus Energy Inc, 5.7000%, 10/15/19	168,077	171,088
CIFC Funding 2013-IV Ltd,
ICE LIBOR USD 3 Month + 1.0600%, 3.5693%, 4/27/31 (144A)‡	8,579,296	8,385,507
CIFC Funding 2018-I Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.4446%, 4/18/31 (144A)‡	10,431,000	10,162,370
CIFC Funding 2018-II Ltd,
ICE LIBOR USD 3 Month + 1.0400%, 3.5090%, 4/20/31 (144A)‡	17,423,000	17,009,099
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	6,241,000	6,300,798
Credit Acceptance Auto Loan Trust 2018-2, 4.1600%, 9/15/27 (144A)	3,090,000	3,134,145
CSMLT 2015-2 Trust, 3.5000%, 8/25/45 (144A)‡	7,746,375	7,677,313
Drive Auto Receivables Trust 2017-1, 3.8400%, 3/15/23	1,571,000	1,576,666
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	12,397,000	12,659,345
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	10,809,000	11,095,039
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	9,168,000	9,271,476
Dryden 41 Senior Loan Fund,
ICE LIBOR USD 3 Month + 0.9700%, 3.4063%, 4/15/31 (144A)‡	14,318,000	13,964,532
Dryden 55 CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.4563%, 4/15/31 (144A)‡	8,547,000	8,361,641
Dryden 64 CLO Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.4146%, 4/18/31 (144A)‡	21,204,000	20,680,600
Exeter Automobile Receivables Trust 2018-2, 3.6900%, 3/15/23 (144A)	7,100,000	7,124,743
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.6000%, 5.1063%, 5/25/24‡	7,554,571	7,914,360
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.5063%, 7/25/24‡	31,860,242	33,498,579
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 4.0000%, 6.5063%, 5/25/25‡	5,999,600	6,425,650
Fannie Mae REMICS, 3.0000%, 5/25/48	21,938,003	21,572,990
Flatiron CLO 18 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.4174%, 4/17/31 (144A)‡	11,323,000	11,006,262

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 4.5000%, 7.0063%, 2/25/24‡	$21,831,325	$24,477,196
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.6000%, 6.1063%, 4/25/24‡	13,766,810	14,843,814
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	3,287,000	3,231,369
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
4.0090%, 10/5/31 (144A)‡	5,041,000	4,938,915
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	9,882,000	9,677,127
JP Morgan Mortgage Trust 2018-8, 4.0000%, 1/25/49 (144A)‡	4,461,901	4,417,097
LCM XIV LP, ICE LIBOR USD 3 Month + 1.0400%, 3.5090%, 7/20/31 (144A)‡	6,054,537	5,924,219
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	12,502,000	12,232,132
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 0.8000%, 3.3063%, 11/25/50 (144A)‡,§	25,337,000	25,260,001
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.0000%, 3.5063%, 11/25/50 (144A)‡,§	5,100,000	5,086,838
Magnetite VIII Ltd,
ICE LIBOR USD 3 Month + 0.9800%, 3.4163%, 4/15/31 (144A)‡	10,641,000	10,481,640
Magnetite XV Ltd, ICE LIBOR USD 3 Month + 1.0100%, 3.4999%, 7/25/31 (144A)‡	13,976,310	13,647,084
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 3.3563%, 11/25/51 (144A)‡	28,120,000	28,111,789
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	7,577,839	7,722,661
Octagon Investment Partners 36 Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.4063%, 4/15/31 (144A)‡	10,566,000	10,281,954
Octagon Loan Funding Ltd,
ICE LIBOR USD 3 Month + 1.1800%, 3.8200%, 11/18/31 (144A)‡	18,000,000	17,785,674
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,548,000	2,585,931
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,767,000	2,823,825
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	13,359,000	13,519,375
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	21,900,000	21,726,153
Sequoia Mortgage Trust 2018-7 A19, 4.0000%, 9/25/48 (144A)‡	4,321,914	4,329,102
Sequoia Mortgage Trust 2018-7 A4, 4.0000%, 9/25/48 (144A)‡	5,431,242	5,486,621
Sequoia Mortgage Trust 2018-CH2, 4.0000%, 6/25/48 (144A)‡	16,880,719	17,007,048
Sequoia Mortgage Trust 2018-CH3, 4.0000%, 8/25/48 (144A)‡	7,398,366	7,457,900
Sounds Point CLO IV-R LTD,
ICE LIBOR USD 3 Month + 1.1500%, 3.5946%, 4/18/31 (144A)‡	14,060,000	13,875,491
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 2.5000%, 4.9551%, 11/15/27 (144A)‡	5,170,000	4,957,216
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 4.1500%, 6.6051%, 11/15/27 (144A)‡	1,487,148	1,120,391
Station Place Securitization Trust 2018-7,
ICE LIBOR USD 1 Month + 0.8500%, 3.1651%, 9/24/19 (144A)‡	28,759,000	28,759,000
Towd Point Mortgage Trust 2015-3, 3.5000%, 3/25/54 (144A)‡	451,636	449,303
Towd Point Mortgage Trust 2018-3, 3.7500%, 5/25/58 (144A)‡	5,617,966	5,612,231
Towd Point Mortgage Trust 2018-4, 3.0000%, 6/25/58 (144A)‡	9,424,792	9,158,911
Voya CLO 2015-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 3.9772%, 7/23/27 (144A)‡	2,300,000	2,261,342
Voya CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.2926%, 4/19/31 (144A)‡	15,247,000	15,012,425
Voya CLO 2018-2 Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.3740%, 7/15/31 (144A)‡	16,254,218	15,829,837
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.1412%, 5/15/46‡	3,389,907	3,409,963
Wells Fargo Mortgage Backed Securities 2018-1, 3.5000%, 7/25/47 (144A)‡	2,983,779	2,909,111
Westlake Automobile Receivables Trust 2018-1, 3.4100%, 5/15/23 (144A)	1,250,000	1,241,123
WinWater Mortgage Loan Trust 2015-5, 3.5000%, 8/20/45 (144A)‡	23,427,165	23,301,988
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $942,956,942)		933,267,485

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – 3.9%
Basic Industry – 0.3%
Axalta Coating Systems US Holdings Inc,
ICE LIBOR USD 3 Month + 1.7500%, 4.5530%, 6/1/24‡	$23,673,207	$22,252,815
Capital Goods – 0.3%
HD Supply Inc, ICE LIBOR USD 3 Month + 1.7500%, 0%, 10/17/23(a),‡	8,800,000	8,426,000
Reynolds Group Holdings Inc,
ICE LIBOR USD 3 Month + 2.7500%, 5.2724%, 2/5/23‡	11,986,651	11,387,318
		19,813,318
Communications – 0.4%
Mission Broadcasting Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 1/17/24(a),‡	1,805,402	1,705,203
Nexstar Broadcasting Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 1/17/24(a),‡	11,286,014	10,659,640
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 1/19/21‡	1,729,200	1,680,575
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7724%, 1/19/24‡	9,212,977	8,801,710
		22,847,128
Consumer Cyclical – 1.0%
Golden Nugget LLC, ICE LIBOR USD 3 Month + 2.7500%, 5.2365%, 10/4/23‡	15,377,447	14,822,350
Hilton Worldwide Finance LLC,
ICE LIBOR USD 3 Month + 1.7500%, 4.2563%, 10/25/23‡	28,843,737	27,762,097
KFC Holding Co, ICE LIBOR USD 3 Month + 1.7500%, 4.2196%, 4/3/25‡	22,899,784	22,313,092
		64,897,539
Consumer Non-Cyclical – 1.1%
Aramark Services Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.2724%, 3/28/24‡	9,430,127	9,120,724
Gentiva Health Services Inc,
ICE LIBOR USD 3 Month + 3.7500%, 6.3125%, 7/2/25‡	26,931,694	26,056,414
IQVIA Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.8030%, 3/7/24‡	4,527,412	4,383,666
Moffett Towers Phase II,
ICE LIBOR USD 3 Month + 2.8000%, 5.2560%, 6/15/21‡,§	30,590,815	30,409,117
Valeant Pharmaceuticals International,
ICE LIBOR USD 3 Month + 3.0000%, 5.3789%, 6/2/25‡	811,388	773,301
		70,743,222
Electric – 0.7%
NRG Energy Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.2724%, 6/30/23‡	16,546,705	15,906,652
Vistra Operations Co LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 8/4/23‡	27,687,382	26,633,601
		42,540,253
Technology – 0.1%
CommScope Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 12/29/22‡	4,487,142	4,240,349
Total Bank Loans and Mezzanine Loans (cost $256,765,690)		247,334,624
Corporate Bonds – 31.6%
Banking – 3.4%
Bank of America Corp, 2.5030%, 10/21/22#	46,136,000	44,418,685
Citibank NA, ICE LIBOR USD 3 Month + 0.3200%, 2.8610%, 5/1/20‡	49,699,000	49,527,121
Citizens Financial Group Inc, 3.7500%, 7/1/24	6,800,000	6,620,201
Citizens Financial Group Inc, 4.3500%, 8/1/25	4,727,000	4,643,427
Citizens Financial Group Inc, 4.3000%, 12/3/25	22,025,000	21,746,426
Goldman Sachs Capital I, 6.3450%, 2/15/34	26,275,000	29,351,013
JPMorgan Chase & Co, 2.2950%, 8/15/21	23,810,000	23,229,081
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3400%, 2.8480%, 4/26/21‡	19,456,000	19,275,556
SVB Financial Group, 5.3750%, 9/15/20	15,122,000	15,596,226
		214,407,736
Basic Industry – 3.1%
Allegheny Technologies Inc, 5.9500%, 1/15/21	22,853,000	22,395,940
Anglo American Capital PLC, 4.1250%, 9/27/22 (144A)	3,458,000	3,407,894
CF Industries Inc, 4.5000%, 12/1/26 (144A)	7,267,000	7,105,803
CF Industries Inc, 5.3750%, 3/15/44	8,519,000	6,900,390
Freeport-McMoRan Inc, 3.1000%, 3/15/20	6,545,000	6,397,738
Freeport-McMoRan Inc, 3.5500%, 3/1/22	12,310,000	11,648,338
Freeport-McMoRan Inc, 3.8750%, 3/15/23	18,990,000	17,565,750
Freeport-McMoRan Inc, 4.5500%, 11/14/24	13,473,000	12,428,842

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Freeport-McMoRan Inc, 5.4500%, 3/15/43	$16,445,000	$12,518,756
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	28,475,000	28,216,467
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	12,301,000	12,277,413
Novelis Corp, 6.2500%, 8/15/24 (144A)	8,583,000	8,068,020
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	17,330,000	17,510,469
Steel Dynamics Inc, 4.1250%, 9/15/25	14,569,000	13,385,269
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	15,560,000	16,668,650
		196,495,739
Brokerage – 1.8%
Cboe Global Markets Inc, 3.6500%, 1/12/27	20,049,000	19,523,634
Charles Schwab Corp, ICE LIBOR USD 3 Month + 0.3200%, 2.9658%, 5/21/21‡	10,567,000	10,522,850
Charles Schwab Corp, 3.2500%, 5/21/21	5,796,000	5,824,073
E*TRADE Financial Corp, 2.9500%, 8/24/22	16,633,000	16,135,740
E*TRADE Financial Corp, 3.8000%, 8/24/27	25,153,000	23,760,282
E*TRADE Financial Corp, 4.5000%, 6/20/28	6,942,000	6,844,935
Raymond James Financial Inc, 5.6250%, 4/1/24	9,363,000	10,124,366
Raymond James Financial Inc, 3.6250%, 9/15/26	8,753,000	8,252,904
Raymond James Financial Inc, 4.9500%, 7/15/46	16,579,000	15,949,031
		116,937,815
Capital Goods – 1.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	2,974,000	2,832,735
Ball Corp, 4.3750%, 12/15/20	12,984,000	13,032,690
Eagle Materials Inc, 4.5000%, 8/1/26	1,459,000	1,449,302
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	30,588,000	31,075,879
Martin Marietta Materials Inc, 4.2500%, 7/2/24	8,988,000	9,095,923
Masonite International Corp, 5.6250%, 3/15/23 (144A)	5,244,000	5,086,680
Northrop Grumman Corp, 2.5500%, 10/15/22	21,327,000	20,656,324
Owens Corning, 4.2000%, 12/1/24	7,213,000	7,155,086
United Technologies Corp, 3.9500%, 8/16/25	7,914,000	7,856,258
Vulcan Materials Co, 4.5000%, 4/1/25	1,538,000	1,528,454
Wabtec Corp, 4.1500%, 3/15/24	4,481,000	4,329,898
Wabtec Corp, 4.7000%, 9/15/28	8,918,000	8,368,810
		112,468,039
Communications – 3.6%
AT&T Inc, 4.7500%, 5/15/46	11,311,000	10,067,031
BellSouth LLC, 4.3330%, 4/26/19 (144A)	37,606,000	37,724,083
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	14,655,000	14,664,159
Comcast Corp, 3.1500%, 3/1/26	8,370,000	8,012,502
Comcast Corp, 4.2500%, 10/15/30	10,697,000	10,825,636
Comcast Corp, 4.6000%, 10/15/38	8,697,000	8,791,949
Comcast Corp, 4.9500%, 10/15/58	2,396,000	2,439,655
Crown Castle International Corp, 5.2500%, 1/15/23	13,090,000	13,592,230
Crown Castle International Corp, 3.2000%, 9/1/24	10,161,000	9,616,855
T-Mobile USA Inc, 6.3750%, 3/1/25	14,823,000	15,007,695
UBM PLC, 5.7500%, 11/3/20 (144A)	19,128,000	19,585,794
Unitymedia GmbH, 6.1250%, 1/15/25 (144A)	15,241,000	15,315,681
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH,
5.0000%, 1/15/25 (144A)	5,683,000	5,552,291
Verizon Communications Inc, 2.6250%, 8/15/26	22,041,000	19,993,660
Verizon Communications Inc, 4.3290%, 9/21/28	11,538,000	11,592,561
Viacom Inc, 5.8500%, 9/1/43	16,905,000	16,541,751
Warner Media LLC, 3.6000%, 7/15/25	11,736,000	11,120,408
		230,443,941
Consumer Cyclical – 2.5%
DR Horton Inc, 3.7500%, 3/1/19	11,646,000	11,645,041
DR Horton Inc, 4.0000%, 2/15/20	2,787,000	2,791,931
Ford Motor Co, 4.3460%, 12/8/26	10,716,000	9,565,560
Ford Motor Credit Co LLC, 4.6870%, 6/9/25	10,808,000	10,028,011

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Ford Motor Credit Co LLC, 4.3890%, 1/8/26	$2,337,000	$2,107,788
General Motors Co, 5.0000%, 10/1/28	7,034,000	6,668,790
General Motors Financial Co Inc, 3.1000%, 1/15/19	1,790,000	1,789,929
General Motors Financial Co Inc, 4.3500%, 1/17/27	6,628,000	6,103,815
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	16,754,000	16,481,747
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	11,996,000	11,156,280
MDC Holdings Inc, 5.5000%, 1/15/24	12,248,000	11,758,080
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc,
5.6250%, 5/1/24	10,096,000	9,995,040
MGM Resorts International, 6.7500%, 10/1/20	20,717,000	21,286,717
MGM Resorts International, 6.6250%, 12/15/21	6,647,000	6,813,175
MGM Resorts International, 7.7500%, 3/15/22	3,115,000	3,313,581
MGM Resorts International, 6.0000%, 3/15/23	1,557,000	1,564,785
Service Corp International/US, 5.3750%, 5/15/24	9,777,000	9,679,230
Toll Brothers Finance Corp, 5.8750%, 2/15/22	4,630,000	4,653,150
Toll Brothers Finance Corp, 4.3750%, 4/15/23	3,170,000	2,971,875
Wyndham Destinations Inc, 5.4000%, 4/1/24	5,686,000	5,415,915
ZF North America Capital Inc, 4.5000%, 4/29/22 (144A)	3,193,000	3,118,824
		158,909,264
Consumer Non-Cyclical – 2.9%
Becton Dickinson and Co, 2.8940%, 6/6/22	10,065,000	9,747,681
Campbell Soup Co, 3.9500%, 3/15/25	8,689,000	8,328,033
Campbell Soup Co, 4.1500%, 3/15/28	13,429,000	12,509,604
Campbell Soup Co, 4.8000%, 3/15/48	28,780,000	24,406,942
CVS Health Corp, 4.7500%, 12/1/22	8,410,000	8,676,736
CVS Health Corp, 4.1000%, 3/25/25	22,434,000	22,237,114
CVS Health Corp, 4.3000%, 3/25/28	10,743,000	10,519,412
CVS Health Corp, 5.0500%, 3/25/48	4,003,000	3,898,530
Elanco Animal Health Inc, 3.9120%, 8/27/21 (144A)	2,667,000	2,683,483
Elanco Animal Health Inc, 4.2720%, 8/28/23 (144A)	6,782,000	6,775,837
Elanco Animal Health Inc, 4.9000%, 8/28/28 (144A)	6,326,000	6,440,959
HCA Inc, 5.6250%, 9/1/28	8,087,000	7,803,955
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	9,467,000	9,561,670
Life Technologies Corp, 6.0000%, 3/1/20	13,292,000	13,662,429
Newell Brands Inc, 5.0000%, 11/15/23	10,394,000	10,575,246
Teva Pharmaceutical Finance Co BV, 2.9500%, 12/18/22	1,948,000	1,722,639
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	10,472,000	9,018,401
Wm Wrigley Jr Co, 3.3750%, 10/21/20 (144A)	13,595,000	13,630,648
		182,199,319
Electric – 0.9%
Duke Energy Corp, 2.4000%, 8/15/22	9,006,000	8,651,896
NextEra Energy Operating Partners LP, 4.2500%, 9/15/24 (144A)	2,893,000	2,676,025
NRG Energy Inc, 7.2500%, 5/15/26	14,749,000	15,357,396
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	14,848,000	15,331,033
Southern Co, 2.9500%, 7/1/23	13,584,000	13,123,800
		55,140,150
Energy – 4.2%
Cheniere Corpus Christi Holdings LLC, 5.1250%, 6/30/27	12,851,000	12,131,987
Cheniere Energy Partners LP, 5.6250%, 10/1/26 (144A)	17,531,000	16,391,485
Continental Resources Inc/OK, 5.0000%, 9/15/22	23,208,000	23,042,176
Continental Resources Inc/OK, 4.5000%, 4/15/23	16,108,000	15,852,209
DCP Midstream Operating LP, 4.7500%, 9/30/21 (144A)	2,959,000	2,922,013
Enbridge Energy Partners LP, 5.8750%, 10/15/25	5,659,000	6,133,778
Energy Transfer LP, 4.2500%, 3/15/23	10,496,000	10,102,400
Energy Transfer LP, 5.8750%, 1/15/24	9,264,000	9,457,432
Energy Transfer LP, 5.5000%, 6/1/27	1,174,000	1,144,650
Energy Transfer Operating LP, 4.9500%, 6/15/28	6,285,000	6,161,686
Energy Transfer Operating LP, 6.1250%, 12/15/45	4,397,000	4,305,056
Energy Transfer Operating LP, 6.0000%, 6/15/48	18,723,000	18,254,570

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
EnLink Midstream Partners LP, 4.1500%, 6/1/25	$16,693,000	$15,055,820
EnLink Midstream Partners LP, 4.8500%, 7/15/26	21,351,000	19,262,860
EQM Midstream Partners LP, 4.7500%, 7/15/23	1,467,000	1,460,128
EQM Midstream Partners LP, 4.0000%, 8/1/24	4,996,000	4,779,751
EQT Midstream Partners LP, 5.5000%, 7/15/28	21,537,000	21,105,399
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	8,073,000	8,300,337
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	931,000	975,177
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	1,466,000	1,439,241
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	4,128,000	4,093,211
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	2,752,000	2,633,933
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	2,368,000	2,409,236
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	14,761,000	14,465,780
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	6,744,000	6,356,220
NuStar Logistics LP, 5.6250%, 4/28/27	11,435,000	10,663,138
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	21,188,000	20,846,548
Plains All American Pipeline LP / PAA Finance Corp, 4.5000%, 12/15/26	5,840,000	5,627,988
		265,374,209
Financial Institutions – 0.6%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	23,559,000	23,796,691
Kennedy-Wilson Inc, 5.8750%, 4/1/24	18,242,000	17,056,270
		40,852,961
Insurance – 1.1%
Aetna Inc, 2.8000%, 6/15/23	8,907,000	8,470,104
Centene Corp, 4.7500%, 5/15/22	1,373,000	1,355,838
Centene Corp, 6.1250%, 2/15/24	11,872,000	12,153,960
Centene Corp, 4.7500%, 1/15/25	13,588,000	12,976,540
Cigna Corp, 3.4000%, 9/17/21 (144A)	2,742,000	2,735,646
Cigna Corp, 3.7500%, 7/15/23 (144A)	11,065,000	11,027,469
Cigna Corp, 4.3750%, 10/15/28 (144A)	5,622,000	5,656,801
WellCare Health Plans Inc, 5.2500%, 4/1/25	10,067,000	9,689,488
WellCare Health Plans Inc, 5.3750%, 8/15/26 (144A)	7,931,000	7,653,415
		71,719,261
Natural Gas – 0.2%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.9363%, 1/15/21‡	14,837,000	14,587,825
Owned No Guarantee – 0.3%
Syngenta Finance NV, 3.6980%, 4/24/20 (144A)	7,041,000	6,989,017
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	6,670,000	6,578,624
Syngenta Finance NV, 4.4410%, 4/24/23 (144A)	1,947,000	1,876,266
Syngenta Finance NV, 4.8920%, 4/24/25 (144A)	3,063,000	2,897,423
		18,341,330
Real Estate Investment Trusts (REITs) – 0.9%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	4,870,000	4,831,409
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	24,006,000	24,711,934
Reckson Operating Partnership LP, 7.7500%, 3/15/20	18,676,000	19,540,131
Senior Housing Properties Trust, 6.7500%, 4/15/20	5,054,000	5,129,542
Senior Housing Properties Trust, 6.7500%, 12/15/21	5,909,000	6,191,477
		60,404,493
Technology – 4.3%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.1250%, 1/15/25	14,348,000	12,958,265
Cadence Design Systems Inc, 4.3750%, 10/15/24	30,014,000	30,277,976
Dell International LLC / EMC Corp, 6.0200%, 6/15/26 (144A)	26,895,000	27,028,834
Fidelity National Information Services Inc, 3.6250%, 10/15/20	5,626,000	5,650,566
Fidelity National Information Services Inc, 4.5000%, 10/15/22	6,665,000	6,864,337
Marvell Technology Group Ltd, 4.2000%, 6/22/23	6,817,000	6,796,851
Marvell Technology Group Ltd, 4.8750%, 6/22/28	7,710,000	7,516,266
Total System Services Inc, 3.8000%, 4/1/21	10,673,000	10,670,498
Total System Services Inc, 4.8000%, 4/1/26	27,845,000	28,074,591
Trimble Inc, 4.7500%, 12/1/24	38,240,000	38,553,282
Trimble Inc, 4.9000%, 6/15/28	37,596,000	37,039,596

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Verisk Analytics Inc, 4.8750%, 1/15/19	$9,989,000	$9,992,476
Verisk Analytics Inc, 5.8000%, 5/1/21	24,438,000	25,689,606
Verisk Analytics Inc, 4.1250%, 9/12/22	11,714,000	11,865,678
Verisk Analytics Inc, 5.5000%, 6/15/45	12,111,000	12,274,308
		271,253,130
Total Corporate Bonds (cost $2,055,586,821)		2,009,535,212
Mortgage-Backed Securities – 24.7%
Fannie Mae Pool:
6.0000%, 2/1/37	1,576,792	1,742,544
4.5000%, 9/1/37	11,343,333	11,845,825
4.5000%, 10/1/37	5,981,482	6,249,031
4.5000%, 5/1/38	6,959,727	7,270,749
4.5000%, 7/1/38	9,106,230	9,513,187
3.5000%, 10/1/42	7,547,920	7,604,180
4.5000%, 11/1/42	3,762,347	3,942,488
3.5000%, 12/1/42	17,300,576	17,408,456
3.0000%, 2/1/43	604,373	594,243
3.5000%, 2/1/43	23,555,772	23,702,324
3.5000%, 2/1/43	4,406,146	4,433,591
3.5000%, 3/1/43	13,315,732	13,397,841
3.5000%, 4/1/43	6,228,646	6,267,422
3.0000%, 5/1/43	2,231,333	2,193,928
3.5000%, 4/1/44	8,825,284	8,894,164
5.0000%, 7/1/44	10,545,082	11,288,539
4.5000%, 10/1/44	7,732,916	8,132,980
3.5000%, 2/1/45	22,824,810	22,967,250
4.5000%, 3/1/45	12,636,065	13,289,664
4.5000%, 6/1/45	7,283,359	7,616,579
3.0000%, 10/1/45	4,187,078	4,087,409
3.0000%, 10/1/45	2,635,568	2,572,833
3.5000%, 12/1/45	7,580,949	7,635,464
4.5000%, 2/1/46	14,756,208	15,458,932
3.5000%, 7/1/46	14,992,560	15,053,925
4.0000%, 10/1/46	620,421	635,148
3.0000%, 11/1/46	3,277,450	3,204,717
3.0000%, 11/1/46	3,160,707	3,090,525
3.0000%, 2/1/47	22,640,687	22,285,944
4.0000%, 5/1/47	4,625,184	4,720,116
4.5000%, 5/1/47	2,490,061	2,611,805
4.5000%, 5/1/47	2,050,173	2,144,137
4.5000%, 5/1/47	2,034,857	2,128,118
4.5000%, 5/1/47	1,497,987	1,572,331
4.5000%, 5/1/47	1,436,995	1,502,856
4.5000%, 5/1/47	1,207,968	1,266,686
4.5000%, 5/1/47	707,248	739,663
4.5000%, 5/1/47	513,829	538,476
4.5000%, 5/1/47	462,650	484,800
4.0000%, 6/1/47	2,560,990	2,618,169
4.0000%, 6/1/47	1,300,070	1,326,818
4.0000%, 6/1/47	1,239,838	1,267,523
4.0000%, 6/1/47	589,590	601,693
4.5000%, 6/1/47	8,831,812	9,236,595
4.5000%, 6/1/47	891,258	934,008
4.0000%, 7/1/47	2,216,094	2,265,578
4.0000%, 7/1/47	2,055,820	2,101,725
4.0000%, 7/1/47	900,456	920,563
4.0000%, 7/1/47	630,115	644,185
4.5000%, 7/1/47	6,337,191	6,627,640
4.5000%, 7/1/47	5,661,628	5,921,118

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 7/1/47	$5,557,134	$5,811,834
4.5000%, 7/1/47	1,644,510	1,716,144
3.5000%, 8/1/47	6,662,585	6,670,603
4.0000%, 8/1/47	11,449,899	11,678,933
4.0000%, 8/1/47	3,791,858	3,876,525
4.0000%, 8/1/47	2,349,653	2,402,120
4.0000%, 8/1/47	1,001,230	1,021,182
4.5000%, 8/1/47	7,587,747	7,935,514
4.5000%, 8/1/47	1,977,515	2,068,152
4.0000%, 9/1/47	958,559	979,964
4.5000%, 9/1/47	6,611,551	6,914,588
4.5000%, 9/1/47	4,942,806	5,169,363
4.5000%, 9/1/47	4,597,955	4,808,706
3.5000%, 10/1/47	28,974,546	28,985,476
4.0000%, 10/1/47	5,022,928	5,135,083
4.0000%, 10/1/47	4,285,146	4,380,832
4.0000%, 10/1/47	4,126,076	4,218,210
4.0000%, 10/1/47	2,627,783	2,686,460
4.0000%, 10/1/47	2,299,828	2,351,183
4.5000%, 10/1/47	1,170,255	1,223,892
4.5000%, 10/1/47	535,828	560,387
4.0000%, 11/1/47	9,871,403	10,083,697
4.0000%, 11/1/47	6,340,156	6,466,494
4.0000%, 11/1/47	6,303,151	6,443,896
4.0000%, 11/1/47	1,954,723	1,998,372
4.5000%, 11/1/47	5,636,936	5,895,308
4.5000%, 11/1/47	839,534	876,106
3.5000%, 12/1/47	9,187,418	9,217,306
3.5000%, 12/1/47	1,955,076	1,958,570
4.0000%, 12/1/47	12,410,441	12,657,742
3.5000%, 1/1/48	6,814,736	6,840,977
3.5000%, 1/1/48	2,851,179	2,858,755
4.0000%, 1/1/48	23,802,990	24,277,093
4.0000%, 1/1/48	23,242,787	23,786,358
4.0000%, 1/1/48	22,134,789	22,639,207
4.0000%, 1/1/48	2,330,649	2,389,334
4.5000%, 2/1/48	1,398,876	1,449,404
4.5000%, 2/1/48	1,118,092	1,158,476
3.5000%, 3/1/48	4,028,330	4,043,843
4.0000%, 3/1/48	9,759,569	9,988,107
4.0000%, 3/1/48	2,050,862	2,102,478
4.5000%, 3/1/48	7,405,346	7,768,698
4.0000%, 4/1/48	4,383,205	4,494,240
4.5000%, 4/1/48	5,698,967	5,984,749
4.5000%, 4/1/48	2,522,424	2,613,541
4.5000%, 4/1/48	1,951,157	2,021,635
4.5000%, 4/1/48	1,892,034	1,960,381
4.5000%, 4/1/48	1,162,252	1,212,830
4.5000%, 4/1/48	926,221	959,676
4.0000%, 5/1/48	23,260,521	23,723,839
4.0000%, 5/1/48	19,230,128	19,613,386
4.5000%, 5/1/48	4,520,574	4,729,523
4.5000%, 5/1/48	3,936,899	4,124,028
4.0000%, 6/1/48	9,185,395	9,368,370
4.5000%, 6/1/48	4,384,974	4,576,502
4.0000%, 7/1/48	32,246,453	32,888,818
3.5000%, 8/1/56	35,172,725	35,082,452
3.0000%, 2/1/57	21,663,772	20,937,571

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 2/1/57	$36,330,721	$36,237,474
		800,578,872
Freddie Mac Gold Pool:
4.5000%, 5/1/38	15,472,770	16,103,864
4.5000%, 8/1/38	9,545,281	9,966,522
4.5000%, 10/1/38	1,569,695	1,638,969
4.5000%, 11/1/38	10,522,596	10,986,996
6.0000%, 4/1/40	2,762,545	3,066,844
3.5000%, 2/1/43	6,652,180	6,690,761
3.5000%, 2/1/44	9,527,061	9,582,302
4.5000%, 5/1/44	7,316,909	7,669,537
3.0000%, 1/1/45	9,233,067	9,050,082
4.0000%, 2/1/46	6,587,794	6,759,470
4.0000%, 5/1/46	4,474,922	4,583,592
3.5000%, 7/1/46	28,706,730	28,869,342
3.5000%, 7/1/46	5,775,778	5,784,938
3.0000%, 10/1/46	27,138,528	26,488,107
3.0000%, 12/1/46	49,062,349	47,885,929
3.5000%, 2/1/47	20,672,642	20,733,225
3.0000%, 9/1/47	47,907,130	46,758,644
3.5000%, 9/1/47	23,587,474	23,633,458
3.5000%, 9/1/47	6,794,265	6,801,458
3.5000%, 10/1/47	19,213,543	19,218,996
3.5000%, 11/1/47	7,687,517	7,696,272
3.5000%, 12/1/47	27,682,605	27,766,596
3.5000%, 12/1/47	5,435,207	5,453,720
3.5000%, 2/1/48	2,688,977	2,691,972
3.5000%, 2/1/48	2,657,963	2,663,857
4.0000%, 3/1/48	6,320,871	6,467,202
4.0000%, 4/1/48	28,159,835	28,713,517
4.0000%, 4/1/48	7,548,713	7,718,920
4.0000%, 5/1/48	25,940,823	26,454,646
4.0000%, 5/1/48	13,560,439	13,827,778
4.0000%, 6/1/48	6,564,265	6,693,785
4.5000%, 7/1/48	11,294,597	11,699,613
4.0000%, 8/1/48	27,686,481	28,380,483
4.5000%, 8/1/48	67,006,097	69,388,873
4.5000%, 8/1/48	6,671,915	6,911,176
5.0000%, 9/1/48	1,510,433	1,582,633
		566,384,079
Ginnie Mae I Pool:
4.5000%, 9/15/40	4,614,898	4,829,871
4.5000%, 5/15/41	4,274,166	4,461,805
4.0000%, 1/15/45	26,469,847	27,296,539
4.5000%, 8/15/46	30,602,276	32,046,217
4.0000%, 7/15/47	17,067,118	17,509,347
4.0000%, 8/15/47	3,627,653	3,721,471
4.0000%, 11/15/47	5,341,043	5,485,371
4.0000%, 12/15/47	7,109,252	7,301,610
		102,652,231
Ginnie Mae II Pool:
4.0000%, 8/20/47	2,738,217	2,822,258
4.0000%, 8/20/47	665,193	682,926
4.0000%, 8/20/47	505,776	521,342
4.5000%, 5/20/48	13,241,693	13,859,679
4.5000%, 5/20/48	3,161,815	3,309,377
5.0000%, 7/20/48	15,155,344	15,780,468
4.5000%, 8/20/48	25,926,349	26,847,356
4.5000%, 12/20/48	16,864,000	17,486,782

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
5.0000%, 12/20/48	$18,721,702	$19,539,783
		100,849,971
Total Mortgage-Backed Securities (cost $1,593,339,068)		1,570,465,153
United States Treasury Notes/Bonds – 24.0%
2.8750%, 9/30/23	66,947,000	68,032,331
2.8750%, 10/31/23	132,867,000	135,071,391
2.8750%, 11/30/23	97,165,000	98,851,856
2.8750%, 11/30/25	135,000	137,484
2.8750%, 8/15/28	157,932,000	160,486,612
3.1250%, 11/15/28	425,610,000	441,823,055
3.6250%, 2/15/44	18,653,400	20,698,879
3.0000%, 5/15/47	29,845,000	29,769,514
2.7500%, 8/15/47	58,220,000	55,237,563
2.7500%, 11/15/47	147,335,000	139,659,356
3.0000%, 2/15/48	62,983,000	62,755,471
3.1250%, 5/15/48	38,575,500	39,375,606
3.0000%, 8/15/48	107,152,000	106,829,881
3.3750%, 11/15/48	156,757,000	167,913,151
Total United States Treasury Notes/Bonds (cost $1,486,506,628)		1,526,642,150
Investment Companies – 0.2%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	3,073,200	3,073,200
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	7,400,152	7,400,152
Total Investment Companies (cost $10,473,352)		10,473,352
Total Investments (total cost $6,345,628,501) – 99.1%		6,297,717,976
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		60,337,280
Net Assets – 100%		$6,358,055,256

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$5,914,536,907	93.9%
Cayman Islands	272,114,709	4.3
United Kingdom	34,916,827	0.6
Germany	23,986,796	0.4
Switzerland	18,341,330	0.3
Canada	16,839,738	0.3
Israel	10,741,040	0.2
South Africa	3,407,894	0.0
Ireland	2,832,735	0.0

Total	$6,297,717,976	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 0.2%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$48,708∆	$-	$-	$3,073,200
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	1,949,233	-	-	7,400,152
Total Affiliated Investments - 0.2%	$1,997,941	$-	$-	$10,473,352

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 0.2%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	5,926,508	1,415,735,058	(1,418,588,366)	3,073,200
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	479,228,454	2,430,889,698	(2,902,718,000)	7,400,152

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Flexible Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $1,162,503,118, which represents 18.3% of net assets.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.0000%, 3.5063%, 11/25/50	11/29/17	$5,100,000	$5,086,838	0.1%
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 0.8000%, 3.3063%, 11/25/50	11/29/17 - 3/23/18	25,339,966	25,260,001	0.4
Moffett Towers Phase II, ICE LIBOR USD 3 Month + 2.8000%, 5.2560%, 6/15/21	6/25/18 - 12/4/18	30,493,360	30,409,117	0.5
Total		$60,933,326	$60,755,956	1.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

18	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$933,267,485	$-
Bank Loans and Mezzanine Loans	-	247,334,624	-
Corporate Bonds	-	2,009,535,212	-
Mortgage-Backed Securities	-	1,570,465,153	-
United States Treasury Notes/Bonds	-	1,526,642,150	-
Investment Companies	-	10,473,352	-
Total Assets	$-	$6,297,717,976	$-

Janus Investment Fund	19

Janus Henderson Flexible Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$6,287,244,624
Affiliated investments, at value(3)	10,473,352
Cash	20,445,035
Non-interested Trustees' deferred compensation	154,095
Receivables:
Investments sold	64,850,669
Interest	43,997,215
Fund shares sold	8,278,511
Dividends from affiliates	83,654
Other assets	60,080
Total Assets	6,435,587,235
Liabilities:
Collateral for securities loaned (Note 2)	3,073,200
Payables:	—
Investments purchased	41,040,785
Fund shares repurchased	27,067,691
Advisory fees	2,284,404
Dividends	1,674,143
Transfer agent fees and expenses	969,279
12b-1 Distribution and shareholder servicing fees	182,042
Non-interested Trustees' deferred compensation fees	154,095
Professional fees	56,331
Non-interested Trustees' fees and expenses	51,564
Affiliated fund administration fees payable	14,113
Custodian fees	13,322
Accrued expenses and other payables	951,010
Total Liabilities	77,531,979
Net Assets	$6,358,055,256

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,828,266,387
Total distributable earnings (loss)	(470,211,131)
Total Net Assets	$6,358,055,256
Net Assets - Class A Shares	$135,743,770
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,663,850
Net Asset Value Per Share(4)	$9.93
Maximum Offering Price Per Share(5)	$10.43
Net Assets - Class C Shares	$148,530,317
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,947,647
Net Asset Value Per Share(4)	$9.94
Net Assets - Class D Shares	$534,346,197
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,779,178
Net Asset Value Per Share	$9.94
Net Assets - Class I Shares	$3,468,502,763
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	349,088,582
Net Asset Value Per Share	$9.94
Net Assets - Class N Shares	$1,300,902,930
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	131,016,928
Net Asset Value Per Share	$9.93
Net Assets - Class R Shares	$33,861,745
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,407,569
Net Asset Value Per Share	$9.94
Net Assets - Class S Shares	$28,778,472
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,896,084
Net Asset Value Per Share	$9.94
Net Assets - Class T Shares	$707,389,062
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	71,206,989
Net Asset Value Per Share	$9.93

(1) Includes cost of $6,335,155,149.

(2) Includes $3,012,773 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $10,473,352.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Flexible Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Interest	$125,643,117
Dividends from affiliates	1,949,233
Affiliated securities lending income, net	48,708
Other income	1,035,588
Total Investment Income	128,676,646
Expenses:
Advisory fees	13,973,296
12b-1 Distribution and shareholder servicing fees:
Class A Shares	187,645
Class C Shares	856,545
Class R Shares	85,179
Class S Shares	41,535
Transfer agent administrative fees and expenses:
Class D Shares	328,400
Class R Shares	42,589
Class S Shares	41,535
Class T Shares	1,001,995
Transfer agent networking and omnibus fees:
Class A Shares	207,144
Class C Shares	65,752
Class I Shares	1,020,852
Other transfer agent fees and expenses:
Class A Shares	6,134
Class C Shares	7,819
Class D Shares	51,405
Class I Shares	72,613
Class N Shares	29,724
Class R Shares	599
Class S Shares	357
Class T Shares	6,646
Shareholder reports expense	213,032
Registration fees	147,607
Affiliated fund administration fees	86,388
Professional fees	73,575
Non-interested Trustees’ fees and expenses	66,643
Custodian fees	37,449
Other expenses	728,885
Total Expenses	19,381,343
Less: Excess Expense Reimbursement and Waivers	(61,545)
Net Expenses	19,319,798
Net Investment Income/(Loss)	109,356,848
Net Realized Gain/(Loss) on Investments:
Investments	(64,188,372)
Total Net Realized Gain/(Loss) on Investments	(64,188,372)
Change in Unrealized Net Appreciation/Depreciation:
Investments and non-interested Trustees’ deferred compensation	(1,513,477)
Total Change in Unrealized Net Appreciation/Depreciation	(1,513,477)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$43,654,999

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Statements of Changes in Net Assets

See footnotes at the end of the Statement.

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$109,356,848	$221,106,714
Net realized gain/(loss) on investments	(64,188,372)	(115,173,193)
Change in unrealized net appreciation/depreciation	(1,513,477)	(154,636,037)
Net Increase/(Decrease) in Net Assets Resulting from Operations	43,654,999	(48,702,516)
Dividends and Distributions to Shareholders(1)
Class A Shares	(2,186,593)	N/A
Class C Shares	(1,950,217)	N/A
Class D Shares	(8,818,217)	N/A
Class I Shares	(62,951,490)	N/A
Class N Shares	(23,037,169)	N/A
Class R Shares	(444,747)	N/A
Class S Shares	(474,285)	N/A
Class T Shares	(12,488,080)	N/A
Total Dividends and Distributions to Shareholders	(112,350,798)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(5,706,943)
Class C Shares	N/A	(4,651,259)
Class D Shares	N/A	(16,990,932)
Class I Shares	N/A	(145,608,266)
Class N Shares	N/A	(30,015,311)
Class R Shares	N/A	(871,459)
Class S Shares	N/A	(1,020,755)
Class T Shares	N/A	(30,729,202)
Total Dividends from Net Investment Income	N/A	(235,594,127)
Return of Capital on Dividends from Net Investment Income(1)
Class A Shares	N/A	(108,375)
Class C Shares	N/A	(115,863)
Class D Shares	N/A	(286,110)
Class I Shares	N/A	(2,385,035)
Class N Shares	N/A	(472,514)
Class R Shares	N/A	(18,522)
Class S Shares	N/A	(19,705)
Class T Shares	N/A	(534,781)
Total Return of Capital on Dividends from Net Investment Income	N/A	(3,940,905)
Net Decrease from Dividends and Distributions to Shareholders	(112,350,798)	(239,535,032)

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Flexible Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Capital Share Transactions:
Class A Shares	(27,215,629)	(197,529,621)
Class C Shares	(44,525,675)	(81,340,939)
Class D Shares	(22,477,600)	(39,261,458)
Class I Shares	(520,520,340)	(1,299,326,261)
Class N Shares	(40,297,247)	829,728,156
Class R Shares	(2,041,803)	(3,562,643)
Class S Shares	(7,268,655)	(10,611,471)
Class T Shares	(182,658,986)	(356,943,266)
Net Increase/(Decrease) from Capital Share Transactions	(847,005,935)	(1,158,847,503)
Net Increase/(Decrease) in Net Assets	(915,701,734)	(1,447,085,051)
Net Assets:
Beginning of period	7,273,756,990	8,720,842,041
End of period(2)	$6,358,055,256	$7,273,756,990

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $(2,193,752) as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$10.03	$10.39	$10.63		$10.48	$10.64	$10.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.24	0.23		0.23	0.24	0.25
Net realized and unrealized gain/(loss)	(0.12)	(0.34)	(0.20)		0.18	(0.13)	0.31
Total from Investment Operations	0.02	(0.10)	0.03		0.41	0.11	0.56
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	—(2)	(0.27)		(0.26)	(0.27)	(0.30)
Distributions (from capital gains)	—	—	—		—	—	(0.12)
Return of capital	—	(0.26)	—		—	—	—
Total Dividends and Distributions	(0.12)	(0.26)	(0.27)		(0.26)	(0.27)	(0.42)
Net Asset Value, End of Period	$9.93	$10.03	$10.39		$10.63	$10.48	$10.64
Total Return*	0.47%	(0.95)%	0.30%		3.97%	1.02%	5.47%
Net Assets, End of Period (in thousands)	$135,744	$164,453	$369,125		$720,360	$785,362	$666,272
Average Net Assets for the Period (in thousands)	$149,267	$227,344	$572,984		$728,366	$678,538	$649,984
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.95%	0.84%		0.81%	0.79%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.89%	0.84%		0.81%	0.79%	0.79%
Ratio of Net Investment Income/(Loss)	2.82%	2.32%	2.15%		2.18%	2.25%	2.38%
Portfolio Turnover Rate	110%(3)	181%(3)	96%		99%	124%	118%
				1

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Flexible Bond Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.03	$10.39	$10.63	$10.48	$10.64	$10.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.18	0.16	0.16	0.16	0.17
Net realized and unrealized gain/(loss)	(0.10)	(0.34)	(0.20)	0.18	(0.13)	0.31
Total from Investment Operations	0.01	(0.16)	(0.04)	0.34	0.03	0.48
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	—(2)	(0.20)	(0.19)	(0.19)	(0.22)
Distributions (from capital gains)	—	—	—	—	—	(0.12)
Return of capital	—	(0.20)	—	—	—	—
Total Dividends and Distributions	(0.10)	(0.20)	(0.20)	(0.19)	(0.19)	(0.34)
Net Asset Value, End of Period	$9.94	$10.03	$10.39	$10.63	$10.48	$10.64
Total Return*	0.25%	(1.54)%	(0.38)%	3.27%	0.28%	4.68%
Net Assets, End of Period (in thousands)	$148,530	$194,727	$284,311	$379,168	$349,070	$304,253
Average Net Assets for the Period (in thousands)	$170,334	$242,549	$343,064	$358,131	$332,035	$341,462
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.53%	1.50%	1.52%	1.49%	1.53%	1.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.53%	1.50%	1.52%	1.49%	1.53%	1.56%
Ratio of Net Investment Income/(Loss)	2.18%	1.74%	1.51%	1.50%	1.52%	1.60%
Portfolio Turnover Rate	110%(3)	181%(3)	96%	99%	124%	118%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

26	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.03	$10.39	$10.63	$10.47	$10.64	$10.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.27	0.26	0.25	0.26	0.27
Net realized and unrealized gain/(loss)	(0.11)	(0.33)	(0.20)	0.19	(0.14)	0.31
Total from Investment Operations	0.05	(0.06)	0.06	0.44	0.12	0.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	—(2)	(0.30)	(0.28)	(0.29)	(0.32)
Distributions (from capital gains)	—	—	—	—	—	(0.12)
Return of capital	—	(0.30)	—	—	—	—
Total Dividends and Distributions	(0.14)	(0.30)	(0.30)	(0.28)	(0.29)	(0.44)
Net Asset Value, End of Period	$9.94	$10.03	$10.39	$10.63	$10.47	$10.64
Total Return*	0.73%	(0.64)%	0.54%	4.28%	1.12%	5.67%
Net Assets, End of Period (in thousands)	$534,346	$562,065	$622,426	$671,895	$643,371	$662,074
Average Net Assets for the Period (in thousands)	$543,202	$599,185	$649,107	$644,053	$658,439	$677,831
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.59%	0.60%	0.60%	0.60%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.59%	0.60%	0.60%	0.60%	0.61%
Ratio of Net Investment Income/(Loss)	3.13%	2.66%	2.44%	2.39%	2.46%	2.57%
Portfolio Turnover Rate	110%(3)	181%(3)	96%	99%	124%	118%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Flexible Bond Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.03	$10.39	$10.63	$10.48	$10.64	$10.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.28	0.26	0.25	0.26	0.27
Net realized and unrealized gain/(loss)	(0.11)	(0.33)	(0.20)	0.18	(0.13)	0.31
Total from Investment Operations	0.05	(0.05)	0.06	0.43	0.13	0.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	0.01	(0.30)	(0.28)	(0.29)	(0.32)
Distributions (from capital gains)	—	—	—	—	—	(0.12)
Return of capital	—	(0.32)	—	—	—	—
Total Dividends and Distributions	(0.14)	(0.31)	(0.30)	(0.28)	(0.29)	(0.44)
Net Asset Value, End of Period	$9.94	$10.03	$10.39	$10.63	$10.48	$10.64
Total Return*	0.77%	(0.55)%	0.59%	4.22%	1.24%	5.69%
Net Assets, End of Period (in thousands)	$3,468,503	$4,027,112	$5,490,323	$5,552,671	$5,971,814	$3,486,670
Average Net Assets for the Period (in thousands)	$3,775,686	$4,996,045	$5,521,703	$5,344,122	$5,007,807	$3,017,072
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.50%	0.50%	0.55%	0.56%	0.57%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.50%	0.50%	0.55%	0.56%	0.57%	0.59%
Ratio of Net Investment Income/(Loss)	3.22%	2.73%	2.50%	2.43%	2.46%	2.59%
Portfolio Turnover Rate	110%(2)	181%(2)	96%	99%	124%	118%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

28	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.02	$10.39	$10.62	$10.47	$10.63	$10.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.29	0.27	0.27	0.27	0.29
Net realized and unrealized gain/(loss)	(0.11)	(0.35)	(0.19)	0.18	(0.12)	0.30
Total from Investment Operations	0.05	(0.06)	0.08	0.45	0.15	0.59
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	0.01	(0.31)	(0.30)	(0.31)	(0.34)
Distributions (from capital gains)	—	—	—	—	—	(0.12)
Return of capital	—	(0.32)	—	—	—	—
Total Dividends and Distributions	(0.14)	(0.31)	(0.31)	(0.30)	(0.31)	(0.46)
Net Asset Value, End of Period	$9.93	$10.02	$10.39	$10.62	$10.47	$10.63
Total Return*	0.80%	(0.59)%	0.79%	4.35%	1.37%	5.74%
Net Assets, End of Period (in thousands)	$1,300,903	$1,354,610	$571,544	$613,840	$638,030	$225,650
Average Net Assets for the Period (in thousands)	$1,356,499	$990,124	$581,190	$592,601	$467,431	$161,478
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.45%	0.44%	0.44%	0.44%	0.44%	0.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.45%	0.44%	0.44%	0.44%	0.44%	0.45%
Ratio of Net Investment Income/(Loss)	3.28%	2.90%	2.60%	2.55%	2.57%	2.78%
Portfolio Turnover Rate	110%(2)	181%(2)	96%	99%	124%	118%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Flexible Bond Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.03	$10.39	$10.63	$10.48	$10.64	$10.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.21	0.19	0.19	0.19	0.20
Net realized and unrealized gain/(loss)	(0.11)	(0.34)	(0.20)	0.18	(0.12)	0.32
Total from Investment Operations	0.02	(0.13)	(0.01)	0.37	0.07	0.52
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	—(2)	(0.23)	(0.22)	(0.23)	(0.26)
Distributions (from capital gains)	—	—	—	—	—	(0.12)
Return of capital	—	(0.23)	—	—	—	—
Total Dividends and Distributions	(0.11)	(0.23)	(0.23)	(0.22)	(0.23)	(0.38)
Net Asset Value, End of Period	$9.94	$10.03	$10.39	$10.63	$10.48	$10.64
Total Return*	0.42%	(1.23)%	(0.06)%	3.57%	0.61%	5.05%
Net Assets, End of Period (in thousands)	$33,862	$36,235	$41,175	$49,255	$33,915	$23,049
Average Net Assets for the Period (in thousands)	$33,816	$38,913	$44,888	$41,127	$28,705	$24,473
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.20%	1.19%	1.20%	1.20%	1.19%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.20%	1.19%	1.20%	1.20%	1.19%	1.20%
Ratio of Net Investment Income/(Loss)	2.52%	2.07%	1.84%	1.81%	1.84%	1.95%
Portfolio Turnover Rate	110%(3)	181%(3)	96%	99%	124%	118%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

30	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.03	$10.39	$10.63	$10.48	$10.64	$10.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.24	0.22	0.21	0.23	0.23
Net realized and unrealized gain/(loss)	(0.11)	(0.34)	(0.20)	0.18	(0.14)	0.32
Total from Investment Operations	0.03	(0.10)	0.02	0.39	0.09	0.55
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	—(2)	(0.26)	(0.24)	(0.25)	(0.29)
Distributions (from capital gains)	—	—	—	—	—	(0.12)
Return of capital	—	(0.26)	—	—	—	—
Total Dividends and Distributions	(0.12)	(0.26)	(0.26)	(0.24)	(0.25)	(0.41)
Net Asset Value, End of Period	$9.94	$10.03	$10.39	$10.63	$10.48	$10.64
Total Return*	0.54%	(0.98)%	0.20%	3.83%	0.87%	5.31%
Net Assets, End of Period (in thousands)	$28,778	$36,398	$48,347	$72,406	$68,701	$116,274
Average Net Assets for the Period (in thousands)	$33,044	$41,035	$60,867	$71,575	$92,884	$83,118
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.95%	0.93%	0.94%	0.94%	0.94%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	0.93%	0.94%	0.94%	0.94%	0.95%
Ratio of Net Investment Income/(Loss)	2.76%	2.31%	2.08%	2.06%	2.18%	2.23%
Portfolio Turnover Rate	110%(3)	181%(3)	96%	99%	124%	118%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Flexible Bond Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.03	$10.39	$10.62	$10.47	$10.63	$10.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.26	0.25	0.24	0.25	0.26
Net realized and unrealized gain/(loss)	(0.12)	(0.33)	(0.19)	0.18	(0.13)	0.31
Total from Investment Operations	0.03	(0.07)	0.06	0.42	0.12	0.57
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	—(2)	(0.29)	(0.27)	(0.28)	(0.31)
Distributions (from capital gains)	—	—	—	—	—	(0.12)
Return of capital	—	(0.29)	—	—	—	—
Total Dividends and Distributions	(0.13)	(0.29)	(0.29)	(0.27)	(0.28)	(0.43)
Net Asset Value, End of Period	$9.93	$10.03	$10.39	$10.62	$10.47	$10.63
Total Return*	0.57%	(0.72)%	0.55%	4.10%	1.12%	5.58%
Net Assets, End of Period (in thousands)	$707,389	$898,156	$1,293,591	$1,574,950	$1,409,448	$1,135,441
Average Net Assets for the Period (in thousands)	$797,812	$1,120,052	$1,476,151	$1,482,943	$1,300,050	$1,096,557
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.68%	0.69%	0.69%	0.69%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.67%	0.69%	0.68%	0.69%	0.69%
Ratio of Net Investment Income/(Loss)	3.02%	2.56%	2.35%	2.31%	2.35%	2.49%
Portfolio Turnover Rate	110%(3)	181%(3)	96%	99%	124%	118%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

32	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain maximum total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit

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Notes to Financial Statements (unaudited)

plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

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Notes to Financial Statements (unaudited)

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

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Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high

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Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the

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Notes to Financial Statements (unaudited)

rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited)

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Deutsche Bank AG	$3,012,773	$—	$(3,012,773)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S.

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Notes to Financial Statements (unaudited)

Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2018, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,012,773. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2018 is $3,073,200, resulting in the net amount due to the counterparty of $60,427.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon

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Notes to Financial Statements (unaudited)

future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.50
Over $300 Million	0.40

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.45% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees

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Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the

42	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as part of "Other expenses" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $2,187.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the

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Notes to Financial Statements (unaudited)

period ended December 31, 2018, redeeming shareholders of Class A Shares paid CDSCs of $14 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $6,958.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2018, the Fund engaged in cross trades amounting to $277,335,176 in sales, resulting in a net realized loss of $4,661,606. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2018
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(325,319,506)	$(16,266,582)	$ (341,586,088)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 6,366,366,209	$44,940,728	$(113,588,961)	$ (68,648,233)

44	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	2,577,032	$ 25,694,153	6,079,663	$ 62,440,776
Reinvested dividends and distributions	130,640	1,299,250	317,459	3,261,682
Shares repurchased	(5,441,795)	(54,209,032)	(25,526,674)	(263,232,079)
Net Increase/(Decrease)	(2,734,123)	$ (27,215,629)	(19,129,552)	$ (197,529,621)
Class C Shares:
Shares sold	751,193	$ 7,466,846	1,623,881	$ 16,719,684
Reinvested dividends and distributions	157,434	1,566,760	379,546	3,893,135
Shares repurchased	(5,372,098)	(53,559,281)	(9,947,159)	(101,953,758)
Net Increase/(Decrease)	(4,463,471)	$ (44,525,675)	(7,943,732)	$ (81,340,939)
Class D Shares:
Shares sold	1,750,082	$ 17,388,479	5,638,379	$ 57,991,196
Reinvested dividends and distributions	834,685	8,304,648	1,587,179	16,260,668
Shares repurchased	(4,840,277)	(48,170,727)	(11,082,777)	(113,513,322)
Net Increase/(Decrease)	(2,255,510)	$ (22,477,600)	(3,857,219)	$ (39,261,458)
Class I Shares:
Shares sold	43,667,602	$ 434,864,091	161,687,953	$ 1,662,404,083
Reinvested dividends and distributions	5,558,923	55,315,983	12,844,040	131,857,857
Shares repurchased	(101,608,812)	(1,010,700,414)	(301,349,233)	(3,093,588,201)
Net Increase/(Decrease)	(52,382,287)	$ (520,520,340)	(126,817,240)	$(1,299,326,261)
Class N Shares:
Shares sold	12,171,858	$ 121,591,209	112,350,706	$ 1,155,336,611
Reinvested dividends and distributions	2,153,800	21,407,815	2,872,813	29,203,269
Shares repurchased	(18,449,498)	(183,296,271)	(35,100,508)	(354,811,724)
Net Increase/(Decrease)	(4,123,840)	$ (40,297,247)	80,123,011	$ 829,728,156
Class R Shares:
Shares sold	655,468	$ 6,510,559	968,925	$ 9,960,255
Reinvested dividends and distributions	31,891	317,275	59,609	610,645
Shares repurchased	(891,846)	(8,869,637)	(1,378,064)	(14,133,543)
Net Increase/(Decrease)	(204,487)	$ (2,041,803)	(349,530)	$ (3,562,643)
Class S Shares:
Shares sold	500,287	$ 5,009,012	1,427,070	$ 14,598,728
Reinvested dividends and distributions	46,973	467,482	101,091	1,037,085
Shares repurchased	(1,279,349)	(12,745,149)	(2,551,427)	(26,247,284)
Net Increase/(Decrease)	(732,089)	$ (7,268,655)	(1,023,266)	$ (10,611,471)
Class T Shares:
Shares sold	3,726,294	$ 37,123,618	18,429,318	$ 189,287,722
Reinvested dividends and distributions	1,246,698	12,401,099	3,027,943	31,047,126
Shares repurchased	(23,320,401)	(232,183,703)	(56,399,572)	(577,278,114)
Net Increase/(Decrease)	(18,347,409)	$ (182,658,986)	(34,942,311)	$ (356,943,266)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,795,990,876	$2,782,404,925	$ 5,527,540,283	$ 4,921,799,868

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Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

7.Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8.Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

46	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free)  (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

50	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

Janus Investment Fund	51

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

52	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

Janus Investment Fund	53

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

54	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	55

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

56	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

Janus Investment Fund	57

Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

58	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

Janus Investment Fund	59

Janus Henderson Flexible Bond Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

60	DECEMBER 31, 2018

Janus Henderson Flexible Bond Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	61

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93019 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Global Allocation Fund – Conservative

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Allocation Fund - Conservative

Janus Henderson Global Allocation Fund - Conservative (unaudited)

FUND SNAPSHOT

This fund of funds offers broad global diversification for investors by utilizing the full spectrum of Janus Henderson’s investment expertise and solutions, with the goal of providing higher risk-adjusted returns than the broad markets.

Enrique Chang co-portfolio manager	Ashwin Alankar co-portfolio manager

PERFORMANCE OVERVIEW

Janus Henderson Global Allocation Fund – Conservative’s Class I Shares returned -4.46% for the six-month period ended December 31, 2018. This compares with a return of 0.26% for the Bloomberg Barclays Global Aggregate Bond Index, the Fund’s primary benchmark, and a return of -3.39% for its secondary benchmark, the Global Conservative Allocation Index, an internally calculated, hypothetical combination of total returns from the Bloomberg Barclays Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

MARKET ENVIRONMENT

The period started with riskier assets on the ascendency as steady growth in the U.S. seemed to offset brewing economic weakness in other pockets of the global economy. While many regions struggled, several U.S. equity benchmarks reached record highs mid-period. The same heightened growth expectations, however, fueled concerns of an overheating economy with a spike in inflation being a potential side effect. Those fears pushed up U.S. Treasury yields, which, in turn negatively impacted stocks as investors feared elevated levels of corporate debt would weigh on earnings in a higher interest rate environment. Consequently, stocks sold off midway through the period and never regained their footing. All the while, the deleterious effects of a global trade war further caused investors to downgrade their growth expectations.

Benefiting from the shift toward a more cautious environment were safer asset classes, including U.S. Treasuries. After hitting an intra-period high of 3.24%, the yield on the U.S. 10-year note finished at 2.68%, 16 basis points (1 basis points equals 0.01%) below where it began. This produced a flattening yield curve as the 2-year note rose on the back of four rate hikes by the Federal Reserve (Fed). A broad bond market benchmark gained, driven by lower interest rates. Similarly, investment-grade credits delivered positive returns, while their high-yield peers suffered losses. Energy and materials led stocks lower. Historically defensive sectors health care and utilities eked out positive returns.

INVESTMENT PROCESS

Janus Henderson Global Allocation Fund – Conservative invests across a broad set of Janus Henderson funds that span a wide range of global asset categories with a base allocation of 30% to 50% equities, 50% to 65% fixed income and 0% to 20% alternative investments that are rebalanced quarterly. Janus Henderson Global Allocation Fund – Conservative is structured as a “fund of funds” portfolio that provides investors with broad, diversified exposure to various types of investments with an emphasis on managing investment risk. The Fund is also designed to blend the three core competencies that Janus Henderson practices as an organization: mathematically driven strategies, risk-managed strategies and fundamentally driven growth- and value-oriented strategies. We believe that combining these very different approaches in a single investment can potentially produce a portfolio with a unique and powerful performance profile.

The investment process involves setting return expectations for a broad range of Janus Henderson mutual funds that we believe best represent the full opportunity set available to today’s investor. We then establish an ideal “model” portfolio based upon the specific risk/return objective of Janus Henderson Global Allocation Fund – Conservative. Finally, we select the appropriate Janus Henderson funds that replicate our desired exposure. The allocations assigned to each selected underlying fund are consistent with our view of current market conditions and the long-term trade-off between risk and reward potential that each of these investment types represent. However, as a result of changing market conditions, both the mix of underlying funds and the allocations to these funds will change from time to time. Any portfolio risk management process we’ve discussed includes an effort to monitor and manage risk

Janus Investment Fund	1

Janus Henderson Global Allocation Fund - Conservative (unaudited)

and should not be confused with nor does it imply low risk or the ability to control risk.

PERFORMANCE DISCUSSION

The Fund underperformed its primary and secondary benchmarks during the six-month period. Generating the most negative returns were the Janus Henderson Overseas Fund and the Janus Henderson Diversified Alternatives Fund. In the case of the former, international stocks were outpaced by U.S. stocks for most of the period as investors worried about slowing growth in key regions, particularly emerging markets. With regard to Diversified Alternatives, many of the relationships underpinning the risk premia comprised within the strategy broke down during the period. Chief among these were small-cap stocks underperforming larger-cap names. The period’s pronounced weakness in crude oil also weighed on that that strategy’s performance.

Gains were concentrated in the Janus Henderson Short-Term Bond Fund and the Janus Henderson Flexible Bond Fund. These Funds benefited from the flight to quality that defined the latter part of the six-month period.

OUTLOOK

Myriad forces at play in markets and the global economy have left investors scratching their heads and searching for some signs of clarity. Conflicting economic readings about the strength of the U.S. economy appear to be pulling investors in opposite directions: on one hand, slowing manufacturing activity points to a slowing economy; on the other hand, a robust job market points to continued strength in the U.S. economy.

The about-face in the Fed’s tone from hawkish to dovish contributed to uncertainty and thereby merited investor attention. Internationally, China’s announcement of fiscal and monetary stimuli reined in investor optimism; likewise, a steadily weakening Chinese economy, hallmarked by December’s manufacturing data, further fueled investors’ fears. The political complexities presented by the U.S. government shutdown and U.S.-China trade negotiations – or lack thereof – have carried over into the new year. Ascertaining clarity about the future in this “conflicting” environment is no easy task – should one side with the “bears” or the “bulls”?

Our options market signals are indicating a potential shift to a higher-risk, higher-volatility environment across bonds and equities. Both the expected tail loss and the expected tail gain implied by options prices have risen sharply. In such an environment, the amount of risk taken, first and foremost, must be scaled appropriately as a function of how much risk one is willing to take (i.e., how much capital one is willing to lose). A $100 investment in a 20% downside risk environment puts at risk the same amount of capital as a $200 investment in a 10% downside risk environment. As our options-based signals point to a higher-risk, higher-volatility regime going forward, notional allocations among growth, capital preservation and inflation-sensitive assets become very important and should represent the key investment theme going forward.

Thank you for investing in Janus Henderson Global Allocation Fund – Conservative.

2	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Fund At A Glance

December 31, 2018

Holdings - (% of Net Assets)
Janus Henderson Global Bond Fund - Class N Shares	37.7%
Janus Henderson Diversified Alternatives Fund - Class N Shares	9.9
Janus Henderson Flexible Bond Fund - Class N Shares	8.5
Janus Henderson Short-Term Bond Fund - Class N Shares	6.1
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	5.4
Janus Henderson Overseas Fund - Class N Shares	4.6
Janus Henderson Large Cap Value Fund - Class N Shares	2.9
Janus Henderson International Managed Volatility Fund - Class N Shares	2.7
Janus Henderson International Value Fund - Class N Shares	2.7
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	2.3
Janus Henderson Global Select - Class N Shares	2.2
Janus Henderson Global Research - Class N Shares	2.2
Janus Henderson Enterprise Fund - Class N Shares	2.0
Janus Henderson Global Real Estate - Class N Shares	1.9
Janus Henderson Emerging Markets - Class N Shares	1.8
Janus Henderson Small Cap Value Fund - Class N Shares	1.7
Janus Henderson Triton Fund - Class N Shares	1.6
Janus Henderson Contrarian - Class N Shares	1.3
Janus Henderson Mid Cap Value Fund - Class N Shares	1.0
Janus Henderson Forty Fund - Class N Shares	1.0
Janus Henderson Asia Equity - Class N Shares	0.6

Asset Allocation - (% of Net Assets)
Fixed Income Funds	52.2%
Equity Funds	37.9%
Alternative Funds	9.9%
Other	(0)%
100.0%

Janus Investment Fund	3

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-4.63%	-5.30%	2.02%	6.44%	5.08%	1.14%	1.14%
Class A Shares at MOP	-10.13%	-10.73%	0.81%	5.81%	4.60%
Class C Shares at NAV	-4.94%	-5.93%	1.46%	5.75%	4.38%	1.87%	1.87%
Class C Shares at CDSC	-5.86%	-6.84%	1.46%	5.75%	4.38%
Class D Shares(1)	-4.46%	-5.06%	2.24%	6.64%	5.29%	0.94%	0.94%
Class I Shares	-4.46%	-4.98%	2.30%	6.58%	5.25%	0.89%	0.89%
Class S Shares	-4.64%	-5.40%	1.87%	6.24%	4.87%	1.35%	1.31%
Class T Shares	-4.57%	-5.17%	2.18%	6.58%	5.25%	1.05%	1.05%
Bloomberg Barclays Global Aggregate Bond Index	0.26%	-1.20%	1.08%	2.49%	3.50%
Global Conservative Allocation Index	-3.39%	-4.35%	2.48%	5.44%	4.43%
Morningstar Quartile - Class T Shares	-	1st	2nd	3rd	2nd
Morningstar Ranking - based on total returns for World Allocation Funds	-	35/471	197/398	155/248	65/214

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

4	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Global Allocation Funds depends on that of the underlying funds. They are subject to the volatility of the financial markets. Because Janus Capital Management is the adviser to the Fund and to the underlying affiliated funds held within the Fund, it is subject to certain potential conflicts of interest.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 30, 2005

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)††
Class A Shares	$1,000.00	$953.70	$2.17	$1,000.00	$1,022.99	$2.24	0.44%
Class C Shares	$1,000.00	$950.60	$5.95	$1,000.00	$1,019.11	$6.16	1.21%
Class D Shares	$1,000.00	$955.40	$1.33	$1,000.00	$1,023.84	$1.38	0.27%
Class I Shares	$1,000.00	$955.40	$0.94	$1,000.00	$1,024.25	$0.97	0.19%
Class S Shares	$1,000.00	$953.60	$2.36	$1,000.00	$1,022.79	$2.45	0.48%
Class T Shares	$1,000.00	$954.30	$1.87	$1,000.00	$1,023.29	$1.94	0.38%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

††	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

6	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Investment Companies£ – 100.0%
Alternative Funds – 9.9%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,030,066	$19,630,743
Equity Funds – 37.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,127,883	10,647,215
Janus Henderson Asia Equity - Class N Shares	132,222	1,248,171
Janus Henderson Contrarian - Class N Shares	158,757	2,641,714
Janus Henderson Emerging Markets - Class N Shares	413,568	3,602,178
Janus Henderson Enterprise Fund - Class N Shares	36,091	3,987,335
Janus Henderson Forty Fund - Class N Shares	62,400	1,915,070
Janus Henderson Global Real Estate - Class N Shares	350,320	3,709,892
Janus Henderson Global Research - Class N Shares	63,462	4,344,584
Janus Henderson Global Select - Class N Shares	335,049	4,352,287
Janus Henderson International Managed Volatility Fund - Class N Shares	664,000	5,338,562
Janus Henderson International Value Fund - Class N Shares	582,153	5,326,700
Janus Henderson Large Cap Value Fund - Class N Shares	495,372	5,830,529
Janus Henderson Mid Cap Value Fund - Class N Shares	160,771	2,017,678
Janus Henderson Overseas Fund - Class N Shares	337,579	9,192,268
Janus Henderson Small Cap Value Fund - Class N Shares	181,129	3,334,587
Janus Henderson Triton Fund - Class N Shares	126,885	3,252,062
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	479,267	4,658,471
		75,399,303
Fixed Income Funds – 52.2%
Janus Henderson Flexible Bond Fund - Class N Shares	1,702,395	16,904,785
Janus Henderson Global Bond Fund - Class N Shares	8,135,702	75,011,175
Janus Henderson Short-Term Bond Fund - Class N Shares	4,052,215	12,035,078
		103,951,038
Total Investments (total cost $198,731,216) – 100.0%		198,981,084
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(96,338)
Net Assets – 100%		$198,884,746

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Investment Companies - 100.0%
Alternative Funds - 9.9%
Janus Henderson Diversified Alternatives Fund - Class N Shares	$137,587	$(83,824)	$(918,591)	$19,630,743
Equity Funds - 37.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	240,883	13,045	(1,109,235)	10,647,215
Janus Henderson Asia Equity - Class N Shares	28,279	10,507	(293,829)	1,248,171
Janus Henderson Contrarian - Class N Shares	110,114	8,111	(531,040)	2,641,714
Janus Henderson Emerging Markets - Class N Shares	55,235	(5,702)	(444,299)	3,602,178
Janus Henderson Enterprise Fund - Class N Shares	14,349	75,553	(637,477)	3,987,335
Janus Henderson Forty Fund - Class N Shares	-	(5,373)	(313,984)	1,915,070
Janus Henderson Global Real Estate - Class N Shares	106,004	23,842	(434,057)	3,709,892
Janus Henderson Global Research - Class N Shares	44,431	71,477	(799,736)	4,344,584
Janus Henderson Global Select - Class N Shares	89,240	53,993	(1,168,558)	4,352,287
Janus Henderson International Managed Volatility Fund - Class N Shares	102,432	61,263	(810,178)	5,338,562
Janus Henderson International Value Fund - Class N Shares	248,664	22,132	(1,078,322)	5,326,700
Janus Henderson Large Cap Value Fund - Class N Shares	203,622	(3,587)	(1,505,547)	5,830,529
Janus Henderson Mid Cap Value Fund - Class N Shares	35,206	(9,468)	(562,090)	2,017,678
Janus Henderson Overseas Fund - Class N Shares	123,236	55,464	(1,746,138)	9,192,268
Janus Henderson Small Cap Value Fund - Class N Shares	14,227	(7,088)	(777,987)	3,334,587
Janus Henderson Triton Fund - Class N Shares	53,836	171,608	(913,536)	3,252,062
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	92,933	260,468	(1,092,731)	4,658,471
Total Equity Funds	$1,562,691	$796,245	$(14,218,744)	$75,399,303
Fixed Income Funds - 52.2%
Janus Henderson Flexible Bond Fund - Class N Shares	288,096	(71,954)	(80,315)	16,904,785
Janus Henderson Global Bond Fund - Class N Shares	(1,086,169)(2)	(132,455)	426,730	75,011,175
Janus Henderson Short-Term Bond Fund - Class N Shares	156,112	(30,877)	32,047	12,035,078
Total Fixed Income Funds	$(641,961)	$(235,286)	$378,462	$103,951,038
Total Affiliated Investments - 100.0%	$1,058,317	$477,135	$(14,758,873)	$198,981,084

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

(2) During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be tax return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a tax return of capital in the current reporting period.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

December 31, 2018

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 100.0%
Alternative Funds - 9.9%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,207,822	29,714	(207,470)	2,030,066
Equity Funds - 37.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,171,236	67,056	(110,409)	1,127,883
Janus Henderson Asia Equity - Class N Shares	132,459	12,284	(12,521)	132,222
Janus Henderson Contrarian - Class N Shares	159,653	14.189	(15,085)	158,757
Janus Henderson Emerging Markets - Class N Shares	436,697	17,992	(41,121)	413,568
Janus Henderson Enterprise Fund - Class N Shares	37,127	2,467	(3,503)	36,091
Janus Henderson Forty Fund - Class N Shares	63,181	5,189	(5,970)	62,400
Janus Henderson Global Real Estate - Class N Shares	367,139	17,843	(34,662)	350,320
Janus Henderson Global Research - Class N Shares	64,922	4,667	(6,127)	63,462
Janus Henderson Global Select - Class N Shares	313,136	51,670	(29,757)	335,049
Janus Henderson International Managed Volatility Fund - Class N Shares	694,990	34,490	(65,480)	664,000
Janus Henderson International Value Fund - Class N Shares	580,143	56,864	(54,854)	582,153
Janus Henderson Large Cap Value Fund - Class N Shares	451,091	87,206	(42,924)	495,372
Janus Henderson Mid Cap Value Fund - Class N Shares	151,758	23,418	(14,405)	160,771
Janus Henderson Overseas Fund - Class N Shares	364,827	7,048	(34,296)	337,579
Janus Henderson Small Cap Value Fund - Class N Shares	182,687	15,692	(17,250)	181,129
Janus Henderson Triton Fund - Class N Shares	129,474	9,634	(12,223)	126,885
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	482,800	42,061	(45,594)	479,267
Fixed Income Funds - 52.2%
Janus Henderson Flexible Bond Fund - Class N Shares	1,832,867	42,874	(173,346)	1,702,395
Janus Henderson Global Bond Fund - Class N Shares	8,826,050	142,150	(832,498)	8,135,702
Janus Henderson Short-Term Bond Fund - Class N Shares	4,382,622	83,287	(413,694)	4,052,215

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Allocation Fund - Conservative

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays Global Aggregate Bond Index	Bloomberg Barclays Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
Global Conservative Allocation Index

Global Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the Bloomberg Barclays Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies
Alternative Funds	$19,630,743	$-	$-
Equity Funds	75,399,303	-	-
Fixed Income Funds	103,951,038	-	-
Total Assets	$198,981,084	$-	$-

10	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Assets:
Affiliated investments, at value(1)	$198,981,084
Non-interested Trustees' deferred compensation	4,826
Receivables:
Investments sold	314,393
Dividends from affiliates	173,681
Fund shares sold	63,341
Other assets	1,765
Total Assets	199,539,090
Liabilities:
Payables:	—
Fund shares repurchased	339,821
Investments purchased	173,681
Transfer agent fees and expenses	32,072
Printing fees	21,477
Professional fees	17,561
12b-1 Distribution and shareholder servicing fees	13,495
Non-affiliated fund administration fees payable	9,745
Advisory fees	4,870
Non-interested Trustees' deferred compensation fees	4,826
Postage fees	4,527
Non-interested Trustees' fees and expenses	1,627
Accrued expenses and other payables	30,642
Total Liabilities	654,344
Net Assets	$198,884,746
Net Assets Consist of:
Capital (par value and paid-in surplus)	$196,421,416
Total distributable earnings (loss)	2,463,330
Total Net Assets	$198,884,746
Net Assets - Class A Shares	$4,339,249
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	375,560
Net Asset Value Per Share(2)	$11.55
Maximum Offering Price Per Share(3)	$12.25
Net Assets - Class C Shares	$13,980,637
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,232,693
Net Asset Value Per Share(2)	$11.34
Net Assets - Class D Shares	$156,831,866
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,524,716
Net Asset Value Per Share	$11.60
Net Assets - Class I Shares	$4,178,647
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	360,573
Net Asset Value Per Share	$11.59
Net Assets - Class S Shares	$899,883
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	78,297
Net Asset Value Per Share	$11.49
Net Assets - Class T Shares	$18,654,464
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,611,251
Net Asset Value Per Share	$11.58

(1) Includes cost of $198,731,216.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Allocation Fund - Conservative

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Dividends from affiliates	$1,058,317
Total Investment Income	1,058,317
Expenses:
Advisory fees	54,273
12b-1 Distribution and shareholder servicing fees:
Class A Shares	5,456
Class C Shares	74,641
Class S Shares	1,150
Transfer agent administrative fees and expenses:
Class D Shares	102,313
Class S Shares	1,150
Class T Shares	26,756
Transfer agent networking and omnibus fees:
Class A Shares	1,630
Class C Shares	5,839
Class I Shares	1,947
Other transfer agent fees and expenses:
Class A Shares	205
Class C Shares	634
Class D Shares	11,432
Class I Shares	117
Class S Shares	19
Class T Shares	225
Registration fees	65,444
Professional fees	18,922
Shareholder reports expense	11,960
Non-interested Trustees’ fees and expenses	2,587
Other expenses	(2,038)
Total Expenses	384,662
Less: Excess Expense Reimbursement and Waivers	(3,949)
Net Expenses	380,713
Net Investment Income/(Loss)	677,604
Net Realized Gain/(Loss) on Investments:
Investments in affiliates	477,135
Capital gain distributions from underlying funds	3,905,510
Total Net Realized Gain/(Loss) on Investments	4,382,645
Change in Unrealized Net Appreciation/Depreciation:
Investments in affiliates	(14,758,873)
Total Change in Unrealized Net Appreciation/Depreciation	(14,758,873)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(9,698,624)

See Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)(1)	$677,604	$3,274,747
Net realized gain/(loss) on investments(1)	4,382,645	6,097,121
Change in unrealized net appreciation/depreciation(1)	(14,758,873)	1,429,028
Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,698,624)	10,800,896
Dividends and Distributions to Shareholders(2)
Class A Shares	(162,163)	N/A
Class C Shares	(426,177)	N/A
Class D Shares	(6,066,748)	N/A
Class I Shares	(167,463)	N/A
Class S Shares	(33,042)	N/A
Class T Shares	(705,313)	N/A
Total Dividends and Distributions to Shareholders	(7,560,906)	N/A
Dividends from Net Investment Income(2)
Class A Shares	N/A	(67,795)
Class C Shares	N/A	(145,184)
Class D Shares	N/A	(2,995,876)
Class I Shares	N/A	(94,058)
Class S Shares	N/A	(18,686)
Class T Shares	N/A	(378,355)
Total Dividends from Net Investment Income	N/A	(3,699,954)
Distributions from Net Realized Gain from Investment Transactions(2)
Class A Shares	N/A	(184,616)
Class C Shares	N/A	(681,540)
Class D Shares	N/A	(7,386,834)
Class I Shares	N/A	(223,759)
Class S Shares	N/A	(59,625)
Class T Shares	N/A	(980,095)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(9,516,469)
Net Decrease from Dividends and Distributions to Shareholders	(7,560,906)	(13,216,423)
Capital Share Transactions:
Class A Shares	292,174	(46,486)
Class C Shares	(528,272)	(911,656)
Class D Shares	(7,243,029)	626,997
Class I Shares	(1,052,953)	591,616
Class S Shares	14,607	(578,569)
Class T Shares	(3,031,015)	(526,394)
Net Increase/(Decrease) from Capital Share Transactions	(11,548,488)	(844,492)
Net Increase/(Decrease) in Net Assets	(28,808,018)	(3,260,019)
Net Assets:
Beginning of period	227,692,764	230,952,783
End of period(3)	$198,884,746	$227,692,764

(1) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. See Note 1 for further details.

(2) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(3) Net assets - End of period includes undistributed (overdistributed) net investment income of $1,054,933 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.58	$12.73	$12.10	$12.83	$13.62	$12.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.16(2)	0.10	0.15	0.38	0.22
Net realized and unrealized gain/(loss)	(0.61)	0.43(2)	0.62	(0.11)	(0.55)	1.55
Total from Investment Operations	(0.58)	0.59	0.72	0.04	(0.17)	1.77
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.20)	(0.05)	(0.12)	(0.40)	(0.26)
Distributions (from capital gains)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)	(0.82)
Total Dividends and Distributions	(0.45)	(0.74)	(0.09)	(0.77)	(0.62)	(1.08)
Net Asset Value, End of Period	$11.55	$12.58	$12.73	$12.10	$12.83	$13.62
Total Return*	(4.63)%	4.55%	6.01%	0.41%	(1.25)%	14.20%
Net Assets, End of Period (in thousands)	$4,339	$4,407	$4,507	$11,944	$12,648	$13,197
Average Net Assets for the Period (in thousands)	$4,330	$4,494	$7,313	$11,826	$12,831	$12,167
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.44%	0.47%	0.46%	0.46%	0.46%	0.48%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.44%	0.47%	0.46%	0.46%	0.46%	0.48%
Ratio of Net Investment Income/(Loss)(3)	0.41%	1.27%(4)	0.83%	1.27%	2.86%	1.69%
Portfolio Turnover Rate	4%	14%	25%	5%	20%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.27 and 0.32 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 2.10% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.30	$12.47	$11.88	$12.64	$13.39	$12.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—(2)	0.07(3)	0.03	0.09	0.32	0.13
Net realized and unrealized gain/(loss)	(0.61)	0.41(3)	0.62	(0.13)	(0.53)	1.52
Total from Investment Operations	(0.61)	0.48	0.65	(0.04)	(0.21)	1.65
Less Dividends and Distributions:
Dividends (from net investment income)	—(2)	(0.11)	(0.02)	(0.07)	(0.32)	(0.17)
Distributions (from capital gains)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)	(0.82)
Total Dividends and Distributions	(0.35)	(0.65)	(0.06)	(0.72)	(0.54)	(0.99)
Net Asset Value, End of Period	$11.34	$12.30	$12.47	$11.88	$12.64	$13.39
Total Return*	(4.94)%	3.81%	5.50%	(0.18)%	(1.58)%	13.37%
Net Assets, End of Period (in thousands)	$13,981	$15,665	$16,752	$20,972	$20,866	$22,215
Average Net Assets for the Period (in thousands)	$14,815	$16,576	$18,722	$20,085	$22,092	$19,860
Ratios to Average Net Assets**:
Ratio of Gross Expenses(4)	1.21%	1.14%	1.00%	0.97%	0.86%	1.15%
Ratio of Net Expenses (After Waivers and Expense Offsets)(4)	1.21%	1.14%	1.00%	0.97%	0.86%	1.15%
Ratio of Net Investment Income/(Loss)(4)	(0.19)%	0.58%(5)	0.22%	0.72%	2.48%	1.03%
Portfolio Turnover Rate	4%	14%	25%	5%	20%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.18 and 0.30 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(4) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(5) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 1.41% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.63	$12.77	$12.18	$12.91	$13.70	$13.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.19(2)	0.11	0.18	0.41	0.26
Net realized and unrealized gain/(loss)	(0.60)	0.43(2)	0.63	(0.12)	(0.56)	1.55
Total from Investment Operations	(0.56)	0.62	0.74	0.06	(0.15)	1.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.22)	(0.11)	(0.14)	(0.42)	(0.29)
Distributions (from capital gains)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)	(0.82)
Total Dividends and Distributions	(0.47)	(0.76)	(0.15)	(0.79)	(0.64)	(1.11)
Net Asset Value, End of Period	$11.60	$12.63	$12.77	$12.18	$12.91	$13.70
Total Return*	(4.46)%	4.78%	6.19%	0.61%	(1.03)%	14.41%
Net Assets, End of Period (in thousands)	$156,832	$177,717	$178,971	$194,171	$217,150	$234,052
Average Net Assets for the Period (in thousands)	$169,244	$182,877	$184,411	$199,014	$226,112	$224,649
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.28%	0.27%	0.26%	0.27%	0.26%	0.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.27%	0.27%	0.26%	0.27%	0.26%	0.27%
Ratio of Net Investment Income/(Loss)(3)	0.69%	1.46%(4)	0.90%	1.45%	3.09%	1.93%
Portfolio Turnover Rate	4%	14%	25%	5%	20%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.30 and 0.32 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 2.29% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.63	$12.77	$12.18	$12.91	$13.71	$13.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.20(2)	0.10	0.19	0.35	0.26
Net realized and unrealized gain/(loss)	(0.61)	0.43(2)	0.65	(0.13)	(0.49)	1.55
Total from Investment Operations	(0.56)	0.63	0.75	0.06	(0.14)	1.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.23)	(0.12)	(0.14)	(0.44)	(0.29)
Distributions (from capital gains)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)	(0.82)
Total Dividends and Distributions	(0.48)	(0.77)	(0.16)	(0.79)	(0.66)	(1.11)
Net Asset Value, End of Period	$11.59	$12.63	$12.77	$12.18	$12.91	$13.71
Total Return*	(4.46)%	4.85%	6.29%	0.64%	(1.02)%	14.46%
Net Assets, End of Period (in thousands)	$4,179	$5,601	$5,078	$3,628	$4,266	$3,855
Average Net Assets for the Period (in thousands)	$4,923	$5,375	$4,411	$3,582	$5,162	$3,465
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.19%	0.22%	0.21%	0.20%	0.19%	0.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.19%	0.22%	0.21%	0.20%	0.19%	0.23%
Ratio of Net Investment Income/(Loss)(3)	0.82%	1.54%(4)	0.82%	1.54%	2.64%	1.98%
Portfolio Turnover Rate	4%	14%	25%	5%	20%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.31 and 0.32 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 2.37% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.51	$12.66	$12.07	$12.79	$13.58	$12.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.16(2)	0.07	0.13	0.34	0.20
Net realized and unrealized gain/(loss)	(0.64)	0.40(2)	0.63	(0.12)	(0.53)	1.54
Total from Investment Operations	(0.58)	0.56	0.70	0.01	(0.19)	1.74
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.17)	(0.07)	(0.08)	(0.38)	(0.25)
Distributions (from capital gains)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)	(0.82)
Total Dividends and Distributions	(0.44)	(0.71)	(0.11)	(0.73)	(0.60)	(1.07)
Net Asset Value, End of Period	$11.49	$12.51	$12.66	$12.07	$12.79	$13.58
Total Return*	(4.64)%	4.35%	5.84%	0.24%	(1.37)%	13.96%
Net Assets, End of Period (in thousands)	$900	$960	$1,541	$1,579	$2,499	$2,043
Average Net Assets for the Period (in thousands)	$912	$1,266	$1,573	$2,044	$2,123	$1,713
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.48%	0.68%	0.61%	0.62%	0.61%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.48%	0.64%	0.61%	0.61%	0.61%	0.62%
Ratio of Net Investment Income/(Loss)(3)	0.99%	1.28%(4)	0.58%	1.04%	2.61%	1.54%
Portfolio Turnover Rate	4%	14%	25%	5%	20%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.27 and 0.29 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 2.11% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.61	$12.75	$12.15	$12.89	$13.69	$13.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.18(2)	0.11	0.18	0.39	0.26
Net realized and unrealized gain/(loss)	(0.61)	0.43(2)	0.63	(0.13)	(0.55)	1.54
Total from Investment Operations	(0.57)	0.61	0.74	0.05	(0.16)	1.80
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.21)	(0.10)	(0.14)	(0.42)	(0.29)
Distributions (from capital gains)	(0.35)	(0.54)	(0.04)	(0.65)	(0.22)	(0.82)
Total Dividends and Distributions	(0.46)	(0.75)	(0.14)	(0.79)	(0.64)	(1.11)
Net Asset Value, End of Period	$11.58	$12.61	$12.75	$12.15	$12.89	$13.69
Total Return*	(4.57)%	4.71%	6.21%	0.51%	(1.13)%	14.35%
Net Assets, End of Period (in thousands)	$18,654	$23,342	$24,104	$29,425	$32,667	$30,011
Average Net Assets for the Period (in thousands)	$21,255	$23,661	$26,862	$30,113	$30,449	$26,955
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.38%	0.38%	0.36%	0.37%	0.36%	0.38%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.38%	0.35%	0.33%	0.27%	0.36%	0.29%
Ratio of Net Investment Income/(Loss)(3)	0.65%	1.41%(4)	0.91%	1.46%	2.91%	1.92%
Portfolio Turnover Rate	4%	14%	25%	5%	20%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.29 and 0.32 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 2.24% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Allocation Fund - Conservative (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a “fund of funds,” meaning substantially all of the Fund’s assets will be invested in other Janus Henderson funds (the “underlying funds”). The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

20	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

Revision of Previously Reported Financial Information

During the current reporting period, management identified an error whereby a return of capital adjustment from an underlying fund investment was not reclassified within the Statement of Operations for the year ended June 30, 2018. As a result of the mischaracterization, net investment income was overstated by $1,932,853, offset by an understatement of net realized gain on investments of $100,212 and an understatement of change in unrealized net appreciation of $1,832,641 for the year ended June 30, 2018. The ratio of net investment income within the Financial Highlights was also overstated by 0.83% for all share classes. There was no impact to net assets, total return or distributions declared and paid to shareholders. We believe that the error is not material to the Fund for the period impacted and have elected to revise our previously issued financial statements. The periods presented herein are based on revised financial results.

The following table presents the effect of the aforementioned revisions on the Statements of Changes in Net Assets for the year ended June 30, 2018:

For the year ended, June 30, 2018
	As Reported	Adjustments	As Revised
Net investment income/(loss)	$ 5,207,600	$ (1,932,853)	$ 3,274,747
Net realized gain/(loss) on investments	$ 5,996,909	$ 100,212	$ 6,097,121
Change in unrealized net appreciation/depreciation	$ (403,613)	$ 1,832,641	$ 1,429,028

Underlying Funds

The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows: 40% to equity investments, 55% to fixed-income securities and money market instruments, and 5% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Fund’s and underlying funds’ prospectuses available at janushenderson.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Fund’s shareholders.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that

Janus Investment Fund	21

Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.

Expenses

The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

22	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s and the underlying funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the

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Notes to Financial Statements (unaudited)

Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. Janus Capital does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to, custody, fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of Janus Capital; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and Janus Services on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund's daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $3,154.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $394.

3. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

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Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 200,234,395	$ 6,555,047	$ (7,808,358)	$ (1,253,311)

4. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	47,955	$ 586,822	60,641	$ 790,088
Reinvested dividends and distributions	13,214	152,225	18,731	236,765
Shares repurchased	(35,976)	(446,873)	(83,105)	(1,073,339)
Net Increase/(Decrease)	25,193	$ 292,174	(3,733)	$ (46,486)
Class C Shares:
Shares sold	102,858	$ 1,233,463	131,552	$ 1,661,420
Reinvested dividends and distributions	34,732	392,819	60,917	755,374
Shares repurchased	(178,141)	(2,154,554)	(262,743)	(3,328,450)
Net Increase/(Decrease)	(40,551)	$ (528,272)	(70,274)	$ (911,656)
Class D Shares:
Shares sold	389,771	$ 4,836,096	1,248,567	$16,221,454
Reinvested dividends and distributions	520,071	6,012,024	808,285	10,249,049
Shares repurchased	(1,455,641)	(18,091,149)	(1,997,589)	(25,843,506)
Net Increase/(Decrease)	(545,799)	$(7,243,029)	59,263	$ 626,997
Class I Shares:
Shares sold	50,938	$ 634,433	123,889	$ 1,599,425
Reinvested dividends and distributions	14,460	167,009	22,067	279,594
Shares repurchased	(148,392)	(1,854,395)	(99,977)	(1,287,403)
Net Increase/(Decrease)	(82,994)	$(1,052,953)	45,979	$ 591,616
Class S Shares:
Shares sold	3,957	$ 48,012	18,513	$ 238,285
Reinvested dividends and distributions	2,883	33,042	6,225	78,311
Shares repurchased	(5,322)	(66,447)	(69,748)	(895,165)
Net Increase/(Decrease)	1,518	$ 14,607	(45,010)	$ (578,569)
Class T Shares:
Shares sold	136,653	$ 1,694,695	404,956	$ 5,222,453
Reinvested dividends and distributions	60,326	696,156	104,995	1,329,238
Shares repurchased	(436,190)	(5,421,866)	(550,187)	(7,078,085)
Net Increase/(Decrease)	(239,211)	$(3,031,015)	(40,236)	$ (526,394)

5. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 8,363,446	$ 21,138,600	$ -	$ -

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

6. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Global Allocation Fund - Conservative

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

40	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

Janus Investment Fund	41

Janus Henderson Global Allocation Fund - Conservative

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

42	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Notes

NotesPage1

Janus Investment Fund	43

Janus Henderson Global Allocation Fund - Conservative

Notes

NotesPage2

44	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Conservative

Notes

NotesPage3

Janus Investment Fund	45

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93020 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Global Allocation Fund - Growth

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Allocation Fund - Growth

Janus Henderson Global Allocation Fund - Growth (unaudited)

FUND SNAPSHOT

This fund of funds offers broad global diversification for investors by utilizing the full spectrum of Janus Henderson's investment expertise and solutions, with the goal of providing higher risk-adjusted returns than the broad markets.

Enrique Chang co-portfolio manager	Ashwin Alankar co-portfolio manager

PERFORMANCE OVERVIEW

Janus Henderson Global Allocation Fund – Growth’s Class I Shares returned -8.51% for the six-month period ended December 31, 2018. This compares with a return of -9.02% for the MSCI All Country World IndexSM, the Fund’s primary benchmark, and a return of -7.13% for its secondary benchmark, the Global Growth Allocation Index, an internally calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (80%) and the Bloomberg Barclays Global Aggregate Bond Index (20%).

MARKET ENVIRONMENT

The period started with riskier assets on the ascendency as steady growth in the U.S. seemed to offset brewing economic weakness in other pockets of the global economy. While many regions struggled, several U.S. equity benchmarks reached record highs mid-period. The same heightened growth expectations, however, fueled concerns of an overheating economy with a spike in inflation being a potential side effect. Those fears pushed up U.S. Treasury yields, which, in turn negatively impacted stocks as investors feared elevated levels of corporate debt would weigh on earnings in a higher interest rate environment. Consequently, stocks sold off midway through the period and never regained their footing. All the while, the deleterious effects of a global trade war further caused investors to downgrade their growth expectations.

Benefiting from the shift toward a more cautious environment were safer asset classes, including U.S. Treasuries. After hitting an intra-period high of 3.24%, the yield on the U.S. 10-year note finished at 2.68%, 16 basis points (1 basis points equals 0.01%) below where it began. This produced a flattening yield curve as the 2-year note rose on the back of four rate hikes by the Federal Reserve (Fed). A broad bond market benchmark gained, driven by lower interest rates. Similarly, investment-grade credits delivered positive returns, while their high-yield peers suffered losses. Energy and materials led stocks lower. Historically defensive sectors health care and utilities eked out positive returns.

INVESTMENT PROCESS

Janus Henderson Global Allocation Fund – Growth invests across a broad set of Janus Henderson funds that span a wide range of global asset categories with a base allocation of 70% to 85% equity investments, 10% to 25% fixed income investments and 5% to 20% alternative investments that are rebalanced quarterly. The Fund is structured as a “fund of funds” portfolio that provides investors with broad, diversified exposure to various types of investments with an emphasis on managing investment risk. The Fund is also designed to blend the three core competencies that Janus Henderson practices as an organization: mathematically driven strategies, risk-managed strategies and fundamentally driven growth- and value-oriented strategies. We believe that combining these very different approaches in a single investment can potentially produce a portfolio with a unique and powerful performance profile.

The investment process involves setting return expectations for a broad range of Janus Henderson mutual funds that we believe best represent the full opportunity set available to today’s investor. We then establish an ideal “model” portfolio based upon the specific risk/return objective of Janus Henderson Global Allocation Fund – Growth. Finally, we select the appropriate Janus Henderson funds that replicate our desired exposure. The allocations assigned to each selected underlying fund are consistent with our view of current market conditions and the long-term trade-off between risk and reward potential that each of these investment types represent. However, as a result of changing market conditions, both the mix of underlying funds and the allocations to these funds will change from time to time. Any portfolio risk management process we’ve discussed includes an effort to monitor and manage risk

Janus Investment Fund	1

Janus Henderson Global Allocation Fund - Growth (unaudited)

and should not be confused with nor does it imply low risk or the ability to control risk.

PERFORMANCE DISCUSSION

The Fund outperformed its primary benchmark but underperformed its secondary benchmark during the six-month period. Gains were concentrated in the Janus Henderson Global Bond Fund and the Janus Henderson Forty Fund. Generating the most negative returns were the Janus Henderson Overseas Fund and the Janus Henderson International Value Fund. While all components of the strategy generated negative absolute performance during the period, the Global Bond Fund benefited from a late-year rally in government bonds. On the other end, international stocks were outpaced by U.S. stocks for most of the period as investors worried about slowing growth in key regions, particularly emerging markets.

OUTLOOK

Myriad forces at play in markets and the global economy have left investors scratching their heads and searching for some signs of clarity. Conflicting economic readings about the strength of the U.S. economy appear to be pulling investors in opposite directions: on one hand, slowing manufacturing activity points to a slowing economy; on the other hand, a robust job market points to continued strength in the U.S. economy.

The about-face in the Fed’s tone from hawkish to dovish contributed to uncertainty and thereby merited investor attention. Internationally, China’s announcement of fiscal and monetary stimuli reined in investor optimism; likewise, a steadily weakening Chinese economy, hallmarked by December’s manufacturing data, further fueled investors’ fears. The political complexities presented by the U.S. government shutdown and U.S.-China trade negotiations – or lack thereof – have carried over into the new year. Ascertaining clarity about the future in this “conflicting” environment is no easy task – should one side with the “bears” or the “bulls”?

Our options market signals are indicating a potential shift to a higher-risk, higher-volatility environment across bonds and equities. Both the expected tail loss and the expected tail gain implied by options prices have risen sharply. In such an environment, the amount of risk taken, first and foremost, must be scaled appropriately as a function of how much risk one is willing to take (i.e., how much capital one is willing to lose). A $100 investment in a 20% downside risk environment puts at risk the same amount of capital as a $200 investment in a 10% downside risk environment. As our options-based signals point to a higher-risk, higher-volatility regime going forward, notional allocations among growth, capital preservation and inflation-sensitive assets become very important and should represent the key investment theme going forward.

Thank you for investing in Janus Henderson Global Allocation Fund – Growth.

2	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth (unaudited)

Fund At A Glance

December 31, 2018

Holdings - (% of Net Assets)
Janus Henderson Global Bond Fund - Class N Shares	11.6%
Janus Henderson Overseas Fund - Class N Shares	10.5
Janus Henderson Diversified Alternatives Fund - Class N Shares	9.0
Janus Henderson Large Cap Value Fund - Class N Shares	6.6
Janus Henderson International Value Fund - Class N Shares	6.2
Janus Henderson International Managed Volatility Fund - Class N Shares	6.1
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	5.5
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	5.3
Janus Henderson Global Research - Class N Shares	5.0
Janus Henderson Global Select - Class N Shares	5.0
Janus Henderson Enterprise Fund - Class N Shares	4.4
Janus Henderson Global Real Estate - Class N Shares	4.3
Janus Henderson Emerging Markets - Class N Shares	4.2
Janus Henderson Small Cap Value Fund - Class N Shares	3.7
Janus Henderson Triton Fund - Class N Shares	3.7
Janus Henderson Contrarian - Class N Shares	3.0
Janus Henderson Mid Cap Value Fund - Class N Shares	2.4
Janus Henderson Forty Fund - Class N Shares	2.1
Janus Henderson Asia Equity - Class N Shares	1.5

Asset Allocation - (% of Net Assets)
Equity Funds	79.5%
Fixed Income Funds	11.6%
Alternative Funds	9.0%
Other	(0.1)%
100.0%

Janus Investment Fund	3

Janus Henderson Global Allocation Fund - Growth (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-8.59%	-8.40%	2.63%	8.39%	5.42%	1.18%	1.18%
Class A Shares at MOP	-13.84%	-13.67%	1.43%	7.75%	4.95%
Class C Shares at NAV	-8.90%	-9.03%	1.99%	7.63%	4.68%	1.94%	1.94%
Class C Shares at CDSC	-9.77%	-9.90%	1.99%	7.63%	4.68%
Class D Shares(1)	-8.53%	-8.22%	2.80%	8.57%	5.60%	0.99%	0.99%
Class I Shares	-8.51%	-8.19%	2.87%	8.51%	5.56%	0.92%	0.92%
Class S Shares	-8.67%	-8.54%	2.45%	8.20%	5.22%	1.37%	1.36%
Class T Shares	-8.55%	-8.30%	2.75%	8.51%	5.56%	1.09%	1.09%
MSCI All Country World Index	-9.02%	-9.42%	4.26%	9.46%	5.18%
Global Growth Allocation Index	-7.13%	-7.69%	3.71%	8.18%	5.02%
Morningstar Quartile - Class T Shares	-	3rd	2nd	1st	1st
Morningstar Ranking - based on total returns for World Allocation Funds	-	289/471	119/398	25/248	43/214

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

4	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Global Allocation Funds depends on that of the underlying funds. They are subject to the volatility of the financial markets. Because Janus Capital Management is the adviser to the Fund and to the underlying affiliated funds held within the Fund, it is subject to certain potential conflicts of interest.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 30, 2005

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Allocation Fund - Growth (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)††
Class A Shares	$1,000.00	$914.10	$2.07	$1,000.00	$1,023.04	$2.19	0.43%
Class C Shares	$1,000.00	$911.00	$5.83	$1,000.00	$1,019.11	$6.16	1.21%
Class D Shares	$1,000.00	$914.70	$1.35	$1,000.00	$1,023.79	$1.43	0.28%
Class I Shares	$1,000.00	$914.90	$1.01	$1,000.00	$1,024.15	$1.07	0.21%
Class S Shares	$1,000.00	$913.30	$2.70	$1,000.00	$1,022.38	$2.85	0.56%
Class T Shares	$1,000.00	$914.50	$1.79	$1,000.00	$1,023.34	$1.89	0.37%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

††	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

6	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Investment Companies£ – 100.1%
Alternative Funds – 9.0%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,153,621	$20,825,514
Equity Funds – 79.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,345,692	12,703,335
Janus Henderson Asia Equity - Class N Shares	360,171	3,400,011
Janus Henderson Contrarian - Class N Shares	422,529	7,030,875
Janus Henderson Emerging Markets - Class N Shares	1,110,705	9,674,242
Janus Henderson Enterprise Fund - Class N Shares	92,865	10,259,730
Janus Henderson Forty Fund - Class N Shares	157,210	4,824,772
Janus Henderson Global Real Estate - Class N Shares	928,630	9,834,189
Janus Henderson Global Research - Class N Shares	168,623	11,543,934
Janus Henderson Global Select - Class N Shares	885,795	11,506,481
Janus Henderson International Managed Volatility Fund - Class N Shares	1,754,725	14,107,987
Janus Henderson International Value Fund - Class N Shares	1,556,142	14,238,703
Janus Henderson Large Cap Value Fund - Class N Shares	1,299,531	15,295,479
Janus Henderson Mid Cap Value Fund - Class N Shares	435,554	5,466,203
Janus Henderson Overseas Fund - Class N Shares	890,406	24,245,766
Janus Henderson Small Cap Value Fund - Class N Shares	468,045	8,616,710
Janus Henderson Triton Fund - Class N Shares	330,461	8,469,714
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,267,842	12,323,420
		183,541,551
Fixed Income Funds – 11.6%
Janus Henderson Global Bond Fund - Class N Shares	2,901,398	26,750,888
Total Investments (total cost $222,459,728) – 100.1%		231,117,953
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(146,130)
Net Assets – 100%		$230,971,823

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Investment Companies - 100.1%
Alternative Funds - 9.0%
Janus Henderson Diversified Alternatives Fund - Class N Shares	$145,961	$(73,066)	$(983,979)	$20,825,514
Equity Funds - 79.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	287,427	(57,783)	(1,253,570)	12,703,335
Janus Henderson Asia Equity - Class N Shares	77,146	(16,232)	(752,482)	3,400,011
Janus Henderson Contrarian - Class N Shares	293,504	3,593	(1,406,761)	7,030,875
Janus Henderson Emerging Markets - Class N Shares	148,569	(75,842)	(1,128,811)	9,674,242
Janus Henderson Enterprise Fund - Class N Shares	36,977	76,520	(1,535,848)	10,259,730
Janus Henderson Forty Fund - Class N Shares	-	(18,457)	(791,893)	4,824,772
Janus Henderson Global Real Estate - Class N Shares	280,893	3,527	(1,090,348)	9,834,189
Janus Henderson Global Research - Class N Shares	118,235	51,135	(1,995,152)	11,543,934
Janus Henderson Global Select - Class N Shares	236,281	33,583	(2,990,120)	11,506,481
Janus Henderson International Managed Volatility Fund - Class N Shares	270,713	14,712	(1,993,198)	14,107,987
Janus Henderson International Value Fund - Class N Shares	664,816	(52,676)	(2,772,147)	14,238,703
Janus Henderson Large Cap Value Fund - Class N Shares	534,346	(35,966)	(3,944,790)	15,295,479
Janus Henderson Mid Cap Value Fund - Class N Shares	95,405	(28,154)	(1,524,496)	5,466,203
Janus Henderson Overseas Fund - Class N Shares	325,549	(142,344)	(4,306,914)	24,245,766
Janus Henderson Small Cap Value Fund - Class N Shares	36,770	(30,763)	(2,000,655)	8,616,710
Janus Henderson Triton Fund - Class N Shares	140,423	60,279	(2,003,717)	8,469,714
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	245,878	99,521	(2,311,625)	12,323,420
Total Equity Funds	$3,792,932	$(115,347)	$(33,802,527)	$183,541,551
Fixed Income Funds - 11.6%
Janus Henderson Global Bond Fund - Class N Shares	(367,423)(2)	(8,226)	110,336	26,750,888
Total Affiliated Investments - 100.1%	$3,571,470	$(196,639)	$(34,676,170)	$231,117,953

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

(2) During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be tax return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a tax return of capital in the current reporting period.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

December 31, 2018

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 100.1%
Alternative Funds - 9.0%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,265,734	54,334	(166,447)	2,153,621
Equity Funds - 79.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,351,894	93,655	(99,857)	1,345,692
Janus Henderson Asia Equity - Class N Shares	349,022	37,094	(25,945)	360,171
Janus Henderson Contrarian - Class N Shares	411,025	42,037	(30,533)	422,529
Janus Henderson Emerging Markets - Class N Shares	1,134,498	59,905	(83,698)	1,110,705
Janus Henderson Enterprise Fund - Class N Shares	92,405	7,301	(6,841)	92,865
Janus Henderson Forty Fund - Class N Shares	153,968	14,671	(11,429)	157,210
Janus Henderson Global Real Estate - Class N Shares	941,483	56,789	(69,642)	928,630
Janus Henderson Global Research - Class N Shares	166,866	14,122	(12,365)	168,623
Janus Henderson Global Select - Class N Shares	800,742	145,175	(60,122)	885,795
Janus Henderson International Managed Volatility Fund - Class N Shares	1,776,800	109,068	(131,143)	1,754,725
Janus Henderson International Value Fund - Class N Shares	1,500,367	167,184	(111,409)	1,556,142
Janus Henderson Large Cap Value Fund - Class N Shares	1,145,120	240,448	(86,037)	1,299,531
Janus Henderson Mid Cap Value Fund - Class N Shares	397,814	67,482	(29,742)	435,554
Janus Henderson Overseas Fund - Class N Shares	930,879	28,003	(68,476)	890,406
Janus Henderson Small Cap Value Fund - Class N Shares	456,733	45,170	(33,858)	468,045
Janus Henderson Triton Fund - Class N Shares	326,178	28,461	(24,178)	330,461
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,235,719	123,748	(91,625)	1,267,842
Fixed Income Funds - 11.6%
Janus Henderson Global Bond Fund - Class N Shares	3,044,878	81,125	(224,605)	2,901,398

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Allocation Fund - Growth

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays Global Aggregate Bond Index	Bloomberg Barclays Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
Global Growth Allocation Index

Global Growth Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (80%) and the Bloomberg Barclays Global Aggregate Bond Index (20%).

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies
Alternative Funds	$20,825,514	$-	$-
Equity Funds	183,541,551	-	-
Fixed Income Funds	26,750,888	-	-
Total Assets	$231,117,953	$-	$-

10	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Assets:
Affiliated investments, at value(1)	$231,117,953
Non-interested Trustees' deferred compensation	5,608
Receivables:
Investments sold	474,070
Fund shares sold	83,191
Dividends from affiliates	36,484
Other assets	2,165
Total Assets	231,719,471
Liabilities:
Payables:	—
Fund shares repurchased	547,402
Transfer agent fees and expenses	42,081
Investments purchased	36,156
Printing fees	31,051
Professional fees	17,563
Advisory fees	10,397
Non-affiliated fund administration fees payable	9,745
Postage fees	8,430
12b-1 Distribution and shareholder servicing fees	7,316
Non-interested Trustees' deferred compensation fees	5,608
Non-interested Trustees' fees and expenses	1,960
Accrued expenses and other payables	29,939
Total Liabilities	747,648
Net Assets	$230,971,823
Net Assets Consist of:
Capital (par value and paid-in surplus)	$215,467,423
Total distributable earnings (loss)	15,504,400
Total Net Assets	$230,971,823
Net Assets - Class A Shares	$4,300,595
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	346,709
Net Asset Value Per Share(2)	$12.40
Maximum Offering Price Per Share(3)	$13.16
Net Assets - Class C Shares	$6,682,575
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	548,309
Net Asset Value Per Share(2)	$12.19
Net Assets - Class D Shares	$188,133,354
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,056,967
Net Asset Value Per Share	$12.49
Net Assets - Class I Shares	$13,561,391
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,086,211
Net Asset Value Per Share	$12.49
Net Assets - Class S Shares	$2,333,698
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	189,227
Net Asset Value Per Share	$12.33
Net Assets - Class T Shares	$15,960,210
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,278,797
Net Asset Value Per Share	$12.48

(1) Includes cost of $222,459,728.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Allocation Fund - Growth

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Dividends from affiliates	$3,571,470
Total Investment Income	3,571,470
Expenses:
Advisory fees	65,054
12b-1 Distribution and shareholder servicing fees:
Class A Shares	5,627
Class C Shares	35,871
Class S Shares	2,913
Transfer agent administrative fees and expenses:
Class D Shares	126,882
Class S Shares	2,913
Class T Shares	23,683
Transfer agent networking and omnibus fees:
Class A Shares	1,882
Class C Shares	3,670
Class I Shares	7,750
Other transfer agent fees and expenses:
Class A Shares	222
Class C Shares	330
Class D Shares	22,023
Class I Shares	415
Class S Shares	34
Class T Shares	265
Registration fees	64,310
Shareholder reports expense	19,193
Professional fees	19,191
Non-interested Trustees’ fees and expenses	3,373
Other expenses	(2,128)
Total Expenses	403,473
Net Investment Income/(Loss)	3,167,997
Net Realized Gain/(Loss) on Investments:
Investments in affiliates	(196,639)
Capital gain distributions from underlying funds	9,845,704
Total Net Realized Gain/(Loss) on Investments	9,649,065
Change in Unrealized Net Appreciation/Depreciation:
Investments in affiliates	(34,676,170)
Total Change in Unrealized Net Appreciation/Depreciation	(34,676,170)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(21,859,108)

See Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)(1)	$3,167,997	$4,384,611
Net realized gain/(loss) on investments(1)	9,649,065	8,936,885
Change in unrealized net appreciation/depreciation(1)	(34,676,170)	8,145,927
Net Increase/(Decrease) in Net Assets Resulting from Operations	(21,859,108)	21,467,423
Dividends and Distributions to Shareholders(2)
Class A Shares	(216,186)	N/A
Class C Shares	(293,578)	N/A
Class D Shares	(9,580,752)	N/A
Class I Shares	(713,109)	N/A
Class S Shares	(114,440)	N/A
Class T Shares	(815,797)	N/A
Total Dividends and Distributions to Shareholders	(11,733,862)	N/A
Dividends from Net Investment Income(2)
Class A Shares	N/A	(80,498)
Class C Shares	N/A	(66,079)
Class D Shares	N/A	(4,382,912)
Class I Shares	N/A	(170,579)
Class S Shares	N/A	(43,921)
Class T Shares	N/A	(354,487)
Total Dividends from Net Investment Income	N/A	(5,098,476)
Distributions from Net Realized Gain from Investment Transactions(2)
Class A Shares	N/A	(186,434)
Class C Shares	N/A	(216,639)
Class D Shares	N/A	(9,239,877)
Class I Shares	N/A	(342,149)
Class S Shares	N/A	(111,023)
Class T Shares	N/A	(769,740)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(10,865,862)
Net Decrease from Dividends and Distributions to Shareholders	(11,733,862)	(15,964,338)
Capital Share Transactions:
Class A Shares	265,662	400,950
Class C Shares	448,648	2,633,572
Class D Shares	(4,530,062)	998,775
Class I Shares	1,455,924	8,206,238
Class S Shares	642,659	(588,638)
Class T Shares	(735,218)	220,702
Net Increase/(Decrease) from Capital Share Transactions	(2,452,387)	11,871,599
Net Increase/(Decrease) in Net Assets	(36,045,357)	17,374,684
Net Assets:
Beginning of period	267,017,180	249,642,496
End of period(3)	$230,971,823	$267,017,180

(1) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. See Note 1 for further details.

(2) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(3) Net assets - End of period includes undistributed (overdistributed) net investment income of $(74,388) as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.28	$13.98	$12.71	$14.44	$15.28	$13.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.22(2)	0.16	0.14	0.33	0.20
Net realized and unrealized gain/(loss)	(1.40)	0.98(2)	1.42	(0.59)	(0.42)	2.38
Total from Investment Operations	(1.23)	1.20	1.58	(0.45)	(0.09)	2.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.27)	(0.16)	(0.13)	(0.29)	(0.24)
Distributions (from capital gains)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)	(0.25)
Total Dividends and Distributions	(0.65)	(0.90)	(0.31)	(1.28)	(0.75)	(0.49)
Net Asset Value, End of Period	$12.40	$14.28	$13.98	$12.71	$14.44	$15.28
Total Return*	(8.59)%	8.58%	12.68%	(3.07)%	(0.48)%	19.82%
Net Assets, End of Period (in thousands)	$4,301	$4,637	$4,151	$5,421	$4,279	$4,437
Average Net Assets for the Period (in thousands)	$4,466	$4,446	$5,171	$4,273	$4,341	$3,583
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.43%	0.46%	0.44%	0.45%	0.44%	0.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.43%	0.46%	0.44%	0.45%	0.44%	0.46%
Ratio of Net Investment Income/(Loss)(3)	2.39%	1.53%(4)	1.23%	1.05%	2.25%	1.41%
Portfolio Turnover Rate	7%	12%	35%	6%	19%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.25 and 0.95 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 1.75% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.00	$13.74	$12.49	$14.19	$15.03	$13.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.10(2)	0.06	0.10	0.22	0.11
Net realized and unrealized gain/(loss)	(1.35)	0.98(2)	1.40	(0.58)	(0.41)	2.31
Total from Investment Operations	(1.25)	1.08	1.46	(0.48)	(0.19)	2.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.19)	(0.06)	(0.07)	(0.19)	(0.14)
Distributions (from capital gains)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)	(0.25)
Total Dividends and Distributions	(0.56)	(0.82)	(0.21)	(1.22)	(0.65)	(0.39)
Net Asset Value, End of Period	$12.19	$14.00	$13.74	$12.49	$14.19	$15.03
Total Return*	(8.90)%	7.84%	11.94%	(3.36)%	(1.18)%	18.79%
Net Assets, End of Period (in thousands)	$6,683	$7,166	$4,486	$4,907	$5,639	$5,508
Average Net Assets for the Period (in thousands)	$7,118	$5,467	$4,679	$5,296	$5,594	$4,944
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.21%	1.14%	1.07%	0.75%	1.23%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	1.21%	1.14%	1.07%	0.75%	1.23%	1.21%
Ratio of Net Investment Income/(Loss)(3)	1.45%	0.69%(4)	0.48%	0.79%	1.52%	0.80%
Portfolio Turnover Rate	7%	12%	35%	6%	19%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.13 and 0.95 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 0.91% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.39	$14.08	$12.80	$14.53	$15.36	$13.26
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.25(2)	0.16	0.16	0.36	0.25
Net realized and unrealized gain/(loss)	(1.41)	0.99(2)	1.44	(0.59)	(0.42)	2.36
Total from Investment Operations	(1.23)	1.24	1.60	(0.43)	(0.06)	2.61
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.30)	(0.17)	(0.15)	(0.31)	(0.26)
Distributions (from capital gains)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)	(0.25)
Total Dividends and Distributions	(0.67)	(0.93)	(0.32)	(1.30)	(0.77)	(0.51)
Net Asset Value, End of Period	$12.49	$14.39	$14.08	$12.80	$14.53	$15.36
Total Return*	(8.53)%	8.79%	12.81%	(2.89)%	(0.24)%	19.95%
Net Assets, End of Period (in thousands)	$188,133	$219,870	$213,929	$205,275	$230,323	$249,215
Average Net Assets for the Period (in thousands)	$209,917	$222,712	$206,525	$211,703	$239,451	$234,801
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.28%	0.27%	0.28%	0.29%	0.28%	0.29%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.28%	0.27%	0.28%	0.29%	0.28%	0.29%
Ratio of Net Investment Income/(Loss)(3)	2.49%	1.71%(4)	1.22%	1.24%	2.43%	1.72%
Portfolio Turnover Rate	7%	12%	35%	6%	19%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.28 and 0.96 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 1.93% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.39	$14.08	$12.80	$14.54	$15.37	$13.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.21(2)	0.16	0.19	0.36	0.27
Net realized and unrealized gain/(loss)	(1.39)	1.04(2)	1.45	(0.61)	(0.40)	2.35
Total from Investment Operations	(1.22)	1.25	1.61	(0.42)	(0.04)	2.62
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.31)	(0.18)	(0.17)	(0.33)	(0.27)
Distributions (from capital gains)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)	(0.25)
Total Dividends and Distributions	(0.68)	(0.94)	(0.33)	(1.32)	(0.79)	(0.52)
Net Asset Value, End of Period	$12.49	$14.39	$14.08	$12.80	$14.54	$15.37
Total Return*	(8.44)%	8.90%	12.89%	(2.88)%	(0.18)%	20.03%
Net Assets, End of Period (in thousands)	$13,561	$14,180	$6,052	$4,413	$6,527	$5,944
Average Net Assets for the Period (in thousands)	$15,665	$9,393	$4,925	$5,441	$6,226	$5,413
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.21%	0.20%	0.20%	0.22%	0.21%	0.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.21%	0.20%	0.20%	0.22%	0.21%	0.23%
Ratio of Net Investment Income/(Loss)(3)	2.32%	1.44%(4)	1.22%	1.43%	2.42%	1.86%
Portfolio Turnover Rate	7%	12%	35%	6%	19%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.24 and 1.01 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 1.66% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.20	$13.91	$12.64	$14.37	$15.21	$13.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.22(2)	0.12	0.09	0.34	0.20
Net realized and unrealized gain/(loss)	(1.41)	0.95(2)	1.42	(0.55)	(0.45)	2.34
Total from Investment Operations	(1.24)	1.17	1.54	(0.46)	(0.11)	2.54
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.25)	(0.12)	(0.12)	(0.27)	(0.21)
Distributions (from capital gains)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)	(0.25)
Total Dividends and Distributions	(0.63)	(0.88)	(0.27)	(1.27)	(0.73)	(0.46)
Net Asset Value, End of Period	$12.33	$14.20	$13.91	$12.64	$14.37	$15.21
Total Return*	(8.67)%	8.38%	12.44%	(3.20)%	(0.62)%	19.60%
Net Assets, End of Period (in thousands)	$2,334	$2,034	$2,533	$2,355	$2,083	$1,807
Average Net Assets for the Period (in thousands)	$2,310	$2,398	$2,488	$2,736	$2,166	$1,763
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.56%	0.65%	0.61%	0.63%	0.62%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.56%	0.64%	0.61%	0.63%	0.62%	0.63%
Ratio of Net Investment Income/(Loss)(3)	2.50%	1.53%(4)	0.90%	0.73%	2.29%	1.42%
Portfolio Turnover Rate	7%	12%	35%	6%	19%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.25 and 0.92 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 1.75% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.37	$14.06	$12.78	$14.51	$15.35	$13.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.24(2)	0.16	0.17	0.34	0.22
Net realized and unrealized gain/(loss)	(1.39)	0.99(2)	1.43	(0.60)	(0.41)	2.39
Total from Investment Operations	(1.23)	1.23	1.59	(0.43)	(0.07)	2.61
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.29)	(0.16)	(0.15)	(0.31)	(0.26)
Distributions (from capital gains)	(0.48)	(0.63)	(0.15)	(1.15)	(0.46)	(0.25)
Total Dividends and Distributions	(0.66)	(0.92)	(0.31)	(1.30)	(0.77)	(0.51)
Net Asset Value, End of Period	$12.48	$14.37	$14.06	$12.78	$14.51	$15.35
Total Return*	(8.55)%	8.74%	12.77%	(2.94)%	(0.36)%	19.93%
Net Assets, End of Period (in thousands)	$15,960	$19,131	$18,491	$17,505	$23,231	$18,521
Average Net Assets for the Period (in thousands)	$18,807	$18,582	$17,409	$19,056	$19,670	$14,295
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.37%	0.37%	0.36%	0.37%	0.37%	0.38%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.37%	0.34%	0.33%	0.30%	0.37%	0.33%
Ratio of Net Investment Income/(Loss)(3)	2.28%	1.63%(4)	1.17%	1.25%	2.29%	1.52%
Portfolio Turnover Rate	7%	12%	35%	6%	19%	13%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.27 and 0.96 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 1.85% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Allocation Fund - Growth (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a “fund of funds,” meaning substantially all of the Fund’s assets will be invested in other Janus Henderson funds (the “underlying funds”). The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

20	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

Revision of Previously Reported Financial Information

During the current reporting period, management identified an error whereby a return of capital adjustment from an underlying fund investment was not reclassified within the Statement of Operations for the year ended June 30, 2018. As a result of the mischaracterization, net investment income was overstated by $590,571, offset by an understatement of net realized gain on investments of $27,174 and an understatement of change in unrealized net appreciation of $563,397 for the year ended June 30, 2018. The ratio of net investment income within the Financial Highlights was also overstated by 0.22% for all share classes. There was no impact to net assets, total return or distributions declared and paid to shareholders. We believe that the error is not material to the Fund for the period impacted and have elected to revise our previously issued financial statements. The periods presented herein are based on revised financial results.

The following table presents the effect of the aforementioned revisions on the Statements of Changes in Net Assets for the year ended June 30, 2018:

For the year ended, June 30, 2018
	As Reported	Adjustments	As Revised
Net investment income/(loss)	$ 4,975,182	$ (590,571)	$ 4,384,611
Net realized gain/(loss) on investments	$ 8,909,711	$ 27,174	$ 8,936,885
Change in unrealized net appreciation/depreciation	$ 7,582,530	$ 563,397	$ 8,145,927

Underlying Funds

The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows: 75% to equity investments, 15% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Fund’s and underlying funds’ prospectuses available at janushenderson.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Fund’s shareholders.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that

Janus Investment Fund	21

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.

Expenses

The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

22	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s and the underlying funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Janus Investment Fund	23

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. Janus Capital does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to, custody, fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of Janus Capital; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and Janus Services on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance

24	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

Officer and compliance staff are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund's daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $664.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $1,219.

3. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Investment Fund	25

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 225,065,070	$14,960,883	$ (8,908,000)	$ 6,052,883

4. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	40,335	$ 547,380	77,428	$ 1,130,462
Reinvested dividends and distributions	17,170	211,882	18,348	261,091
Shares repurchased	(35,515)	(493,600)	(68,019)	(990,603)
Net Increase/(Decrease)	21,990	$ 265,662	27,757	$ 400,950
Class C Shares:
Shares sold	85,552	$ 1,133,743	242,155	$ 3,442,545
Reinvested dividends and distributions	23,732	287,871	19,512	272,971
Shares repurchased	(72,803)	(972,966)	(76,308)	(1,081,944)
Net Increase/(Decrease)	36,481	$ 448,648	185,359	$ 2,633,572
Class D Shares:
Shares sold	236,633	$ 3,345,641	789,959	$11,554,733
Reinvested dividends and distributions	763,411	9,489,204	942,789	13,500,735
Shares repurchased	(1,224,518)	(17,364,907)	(1,645,937)	(24,056,693)
Net Increase/(Decrease)	(224,474)	$(4,530,062)	86,811	$ 998,775
Class I Shares:
Shares sold	515,793	$ 7,378,871	675,097	$ 9,957,619
Reinvested dividends and distributions	57,416	713,109	35,208	503,829
Shares repurchased	(472,544)	(6,636,056)	(154,505)	(2,255,210)
Net Increase/(Decrease)	100,665	$ 1,455,924	555,800	$ 8,206,238
Class S Shares:
Shares sold	38,178	$ 549,282	11,574	$ 166,432
Reinvested dividends and distributions	9,327	114,440	10,942	154,944
Shares repurchased	(1,533)	(21,063)	(61,439)	(910,014)
Net Increase/(Decrease)	45,972	$ 642,659	(38,923)	$ (588,638)
Class T Shares:
Shares sold	262,800	$ 3,793,193	498,813	$ 7,267,930
Reinvested dividends and distributions	64,570	801,963	75,522	1,079,957
Shares repurchased	(380,113)	(5,330,374)	(557,800)	(8,127,185)
Net Increase/(Decrease)	(52,743)	$ (735,218)	16,535	$ 220,702

5. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$18,610,601	$ 19,191,545	$ -	$ -

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Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

6. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

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Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

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Notes

NotesPage2

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Notes

NotesPage3

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93021 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Allocation Fund - Moderate

Janus Henderson Global Allocation Fund - Moderate (unaudited)

FUND SNAPSHOT

This fund of funds offers broad global diversification for investors by utilizing the full spectrum of Janus Henderson’s investment expertise and solutions, with the goal of providing higher risk-adjusted returns than the broad markets.

Enrique Chang co-portfolio manager	Ashwin Alankar co-portfolio manager

PERFORMANCE OVERVIEW

Janus Henderson Global Allocation Fund – Moderate’s Class I Shares returned -6.45% for the six-month period ended December 31, 2018. This compares with a return of -9.02% for its primary benchmark, the MSCI All Country World IndexSM, and a -5.25% return for its secondary benchmark, the Global Moderate Allocation Index, an internally calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays Global Aggregate Bond Index (40%).

MARKET ENVIRONMENT

The period started with riskier assets on the ascendency as steady growth in the U.S. seemed to offset brewing economic weakness in other pockets of the global economy. While many regions struggled, several U.S. equity benchmarks reached record highs mid-period. The same heightened growth expectations, however, fueled concerns of an overheating economy with a spike in inflation being a potential side effect. Those fears pushed up U.S. Treasury yields, which, in turn negatively impacted stocks as investors feared elevated levels of corporate debt would weigh on earnings in a higher interest rate environment. Consequently, stocks sold off midway through the period and never regained their footing. All the while, the deleterious effects of a global trade war further caused investors to downgrade their growth expectations.

Benefiting from the shift toward a more cautious environment were safer asset classes, including U.S. Treasuries. After hitting an intra-period high of 3.24%, the yield on the U.S. 10-year note finished at 2.68%, 16 basis points (1 basis point equals 0.01%) below where it began. This produced a flattening yield curve as the 2-year note rose on the back of four rate hikes by the Federal Reserve (Fed). A broad bond market benchmark gained, driven by lower interest rates. Similarly, investment-grade credits delivered positive returns, while their high-yield peers suffered losses. Energy and materials led stocks lower. Historically defensive sectors health care and utilities eked out positive returns.

INVESTMENT PROCESS

Janus Henderson Global Allocation Fund – Moderate invests across a broad set of Janus Henderson funds that span a wide range of global asset categories with a base allocation of 45% to 65% equity investments, 30% to 45% fixed income investments and 5% to 20% alternative investments that are rebalanced quarterly. The Fund is structured as a “fund of funds” portfolio that provides investors with broad, diversified exposure to various types of investments with an emphasis on managing investment risk. The Fund is also designed to blend the three core competencies that Janus Henderson practices as an organization: mathematically driven strategies, risk-managed strategies and fundamentally driven growth- and value-oriented strategies. We believe that combining these very different approaches in a single investment can potentially produce a portfolio with a unique and powerful performance profile.

The investment process involves setting return expectations for a broad range of Janus Henderson mutual funds that we believe best represent the full opportunity set available to today’s investor. We then establish an ideal “model” portfolio based upon the specific risk/return objective of Janus Henderson Global Allocation Fund – Moderate. Finally, we select the appropriate Janus Henderson funds that replicate our desired exposure. The allocations assigned to each selected underlying fund are consistent with our view of current market conditions and the long-term trade-off between risk and reward potential that each of these investment types represent. However, as a result of changing market conditions, both the mix of underlying funds and the allocations to these funds will change from time to time. Any portfolio risk management process we’ve discussed includes an effort to monitor and manage risk

Janus Investment Fund	1

Janus Henderson Global Allocation Fund - Moderate (unaudited)

and should not be confused with, nor does it imply, low risk or the ability to control risk.

PERFORMANCE DISCUSSION

The Fund outperformed its primary benchmark but underperformed its secondary benchmark during the six-month period. Gains were largely driven by the Janus Henderson Short-Term Bond Fund, which benefited from the flight to quality that defined the latter part of the six-month period. Generating the most negative returns were the Janus Henderson Overseas Fund and the Janus Henderson Diversified Alternatives Fund. In the case of the former, international stocks were outpaced by U.S. stocks for most of the period as investors worried about slowing growth in key regions, particularly emerging markets. With regard to Diversified Alternatives, many of the relationships underpinning the risk premia comprised within the strategy broke down during the period. Chief among these were small-cap stocks underperforming larger-cap names.

OUTLOOK

Myriad forces at play in markets and the global economy have left investors scratching their heads and searching for some signs of clarity. Conflicting economic readings about the strength of the U.S. economy appear to be pulling investors in opposite directions: on one hand, slowing manufacturing activity points to a slowing economy; on the other hand, a robust job market points to continued strength in the U.S. economy.

The about-face in the Fed’s tone from hawkish to dovish contributed to uncertainty and thereby merited investor attention. Internationally, China’s announcement of fiscal and monetary stimuli reined in investor optimism; likewise, a steadily weakening Chinese economy, hallmarked by December’s manufacturing data, further fueled investors’ fears. The political complexities presented by the U.S. government shutdown and U.S.-China trade negotiations – or lack thereof – have carried over into the new year. Ascertaining clarity about the future in this “conflicting” environment is no easy task – should one side with the “bears” or the “bulls”?

Our options market signals are indicating a potential shift to a higher-risk, higher-volatility environment across bonds and equities. Both the expected tail loss and the expected tail gain implied by options prices have risen sharply. In such an environment, the amount of risk taken, first and foremost, must be scaled appropriately as a function of how much risk one is willing to take (i.e., how much capital one is willing to lose). A $100 investment in a 20% downside risk environment puts at risk the same amount of capital as a $200 investment in a 10% downside risk environment. As our options-based signals point to a higher-risk, higher-volatility regime going forward, notional allocations among growth, capital preservation and inflation-sensitive assets become very important and should represent the key investment theme going forward.

Thank you for investing in Janus Henderson Global Allocation Fund – Moderate.

2	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Fund At A Glance

December 31, 2018

Holdings - (% of Net Assets)
Janus Henderson Global Bond Fund - Class N Shares	29.1%
Janus Henderson Diversified Alternatives Fund - Class N Shares	11.3
Janus Henderson Overseas Fund - Class N Shares	7.3
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	5.4
Janus Henderson Large Cap Value Fund - Class N Shares	4.6
Janus Henderson International Value Fund - Class N Shares	4.3
Janus Henderson International Managed Volatility Fund - Class N Shares	4.3
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	3.7
Janus Henderson Global Select - Class N Shares	3.5
Janus Henderson Global Research - Class N Shares	3.4
Janus Henderson Enterprise Fund - Class N Shares	3.1
Janus Henderson Short-Term Bond Fund - Class N Shares	3.1
Janus Henderson Global Real Estate - Class N Shares	2.9
Janus Henderson Emerging Markets - Class N Shares	2.8
Janus Henderson Triton Fund - Class N Shares	2.6
Janus Henderson Small Cap Value Fund - Class N Shares	2.5
Janus Henderson Contrarian - Class N Shares	2.1
Janus Henderson Mid Cap Value Fund - Class N Shares	1.6
Janus Henderson Forty Fund - Class N Shares	1.4
Janus Henderson Asia Equity - Class N Shares	1.0

Asset Allocation - (% of Net Assets)
Equity Funds	56.6%
Fixed Income Funds	32.1%
Alternative Funds	11.3%
Other	(0.0)%
100.0%

Janus Investment Fund	3

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-6.53%	-6.82%	2.30%	7.51%	5.36%	1.17%	1.16%
Class A Shares at MOP	-11.92%	-12.18%	1.09%	6.87%	4.88%
Class C Shares at NAV	-6.88%	-7.45%	1.67%	6.76%	4.62%	1.92%	1.92%
Class C Shares at CDSC	-7.77%	-8.34%	1.67%	6.76%	4.62%
Class D Shares(1)	-6.44%	-6.58%	2.50%	7.69%	5.55%	0.98%	0.97%
Class I Shares	-6.45%	-6.59%	2.54%	7.62%	5.50%	0.92%	0.91%
Class S Shares	-6.62%	-6.90%	2.14%	7.30%	5.14%	1.35%	1.33%
Class T Shares	-6.53%	-6.74%	2.43%	7.62%	5.50%	1.08%	1.08%
MSCI All Country World Index	-9.02%	-9.42%	4.26%	9.46%	5.18%
Global Moderate Allocation Index	-5.25%	-6.00%	3.12%	6.84%	4.77%
Morningstar Quartile - Class T Shares	-	2nd	2nd	1st	1st
Morningstar Ranking - based on total returns for World Allocation Funds	-	139/471	169/398	59/248	45/214

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest,

4	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Performance

foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Global Allocation Funds depends on that of the underlying funds. They are subject to the volatility of the financial markets. Because Janus Capital Management is the adviser to the Fund and to the underlying affiliated funds held within the Fund, it is subject to certain potential conflicts of interest.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 30, 2005

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$934.70	$2.19	$1,000.00	$1,022.94	$2.29	0.45%
Class C Shares	$1,000.00	$931.20	$5.79	$1,000.00	$1,019.21	$6.06	1.19%
Class D Shares	$1,000.00	$935.60	$1.27	$1,000.00	$1,023.89	$1.33	0.26%
Class I Shares	$1,000.00	$935.50	$1.07	$1,000.00	$1,024.10	$1.12	0.22%
Class S Shares	$1,000.00	$933.80	$2.78	$1,000.00	$1,022.33	$2.91	0.57%
Class T Shares	$1,000.00	$934.70	$1.80	$1,000.00	$1,023.34	$1.89	0.37%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Investment Companies£ – 100.0%
Alternative Funds – 11.3%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,672,219	$25,840,354
Equity Funds – 56.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,311,220	12,377,915
Janus Henderson Asia Equity - Class N Shares	241,407	2,278,883
Janus Henderson Contrarian - Class N Shares	283,909	4,724,249
Janus Henderson Emerging Markets - Class N Shares	745,228	6,490,936
Janus Henderson Enterprise Fund - Class N Shares	64,002	7,070,952
Janus Henderson Forty Fund - Class N Shares	104,811	3,216,642
Janus Henderson Global Real Estate - Class N Shares	633,398	6,707,685
Janus Henderson Global Research - Class N Shares	113,971	7,802,475
Janus Henderson Global Select - Class N Shares	609,404	7,916,161
Janus Henderson International Managed Volatility Fund - Class N Shares	1,213,218	9,754,270
Janus Henderson International Value Fund - Class N Shares	1,073,382	9,821,450
Janus Henderson Large Cap Value Fund - Class N Shares	902,079	10,617,466
Janus Henderson Mid Cap Value Fund - Class N Shares	288,698	3,623,165
Janus Henderson Overseas Fund - Class N Shares	611,161	16,641,916
Janus Henderson Small Cap Value Fund - Class N Shares	315,856	5,814,910
Janus Henderson Triton Fund - Class N Shares	230,142	5,898,538
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	871,906	8,474,923
		129,232,536
Fixed Income Funds – 32.1%
Janus Henderson Global Bond Fund - Class N Shares	7,194,328	66,331,708
Janus Henderson Short-Term Bond Fund - Class N Shares	2,355,422	6,995,603
		73,327,311
Total Investments (total cost $223,719,084) – 100.0%		228,400,201
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(109,270)
Net Assets – 100%		$228,290,931

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Investment Companies - 100.0%
Alternative Funds - 11.3%
Janus Henderson Diversified Alternatives Fund - Class N Shares	$179,676	$(70,060)	$(1,230,425)	$25,840,354
Equity Funds - 56.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	277,812	7,314	(1,272,165)	12,377,915
Janus Henderson Asia Equity - Class N Shares	51,280	628	(510,251)	2,278,883
Janus Henderson Contrarian - Class N Shares	195,581	8,623	(941,791)	4,724,249
Janus Henderson Emerging Markets - Class N Shares	98,858	(32,923)	(764,733)	6,490,936
Janus Henderson Enterprise Fund - Class N Shares	25,273	86,499	(1,081,605)	7,070,952
Janus Henderson Forty Fund - Class N Shares	-	(14,375)	(520,305)	3,216,642
Janus Henderson Global Real Estate - Class N Shares	189,718	28,790	(761,144)	6,707,685
Janus Henderson Global Research - Class N Shares	79,253	65,394	(1,366,023)	7,802,475
Janus Henderson Global Select - Class N Shares	161,205	64,366	(2,078,916)	7,916,161
Janus Henderson International Managed Volatility Fund - Class N Shares	185,670	46,670	(1,400,329)	9,754,270
Janus Henderson International Value Fund - Class N Shares	454,832	23,284	(1,952,461)	9,821,450
Janus Henderson Large Cap Value Fund - Class N Shares	367,810	1,156	(2,737,944)	10,617,466
Janus Henderson Mid Cap Value Fund - Class N Shares	62,713	(9,017)	(1,009,984)	3,623,165
Janus Henderson Overseas Fund - Class N Shares	221,606	1,549	(3,019,875)	16,641,916
Janus Henderson Small Cap Value Fund - Class N Shares	24,613	(6,457)	(1,351,152)	5,814,910
Janus Henderson Triton Fund - Class N Shares	96,985	73,282	(1,413,024)	5,898,538
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	167,719	282,405	(1,789,239)	8,474,923
Total Equity Funds	$2,660,928	$627,188	$(23,970,941)	$129,232,536
Fixed Income Funds - 32.1%
Janus Henderson Global Bond Fund - Class N Shares	(925,204)(2)	16,157	263,198	66,331,708
Janus Henderson Short-Term Bond Fund - Class N Shares	89,072	(9,834)	10,127	6,995,603
Total Fixed Income Funds	$(836,132)	$6,323	$273,325	$73,327,311
Total Affiliated Investments - 100.0%	$2,004,472	$563,451	$(24,928,041)	$228,400,201

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

(2) During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be tax return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a tax return of capital in the current reporting period.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

December 31, 2018

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 100.0%
Alternative Funds - 11.3%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,803,372	34,149	(165,302)	2,672,219
Equity Funds - 56.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,313,377	75,372	(77,529)	1,311,220
Janus Henderson Asia Equity - Class N Shares	233,272	21,953	(13,818)	241,407
Janus Henderson Contrarian - Class N Shares	275,397	24,812	(16,300)	283,909
Janus Henderson Emerging Markets - Class N Shares	759,051	31,001	(44,824)	745,228
Janus Henderson Enterprise Fund - Class N Shares	63,506	4,251	(3,755)	64,002
Janus Henderson Forty Fund - Class N Shares	102,359	8,511	(6,059)	104,811
Janus Henderson Global Real Estate - Class N Shares	640,287	30,986	(37,875)	633,398
Janus Henderson Global Research - Class N Shares	112,463	8,158	(6,650)	113,971
Janus Henderson Global Select - Class N Shares	549,318	92,710	(32,624)	609,404
Janus Henderson International Managed Volatility Fund - Class N Shares	1,224,860	60,647	(72,289)	1,213,218
Janus Henderson International Value Fund - Class N Shares	1,031,716	102,621	(60,955)	1,073,382
Janus Henderson Large Cap Value Fund - Class N Shares	792,268	156,737	(46,926)	902,079
Janus Henderson Mid Cap Value Fund - Class N Shares	262,832	41,416	(15,550)	288,698
Janus Henderson Overseas Fund - Class N Shares	637,123	11,620	(37,582)	611,161
Janus Henderson Small Cap Value Fund - Class N Shares	307,284	26,723	(18,151)	315,856
Janus Henderson Triton Fund - Class N Shares	226,518	17,023	(13,399)	230,142
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	847,229	74,728	(50,051)	871,906
Fixed Income Funds - 32.1%
Janus Henderson Global Bond Fund - Class N Shares	7,528,969	111,167	(445,808)	7,194,328
Janus Henderson Short-Term Bond Fund - Class N Shares	2,457,405	43,597	(145,580)	2,355,422

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Allocation Fund - Moderate

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays Global Aggregate Bond Index	Bloomberg Barclays Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
Global Moderate Allocation Index

Global Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays Global Aggregate Bond Index (40%).

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies
Alternative Funds	$25,840,354	$-	$-
Equity Funds	129,232,536	-	-
Fixed Income Funds	73,327,311	-	-
Total Assets	$228,400,201	$-	$-

10	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Assets:
Affiliated investments, at value(1)	$228,400,201
Non-interested Trustees' deferred compensation	5,513
Receivables:
Fund shares sold	1,165,605
Dividends from affiliates	103,615
Due from adviser	14,841
Other assets	2,042
Total Assets	229,691,817
Liabilities:
Payables:	—
Investments purchased	800,277
Fund shares repurchased	443,072
Transfer agent fees and expenses	38,556
Professional fees	17,624
Printing fees	15,747
Advisory fees	10,113
12b-1 Distribution and shareholder servicing fees	7,988
Postage fees	6,921
Non-interested Trustees' deferred compensation fees	5,513
Non-interested Trustees' fees and expenses	1,862
Accrued expenses and other payables	53,213
Total Liabilities	1,400,886
Net Assets	$228,290,931
Net Assets Consist of:
Capital (par value and paid-in surplus)	$218,867,283
Total distributable earnings (loss)	9,423,648
Total Net Assets	$228,290,931
Net Assets - Class A Shares	$10,994,138
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	941,994
Net Asset Value Per Share(2)	$11.67
Maximum Offering Price Per Share(3)	$12.38
Net Assets - Class C Shares	$6,269,772
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	543,747
Net Asset Value Per Share(2)	$11.53
Net Assets - Class D Shares	$187,311,606
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,961,054
Net Asset Value Per Share	$11.74
Net Assets - Class I Shares	$5,113,189
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	436,221
Net Asset Value Per Share	$11.72
Net Assets - Class S Shares	$2,362,352
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	203,961
Net Asset Value Per Share	$11.58
Net Assets - Class T Shares	$16,239,874
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,387,447
Net Asset Value Per Share	$11.70

(1) Includes cost of $223,719,084.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Allocation Fund - Moderate

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Dividends from affiliates	$2,004,472
Total Investment Income	2,004,472
Expenses:
Advisory fees	62,253
12b-1 Distribution and shareholder servicing fees:
Class A Shares	12,143
Class C Shares	34,925
Class S Shares	3,139
Transfer agent administrative fees and expenses:
Class D Shares	123,458
Class S Shares	3,139
Class T Shares	21,971
Transfer agent networking and omnibus fees:
Class A Shares	3,879
Class C Shares	2,687
Class I Shares	3,521
Other transfer agent fees and expenses:
Class A Shares	424
Class C Shares	300
Class D Shares	16,899
Class I Shares	168
Class S Shares	33
Class T Shares	219
Registration fees	67,866
Professional fees	19,039
Shareholder reports expense	15,928
Non-interested Trustees’ fees and expenses	3,035
Other expenses	(2,177)
Total Expenses	392,849
Less: Excess Expense Reimbursement and Waivers	(18,777)
Net Expenses	374,072
Net Investment Income/(Loss)	1,630,400
Net Realized Gain/(Loss) on Investments:
Investments in affiliates	563,451
Capital gain distributions from underlying funds	6,789,668
Total Net Realized Gain/(Loss) on Investments	7,353,119
Change in Unrealized Net Appreciation/Depreciation:
Investments in affiliates	(24,928,041)
Total Change in Unrealized Net Appreciation/Depreciation	(24,928,041)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(15,944,522)

See Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)(1)	$1,630,400	$3,983,566
Net realized gain/(loss) on investments(1)	7,353,119	8,625,991
Change in unrealized net appreciation/depreciation(1)	(24,928,041)	4,350,014
Net Increase/(Decrease) in Net Assets Resulting from Operations	(15,944,522)	16,959,571
Dividends and Distributions to Shareholders(2)
Class A Shares	(399,784)	N/A
Class C Shares	(227,468)	N/A
Class D Shares	(8,696,404)	N/A
Class I Shares	(274,397)	N/A
Class S Shares	(103,458)	N/A
Class T Shares	(758,051)	N/A
Total Dividends and Distributions to Shareholders	(10,459,562)	N/A
Dividends from Net Investment Income(2)
Class A Shares	N/A	(162,401)
Class C Shares	N/A	(72,289)
Class D Shares	N/A	(3,762,515)
Class I Shares	N/A	(84,132)
Class S Shares	N/A	(36,717)
Class T Shares	N/A	(305,938)
Total Dividends from Net Investment Income	N/A	(4,423,992)
Distributions from Net Realized Gain from Investment Transactions(2)
Class A Shares	N/A	(539,306)
Class C Shares	N/A	(420,903)
Class D Shares	N/A	(11,134,497)
Class I Shares	N/A	(239,981)
Class S Shares	N/A	(137,474)
Class T Shares	N/A	(940,943)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(13,413,104)
Net Decrease from Dividends and Distributions to Shareholders	(10,459,562)	(17,837,096)
Capital Share Transactions:
Class A Shares	1,994,510	(515,255)
Class C Shares	(378,254)	(678,710)
Class D Shares	(3,633,101)	940,547
Class I Shares	(1,057,201)	2,458,274
Class S Shares	(65,982)	(120,905)
Class T Shares	424,696	(1,018,552)
Net Increase/(Decrease) from Capital Share Transactions	(2,715,332)	1,065,399
Net Increase/(Decrease) in Net Assets	(29,119,416)	187,874
Net Assets:
Beginning of period	257,410,347	257,222,473
End of period(3)	$228,290,931	$257,410,347

(1) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. See Note 1 for further details.

(2) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(3) Net assets - End of period includes undistributed (overdistributed) net investment income of $589,137 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.07	$13.14	$12.20	$13.49	$14.29	$12.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.18(2)	0.12	0.14	0.37	0.21
Net realized and unrealized gain/(loss)	(0.94)	0.67(2)	1.01	(0.35)	(0.50)	1.88
Total from Investment Operations	(0.86)	0.85	1.13	(0.21)	(0.13)	2.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.21)	(0.11)	(0.13)	(0.34)	(0.23)
Distributions (from capital gains)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)	(0.15)
Total Dividends and Distributions	(0.54)	(0.92)	(0.19)	(1.08)	(0.67)	(0.38)
Net Asset Value, End of Period	$11.67	$13.07	$13.14	$12.20	$13.49	$14.29
Total Return*	(6.53)%	6.53%	9.47%	(1.45)%	(0.87)%	16.79%
Net Assets, End of Period (in thousands)	$10,994	$10,021	$10,563	$13,911	$14,913	$11,593
Average Net Assets for the Period (in thousands)	$9,641	$10,557	$12,118	$13,573	$13,942	$9,885
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.45%	0.46%	0.44%	0.44%	0.44%	0.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.45%	0.46%	0.44%	0.44%	0.44%	0.43%
Ratio of Net Investment Income/(Loss)(3)	1.24%	1.34%(4)	0.93%	1.13%	2.71%	1.53%
Portfolio Turnover Rate	5%	14%	32%	5%	21%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.25 and 0.60 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 1.89% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.86	$12.95	$12.02	$13.29	$14.08	$12.40
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.10(2)	0.03	0.10	0.24	0.11
Net realized and unrealized gain/(loss)	(0.92)	0.64(2)	1.01	(0.35)	(0.47)	1.85
Total from Investment Operations	(0.89)	0.74	1.04	(0.25)	(0.23)	1.96
Less Dividends and Distributions:
Dividends (from net investment income)	—(3)	(0.12)	(0.03)	(0.07)	(0.23)	(0.13)
Distributions (from capital gains)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)	(0.15)
Total Dividends and Distributions	(0.44)	(0.83)	(0.11)	(1.02)	(0.56)	(0.28)
Net Asset Value, End of Period	$11.53	$12.86	$12.95	$12.02	$13.29	$14.08
Total Return*	(6.88)%	5.74%	8.77%	(1.77)%	(1.58)%	15.92%
Net Assets, End of Period (in thousands)	$6,270	$7,341	$8,036	$9,432	$11,648	$11,120
Average Net Assets for the Period (in thousands)	$6,935	$8,036	$8,504	$10,518	$11,146	$10,017
Ratios to Average Net Assets**:
Ratio of Gross Expenses(4)	1.19%	1.13%	1.10%	0.77%	1.20%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)(4)	1.19%	1.13%	1.10%	0.77%	1.20%	1.14%
Ratio of Net Investment Income/(Loss)(4)	0.52%	0.73%(5)	0.25%	0.78%	1.76%	0.86%
Portfolio Turnover Rate	5%	14%	32%	5%	21%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.17 and 0.57 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Less than $0.005 on a per share basis.

(4) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(5) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 1.28% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.16	$13.22	$12.28	$13.57	$14.36	$12.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.21(2)	0.14	0.16	0.38	0.24
Net realized and unrealized gain/(loss)	(0.94)	0.68(2)	1.02	(0.35)	(0.49)	1.89
Total from Investment Operations	(0.85)	0.89	1.16	(0.19)	(0.11)	2.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.24)	(0.14)	(0.15)	(0.35)	(0.25)
Distributions (from capital gains)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)	(0.15)
Total Dividends and Distributions	(0.57)	(0.95)	(0.22)	(1.10)	(0.68)	(0.40)
Net Asset Value, End of Period	$11.74	$13.16	$13.22	$12.28	$13.57	$14.36
Total Return*	(6.44)%	6.77%	9.67%	(1.26)%	(0.71)%	17.04%
Net Assets, End of Period (in thousands)	$187,312	$212,763	$212,552	$222,254	$251,092	$276,135
Average Net Assets for the Period (in thousands)	$204,222	$218,363	$214,793	$229,378	$264,375	$261,560
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.27%	0.27%	0.26%	0.27%	0.26%	0.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income/(Loss)(3)	1.35%	1.56%(4)	1.09%	1.28%	2.75%	1.77%
Portfolio Turnover Rate	5%	14%	32%	5%	21%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.28 and 0.61 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 2.11% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.15	$13.22	$12.28	$13.57	$14.36	$12.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.20(2)	0.15	0.17	0.40	0.26
Net realized and unrealized gain/(loss)	(0.92)	0.69(2)	1.02	(0.35)	(0.50)	1.87
Total from Investment Operations	(0.85)	0.89	1.17	(0.18)	(0.10)	2.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.25)	(0.15)	(0.16)	(0.36)	(0.25)
Distributions (from capital gains)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)	(0.15)
Total Dividends and Distributions	(0.58)	(0.96)	(0.23)	(1.11)	(0.69)	(0.40)
Net Asset Value, End of Period	$11.72	$13.15	$13.22	$12.28	$13.57	$14.36
Total Return*	(6.45)%	6.77%	9.73%	(1.20)%	(0.65)%	17.10%
Net Assets, End of Period (in thousands)	$5,113	$6,856	$4,457	$3,740	$4,684	$5,384
Average Net Assets for the Period (in thousands)	$6,419	$5,072	$4,244	$4,214	$5,525	$5,595
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.22%	0.21%	0.21%	0.22%	0.20%	0.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.22%	0.20%	0.21%	0.22%	0.20%	0.22%
Ratio of Net Investment Income/(Loss)(3)	1.07%	1.50%(4)	1.19%	1.36%	2.86%	1.89%
Portfolio Turnover Rate	5%	14%	32%	5%	21%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.27 and 0.62 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 2.05% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.97	$13.05	$12.12	$13.40	$14.19	$12.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.16(2)	0.09	0.11	0.32	0.19
Net realized and unrealized gain/(loss)	(0.93)	0.66(2)	1.02	(0.34)	(0.47)	1.85
Total from Investment Operations	(0.86)	0.82	1.11	(0.23)	(0.15)	2.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.19)	(0.10)	(0.10)	(0.31)	(0.19)
Distributions (from capital gains)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)	(0.15)
Total Dividends and Distributions	(0.53)	(0.90)	(0.18)	(1.05)	(0.64)	(0.34)
Net Asset Value, End of Period	$11.58	$12.97	$13.05	$12.12	$13.40	$14.19
Total Return*	(6.62)%	6.31%	9.30%	(1.57)%	(1.03)%	16.53%
Net Assets, End of Period (in thousands)	$2,362	$2,695	$2,821	$2,574	$3,234	$2,580
Average Net Assets for the Period (in thousands)	$2,492	$2,722	$2,702	$2,927	$3,017	$2,839
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.57%	0.64%	0.61%	0.61%	0.61%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.57%	0.62%	0.60%	0.61%	0.61%	0.60%
Ratio of Net Investment Income/(Loss)(3)	1.09%	1.17%(4)	0.72%	0.88%	2.31%	1.40%
Portfolio Turnover Rate	5%	14%	32%	5%	21%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.23 and 0.59 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 1.72% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.12	$13.19	$12.25	$13.53	$14.33	$12.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.21(2)	0.13	0.16	0.37	0.23
Net realized and unrealized gain/(loss)	(0.94)	0.66(2)	1.02	(0.34)	(0.49)	1.88
Total from Investment Operations	(0.86)	0.87	1.15	(0.18)	(0.12)	2.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.23)	(0.13)	(0.15)	(0.35)	(0.24)
Distributions (from capital gains)	(0.44)	(0.71)	(0.08)	(0.95)	(0.33)	(0.15)
Total Dividends and Distributions	(0.56)	(0.94)	(0.21)	(1.10)	(0.68)	(0.39)
Net Asset Value, End of Period	$11.70	$13.12	$13.19	$12.25	$13.53	$14.33
Total Return*	(6.53)%	6.64%	9.60%	(1.23)%	(0.80)%	16.96%
Net Assets, End of Period (in thousands)	$16,240	$17,735	$18,793	$20,446	$25,197	$23,236
Average Net Assets for the Period (in thousands)	$17,440	$18,214	$19,231	$22,603	$24,674	$20,305
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	0.37%	0.37%	0.36%	0.36%	0.36%	0.36%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.37%	0.33%	0.32%	0.27%	0.36%	0.30%
Ratio of Net Investment Income/(Loss)(3)	1.25%	1.50%(4)	1.03%	1.27%	2.69%	1.72%
Portfolio Turnover Rate	5%	14%	32%	5%	21%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported amounts of 0.28 and 0.59 per share for Net investment income/(loss) and Net realized and unrealized gain/(loss), respectively.  See Note 1 for further details.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

(4) The amount previously reported in the Fund’s 2018 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Fund’s 2018 Annual Report, the Fund reported 2.05% for Ratio of Net Investment Income/(Loss).  See Note 1 for further details.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Allocation Fund - Moderate (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a “fund of funds,” meaning substantially all of the Fund’s assets will be invested in other Janus Henderson funds (the “underlying funds”). The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through growth of capital and income. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

20	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

Revision of Previously Reported Financial Information

During the current reporting period, management identified an error whereby a return of capital adjustment from an underlying fund investment was not reclassified within the Statement of Operations for the year ended June 30, 2018. As a result of the mischaracterization, net investment income was overstated by $1,450,453, offset by an understatement of net realized gain on investments of $59,337, and an understatement of change in unrealized net appreciation of $1,391,116 for the year ended June 30, 2018. The ratio of net investment income within the Financial Highlights was also overstated by 0.55% for all share classes. There was no impact to net assets, total return or distributions declared and paid to shareholders. We believe that the error is not material to the Fund for the period impacted and have elected to revise our previously issued financial statements. The periods presented herein are based on revised financial results.

The following table presents the effect of the aforementioned revisions on the Statements of Changes in Net Assets for the year ended June 30, 2018:

For the year ended, June 30, 2018
	As Reported	Adjustments	As Revised
Net investment income/(loss)	$ 5,434,019	$ (1,450,453)	$ 3,983,566
Net realized gain/(loss) on investments	$ 8,566,654	$ 59,337	$ 8,625,991
Change in unrealized net appreciation/depreciation	$ 2,958,898	$ 1,391,116	$ 4,350,014

Underlying Funds

The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows: 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Fund’s and underlying funds’ prospectuses available at janushenderson.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Fund’s shareholders.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that

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Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the year. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.

Expenses

The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

22	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.12% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s and the underlying funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

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Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. Janus Capital does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to, custody, fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of Janus Capital; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and Janus Services on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance

24	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

Officer and compliance staff are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund's daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $857.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $178.

3. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Investment Fund	25

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 225,606,539	$11,129,049	$ (8,335,387)	$ 2,793,662

4. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	233,827	$ 2,758,496	72,342	$ 972,433
Reinvested dividends and distributions	26,535	308,602	41,639	544,632
Shares repurchased	(84,895)	(1,072,588)	(151,075)	(2,032,320)
Net Increase/(Decrease)	175,467	$ 1,994,510	(37,094)	$ (515,255)
Class C Shares:
Shares sold	74,166	$ 916,803	52,451	$ 690,300
Reinvested dividends and distributions	18,629	214,042	36,028	465,118
Shares repurchased	(119,703)	(1,509,099)	(138,542)	(1,834,128)
Net Increase/(Decrease)	(26,908)	$ (378,254)	(50,063)	$ (678,710)
Class D Shares:
Shares sold	228,625	$ 2,948,783	997,012	$13,450,795
Reinvested dividends and distributions	734,746	8,589,180	1,121,836	14,752,146
Shares repurchased	(1,173,470)	(15,171,064)	(2,023,302)	(27,262,394)
Net Increase/(Decrease)	(210,099)	$(3,633,101)	95,546	$ 940,547
Class I Shares:
Shares sold	40,595	$ 521,791	254,685	$ 3,416,448
Reinvested dividends and distributions	23,419	273,536	23,119	303,785
Shares repurchased	(149,094)	(1,852,528)	(93,728)	(1,261,959)
Net Increase/(Decrease)	(85,080)	$(1,057,201)	184,076	$ 2,458,274
Class S Shares:
Shares sold	5,855	$ 74,419	15,425	$ 205,482
Reinvested dividends and distributions	8,965	103,458	13,410	174,191
Shares repurchased	(18,647)	(243,859)	(37,307)	(500,578)
Net Increase/(Decrease)	(3,827)	$ (65,982)	(8,472)	$ (120,905)
Class T Shares:
Shares sold	195,374	$ 2,543,509	415,917	$ 5,585,145
Reinvested dividends and distributions	63,338	738,525	90,579	1,188,390
Shares repurchased	(222,792)	(2,857,338)	(579,684)	(7,792,087)
Net Increase/(Decrease)	35,920	$ 424,696	(73,188)	$ (1,018,552)

5. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$11,711,474	$ 14,968,605	$ -	$ -

26	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

6. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

38	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Janus Investment Fund	39

Janus Henderson Global Allocation Fund - Moderate

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson Global Allocation Fund - Moderate

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

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Janus Henderson Global Allocation Fund - Moderate

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Janus Henderson Global Allocation Fund - Moderate

Notes

NotesPage1

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Janus Henderson Global Allocation Fund - Moderate

Notes

NotesPage2

44	DECEMBER 31, 2018

Janus Henderson Global Allocation Fund - Moderate

Notes

NotesPage3

Janus Investment Fund	45

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93022 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Global Bond Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Bond Fund

Janus Henderson Global Bond Fund (unaudited)

FUND SNAPSHOT

We believe a fundamentally driven, corporate and sovereign investment process can generate risk-adjusted outperformance and capital preservation over time. Our comprehensive, bottom-up view complements traditional top-down decision making, seeking to provide a sustainable competitive advantage.

Ryan Myerberg co-portfolio manager	Christopher Diaz co-portfolio manager

PERFORMANCE SUMMARY

During the six-month period ended December 31, 2018, Janus Henderson Global Bond Fund’s Class I Shares returned -0.83% compared with 0.26% for the Fund’s primary benchmark, the Bloomberg Barclays Global Aggregate Bond Index.

MARKET ENVIRONMENT

The period began with positive corporate earnings and a moderation in supply supporting corporate credit performance. Both the Federal Reserve (Fed) and Bank of England raised benchmark rates. Treasury yields climbed and most other developed market rates followed. This included Italian government bonds, which were pressured by political challenges and a budget that set the country at odds with the European Commission. Slowing economic growth in Europe and China and weakening U.S. data shook investor confidence later in the period. U.S.-China trade relations, Brexit and Italian politics generated additional uncertainty. Central banks continued to withdraw liquidity, with the European Central Bank (ECB) confirming the end of its asset purchase program, and the Fed raising interest rates for the ninth time this hiking cycle. Fed rhetoric added to market volatility as it created concern over the possibility that the central bank might maintain its hiking cadence despite economic and market weakness.

Weakness in equity markets and increasing risk premiums contributed to widening corporate credit spreads (the difference in yield between a security and its underlying risk-free benchmark). Global investment-grade spreads widened nearly 24% from June. High yield fared worse, widening 38%, due in part to a late-period plunge in oil prices. As financial conditions tightened, liquidity became more challenged, exacerbating market volatility late in the period, and investors turned to “risk-free” assets. After reaching a high of 3.24%, the yield on the 10-year Treasury note finished December at 2.68%, down from 2.86% in June. The yield between the 10-year and 2-year Treasury notes narrowed to 19 basis points (one basis point equals 0.01%). The German sovereign curve generally flattened, with the yield on the 10-year bund closing the period at 0.24%, down from 0.30%.

PERFORMANCE DISCUSSION

The Fund underperformed its primary benchmark, the Bloomberg Barclays Global Aggregate Bond Index, during the six-month period.

Tightening financial conditions, diminished liquidity and the downgrades of two large U.S. investment-grade complexes helped to confirm our view that we are progressing through the later stages of the credit cycle. Given our late-cycle concerns and the darkening global macroeconomic backdrop, we continued lowering the Fund’s risk exposure during the period. We reduced our corporate bond allocation to just 8% by year-end and increased our sovereign exposure to approximately 70%. We extended duration (a measure of sensitivity to changes in interest rates) to 101% versus the index.

Our currency positioning was a leading detractor from relative performance. In particular, our exposure to the Colombian peso detracted as the Fed’s continued tightening and diminishing liquidity challenged emerging markets in general. Slowing global growth and rapidly declining oil prices in the latter half of the period also weighed on the currency, and we closed our position by year-end.

At the asset class level, an allocation to commercial mortgage-backed securities weighed most on relative results. Our position in Starwood Retail Property Trust, which is collateralized by four shopping malls, was negatively impacted by general weakness in brick-and-mortar retail and the tightening in capital markets. We grew increasingly concerned with Starwood’s ability to refinance its deal and extend its debt maturity, and substantially reduced our position by period end.

Janus Investment Fund	1

Janus Henderson Global Bond Fund (unaudited)

Our modest out-of-index allocation to high-yield corporate credit further weighed on relative results. We seek higher-quality, high-yield names, with consistent free-cash-flow generation potential and management teams committed to paying down debt, but even those names were challenged amid the dramatic spread widening in the asset class. On a single name basis, one of the leading detractors for the period was Freeport-McMoRan. The copper miner’s balance sheet improvement progress was overshadowed by fears of a slowdown in China coupled with trade war uncertainty, given that China consumes a significant portion of the world’s copper. We appreciate the value of Freeport’s assets, and ultimately expect the miner to benefit from limited supply and growing demand for copper – an essential component of electric vehicles – as the electrification of vehicles accelerates. We also like the company’s commitment to deleveraging and expect it to eventually result in investment-grade ratings.

Our sovereign bond allocation aided performance, particularly amid the late-period flight to quality. We were long “risk-free” duration across the globe and our overweight allocation and security selection proved beneficial. At the issuer level, U.S. Treasuries were a leading contributor to performance; our overweight allocation benefited from the rally in certain parts of the Treasury curve. Our allocations to the government bonds of Japan, Australia and Canada were also accretive as yields generally fell. In a period where risk-off sentiment ultimately prevailed, our large underweight and more conservative security selection in investment-grade corporate credit was also a strong contributor to relative results.

DERIVATIVES USAGE

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset. During the period, the Fund invested in forward foreign currency exchange contracts, swaps, futures and options. These derivatives were used for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to increase and decrease the Fund’s exposure to a particular market, to manage and adjust the risk profile of the Fund related to an investment or currency exposure, to adjust currency exposure relative to the benchmark index, and to earn income and enhance returns. During the period, our use of derivatives detracted from relative results.

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

We expect mounting late-cycle challenges and slowing global economic growth, unresolved trade disputes, Brexit uncertainties and the potential for Fed policy error to create bouts of volatility in the months ahead. As we venture further into quantitative tightening by the major central banks, we anticipate the removal of liquidity from the broader economy coupled with diminished liquidity in fixed income trading to exacerbate that volatility.

Monitoring U.S. economic data, particularly inflation figures, as well as Fed rhetoric will be key in assessing the likelihood of the Fed hiking in excess of what is warranted and potentially accelerating a U.S. slowdown, versus it pausing in 2019. We view the balance between GDP growth and inflationary pressures as critical, considering risk assets will come under greater pressure should growth slow and inflation rise. Continued dollar weakness could be the greatest threat to the currently benign inflation environment.

Despite recent corporate credit spread widening, we generally do not believe current levels offer just compensation for the stated risk factors and the likely increase in defaults and downgrades to come. Amid these challenges, we believe defensive positioning is prudent. We intend to mitigate spread-product risk to our highest-conviction positions, emphasizing liquid issuers higher on the ratings spectrum, with limited cyclicality of earnings, strong balance sheets and a commitment to deleveraging. Given varying degrees of central bank postures, our goal is to capitalize on attractive relative value opportunities in both rates and currencies.

While these volatile periods should present opportunities, a nimble approach to investing balanced by a robust risk management framework will be critical as we seek to deliver capital preservation and strong risk-adjusted returns for our clients.

Thank you for investing in Janus Henderson Global Bond Fund.

2	DECEMBER 31, 2018

Janus Henderson Global Bond Fund (unaudited)

Fund At A Glance

December 31, 2018

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	0.68%	1.14%
Class A Shares MOP	0.65%	1.09%
Class C Shares**	0.03%	0.43%
Class D Shares	1.02%	1.31%
Class I Shares	1.14%	1.39%
Class N Shares	1.23%	1.46%
Class S Shares	0.08%	0.97%
Class T Shares	0.93%	1.22%
Weighted Average Maturity		9.7 Years
Average Effective Duration***		7.0 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	10.0%
AA	28.6%
A	2.5%
BBB	6.2%
BB	2.5%
B	0.4%
Not Rated	45.7%
Other	4.2%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Foreign Government Bonds	50.5%
United States Treasury Notes/Bonds	23.3%
Asset-Backed/Commercial Mortgage-Backed Securities	10.2%
Corporate Bonds	8.1%
Investment Companies	3.6%
Inflation-Indexed Bonds	2.2%
Bank Loans and Mezzanine Loans	1.0%
OTC Purchased Options – Calls	0.0%
Other	1.1%
100.0%

Janus Investment Fund	3

Janus Henderson Global Bond Fund (unaudited)

Performance

See important disclosures on the next page.

					Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018					per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-0.96%	-2.67%	1.02%	2.13%	1.10%	0.93%
Class A Shares at MOP	-5.67%	-7.27%	0.04%	1.51%
Class C Shares at NAV	-1.42%	-3.35%	0.25%	1.37%	1.84%	1.68%
Class C Shares at CDSC	-2.40%	-4.31%	0.25%	1.37%
Class D Shares(1)	-0.85%	-2.37%	1.17%	2.27%	0.92%	0.74%
Class I Shares	-0.83%	-2.32%	1.26%	2.37%	0.82%	0.69%
Class N Shares	-0.88%	-2.33%	1.33%	2.31%	0.72%	0.59%
Class S Shares	-1.13%	-2.79%	0.99%	2.05%	1.40%	1.10%
Class T Shares	-1.00%	-2.56%	1.10%	2.18%	0.99%	0.84%
Bloomberg Barclays Global Aggregate Bond Index	0.26%	-1.20%	1.08%	1.76%
Morningstar Quartile - Class I Shares	-	3rd	2nd	2nd
Morningstar Ranking - based on total returns for World Bond Funds	-	194/319	123/279	89/236

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization

4	DECEMBER 31, 2018

Janus Henderson Global Bond Fund (unaudited)

Performance

companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class N Shares commenced operations on October 28, 2013. Performance shown for periods prior to October 28, 2013, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectus for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 28, 2010

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$990.40	$4.97	$1,000.00	$1,020.21	$5.04	0.99%
Class C Shares	$1,000.00	$985.80	$8.56	$1,000.00	$1,016.59	$8.69	1.71%
Class D Shares	$1,000.00	$991.50	$3.87	$1,000.00	$1,021.32	$3.92	0.77%
Class I Shares	$1,000.00	$991.70	$3.66	$1,000.00	$1,021.53	$3.72	0.73%
Class N Shares	$1,000.00	$991.20	$3.11	$1,000.00	$1,022.08	$3.16	0.62%
Class S Shares	$1,000.00	$988.70	$5.61	$1,000.00	$1,019.56	$5.70	1.12%
Class T Shares	$1,000.00	$990.00	$4.36	$1,000.00	$1,020.82	$4.43	0.87%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares/Principal/ Contract Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.2%
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	$1,258,075		$1,254,884
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 3.1771%, 3/15/37 (144A)‡	1,940,000		1,905,856
Carlyle US CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	555,000		542,696
CIFC Funding 2018-II Ltd,
ICE LIBOR USD 3 Month + 1.0400%, 3.5090%, 4/20/31 (144A)‡	1,263,000		1,232,996
Colony Starwood Homes 2016-2 Trust,
ICE LIBOR USD 1 Month + 1.2500%, 3.7051%, 12/17/33 (144A)‡	680,644		799,277
Credit Acceptance Auto Loan Trust 2017-1, 3.4800%, 2/17/26 (144A)	550,000		547,666
Dryden 55 CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.4563%, 4/15/31 (144A)‡	273,000		267,079
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	740,000		753,459
Harvest CLO XVI DAC,
Euro Interbank Offered Rate 3 Month + 2.5000%, 2.5000%, 10/15/31 (144A)‡	600,000	EUR	670,313
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	310,000		303,573
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	1,157,000		1,132,025
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.6000%, 4.1063%, 11/25/50 (144A)‡,§	648,000		646,918
Magnetite VIII Ltd,
ICE LIBOR USD 3 Month + 0.9800%, 3.4163%, 4/15/31 (144A)‡	505,000		497,437
Mortgage Funding 2008-1 PLC,
ICE LIBOR GBP 3 Month + 1.1000%, 2.0000%, 3/13/46‡	1,426,354	GBP	1,815,450
RESIMAC Bastille Trust Series 2018-1NC,
ICE LIBOR USD 1 Month + 0.8500%, 3.2289%, 12/16/59 (144A)‡	1,677,429		1,673,374
S-Jets 2017-1 Ltd, 5.6820%, 8/15/42 (144A)	266,956		273,920
Sounds Point CLO IV-R LTD,
ICE LIBOR USD 3 Month + 1.1500%, 3.5946%, 4/18/31 (144A)‡	988,000		975,035
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 4.1500%, 6.6051%, 11/15/27 (144A)‡	100,000		75,338
Station Place Securitization Trust 2018-7,
ICE LIBOR USD 1 Month + 0.8500%, 3.1651%, 9/24/19 (144A)‡	1,131,000		1,131,000
Stratton Mortgage Funding PLC,
ICE LIBOR GBP 3 Month + 0.8000%, 1.7026%, 3/12/44‡	1,642,949	GBP	2,073,634
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	1,456,319	GBP	2,082,799
Willis Engine Structured Trust III, 6.3600%, 8/15/42 (144A)Ç	833,725		849,998
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $22,066,192)			21,504,727
Bank Loans and Mezzanine Loans – 1.0%
Commercial Mortgage-Backed Securities – 0.7%
Mural Lofts Loan,
ICE LIBOR USD 3 Month + 8.9500%, 8.9500%, 8/1/22 (144A)‡,§	1,530,000		1,530,000
Communications – 0.3%
Charter Communications Operating LLC,
ICE LIBOR USD 3 Month + 2.0000%, 4.5300%, 4/30/25‡	650,430		622,058
Total Bank Loans and Mezzanine Loans (cost $2,179,737)			2,152,058
Corporate Bonds – 8.1%
Banking – 2.8%
Australia & New Zealand Banking Group Ltd, 3.2500%, 6/3/20	1,581,000	AUD	1,123,801
Bank of America Corp, 2.6500%, 4/1/19	1,101,000		1,099,849
Commonwealth Bank of Australia, 3.2500%, 1/17/22	1,610,000	AUD	1,149,446
Morgan Stanley, 5.0000%, 9/30/21	3,365,000	AUD	2,497,358
			5,870,454
Basic Industry – 0.5%
CF Industries Inc, 7.1250%, 5/1/20	618,000		636,540
Freeport-McMoRan Inc, 5.4500%, 3/15/43	668,000		508,515
			1,145,055
Capital Goods – 0.2%
Leonardo US Holdings Inc, 6.2500%, 1/15/40 (144A)	425,000		395,250

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares/Principal/ Contract Amounts			Value
Corporate Bonds – (continued)
Consumer Cyclical – 1.5%
DR Horton Inc, 3.7500%, 3/1/19	$493,000		$492,959
Ford Motor Credit Co LLC, 3.5880%, 6/2/20	2,882,000	AUD	2,038,468
General Motors Financial Co Inc, 3.1000%, 1/15/19	603,000		602,976
			3,134,403
Consumer Non-Cyclical – 1.1%
CVS Health Corp, 3.3500%, 3/9/21	1,705,000		1,699,304
Tesco Corporate Treasury Services PLC, 1.3750%, 10/24/23	650,000	EUR	725,123
			2,424,427
Electric – 0.4%
EDP Finance BV, 3.6250%, 7/15/24 (144A)	940,000		878,976
Energy – 0.5%
Continental Resources Inc/OK, 5.0000%, 9/15/22	980,000		972,998
Industrial – 0.6%
CPI Property Group SA, 1.4500%, 4/14/22	550,000	EUR	619,845
Globalworth Real Estate Investments Ltd, 2.8750%, 6/20/22	496,000	EUR	567,343
			1,187,188
Technology – 0.5%
Dell International LLC / EMC Corp, 5.4500%, 6/15/23 (144A)	1,086,000		1,105,094
Total Corporate Bonds (cost $18,161,273)			17,113,845
Foreign Government Bonds – 50.5%
Australia Government Bond, 5.7500%, 5/15/21	6,100,000	AUD	4,680,412
Australia Government Bond, 2.0000%, 12/21/21	6,073,000	AUD	4,296,830
Australia Government Bond, 3.0000%, 3/21/47	1,571,000	AUD	1,141,225
Bundesrepublik Deutschland Bundesanleihe, 1.0000%, 8/15/25	4,327,000	EUR	5,322,858
Bundesrepublik Deutschland Bundesanleihe, 0.2500%, 8/15/28	2,096,760	EUR	2,403,884
Bundesrepublik Deutschland Bundesanleihe, 1.2500%, 8/15/48	3,478,541	EUR	4,373,252
Canadian Government Bond, 0.7500%, 3/1/21	6,493,000	CAD	4,644,517
Canadian Government Bond, 1.0000%, 9/1/22	3,375,000	CAD	2,394,569
Canadian Government Bond, 1.0000%, 6/1/27	2,677,000	CAD	1,817,281
Canadian Government Bond, 2.0000%, 6/1/28	1,569,000	CAD	1,152,669
Italy Buoni Poliennali Del Tesoro, 3.7500%, 8/1/21 (144A)	1,732,000	EUR	2,124,429
Italy Buoni Poliennali Del Tesoro, 0.9500%, 3/1/23	7,310,000	EUR	8,171,152
Italy Buoni Poliennali Del Tesoro, 0.9500%, 3/15/23	1,880,000	EUR	2,101,337
Italy Buoni Poliennali Del Tesoro, 2.8000%, 12/1/28	1,925,000	EUR	2,219,778
Japan Government Five Year Bond, 0.1000%, 3/20/23	71,050,000	JPY	655,068
Japan Government Forty Year Bond, 0.8000%, 3/20/58	316,350,000	JPY	2,844,437
Japan Government Ten Year Bond, 0.4000%, 6/20/25	469,850,000	JPY	4,436,886
Japan Government Ten Year Bond, 0.1000%, 6/20/27	843,400,000	JPY	7,815,938
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	84,850,000	JPY	736,636
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	247,700,000	JPY	2,247,766
Mexican Bonos, 5.0000%, 12/11/19	21,167,000	MXN	1,041,490
New Zealand Government Bond, 3.0000%, 4/15/20	1,550,000	NZD	1,056,719
New Zealand Government Bond, 2.7500%, 4/15/25	4,774,000	NZD	3,324,668
Portugal Obrigacoes do Tesouro OT, 4.9500%, 10/25/23 (144A)	3,088,000	EUR	4,291,355
Portugal Obrigacoes do Tesouro OT, 5.6500%, 2/15/24 (144A)	1,490,000	EUR	2,136,349
Portugal Obrigacoes do Tesouro OT, 4.1250%, 4/14/27 (144A)	1,167,000	EUR	1,604,698
Portugal Obrigacoes do Tesouro OT, 4.1000%, 2/15/45 (144A)	1,148,779	EUR	1,595,283
Province of British Columbia Canada, 2.8500%, 6/18/25	5,500,000	CAD	4,097,641
Province of Quebec Canada, 3.0000%, 9/1/23	5,500,000	CAD	4,126,531
Republic of Poland Government Bond, 1.5000%, 4/25/20	9,528,000	PLN	2,555,366
Spain Government Bond, 3.8000%, 4/30/24 (144A)	4,987,000	EUR	6,681,030
Spain Government Bond, 2.3500%, 7/30/33 (144A)	2,243,000	EUR	2,693,964
Sweden Government Bond, 0.7500%, 5/12/28	10,600,000	SEK	1,227,794
United Kingdom Gilt, 1.6250%, 10/22/28	1,593,000	GBP	2,092,375
United Kingdom Gilt, 1.5000%, 7/22/47	2,225,223	GBP	2,623,286
Total Foreign Government Bonds (cost $106,825,928)			106,729,473
Inflation-Indexed Bonds – 2.2%
Japanese Government CPI Linked Bond, 0.1000%, 3/10/27 (cost $4,572,966)	489,839,000	JPY	4,621,713

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares/Principal/ Contract Amounts		Value
United States Treasury Notes/Bonds – 23.3%
1.0000%, 11/30/19	$6,215,000	$6,123,474
2.8750%, 10/31/20	2,559,000	2,574,573
2.8750%, 9/30/23	1,542,000	1,566,999
2.8750%, 10/31/23	2,662,000	2,706,165
2.8750%, 7/31/25	1,746,000	1,777,126
3.0000%, 9/30/25	2,119,300	2,174,532
3.0000%, 10/31/25	5,252,000	5,390,297
2.3750%, 5/15/27	1,599,000	1,566,696
2.2500%, 11/15/27	816,000	788,840
2.7500%, 2/15/28	3,095,000	3,113,273
2.8750%, 5/15/28	2,511,800	2,552,195
2.8750%, 8/15/28	6,773,000	6,882,556
3.0000%, 8/15/48	7,802,000	7,778,546
3.3750%, 11/15/48	4,072,000	4,361,798
Total United States Treasury Notes/Bonds (cost $47,989,909)		49,357,070
Investment Companies – 3.6%
Money Markets – 3.6%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£ (cost $7,647,747)	7,647,747	7,647,747
OTC Purchased Options – Calls – 0%
Counterparty/Reference Asset
JPMorgan Chase & Co:
GBP Currency,
Notional amount $11,865,786, premiums paid $41,605, unrealized depreciation $(25,634), exercise price $1.38, expires 2/14/19* (premiums paid $41,605)	11,865,786	15,971
Total Investments (total cost $209,485,357) – 98.9%		209,142,604
Cash, Receivables and Other Assets, net of Liabilities – 1.1%		2,374,201
Net Assets – 100%		$211,516,805

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$79,078,905	37.8%
Japan	23,358,444	11.2
Canada	18,233,208	8.7
Italy	15,011,946	7.2
Australia	14,065,088	6.7
Germany	12,099,994	5.8
United Kingdom	11,428,638	5.5
Portugal	10,506,661	5.0
Spain	9,374,994	4.5
Cayman Islands	4,647,268	2.2
New Zealand	4,381,387	2.1
Poland	2,555,366	1.2
Sweden	1,227,794	0.6
Mexico	1,041,490	0.5
Ireland	670,313	0.3
Czech Republic	619,845	0.3
Romania	567,343	0.3
Bermuda	273,920	0.1

Total	$209,142,604	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 3.6%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$112∆	$-	$-	$-
Money Markets - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	58,566	-	-	7,647,747
Total Affiliated Investments - 3.6%	$58,678	$-	$-	$7,647,747

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 3.6%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	-	2,040,000	(2,040,000)	-
Money Markets - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	5,310,823	127,992,349	(125,655,425)	7,647,747

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
Australian Dollar	1/9/19	(4,052,000)	$2,950,233	$96,421
British Pound	1/9/19	(344,000)	445,570	7,032
Danish Krone	1/9/19	(206,000)	31,333	(306)
Mexican Peso	1/9/19	23,796,000	(1,155,692)	54,129
New Zealand Dollar	1/9/19	141,000	(95,812)	(1,190)

				156,086
Barclays Capital Inc:
Australian Dollar	1/9/19	(5,715,000)	4,133,951	108,892
British Pound	1/9/19	69,000	(88,142)	(179)
Canadian Dollar	1/9/19	(3,270,000)	2,477,355	81,295
Euro	1/9/19	(1,254,000)	1,425,704	(11,678)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Japanese Yen	1/9/19	556,432,000	$(4,924,141)	$154,315
Norwegian Krone	1/9/19	31,791,000	(3,735,278)	(54,796)
Polish Zloty	1/9/19	(1,096,000)	288,839	(4,260)
Swedish Krona	1/9/19	(11,550,000)	1,269,887	(34,757)

				238,832
BNP Paribas:
Australian Dollar	1/9/19	(2,626,000)	1,891,482	41,997
British Pound	1/9/19	1,606,000	(2,083,236)	(35,871)
Canadian Dollar	1/9/19	(7,205,000)	5,414,395	135,004
Euro	1/9/19	(1,240,000)	1,410,038	(11,297)
Japanese Yen	1/9/19	212,663,000	(1,883,956)	56,982
New Zealand Dollar	1/9/19	(379,000)	257,384	3,045
Norwegian Krone	1/9/19	23,970,000	(2,831,099)	(56,063)
Polish Zloty	1/9/19	127,000	(33,473)	491
Swedish Krona	1/9/19	2,370,000	(261,971)	5,735

				140,023
Citibank NA:
Australian Dollar	1/9/19	(5,938,000)	4,288,141	106,024
British Pound	1/9/19	(5,386,000)	6,978,924	112,729
Canadian Dollar	1/9/19	(14,511,000)	10,947,401	314,613
Euro	1/9/19	(5,973,000)	6,810,864	(35,614)
Japanese Yen	1/9/19	871,281,000	(7,841,175)	110,854
Mexican Peso	1/9/19	1,572,000	(77,142)	2,780
New Zealand Dollar	1/9/19	(1,231,000)	844,935	18,837
Swedish Krona	1/9/19	7,859,000	(870,145)	17,577

				647,800
Credit Suisse International:
Thailand Baht	1/9/19	70,825,000	(2,149,795)	25,830
HSBC Securities (USA) Inc:
British Pound	1/9/19	(647,000)	843,190	18,380
Euro	1/9/19	594,000	(675,586)	5,279
Japanese Yen	1/9/19	251,202,000	(2,221,906)	70,771
Mexican Peso	1/9/19	(18,704,000)	909,652	(41,285)
New Zealand Dollar	1/9/19	(1,984,000)	1,349,630	18,210
Norwegian Krone	1/9/19	(20,415,000)	2,407,500	44,030

				115,385
JPMorgan Chase & Co:
British Pound	1/9/19	3,714,000	(4,810,198)	(75,507)
Chilean Peso	1/9/19	1,466,702,000	(2,144,552)	(29,333)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Euro	1/9/19	4,919,000	$(5,609,015)	$29,329
Euro	1/9/19	1,653,000	(1,899,347)	(4,615)
Japanese Yen	1/9/19	637,650,000	(5,659,741)	159,978
Mexican Peso	1/9/19	(27,131,000)	1,316,079	(63,297)
Norwegian Krone	1/9/19	37,363,000	(4,291,161)	34,399
Norwegian Krone	1/9/19	19,137,000	(2,217,366)	(1,852)
Polish Zloty	1/9/19	(8,573,000)	2,258,727	(33,920)

				15,182
Total				$1,339,138

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2-Year US Treasury Note	12	3/29/19	$2,547,750	$15,750	$1,687
US Treasury Long Bond	3	3/20/19	438,000	20,086	1,406
Total - Futures Purchased				35,836	3,093
Futures Sold:
5-Year US Treasury Note	15	3/29/19	(1,720,313)	(25,596)	(3,750)
Ultra 10-Year US Treasury Note	7	3/20/19	(910,547)	(27,398)	(3,281)
Total - Futures Sold				(52,994)	(7,031)
Total				$(17,158)	$(3,938)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2018.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018

	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$1,834,958	$ -	$1,834,958
Purchased options contracts, at value	15,971	-	15,971
Variation margin receivable	-	3,093	3,093

Total Asset Derivatives	$1,850,929	$ 3,093	$1,854,022

Liability Derivatives:
Forward foreign currency exchange contracts	$ 495,820	$ -	$ 495,820
Variation margin payable	-	7,031	7,031

Total Liability Derivatives	$ 495,820	$ 7,031	$ 502,851

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ (26,662)	$ (26,662)
Forward foreign currency exchange contracts	(2,052,304)	-	(2,052,304)
Swap contracts	-	(167,479)	(167,479)

Total	$(2,052,304)	$ (194,141)	$(2,246,445)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ (11,959)	$ (11,959)
Forward foreign currency exchange contracts	1,442,131	-	1,442,131
Purchased options contracts	(25,634)	-	(25,634)

Total	$ 1,416,497	$ (11,959)	$ 1,404,538

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 46,523,296
Forward foreign currency exchange contracts, sold	54,137,509
Futures contracts, purchased	3,929,170
Futures contracts, sold	2,771,586
Interest rate swaps, long	(909)
Purchased options contracts, call	7,755

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays Global Aggregate Bond Index	Bloomberg Barclays Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $40,569,272, which represents 19.2% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.6000%, 4.1063%, 11/25/50	11/29/17	$648,000	$646,918	0.3%
Mural Lofts Loan, ICE LIBOR USD 3 Month + 8.9500%, 8.9500%, 8/1/22	7/13/17	1,530,000	1,530,000	0.7
Total		$2,178,000	$2,176,918	1.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

Janus Investment Fund	15

Janus Henderson Global Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$21,504,727	$-
Bank Loans and Mezzanine Loans	-	2,152,058	-
Corporate Bonds	-	17,113,845	-
Foreign Government Bonds	-	106,729,473	-
Inflation-Indexed Bonds	-	4,621,713	-
United States Treasury Notes/Bonds	-	49,357,070	-
Investment Companies	-	7,647,747	-
OTC Purchased Options – Calls	-	15,971	-
Total Investments in Securities	$-	$209,142,604	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,834,958	-
Variation Margin Receivable	3,093	-	-
Total Assets	$3,093	$210,977,562	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$495,820	$-
Variation Margin Payable	7,031	-	-
Total Liabilities	$7,031	$495,820	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

16	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$201,478,886
Affiliated investments, at value(2)	7,647,747
Purchased options, at value(3)	15,971
Deposits with brokers for futures	20,000
Forward foreign currency exchange contracts	1,834,958
Cash denominated in foreign currency(4)	52,905
Closed foreign currency contracts	153,765
Variation margin receivable	3,093
Non-interested Trustees' deferred compensation	5,115
Receivables:
Interest	1,307,259
Fund shares sold	227,975
Investments sold	173,100
Dividends from affiliates	10,745
Other assets	1,807
Total Assets	212,933,326
Liabilities:
Due to custodian	138,095
Forward foreign currency exchange contracts	495,820
Closed foreign currency contracts	272,052
Variation margin payable	7,031
Payables:	—
Fund shares repurchased	276,966
Advisory fees	64,540
Non-affiliated fund administration fees payable	50,087
Professional fees	26,488
Transfer agent fees and expenses	10,951
Custodian fees	6,619
Non-interested Trustees' deferred compensation fees	5,115
12b-1 Distribution and shareholder servicing fees	1,959
Non-interested Trustees' fees and expenses	1,634
Dividends	833
Affiliated fund administration fees payable	460
Accrued expenses and other payables	57,871
Total Liabilities	1,416,521
Net Assets	$211,516,805

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$223,745,983
Total distributable earnings (loss)	(12,229,178)
Total Net Assets	$211,516,805
Net Assets - Class A Shares	$1,287,437
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	139,271
Net Asset Value Per Share(5)	$9.24
Maximum Offering Price Per Share(6)	$9.70
Net Assets - Class C Shares	$1,782,012
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	192,722
Net Asset Value Per Share(5)	$9.25
Net Assets - Class D Shares	$10,999,945
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,191,308
Net Asset Value Per Share	$9.23
Net Assets - Class I Shares	$22,449,594
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,431,780
Net Asset Value Per Share	$9.23
Net Assets - Class N Shares	$169,171,371
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,337,033
Net Asset Value Per Share	$9.23
Net Assets - Class S Shares	$452,984
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	48,999
Net Asset Value Per Share	$9.24
Net Assets - Class T Shares	$5,373,462
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	581,679
Net Asset Value Per Share	$9.24

(1) Includes cost of $201,796,005.

(2) Includes cost of $7,647,747.

(3) Premiums paid of $41,605.

(4) Includes cost of $52,905.

(5) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(6) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Interest	$2,702,463
Dividends from affiliates	58,566
Affiliated securities lending income, net	112
Other income	631
Foreign tax withheld	(17,318)
Total Investment Income	2,744,454
Expenses:
Advisory fees	661,295
12b-1 Distribution and shareholder servicing fees:
Class A Shares	2,146
Class C Shares	10,161
Class S Shares	554
Transfer agent administrative fees and expenses:
Class D Shares	6,597
Class S Shares	554
Class T Shares	7,228
Transfer agent networking and omnibus fees:
Class A Shares	961
Class C Shares	862
Class I Shares	12,616
Other transfer agent fees and expenses:
Class A Shares	85
Class C Shares	90
Class D Shares	1,942
Class I Shares	489
Class N Shares	1,715
Class T Shares	97
Registration fees	79,511
Non-affiliated fund administration fees	51,866
Professional fees	34,307
Custodian fees	21,823
Shareholder reports expense	5,362
Affiliated fund administration fees	2,755
Non-interested Trustees’ fees and expenses	2,698
Other expenses	34,591
Total Expenses	940,305
Less: Excess Expense Reimbursement and Waivers	(212,010)
Net Expenses	728,295
Net Investment Income/(Loss)	2,016,159

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions(1)	$(5,750,177)
Forward foreign currency exchange contracts	(2,052,304)
Futures contracts	(26,662)
Swap contracts	(167,479)
Total Net Realized Gain/(Loss) on Investments	(7,996,622)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	2,437,920
Purchased options contracts	(25,634)
Forward foreign currency exchange contracts	1,442,131
Futures contracts	(11,959)
Total Change in Unrealized Net Appreciation/Depreciation	3,842,458
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,138,005)

(1) Includes realized foreign capital gains tax on investments of $(12,559).

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$2,016,159	$6,463,754
Net realized gain/(loss) on investments	(7,996,622)	1,375,526
Change in unrealized net appreciation/depreciation	3,842,458	(4,817,788)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,138,005)	3,021,492
Dividends and Distributions to Shareholders(1)
Class A Shares	(13,238)	N/A
Class C Shares	(8,225)	N/A
Class D Shares	(95,089)	N/A
Class I Shares	(207,327)	N/A
Class N Shares	(1,651,240)	N/A
Class S Shares	(3,038)	N/A
Class T Shares	(47,330)	N/A
Total Dividends and Distributions to Shareholders	(2,025,487)	N/A
Return of Capital on Dividends from Net Investment Income(1)
Class A Shares	N/A	(63,612)
Class C Shares	N/A	(49,730)
Class D Shares	N/A	(290,288)
Class I Shares	N/A	(829,566)
Class N Shares	N/A	(5,138,409)
Class S Shares	N/A	(9,903)
Class T Shares	N/A	(151,601)
Total Return of Capital on Dividends from Net Investment Income	N/A	(6,533,109)
Net Decrease from Dividends and Distributions to Shareholders	(2,025,487)	(6,533,109)
Capital Share Transactions:
Class A Shares	(902,054)	(870,797)
Class C Shares	(600,732)	(886,046)
Class D Shares	(835,167)	2,239,153
Class I Shares	(2,524,159)	(5,181,242)
Class N Shares	(11,108,021)	8,087,526
Class S Shares	13,179	6,448
Class T Shares	(1,115,793)	932,764
Net Increase/(Decrease) from Capital Share Transactions	(17,072,747)	4,327,806
Net Increase/(Decrease) in Net Assets	(21,236,239)	816,189
Net Assets:
Beginning of period	232,753,044	231,936,855
End of period(2)	$211,516,805	$232,753,044

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $(873,500) as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$9.40	$9.54	$9.84		$9.59	$10.61	$9.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.23	0.15		0.17	0.16	0.26
Net realized and unrealized gain/(loss)	(0.16)	(0.14)	(0.28)		0.25	(0.68)	0.80
Total from Investment Operations	(0.09)	0.09	(0.13)		0.42	(0.52)	1.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	—	—		(0.01)	(0.50)	(0.30)
Return of capital	—	(0.23)	(0.17)		(0.16)	—(2)	—
Total Dividends and Distributions	(0.07)	(0.23)	(0.17)		(0.17)	(0.50)	(0.30)
Net Asset Value, End of Period	$9.24	$9.40	$9.54		$9.84	$9.59	$10.61
Total Return*	(0.96)%	0.92%	(1.32)%		4.47%	(5.03)%	10.96%
Net Assets, End of Period (in thousands)	$1,287	$2,230	$3,124		$14,574	$27,198	$6,247
Average Net Assets for the Period (in thousands)	$1,711	$2,633	$9,227		$18,018	$24,080	$3,737
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.34%	1.10%	1.05%		1.07%	1.04%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.94%	0.98%		1.02%	1.00%	1.02%
Ratio of Net Investment Income/(Loss)	1.53%	2.39%	1.58%		1.78%	1.57%	2.53%
Portfolio Turnover Rate	130%	249%	210%		125%	191%	171%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.41	$9.54	$9.85	$9.60	$10.62	$9.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.16	0.09	0.10	0.08	0.16
Net realized and unrealized gain/(loss)	(0.16)	(0.13)	(0.30)	0.25	(0.68)	0.82
Total from Investment Operations	(0.12)	0.03	(0.21)	0.35	(0.60)	0.98
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	—	—	—(2)	(0.42)	(0.22)
Return of capital	—	(0.16)	(0.10)	(0.10)	—(2)	—
Total Dividends and Distributions	(0.04)	(0.16)	(0.10)	(0.10)	(0.42)	(0.22)
Net Asset Value, End of Period	$9.25	$9.41	$9.54	$9.85	$9.60	$10.62
Total Return*	(1.31)%	0.33%	(2.16)%	3.71%	(5.75)%	10.09%
Net Assets, End of Period (in thousands)	$1,782	$2,422	$3,334	$5,288	$7,339	$1,325
Average Net Assets for the Period (in thousands)	$2,024	$2,908	$4,557	$6,037	$5,754	$963
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.03%	1.80%	1.80%	1.79%	1.81%	1.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.71%	1.65%	1.72%	1.74%	1.77%	1.79%
Ratio of Net Investment Income/(Loss)	0.80%	1.68%	0.93%	1.06%	0.81%	1.54%
Portfolio Turnover Rate	130%	249%	210%	125%	191%	171%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.39	$9.53	$9.84	$9.59	$10.61	$9.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.25	0.18	0.19	0.18	0.27
Net realized and unrealized gain/(loss)	(0.16)	(0.14)	(0.30)	0.25	(0.68)	0.80
Total from Investment Operations	(0.08)	0.11	(0.12)	0.44	(0.50)	1.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	—	(0.01)	(0.52)	(0.31)
Return of capital	—	(0.25)	(0.19)	(0.18)	—(2)	—
Total Dividends and Distributions	(0.08)	(0.25)	(0.19)	(0.19)	(0.52)	(0.31)
Net Asset Value, End of Period	$9.23	$9.39	$9.53	$9.84	$9.59	$10.61
Total Return*	(0.85)%	1.12%	(1.24)%	4.67%	(4.88)%	11.07%
Net Assets, End of Period (in thousands)	$11,000	$12,026	$10,045	$11,390	$10,132	$13,098
Average Net Assets for the Period (in thousands)	$10,917	$11,262	$10,889	$9,684	$12,333	$8,833
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%	0.92%	0.90%	0.93%	0.89%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.75%	0.78%	0.83%	0.84%	0.92%
Ratio of Net Investment Income/(Loss)	1.72%	2.55%	1.90%	1.98%	1.77%	2.63%
Portfolio Turnover Rate	130%	249%	210%	125%	191%	171%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.39	$9.53	$9.84	$9.58	$10.60	$9.84
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.25	0.19	0.20	0.17	0.21
Net realized and unrealized gain/(loss)	(0.16)	(0.13)	(0.31)	0.26	(0.66)	0.88
Total from Investment Operations	(0.08)	0.12	(0.12)	0.46	(0.49)	1.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	—	(0.01)	(0.53)	(0.33)
Return of capital	—	(0.26)	(0.19)	(0.19)	—(2)	—
Total Dividends and Distributions	(0.08)	(0.26)	(0.19)	(0.20)	(0.53)	(0.33)
Net Asset Value, End of Period	$9.23	$9.39	$9.53	$9.84	$9.58	$10.60
Total Return*	(0.83)%	1.17%	(1.19)%	4.85%	(4.81)%	11.24%
Net Assets, End of Period (in thousands)	$22,450	$25,421	$31,136	$38,506	$33,551	$2,990
Average Net Assets for the Period (in thousands)	$23,228	$31,326	$33,938	$31,348	$32,970	$77,450
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.82%	0.81%	0.80%	0.80%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.69%	0.73%	0.75%	0.76%	0.75%
Ratio of Net Investment Income/(Loss)	1.76%	2.62%	1.94%	2.05%	1.73%	2.13%
Portfolio Turnover Rate	130%	249%	210%	125%	191%	171%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Global Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$9.39	$9.52	$9.83	$9.58	$10.60	$10.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.26	0.20	0.21	0.20	0.22
Net realized and unrealized gain/(loss)	(0.16)	(0.13)	(0.31)	0.25	(0.68)	0.50
Total from Investment Operations	(0.07)	0.13	(0.11)	0.46	(0.48)	0.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	—	—	(0.01)	(0.54)	(0.24)
Return of capital	—	(0.26)	(0.20)	(0.20)	—(3)	—
Total Dividends and Distributions	(0.09)	(0.26)	(0.20)	(0.21)	(0.54)	(0.24)
Net Asset Value, End of Period	$9.23	$9.39	$9.52	$9.83	$9.58	$10.60
Total Return*	(0.77)%	1.38%	(1.09)%	4.84%	(4.73)%	7.22%
Net Assets, End of Period (in thousands)	$169,171	$183,605	$178,045	$208,508	$222,452	$249,350
Average Net Assets for the Period (in thousands)	$174,675	$186,758	$188,871	$210,982	$245,055	$237,653
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.72%	0.70%	0.71%	0.70%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.60%	0.62%	0.66%	0.67%	0.71%
Ratio of Net Investment Income/(Loss)	1.87%	2.72%	2.07%	2.14%	1.95%	3.19%
Portfolio Turnover Rate	130%	249%	210%	125%	191%	171%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.41	$9.54	$9.85	$9.60	$10.62	$9.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.06	0.22	0.17	0.19	0.16	0.23
Net realized and unrealized gain/(loss)	(0.17)	(0.13)	(0.32)	0.26	(0.69)	0.83
Total from Investment Operations	(0.11)	0.09	(0.15)	0.45	(0.53)	1.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	—	—	(0.01)	(0.49)	(0.31)
Return of capital	—	(0.22)	(0.16)	(0.19)	—(3)	—
Total Dividends and Distributions	(0.06)	(0.22)	(0.16)	(0.20)	(0.49)	(0.31)
Net Asset Value, End of Period	$9.24	$9.41	$9.54	$9.85	$9.60	$10.62
Total Return*	(1.13)%	0.92%	(1.52)%	4.72%	(5.18)%	10.90%
Net Assets, End of Period (in thousands)	$453	$448	$448	$267	$162	$418
Average Net Assets for the Period (in thousands)	$440	$435	$369	$173	$192	$571
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.99%	1.40%	1.21%	1.22%	1.19%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.05%	1.07%	0.79%	1.17%	1.06%
Ratio of Net Investment Income/(Loss)	1.36%	2.25%	1.76%	2.01%	1.60%	2.29%
Portfolio Turnover Rate	130%	249%	210%	125%	191%	171%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from October 28, 2013 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.40	$9.53	$9.84	$9.59	$10.61	$9.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.24	0.17	0.18	0.17	0.26
Net realized and unrealized gain/(loss)	(0.16)	(0.13)	(0.30)	0.25	(0.68)	0.80
Total from Investment Operations	(0.08)	0.11	(0.13)	0.43	(0.51)	1.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	—	(0.01)	(0.51)	(0.31)
Return of capital	—	(0.24)	(0.18)	(0.17)	—(2)	—
Total Dividends and Distributions	(0.08)	(0.24)	(0.18)	(0.18)	(0.51)	(0.31)
Net Asset Value, End of Period	$9.24	$9.40	$9.53	$9.84	$9.59	$10.61
Total Return*	(0.90)%	1.14%	(1.32)%	4.59%	(4.96)%	10.91%
Net Assets, End of Period (in thousands)	$5,373	$6,600	$5,804	$8,994	$17,880	$11,830
Average Net Assets for the Period (in thousands)	$5,753	$6,097	$7,240	$10,362	$17,663	$7,406
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.10%	0.99%	0.95%	0.96%	0.96%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.83%	0.86%	0.90%	0.92%	0.97%
Ratio of Net Investment Income/(Loss)	1.62%	2.46%	1.80%	1.89%	1.66%	2.60%
Portfolio Turnover Rate	130%	249%	210%	125%	191%	171%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

26	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	27

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

28	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Janus Investment Fund	29

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

30	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

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Notes to Financial Statements (unaudited)

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

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Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

During the period, the Fund purchased call options on foreign exchange rates vs. the U.S. dollar in order to increase foreign currency exposure and reduce U.S. dollar exposure where increasing this exposure via the options market was most attractive.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

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Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.

During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

There were no swaps held at December 31, 2018.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or

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Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Inflation-Linked Securities

The Fund may invest in inflation-indexed bonds, including municipal inflation-indexed bonds and corporate inflation-indexed bonds, or in derivatives that are linked to these securities. Inflation-linked bonds are fixed-income securities that have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Because of their inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. In addition, inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, when prices decline over time, the principal and income of inflation-linked bonds would likely decline, resulting in losses to the Fund.

In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal. Other non-U.S. sovereign governments also issue inflation-linked securities (sometimes referred to as “linkers”) that are tied to their own local consumer price indices. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Inflation-linked bonds may also be issued by, or related to, sovereign governments of other developed countries, emerging market countries, or companies or other entities not affiliated with governments.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In

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Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of

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Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Bank of America	$157,582	$(1,496)	$—	$156,086
Barclays Capital Inc	344,502	(105,670)	—	238,832
BNP Paribas	243,254	(103,231)	—	140,023
Citibank NA	683,414	(35,614)	—	647,800
Credit Suisse International	25,830	—	—	25,830
HSBC Securities (USA) Inc	156,670	(41,285)	—	115,385
JPMorgan Chase & Co	223,706	(208,524)	—	15,182

Total	$1,834,958	$(495,820)	$—	$1,339,138

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Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America	$1,496	$(1,496)	$—	$—
Barclays Capital Inc	105,670	(105,670)	—	—
BNP Paribas	103,231	(103,231)	—	—
Citibank NA	35,614	(35,614)	—	—
HSBC Securities (USA) Inc	41,285	(41,285)	—	—
JPMorgan Chase & Co	208,524	(208,524)	—	—

Total	$495,820	$(495,820)	$—	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of

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Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. There were no securities on loan as of December 31, 2018.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Janus Investment Fund	39

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.60
Next $1 Billion	0.55
Over $2 Billion	0.50

Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Janus Capital International Limited (UK) (“JCIL”), pursuant to which one or more employees of JCIL may also serve as “associated persons” of Janus Capital. In this capacity, such employees of JCIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to the Fund on behalf of Janus Capital. The responsibilities of both Janus Capital and JCIL under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.59% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

40	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred

Janus Investment Fund	41

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $19.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $513 .

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	99	80
Class S Shares	34	-*
Class T Shares	-	-

* Less than 0.50%

42	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2018
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(2,834,467)	$ (786,011)	$ (3,620,478)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 210,488,955	$ 2,631,356	$ (3,977,707)	$ (1,346,351)

Information on the tax components of derivatives as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 1,870,794	$ (548,814)	$ 1,321,980

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Janus Investment Fund	43

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	4,385	$ 39,953	47,777	$ 461,580
Reinvested dividends and distributions	1,423	13,148	6,555	63,421
Shares repurchased	(103,802)	(955,155)	(144,501)	(1,395,798)
Net Increase/(Decrease)	(97,994)	$ (902,054)	(90,169)	$ (870,797)
Class C Shares:
Shares sold	12,879	$ 120,181	73,056	$ 709,048
Reinvested dividends and distributions	738	6,835	4,398	42,568
Shares repurchased	(78,341)	(727,748)	(169,436)	(1,637,662)
Net Increase/(Decrease)	(64,724)	$ (600,732)	(91,982)	$ (886,046)
Class D Shares:
Shares sold	179,458	$ 1,656,335	799,158	$ 7,768,054
Reinvested dividends and distributions	10,026	92,438	29,217	282,123
Shares repurchased	(278,979)	(2,583,940)	(601,570)	(5,811,024)
Net Increase/(Decrease)	(89,495)	$ (835,167)	226,805	$ 2,239,153
Class I Shares:
Shares sold	443,879	$ 4,069,755	1,082,246	$10,547,909
Reinvested dividends and distributions	22,354	206,135	84,274	814,075
Shares repurchased	(740,461)	(6,800,049)	(1,728,441)	(16,543,226)
Net Increase/(Decrease)	(274,228)	$ (2,524,159)	(561,921)	$ (5,181,242)
Class N Shares:
Shares sold	170,078	$ 1,569,639	2,314,298	$22,226,942
Reinvested dividends and distributions	179,277	1,651,240	531,902	5,134,260
Shares repurchased	(1,557,586)	(14,328,900)	(2,000,409)	(19,273,676)
Net Increase/(Decrease)	(1,208,231)	$(11,108,021)	845,791	$ 8,087,526
Class S Shares:
Shares sold	4,883	$ 45,009	7,564	$ 73,665
Reinvested dividends and distributions	329	3,038	1,024	9,903
Shares repurchased	(3,753)	(34,868)	(8,033)	(77,120)
Net Increase/(Decrease)	1,459	$ 13,179	555	$ 6,448
Class T Shares:
Shares sold	49,042	$ 453,338	370,934	$ 3,603,606
Reinvested dividends and distributions	4,794	44,239	14,377	138,890
Shares repurchased	(174,286)	(1,613,370)	(291,991)	(2,809,732)
Net Increase/(Decrease)	(120,450)	$ (1,115,793)	93,320	$ 932,764

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$129,534,442	$ 174,800,003	$ 145,219,689	$ 122,572,698

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

44	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	45

Janus Henderson Global Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

46	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Janus Investment Fund	47

Janus Henderson Global Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

48	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

Janus Investment Fund	49

Janus Henderson Global Bond Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

50	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

Janus Investment Fund	51

Janus Henderson Global Bond Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

52	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Janus Investment Fund	53

Janus Henderson Global Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

54	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	55

Janus Henderson Global Bond Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

56	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Janus Investment Fund	57

Janus Henderson Global Bond Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

58	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

Janus Investment Fund	59

Janus Henderson Global Bond Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

60	DECEMBER 31, 2018

Janus Henderson Global Bond Fund

Notes

NotesPage1

Janus Investment Fund	61

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93023 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson Global Income Managed Volatility Fund (unaudited)

FUND SNAPSHOT Intech’s active approach focuses on adding value by selecting stocks with unique volatility characteristics and low correlations to one another.	sub-advised by Intech Investment Management LLC

PERFORMANCE OVERVIEW

For the six-month period ended December 31, 2018, Janus Henderson Global Income Managed Volatility Fund’s Class I Shares returned -0.16%. This compares to the -9.10% return posted by the MSCI World IndexSM, the Fund’s primary benchmark, and a -4.34% return for its secondary benchmark, the MSCI World High Dividend Yield Index.

INVESTMENT STRATEGY

Intech’s mathematical investment process is designed to determine potentially more efficient equity weightings of the securities in the benchmark index, utilizing a specific mathematical optimization and disciplined rebalancing routine. Rather than trying to predict the future direction of stock prices, the process seeks to use the volatility and correlation characteristics of stocks to construct portfolios.

The investment process begins with the stocks in the MSCI World High Dividend Yield Index. Intech’s investment process aims to capture stocks’ natural volatility through a rebalancing mechanism based on estimates of relative volatility and correlation in order to outperform the benchmark index over the long term. Within specific risk constraints, the investment process will tend to favor stocks with higher relative volatility and lower correlation as they offer more potential to capture volatility through periodic rebalancing. Once the target proportions are determined and the portfolio is constructed, it is then rebalanced to those target proportions and re-optimized on a periodic basis. The Janus Henderson Global Income Managed Volatility Fund focuses on seeking an excess return above the benchmark, while also reducing or managing the Fund’s standard deviation depending on the market conditions, a strategy designed to manage the absolute risk of the portfolio.

PERFORMANCE REVIEW

A highly volatile fourth quarter drove global developed equity markets into negative territory for the year after making gains of nearly 6% on a year-to-date basis as of the end of September, and a strong gain of 5.10% in the third quarter. With a return of -4.34% over the period, the MSCI World High Dividend Yield Index significantly outperformed the broader market as high dividend paying stocks outperformed on average, especially in the fourth quarter. Janus Henderson Global Income Managed Volatility Fund outperformed the MSCI World Index and the MSCI World High Dividend Yield Index over the period and generated a return of -0.16%.

The Fund’s defensive positioning acted as a tailwind to relative performance as lower beta and lower volatility stocks outperformed higher beta and higher volatility stocks within the index on average during the period. The Fund was overweight lower beta and lower volatility stocks on average during the period, which was a contributor to the Fund’s relative performance, particularly in the fourth quarter as markets sold off sharply.

The Fund’s active sector positioning tends to vary over time and is a function of the volatility and correlation characteristics of the underlying stocks. The Fund’s overall active sector positioning slightly contributed to relative performance during the period. An average overweight to the defensive utilities sector, which was among the strongest performing sectors during the period, and favorable selection effect within the consumer discretionary sector, contributed to the Fund’s relative performance.

OUTLOOK

Because Intech does not conduct traditional economic or fundamental analysis, Intech has no view on individual stocks, sectors, economic or market conditions.

Managing downside exposure potentially allows for returns to compound and improve risk-adjusted returns

Janus Investment Fund	1

Janus Henderson Global Income Managed Volatility Fund (unaudited)

over time. Over the long term, we believe that by reducing risk when market volatility increases and behaving like a core equity fund when market volatility is low, the Fund will achieve its investment objective of producing an excess return over the benchmark with lower absolute risk. Going forward, we will continue building portfolios in a disciplined and deliberate manner, with risk management remaining the hallmark of our investment process. As Intech’s ongoing research efforts yield modest improvements, we will continue implementing changes that we believe are likely to improve the long-term results for our fund shareholders.

Thank you for your investment in Janus Henderson Global Income Managed Volatility Fund.

2	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
Kimberly-Clark Corp
Household Products	4.8%
Lockheed Martin Corp
Aerospace & Defense	4.7%
CLP Holdings Ltd
Electric Utilities	4.4%
Consolidated Edison Inc
Multi-Utilities	4.1%
Daito Trust Construction Co Ltd
Real Estate Management & Development	4.0%
22.0%

Asset Allocation - (% of Net Assets)
Common Stocks	99.0%
Investment Companies	2.3%
Other	(1.3)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

Janus Investment Fund	3

Janus Henderson Global Income Managed Volatility Fund (unaudited)

Performance

See important disclosures on the next page.

					Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018					per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-0.34%	-3.03%	4.73%	8.31%	1.03%	0.87%
Class A Shares at MOP	-6.09%	-8.60%	3.50%	7.41%
Class C Shares at NAV	-0.73%	-3.70%	3.96%	7.52%	1.76%	1.61%
Class C Shares at CDSC	-1.71%	-4.64%	3.96%	7.52%
Class D Shares(1)	-0.18%	-2.79%	4.95%	8.47%	0.84%	0.65%
Class I Shares	-0.16%	-2.73%	5.04%	8.62%	0.75%	0.59%
Class N Shares	-0.11%	-2.64%	4.57%	7.94%	0.70%	0.50%
Class S Shares	-0.43%	-3.11%	4.74%	8.29%	1.36%	1.00%
Class T Shares	-0.31%	-2.96%	4.84%	8.41%	0.91%	0.75%
MSCI World Index	-9.10%	-8.71%	4.56%	9.53%
MSCI World High Dividend Yield Index	-4.34%	-7.56%	3.43%	7.66%
Morningstar Quartile - Class I Shares	-	1st	1st	3rd
Morningstar Ranking - based on total returns for World Large Stock Funds	-	54/929	180/730	332/609

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest,

4	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund (unaudited)

Performance

foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Intech's focus on managed volatility may keep the Fund from achieving excess returns over its index. The strategy may underperform during certain periods of up markets, and may not achieve the desired level of protection in down markets.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017 reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior to August 4, 2017, the performance shown may have been different. The performance shown for periods following the Fund’s commencement Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective August 31, 2018, Adrian Banner, Vassilios Papathanakos and Joseph Runnels are Co-Portfolios Managers of the Fund.

*The Fund’s inception date – December 15, 2011

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Income Managed Volatility Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$996.60	$4.18	$1,000.00	$1,021.02	$4.23	0.83%
Class C Shares	$1,000.00	$992.70	$8.09	$1,000.00	$1,017.09	$8.19	1.61%
Class D Shares	$1,000.00	$998.20	$3.22	$1,000.00	$1,021.98	$3.26	0.64%
Class I Shares	$1,000.00	$998.40	$3.02	$1,000.00	$1,022.18	$3.06	0.60%
Class N Shares	$1,000.00	$998.90	$2.52	$1,000.00	$1,022.68	$2.55	0.50%
Class S Shares	$1,000.00	$995.70	$5.03	$1,000.00	$1,020.16	$5.09	1.00%
Class T Shares	$1,000.00	$996.90	$3.78	$1,000.00	$1,021.42	$3.82	0.75%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 99.0%
Aerospace & Defense – 4.8%
Lockheed Martin Corp	43,486	$11,386,374
Meggitt PLC	54,636	326,794
		11,713,168
Air Freight & Logistics – 0.2%
Royal Mail PLC	132,752	460,800
Airlines – 1.6%
Japan Airlines Co Ltd	113,800	4,031,244
Auto Components – 0.8%
Bridgestone Corp	44,700	1,715,747
Sumitomo Rubber Industries Ltd	14,100	167,829
		1,883,576
Automobiles – 1.0%
Nissan Motor Co Ltd	145,700	1,174,477
Subaru Corp	62,100	1,325,875
		2,500,352
Banks – 3.5%
BOC Hong Kong Holdings Ltd	10,000	36,937
Canadian Imperial Bank of Commerce#	4,000	297,963
DBS Group Holdings Ltd	47,200	815,707
Hang Seng Bank Ltd	310,600	6,937,843
Royal Bank of Canada	1,000	68,454
United Overseas Bank Ltd	20,300	363,947
		8,520,851
Beverages – 0.4%
Coca-Cola Co	16,800	795,480
PepsiCo Inc	1,085	119,871
		915,351
Biotechnology – 0.2%
AbbVie Inc	2,000	184,380
Gilead Sciences Inc	3,300	206,415
		390,795
Capital Markets – 3.2%
CME Group Inc	40,438	7,607,197
Singapore Exchange Ltd	40,500	211,681
		7,818,878
Chemicals – 0%
Nutrien Ltd	1,600	75,159
Commercial Services & Supplies – 0%
Brambles Ltd	13,080	93,487
Communications Equipment – 0%
Cisco Systems Inc	2,500	108,325
Distributors – 0.3%
Genuine Parts Co	7,600	729,752
Diversified Consumer Services – 1.4%
H&R Block Inc	134,094	3,401,965
Diversified Telecommunication Services – 5.3%
AT&T Inc	123,104	3,513,388
BCE Inc	33,877	1,338,452
BT Group PLC	86,349	261,341
HKT Trust & HKT Ltd	3,837,000	5,524,841
Spark New Zealand Ltd	767,125	2,129,980
Verizon Communications Inc	2,600	146,172
		12,914,174
Electric Utilities – 16.4%
Alliant Energy Corp	35,981	1,520,197
American Electric Power Co Inc	22,427	1,676,194
CK Infrastructure Holdings Ltd	96,500	728,461
CLP Holdings Ltd	951,000	10,721,086

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Electric Utilities – (continued)
Duke Energy Corp	53,681	$4,632,670
Edison International	12,800	726,656
Eversource Energy	28,600	1,860,144
Fortis Inc/Canada	8,500	283,396
OGE Energy Corp	2,800	109,732
Pinnacle West Capital Corp	24,000	2,044,800
Power Assets Holdings Ltd	1,401,500	9,730,645
PPL Corp	29,600	838,568
Red Electrica Corp SA	6,277	139,799
Xcel Energy Inc	101,727	5,012,089
		40,024,437
Electrical Equipment – 0.1%
Eaton Corp PLC	2,400	164,784
Food & Staples Retailing – 1.6%
Koninklijke Ahold Delhaize NV	19,275	486,195
Lawson Inc	55,400	3,518,164
		4,004,359
Food Products – 1.0%
Archer-Daniels-Midland Co	7,800	319,566
Campbell Soup Co	16,300	537,737
General Mills Inc	14,600	568,524
Nestle SA (REG)	5,124	416,755
WH Group Ltd	750,500	572,312
		2,414,894
Health Care Providers & Services – 1.5%
CVS Health Corp	5,400	353,808
Sonic Healthcare Ltd	217,363	3,384,142
		3,737,950
Hotels, Restaurants & Leisure – 3.6%
Darden Restaurants Inc	76,401	7,629,404
Flight Centre Travel Group Ltd	31,189	942,614
Sodexo SA	1,277	130,586
		8,702,604
Household Durables – 1.3%
Garmin Ltd	26,063	1,650,309
Iida Group Holdings Co Ltd	79,800	1,394,460
Sekisui House Ltd	11,600	170,100
		3,214,869
Household Products – 6.8%
Kimberly-Clark Corp	101,900	11,610,486
Procter & Gamble Co	53,885	4,953,109
		16,563,595
Industrial Conglomerates – 1.1%
NWS Holdings Ltd	1,259,000	2,583,918
Information Technology Services – 0.2%
Paychex Inc	9,202	599,510
Insurance – 2.6%
Admiral Group PLC	10,341	268,772
AXA SA	9,183	197,826
Cincinnati Financial Corp	36,600	2,833,572
Gjensidige Forsikring ASA	27,585	429,929
Great-West Lifeco Inc	19,700	406,700
Hannover Rueck SE	2,385	321,453
MS&AD Insurance Group Holdings Inc	2,000	56,778
Power Financial Corp	800	15,138
Sampo Oyj	1,925	84,614
SCOR SE	11,454	515,792
Sun Life Financial Inc	6,700	222,303
Swiss Life Holding AG (REG)*	822	317,403

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Insurance – (continued)
Tryg A/S	23,547	$592,841
Zurich Insurance Group AG	211	63,070
		6,326,191
Machinery – 0.1%
ANDRITZ AG	1,725	79,340
PACCAR Inc	1,500	85,710
		165,050
Marine – 0.1%
Kuehne + Nagel International AG	971	125,225
Media – 2.3%
Eutelsat Communications SA	22,549	445,865
Interpublic Group of Cos Inc	4,800	99,024
Omnicom Group Inc	7,456	546,077
Shaw Communications Inc	248,300	4,494,867
		5,585,833
Multiline Retail – 2.4%
Kohl's Corp	54,816	3,636,493
Macy's Inc	2,400	71,472
Nordstrom Inc	5,382	250,855
Target Corp	29,110	1,923,880
		5,882,700
Multi-Utilities – 13.6%
Ameren Corp	65,757	4,289,329
CMS Energy Corp	52,730	2,618,045
Consolidated Edison Inc	130,100	9,947,446
DTE Energy Co	47,213	5,207,594
Innogy SE (144A)	16,619	775,441
Public Service Enterprise Group Inc	48,787	2,539,363
Sempra Energy	22,128	2,394,028
WEC Energy Group Inc	80,293	5,561,093
		33,332,339
Oil, Gas & Consumable Fuels – 2.4%
Exxon Mobil Corp	3,700	252,303
Marathon Petroleum Corp	1,800	106,218
TOTAL SA#	4,129	218,097
Valero Energy Corp	72,100	5,405,337
		5,981,955
Pharmaceuticals – 2.8%
AstraZeneca PLC	871	65,128
Bristol-Myers Squibb Co	8,300	431,434
Merck & Co Inc	31,700	2,422,197
Novartis AG	2,024	173,423
Pfizer Inc	65,900	2,876,535
Roche Holding AG	1,063	262,960
Sanofi	7,327	633,106
Takeda Pharmaceutical Co Ltd	1,500	50,903
		6,915,686
Real Estate Management & Development – 5.8%
Daito Trust Construction Co Ltd	72,400	9,890,072
Hysan Development Co Ltd	227,000	1,076,400
Swire Properties Ltd	938,400	3,279,359
Swiss Prime Site AG (REG)*	332	26,909
		14,272,740
Road & Rail – 0%
ComfortDelGro Corp Ltd	34,000	53,407
Specialty Retail – 0.7%
Gap Inc	64,600	1,664,096

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.9%
Canon Inc#	82,700	$2,279,062
Textiles, Apparel & Luxury Goods – 1.7%
Hanesbrands Inc	19,200	240,576
Tapestry Inc	26,900	907,875
Yue Yuen Industrial Holdings Ltd	923,000	2,945,567
		4,094,018
Tobacco – 0.7%
Altria Group Inc	35,200	1,738,528
Trading Companies & Distributors – 1.9%
ITOCHU Corp	278,500	4,697,807
Transportation Infrastructure – 0.7%
SATS Ltd	499,200	1,711,160
Wireless Telecommunication Services – 4.0%
KDDI Corp	2,300	54,817
NTT DOCOMO Inc	245,000	5,502,224
Rogers Communications Inc	81,100	4,156,598
		9,713,639
Total Common Stocks (cost $244,162,029)		242,108,233
Investment Companies – 2.3%
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	1,873,680	1,873,680
Money Markets – 1.6%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	3,857,724	3,857,724
Total Investment Companies (cost $5,731,404)		5,731,404
Total Investments (total cost $249,893,433) – 101.3%		247,839,637
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(3,251,826)
Net Assets – 100%		$244,587,811

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$138,788,090	56.0%
Hong Kong	44,137,369	17.8
Japan	36,029,559	14.5
Canada	11,359,030	4.6
Australia	4,420,243	1.8
Singapore	3,155,902	1.3
France	2,141,272	0.9
New Zealand	2,129,980	0.9
Switzerland	1,385,745	0.6
United Kingdom	1,382,835	0.6
Germany	1,096,894	0.4
Denmark	592,841	0.2
Netherlands	486,195	0.2
Norway	429,929	0.2
Spain	139,799	0.0
Finland	84,614	0.0
Austria	79,340	0.0

Total	$247,839,637	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 2.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$4,568∆	$-	$-	$1,873,680
Money Markets - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	23,241	-	-	3,857,724
Total Affiliated Investments - 2.3%	$27,809	$-	$-	$5,731,404

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 2.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	379,480	19,939,877	(18,445,677)	1,873,680
Money Markets - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	2,206,151	26,472,095	(24,820,522)	3,857,724

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Income Managed Volatility Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World High Dividend Yield IndexSM	MSCI World High Dividend Yield IndexSM reflects the performance of high dividend yield securities from global developed markets.
MSCI World IndexSM	MSCI World IndexSM reflects the equity market performance of global developed markets.

LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $775,441, which represents 0.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

12	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$11,386,374	$326,794	$-
Air Freight & Logistics	-	460,800	-
Airlines	-	4,031,244	-
Auto Components	-	1,883,576	-
Automobiles	-	2,500,352	-
Banks	366,417	8,154,434	-
Capital Markets	7,607,197	211,681	-
Commercial Services & Supplies	-	93,487	-
Diversified Telecommunication Services	4,998,012	7,916,162	-
Electric Utilities	18,704,446	21,319,991	-
Food & Staples Retailing	-	4,004,359	-
Food Products	1,425,827	989,067	-
Health Care Providers & Services	353,808	3,384,142	-
Hotels, Restaurants & Leisure	7,629,404	1,073,200	-
Household Durables	1,650,309	1,564,560	-
Industrial Conglomerates	-	2,583,918	-
Insurance	3,477,713	2,848,478	-
Machinery	85,710	79,340	-
Marine	-	125,225	-
Media	5,139,968	445,865	-
Multi-Utilities	32,556,898	775,441	-
Oil, Gas & Consumable Fuels	5,763,858	218,097	-
Pharmaceuticals	5,730,166	1,185,520	-
Real Estate Management & Development	-	14,272,740	-
Road & Rail	-	53,407	-
Technology Hardware, Storage & Peripherals	-	2,279,062	-
Textiles, Apparel & Luxury Goods	1,148,451	2,945,567	-
Trading Companies & Distributors	-	4,697,807	-
Transportation Infrastructure	-	1,711,160	-
Wireless Telecommunication Services	4,156,598	5,557,041	-
All Other	32,234,560	-	-
Investment Companies	-	5,731,404	-
Total Assets	$144,415,716	$103,423,921	$-

Janus Investment Fund	13

Janus Henderson Global Income Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$242,108,233
Affiliated investments, at value(3)	5,731,404
Cash	791
Cash denominated in foreign currency(4)	22,127
Non-interested Trustees' deferred compensation	5,932
Receivables:
Dividends	543,264
Fund shares sold	426,010
Foreign tax reclaims	71,909
Dividends from affiliates	4,819
Other assets	2,384
Total Assets	248,916,873
Liabilities:
Collateral for securities loaned (Note 2)	1,873,680
Payables:	—
Investments purchased	1,447,089
Fund shares repurchased	696,364
Transfer agent fees and expenses	50,071
Advisory fees	49,035
Professional fees	24,503
12b-1 Distribution and shareholder servicing fees	15,928
Non-interested Trustees' deferred compensation fees	5,932
Dividends	5,822
Custodian fees	3,003
Non-interested Trustees' fees and expenses	1,864
Affiliated fund administration fees payable	545
Accrued expenses and other payables	155,226
Total Liabilities	4,329,062
Net Assets	$244,587,811

See Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$245,364,123
Total distributable earnings (loss)	(776,312)
Total Net Assets	$244,587,811
Net Assets - Class A Shares	$7,689,494
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	600,199
Net Asset Value Per Share(5)	$12.81
Maximum Offering Price Per Share(6)	$13.59
Net Assets - Class C Shares	$15,874,006
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,248,070
Net Asset Value Per Share(5)	$12.72
Net Assets - Class D Shares	$29,784,296
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,330,948
Net Asset Value Per Share	$12.78
Net Assets - Class I Shares	$158,949,396
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,373,502
Net Asset Value Per Share	$12.85
Net Assets - Class N Shares	$3,111,785
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	242,220
Net Asset Value Per Share	$12.85
Net Assets - Class S Shares	$345,405
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	27,010
Net Asset Value Per Share	$12.79
Net Assets - Class T Shares	$28,833,429
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,253,514
Net Asset Value Per Share	$12.79

(1) Includes cost of $244,162,029.

(2) Includes $1,782,448 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $5,731,404.

(4) Includes cost of $22,127.

(5) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(6) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Income Managed Volatility Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018(1)

Investment Income:
Dividends	$4,382,017
Dividends from affiliates	23,241
Affiliated securities lending income, net	4,568
Other income	4,951
Foreign tax withheld	(123,291)
Total Investment Income	4,291,486
Expenses:
Advisory fees	702,134
12b-1 Distribution and shareholder servicing fees:
Class A Shares	9,232
Class C Shares	85,585
Class S Shares	459
Transfer agent administrative fees and expenses:
Class D Shares	19,648
Class S Shares	459
Class T Shares	39,969
Transfer agent networking and omnibus fees:
Class A Shares	2,460
Class C Shares	8,849
Class I Shares	80,570
Other transfer agent fees and expenses:
Class A Shares	337
Class C Shares	729
Class D Shares	4,067
Class I Shares	3,792
Class N Shares	45
Class T Shares	295
Registration fees	122,884
Professional fees	25,849
Shareholder reports expense	14,168
Custodian fees	5,854
Affiliated fund administration fees	3,192
Non-interested Trustees’ fees and expenses	3,106
Other expenses	44,792
Total Expenses	1,178,475
Less: Excess Expense Reimbursement and Waivers	(283,384)
Net Expenses	895,091
Net Investment Income/(Loss)	3,396,395
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	5,442,361
Total Net Realized Gain/(Loss) on Investments	5,442,361
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(9,052,569)
Total Change in Unrealized Net Appreciation/Depreciation	(9,052,569)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(213,813)

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018(1)

Operations:
Net investment income/(loss)	$3,396,395	$9,015,260
Net realized gain/(loss) on investments	5,442,361	689,771
Change in unrealized net appreciation/depreciation	(9,052,569)	(9,117,344)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(213,813)	587,687
Dividends and Distributions to Shareholders(2)
Class A Shares	(122,920)	N/A
Class C Shares	(216,358)	N/A
Class D Shares	(559,078)	N/A
Class I Shares	(2,851,145)	N/A
Class N Shares	(59,025)	N/A
Class S Shares	(5,741)	N/A
Class T Shares	(529,038)	N/A
Total Dividends and Distributions to Shareholders	(4,343,305)	N/A
Dividends from Net Investment Income(2)
Class A Shares	N/A	(333,487)
Class C Shares	N/A	(525,115)
Class D Shares	N/A	(1,604,200)
Class I Shares	N/A	(4,668,160)
Class N Shares	N/A	(102,491)
Class S Shares	N/A	(12,117)
Class T Shares	N/A	(1,655,959)
Total Dividends from Net Investment Income	N/A	(8,901,529)
Net Decrease from Dividends and Distributions to Shareholders	(4,343,305)	(8,901,529)
Capital Share Transactions:
Class A Shares	488,527	(6,009,846)
Class C Shares	(1,322,188)	(2,534,138)
Class D Shares	(4,778,854)	(13,829,148)
Class I Shares	4,067,969	86,879,225
Class N Shares	(205,353)	3,501,870
Class S Shares	(7,755)	(838)
Class T Shares	(6,808,734)	(17,952,676)
Net Increase/(Decrease) from Capital Share Transactions	(8,566,388)	50,054,449
Net Increase/(Decrease) in Net Assets	(13,123,506)	41,740,607
Net Assets:
Beginning of period	257,711,317	215,970,710
End of period(3)	$244,587,811	$257,711,317

(1) Period from August 4, 2017 (inception date) through June 30, 2018 for Class N Shares.

(2) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(3) Net assets - End of period includes undistributed (overdistributed) net investment income of $941,563 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Income Managed Volatility Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$13.07	$13.38	$12.84		$11.45	$12.95	$11.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.44	0.32		0.42	0.33	0.57
Net realized and unrealized gain/(loss)	(0.21)	(0.30)	0.57		1.40	(1.08)	1.86
Total from Investment Operations	(0.04)	0.14	0.89		1.82	(0.75)	2.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.45)	(0.35)		(0.30)	(0.44)	(0.43)
Distributions (from capital gains)	—	—	—(2)		(0.13)	(0.31)	(0.65)
Total Dividends and Distributions	(0.22)	(0.45)	(0.35)		(0.43)	(0.75)	(1.08)
Net Asset Value, End of Period	$12.81	$13.07	$13.38		$12.84	$11.45	$12.95
Total Return*	(0.34)%	1.01%	7.13%		16.28%	(5.79)%	21.79%
Net Assets, End of Period (in thousands)	$7,689	$7,335	$13,425		$27,380	$2,816	$6,300
Average Net Assets for the Period (in thousands)	$7,324	$10,020	$27,845		$8,512	$3,789	$4,861
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.08%	1.03%	1.05%		1.48%	1.90%	1.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.87%	0.86%		0.83%	0.84%	0.81%
Ratio of Net Investment Income/(Loss)	2.55%	3.25%	2.55%		3.47%	2.74%	4.62%
Portfolio Turnover Rate	15%	60%	58%		41%	125%	51%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.98	$13.28	$12.75	$11.39	$12.89	$11.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.36	0.30	0.33	0.24	0.45
Net realized and unrealized gain/(loss)	(0.21)	(0.30)	0.50	1.38	(1.07)	1.87
Total from Investment Operations	(0.09)	0.06	0.80	1.71	(0.83)	2.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.36)	(0.27)	(0.22)	(0.36)	(0.34)
Distributions (from capital gains)	—	—	—(2)	(0.13)	(0.31)	(0.65)
Total Dividends and Distributions	(0.17)	(0.36)	(0.27)	(0.35)	(0.67)	(0.99)
Net Asset Value, End of Period	$12.72	$12.98	$13.28	$12.75	$11.39	$12.89
Total Return*	(0.73)%	0.41%	6.36%	15.33%	(6.51)%	20.83%
Net Assets, End of Period (in thousands)	$15,874	$17,491	$20,450	$11,529	$1,161	$999
Average Net Assets for the Period (in thousands)	$16,987	$19,521	$16,659	$3,746	$1,136	$613
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.84%	1.70%	1.78%	2.17%	2.72%	2.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.61%	1.54%	1.61%	1.58%	1.61%	1.57%
Ratio of Net Investment Income/(Loss)	1.74%	2.73%	2.39%	2.74%	2.03%	3.63%
Portfolio Turnover Rate	15%	60%	58%	41%	125%	51%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.03	$13.34	$12.80	$11.42	$12.92	$11.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.49	0.40	0.44	0.35	0.56
Net realized and unrealized gain/(loss)	(0.20)	(0.32)	0.52	1.39	(1.07)	1.88
Total from Investment Operations	(0.02)	0.17	0.92	1.83	(0.72)	2.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.48)	(0.38)	(0.32)	(0.47)	(0.45)
Distributions (from capital gains)	—	—	—(2)	(0.13)	(0.31)	(0.65)
Total Dividends and Distributions	(0.23)	(0.48)	(0.38)	(0.45)	(0.78)	(1.10)
Net Asset Value, End of Period	$12.78	$13.03	$13.34	$12.80	$11.42	$12.92
Total Return*	(0.18)%	1.24%	7.39%	16.43%	(5.62)%	21.92%
Net Assets, End of Period (in thousands)	$29,784	$35,061	$49,826	$55,105	$7,265	$8,689
Average Net Assets for the Period (in thousands)	$32,510	$44,872	$55,232	$19,737	$7,736	$6,297
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.84%	0.87%	1.33%	1.89%	1.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.65%	0.66%	0.65%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	2.70%	3.62%	3.16%	3.60%	2.95%	4.51%
Portfolio Turnover Rate	15%	60%	58%	41%	125%	51%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.10	$13.41	$12.87	$11.47	$12.97	$11.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.49	0.46	0.45	0.37	0.56
Net realized and unrealized gain/(loss)	(0.20)	(0.31)	0.47	1.41	(1.08)	1.90
Total from Investment Operations	(0.01)	0.18	0.93	1.86	(0.71)	2.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.49)	(0.39)	(0.33)	(0.48)	(0.46)
Distributions (from capital gains)	—	—	—(2)	(0.13)	(0.31)	(0.65)
Total Dividends and Distributions	(0.24)	(0.49)	(0.39)	(0.46)	(0.79)	(1.11)
Net Asset Value, End of Period	$12.85	$13.10	$13.41	$12.87	$11.47	$12.97
Total Return*	(0.16)%	1.30%	7.42%	16.61%	(5.49)%	22.09%
Net Assets, End of Period (in thousands)	$158,949	$157,957	$76,883	$29,592	$2,596	$1,995
Average Net Assets for the Period (in thousands)	$161,084	$130,145	$53,486	$8,765	$2,369	$1,855
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.75%	0.76%	1.18%	1.65%	1.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.60%	0.60%	0.59%	0.58%	0.54%	0.52%
Ratio of Net Investment Income/(Loss)	2.76%	3.66%	3.59%	3.72%	3.12%	4.54%
Portfolio Turnover Rate	15%	60%	58%	41%	125%	51%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Income Managed Volatility Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the period ended June 30, 2018	2018	2018(1)
Net Asset Value, Beginning of Period	$13.10	$13.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.19	0.42
Net realized and unrealized gain/(loss)	(0.20)	(0.51)
Total from Investment Operations	(0.01)	(0.09)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.46)
Total Dividends and Distributions	(0.24)	(0.46)
Net Asset Value, End of Period	$12.85	$13.10
Total Return*	(0.11)%	(0.66)%
Net Assets, End of Period (in thousands)	$3,112	$3,371
Average Net Assets for the Period (in thousands)	$3,297	$2,827
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.50%	0.51%
Ratio of Net Investment Income/(Loss)	2.86%	3.45%
Portfolio Turnover Rate	15%	60%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.05	$13.35	$12.81	$11.43	$12.93	$11.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.16	0.45	0.38	0.37	0.31	0.46
Net realized and unrealized gain/(loss)	(0.21)	(0.31)	0.51	1.45	(1.07)	1.98
Total from Investment Operations	(0.05)	0.14	0.89	1.82	(0.76)	2.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.44)	(0.35)	(0.31)	(0.43)	(0.44)
Distributions (from capital gains)	—	—	—(3)	(0.13)	(0.31)	(0.65)
Total Dividends and Distributions	(0.21)	(0.44)	(0.35)	(0.44)	(0.74)	(1.09)
Net Asset Value, End of Period	$12.79	$13.05	$13.35	$12.81	$11.43	$12.93
Total Return*	(0.43)%	1.03%	7.09%	16.32%	(5.93)%	21.99%
Net Assets, End of Period (in thousands)	$345	$360	$370	$316	$163	$174
Average Net Assets for the Period (in thousands)	$365	$366	$344	$204	$166	$199
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.03%	1.36%	1.18%	1.79%	2.10%	2.13%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	0.92%	0.92%	0.77%	1.00%	0.77%
Ratio of Net Investment Income/(Loss)	2.36%	3.35%	2.97%	3.06%	2.62%	3.72%
Portfolio Turnover Rate	15%	60%	58%	41%	125%	51%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through June 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.05	$13.36	$12.82	$11.44	$12.94	$11.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.47	0.39	0.45	0.35	0.55
Net realized and unrealized gain/(loss)	(0.20)	(0.31)	0.52	1.38	(1.08)	1.88
Total from Investment Operations	(0.03)	0.16	0.91	1.83	(0.73)	2.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.47)	(0.37)	(0.32)	(0.46)	(0.44)
Distributions (from capital gains)	—	—	—(2)	(0.13)	(0.31)	(0.65)
Total Dividends and Distributions	(0.23)	(0.47)	(0.37)	(0.45)	(0.77)	(1.09)
Net Asset Value, End of Period	$12.79	$13.05	$13.36	$12.82	$11.44	$12.94
Total Return*	(0.31)%	1.14%	7.28%	16.33%	(5.70)%	21.84%
Net Assets, End of Period (in thousands)	$28,833	$36,137	$55,018	$47,708	$3,603	$2,200
Average Net Assets for the Period (in thousands)	$31,754	$47,900	$58,466	$11,120	$3,147	$855
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.97%	0.91%	0.93%	1.31%	1.87%	1.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.74%	0.75%	0.75%	0.76%	0.71%
Ratio of Net Investment Income/(Loss)	2.58%	3.49%	3.08%	3.68%	2.96%	4.49%
Portfolio Turnover Rate	15%	60%	58%	41%	125%	51%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Income Managed Volatility Fund(the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital and income. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

22	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	23

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

24	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed monthly and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Janus Investment Fund	25

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

To the extent that real estate-related securities may be included in the Fund’s named benchmark index, Intech’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that

26	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2018, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,782,448 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2018 is $1,873,680, resulting in the net amount due to the counterparty of $91,232.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Janus Investment Fund	27

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Deutsche Bank AG	$1,782,448	$—	$(1,782,448)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.

Intech Investment Management LLC (“Intech”) serves as subadviser to the Fund. As subadviser, Intech provides day-to-day management of the investment operations of the Fund subject to the general oversight of Janus Capital. Janus Capital owns approximately 97% of Intech.

Janus Capital pays Intech a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.50% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus

28	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the

Janus Investment Fund	29

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as part of "Other expenses" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $1,332.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00%

30	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $383.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	-	-
Class S Shares	51	-*
Class T Shares	-	-

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30,  2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2018
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(3,795,733)	$ -	$ (3,795,733)

Janus Investment Fund	31

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 250,471,584	$13,066,821	$(15,698,768)	$ (2,631,947)

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018(1)
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	118,740	$ 1,550,422	223,181	$ 3,016,533
Reinvested dividends and distributions	9,278	122,920	24,830	333,314
Shares repurchased	(89,057)	(1,184,815)	(690,489)	(9,359,693)
Net Increase/(Decrease)	38,961	$ 488,527	(442,478)	$ (6,009,846)
Class C Shares:
Shares sold	104,997	$ 1,381,359	255,308	$ 3,409,493
Reinvested dividends and distributions	16,419	216,016	39,369	524,390
Shares repurchased	(221,087)	(2,919,563)	(486,281)	(6,468,021)
Net Increase/(Decrease)	(99,671)	$ (1,322,188)	(191,604)	$ (2,534,138)
Class D Shares:
Shares sold	95,406	$ 1,262,956	432,393	$ 5,822,139
Reinvested dividends and distributions	40,201	531,844	116,391	1,557,436
Shares repurchased	(494,504)	(6,573,654)	(1,593,175)	(21,208,723)
Net Increase/(Decrease)	(358,897)	$ (4,778,854)	(1,044,391)	$ (13,829,148)
Class I Shares:
Shares sold	1,538,172	$20,347,079	10,737,932	$146,052,302
Reinvested dividends and distributions	214,405	2,849,253	347,885	4,664,079
Shares repurchased	(1,434,039)	(19,128,363)	(4,763,624)	(63,837,156)
Net Increase/(Decrease)	318,538	$ 4,067,969	6,322,193	$ 86,879,225
Class N Shares:
Shares sold	11,686	$ 154,282	325,255	$ 4,410,175
Reinvested dividends and distributions	4,439	59,025	7,651	102,491
Shares repurchased	(31,121)	(418,660)	(75,690)	(1,010,796)
Net Increase/(Decrease)	(14,996)	$ (205,353)	257,216	$ 3,501,870
Class S Shares:
Shares sold	-	$ -	1,013	$ 13,776
Reinvested dividends and distributions	434	5,741	906	12,117
Shares repurchased	(1,030)	(13,496)	(1,994)	(26,731)
Net Increase/(Decrease)	(596)	$ (7,755)	(75)	$ (838)
Class T Shares:
Shares sold	261,878	$ 3,469,776	930,823	$ 12,545,460
Reinvested dividends and distributions	39,952	529,027	123,555	1,655,959
Shares repurchased	(817,100)	(10,807,537)	(2,404,168)	(32,154,095)
Net Increase/(Decrease)	(515,270)	$ (6,808,734)	(1,349,790)	$ (17,952,676)
(1)	Period from August 4, 2017 (inception date) through June 30, 2018 for Class N Shares.

32	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$37,275,403	$ 47,235,651	$ -	$ -

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Janus Investment Fund	41

Janus Henderson Global Income Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

42	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	43

Janus Henderson Global Income Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

44	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Janus Investment Fund	45

Janus Henderson Global Income Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

46	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

Janus Investment Fund	47

Janus Henderson Global Income Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

48	DECEMBER 31, 2018

Janus Henderson Global Income Managed Volatility Fund

Notes

NotesPage1

Janus Investment Fund	49

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93013 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Unconstrained Bond Fund

Janus Henderson Global Unconstrained Bond Fund (unaudited)

FUND SNAPSHOT

This “unconstrained” Fund has the flexibility to invest across global fixed income markets and is not managed to be compared to any specific index. The Fund has significant latitude to act on high-conviction ideas and seeks to achieve positive absolute returns in a variety of market environments.

PERFORMANCE OVERVIEW

For the six-month period ending December 31, 2018, Janus Henderson Global Unconstrained Bond Fund Class I Shares returned 2.53% compared with 1.15% for its benchmark, the 3-Month USD London Interbank Offered Rate (LIBOR).

MARKET ENVIRONMENT

The period started with riskier assets on the ascendency as steady growth in the U.S. seemed to offset brewing economic weakness in other pockets of the global economy. Both investment-grade and high-yield corporate credits saw spreads between their yields and those of underlying risk-free benchmarks narrow over the first half of the period. While many regions struggled, several U.S. equity benchmarks reached record highs mid-period. The same heightened growth expectations, however, fueled concerns of an overheating economy with a spike in inflation being a potential side effect. Those fears pushed up U.S. Treasury yields, which, in turn negatively impacted high-yield credits and stocks as investors feared elevated levels of corporate debt would weigh on earnings in a higher interest rate environment. Consequently riskier assets sold off midway through the period and never regained their footing. All the while, the deleterious effects of a global trade war further caused investors to downgrade their growth expectations.

Benefiting from the shift toward a more cautious environment were safer asset classes, including U.S. Treasuries. After hitting an intra-period high of 3.24%, the yield on the U.S. 10-year note finished at 2.68%, 16 basis points below where it began. This produced a flattening yield curve as the 2-year note rose on the back of two additional rate hikes by the Federal Reserve (Fed). A broad bond market benchmark gained, driven by lower interest rates. Similarly, investment-grade credits delivered positive returns, while their high-yield peers suffered losses.

PERFORMANCE DISCUSSION

The Fund outperformed its benchmark, the 3-month USD LIBOR, during the six-month period. The strategy seeks to provide long-term positive returns and preserve capital through various market environments by managing portfolio duration, credit risk and volatility.

The Fund is comprised of two sleeves: Its core, which invests in shorter-duration, cash-based fixed income securities and a series of strategies we refer to as Structural Alpha. These strategies are designed to generate excess returns by capitalizing on tendencies prevalent in financial markets. One such tendency is investors overpaying for protection against price movements in an underlying asset by employing derivatives. Therefore, selling volatility on a range of asset classes and collecting a premium in the process is a prominent component of Structural Alpha.

For the period, the Fund’s core of shorter-duration corporate credits generated positive returns. The more visible nature of these securities’ cash flows helped this segment of the yield curve withstand some of the volatility that roiled bond markets during the autumn. Furthermore, rising expectations that the Fed’s 2019 rate hike path may be curtailed provided a tailwind to shorter-dated credits late in the period. Also within the Fund’s core, an allocation to inflation-linked Mexican government debt aided performance late in the period.

Within the Fund’s Structural Alpha sleeve, much of the gains were concentrated in the Fund’s mergers and acquisition arbitrage positioning. Believing that excess returns can be generated by capitalizing on the tendency for a deal’s announced and closing stock prices to converge, the Fund opportunistically takes equity positions of companies that have announced transactions.

Interest rate volatility sales contributed to performance as the ranges the strategy set to absorb a downward tick in rates proved sufficient to generate income through the collection of premiums counterparties paid to hedge

Janus Investment Fund	1

Janus Henderson Global Unconstrained Bond Fund (unaudited)

against large price swings. The Fund’s exposure to securities aimed at benefiting from widening credit spreads, however, weighed on performance as the early-period narrowing of spreads generated negative returns. Also detracting were equity volatility sales.

In executing its strategy during the period, the Fund employed derivatives, including futures, options, swaps and forward exchange contracts. These instruments were deployed with both the aim of generating excess return and also hedging cash-based positions. For the period, the Fund’s derivatives exposure generated negative returns. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Thank you for your investment in the Janus Henderson Global Unconstrained Bond Fund.

2	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund (unaudited)

Fund At A Glance

December 31, 2018

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	1.88%	1.88%
Class A Shares MOP	1.79%	1.79%
Class C Shares**	1.09%	1.09%
Class D Shares	1.99%	1.97%
Class I Shares	2.15%	2.15%
Class N Shares	2.13%	2.23%
Class R Shares	1.11%	1.41%
Class S Shares	1.38%	1.65%
Class T Shares	1.92%	1.92%
Weighted Average Maturity		2.5 Years
Average Effective Duration***		-3.1 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AA	8.8%
A	23.4%
BBB	30.3%
BB	4.4%
B	1.3%
CCC	0.6%
D	0.1%
Not Rated	14.0%
Other	17.1%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	47.2%
Commercial Paper	11.5%
Inflation-Indexed Bonds	10.5%
Asset-Backed/Commercial Mortgage-Backed Securities	9.7%
United States Treasury Notes/Bonds	5.5%
Investment Companies	4.1%
Common Stocks	3.5%
Foreign Government Bonds	2.4%
Other	5.6%
100.0%

Emerging markets comprised 19.4% of total net assets.

Janus Investment Fund	3

Janus Henderson Global Unconstrained Bond Fund (unaudited)

Performance

See important disclosures on the next page.

				Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018				per the December 14, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	2.30%	-4.21%	0.10%	1.03%	1.03%
Class A Shares at MOP	-2.53%	-8.78%	-0.95%
Class C Shares at NAV	1.89%	-4.83%	-0.61%	1.79%	1.79%
Class C Shares at CDSC	0.89%	-5.76%	-0.61%
Class D Shares(1)	2.32%	-4.04%	0.17%	0.95%	0.91%
Class I Shares	2.53%	-3.88%	0.38%	0.78%	0.78%
Class N Shares	2.30%	-3.94%	0.38%	0.69%	0.69%
Class R Shares	2.02%	-4.64%	-0.34%	1.55%	1.51%
Class S Shares	2.14%	-4.55%	-0.12%	1.29%	1.26%
Class T Shares	2.32%	-4.04%	0.16%	0.96%	0.96%
3-Month USD LIBOR	1.15%	2.08%	0.91%
Morningstar Quartile - Class I Shares	-	4th	4th
Morningstar Ranking - based on total returns for Nontraditional Bond Funds	-	276/314	196/235

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization

4	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund (unaudited)

Performance

companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class R Shares commenced operations on February 6, 2015. Performance shown for periods prior to February 6, 2015, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class R Shares, without the effect of any applicable fee and expense limitations or waivers.

If Class R Shares of the Fund had been available during periods prior to February 6, 2015, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – May 27, 2014

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Global Unconstrained Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$1,023.00	$5.10	$1,000.00	$1,020.16	$5.09	1.00%
Class C Shares	$1,000.00	$1,018.90	$9.21	$1,000.00	$1,016.08	$9.20	1.81%
Class D Shares	$1,000.00	$1,023.20	$5.00	$1,000.00	$1,020.27	$4.99	0.98%
Class I Shares	$1,000.00	$1,025.30	$3.98	$1,000.00	$1,021.27	$3.97	0.78%
Class N Shares	$1,000.00	$1,023.00	$3.31	$1,000.00	$1,021.93	$3.31	0.65%
Class R Shares	$1,000.00	$1,020.20	$7.94	$1,000.00	$1,017.34	$7.93	1.56%
Class S Shares	$1,000.00	$1,021.40	$6.73	$1,000.00	$1,018.55	$6.72	1.32%
Class T Shares	$1,000.00	$1,023.20	$4.95	$1,000.00	$1,020.32	$4.94	0.97%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 9.7%
Alternative Loan Trust 2003-4CB, 5.7500%, 4/25/33	$10,429,031	$10,309,461
Alternative Loan Trust 2006-14CB, 6.0000%, 6/25/36	707,611	558,802
Alternative Loan Trust 2006-45T1, 5.5000%, 2/25/37	542,145	425,984
Alternative Loan Trust 2006-45T1, 6.0000%, 2/25/37	2,533,042	2,084,182
Alternative Loan Trust 2006-4CB, 5.5000%, 4/25/36	1,257,241	1,223,030
Alternative Loan Trust 2006-5T2, 6.0000%, 4/25/36	1,708,617	1,252,566
Alternative Loan Trust 2007-22,
ICE LIBOR USD 1 Month + 7.1000%, 4.5938%, 9/25/37‡,¤	5,675,660	1,633,491
Alternative Loan Trust 2007-9T1, 5.5000%, 5/25/22	91,718	69,092
Banc of America Alternative Loan Trust 2005-9, 6.0000%, 10/25/35	4,401,803	3,748,135
Banc of America Funding 2005-5 Trust, 5.5000%, 9/25/35	340,327	338,387
Banc of America Funding 2006-7 Trust,
ICE LIBOR USD 1 Month + 0.6000%, 6.0000%, 9/25/36‡	863,465	813,155
Banc of America Funding 2007-2 Trust, 4.5997%, 3/25/37‡	861,640	835,142
Banc of America Mortgage 2007-1 Trust, 5.7500%, 1/25/37	20,700	18,756
Bear Stearns ALT-A Trust 2005-4, 4.0279%, 5/25/35‡	1,927,701	1,591,355
CHL Mortgage Pass-Through Trust 2006-13, 6.2500%, 9/25/36	2,044,167	1,564,120
Credit-Based Asset Servicing & Securitization LLC, 5.0620%, 9/25/32Ç	46,743	46,487
CSMC Mortgage-Backed Trust 2006-9, 6.0000%, 11/25/36	7,433,984	6,402,424
Equity One Mortgage Pass-Through Trust 2003-4, 4.4662%, 10/25/34Ç	190,667	186,276
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.6000%, 4.0938%, 6/25/38‡,¤	8,933,975	424,217
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 5.7000%, 3.1938%, 2/25/39‡,¤	1,539,990	168,454
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0000%, 3.4938%, 3/25/39‡,¤	16,578,321	1,069,156
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 3.5438%, 5/25/39‡,¤	11,850,119	751,667
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.0438%, 5/25/39‡,¤	18,325,112	1,317,911
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.1500%, 3.6438%, 3/25/40‡,¤	7,613,277	643,081
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 4.7500%, 2.2438%, 5/25/40‡,¤	30,440,174	1,822,307
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 5.7700%, 3.2638%, 6/25/40‡,¤	1,391,506	173,197
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.0438%, 7/25/42‡,¤	9,000,532	1,617,190
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.1500%, 3.6438%, 11/25/42‡,¤	8,384,854	1,482,646
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.1500%, 3.6438%, 7/25/43‡,¤	16,583,275	2,074,006
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 5.6000%, 3.0938%, 5/25/45‡,¤	24,520,943	3,187,877
First Horizon Mortgage Pass-Through Trust 2004-7, 5.5000%, 1/25/35	49,060	50,434
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.5000%, 4.0449%, 8/15/35‡,¤	4,818,263	713,233
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.0500%, 3.5949%, 4/15/39‡,¤	7,561,992	525,674
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.0500%, 3.5949%, 5/15/39‡,¤	6,172,834	413,821
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.6500%, 4.1949%, 11/15/40‡,¤	9,469,219	735,865
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.0949%, 3/15/41‡,¤	328,189	31,642
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.0949%, 5/15/42‡,¤	4,640,549	745,477
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.1500%, 3.6949%, 12/15/44‡,¤	12,020,309	2,061,994
Government National Mortgage Association, 3.5000%, 12/20/39¤	10,348,092	504,262
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.6000%, 4.1299%, 12/20/39‡,¤	6,751,573	584,182
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 3.6799%, 4/20/43‡,¤	351,922	45,181
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.6500%, 3.1799%, 10/20/45‡,¤	5,774,242	731,009
GSR Mortgage Loan Trust 2005-9F, 6.0000%, 1/25/36	571,149	458,002
GSR Mortgage Loan Trust 2006-7F, 6.2500%, 8/25/36	659,749	397,179
IndyMac INDA Mortgage Loan Trust 2006-AR1, 3.8963%, 8/25/36‡	945,877	928,377
JP Morgan Mortgage Trust 2005-S3, 5.5000%, 1/25/36	1,501,115	1,266,530
JP Morgan Mortgage Trust 2005-S3, 5.7500%, 1/25/36	2,734,664	2,086,906
JP Morgan Mortgage Trust 2007-S1, 6.0000%, 3/25/37	1,502,381	1,139,108
MASTR Alternative Loan Trust 2004-6, 6.0000%, 7/25/34	4,745,031	4,816,163
Morgan Stanley Mortgage Loan Trust 2006-11, 6.0000%, 8/25/36	3,705,442	3,322,385
Morgan Stanley Mortgage Loan Trust 2006-17XS, 5.5771%, 10/25/46Ç	1,443,235	602,517
Morgan Stanley Mortgage Loan Trust 2006-2, 5.2500%, 2/25/21	338,313	326,022
NACC Reperforming Loan REMIC Trust 2004-R1, 7.5000%, 3/25/34 (144A)	191,948	182,819
Ownit Mortgage Loan Trust Series 2006-2, 5.6329%, 1/25/37Ç	236,323	235,153
Reperforming Loan REMIC Trust 2004-R1, 6.5000%, 11/25/34 (144A)	107,379	105,003

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Unconstrained Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Residential Asset Securitization Trust 2005-A15, 6.0000%, 2/25/36	$646,828	$467,462
Residential Asset Securitization Trust 2007-A1, 6.0000%, 3/25/37	4,517,553	2,823,746
RFMSI Series 2006-S10 Trust, 5.5000%, 10/25/21	863,972	819,559
WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust,
3.7011%, 8/25/36‡	1,482,334	1,371,885
WaMu Mortgage Pass-Through Certificates Series 2007-HY5 Trust,
3.5035%, 5/25/37‡	5,008,145	4,461,629
Wells Fargo Mortgage Backed Securities 2007-8 Trust, 6.0000%, 7/25/37	1,550,475	905,022
Wells Fargo Mortgage Loan 2010-RR2 Trust, 5.5000%, 4/27/35 (144A)	9,386,056	9,463,743
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $104,387,098)		91,154,538
Corporate Bonds – 47.2%
Banking – 12.0%
Ally Financial Inc, 3.5000%, 1/27/19	17,033,000	17,022,354
American Express Credit Corp, 1.7000%, 10/30/19	13,326,000	13,179,289
Citigroup Inc, 2.5500%, 4/8/19	2,127,000	2,123,955
Deutsche Bank AG, 2.8500%, 5/10/19	5,000,000	4,969,961
Deutsche Bank AG/London, 2.5000%, 2/13/19	18,876,000	18,840,140
Goldman Sachs Group Inc, 2.5500%, 10/23/19	24,268,000	24,078,115
JPMorgan Chase & Co, 6.3000%, 4/23/19	676,000	682,610
JPMorgan Chase & Co, 2.2500%, 1/23/20	9,277,000	9,183,566
Lloyds Banking Group PLC, 3.1000%, 7/6/21	800,000	784,683
Morgan Stanley, ICE LIBOR USD 3 Month + 0.7400%, 3.2172%, 7/23/19‡	215,000	214,985
PNC Bank NA, 2.5000%, 1/22/21	3,750,000	3,700,159
Regions Bank/Birmingham AL,
ICE LIBOR USD 3 Month + 0.3800%, 2.6880%, 4/1/21‡	1,041,000	1,021,357
Synchrony Financial, 3.0000%, 8/15/19	14,707,000	14,610,125
Toronto-Dominion Bank, 1.8500%, 9/11/20	3,104,000	3,046,669
		113,457,968
Basic Industry – 2.0%
Glencore Funding LLC, 2.5000%, 1/15/19 (144A)	3,279,000	3,277,623
Monsanto Co, 2.1250%, 7/15/19	12,179,000	12,051,038
Packaging Corp of America, 2.4500%, 12/15/20	3,666,000	3,598,747
		18,927,408
Brokerage – 2.5%
Charles Schwab Corp, 3.8500%, 5/21/25	9,144,000	9,331,091
Jefferies Group LLC, 8.5000%, 7/15/19	14,148,000	14,518,227
		23,849,318
Capital Goods – 1.9%
CNH Industrial Capital LLC, 3.3750%, 7/15/19	1,164,000	1,155,270
CSCEC Finance Cayman II Ltd, 2.2500%, 6/14/19	2,478,000	2,458,689
Fortive Corp, 1.8000%, 6/15/19	109,000	107,697
General Dynamics Corp, 3.7500%, 5/15/28	7,051,000	7,130,556
Ingersoll-Rand Global Holding Co Ltd, 2.9000%, 2/21/21	7,257,000	7,188,247
		18,040,459
Communications – 4.5%
Comcast Corp, 5.1500%, 3/1/20	9,057,000	9,271,797
Comcast Corp, 3.1500%, 3/1/26	6,194,000	5,929,443
CSC Holdings LLC, 8.6250%, 2/15/19	1,419,000	1,422,547
Hughes Satellite Systems Corp, 6.5000%, 6/15/19	16,609,000	16,754,329
RELX Capital Inc, 8.6250%, 1/15/19	25,000	25,043
Telecom Italia Capital SA, 7.1750%, 6/18/19	878,000	884,093
Time Warner Cable LLC, 8.7500%, 2/14/19	4,998,000	5,025,905
Time Warner Cable LLC, 8.2500%, 4/1/19	2,954,000	2,987,157
		42,300,314
Consumer Cyclical – 5.6%
Cresud SACIF y A, 6.5000%, 2/16/23	8,987,003	8,983,695
Ford Motor Credit Co LLC, 2.9430%, 1/8/19	547,000	547,002
Ford Motor Credit Co LLC, 2.3750%, 3/12/19	1,161,000	1,159,073
Ford Motor Credit Co LLC, 2.2620%, 3/28/19	2,360,000	2,353,230

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Ford Motor Credit Co LLC, 2.0210%, 5/3/19	$3,782,000	$3,766,725
Ford Motor Credit Co LLC, 1.8970%, 8/12/19	323,000	319,826
Ford Motor Credit Co LLC, 2.5970%, 11/4/19	1,198,000	1,184,794
Ford Motor Credit Co LLC, ICE LIBOR USD 3 Month + 0.8100%, 3.2183%, 4/5/21‡	5,458,000	5,317,998
General Motors Co, ICE LIBOR USD 3 Month + 0.8000%, 3.3893%, 8/7/20‡	3,730,000	3,692,383
General Motors Financial Co Inc, 2.4000%, 5/9/19	3,912,000	3,897,309
General Motors Financial Co Inc,
ICE LIBOR USD 3 Month + 0.8500%, 3.2581%, 4/9/21‡	7,093,000	6,931,563
Hyundai Capital America,
ICE LIBOR USD 3 Month + 0.8200%, 3.5959%, 3/12/21 (144A)‡	7,208,000	7,150,914
Lennar Corp, 4.5000%, 6/15/19	1,242,000	1,238,895
Lennar Corp, 4.5000%, 11/15/19	299,000	296,757
Macquarie Infrastructure Corp, 2.8750%, 7/15/19	1,301,000	1,291,263
Macy's Retail Holdings Inc, 9.5000%, 4/15/21	37,625	39,553
MGM Resorts International, 8.6250%, 2/1/19	4,330,000	4,335,412
		52,506,392
Consumer Non-Cyclical – 6.2%
Conagra Brands Inc, ICE LIBOR USD 3 Month + 0.5000%, 2.9081%, 10/9/20‡	7,354,800	7,272,385
Constellation Brands Inc, 3.8750%, 11/15/19	15,122,000	15,178,423
CVS Health Corp, ICE LIBOR USD 3 Month + 0.7200%, 3.4871%, 3/9/21‡	7,215,000	7,156,834
CVS Health Corp, 4.3000%, 3/25/28	4,448,000	4,355,426
HCA Inc, 4.2500%, 10/15/19	5,750,000	5,735,625
Kraft Heinz Foods Co, ICE LIBOR USD 3 Month + 0.5700%, 3.1881%, 2/10/21‡	5,556,000	5,509,855
RJ Reynolds Tobacco Co/NC, 8.1250%, 6/23/19	143,000	145,885
Shire Acquisitions Investments Ireland DAC, 1.9000%, 9/23/19	1,644,000	1,620,987
Teva Pharmaceutical Finance Netherlands III BV, 1.7000%, 7/19/19	11,352,000	11,175,920
		58,151,340
Electric – 0.5%
Dominion Energy Inc, 1.8750%, 1/15/19	300,000	299,798
Dominion Energy Inc, 1.6000%, 8/15/19	3,896,000	3,852,678
Entergy Mississippi LLC, 6.6400%, 7/1/19	216,000	219,523
		4,371,999
Energy – 3.0%
Andeavor Logistics LP / Tesoro Logistics Finance Corp, 6.2500%, 10/15/22	1,051,000	1,072,020
DCP Midstream Operating LP, 2.7000%, 4/1/19	1,984,000	1,967,880
Enable Midstream Partners LP, 2.4000%, 5/15/19	7,627,000	7,583,794
Energy Transfer Operating LP, 9.0000%, 4/15/19	10,344,000	10,518,477
Plains All American Pipeline LP / PAA Finance Corp, 2.6000%, 12/15/19	48,000	47,292
Rockies Express Pipeline LLC, 6.0000%, 1/15/19 (144A)	6,806,000	6,806,000
		27,995,463
Finance Companies – 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.7500%, 5/15/19	8,278,000	8,277,401
Aircastle Ltd, 6.2500%, 12/1/19	2,997,000	3,068,427
International Lease Finance Corp, 5.8750%, 4/1/19	4,868,000	4,887,867
International Lease Finance Corp, 6.2500%, 5/15/19	817,000	824,230
		17,057,925
Financial Institutions – 0.9%
LeasePlan Corp NV, 2.8750%, 1/22/19 (144A)	8,570,000	8,566,804
Industrial – 1.0%
Hutchison Whampoa International 09/19 Ltd, 5.7500%, 9/11/19 (144A)	9,630,000	9,806,219
Owned No Guarantee – 3.2%
CNOOC Finance 2015 USA LLC, 4.3750%, 5/2/28	10,854,000	11,045,671
ICBCIL Finance Co Ltd, 2.3750%, 5/19/19	12,043,000	11,999,416
Industrial & Commercial Bank of China Ltd/New York NY,
ICE LIBOR USD 3 Month + 0.7500%, 3.3413%, 11/9/20‡	3,718,000	3,711,385
Optus Finance Pty Ltd, 4.6250%, 10/15/19	3,723,000	3,755,092
		30,511,564

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Unconstrained Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Technology – 1.7%
Baidu Inc, 2.7500%, 6/9/19	$2,995,000		$2,988,564
CA Inc, 5.3750%, 12/1/19	1,440,000		1,458,543
Dell International LLC / EMC Corp, 3.4800%, 6/1/19 (144A)	7,523,000		7,500,793
Hewlett Packard Enterprise Co, 2.1000%, 10/4/19 (144A)	3,691,000		3,649,454
			15,597,354
Transportation – 0.4%
American Airlines Group Inc, 5.5000%, 10/1/19 (144A)	3,902,000		3,911,755
Total Corporate Bonds (cost $446,615,489)			445,052,282
Foreign Government Bonds – 2.4%
Argentina Treasury Bill, 0%, 1/25/19◊	3,177,121		3,169,998
Banco del Estado de Chile, 2.6680%, 1/8/21 (144A)	6,000,000		5,865,000
Empresa Provincial de Energia de Cordoba, 7.0000%, 8/17/22	3,750,000		3,150,000
Korea Development Bank, ICE LIBOR USD 3 Month + 0.7250%, 3.1393%, 7/6/22‡	5,901,000		5,902,003
Provincia de Buenos Aires/Argentina, 5.7500%, 6/15/19 (144A)	4,477,000		4,477,000
Total Foreign Government Bonds (cost $23,293,393)			22,564,001
Inflation-Indexed Bonds – 10.5%
Mexican Udibonos, 4.5000%, 12/4/25 (cost $95,391,630)	1,899,471,822	MXN	98,919,424
United States Treasury Notes/Bonds – 5.5%
2.8750%, 10/31/20 (cost $52,041,139)	52,000,000		52,390,378
Common Stocks – 3.5%
Mortgage Real Estate Investment Trusts (REITs) – 2.0%
AGNC Investment Corp	484,447		8,497,200
Annaly Capital Management Inc	1,098,605		10,788,301
			19,285,501
Multi-Utilities – 1.5%
SCANA Corp	292,362		13,969,056
Total Common Stocks (cost $34,739,044)			33,254,557
Investment Companies – 4.1%
Closed-End Funds – 4.1%
Duff & Phelps Global Utility Income Fund Inc	151,593		1,796,377
Nuveen Preferred & Income Opportunities Fund	701,760		5,852,678
Nuveen Taxable Municipal Income Fund	927,305		17,952,625
Reaves Utility Income Fund	432,771		12,736,451
Total Investment Companies (cost $42,156,630)			38,338,131
Commercial Paper – 11.5%
CNPC Finance HK Ltd, 0%, 1/7/19 (Section 4(2))◊	$20,000,000		19,990,122
Energy Transfer Part LP / Regency Energy Finance Corp,
0%, 1/3/19 (Section 4(2))◊	9,628,000		9,625,721
Ford Motor Credit Co LLC, 0%, 2/20/19 (Section 4(2))◊	7,000,000		6,968,068
Intesa Sanpaolo SpA, 0%, 1/2/19◊	15,000,000		14,997,707
Intesa Sanpaolo SpA, 0%, 4/1/19◊	11,000,000		10,911,829
Kinder Morgan Inc, 0%, 1/2/19 (Section 4(2))◊	3,000,000		2,999,528
Public Service Co of North Carolina Inc, 0%, 1/3/19◊	15,000,000		14,996,706
Southern California Edison Co, 0%, 1/2/19 (Section 4(2))◊	5,700,000		5,699,176
Spectra Energy Partners LP, 0%, 1/8/19 (Section 4(2))◊	15,000,000		14,990,987
Tyco International Holding Sarl, 0%, 1/2/19 (Section 4(2))◊	7,000,000		6,998,973
Total Commercial Paper (cost $108,173,687)			108,178,817
Total Investments (total cost $906,798,110) – 94.4%			889,852,128
Cash, Receivables and Other Assets, net of Liabilities – 5.6%			52,260,760
Net Assets – 100%			$942,112,888

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$607,726,092	68.3%
Mexico	98,919,424	11.1
China	52,193,847	5.9
Italy	26,793,629	3.0
Germany	23,810,101	2.7
Argentina	19,780,693	2.2
Israel	11,175,920	1.2
Hong Kong	9,806,219	1.1
Netherlands	8,566,804	1.0
Ireland	8,277,401	0.9
South Korea	5,902,003	0.7
Chile	5,865,000	0.7
Australia	3,755,092	0.4
Switzerland	3,277,623	0.4
Canada	3,046,669	0.3
United Kingdom	955,611	0.1

Total	$889,852,128	100.0%

Schedule of Securities Sold Short – (% of Net Assets)

Shares		Value
Securities Sold Short – 0%
Common Stocks Sold Short – 0%
Health Care Providers & Services – 0%
Cigna Corp (proceeds $250,519)	1,122	$(213,090)

Summary of Investments by Country - (Short Positions) (unaudited)

		% of
		Securities
Country	Value	Sold Short
United States	$(213,090)	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Unconstrained Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	11,475	3/20/19	$1,400,129,297	$10,848,722	$4,482,422
Futures Sold:
EURO-BOBL	3,612	3/7/19	(547,687,266)	(1,112,183)	-
Euro-BTP	836	3/7/19	(122,266,806)	(3,717,774)	-
Euro-Bund	5,742	3/7/19	(1,074,461,000)	(3,529,345)	-
Total - Futures Sold				(8,359,302)	-
Total				$2,489,420	$4,482,422

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2018.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018

Interest Rate Contracts
Asset Derivatives:
Variation margin receivable	$ 4,482,422

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Commodity Contracts	Credit Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$(8,744,972)	$ -	$ -	$(28,277,264)	$(35,757,275)	$(72,779,511)
Forward foreign currency exchange contracts	-	-	5,610,868	-	-	5,610,868
Purchased options contracts	(81,184)	-	(83,231)	(1,016,546)	(1,541,633)	(2,722,594)
Purchased swaption contracts	-	(441,851)	-	-	-	(441,851)
Swap contracts	-	(12,224,871)	-	-	-	(12,224,871)
Written options contracts	3,792,755	-	(292,261)	27,468,876	28,226,535	59,195,905
Written swaption contracts	-	6,779,645	-	-	-	6,779,645

Total	$(5,033,401)	$ (5,887,077)	$5,235,376	$ (1,824,934)	$ (9,072,373)	$(16,582,409)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Commodity Contracts	Credit Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$ 4,768,500	$ -	$ -	$ -	$ 8,035,866	$ 12,804,366
Forward foreign currency exchange contracts	-	-	321,134	-	-	321,134
Purchased options contracts	-	-	15,091	(66,303)	-	(51,212)
Swap contracts	-	(12,442,612)	-	-	-	(12,442,612)
Written options contracts	-	-	(116,207)	-	-	(116,207)

Total	$ 4,768,500	$(12,442,612)	$ 220,018	$ (66,303)	$ 8,035,866	$ 515,469

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Unconstrained Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Credit default swaps, short	$ (26,576,475)
Forward foreign currency exchange contracts, purchased	31,717,793
Forward foreign currency exchange contracts, sold	36,567,374
Futures contracts, purchased	384,282,032
Futures contracts, sold	867,968,387
Purchased options contracts, call	1,108,636
Purchased options contracts, put	35,424
Purchased swaption contracts, call	5,039
Purchased swaption contracts, put	4,366
Written options contracts, call	2,288,112
Written options contracts, put	1,815,855
Written swaption contracts, call	477,600
Written swaption contracts, put	225,518

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

London Interbank Offered Rate (LIBOR)	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $70,763,127, which represents 7.5% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2018 is $67,272,575, which represents 7.1% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Janus Investment Fund	15

Janus Henderson Global Unconstrained Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$91,154,538	$-
Corporate Bonds	-	445,052,282	-
Foreign Government Bonds	-	22,564,001	-
Inflation-Indexed Bonds	-	98,919,424	-
United States Treasury Notes/Bonds	-	52,390,378	-
Common Stocks	33,254,557	-	-
Investment Companies	38,338,131	-	-
Commercial Paper	-	108,178,817	-
Total Investments in Securities	$71,592,688	$818,259,440	$-
Other Financial Instruments(a):
Variation Margin Receivable	4,482,422	-	-
Total Assets	$76,075,110	$818,259,440	$-
Liabilities
Investments In Securities Sold Short:
Common Stocks	$213,090	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

16	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$889,852,128
Cash	1,611,265
Deposits with brokers for short sales	250,519
Cash denominated in foreign currency(2)	2,188,909
Variation margin receivable	4,482,422
Non-interested Trustees' deferred compensation	23,029
Receivables:
Investments sold	96,825,626
Interest	5,870,230
Dividends	490,353
Fund shares sold	349,383
Other assets	74,245
Total Assets	1,002,018,109
Liabilities:
Due to broker	43,475,000
Short sales, at value(3)	213,090
Payables:	—
Fund shares repurchased	14,536,772
Dividends	575,672
Advisory fees	559,015
Transfer agent fees and expenses	178,889
12b-1 Distribution and shareholder servicing fees	36,476
Professional fees	27,184
Non-interested Trustees' deferred compensation fees	23,029
Non-interested Trustees' fees and expenses	9,062
Custodian fees	4,938
Affiliated fund administration fees payable	2,152
Accrued expenses and other payables	263,942
Total Liabilities	59,905,221
Net Assets	$942,112,888

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Unconstrained Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,115,973,241
Total distributable earnings (loss)	(173,860,353)
Total Net Assets	$942,112,888
Net Assets - Class A Shares	$38,688,120
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,339,951
Net Asset Value Per Share(4)	$8.91
Maximum Offering Price Per Share(5)	$9.35
Net Assets - Class C Shares	$28,399,662
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,188,381
Net Asset Value Per Share(4)	$8.91
Net Assets - Class D Shares	$10,488,935
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,176,045
Net Asset Value Per Share	$8.92
Net Assets - Class I Shares	$815,599,682
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	91,477,076
Net Asset Value Per Share	$8.92
Net Assets - Class N Shares	$2,594,495
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	291,178
Net Asset Value Per Share	$8.91
Net Assets - Class R Shares	$947,751
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	106,263
Net Asset Value Per Share	$8.92
Net Assets - Class S Shares	$1,052,475
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	117,963
Net Asset Value Per Share	$8.92
Net Assets - Class T Shares	$44,341,768
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,978,334
Net Asset Value Per Share	$8.91

(1) Includes cost of $906,798,110.

(2) Includes cost of $2,188,909.

(3) Proceeds $250,519.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Interest	$15,042,466
Dividends	4,723,472
Other income	240,366
Total Investment Income	20,006,304
Expenses:
Advisory fees	3,689,071
12b-1 Distribution and shareholder servicing fees:
Class A Shares	65,563
Class C Shares	185,489
Class R Shares	2,392
Class S Shares	2,391
Transfer agent administrative fees and expenses:
Class D Shares	6,772
Class R Shares	1,196
Class S Shares	2,391
Class T Shares	90,943
Transfer agent networking and omnibus fees:
Class A Shares	3,685
Class C Shares	14,823
Class I Shares	262,409
Other transfer agent fees and expenses:
Class A Shares	2,111
Class C Shares	1,465
Class D Shares	4,381
Class I Shares	16,074
Class N Shares	259
Class S Shares	13
Class T Shares	661
Registration fees	86,010
Short sales dividends expense	62,513
Professional fees	53,010
Shareholder reports expense	33,789
Custodian fees	16,167
Affiliated fund administration fees	14,269
Non-interested Trustees’ fees and expenses	6,536
Other expenses	174,602
Total Expenses	4,798,985
Less: Excess Expense Reimbursement and Waivers	(2,136)
Net Expenses	4,796,849
Net Investment Income/(Loss)	15,209,455

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Unconstrained Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$17,072,843
Purchased options contracts	(2,722,594)
Purchased swaption contracts	(441,851)
Forward foreign currency exchange contracts	5,610,868
Futures contracts	(72,779,511)
Short sales	5,180,551
Swap contracts	(12,224,871)
Written options contracts	59,195,905
Written swaption contracts	6,779,645
Total Net Realized Gain/(Loss) on Investments	5,670,985
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	539,697
Purchased options contracts	(51,212)
Forward foreign currency exchange contracts	321,134
Futures contracts	12,804,366
Short sales	37,429
Swap contracts	(12,442,612)
Written options contracts	(116,207)
Total Change in Unrealized Net Appreciation/Depreciation	1,092,595
Net Increase/(Decrease) in Net Assets Resulting from Operations	$21,973,035

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$15,209,455	$34,039,800
Net realized gain/(loss) on investments	5,670,985	(132,714,513)
Change in unrealized net appreciation/depreciation	1,092,595	(7,678,882)
Net Increase/(Decrease) in Net Assets Resulting from Operations	21,973,035	(106,353,595)
Dividends and Distributions to Shareholders(1)
Class A Shares	(976,476)	N/A
Class C Shares	(535,305)	N/A
Class D Shares	(216,938)	N/A
Class I Shares	(18,986,140)	N/A
Class N Shares	(217,329)	N/A
Class R Shares	(15,750)	N/A
Class S Shares	(30,177)	N/A
Class T Shares	(1,318,004)	N/A
Total Dividends and Distributions to Shareholders	(22,296,119)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(2,273,073)
Class C Shares	N/A	(812,473)
Class D Shares	N/A	(343,498)
Class I Shares	N/A	(40,212,821)
Class N Shares	N/A	(776,901)
Class R Shares	N/A	(13,400)
Class S Shares	N/A	(18,256)
Class T Shares	N/A	(4,235,861)
Total Dividends from Net Investment Income	N/A	(48,686,283)
Net Decrease from Dividends and Distributions to Shareholders	(22,296,119)	(48,686,283)
Capital Share Transactions:
Class A Shares	(23,390,767)	(55,300,949)
Class C Shares	(17,600,446)	(10,539,508)
Class D Shares	(2,059,698)	(2,933,609)
Class I Shares	(351,285,685)	(396,889,973)
Class N Shares	(75,191,930)	80,861,893
Class R Shares	(14,611)	487,660
Class S Shares	(484,849)	462,276
Class T Shares	(66,509,086)	(92,951,828)
Net Increase/(Decrease) from Capital Share Transactions	(536,537,072)	(476,804,038)
Net Increase/(Decrease) in Net Assets	(536,860,156)	(631,843,916)
Net Assets:
Beginning of period	1,478,973,044	2,110,816,960
End of period(2)	$942,112,888	$1,478,973,044

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $1,750,045 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Unconstrained Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017		2016	2015	2014(1)
Net Asset Value, Beginning of Period	$8.88	$9.64	$9.70		$9.71	$10.01	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.14	0.19		0.18	0.09	—(3)
Net realized and unrealized gain/(loss)	0.09	(0.70)	0.14		0.06	(0.27)	0.01
Total from Investment Operations	0.20	(0.56)	0.33		0.24	(0.18)	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.20)	(0.38)		(0.13)	(0.07)	—
Return of capital	—	—	(0.01)		(0.12)	(0.05)	—
Total Dividends and Distributions	(0.17)	(0.20)	(0.39)		(0.25)	(0.12)	—
Net Asset Value, End of Period	$8.91	$8.88	$9.64		$9.70	$9.71	$10.01
Total Return*	2.30%	(5.91)%	3.51%		2.54%	(1.86)%	0.10%
Net Assets, End of Period (in thousands)	$38,688	$62,043	$123,769		$85,242	$82,298	$3,934
Average Net Assets for the Period (in thousands)	$52,186	$107,328	$103,307		$81,615	$44,607	$3,934
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.00%	1.00%	1.01%		1.01%	1.07%	5.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.00%	1.01%		1.01%	1.07%	1.08%
Ratio of Net Investment Income/(Loss)	2.48%	1.43%	1.94%		1.90%	0.93%	(0.36)%
Portfolio Turnover Rate	61%	119%	145%		149%	107%	15%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$8.88	$9.63	$9.69	$9.69	$10.01	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.07	0.07	0.12	0.11	0.02	(0.01)
Net realized and unrealized gain/(loss)	0.10	(0.69)	0.14	0.07	(0.28)	0.02
Total from Investment Operations	0.17	(0.62)	0.26	0.18	(0.26)	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.13)	(0.31)	(0.09)	(0.03)	—
Return of capital	—	—	(0.01)	(0.09)	(0.03)	—
Total Dividends and Distributions	(0.14)	(0.13)	(0.32)	(0.18)	(0.06)	—
Net Asset Value, End of Period	$8.91	$8.88	$9.63	$9.69	$9.69	$10.01
Total Return*	1.89%	(6.49)%	2.75%	1.87%	(2.59)%	0.10%
Net Assets, End of Period (in thousands)	$28,400	$45,990	$60,913	$45,452	$51,993	$272
Average Net Assets for the Period (in thousands)	$36,962	$58,477	$54,205	$45,549	$26,045	$126
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.81%	1.72%	1.75%	1.76%	1.80%	6.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.81%	1.72%	1.75%	1.76%	1.80%	1.83%
Ratio of Net Investment Income/(Loss)	1.65%	0.69%	1.22%	1.12%	0.23%	(0.97)%
Portfolio Turnover Rate	61%	119%	145%	149%	107%	15%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from May 27, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$8.89	$9.64	$9.70	$9.71	$10.01	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.14	0.19	0.18	0.10	—(3)
Net realized and unrealized gain/(loss)	0.09	(0.68)	0.15	0.06	(0.27)	0.01
Total from Investment Operations	0.20	(0.54)	0.34	0.24	(0.17)	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.21)	(0.39)	(0.13)	(0.08)	—
Return of capital	—	—	(0.01)	(0.12)	(0.05)	—
Total Dividends and Distributions	(0.17)	(0.21)	(0.40)	(0.25)	(0.13)	—
Net Asset Value, End of Period	$8.92	$8.89	$9.64	$9.70	$9.71	$10.01
Total Return*	2.32%	(5.73)%	3.55%	2.53%	(1.68)%	0.10%
Net Assets, End of Period (in thousands)	$10,489	$12,526	$16,621	$14,162	$13,269	$254
Average Net Assets for the Period (in thousands)	$11,224	$15,676	$15,427	$13,166	$7,698	$118
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.92%	0.97%	1.01%	1.14%	5.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.92%	0.97%	1.01%	1.01%	1.08%
Ratio of Net Investment Income/(Loss)	2.54%	1.50%	2.01%	1.92%	0.98%	(0.25)%
Portfolio Turnover Rate	61%	119%	145%	149%	107%	15%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$8.88	$9.64	$9.70	$9.70	$10.01	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.12	0.16	0.21	0.21	0.12	—(3)
Net realized and unrealized gain/(loss)	0.10	(0.69)	0.15	0.07	(0.28)	0.01
Total from Investment Operations	0.22	(0.53)	0.36	0.28	(0.16)	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.23)	(0.41)	(0.15)	(0.09)	—
Return of capital	—	—	(0.01)	(0.13)	(0.06)	—
Total Dividends and Distributions	(0.18)	(0.23)	(0.42)	(0.28)	(0.15)	—
Net Asset Value, End of Period	$8.92	$8.88	$9.64	$9.70	$9.70	$10.01
Total Return*	2.53%	(5.67)%	3.79%	2.90%	(1.56)%	0.10%
Net Assets, End of Period (in thousands)	$815,600	$1,166,188	$1,685,309	$1,168,251	$1,104,105	$3,935
Average Net Assets for the Period (in thousands)	$946,242	$1,704,727	$1,409,826	$1,035,919	$731,773	$3,934
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.75%	0.74%	0.75%	0.76%	5.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.75%	0.74%	0.75%	0.76%	0.83%
Ratio of Net Investment Income/(Loss)	2.72%	1.67%	2.22%	2.15%	1.26%	(0.11)%
Portfolio Turnover Rate	61%	119%	145%	149%	107%	15%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from May 27, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Global Unconstrained Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$8.89	$9.64	$9.70	$9.70	$10.01	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.16	0.16	0.22	0.21	0.12	—(3)
Net realized and unrealized gain/(loss)	0.04	(0.68)	0.14	0.07	(0.28)	0.01
Total from Investment Operations	0.20	(0.52)	0.36	0.28	(0.16)	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.23)	(0.41)	(0.15)	(0.09)	—
Return of capital	—	—	(0.01)	(0.13)	(0.06)	—
Total Dividends and Distributions	(0.18)	(0.23)	(0.42)	(0.28)	(0.15)	—
Net Asset Value, End of Period	$8.91	$8.89	$9.64	$9.70	$9.70	$10.01
Total Return*	2.30%	(5.51)%	3.82%	2.93%	(1.58)%	0.10%
Net Assets, End of Period (in thousands)	$2,594	$78,752	$5,444	$3,967	$3,099	$50
Average Net Assets for the Period (in thousands)	$12,353	$31,271	$5,122	$3,265	$1,667	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.66%	0.71%	0.73%	0.77%	5.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.66%	0.71%	0.73%	0.77%	0.83%
Ratio of Net Investment Income/(Loss)	3.09%	1.80%	2.25%	2.22%	1.22%	(0.11)%
Portfolio Turnover Rate	61%	119%	145%	149%	107%	15%

Class R Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(4)
Net Asset Value, Beginning of Period	$8.89	$9.64	$9.70	$9.70	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.09	0.14	0.15	0.03
Net realized and unrealized gain/(loss)	0.09	(0.69)	0.15	0.06	(0.26)
Total from Investment Operations	0.18	(0.60)	0.29	0.21	(0.23)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.15)	(0.34)	(0.11)	(0.04)
Return of capital	—	—	(0.01)	(0.10)	(0.03)
Total Dividends and Distributions	(0.15)	(0.15)	(0.35)	(0.21)	(0.07)
Net Asset Value, End of Period	$8.92	$8.89	$9.64	$9.70	$9.70
Total Return*	2.02%	(6.28)%	3.05%	2.15%	(2.31)%
Net Assets, End of Period (in thousands)	$948	$959	$551	$211	$50
Average Net Assets for the Period (in thousands)	$949	$836	$343	$162	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.79%	1.52%	1.47%	1.46%	1.49%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.56%	1.52%	1.47%	1.46%	1.49%
Ratio of Net Investment Income/(Loss)	1.97%	0.91%	1.42%	1.56%	0.71%
Portfolio Turnover Rate	61%	119%	145%	149%	107%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from May 27, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

(4) Period from February 6, 2015 (inception date) through June 30, 2015.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$8.89	$9.63	$9.70	$9.70	$10.01	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.11	0.17	0.17	0.07	(0.01)
Net realized and unrealized gain/(loss)	0.10	(0.69)	0.14	0.07	(0.28)	0.02
Total from Investment Operations	0.19	(0.58)	0.31	0.24	(0.21)	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.16)	(0.37)	(0.13)	(0.06)	—
Return of capital	—	—	(0.01)	(0.11)	(0.04)	—
Total Dividends and Distributions	(0.16)	(0.16)	(0.38)	(0.24)	(0.10)	—
Net Asset Value, End of Period	$8.92	$8.89	$9.63	$9.70	$9.70	$10.01
Total Return*	2.14%	(6.08)%	3.24%	2.51%	(2.13)%	0.10%
Net Assets, End of Period (in thousands)	$1,052	$1,500	$1,071	$541	$487	$50
Average Net Assets for the Period (in thousands)	$1,903	$949	$716	$463	$288	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.39%	1.26%	1.21%	1.23%	1.36%	5.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.32%	1.22%	1.17%	1.14%	1.36%	1.33%
Ratio of Net Investment Income/(Loss)	2.00%	1.17%	1.75%	1.79%	0.71%	(0.61)%
Portfolio Turnover Rate	61%	119%	145%	149%	107%	15%

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$8.88	$9.63	$9.69	$9.70	$10.01	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.14	0.19	0.18	0.10	—(3)
Net realized and unrealized gain/(loss)	0.09	(0.68)	0.15	0.07	(0.28)	0.01
Total from Investment Operations	0.20	(0.54)	0.34	0.25	(0.18)	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.21)	(0.39)	(0.14)	(0.08)	—
Return of capital	—	—	(0.01)	(0.12)	(0.05)	—
Total Dividends and Distributions	(0.17)	(0.21)	(0.40)	(0.26)	(0.13)	—
Net Asset Value, End of Period	$8.91	$8.88	$9.63	$9.69	$9.70	$10.01
Total Return*	2.32%	(5.73)%	3.58%	2.60%	(1.80)%	0.10%
Net Assets, End of Period (in thousands)	$44,342	$111,015	$217,138	$164,055	$195,190	$3,949
Average Net Assets for the Period (in thousands)	$73,172	$193,808	$193,689	$173,502	$118,182	$3,938
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.97%	0.93%	0.95%	0.98%	1.01%	5.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.92%	0.94%	0.94%	1.01%	1.08%
Ratio of Net Investment Income/(Loss)	2.45%	1.49%	2.02%	1.92%	0.99%	(0.36)%
Portfolio Turnover Rate	61%	119%	145%	149%	107%	15%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from May 27, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Unconstrained Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to maximize total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit

26	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Janus Investment Fund	27

Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

28	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

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The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities

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Notes to Financial Statements (unaudited)

with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Commodity-Linked Investments

The Fund may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

There were no forward currency contracts held at December 31, 2018.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement

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Notes to Financial Statements (unaudited)

of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

During the period, the Fund purchased commodity futures to increase exposure to commodity risk.

During the period, the Fund purchased futures on equity indices to increase exposure to equity risk.

During the period, the Fund sold futures on equity indices to decrease exposure to equity risk.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on bond futures in order to increase interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.

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Notes to Financial Statements (unaudited)

During the period, the Fund purchased put options on bond futures in order to reduce interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Fund purchased call and put options on commodity futures for the purpose of hedging exposure to commodity risk and/or generating income.

During the period, the Fund purchased call options on foreign exchange rates vs. the U.S. dollar in order to increase foreign currency exposure and reduce U.S. dollar exposure where increasing this exposure via the options market was most attractive.

During the period, the Fund purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.

During the period, the Fund purchased call options on various equity index futures for the purpose of increasing exposure to broad equity risk.

During the period, the Fund purchased put options on various equity index futures for the purpose of decreasing exposure to broad equity risk.

During the period, the Fund purchased call options on various equity index securities for the purpose of increasing exposure to individual equity risk.

There were no purchased options held at December 31, 2018.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.

During the period, the Fund wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.

During the period, the Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Fund wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Fund wrote call options on foreign exchange rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Fund wrote put options on foreign exchange rates vs. the U.S. dollar in order to increase currency risk where increasing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Fund wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.

During the period, the Fund wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.

There were no written options held at December 31, 2018.

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Notes to Financial Statements (unaudited)

Options on Swap Contracts (Swaptions)

The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Fund to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases. Swaptions purchased are reported in the Schedule of Investments (if applicable). Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).

During the period, the Fund purchased credit default receiver swaptions (call) and sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices.

During the period, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.

During the period, the Fund sold credit default receiver swaptions (call) in order to gain credit market volatility exposure and to reduce credit exposure.

During the period, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.

There were no swaptions held at December 31, 2018.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the

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Notes to Financial Statements (unaudited)

Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt

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Notes to Financial Statements (unaudited)

obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

There were no swaps held at December 31, 2018.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

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Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of

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Notes to Financial Statements (unaudited)

their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Inflation-Linked Securities

The Fund may invest in inflation-indexed bonds, including municipal inflation-indexed bonds and corporate inflation-indexed bonds, or in derivatives that are linked to these securities. Inflation-linked bonds are fixed-income securities that have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Because of their inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. In addition, inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, when prices decline over time, the principal and income of inflation-linked bonds would likely decline, resulting in losses to the Fund.

In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal. Other non-U.S. sovereign governments also issue inflation-linked securities (sometimes referred to as “linkers”) that are tied to their own local consumer price indices. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Inflation-linked bonds may also be issued by, or related to, sovereign governments of other developed countries, emerging market countries, or companies or other entities not affiliated with governments.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are

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Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Goldman Sachs & Co LLC	$213,090	$—	$—	$213,090

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Goldman Sachs International is the broker and/or custodian for short sales. Short sales held by the Fund are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments.

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Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Short Sales

The Fund may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Fund owns or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in other short sales. The Fund may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Fund are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Fund is also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Fund pays stock loan fees, disclosed on the Consolidated Statement of Operations,/disclosed on the Statement of Operations, on assets borrowed from the security broker.

The Fund may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In

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Notes to Financial Statements (unaudited)

the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC ("Janus Capital") an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.65
Next $2 Billion	0.62
Over $3 Billion	0.60

Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Kapstream Capital Pty Limited (Australia) ("Kapstream"), pursuant to which certain employees of Kapstream may also serve as employees or as "associated persons" of Janus Capital. In this capacity, employees of Kapstream are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to the Fund on behalf of Janus Capital. The responsibilities of both Janus Capital and Kapstream under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.73% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. The previous expense limit (until November 1, 2018) was 0.82%. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

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Notes to Financial Statements (unaudited)

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays

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Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as part of "Other expenses" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $3,344.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class A Shares paid CDSCs of $315 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $14,552.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

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Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2018
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(87,067,782)	$(75,990,036)	$ (163,057,818)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 906,831,072	$ 4,685,566	$(21,664,510)	$ (16,978,944)

Information on the tax components of securities sold short as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)/ Depreciation
$ (250,519)	$ -	$ 37,429	$ 37,429

Information on the tax components of derivatives as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$10,848,722	$ (8,359,302)	$ 2,489,420

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	304,973	$ 2,697,036	2,985,975	$ 28,694,960
Reinvested dividends and distributions	86,966	769,567	201,630	1,921,366
Shares repurchased	(3,036,452)	(26,857,370)	(9,045,168)	(85,917,275)
Net Increase/(Decrease)	(2,644,513)	$ (23,390,767)	(5,857,563)	$ (55,300,949)
Class C Shares:
Shares sold	187,130	$ 1,654,091	1,416,072	$ 13,575,620
Reinvested dividends and distributions	50,815	449,469	70,712	670,327
Shares repurchased	(2,230,835)	(19,704,006)	(2,632,179)	(24,785,455)
Net Increase/(Decrease)	(1,992,890)	$ (17,600,446)	(1,145,395)	$ (10,539,508)
Class D Shares:
Shares sold	25,181	$ 223,244	296,160	$ 2,842,293
Reinvested dividends and distributions	22,680	200,864	34,554	328,369
Shares repurchased	(281,302)	(2,483,806)	(645,341)	(6,104,271)
Net Increase/(Decrease)	(233,441)	$ (2,059,698)	(314,627)	$ (2,933,609)
Class I Shares:
Shares sold	2,988,997	$ 26,415,278	60,816,331	$ 582,072,842
Reinvested dividends and distributions	1,911,113	16,922,180	3,449,933	32,765,596
Shares repurchased	(44,690,457)	(394,623,143)	(107,864,217)	(1,011,728,411)
Net Increase/(Decrease)	(39,790,347)	$(351,285,685)	(43,597,953)	$ (396,889,973)
Class N Shares:
Shares sold	17,244	$ 138,473	15,033,504	$ 141,982,244
Reinvested dividends and distributions	24,694	217,320	84,232	776,178
Shares repurchased	(8,611,348)	(75,547,723)	(6,822,051)	(61,896,529)
Net Increase/(Decrease)	(8,569,410)	$ (75,191,930)	8,295,685	$ 80,861,893
Class R Shares:
Shares sold	18,398	$ 162,687	82,605	$ 790,392
Reinvested dividends and distributions	1,777	15,750	1,415	13,400
Shares repurchased	(21,811)	(193,048)	(33,333)	(316,132)
Net Increase/(Decrease)	(1,636)	$ (14,611)	50,687	$ 487,660
Class S Shares:
Shares sold	452,546	$ 3,981,545	205,133	$ 1,874,652
Reinvested dividends and distributions	3,405	30,177	1,914	18,237
Shares repurchased	(506,700)	(4,496,571)	(149,492)	(1,430,613)
Net Increase/(Decrease)	(50,749)	$ (484,849)	57,555	$ 462,276
Class T Shares:
Shares sold	295,915	$ 2,600,356	5,755,568	$ 55,164,395
Reinvested dividends and distributions	146,416	1,294,014	439,495	4,177,694
Shares repurchased	(7,970,207)	(70,403,456)	(16,241,040)	(152,293,917)
Net Increase/(Decrease)	(7,527,876)	$ (66,509,086)	(10,045,977)	$ (92,951,828)

Janus Investment Fund	45

Janus Henderson Global Unconstrained Bond Fund

Notes to Financial Statements (unaudited)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$594,771,876	$1,268,485,617	$ 51,965,117	$ -

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

Effective March 1, 2019, William H. Gross, the Portfolio Manager for the Fund, intends to retire. In connection with Mr. Gross’ retirement, effective on or about February 15, 2019, Nick Maroutsos became the new Portfolio Manager of the Fund, and the Fund changed its name to Janus Henderson Absolute Return Income Opportunities Fund. The Fund’s investment objective and principal investment strategies are not changing, and the name change is intended to align the Fund’s name to other Janus Henderson products managed by Mr. Maroutsos using the absolute return income investment approach.

The Fund is expected to experience increased shareholder redemptions as a result of the above changes, which may cause the Fund to sell portfolio securities at times when it would not otherwise do so. As a result, the Fund may deviate from its stated investment strategies and policies in order to meet redemption requests. Increased shareholder redemptions and efforts to realign the Fund’s portfolio to reflect Mr. Maroutsos’ investment approach may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and will also increase transaction costs. In addition, increased shareholder redemptions would result in the Fund’s current expenses being allocated over a smaller asset base, which would lead to an increase in the Fund’s expense ratio, but will not alter the expense caps currently in place for each share class of the Fund.

46	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

Janus Investment Fund	47

Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

48	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	49

Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

50	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

Janus Investment Fund	51

Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

52	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

54	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

56	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Janus Henderson Global Unconstrained Bond Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

58	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson Global Unconstrained Bond Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

60	DECEMBER 31, 2018

Janus Henderson Global Unconstrained Bond Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	61

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93024 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Government Money Market Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

Janus Henderson Government Money Market Fund

Janus Henderson Government Money Market Fund (unaudited)

Performance

David Spilsted co-portfolio manager	Garrett Strum co-portfolio manager

Average Annual Total Return		Seven-Day Current Yield
For the periods ended December 31, 2018		Class D Shares(1)
Class D Shares(1)		With Reimbursement	1.81%
Fiscal Year-to-Date	0.79%	Without Reimbursement	1.81%
1 Year	1.31%	Class T Shares
5 Year	0.33%	With Reimbursement	1.79%
10 Year	0.17%	Without Reimbursement	1.79%
Since Inception (February 14, 1995)	2.17%	Expense Ratios
Class T Shares		Per the October 29, 2018 prospectuses
Fiscal Year-to-Date	0.79%	Class D Shares(1)
1 Year	1.29%	Total Annual Fund Operating Expenses	0.69%
5 Year	0.32%	Class T Shares
10 Year	0.16%	Total Annual Fund Operating Expenses	0.71%
Since Inception (February 14, 1995)	2.17%

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions.

The yield more closely reflects the current earnings of the money market fund than the total return.

See Financial Highlights for actual expense ratios during the reporting period.

Class D Shares of the Fund commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

See “Useful Information About Your Fund Report.”

(1) Closed to certain new investors.

Janus Investment Fund	1

Janus Henderson Government Money Market Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class D Shares	$1,000.00	$1,007.90	$2.99	$1,000.00	$1,022.23	$3.01	0.59%
Class T Shares	$1,000.00	$1,007.90	$3.09	$1,000.00	$1,022.13	$3.11	0.61%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

2	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Schedule of Investments (unaudited)

December 31, 2018

Principal Amounts		Value
U.S. Government Agency Notes – 53.7%
Federal Farm Credit Bank Discount Notes:
2.4022%, 1/15/19	$3,000,000	$2,997,430
2.3653%, 1/24/19	3,000,000	2,995,717
		5,993,147
Federal Home Loan Bank Discount Notes:
2.2562%, 1/2/19	3,000,000	3,000,000
2.2509%, 1/3/19	3,000,000	2,999,815
2.2945%, 1/4/19	3,000,000	2,999,622
2.2906%, 1/7/19	3,000,000	2,999,056
2.2516%, 1/8/19	3,000,000	2,998,887
2.3206%, 1/9/19	3,000,000	2,998,662
2.2965%, 1/10/19	3,000,000	2,998,487
2.2821%, 1/11/19	3,000,000	2,998,308
2.3126%, 1/14/19	3,000,000	2,997,715
2.3119%, 1/16/19	3,000,000	2,997,335
2.3179%, 1/18/19	3,000,000	2,996,946
2.3566%, 1/22/19	3,000,000	2,996,120
2.3598%, 1/23/19	3,000,000	2,995,921
2.3598%, 1/25/19	6,000,000	5,991,066
2.3283%, 1/28/19	3,000,000	2,995,017
2.3817%, 1/29/19	3,000,000	2,994,709
2.3345%, 1/30/19	3,000,000	2,994,620
2.3642%, 2/1/19	3,000,000	2,994,164
2.4225%, 2/4/19	3,000,000	2,993,425
2.4237%, 2/5/19	3,000,000	2,993,222
2.3938%, 2/6/19	6,000,000	5,986,216
2.3850%, 2/8/19	3,000,000	2,992,741
2.4133%, 2/11/19	3,000,000	2,992,062
2.4005%, 2/13/19	3,000,000	2,991,709
2.4241%, 2/14/19	3,000,000	2,991,430
2.4035%, 2/15/19	3,000,000	2,991,304
2.4136%, 2/19/19	3,000,000	2,990,475
2.4271%, 2/20/19	6,000,000	5,980,447
2.2971%, 2/22/19	3,000,000	2,990,363
2.4157%, 2/25/19	3,000,000	2,989,278
2.4312%, 3/5/19	3,000,000	2,987,615
2.4252%, 3/7/19	3,000,000	2,987,247
2.4857%, 4/15/19	3,000,000	2,978,999
		107,782,983
FHLMC Multifamily VRD Certificates Taxable:
2.5700%, 1/15/42‡	5,501,810	5,499,165
Total U.S. Government Agency Notes (cost $119,275,295)		119,275,295
Variable Rate Demand Agency Notes‡ – 24.2%
AE REALTY LLC, 2.5100%, 10/1/23	480,000	480,000
Clearwater Solutions LLC, 2.5200%, 9/1/21	450,000	450,000
Cypress Bend Real Estate Development Co LLC, 2.5100%, 4/1/33	9,000,000	9,000,000
Florida Food Products Inc, 2.5100%, 12/1/22	1,350,000	1,350,000
Greer Family LLC, 2.5100%, 8/1/31	3,000,000	3,000,000
Irrevocable Trust Agreement John A Thomas & Elizabeth F Thomas,
2.5100%, 12/1/20	2,500,000	2,500,000
Johnson Capital Management LLC, 2.6000%, 6/3/47	2,845,000	2,845,000
Kenneth Rosenthal Irrevocable Life Insurance Trust, 2.5100%, 4/1/36	6,425,000	6,425,000
Lake Nona Trust, 2.5400%, 10/1/44	2,800,000	2,800,000
Mesivta Yeshiva Rabbi Chaim Berlin, 2.5060%, 11/1/35	8,900,000	8,900,000
Mississippi Business Finance Corp, 2.5000%, 9/1/21	905,000	905,000
Mississippi Business Finance Corp, 2.5000%, 1/1/34	3,060,000	3,060,000
Mississippi Business Finance Corp, 2.5000%, 12/1/35	3,020,000	3,020,000
Phenix City Downtown Redevelopment Authority, 2.5100%, 2/1/33	3,600,000	3,600,000
Thomas H Turner Family Irrevocably Trust, 2.5100%, 6/1/20	4,500,000	4,500,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	3

Janus Henderson Government Money Market Fund

Schedule of Investments (unaudited)

December 31, 2018

Principal Amounts		Value
Variable Rate Demand Agency Notes‡ – (continued)
Tyler Enterprises LLC, 2.5100%, 10/3/22	$995,000	$995,000
Total Variable Rate Demand Agency Notes (cost $53,830,000)		53,830,000
Repurchase Agreements(a) – 22.1%
Undivided interest of 16.4% in a joint repurchase agreement (principal amount $300,000,000 with a maturity value of $300,048,333) with Royal Bank of Canada, NY Branch, 2.9000%, dated 12/31/18, maturing 1/2/19 to be repurchased at $49,207,927 collateralized by $294,040,711 in U.S. Government Agencies 2.6010% - 36.3270%, 10/1/28 - 2/20/67 with a value of $306,049,300 (cost $49,200,000)	49,200,000	49,200,000
Total Investments (total cost $222,305,295) – 100.0%		222,305,295
Cash, Receivables and Other Assets, net of Liabilities – 0%		50,649
Net Assets – 100%		$222,355,944

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

4	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

‡	The interest rate on variable rate demand agency notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of December 31, 2018.

(a)	The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
U.S. Government Agency Notes	$-	$119,275,295	$-
Variable Rate Demand Agency Notes	-	53,830,000	-
Repurchase Agreements	-	49,200,000	-
Total Assets	$-	$222,305,295	$-

Janus Investment Fund	5

Janus Henderson Government Money Market Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Assets:
Investments, at value(1)	$173,105,295
Repurchase agreements, at value(2)	49,200,000
Cash	131,028
Non-interested Trustees' deferred compensation	5,382
Receivables:
Fund shares sold	480,693
Interest	117,062
Other assets	9,001
Total Assets	223,048,461
Liabilities:
Payables:	—
Fund shares repurchased	563,761
Administration services fees	85,654
Advisory fees	18,589
Professional fees	14,665
Non-interested Trustees' deferred compensation fees	5,382
Non-interested Trustees' fees and expenses	1,461
Accrued expenses and other payables	3,005
Total Liabilities	692,517
Net Assets	$222,355,944
Net Assets Consist of:
Capital (par value and paid-in surplus)	$222,358,705
Total distributable earnings (loss)	(2,761)
Total Net Assets	$222,355,944
Net Assets - Class D Shares	$214,208,234
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	214,223,425
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$8,147,710
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,148,152
Net Asset Value Per Share	$1.00

(1) Includes cost of $173,105,295. (2) Includes cost of repurchase agreements of $49,200,000.

See Notes to Financial Statements.

6	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Interest	$2,150,048
Other income	10,870
Total Investment Income	2,160,918
Expenses:
Advisory fees	201,982
Administration services fees:
Class D Shares	445,744
Class T Shares	19,638
Professional fees	20,477
Non-interested Trustees’ fees and expenses	2,489
Other expenses	3,027
Total Expenses	693,357
Less: Excess Expense Reimbursement and Waivers	(100,991)
Net Expenses	592,366
Net Investment Income/(Loss)	1,568,552
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,568,552

See Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Government Money Market Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$1,568,552	$1,539,239
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,568,552	1,539,239
Dividends and Distributions to Shareholders(1)
Class D Shares	(1,506,369)	N/A
Class T Shares	(62,607)	N/A
Total Dividends and Distributions to Shareholders	(1,568,976)	N/A
Dividends from Net Investment Income(1)
Class D Shares	N/A	(1,475,164)
Class T Shares	N/A	(64,077)
Total Dividends from Net Investment Income	N/A	(1,539,241)
Net Decrease from Dividends and Distributions to Shareholders	(1,568,976)	(1,539,241)
Capital Share Transactions:
Class D Shares	25,995,276	8,452,571
Class T Shares	(396,544)	1,085,959
Net Increase/(Decrease) from Capital Share Transactions	25,598,732	9,538,530
Net Increase/(Decrease) in Net Assets	25,598,308	9,538,528
Net Assets:
Beginning of period	196,757,636	187,219,108
End of period(2)	$222,355,944	$196,757,636

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $(2,975) as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.01	—(2)		—(2)	—(2)	—(2)
Net realized and unrealized gain/(loss)(2)	—	—	—		—	—	—
Total from Investment Operations	0.01	0.01	—		—	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.01)	—(2)		—	—(2)	—(2)
Total Dividends and Distributions	(0.01)	(0.01)	—		—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return*	0.79%	0.79%	0.05%		0.00%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$214,208	$188,213	$179,761		$160,769	$150,121	$165,245
Average Net Assets for the Period (in thousands)	$191,905	$185,892	$181,337		$155,300	$157,321	$169,002
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.69%	0.68%		0.68%	0.69%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.59%	0.58%		0.28%	0.13%	0.12%
Ratio of Net Investment Income/(Loss)	1.56%	0.79%	0.05%		0.00%(3)	0.00%(3)	0.00%(3)
				1

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.01	—(2)	—(2)	—(2)	—(2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.01	—	—	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.01)	—(2)	—	—(2)	—(2)
Total Dividends and Distributions	(0.01)	(0.01)	—	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.79%	0.76%	0.04%	0.00%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$8,148	$8,544	$7,458	$3,614	$3,091	$3,406
Average Net Assets for the Period (in thousands)	$8,114	$8,262	$8,190	$3,323	$3,611	$6,393
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.71%	0.72%	0.71%	0.70%	0.71%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.61%	0.62%	0.61%	0.29%	0.13%	0.12%
Ratio of Net Investment Income/(Loss)	1.53%	0.76%	0.04%	0.00%(3)	0.00%(3)	0.00%(3)

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Government Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective.

The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares. Class D Shares are closed to certain new investors.

The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).

As a government money market fund, the Fund is not required to impose a liquidity fee and/or a redemption gate on fund redemptions. The Trustees have determined not to subject the Fund to a liquidity fee and/or a redemption gate on fund redemptions. The Trustees have reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Liquidity

The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:

The Fund will limit its investments in illiquid securities to 5% or less of its total assets.

Daily liquidity. The Fund will invest at least 10% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Weekly liquidity. The Fund will invest at least 30% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

10	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.

Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and

Janus Investment Fund	11

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

12	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Janus Investment Fund	13

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Royal Bank of Canada, NY Branch	$49,200,000	$—	$(49,200,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.

Janus Capital has voluntarily agreed to waive one-half of the Fund’s investment advisory fee. Janus Capital may also voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of Janus Capital. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Class D Shares and Class T Shares of the Fund compensate Janus Capital at an annual rate of 0.46% and 0.48%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital does not receive any additional compensation, beyond the administration services fee for serving as administrator.

14	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains.

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class D Shares:
Shares sold	82,598,461	$82,598,461	151,278,795	$151,278,795
Reinvested dividends and distributions	1,491,800	1,491,800	1,437,409	1,437,409
Shares repurchased	(58,094,985)	(58,094,985)	(144,263,633)	(144,263,633)
Net Increase/(Decrease)	25,995,276	$25,995,276	8,452,571	$ 8,452,571
Class T Shares:
Shares sold	2,693,084	$ 2,693,084	8,959,121	$ 8,959,121
Reinvested dividends and distributions	63,669	63,669	62,515	62,515
Shares repurchased	(3,153,297)	(3,153,297)	(7,935,677)	(7,935,677)
Net Increase/(Decrease)	(396,544)	$ (396,544)	1,085,959	$ 1,085,959

6. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

Janus Investment Fund	15

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

16	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-877-335-2687 (toll free) (or 1-800-525- 3713 if you hold Class D shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a

Janus Investment Fund	17

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

18	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	19

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

20	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

Janus Investment Fund	21

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

22	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

Janus Investment Fund	23

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

24	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	25

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

26	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

Janus Investment Fund	27

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

28	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

Janus Investment Fund	29

Janus Henderson Government Money Market Fund

Useful Information About Your Fund Report (unaudited)

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

30	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Notes

NotesPage1

Janus Investment Fund	31

Janus Henderson Government Money Market Fund

Notes

NotesPage2

32	DECEMBER 31, 2018

Janus Henderson Government Money Market Fund

Notes

NotesPage3

Janus Investment Fund	33

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93025 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson High-Yield Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson High-Yield Fund

Janus Henderson High-Yield Fund (unaudited)

FUND SNAPSHOT

The Fund’s core high-yield strategy seeks strong, risk-adjusted results by investing in transformational balance sheet opportunities. Driven by a fundamentally based investment process, this dynamic, risk-aware approach seeks to temper the downside risks associated with the high-yield asset class over a full market cycle.

Seth Meyer co-portfolio manager	Darrell Watters co-portfolio manager

PERFORMANCE OVERVIEW

For the six-month period ended December 31, 2018, the Janus Henderson High-Yield Fund’s Class I Shares returned -2.46%, compared with -2.24% for its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Bond Index.

MARKET ENVIRONMENT

High-yield spreads generally tightened through the first half of the period, supported by strong corporate earnings and limited new issuance. The story shifted in the latter half of the period, as slowing economic growth in Europe and China, weakening U.S. data and a lack of resolution in U.S.-China trade relations shook investor confidence. In December, the Federal Reserve (Fed) raised interest rates for the ninth time in this hiking cycle. Fed rhetoric added to market volatility as it created concern over the possibility that the central bank might maintain its hiking cadence despite economic and market weakness. Weakness in equity markets and increasing risk premiums contributed to widening corporate credit spreads (the difference in yield between a security and its underlying risk-free benchmark). As financial conditions tightened, liquidity became more challenged, exacerbating market volatility late in the period. Oil prices tumbled, further challenging the high-yield market. After reaching the tightest levels of this credit cycle earlier in the period, spreads on high-yield corporate credit ultimately widened 163 basis points (bps), ending 2018 at 526 bps (100 bps equals 1%).

As market expectations shifted from Fed hikes over the next three years to potential cuts in 2019, the yield on the 5-year Treasury note finished December at 2.51%, down from 2.74% in June.

PERFORMANCE DISCUSSION

The Fund underperformed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Bond Index, during the six-month period. We were defensively positioned for much of the period, mindful of emerging market volatility, tighter U.S. monetary policy, unresolved trade tensions and a potential drop-off in China GDP growth. These risk factors, in combination with the fact that high-yield spreads were near the tightest levels in the post-Global Financial Crisis era and encroaching on all-time tights, led us to believe that caution was warranted. While we leveraged intra-period volatility to put capital to work, we remained focused on upgrading the quality of our holdings and emphasizing a diversified portfolio.

Our modest allocation to equities, which we hold in an attempt to participate in risk-market upside while maintaining liquidity in the event sentiment turns, was the largest detractor from relative performance. Major equity benchmarks suffered steep losses and our positions were caught in the decline. A position in ON Semiconductor was also negatively affected by slowing auto sales, which account for a large portion of the company’s revenue. Fears about how tariffs might impact the semiconductor and tech hardware supply chain also generated negative sentiment. We closed our position during the period, as we sought to de-risk the Fund and limit our exposure to trade tensions.

On a single name basis, First Quantum Minerals was another relative detractor. A slowing in the Chinese economy and unresolved trade disputes weighed on the Canadian mining company for much of the period, given that China consumes a significant portion of the world’s copper. Bonds were also volatile amid a complicated court decision regarding its Panamanian mine, which will employ over 12,000 people and operate one of the largest copper deposits in the world. The issue was resolved, and the company was granted approval to start drilling, which should commence in 2019. We appreciate that this new mining asset will result in less dependence on First Quantum’s Zambian mine. We maintain a high opinion of the company’s deleveraging initiatives, and believe that increasing technological and battery-related

Janus Investment Fund	1

Janus Henderson High-Yield Fund (unaudited)

demand for copper should provide strong tailwinds for the company’s future growth prospects.

Given the prevailing risk-off sentiment, our more conservative security selection relative to the benchmark aided the Fund’s relative performance. This was particularly evident by our higher-quality holdings in independent energy, one of the sectors most challenged by the late-period plunge in oil prices. Strong security selection in retailers, a sector that continues to battle general weakness in the face of online disruption, also proved beneficial. Our underweight allocations to both sectors further supported results.

Out-of-index exposure to asset-backed securities (ABS) also contributed to relative performance. With our ABS allocation we have been able to diversify some of our high-yield exposure, while still identifying opportunities with high-yield-like yields. We have emphasized opportunities that are tied to the strength of the consumer, but not related to over-levered retailers, such as those collateralized by restaurant franchises.

On a single name basis, our positioning in Frontier Communications was among the top relative contributors. The wirelines communications issuer tends to trade with the market, and we exited our position early in the period, ahead of the weak market sentiment.

DERIVATIVES USAGE

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

There are plenty of risk factors on the horizon, including slowing global economic growth, unresolved trade disputes, the potential for Fed policy error and the continued progression through the late stages of the credit cycle. However, much of this appears to be factored into asset prices and corporate outlooks, and we expect the Fed to be more cautious in its cadence in 2019. In our view, if the U.S. and China reach a trade agreement, or China releases economic stimulus, a rebound in risk markets is not unfeasible. Further, while the U.S. economic and corporate fundamental outlooks are slowing, they remain generally healthy. Unemployment is low, and the consumer and their desire for experiences continue to spend. Starting from GDP growth in the 3% range, a U.S. recession in 2019 seems unlikely.

With this in mind, valuations after the recent sell-off have become more compelling. In December, there was no new high-yield issuance, and as the market shrinks, the technical backdrop for the asset class also remains favorable. Additionally, we expect escalated market volatility to create attractive investment opportunities in the months ahead. Still, thorough vetting of opportunities will be required, coupled with disciplined security avoidance.

We remain focused on late-cycle business models and issuers with consistent free-cash-flow generation potential. We are emphasizing liquid issuers in the higher-rated tiers of the high-yield market, and we are inclined to favor bonds that are more senior in the capital structure. We will continue to rely on our in-depth fundamental research to identify transformational balance sheet stories as well as high-quality opportunities in bank loans. Our approach reflects our objective of delivering a less-volatile client experience within the high-yield asset class.

Thank you for your investment in Janus Henderson High-Yield Fund.

2	DECEMBER 31, 2018

Janus Henderson High-Yield Fund (unaudited)

Fund At A Glance

December 31, 2018

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	6.02%	6.02%
Class A Shares MOP	5.73%	5.73%
Class C Shares**	5.32%	5.32%
Class D Shares	6.27%	6.27%
Class I Shares	6.29%	6.29%
Class N Shares	6.45%	6.45%
Class R Shares	5.41%	5.60%
Class S Shares	5.74%	5.85%
Class T Shares	6.18%	6.18%
Weighted Average Maturity		6.2 Years
Average Effective Duration***		3.8 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
A	0.3%
BBB	4.6%
BB	32.3%
B	45.4%
CCC	8.4%
Not Rated	4.9%
Other	4.1%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	86.6%
Investment Companies	5.4%
Bank Loans and Mezzanine Loans	4.6%
Asset-Backed/Commercial Mortgage-Backed Securities	3.2%
Common Stocks	0.6%
Preferred Stocks	0.3%
Other	(0.7)%
100.0%

Janus Investment Fund	3

Janus Henderson High-Yield Fund (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses
Class A Shares at NAV	-2.50%	-3.22%	2.73%	8.90%	6.90%	1.03%
Class A Shares at MOP	-7.15%	-7.79%	1.73%	8.37%	6.68%
Class C Shares at NAV	-2.83%	-3.86%	2.04%	8.09%	6.16%	1.71%
Class C Shares at CDSC	-3.78%	-4.78%	2.04%	8.09%	6.16%
Class D Shares(1)	-2.37%	-2.97%	2.96%	9.13%	7.02%	0.79%
Class I Shares	-2.46%	-2.92%	3.01%	9.04%	6.98%	0.71%
Class N Shares	-2.30%	-2.83%	3.12%	9.04%	6.98%	0.67%
Class R Shares	-2.84%	-3.66%	2.30%	8.42%	6.43%	1.45%
Class S Shares	-2.58%	-3.37%	2.58%	8.73%	6.70%	1.19%
Class T Shares	-2.42%	-3.06%	2.87%	9.04%	6.98%	0.88%
Bloomberg Barclays U.S. Corporate High-Yield Bond Index	-2.24%	-2.08%	3.83%	11.12%	6.81%
Morningstar Quartile - Class T Shares	-	3rd	2nd	3rd	1st
Morningstar Ranking - based on total returns for High Yield Bond Funds	-	392/713	294/605	315/468	14/205

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization

4	DECEMBER 31, 2018

Janus Henderson High-Yield Fund (unaudited)

Performance

companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund's Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund's former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares of the Fund commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund's former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return or yield, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 29, 1995

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson High-Yield Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$975.00	$5.18	$1,000.00	$1,019.96	$5.30	1.04%
Class C Shares	$1,000.00	$971.70	$8.60	$1,000.00	$1,016.48	$8.79	1.73%
Class D Shares	$1,000.00	$976.30	$3.99	$1,000.00	$1,021.17	$4.08	0.80%
Class I Shares	$1,000.00	$975.40	$3.63	$1,000.00	$1,021.53	$3.72	0.73%
Class N Shares	$1,000.00	$977.00	$3.24	$1,000.00	$1,021.93	$3.31	0.65%
Class R Shares	$1,000.00	$971.60	$7.35	$1,000.00	$1,017.74	$7.53	1.48%
Class S Shares	$1,000.00	$974.20	$6.12	$1,000.00	$1,019.00	$6.26	1.23%
Class T Shares	$1,000.00	$975.80	$4.43	$1,000.00	$1,020.72	$4.53	0.89%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 3.2%
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	$8,557,675	$8,535,972
BX Trust 2018-GW MZ,
ICE LIBOR USD 1 Month + 5.4879%, 7.9430%, 5/15/37 (144A)‡	3,764,000	3,654,827
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	5,341,958	5,381,720
JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY,
3.8046%, 6/10/27 (144A)‡	10,743,000	7,903,058
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	5,564,271	5,618,049
SAPPHIRE AVIATION FINANCE I LTD, 7.3850%, 3/15/40 (144A)	2,691,071	2,712,148
S-Jets 2017-1 Ltd, 5.6820%, 8/15/42 (144A)	2,326,067	2,386,747
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	4,584,450	4,516,531
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $42,665,918)		40,709,052
Bank Loans and Mezzanine Loans – 4.6%
Basic Industry – 0.8%
Aleris International Inc,
ICE LIBOR USD 3 Month + 4.7500%, 7.2450%, 2/27/23‡	7,893,050	7,809,226
Starfruit US Holdco LLC, ICE LIBOR USD 3 Month + 3.2500%, 5.5993%, 10/1/25‡	2,954,000	2,821,070
		10,630,296
Chemicals – 0.5%
Messer Industries USA Inc,
ICE LIBOR USD 3 Month + 2.5000%, 0%, 10/1/25(a),‡	7,430,000	7,033,758
Communications – 0.7%
CSC Holdings LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7454%, 1/15/26‡	3,365,000	3,179,925
Level 3 Parent LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7538%, 2/22/24‡	3,884,000	3,680,090
McAfee LLC, ICE LIBOR USD 3 Month + 4.5000%, 0%, 9/30/24(a),‡	1,512,245	1,467,513
		8,327,528
Consumer Cyclical – 0.8%
CityCenter Holdings LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7724%, 4/18/24‡	10,480,798	9,900,581
Consumer Non-Cyclical – 0.3%
JBS USA LUX SA, ICE LIBOR USD 3 Month + 2.5000%, 5.2600%, 10/30/22‡	3,491,117	3,351,472
Electric – 0.5%
NRG Energy Inc, ICE LIBOR USD 3 Month + 1.7500%, 0%, 6/30/23(a),‡	6,669,000	6,398,905
Industrial – 0.6%
Lumentum Holdings Inc, ICE LIBOR USD 3 Month + 2.5000%, 0%, 12/10/25(a),‡	7,559,000	7,275,537
Technology – 0.4%
Refinitiv US Holdings Inc,
ICE LIBOR USD 3 Month + 3.7500%, 6.2724%, 10/1/25‡	5,903,000	5,607,850
Total Bank Loans and Mezzanine Loans (cost $60,938,549)		58,525,927
Corporate Bonds – 86.6%
Banking – 0.3%
Intesa Sanpaolo SpA, 5.0170%, 6/26/24 (144A)	4,310,000	3,899,935
Basic Industry – 8.6%
Allegheny Technologies Inc, 5.9500%, 1/15/21	5,814,000	5,697,720
Allegheny Technologies Inc, 7.8750%, 8/15/23	17,314,000	17,660,280
CF Industries Inc, 4.9500%, 6/1/43	8,021,000	6,216,275
CF Industries Inc, 5.3750%, 3/15/44	2,179,000	1,764,990
Constellium NV, 5.8750%, 2/15/26 (144A)	5,861,000	5,216,290
First Quantum Minerals Ltd, 7.2500%, 4/1/23 (144A)	10,917,000	9,606,960
First Quantum Minerals Ltd, 6.8750%, 3/1/26 (144A)	6,543,000	5,250,758
Freeport-McMoRan Inc, 3.5500%, 3/1/22	6,066,000	5,739,953
Freeport-McMoRan Inc, 4.5500%, 11/14/24	16,681,000	15,388,222
Freeport-McMoRan Inc, 5.4500%, 3/15/43	4,999,000	3,805,489
HB Fuller Co, 4.0000%, 2/15/27	2,908,000	2,442,720
Hudbay Minerals Inc, 7.6250%, 1/15/25 (144A)	5,896,000	5,763,340
Novelis Corp, 6.2500%, 8/15/24 (144A)	2,489,000	2,339,660
Novelis Corp, 5.8750%, 9/30/26 (144A)	10,009,000	8,857,965
Platform Specialty Products Corp, 6.5000%, 2/1/22 (144A)	9,756,000	9,756,000
Platform Specialty Products Corp, 5.8750%, 12/1/25 (144A)	1,794,000	1,677,390

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	$2,908,000	$3,115,195
		110,299,207
Biotechnology – 0.4%
Insmed Inc, 1.7500%, 1/15/25	7,482,000	5,329,040
Brokerage – 0.4%
Hunt Cos Inc, 6.2500%, 2/15/26 (144A)	5,612,000	4,794,893
Capital Goods – 8.7%
American Builders & Contractors Supply Co Inc, 5.8750%, 5/15/26 (144A)	4,012,000	3,820,186
ARD Finance SA, 7.1250%, 9/15/23	5,921,000	5,314,098
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
7.2500%, 5/15/24 (144A)	26,698,000	26,640,702
Ball Corp, 5.2500%, 7/1/25	7,133,000	7,115,168
Beacon Roofing Supply Inc, 4.8750%, 11/1/25 (144A)	3,656,000	3,212,710
BWX Technologies Inc, 5.3750%, 7/15/26 (144A)	6,330,000	6,090,726
Crown Americas LLC / Crown Americas Capital Corp VI, 4.7500%, 2/1/26 (144A)	7,770,000	7,371,787
Herc Rentals Inc, 7.5000%, 6/1/22 (144A)	8,159,000	8,526,155
Leonardo US Holdings Inc, 6.2500%, 1/15/40 (144A)	426,000	396,180
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
7.0000%, 7/15/24 (144A)	6,454,000	6,147,435
Summit Materials LLC / Summit Materials Finance Corp, 8.5000%, 4/15/22	5,350,000	5,590,750
Summit Materials LLC / Summit Materials Finance Corp, 6.1250%, 7/15/23	5,551,000	5,495,490
Summit Materials LLC / Summit Materials Finance Corp,
5.1250%, 6/1/25 (144A)	4,802,000	4,369,820
US Concrete Inc, 6.3750%, 6/1/24	5,189,000	4,773,880
Zekelman Industries Inc, 9.8750%, 6/15/23 (144A)	15,190,000	15,987,475
		110,852,562
Communications – 19.2%
Altice Finco SA, 7.6250%, 2/15/25 (144A)	6,262,000	5,197,460
Altice France SA/France, 6.2500%, 5/15/24 (144A)	1,746,000	1,628,145
Altice France SA/France, 7.3750%, 5/1/26 (144A)	9,742,000	8,938,285
Altice Luxembourg SA, 7.7500%, 5/15/22 (144A)	9,586,000	8,723,260
AMC Networks Inc, 4.7500%, 8/1/25	3,506,000	3,181,695
Block Communications Inc, 6.8750%, 2/15/25 (144A)	10,576,000	10,602,440
Cablevision Systems Corp, 5.8750%, 9/15/22	14,730,000	14,472,225
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 5/1/25 (144A)	5,484,000	5,257,785
CCO Holdings LLC / CCO Holdings Capital Corp, 5.5000%, 5/1/26 (144A)	1,601,000	1,538,961
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	16,347,000	15,225,596
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	7,683,000	7,068,360
CenturyLink Inc, 7.5000%, 4/1/24	8,307,000	8,016,255
Clear Channel Worldwide Holdings Inc, 6.5000%, 11/15/22	7,793,000	7,793,000
CSC Holdings LLC, 10.1250%, 1/15/23 (144A)	12,413,000	13,353,409
CSC Holdings LLC, 7.7500%, 7/15/25 (144A)	9,383,000	9,547,202
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	13,118,000	12,064,362
DISH DBS Corp, 5.0000%, 3/15/23	3,905,000	3,250,913
Gray Television Inc, 5.8750%, 7/15/26 (144A)	4,658,000	4,342,653
Intelsat Connect Finance SA, 9.5000%, 2/15/23 (144A)	3,507,000	3,016,020
Intelsat Jackson Holdings SA, 8.0000%, 2/15/24 (144A)	4,830,000	4,974,900
Level 3 Financing Inc, 5.1250%, 5/1/23	6,840,000	6,600,600
Level 3 Financing Inc, 5.2500%, 3/15/26	9,498,000	8,690,670
Lions Gate Capital Holdings LLC, 5.8750%, 11/1/24 (144A)	13,481,000	13,312,487
Netflix Inc, 5.7500%, 3/1/24	2,471,000	2,504,976
Netflix Inc, 4.8750%, 4/15/28	4,809,000	4,388,213
Sinclair Television Group Inc, 5.6250%, 8/1/24 (144A)	4,934,000	4,625,625
Sprint Corp, 7.1250%, 6/15/24	27,077,000	26,834,932
T-Mobile USA Inc, 6.5000%, 1/15/24	7,930,000	8,149,502
Townsquare Media Inc, 6.5000%, 4/1/23 (144A)	3,269,000	3,007,480
Unitymedia GmbH, 6.1250%, 1/15/25 (144A)	9,140,000	9,184,786
Viacom Inc, ICE LIBOR USD 3 Month + 3.8950%, 5.8750%, 2/28/57‡	3,866,000	3,512,340

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Zayo Group LLC / Zayo Capital Inc, 5.7500%, 1/15/27 (144A)	$7,109,000	$6,344,783
		245,349,320
Consumer Cyclical – 13.1%
AMC Entertainment Holdings Inc, 5.8750%, 2/15/22	2,972,000	2,882,840
Ashton Woods USA LLC / Ashton Woods Finance Co, 6.8750%, 2/15/21 (144A)	3,404,000	3,267,840
Brinker International Inc, 5.0000%, 10/1/24 (144A)	5,047,000	4,744,180
Caesars Resort Collection LLC / CRC Finco Inc, 5.2500%, 10/15/25 (144A)	3,900,000	3,354,000
CCM Merger Inc, 6.0000%, 3/15/22 (144A)	4,159,000	4,220,345
Century Communities Inc, 6.8750%, 5/15/22	14,052,000	13,595,310
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)§	2,231,000	2,197,535
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	5,062,000	4,606,420
Golden Nugget Inc, 6.7500%, 10/15/24 (144A)	5,094,000	4,801,095
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	24,916,000	23,981,650
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp,
4.6250%, 4/1/25	1,200,000	1,137,000
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp, 6.7500%, 11/15/21 (144A)	8,986,000	9,075,860
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp, 10.2500%, 11/15/22 (144A)	8,998,000	9,537,880
Jacobs Entertainment Inc, 7.8750%, 2/1/24 (144A)	13,762,000	14,174,860
M/I Homes Inc, 5.6250%, 8/1/25	2,778,000	2,541,870
Penn National Gaming Inc, 5.6250%, 1/15/27 (144A)	9,385,000	8,399,575
Scientific Games International Inc, 6.2500%, 9/1/20	3,194,000	3,066,240
Scientific Games International Inc, 10.0000%, 12/1/22	7,158,000	7,247,403
Six Flags Entertainment Corp, 4.8750%, 7/31/24 (144A)	5,158,000	4,861,415
Staples Inc, 8.5000%, 9/15/25 (144A)	7,519,000	6,783,641
Stars Group Holdings BV / Stars Group US Co-Borrower LLC,
7.0000%, 7/15/26 (144A)	10,160,000	9,880,600
Station Casinos LLC, 5.0000%, 10/1/25 (144A)	7,590,000	6,868,950
Weekley Homes LLC / Weekley Finance Corp, 6.6250%, 8/15/25	5,854,000	5,371,045
William Lyon Homes Inc, 6.0000%, 9/1/23	3,104,000	2,793,600
Wyndham Destinations Inc, 5.4000%, 4/1/24	1,684,000	1,604,010
Wyndham Destinations Inc, 6.3500%, 10/1/25	4,804,000	4,659,880
Wyndham Destinations Inc, 5.7500%, 4/1/27	1,993,000	1,828,578
		167,483,622
Consumer Non-Cyclical – 17.1%
Air Medical Group Holdings Inc, 6.3750%, 5/15/23 (144A)	7,132,000	6,026,540
Avantor Inc, 6.0000%, 10/1/24 (144A)	11,722,000	11,516,865
Avantor Inc, 9.0000%, 10/1/25 (144A)	7,968,000	7,968,000
Bausch Health Cos Inc, 6.5000%, 3/15/22 (144A)	2,868,000	2,886,871
Bausch Health Cos Inc, 6.1250%, 4/15/25 (144A)	15,507,000	13,529,857
Bausch Health Cos Inc, 9.0000%, 12/15/25 (144A)	7,479,000	7,441,605
Change Healthcare Holdings LLC / Change Healthcare Finance Inc,
5.7500%, 3/1/25 (144A)	7,288,000	6,796,060
DJO Finance LLC / DJO Finance Corp, 8.1250%, 6/15/21 (144A)	5,435,000	5,598,050
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	20,286,000	18,865,980
Endo Dac / Endo Finance LLC / Endo Finco Inc, 6.0000%, 2/1/25 (144A)	11,507,000	8,256,272
Endo Finance LLC, 5.7500%, 1/15/22 (144A)	12,306,000	10,244,745
HCA Inc, 5.3750%, 2/1/25	25,057,000	24,430,575
HCA Inc, 5.2500%, 4/15/25	4,950,000	4,925,250
HCA Inc, 4.5000%, 2/15/27	1,983,000	1,873,935
JBS USA LUX SA / JBS USA Finance Inc, 5.7500%, 6/15/25 (144A)	10,895,000	10,404,725
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	6,043,000	5,891,925
Lamb Weston Holdings Inc, 4.6250%, 11/1/24 (144A)	5,243,000	5,098,818
Mattel Inc, 6.7500%, 12/31/25 (144A)	2,543,000	2,268,839
MEDNAX Inc, 6.2500%, 1/15/27 (144A)	3,359,000	3,241,435
Newell Brands Inc, 5.0000%, 11/15/23	6,154,000	6,261,311
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
6.6250%, 5/15/22 (144A)	9,474,000	8,526,600
Post Holdings Inc, 5.0000%, 8/15/26 (144A)	3,370,000	3,066,700

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Post Holdings Inc, 5.7500%, 3/1/27 (144A)	$4,087,000	$3,831,563
Surgery Center Holdings Inc, 8.8750%, 4/15/21 (144A)	9,827,000	9,802,432
Surgery Center Holdings Inc, 6.7500%, 7/1/25 (144A)	3,394,000	2,884,900
Tenet Healthcare Corp, 4.6250%, 7/15/24	5,647,000	5,251,710
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	11,421,000	8,721,144
Valeant Pharmaceuticals International, 9.2500%, 4/1/26 (144A)	3,505,000	3,505,000
Valeant Pharmaceuticals International, 8.5000%, 1/31/27 (144A)	9,077,000	8,804,690
		217,922,397
Electric – 0.3%
NRG Energy Inc, 6.2500%, 5/1/24	4,215,000	4,278,225
Energy – 12.1%
Antero Resources Corp, 5.6250%, 6/1/23	7,705,000	7,319,750
Bristow Group Inc, 8.7500%, 3/1/23 (144A)	4,475,000	3,199,625
Cheniere Corpus Christi Holdings LLC, 5.1250%, 6/30/27	6,277,000	5,925,802
Chesapeake Energy Corp, 5.7500%, 3/15/23	4,105,000	3,540,563
Chesapeake Energy Corp, 7.0000%, 10/1/24	6,527,000	5,645,855
Energy Transfer LP, 5.8750%, 1/15/24	5,349,000	5,460,687
EnLink Midstream Partners LP, 4.1500%, 6/1/25	8,408,000	7,583,379
Ensco PLC, 7.7500%, 2/1/26	6,974,000	5,160,760
Ensco PLC, 5.7500%, 10/1/44	6,109,000	3,414,198
Extraction Oil & Gas Inc, 5.6250%, 2/1/26 (144A)	4,792,000	3,498,160
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	15,513,000	14,116,830
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp,
5.6250%, 2/15/26 (144A)	5,650,000	5,466,375
Hilcorp Energy I LP / Hilcorp Finance Co, 5.0000%, 12/1/24 (144A)	450,000	398,250
Hilcorp Energy I LP / Hilcorp Finance Co, 6.2500%, 11/1/28 (144A)	4,319,000	3,800,720
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	13,344,000	12,876,960
Nabors Industries Inc, 5.7500%, 2/1/25	7,860,000	5,952,798
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 11/1/23	5,522,000	5,301,120
NGL Energy Partners LP / NGL Energy Finance Corp, 6.1250%, 3/1/25	6,835,000	5,878,100
PBF Holding Co LLC / PBF Finance Corp, 7.2500%, 6/15/25	5,321,000	5,001,740
Range Resources Corp, 5.0000%, 8/15/22	6,148,000	5,502,460
Range Resources Corp, 4.8750%, 5/15/25	7,948,000	6,517,360
Southwestern Energy Co, 7.5000%, 4/1/26	9,936,000	9,389,520
Transocean Guardian Ltd, 5.8750%, 1/15/24 (144A)	1,560,000	1,493,700
Transocean Inc, 5.8000%, 10/15/22	3,769,000	3,316,720
Transocean Pontus Ltd, 6.1250%, 8/1/25 (144A)	2,469,000	2,382,585
USA Compression Partners LP / USA Compression Finance Corp,
6.8750%, 4/1/26 (144A)	7,176,000	6,888,960
Whiting Petroleum Corp, 6.6250%, 1/15/26	10,285,000	8,819,387
		153,852,364
Finance Companies – 1.0%
Park Aerospace Holdings Ltd, 5.2500%, 8/15/22 (144A)	7,734,000	7,482,645
Quicken Loans Inc, 5.7500%, 5/1/25 (144A)	5,977,000	5,588,495
		13,071,140
Financial Institutions – 0.5%
Kennedy-Wilson Inc, 5.8750%, 4/1/24	7,074,000	6,614,190
Industrial – 1.1%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%µ	4,250,000	3,782,143
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	8,555,000	8,694,019
Park-Ohio Industries Inc, 6.6250%, 4/15/27	2,072,000	1,968,400
		14,444,562
Insurance – 0.5%
Ardonagh Midco 3 PLC, 8.6250%, 7/15/23 (144A)	7,282,000	6,226,110
Pharmaceuticals – 0.5%
Jazz Investments I Ltd, 1.8750%, 8/15/21	7,011,000	6,790,350

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – 1.7%
Dell International LLC / EMC Corp, 6.0200%, 6/15/26 (144A)	$13,655,000	$13,722,950
First Data Corp, 5.0000%, 1/15/24 (144A)	2,025,000	1,949,063
First Data Corp, 5.7500%, 1/15/24 (144A)	1,532,000	1,496,136
Sensata Technologies BV, 4.8750%, 10/15/23 (144A)	2,637,000	2,564,483
Sensata Technologies BV, 5.6250%, 11/1/24 (144A)	1,550,000	1,526,750
		21,259,382
Transportation – 1.1%
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	13,719,000	13,753,297
Total Corporate Bonds (cost $1,168,708,885)		1,106,220,596
Common Stocks – 0.6%
Chemicals – 0.2%
CF Industries Holdings Inc	71,783	3,123,278
Containers & Packaging – 0.1%
Ardagh Group SA	122,920	1,361,954
Metals & Mining – 0.3%
Freeport-McMoRan Inc	325,929	3,360,328
Total Common Stocks (cost $10,230,650)		7,845,560
Preferred Stocks – 0.3%
Specialty Retail – 0.3%
Quiksilver Inc Bankruptcy Equity Certificate (144A)*,¢,§ (cost $2,536,651)	132,324	3,986,922
Investment Companies – 5.4%
Money Markets – 5.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£ (cost $69,305,970)	69,305,970	69,305,970
Total Investments (total cost $1,354,386,623) – 100.7%		1,286,594,027
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(9,125,932)
Net Assets – 100%		$1,277,468,095

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,129,671,191	87.8%
Ireland	45,383,552	3.5
Luxembourg	27,225,738	2.1
Canada	18,759,135	1.5
Zambia	14,857,718	1.2
Germany	12,966,929	1.0
France	10,566,430	0.8
Israel	8,721,144	0.7
United Kingdom	6,226,110	0.5
Italy	4,296,115	0.3
Netherlands	2,821,070	0.2
Cayman Islands	2,712,148	0.2
Bermuda	2,386,747	0.2

Total	$1,286,594,027	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 5.4%
Money Markets - 5.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	$711,316	$-	$-	$69,305,970

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 5.4%
Money Markets - 5.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	75,554,659	385,569,311	(391,818,000)	69,305,970

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/ (Liability)

CDX.NA.HY.31, Fixed Rate 5.00% Paid Quarterly	Not Rated	12/20/23	36,900,000	USD	$1,416,314	$(601,463)	$61,010
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2018.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018

Credit Contracts
Asset Derivatives:
Variation margin receivable	$ 61,010

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2018

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts
Swap contracts	$(216,343)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts
Swap contracts	$(601,463)

Please see the "Net Realized Gain/(Loss) on Investments" and “Change in Unrealized Net Appreciation/Depreciation” sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value
Credit default swaps, long	$ 267,521
Credit default swaps, short	107,014

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson High-Yield Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Corporate High-Yield Bond Index	Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the US dollar-denominated, high yield, fixed-rate corporate bond market.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $731,137,947, which represents 57.2% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.5000%, 2/15/23	1/24/18	$2,211,886	$2,197,535	0.2%
Quiksilver Inc Bankruptcy Equity Certificate	5/27/16	2,536,651	3,986,922	0.3
Total		$4,748,537	$6,184,457	0.5%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

14	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$40,709,052	$-
Bank Loans and Mezzanine Loans	-	58,525,927	-
Corporate Bonds	-	1,106,220,596	-
Common Stocks	7,845,560	-	-
Preferred Stocks	-	-	3,986,922
Investment Companies	-	69,305,970	-
Total Investments in Securities	$7,845,560	$1,274,761,545	$3,986,922
Other Financial Instruments(a):
Variation Margin Receivable	61,010	-	-
Total Assets	$7,906,570	$1,274,761,545	$3,986,922

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Janus Investment Fund	15

Janus Henderson High-Yield Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$1,217,288,057
Affiliated investments, at value(2)	69,305,970
Cash	122,854
Deposits with brokers for centrally cleared derivatives	1,790,000
Variation margin receivable	61,010
Non-interested Trustees' deferred compensation	31,027
Receivables:
Interest	20,835,743
Investments sold	12,356,937
Fund shares sold	928,318
Dividends from affiliates	134,685
Other assets	5,508,962
Total Assets	1,328,363,563
Liabilities:
Payables:	—
Investments purchased	33,946,855
Fund shares repurchased	9,604,875
Dividends	6,135,840
Advisory fees	663,833
Transfer agent fees and expenses	226,168
Non-interested Trustees' deferred compensation fees	31,027
Professional fees	30,966
12b-1 Distribution and shareholder servicing fees	29,611
Non-interested Trustees' fees and expenses	10,882
Custodian fees	4,115
Affiliated fund administration fees payable	2,900
Accrued expenses and other payables	208,396
Total Liabilities	50,895,468
Net Assets	$1,277,468,095

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,514,595,410
Total distributable earnings (loss)	(237,127,315)
Total Net Assets	$1,277,468,095
Net Assets - Class A Shares	$22,188,027
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,856,813
Net Asset Value Per Share(3)	$7.77
Maximum Offering Price Per Share(4)	$8.16
Net Assets - Class C Shares	$25,492,526
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,281,005
Net Asset Value Per Share(3)	$7.77
Net Assets - Class D Shares	$318,139,351
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,957,107
Net Asset Value Per Share	$7.77
Net Assets - Class I Shares	$323,457,522
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	41,615,206
Net Asset Value Per Share	$7.77
Net Assets - Class N Shares	$162,095,713
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,868,632
Net Asset Value Per Share	$7.77
Net Assets - Class R Shares	$1,254,443
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	161,616
Net Asset Value Per Share	$7.76
Net Assets - Class S Shares	$1,823,028
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	234,319
Net Asset Value Per Share	$7.78
Net Assets - Class T Shares	$423,017,485
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	54,448,447
Net Asset Value Per Share	$7.77

(1) Includes cost of $1,285,080,653.

(2) Includes cost of $69,305,970.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson High-Yield Fund

Statement of Operations (unaudited)

For the year ended December 31, 2018

Investment Income:
Interest	$43,054,354
Dividends from affiliates	711,316
Dividends	87,481
Other income	723,652
Foreign tax withheld	(5,163)
Total Investment Income	44,571,640
Expenses:
Advisory fees	4,121,243
12b-1 Distribution and shareholder servicing fees:
Class A Shares	36,756
Class C Shares	155,377
Class R Shares	3,380
Class S Shares	2,389
Transfer agent administrative fees and expenses:
Class D Shares	208,831
Class R Shares	1,690
Class S Shares	2,389
Class T Shares	604,528
Transfer agent networking and omnibus fees:
Class A Shares	19,014
Class C Shares	11,014
Class I Shares	136,460
Other transfer agent fees and expenses:
Class A Shares	1,229
Class C Shares	1,242
Class D Shares	34,922
Class I Shares	6,536
Class N Shares	3,169
Class R Shares	74
Class S Shares	59
Class T Shares	3,600
Registration fees	125,284
Non-affiliated fund administration fees	55,768
Shareholder reports expense	51,942
Professional fees	38,221
Affiliated fund administration fees	18,046
Custodian fees	14,883
Non-interested Trustees’ fees and expenses	12,015
Other expenses	245,386
Total Expenses	5,915,447
Less: Excess Expense Reimbursement and Waivers	(1,733)
Net Expenses	5,913,714
Net Investment Income/(Loss)	38,657,926

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Statement of Operations (unaudited)

For the year ended December 31, 2018

Net Realized Gain/(Loss) on Investments:
Investments	$(19,412,836)
Swap contracts	(216,343)
Total Net Realized Gain/(Loss) on Investments	(19,629,179)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(49,756,359)
Swap contracts	(601,463)
Total Change in Unrealized Net Appreciation/Depreciation	(50,357,822)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(31,329,075)

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson High-Yield Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$38,657,926	$103,858,863
Net realized gain/(loss) on investments	(19,629,179)	(2,576,488)
Change in unrealized net appreciation/depreciation	(50,357,822)	(62,678,622)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(31,329,075)	38,603,753
Dividends and Distributions to Shareholders(1)
Class A Shares	(758,986)	N/A
Class C Shares	(694,875)	N/A
Class D Shares	(9,428,503)	N/A
Class I Shares	(9,431,845)	N/A
Class N Shares	(5,629,531)	N/A
Class R Shares	(31,969)	N/A
Class S Shares	(47,630)	N/A
Class T Shares	(12,843,613)	N/A
Total Dividends and Distributions to Shareholders	(38,866,952)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(1,943,974)
Class C Shares	N/A	(1,860,982)
Class D Shares	N/A	(20,940,998)
Class I Shares	N/A	(35,581,941)
Class N Shares	N/A	(4,352,321)
Class R Shares	N/A	(70,423)
Class S Shares	N/A	(91,787)
Class T Shares	N/A	(39,073,839)
Total Dividends from Net Investment Income	N/A	(103,916,265)
Net Decrease from Dividends and Distributions to Shareholders	(38,866,952)	(103,916,265)
Capital Share Transactions:
Class A Shares	(8,919,810)	(5,990,717)
Class C Shares	(6,943,389)	(7,880,046)
Class D Shares	(18,871,312)	(7,843,257)
Class I Shares	(33,165,204)	(372,291,594)
Class N Shares	(37,842,101)	183,149,077
Class R Shares	(43,715)	(28,684)
Class S Shares	(76,205)	361,786
Class T Shares	(69,423,481)	(282,447,436)
Net Increase/(Decrease) from Capital Share Transactions	(175,285,217)	(492,970,871)
Net Increase/(Decrease) in Net Assets	(245,481,244)	(558,283,383)
Net Assets:
Beginning of period	1,522,949,339	2,081,232,722
End of period(2)	$1,277,468,095	$1,522,949,339

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $549,762 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$8.18	$8.50	$8.17		$8.55	$9.41	$9.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.46	0.50		0.45	0.51	0.55
Net realized and unrealized gain/(loss)	(0.58)	(0.32)	0.33		(0.38)	(0.67)	0.50
Total from Investment Operations	(0.37)	0.14	0.83		0.07	(0.16)	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.46)	(0.50)		(0.45)	(0.50)	(0.55)
Distributions (from capital gains)	—	—	—		—	(0.20)	(0.23)
Total Dividends and Distributions	(0.04)	(0.46)	(0.50)		(0.45)	(0.70)	(0.78)
Net Asset Value, End of Period	$7.77	$8.18	$8.50		$8.17	$8.55	$9.41
Total Return*	(2.50)%	1.58%	10.32%		0.94%	(1.61)%	11.93%
Net Assets, End of Period (in thousands)	$22,188	$32,487	$39,747		$152,449	$185,912	$352,140
Average Net Assets for the Period (in thousands)	$29,305	$35,915	$59,850		$147,155	$263,855	$338,923
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%	1.03%	1.00%		0.98%	0.98%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	1.03%	1.00%		0.98%	0.98%	1.01%
Ratio of Net Investment Income/(Loss)	5.11%	5.41%	5.86%		5.46%	5.69%	5.93%
Portfolio Turnover Rate	46%	114%	102%		66%	71%	67%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.18	$8.50	$8.17	$8.56	$9.41	$9.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.40	0.44	0.39	0.44	0.48
Net realized and unrealized gain/(loss)	(0.56)	(0.32)	0.33	(0.38)	(0.65)	0.51
Total from Investment Operations	(0.38)	0.08	0.77	0.01	(0.21)	0.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.40)	(0.44)	(0.40)	(0.44)	(0.49)
Distributions (from capital gains)	—	—	—	—	(0.20)	(0.23)
Total Dividends and Distributions	(0.03)	(0.40)	(0.44)	(0.40)	(0.64)	(0.72)
Net Asset Value, End of Period	$7.77	$8.18	$8.50	$8.17	$8.56	$9.41
Total Return*	(2.83)%	0.92%	9.57%	0.18%	(2.20)%	11.13%
Net Assets, End of Period (in thousands)	$25,493	$33,888	$43,169	$49,861	$61,023	$76,294
Average Net Assets for the Period (in thousands)	$30,893	$39,154	$46,514	$53,472	$68,654	$77,004
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.73%	1.68%	1.68%	1.62%	1.70%	1.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.73%	1.68%	1.68%	1.62%	1.70%	1.73%
Ratio of Net Investment Income/(Loss)	4.43%	4.75%	5.19%	4.83%	4.96%	5.21%
Portfolio Turnover Rate	46%	114%	102%	66%	71%	67%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson High-Yield Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.18	$8.50	$8.17	$8.56	$9.41	$9.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.48	0.52	0.46	0.52	0.57
Net realized and unrealized gain/(loss)	(0.59)	(0.32)	0.33	(0.39)	(0.65)	0.51
Total from Investment Operations	(0.37)	0.16	0.85	0.07	(0.13)	1.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.48)	(0.52)	(0.46)	(0.52)	(0.58)
Distributions (from capital gains)	—	—	—	—	(0.20)	(0.23)
Total Dividends and Distributions	(0.04)	(0.48)	(0.52)	(0.46)	(0.72)	(0.81)
Net Asset Value, End of Period	$7.77	$8.18	$8.50	$8.17	$8.56	$9.41
Total Return*	(2.37)%	1.82%	10.56%	1.02%	(1.29)%	12.20%
Net Assets, End of Period (in thousands)	$318,139	$354,349	$376,111	$331,067	$353,037	$405,861
Average Net Assets for the Period (in thousands)	$345,577	$370,556	$359,572	$328,551	$372,925	$373,985
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.79%	0.77%	0.78%	0.77%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.79%	0.77%	0.78%	0.77%	0.77%
Ratio of Net Investment Income/(Loss)	5.38%	5.65%	6.10%	5.67%	5.88%	6.16%
Portfolio Turnover Rate	46%	114%	102%	66%	71%	67%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.19	$8.50	$8.17	$8.56	$9.42	$9.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.48	0.53	0.47	0.53	0.58
Net realized and unrealized gain/(loss)	(0.60)	(0.31)	0.32	(0.39)	(0.66)	0.50
Total from Investment Operations	(0.38)	0.17	0.85	0.08	(0.13)	1.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.48)	(0.52)	(0.47)	(0.53)	(0.58)
Distributions (from capital gains)	—	—	—	—	(0.20)	(0.23)
Total Dividends and Distributions	(0.04)	(0.48)	(0.52)	(0.47)	(0.73)	(0.81)
Net Asset Value, End of Period	$7.77	$8.19	$8.50	$8.17	$8.56	$9.42
Total Return*	(2.46)%	2.01%	10.67%	1.10%	(1.32)%	12.25%
Net Assets, End of Period (in thousands)	$323,458	$373,573	$766,952	$317,634	$281,687	$478,576
Average Net Assets for the Period (in thousands)	$342,202	$623,820	$535,202	$249,522	$311,969	$396,882
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.73%	0.71%	0.68%	0.70%	0.70%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.71%	0.68%	0.70%	0.70%	0.72%
Ratio of Net Investment Income/(Loss)	5.44%	5.70%	6.23%	5.76%	5.96%	6.22%
Portfolio Turnover Rate	46%	114%	102%	66%	71%	67%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.18	$8.50	$8.17	$8.56	$9.41	$9.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.47	0.53	0.48	0.53	0.58
Net realized and unrealized gain/(loss)	(0.60)	(0.30)	0.33	(0.39)	(0.64)	0.51
Total from Investment Operations	(0.37)	0.17	0.86	0.09	(0.11)	1.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.49)	(0.53)	(0.48)	(0.54)	(0.59)
Distributions (from capital gains)	—	—	—	—	(0.20)	(0.23)
Total Dividends and Distributions	(0.04)	(0.49)	(0.53)	(0.48)	(0.74)	(0.82)
Net Asset Value, End of Period	$7.77	$8.18	$8.50	$8.17	$8.56	$9.41
Total Return*	(2.30)%	1.98%	10.73%	1.18%	(1.14)%	12.37%
Net Assets, End of Period (in thousands)	$162,096	$209,887	$30,455	$21,259	$14,751	$19,353
Average Net Assets for the Period (in thousands)	$201,266	$73,663	$27,197	$17,347	$9,715	$9,055
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.67%	0.62%	0.63%	0.61%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.67%	0.62%	0.63%	0.61%	0.62%
Ratio of Net Investment Income/(Loss)	5.52%	5.89%	6.27%	5.85%	5.99%	6.29%
Portfolio Turnover Rate	46%	114%	102%	66%	71%	67%

Class R Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.18	$8.49	$8.17	$8.55	$9.41	$9.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.42	0.46	0.41	0.47	0.52
Net realized and unrealized gain/(loss)	(0.58)	(0.31)	0.32	(0.38)	(0.66)	0.50
Total from Investment Operations	(0.39)	0.11	0.78	0.03	(0.19)	1.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.42)	(0.46)	(0.41)	(0.47)	(0.52)
Distributions (from capital gains)	—	—	—	—	(0.20)	(0.23)
Total Dividends and Distributions	(0.03)	(0.42)	(0.46)	(0.41)	(0.67)	(0.75)
Net Asset Value, End of Period	$7.76	$8.18	$8.49	$8.17	$8.55	$9.41
Total Return*	(2.84)%	1.28%	9.77%	0.54%	(2.00)%	11.52%
Net Assets, End of Period (in thousands)	$1,254	$1,365	$1,447	$1,413	$1,631	$1,918
Average Net Assets for the Period (in thousands)	$1,342	$1,411	$1,457	$1,555	$1,644	$1,899
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.63%	1.45%	1.38%	1.38%	1.37%	1.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.48%	1.45%	1.38%	1.38%	1.37%	1.37%
Ratio of Net Investment Income/(Loss)	4.70%	4.99%	5.49%	5.07%	5.28%	5.58%
Portfolio Turnover Rate	46%	114%	102%	66%	71%	67%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson High-Yield Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.19	$8.51	$8.19	$8.57	$9.43	$9.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.44	0.49	0.44	0.49	0.54
Net realized and unrealized gain/(loss)	(0.58)	(0.32)	0.32	(0.38)	(0.66)	0.51
Total from Investment Operations	(0.38)	0.12	0.81	0.06	(0.17)	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.44)	(0.49)	(0.44)	(0.49)	(0.55)
Distributions (from capital gains)	—	—	—	—	(0.20)	(0.23)
Total Dividends and Distributions	(0.03)	(0.44)	(0.49)	(0.44)	(0.69)	(0.78)
Net Asset Value, End of Period	$7.78	$8.19	$8.51	$8.19	$8.57	$9.43
Total Return*	(2.58)%	1.44%	10.05%	0.83%	(1.73)%	11.80%
Net Assets, End of Period (in thousands)	$1,823	$1,995	$1,702	$1,761	$2,785	$5,045
Average Net Assets for the Period (in thousands)	$1,896	$1,746	$1,801	$2,311	$4,219	$6,694
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.31%	1.19%	1.12%	1.13%	1.12%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.23%	1.18%	1.11%	1.11%	1.12%	1.11%
Ratio of Net Investment Income/(Loss)	4.95%	5.26%	5.76%	5.33%	5.54%	5.83%
Portfolio Turnover Rate	46%	114%	102%	66%	71%	67%

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.18	$8.50	$8.17	$8.56	$9.41	$9.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.47	0.51	0.46	0.51	0.57
Net realized and unrealized gain/(loss)	(0.59)	(0.32)	0.33	(0.39)	(0.64)	0.50
Total from Investment Operations	(0.37)	0.15	0.84	0.07	(0.13)	1.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.47)	(0.51)	(0.46)	(0.52)	(0.57)
Distributions (from capital gains)	—	—	—	—	(0.20)	(0.23)
Total Dividends and Distributions	(0.04)	(0.47)	(0.51)	(0.46)	(0.72)	(0.80)
Net Asset Value, End of Period	$7.77	$8.18	$8.50	$8.17	$8.56	$9.41
Total Return*	(2.42)%	1.73%	10.47%	0.94%	(1.38)%	12.09%
Net Assets, End of Period (in thousands)	$423,017	$515,406	$821,650	$1,193,347	$1,218,907	$1,466,998
Average Net Assets for the Period (in thousands)	$480,734	$703,671	$1,017,073	$1,172,930	$1,305,785	$1,378,198
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.88%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.88%	0.86%	0.86%	0.87%	0.86%
Ratio of Net Investment Income/(Loss)	5.27%	5.55%	6.00%	5.59%	5.79%	6.07%
Portfolio Turnover Rate	46%	114%	102%	66%	71%	67%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson High-Yield Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit

Janus Investment Fund	25

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

26	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the year. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Janus Investment Fund	27

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

28	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty

Janus Investment Fund	29

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in

30	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

During the year, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

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Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and

32	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest

Janus Investment Fund	33

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

34	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.65
Over $300 Million	0.55

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.69% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order

Janus Investment Fund	35

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign

36	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the year ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the year ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $4,594.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended December 31, 2018, redeeming shareholders of Class A Shares paid CDSCs of $21 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $2,641.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2018, the Fund engaged in cross trades amounting to $18,429,704 in purchases and $28,570,095 in sales, resulting in a net realized loss of $1,325,241. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

Janus Investment Fund	37

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2018
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(38,126,199)	$(109,244,241)	$ (147,370,440)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,356,826,093	$ 4,114,651	$(74,346,717)	$ (70,232,066)

Information on the tax components of derivatives as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,416,314	$ -	$ (601,463)	$ (601,463)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

38	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	650,311	$ 5,243,778	1,239,915	$ 10,353,411
Reinvested dividends and distributions	83,749	678,078	201,909	1,697,723
Shares repurchased	(1,849,103)	(14,841,666)	(2,148,133)	(18,041,851)
Net Increase/(Decrease)	(1,115,043)	$ (8,919,810)	(706,309)	$ (5,990,717)
Class C Shares:
Shares sold	110,015	$ 893,930	264,045	$ 2,233,286
Reinvested dividends and distributions	76,544	619,660	198,814	1,672,037
Shares repurchased	(1,046,853)	(8,456,979)	(1,400,548)	(11,785,369)
Net Increase/(Decrease)	(860,294)	$ (6,943,389)	(937,689)	$ (7,880,046)
Class D Shares:
Shares sold	1,588,901	$ 12,907,750	5,960,357	$ 50,275,161
Reinvested dividends and distributions	1,006,019	8,133,705	2,149,741	18,061,939
Shares repurchased	(4,951,985)	(39,912,767)	(9,057,129)	(76,180,357)
Net Increase/(Decrease)	(2,357,065)	$ (18,871,312)	(947,031)	$ (7,843,257)
Class I Shares:
Shares sold	13,305,302	$107,038,056	28,218,182	$ 236,841,265
Reinvested dividends and distributions	979,484	7,935,459	3,145,595	26,463,007
Shares repurchased	(18,303,194)	(148,138,719)	(75,948,769)	(635,595,866)
Net Increase/(Decrease)	(4,018,408)	$ (33,165,204)	(44,584,992)	$(372,291,594)
Class N Shares:
Shares sold	2,243,672	$ 17,986,669	29,415,108	$ 244,464,611
Reinvested dividends and distributions	695,601	5,626,254	475,575	3,948,784
Shares repurchased	(7,726,144)	(61,455,024)	(7,818,295)	(65,264,318)
Net Increase/(Decrease)	(4,786,871)	$ (37,842,101)	22,072,388	$ 183,149,077
Class R Shares:
Shares sold	17,077	$ 138,272	25,066	$ 210,911
Reinvested dividends and distributions	3,152	25,442	6,321	53,079
Shares repurchased	(25,599)	(207,429)	(34,760)	(292,674)
Net Increase/(Decrease)	(5,370)	$ (43,715)	(3,373)	$ (28,684)
Class S Shares:
Shares sold	18,950	$ 152,400	78,740	$ 660,397
Reinvested dividends and distributions	5,879	47,596	10,913	91,696
Shares repurchased	(33,944)	(276,201)	(46,163)	(390,307)
Net Increase/(Decrease)	(9,115)	$ (76,205)	43,490	$ 361,786
Class T Shares:
Shares sold	3,672,719	$ 29,836,256	11,285,806	$ 95,175,599
Reinvested dividends and distributions	1,557,565	12,606,098	4,579,259	38,535,138
Shares repurchased	(13,770,591)	(111,865,835)	(49,552,794)	(416,158,173)
Net Increase/(Decrease)	(8,540,307)	$ (69,423,481)	(33,687,729)	$(282,447,436)

7. Purchases and Sales of Investment Securities

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$625,768,037	$ 803,089,884	$ -	$ -

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Notes to Financial Statements (unaudited)

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

40	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Janus Henderson High-Yield Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

42	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson High-Yield Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

44	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

Janus Investment Fund	45

Janus Henderson High-Yield Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

46	DECEMBER 31, 2018

Janus Henderson High-Yield Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson High-Yield Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

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Janus Henderson High-Yield Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

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Janus Henderson High-Yield Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

56	DECEMBER 31, 2018

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Notes

NotesPage2

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93026 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson International Managed Volatility Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson International Managed Volatility Fund

Janus Henderson International Managed Volatility Fund (unaudited)

FUND SNAPSHOT Intech’s active approach focuses on adding value by selecting stocks with unique volatility characteristics and low correlations to one another.	Sub-advised by Intech Investment Management LLC

PERFORMANCE OVERVIEW

For the six-month period ended December 31, 2018, Janus Henderson International Managed Volatility Fund’s Class I Shares returned -8.61%. This compares to the -11.35% return posted by the MSCI EAFE® Index, the Fund’s benchmark.

INVESTMENT STRATEGY

Intech’s mathematical investment process is designed to determine potentially more efficient equity weightings of the securities in the benchmark index, utilizing a specific mathematical optimization and disciplined rebalancing routine. Rather than trying to predict the future direction of stock prices, the process seeks to use the volatility and correlation characteristics of stocks to construct portfolios.

The investment process begins with the stocks in the MSCI EAFE Index. Intech’s investment process aims to capture stocks’ natural volatility through a rebalancing mechanism based on estimates of relative volatility and correlation in order to outperform the benchmark index over the long term. Within specific risk constraints, the investment process will tend to favor stocks with higher relative volatility and lower correlation as they offer more potential to capture volatility through periodic rebalancing. Once the target proportions are determined and the portfolio is constructed, it is then rebalanced to those target proportions and re-optimized on a periodic basis. The Janus Henderson International Managed Volatility Fund focuses on seeking an excess return above the benchmark, while also reducing or managing the standard deviation of the portfolio depending on the market conditions, a strategy designed to manage the absolute risk of the portfolio.

PERFORMANCE REVIEW

The MSCI EAFE Index declined by over 11% in the second half of 2018 amid heightened volatility in equity markets. Janus Henderson International Managed Volatility Fund outperformed the MSCI EAFE Index over the period and generated a return of -8.61%.

The Fund’s defensive positioning acted as a tailwind to relative performance as investors’ risk appetites decreased in international equity markets amid the heightened volatility during the period. On average, the Fund was overweight lower beta stocks, or stocks with lower sensitivity to market movements. During the period, lower beta stocks strongly outperformed higher beta stocks, as well as the overall market, on average. Consequently, the Fund’s overweight to lower beta stocks contributed to the Fund’s relative return for the period.

The Fund’s active sector positioning tends to vary over time and is a function of the volatility and correlation characteristics of the underlying stocks. The Fund benefited from an average overweight to the defensive utilities sector, which was the strongest performing sector during the period. An overall positive selection effect also contributed to the Fund’s relative performance during the period, especially within the real estate, financials and industrials sectors.

OUTLOOK

Because Intech does not conduct traditional economic or fundamental analysis, Intech has no view on individual stocks, sectors, economic or market conditions.

Managing downside exposure potentially allows for returns to compound and improve risk-adjusted returns over time. Over the long term, we believe that by reducing risk when market volatility increases and behaving like a core equity fund when market volatility is low, the Fund will achieve its investment objective of producing an excess return over the benchmark with lower absolute risk. Going forward, we will continue building portfolios in a disciplined and deliberate manner, with risk management remaining the hallmark of our investment process. As Intech’s ongoing research efforts yield modest improvements, we will continue implementing

Janus Investment Fund	1

Janus Henderson International Managed Volatility Fund (unaudited)

changes that we believe are likely to improve the long-term results for our fund shareholders.

Thank you for your investment in Janus Henderson International Managed Volatility Fund.

2	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
CLP Holdings Ltd
Electric Utilities	2.8%
Link REIT
Equity Real Estate Investment Trusts (REITs)	2.0%
Check Point Software Technologies Ltd
Software	1.7%
Hong Kong & China Gas Co Ltd
Gas Utilities	1.6%
Bank Leumi Le-Israel BM
Banks	1.5%
9.6%

Asset Allocation - (% of Net Assets)
Common Stocks	99.0%
Investment Companies	0.2%
Preferred Stocks	0.0%
Other	0.8%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

Janus Investment Fund	3

Janus Henderson International Managed Volatility Fund (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses
Class A Shares at NAV	-8.78%	-9.46%	1.66%	6.69%	1.25%	1.19%
Class A Shares at MOP	-14.04%	-14.64%	0.45%	6.06%	0.74%
Class C Shares at NAV	-9.11%	-10.10%	0.95%	6.40%	0.91%	1.91%
Class C Shares at CDSC	-9.99%	-10.97%	0.95%	6.40%	0.91%
Class D Shares(1)	-8.59%	-9.18%	1.93%	6.80%	1.33%	0.97%
Class I Shares	-8.61%	-9.11%	2.02%	6.90%	1.46%	0.87%
Class N Shares	-8.55%	-9.05%	2.02%	6.90%	1.46%	0.78%
Class S Shares	-8.71%	-9.59%	1.67%	6.71%	1.23%	1.38%
Class T Shares	-8.63%	-9.22%	1.84%	6.56%	0.69%	1.03%
MSCI EAFE Index	-11.35%	-13.79%	0.53%	6.32%	0.57%
Morningstar Quartile - Class I Shares	-	1st	2nd	3rd	3rd
Morningstar Ranking - based on total returns for Foreign Large Growth Funds	-	44/457	123/386	206/325	150/289

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

4	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund (unaudited)

Performance

Intech's focus on managed volatility may keep the Fund from achieving excess returns over its index. The strategy may underperform during certain periods of up markets, and may not achieve the desired level of protection in down markets.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of the predecessor fund into corresponding shares of the Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the historical performance of each corresponding class of the predecessor fund prior to the reorganization, calculated using the fees and expenses of the corresponding class of the predecessor fund respectively, net of any applicable fee and expense limitations or waivers.

Class D Shares commenced operations on April 24, 2015. Performance shown for periods prior to April 24, 2015, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any applicable fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

Class N Shares commenced operations on October 28, 2016. Performance shown for periods prior to October 28, 2016, reflects the historical performance of the Fund’s and predecessor fund’s Class I Shares, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective August 31, 2018, Adrian Banner, Vassilios Papathanakos and Joseph Runnels are Co-Portfolios Managers of the Fund.

*The predecessor Fund’s inception date – May 2, 2007

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson International Managed Volatility Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$912.20	$6.17	$1,000.00	$1,018.75	$6.51	1.28%
Class C Shares	$1,000.00	$908.90	$9.96	$1,000.00	$1,014.77	$10.51	2.07%
Class D Shares	$1,000.00	$914.10	$4.97	$1,000.00	$1,020.01	$5.24	1.03%
Class I Shares	$1,000.00	$913.90	$4.25	$1,000.00	$1,020.77	$4.48	0.88%
Class N Shares	$1,000.00	$914.50	$3.86	$1,000.00	$1,021.17	$4.08	0.80%
Class S Shares	$1,000.00	$912.90	$7.04	$1,000.00	$1,017.85	$7.43	1.46%
Class T Shares	$1,000.00	$913.70	$5.26	$1,000.00	$1,019.71	$5.55	1.09%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Schedule of Investments (Unaudited)

December 31, 2018

Shares		Value
Common Stocks – 99.0%
Aerospace & Defense – 2.5%
Airbus SE	2,417	$231,133
BAE Systems PLC	2,481	14,478
Dassault Aviation SA	42	58,150
Meggitt PLC	26,967	161,298
MTU Aero Engines AG	3,444	625,453
Safran SA	2,525	303,312
Thales SA	10,571	1,229,520
		2,623,344
Air Freight & Logistics – 1.5%
Royal Mail PLC	135,744	471,186
SG Holdings Co Ltd	7,500	196,726
Yamato Holdings Co Ltd	35,200	959,376
		1,627,288
Airlines – 0.6%
Japan Airlines Co Ltd	17,700	627,004
Automobiles – 1.3%
Ferrari NV	1,145	113,882
Mazda Motor Corp	6,200	63,785
Mitsubishi Motors Corp	16,300	90,005
Nissan Motor Co Ltd	44,400	357,905
Peugeot SA	6,557	139,365
Subaru Corp	700	14,945
Suzuki Motor Corp	8,700	440,285
Toyota Motor Corp	2,200	127,795
		1,347,967
Banks – 5.1%
Bank Hapoalim BM	137,871	875,317
Bank Leumi Le-Israel BM	253,694	1,537,710
BOC Hong Kong Holdings Ltd	55,000	203,155
DBS Group Holdings Ltd	26,800	463,156
Erste Group Bank AG*	12,943	431,206
Hang Seng Bank Ltd	65,100	1,454,133
HSBC Holdings PLC	12,422	101,924
Mizrahi Tefahot Bank Ltd	9,753	165,255
Mizuho Financial Group Inc	51,800	80,745
United Overseas Bank Ltd	6,700	120,120
		5,432,721
Beverages – 1.8%
Coca-Cola Amatil Ltd	69,721	402,080
Coca-Cola European Partners PLC	13,981	641,029
Davide Campari-Milano SpA	28,088	237,698
Diageo PLC	4,943	175,665
Pernod Ricard SA	598	98,177
Remy Cointreau SA	1,698	191,962
Treasury Wine Estates Ltd	12,842	133,824
		1,880,435
Biotechnology – 0.2%
CSL Ltd	657	85,783
Shire PLC	2,262	131,436
		217,219
Capital Markets – 1.9%
ASX Ltd	7,354	310,710
Deutsche Boerse AG	3,750	450,903
Hargreaves Lansdown PLC	3,188	75,103
London Stock Exchange Group PLC	4,155	214,386
Macquarie Group Ltd	3,404	260,419
Partners Group Holding AG	1,210	735,776
		2,047,297

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson International Managed Volatility Fund

Schedule of Investments (Unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Chemicals – 1.6%
Akzo Nobel NV	1,193	$95,883
Chr Hansen Holding A/S	1,882	166,710
Croda International PLC	1,312	77,921
Givaudan SA (REG)	172	399,103
Israel Chemicals Ltd	25,112	142,949
Koninklijke DSM NV	73	5,939
Sika AG (REG)	5,375	683,405
Symrise AG	1,992	147,187
		1,719,097
Commercial Services & Supplies – 0.8%
Brambles Ltd	10,833	77,427
Park24 Co Ltd	16,700	369,192
Secom Co Ltd	2,400	198,179
Societe BIC SA	1,525	155,338
		800,136
Communications Equipment – 0.1%
Nokia OYJ	11,492	66,391
Construction Materials – 0.1%
Fletcher Building Ltd*	29,977	98,119
Containers & Packaging – 0.3%
Amcor Ltd/Australia	15,741	146,870
Toyo Seikan Group Holdings Ltd	8,800	200,770
		347,640
Diversified Telecommunication Services – 1.6%
Elisa OYJ	5,459	226,030
HKT Trust & HKT Ltd	511,000	735,781
Nippon Telegraph & Telephone Corp	3,600	146,598
Spark New Zealand Ltd	184,335	511,820
Swisscom AG (REG)	181	86,654
		1,706,883
Electric Utilities – 7.6%
Chubu Electric Power Co Inc	34,300	487,814
Chugoku Electric Power Co Inc	44,000	570,571
CK Infrastructure Holdings Ltd	21,500	162,299
CLP Holdings Ltd	265,500	2,993,111
EDP - Energias de Portugal SA	13,925	48,570
Electricite de France SA	9,120	143,680
Endesa SA	7,305	168,106
Fortum OYJ	6,735	147,693
HK Electric Investments & HK Electric Investments Ltd	421,000	424,261
Kansai Electric Power Co Inc	39,900	599,214
Kyushu Electric Power Co Inc	34,000	404,340
Orsted A/S	11,328	758,429
Power Assets Holdings Ltd	34,000	236,063
Red Electrica Corp SA	26,462	589,351
Tohoku Electric Power Co Inc	8,700	114,369
Tokyo Electric Power Co Holdings Inc*	32,000	189,266
		8,037,137
Electrical Equipment – 0.1%
Vestas Wind Systems A/S	1,196	90,829
Electronic Equipment, Instruments & Components – 0.3%
Alps Electric Co Ltd	5,100	98,513
Murata Manufacturing Co Ltd	1,300	179,148
		277,661
Equity Real Estate Investment Trusts (REITs) – 8.0%
CapitaLand Commercial Trust	326,900	418,970
Covivio	2,260	217,549
Daiwa House REIT Investment Corp	80	179,104
Dexus	19,351	144,690

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Schedule of Investments (Unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Goodman Group	22,818	$170,756
GPT Group	37,558	141,231
Japan Prime Realty Investment Corp	132	501,328
Japan Real Estate Investment Corp	181	1,016,582
Japan Retail Fund Investment Corp	245	490,631
Link REIT	210,500	2,119,998
Nippon Building Fund Inc	189	1,190,442
Nippon Prologis REIT Inc	96	202,684
Nomura Real Estate Master Fund Inc	469	617,291
Scentre Group	54,829	150,568
Segro PLC	11,617	87,125
United Urban Investment Corp	438	679,257
Vicinity Centres#	95,825	175,417
		8,503,623
Food & Staples Retailing – 5.8%
Aeon Co Ltd	44,900	883,767
Coles Group Ltd*	3,026	25,017
Colruyt SA	9,128	650,167
Dairy Farm International Holdings Ltd	47,900	432,605
FamilyMart UNY Holdings Co Ltd	9,900	1,250,898
J Sainsbury PLC	30,191	101,790
Koninklijke Ahold Delhaize NV	44,578	1,124,441
Lawson Inc	7,800	495,337
METRO AG	11,837	181,976
Seven & i Holdings Co Ltd	11,400	496,451
Tesco PLC	39,576	95,884
Wm Morrison Supermarkets PLC	102,271	277,154
Woolworths Group Ltd	7,184	148,828
		6,164,315
Food Products – 4.8%
Barry Callebaut AG (REG)	148	230,244
Chocoladefabriken Lindt & Spruengli AG (PC)	61	379,086
Chocoladefabriken Lindt & Spruengli AG (REG)	8	596,478
Kerry Group PLC	10,876	1,074,249
Kikkoman Corp	6,400	343,506
Marine Harvest ASA	50,168	1,056,810
Nestle SA (REG)	8,165	664,092
Nisshin Seifun Group Inc	8,200	169,307
Orkla ASA	20,244	159,297
Toyo Suisan Kaisha Ltd	4,400	153,572
Yakult Honsha Co Ltd	2,500	175,305
Yamazaki Baking Co Ltd	4,300	90,090
		5,092,036
Gas Utilities – 3.4%
APA Group	27,984	167,495
Hong Kong & China Gas Co Ltd	823,244	1,699,140
Naturgy Energy Group SA	20,019	507,808
Osaka Gas Co Ltd	9,400	171,785
Toho Gas Co Ltd	13,800	581,582
Tokyo Gas Co Ltd	16,200	409,747
		3,537,557
Health Care Equipment & Supplies – 1.6%
Cochlear Ltd	1,683	204,463
Coloplast A/S	877	81,484
EssilorLuxottica SA	1,305	164,763
Fisher & Paykel Healthcare Corp Ltd	52,561	455,612
Hoya Corp	3,200	195,618
Olympus Corp	4,000	122,329
Sonova Holding AG (REG)	1,067	174,047

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson International Managed Volatility Fund

Schedule of Investments (Unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Sysmex Corp	1,600	$77,206
Terumo Corp	1,000	56,187
William Demant Holding A/S*	5,808	164,678
		1,696,387
Health Care Providers & Services – 0.3%
Ryman Healthcare Ltd	16,489	118,453
Sonic Healthcare Ltd	15,301	238,222
		356,675
Health Care Technology – 0.1%
M3 Inc	8,200	111,131
Hotels, Restaurants & Leisure – 3.1%
Aristocrat Leisure Ltd	46,605	711,627
Carnival PLC	17,315	830,416
Compass Group PLC	9,447	198,306
Domino's Pizza Enterprises Ltd	4,918	140,771
Galaxy Entertainment Group Ltd	19,000	119,265
McDonald's Holdings Co Japan Ltd	10,800	460,196
Oriental Land Co Ltd/Japan	6,000	609,269
Sodexo SA	1,693	173,126
		3,242,976
Household Durables – 0.7%
Casio Computer Co Ltd	10,100	121,007
Persimmon PLC	5,269	129,068
Sony Corp	8,900	428,655
Techtronic Industries Co Ltd	16,000	84,341
		763,071
Household Products – 0.6%
Unicharm Corp	20,700	668,848
Independent Power and Renewable Electricity Producers – 0.4%
Electric Power Development Co Ltd	6,500	153,978
Meridian Energy Ltd	56,902	129,479
Uniper SE	5,335	138,106
		421,563
Industrial Conglomerates – 1.4%
Jardine Matheson Holdings Ltd	8,100	563,986
Jardine Strategic Holdings Ltd	3,900	142,485
Keihan Holdings Co Ltd	12,900	524,815
Seibu Holdings Inc	9,500	164,811
Toshiba Corp	1,500	42,587
		1,438,684
Information Technology Services – 0.5%
Amadeus IT Group SA	1,669	116,195
Fujitsu Ltd	1,900	119,129
Obic Co Ltd	1,900	145,428
Wirecard AG	927	141,100
		521,852
Insurance – 4.8%
Admiral Group PLC	13,558	352,385
Ageas	7,459	335,051
Direct Line Insurance Group PLC	20,986	84,987
Hannover Rueck SE	1,688	227,510
Insurance Australia Group Ltd	96,639	476,338
Japan Post Holdings Co Ltd	39,200	450,761
NN Group NV	6,829	271,243
QBE Insurance Group Ltd	23,691	168,492
RSA Insurance Group PLC	24,481	159,707
SCOR SE	5,660	254,879
Sompo Holdings Inc	3,200	108,030
Sony Financial Holdings Inc	27,400	508,652

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Schedule of Investments (Unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Insurance – (continued)
Suncorp Group Ltd	14,446	$128,475
Swiss Life Holding AG (REG)*	1,315	507,768
Swiss Re AG	1,711	157,274
T&D Holdings Inc	7,700	88,842
Tokio Marine Holdings Inc	3,200	152,135
Tryg A/S	17,772	447,444
Zurich Insurance Group AG	595	177,852
		5,057,825
Internet & Direct Marketing Retail – 0.2%
Delivery Hero AG (144A)*	3,971	147,456
Leisure Products – 1.5%
Bandai Namco Holdings Inc	13,200	589,024
Sega Sammy Holdings Inc	12,000	169,243
Shimano Inc	5,900	838,883
		1,597,150
Life Sciences Tools & Services – 0.2%
QIAGEN NV*	4,921	167,775
Machinery – 0.8%
Alstom SA	5,246	211,268
Hoshizaki Corp	1,900	116,405
IHI Corp	14,200	389,828
Mitsubishi Heavy Industries Ltd	3,300	118,552
		836,053
Media – 3.0%
Axel Springer SE	1,407	79,543
Eutelsat Communications SA	29,925	591,711
Hakuhodo DY Holdings Inc	10,400	147,595
Informa PLC	23,334	187,080
Pearson PLC	62,827	748,876
SES SA	52,634	1,008,007
Singapore Press Holdings Ltd	105,000	180,462
Telenet Group Holding NV	3,623	168,167
		3,111,441
Metals & Mining – 0.2%
Alumina Ltd	38,203	61,318
Newcrest Mining Ltd	12,396	190,935
		252,253
Multiline Retail – 0.3%
Don Quijote Holdings Co Ltd	2,500	155,112
Isetan Mitsukoshi Holdings Ltd	5,200	57,415
Ryohin Keikaku Co Ltd	200	48,681
Wesfarmers Ltd	3,026	68,704
		329,912
Multi-Utilities – 1.0%
AGL Energy Ltd	7,710	111,538
Centrica PLC	71,857	123,543
Innogy SE (144A)	11,044	515,312
National Grid PLC	15,210	147,067
Suez	12,928	170,373
		1,067,833
Oil, Gas & Consumable Fuels – 3.2%
Aker BP ASA	1,852	46,931
BP PLC	19,747	124,573
Enagas SA	6,005	162,128
Equinor ASA	12,556	267,955
Idemitsu Kosan Co Ltd	4,600	151,633
JXTG Holdings Inc	86,050	451,081
Lundin Petroleum AB	4,746	118,721
Neste Oyj	18,069	1,394,926

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson International Managed Volatility Fund

Schedule of Investments (Unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
Royal Dutch Shell PLC	2,911	$85,426
Showa Shell Sekiyu KK	34,200	478,998
TOTAL SA	505	26,674
Woodside Petroleum Ltd	4,493	99,213
		3,408,259
Paper & Forest Products – 0.1%
UPM-Kymmene OYJ	5,463	138,891
Personal Products – 1.1%
Kao Corp	5,400	398,174
Kose Corp	1,800	285,508
L'Oreal SA	176	40,396
Shiseido Co Ltd	2,200	136,716
Unilever NV	2,422	131,581
Unilever PLC	2,401	125,643
		1,118,018
Pharmaceuticals – 6.4%
Astellas Pharma Inc	76,600	974,955
AstraZeneca PLC	1,519	113,582
Daiichi Sankyo Co Ltd	38,900	1,250,694
Eisai Co Ltd	5,300	412,737
H Lundbeck A/S	11,224	492,291
Hisamitsu Pharmaceutical Co Inc	1,200	65,495
Merck KGaA	1,400	144,430
Ono Pharmaceutical Co Ltd	30,500	617,347
Roche Holding AG	2,069	511,819
Sanofi	1,902	164,347
Shionogi & Co Ltd	8,200	465,034
Sumitomo Dainippon Pharma Co Ltd	25,000	805,275
Taisho Pharmaceutical Holdings Co Ltd	5,300	527,002
Teva Pharmaceutical Industries Ltd (ADR)*	700	10,794
UCB SA	2,268	184,880
Vifor Pharma AG	302	32,792
		6,773,474
Professional Services – 1.9%
Experian PLC	4,708	114,409
Intertek Group PLC	1,250	76,088
Recruit Holdings Co Ltd	25,600	612,967
RELX PLC	15,802	324,506
SEEK Ltd	5,884	70,103
SGS SA (REG)	11	24,793
Teleperformance	2,731	437,109
Wolters Kluwer NV	6,622	390,998
		2,050,973
Real Estate Management & Development – 2.6%
Deutsche Wohnen SE	12,823	587,682
Hongkong Land Holdings Ltd	76,200	480,359
Hysan Development Co Ltd	45,000	213,383
LendLease Group	37,426	305,233
Swire Pacific Ltd	30,500	320,432
Swire Properties Ltd	102,200	357,151
Swiss Prime Site AG (REG)*	1,801	145,975
Vonovia SE	4,771	216,507
Wharf Real Estate Investment Co Ltd	18,000	107,004
		2,733,726
Road & Rail – 2.6%
Central Japan Railway Co	1,800	382,531
ComfortDelGro Corp Ltd	109,300	171,687
Keio Corp	2,900	169,751
Kintetsu Group Holdings Co Ltd	4,300	186,104

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Schedule of Investments (Unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Road & Rail – (continued)
Kyushu Railway Co	4,600	$154,991
MTR Corp Ltd	160,500	844,757
Nagoya Railroad Co Ltd	11,000	291,784
Odakyu Electric Railway Co Ltd	7,700	168,774
Tokyu Corp	10,300	167,421
West Japan Railway Co	3,200	226,030
		2,763,830
Software – 2.4%
Check Point Software Technologies Ltd*	17,452	1,791,448
Dassault Systemes SE	313	36,950
Nice Ltd*	4,688	508,249
Temenos AG (REG)*	1,850	223,038
		2,559,685
Specialty Retail – 0.7%
Fast Retailing Co Ltd	200	102,321
Hikari Tsushin Inc	2,700	424,791
Yamada Denki Co Ltd	46,200	221,384
		748,496
Technology Hardware, Storage & Peripherals – 0.1%
FUJIFILM Holdings Corp	3,700	142,798
Textiles, Apparel & Luxury Goods – 2.0%
adidas AG	2,029	423,944
Asics Corp#	11,900	150,853
Burberry Group PLC	15,123	332,672
Hermes International	1,592	880,330
Kering SA	161	75,340
Moncler SpA	3,838	128,232
Pandora A/S	1,414	57,528
Puma SE	169	82,767
		2,131,666
Tobacco – 0.7%
Imperial Brands PLC	6,179	186,824
Japan Tobacco Inc	7,000	166,097
Swedish Match AB	10,072	397,304
		750,225
Trading Companies & Distributors – 3.4%
AerCap Holdings NV*	8,800	348,480
Brenntag AG	1,233	53,208
Bunzl PLC	17,789	535,167
Ferguson PLC	2,691	172,321
ITOCHU Corp	46,700	787,747
Marubeni Corp	42,200	293,703
Mitsubishi Corp	21,900	597,797
Mitsui & Co Ltd	7,300	113,152
Sumitomo Corp	51,100	720,967
		3,622,542
Transportation Infrastructure – 0.4%
Aeroports de Paris	2,013	380,562
Water Utilities – 0.3%
Severn Trent PLC	6,605	152,576
United Utilities Group PLC	21,925	205,278
		357,854
Wireless Telecommunication Services – 1.0%
KDDI Corp	6,600	157,300
NTT DOCOMO Inc	38,000	853,406
		1,010,706
Total Common Stocks (cost $102,100,872)		104,725,289

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson International Managed Volatility Fund

Schedule of Investments (Unaudited)

December 31, 2018

Shares		Value
Preferred Stocks – 0%
Health Care Equipment & Supplies – 0%
Sartorius AG (cost $42,236)	264	$32,963
Investment Companies – 0.2%
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£ (cost $239,310)	239,310	239,310
Total Investments (total cost $102,382,418) – 99.2%		104,997,562
Cash, Receivables and Other Assets, net of Liabilities – 0.8%		822,370
Net Assets – 100%		$105,819,932

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$38,668,881	36.8%
Hong Kong	13,693,709	13.0
United Kingdom	7,495,850	7.1
France	7,384,021	7.0
Switzerland	5,730,196	5.5
Australia	5,516,547	5.3
Israel	5,031,722	4.8
Germany	4,363,822	4.2
Netherlands	3,009,594	2.9
Denmark	2,259,393	2.1
Finland	1,973,931	1.9
Spain	1,543,588	1.5
Norway	1,530,993	1.5
Singapore	1,354,395	1.3
Belgium	1,338,265	1.3
New Zealand	1,313,483	1.2
Ireland	1,074,249	1.0
Sweden	516,025	0.5
Italy	479,812	0.5
Austria	431,206	0.4
United States	239,310	0.2
Portugal	48,570	0.0

Total	$104,997,562	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Schedule of Investments (Unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 0.2%
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$1,934∆	$-	$-	$239,310
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	13,068	-	-	-
Total Affiliated Investments - 0.2%	$15,002	$-	$-	$239,310

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 0.2%
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	-	3,424,481	(3,185,171)	239,310
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	1,508,097	15,973,884	(17,481,981)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson International Managed Volatility Fund

Notes to Schedule of Investments and Other Information (Unaudited)

MSCI EAFE® Index	MSCI EAFE® (Europe, Australasia, Far East) Index reflects the equity market performance of developed markets, excluding the U.S. and Canada.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $662,768, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$2,623,344	$-
Air Freight & Logistics	-	1,627,288	-
Airlines	-	627,004	-
Automobiles	-	1,347,967	-
Banks	-	5,432,721	-
Beverages	641,029	1,239,406	-
Biotechnology	-	217,219	-
Capital Markets	-	2,047,297	-
Chemicals	-	1,719,097	-
Commercial Services & Supplies	-	800,136	-
Communications Equipment	-	66,391	-
Construction Materials	-	98,119	-
Containers & Packaging	-	347,640	-
Diversified Telecommunication Services	-	1,706,883	-
Electric Utilities	-	8,037,137	-

16	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Notes to Schedule of Investments and Other Information (Unaudited)

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Electrical Equipment	$-	$90,829	$-
Electronic Equipment, Instruments & Components	-	277,661	-
Equity Real Estate Investment Trusts (REITs)	-	8,503,623	-
Food & Staples Retailing	25,017	6,139,298	-
Food Products	-	5,092,036	-
Gas Utilities	-	3,537,557	-
Health Care Equipment & Supplies	-	1,696,387	-
Health Care Providers & Services	-	356,675	-
Health Care Technology	-	111,131	-
Hotels, Restaurants & Leisure	-	3,242,976	-
Household Durables	-	763,071	-
Household Products	-	668,848	-
Independent Power and Renewable Electricity Producers	-	421,563	-
Industrial Conglomerates	-	1,438,684	-
Information Technology Services	-	521,852	-
Insurance	-	5,057,825	-
Internet & Direct Marketing Retail	-	147,456	-
Leisure Products	-	1,597,150	-
Life Sciences Tools & Services	-	167,775	-
Machinery	-	836,053	-
Media	-	3,111,441	-
Metals & Mining	-	252,253	-
Multiline Retail	-	329,912	-
Multi-Utilities	-	1,067,833	-
Oil, Gas & Consumable Fuels	-	3,408,259	-
Paper & Forest Products	-	138,891	-
Personal Products	-	1,118,018	-
Pharmaceuticals	10,794	6,762,680	-
Professional Services	-	2,050,973	-
Real Estate Management & Development	-	2,733,726	-
Road & Rail	-	2,763,830	-
Software	1,791,448	768,237	-
Specialty Retail	-	748,496	-
Technology Hardware, Storage & Peripherals	-	142,798	-
Textiles, Apparel & Luxury Goods	-	2,131,666	-
Tobacco	-	750,225	-
Trading Companies & Distributors	348,480	3,274,062	-
Transportation Infrastructure	-	380,562	-
Water Utilities	-	357,854	-
Wireless Telecommunication Services	-	1,010,706	-
Preferred Stocks	-	32,963	-
Investment Companies	-	239,310	-
Total Assets	$2,816,768	$102,180,794	$-

Janus Investment Fund	17

Janus Henderson International Managed Volatility Fund

Statement of Assets and Liabilities (Unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$104,758,252
Affiliated investments, at value(3)	239,310
Cash denominated in foreign currency(4)	291,903
Non-interested Trustees' deferred compensation	2,561
Receivables:
Investments sold	1,364,449
Fund shares sold	234,103
Foreign tax reclaims	148,140
Dividends	115,792
Dividends from affiliates	162
Other assets	978
Total Assets	107,155,650
Liabilities:
Due to custodian	571,358
Collateral for securities loaned (Note 2)	239,310
Payables:	—
Investments purchased	285,529
Fund shares repurchased	77,662
Advisory fees	51,813
Professional fees	25,335
Transfer agent fees and expenses	13,034
Custodian fees	6,629
Non-interested Trustees' deferred compensation fees	2,561
12b-1 Distribution and shareholder servicing fees	1,992
Non-interested Trustees' fees and expenses	864
Affiliated fund administration fees payable	238
Accrued expenses and other payables	59,393
Total Liabilities	1,335,718
Net Assets	$105,819,932

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Statement of Assets and Liabilities (Unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$103,983,633
Total distributable earnings (loss)	1,836,299
Total Net Assets	$105,819,932
Net Assets - Class A Shares	$1,454,423
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	177,959
Net Asset Value Per Share(5)	$8.17
Maximum Offering Price Per Share(6)	$8.67
Net Assets - Class C Shares	$1,592,175
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	199,237
Net Asset Value Per Share(5)	$7.99
Net Assets - Class D Shares	$4,207,930
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	524,235
Net Asset Value Per Share	$8.03
Net Assets - Class I Shares	$57,896,024
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,188,243
Net Asset Value Per Share	$8.05
Net Assets - Class N Shares	$33,159,575
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,123,614
Net Asset Value Per Share	$8.04
Net Assets - Class S Shares	$1,172,296
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	144,249
Net Asset Value Per Share	$8.13
Net Assets - Class T Shares	$6,337,509
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	787,198
Net Asset Value Per Share	$8.05

(1) Includes cost of $102,143,108.

(2) Includes $225,990 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $239,310.

(4) Includes cost of $291,903.

(5) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(6) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson International Managed Volatility Fund

Statement of Operations (Unaudited)

For the year ended December 31, 2018

Investment Income:
Dividends	$1,139,572
Dividends from affiliates	13,068
Affiliated securities lending income, net	1,934
Other income	44,337
Foreign tax withheld	(102,317)
Total Investment Income	1,096,594
Expenses:
Advisory fees	315,493
12b-1 Distribution and shareholder servicing fees:
Class A Shares	1,781
Class C Shares	8,711
Class S Shares	1,203
Transfer agent administrative fees and expenses:
Class D Shares	2,859
Class S Shares	1,203
Class T Shares	7,765
Transfer agent networking and omnibus fees:
Class A Shares	491
Class C Shares	911
Class I Shares	27,422
Other transfer agent fees and expenses:
Class A Shares	61
Class C Shares	81
Class D Shares	745
Class I Shares	1,674
Class N Shares	507
Class S Shares	15
Class T Shares	86
Registration fees	55,588
Non-affiliated fund administration fees	34,960
Professional fees	25,351
Custodian fees	16,950
Shareholder reports expense	5,529
Non-interested Trustees’ fees and expenses	1,593
Affiliated fund administration fees	1,434
Other expenses	6,969
Total Expenses	519,382
Less: Excess Expense Reimbursement and Waivers	(1,196)
Net Expenses	518,186
Net Investment Income/(Loss)	578,408
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	276,747
Total Net Realized Gain/(Loss) on Investments	276,747
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(10,816,794)
Total Change in Unrealized Net Appreciation/Depreciation	(10,816,794)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(9,961,639)

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$578,408	$1,593,255
Net realized gain/(loss) on investments	276,747	7,492,857
Change in unrealized net appreciation/depreciation	(10,816,794)	1,087,404
Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,961,639)	10,173,516
Dividends and Distributions to Shareholders(1)
Class A Shares	(54,541)	N/A
Class C Shares	(50,038)	N/A
Class D Shares	(178,757)	N/A
Class I Shares	(2,600,429)	N/A
Class N Shares	(1,477,995)	N/A
Class S Shares	(46,567)	N/A
Class T Shares	(256,227)	N/A
Total Dividends and Distributions to Shareholders	(4,664,554)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(6,617)
Class C Shares	N/A	(9,717)
Class D Shares	N/A	(73,697)
Class I Shares	N/A	(727,561)
Class N Shares	N/A	(575,981)
Class S Shares	N/A	(6,393)
Class T Shares	N/A	(158,491)
Total Dividends from Net Investment Income	N/A	(1,558,457)
Net Decrease from Dividends and Distributions to Shareholders	(4,664,554)	(1,558,457)
Capital Share Transactions:
Class A Shares	280,574	(7,282,185)
Class C Shares	(238,571)	(872,157)
Class D Shares	(401,796)	385,877
Class I Shares	2,496,244	25,607,394
Class N Shares	460,487	1,513,759
Class S Shares	640,738	(88,759)
Class T Shares	979,600	(12,091,564)
Net Increase/(Decrease) from Capital Share Transactions	4,217,276	7,172,365
Net Increase/(Decrease) in Net Assets	(10,408,917)	15,787,424
Net Assets:
Beginning of period	116,228,849	100,441,425
End of period(2)	$105,819,932	$116,228,849

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $785,703 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson International Managed Volatility Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$9.32	$8.50	$7.96		$8.03	$9.66	$8.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.04	0.08		0.11	0.09	0.25
Net realized and unrealized gain/(loss)	(0.85)	0.81	0.59		(0.13)	(0.56)	1.57
Total from Investment Operations	(0.82)	0.85	0.67		(0.02)	(0.47)	1.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.03)	(0.13)		(0.05)	(0.15)	(0.23)
Distributions (from capital gains)	(0.21)	—	—		—	(1.01)	—(2)
Total Dividends and Distributions	(0.33)	(0.03)	(0.13)		(0.05)	(1.16)	(0.23)
Net Asset Value, End of Period	$8.17	$9.32	$8.50		$7.96	$8.03	$9.66
Total Return*	(8.78)%	10.00%	8.73%		(0.22)%	(4.19)%	22.74%
Net Assets, End of Period (in thousands)	$1,454	$1,358	$8,240		$4,821	$5,829	$5,342
Average Net Assets for the Period (in thousands)	$1,413	$2,665	$6,776		$3,145	$5,392	$2,240
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.33%	1.19%	1.14%		1.24%	1.35%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.28%	1.19%	1.14%		1.24%	1.34%	1.20%
Ratio of Net Investment Income/(Loss)	0.64%	0.43%	1.05%		1.45%	1.09%	2.69%
Portfolio Turnover Rate	48%	86%	134%		74%	191%	160%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.07	$8.33	$7.81	$7.94	$9.58	$8.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	0.03	0.06	0.08	0.03	0.19
Net realized and unrealized gain/(loss)	(0.82)	0.75	0.55	(0.15)	(0.56)	1.57
Total from Investment Operations	(0.83)	0.78	0.61	(0.07)	(0.53)	1.76
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.04)	(0.09)	(0.06)	(0.10)	(0.32)
Distributions (from capital gains)	(0.21)	—	—	—	(1.01)	—(2)
Total Dividends and Distributions	(0.25)	(0.04)	(0.09)	(0.06)	(1.11)	(0.32)
Net Asset Value, End of Period	$7.99	$9.07	$8.33	$7.81	$7.94	$9.58
Total Return*	(9.11)%	9.32%	8.02%	(0.86)%	(4.95)%	21.91%
Net Assets, End of Period (in thousands)	$1,592	$2,035	$2,672	$1,581	$510	$526
Average Net Assets for the Period (in thousands)	$1,730	$2,398	$2,289	$924	$480	$179
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.07%	1.90%	1.89%	1.94%	2.02%	1.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.07%	1.90%	1.89%	1.94%	2.01%	1.93%
Ratio of Net Investment Income/(Loss)	(0.20)%	0.30%	0.75%	1.05%	0.40%	2.13%
Portfolio Turnover Rate	48%	86%	134%	74%	191%	160%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$9.17	$8.43	$7.87	$8.00	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.04	0.13	0.14	0.15	0.03
Net realized and unrealized gain/(loss)	(0.83)	0.74	0.55	(0.16)	(2.03)
Total from Investment Operations	(0.79)	0.87	0.69	(0.01)	(2.00)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.13)	(0.13)	(0.12)	—
Distributions (from capital gains)	(0.21)	—	—	—	—
Total Dividends and Distributions	(0.35)	(0.13)	(0.13)	(0.12)	—
Net Asset Value, End of Period	$8.03	$9.17	$8.43	$7.87	$8.00
Total Return*	(8.59)%	10.32%	9.05%	(0.12)%	(20.00)%
Net Assets, End of Period (in thousands)	$4,208	$5,185	$4,412	$2,282	$504
Average Net Assets for the Period (in thousands)	$4,731	$5,076	$3,132	$1,314	$315
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.03%	0.97%	0.99%	1.17%	2.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	0.97%	0.99%	1.10%	1.26%
Ratio of Net Investment Income/(Loss)	0.87%	1.36%	1.77%	1.97%	1.80%
Portfolio Turnover Rate	48%	86%	134%	74%	191%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.21	$8.46	$7.89	$8.00	$9.63	$8.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.05	0.15	0.12	0.14	0.13	0.21
Net realized and unrealized gain/(loss)	(0.85)	0.74	0.57	(0.13)	(0.57)	1.63
Total from Investment Operations	(0.80)	0.89	0.69	0.01	(0.44)	1.84
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.14)	(0.12)	(0.12)	(0.18)	(0.24)
Distributions (from capital gains)	(0.21)	—	—	—	(1.01)	—
Total Dividends and Distributions	(0.36)	(0.14)	(0.12)	(0.12)	(1.19)	(0.24)
Net Asset Value, End of Period	$8.05	$9.21	$8.46	$7.89	$8.00	$9.63
Total Return*	(8.61)%	10.51%	8.99%	0.14%	(3.90)%	23.21%
Net Assets, End of Period (in thousands)	$57,896	$63,538	$34,748	$66,948	$65,227	$69,062
Average Net Assets for the Period (in thousands)	$63,117	$49,224	$45,492	$61,549	$64,504	$66,596
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.87%	0.80%	0.87%	0.93%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.87%	0.80%	0.87%	0.93%	0.81%
Ratio of Net Investment Income/(Loss)	1.03%	1.59%	1.51%	1.78%	1.48%	2.27%
Portfolio Turnover Rate	48%	86%	134%	74%	191%	160%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 24, 2015 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson International Managed Volatility Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$9.20	$8.45	$7.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.05	0.14	0.11
Net realized and unrealized gain/(loss)	(0.84)	0.75	0.70
Total from Investment Operations	(0.79)	0.89	0.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.14)	(0.15)
Distributions (from capital gains)	(0.21)	—	—
Total Dividends and Distributions	(0.37)	(0.14)	(0.15)
Net Asset Value, End of Period	$8.04	$9.20	$8.45
Total Return*	(8.55)%	10.56%	10.72%
Net Assets, End of Period (in thousands)	$33,160	$37,232	$32,840
Average Net Assets for the Period (in thousands)	$35,740	$36,703	$38,721
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.78%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.78%	0.80%
Ratio of Net Investment Income/(Loss)	1.11%	1.53%	2.00%
Portfolio Turnover Rate	48%	86%	134%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.28	$8.52	$7.98	$8.09	$9.74	$8.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.02	0.08	0.08	0.15	0.09	0.15
Net realized and unrealized gain/(loss)	(0.83)	0.76	0.59	(0.17)	(0.57)	1.69
Total from Investment Operations	(0.81)	0.84	0.67	(0.02)	(0.48)	1.84
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.08)	(0.13)	(0.09)	(0.16)	(0.19)
Distributions (from capital gains)	(0.21)	—	—	—	(1.01)	—
Total Dividends and Distributions	(0.34)	(0.08)	(0.13)	(0.09)	(1.17)	(0.19)
Net Asset Value, End of Period	$8.13	$9.28	$8.52	$7.98	$8.09	$9.74
Total Return*	(8.71)%	9.90%	8.70%	(0.18)%	(4.29)%	22.92%
Net Assets, End of Period (in thousands)	$1,172	$703	$726	$1,009	$67	$67
Average Net Assets for the Period (in thousands)	$952	$750	$983	$135	$64	$86
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.62%	1.38%	1.26%	1.40%	1.43%	1.33%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.46%	1.38%	1.25%	1.26%	1.43%	1.13%
Ratio of Net Investment Income/(Loss)	0.35%	0.86%	1.02%	1.98%	1.01%	1.69%
Portfolio Turnover Rate	48%	86%	134%	74%	191%	160%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from October 28, 2016 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.18	$8.42	$7.87	$7.99	$9.60	$8.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.11	0.11	0.22	0.09	0.32
Net realized and unrealized gain/(loss)	(0.83)	0.76	0.57	(0.23)	(0.55)	1.49
Total from Investment Operations	(0.79)	0.87	0.68	(0.01)	(0.46)	1.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.11)	(0.13)	(0.11)	(0.14)	(0.22)
Distributions (from capital gains)	(0.21)	—	—	—	(1.01)	—(2)
Total Dividends and Distributions	(0.34)	(0.11)	(0.13)	(0.11)	(1.15)	(0.22)
Net Asset Value, End of Period	$8.05	$9.18	$8.42	$7.87	$7.99	$9.60
Total Return*	(8.63)%	10.33%	8.96%	(0.14)%	(4.08)%	22.78%
Net Assets, End of Period (in thousands)	$6,338	$6,177	$16,803	$14,487	$887	$2,504
Average Net Assets for the Period (in thousands)	$6,161	$13,714	$20,165	$4,865	$1,474	$1,121
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	1.03%	1.00%	1.16%	1.16%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.02%	1.00%	1.16%	1.16%	1.12%
Ratio of Net Investment Income/(Loss)	0.80%	1.15%	1.43%	2.90%	1.10%	3.44%
Portfolio Turnover Rate	48%	86%	134%	74%	191%	160%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson International Managed Volatility Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

26	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	27

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the year.

Financial assets of $370,070 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

28	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective.

Janus Investment Fund	29

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

30	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table  present  gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Deutsche Bank AG	$225,990	$—	$(225,990)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

Real Estate Investing

To the extent that real estate-related securities may be included in the Fund’s named benchmark index, Intech’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the

Janus Investment Fund	31

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2018, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are 225,990 . Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2018 is 239,310, resulting in the net amount due to the counterparty of 13,320.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.

Intech Investment Management LLC (“Intech”) serves as subadviser to the Fund. As subadviser, Intech provides day-to-day management of the investment operations of the Fund subject to the general oversight of Janus Capital. Janus Capital owns approximately 97% of Intech.

Janus Capital pays Intech a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.95% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

32	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks

Janus Investment Fund	33

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the year ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the year ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $236.

34	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the year ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $222.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	88	28
Class S Shares	-	-
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 102,386,453	$ 9,006,474	$ (6,395,365)	$ 2,611,109

Janus Investment Fund	35

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	44,639	$ 392,304	65,282	$ 596,325
Reinvested dividends and distributions	6,490	53,157	695	6,491
Shares repurchased	(18,955)	(164,887)	(889,172)	(7,885,001)
Net Increase/(Decrease)	32,174	$ 280,574	(823,195)	$ (7,282,185)
Class C Shares:
Shares sold	19,327	$ 163,968	38,603	$ 354,461
Reinvested dividends and distributions	5,991	47,988	1,000	9,124
Shares repurchased	(50,540)	(450,527)	(135,881)	(1,235,742)
Net Increase/(Decrease)	(25,222)	$ (238,571)	(96,278)	$ (872,157)
Class D Shares:
Shares sold	32,006	$ 289,575	185,122	$ 1,709,873
Reinvested dividends and distributions	21,577	173,699	7,836	71,934
Shares repurchased	(95,001)	(865,070)	(150,902)	(1,395,930)
Net Increase/(Decrease)	(41,418)	$ (401,796)	42,056	$ 385,877
Class I Shares:
Shares sold	999,913	$8,915,320	4,137,631	$ 37,969,192
Reinvested dividends and distributions	321,572	2,598,299	78,383	721,910
Shares repurchased	(1,034,741)	(9,017,375)	(1,420,946)	(13,083,708)
Net Increase/(Decrease)	286,744	$2,496,244	2,795,068	$ 25,607,394
Class N Shares:
Shares sold	189,605	$1,664,390	480,066	$ 4,444,627
Reinvested dividends and distributions	183,374	1,477,995	62,607	575,981
Shares repurchased	(298,472)	(2,681,898)	(381,142)	(3,506,849)
Net Increase/(Decrease)	74,507	$ 460,487	161,531	$ 1,513,759
Class S Shares:
Shares sold	63,531	$ 600,899	10,284	$ 92,872
Reinvested dividends and distributions	5,714	46,567	686	6,393
Shares repurchased	(734)	(6,728)	(20,436)	(188,024)
Net Increase/(Decrease)	68,511	$ 640,738	(9,466)	$ (88,759)
Class T Shares:
Shares sold	175,590	$1,553,177	331,308	$ 3,108,971
Reinvested dividends and distributions	31,377	253,211	17,132	157,441
Shares repurchased	(92,633)	(826,788)	(1,670,275)	(15,357,976)
Net Increase/(Decrease)	114,334	$ 979,600	(1,321,835)	$(12,091,564)

6. Purchases and Sales of Investment Securities

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$55,471,579	$ 54,538,893	$ -	$ -

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

36	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Notes to Financial Statements (Unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	37

Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

38	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	47

Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

48	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Janus Investment Fund	49

Janus Henderson International Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

50	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

Janus Investment Fund	51

Janus Henderson International Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

52	DECEMBER 31, 2018

Janus Henderson International Managed Volatility Fund

Notes

NotesPage1

Janus Investment Fund	53

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93014 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Large Cap Value Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Large Cap Value Fund

Janus Henderson Large Cap Value Fund (unaudited)

FUND SNAPSHOT

As defensive value specialists, we look to invest in high-quality companies with strong management teams, stable balance sheets, and durable competitive advantages that are trading at attractive valuations. We seek to achieve excess returns over full market cycles, with less risk than our benchmark and peers as measured by standard deviation, beta and down market capture.

Kevin Preloger co-portfolio manager

PERFORMANCE REVIEW

For the six-month period ended December 31, 2018, Janus Henderson Large Cap Value Fund’s Class I Shares returned -8.37%, underperforming its Russell 1000® Value Index benchmark, which returned -6.69%.

Stock selection in consumer discretionary weighed on relative returns, due in part to our position in auto-related stocks, which declined on slowing auto sales globally and trade tariff headlines. The Fund’s stock selection in energy was one of the largest detractors to relative returns, driven largely by potential regulatory changes and poor performance from energy stocks given the decline in oil prices during the period. On the positive side, our holdings in industrials were strong contributors, as the Fund’s positions are more domestically focused and thus somewhat insulated to trade disputes. Additionally, stock selection in information technology, specifically software, aided relative returns.

MARKET ENVIRONMENT

Stocks were volatile and lost ground during the period. While corporate earnings growth was solid through the third quarter, rising U.S. interest rates and global trade tensions all weighed on stocks for much of the period. In the fourth quarter, markets fell sharply driven by a number of issues including the strength of the economy, trade war fears, earnings releases that didn’t meet market expectations and credit deteriorating as high-yield spreads widened.

CONTRIBUTORS

Merck outperformed in the period after reporting better-than-expected earnings driven in part by strength in sales of Keytruda, a leading immuno-oncology drug. Furthermore, Merck and other large pharmaceutical companies benefited from less potential drug pricing pressure, and a general rotation into the health care sector as investors seek more defensive positions. We trimmed some of our holdings on strength, but still maintain a position in the portfolio.

Pfizer outperformed during the period, driven by a slightly better earnings outlook, relief from potential drug pricing pressure and a general rotation into the health care sector as investors seek more defensive positions in an increasingly expensive market. We believe Pfizer will be able to sustain low, single-digit growth given its current pharmaceutical portfolio and pipeline. In addition, the company continues to review strategic options for the consumer health care business that could further unlock shareholder value. We trimmed some of the position on strength, but still maintain a substantial position in the portfolio.

Procter & Gamble (P&G) is a global leader in consumer goods with 23 brands that each has more than $1 billion annual revenue, including Pampers, Tide, Pantene, Gillette, Crest and Braun. P&G contributed as the company reported solid organic sales that were the best since 2014, driven by premium innovation in its Beauty division. In addition, P&G announced a new organizational structure that will give more end-to-end responsibility to brand managers. The volatility of the fourth quarter also benefited P&G shares as investors sought safe havens such as those with stable businesses and healthy balance sheets. We continue to hold the stock and believe that investors may benefit from continued execution and the fact that an activist investor is still involved on the board of directors.

DETRACTORS

Noble Energy is an oil and gas exploration company with core operations in Colorado and Texas, as well as key international assets offshore Israel and West Africa. The stock was weak during the period on: 1) concerns about the November referendum vote in Colorado that had it passed (it did not) would severely hamper the oil and gas industry; and 2) poor performance from energy stocks given the decline in oil prices in the period and worries

Janus Investment Fund	1

Janus Henderson Large Cap Value Fund (unaudited)

over what the outlook for 2019 would be given the weak commodity price environment. Although we maintain a position in Noble and continue to like the long-term position of the company after their Israeli project comes on line, we reduced our exposure to the name given the near-term risks associated with the outlook for 2019.

Schlumberger, an oil field services company with market-leading solutions and technology in the most prolific oil and gas basins across the globe, was one of our leading detractors during the period. Shares of the global juggernaut hurt performance as weak global crude oil prices weighed on the sentiment for all oil field services companies and the entire energy sector as the market was concerned that lower crude oil prices would lead to a decrease in 2019 capital spending. Additionally, the company reported modestly better-than-expected earnings, but lowered its FY 2018 guidance and FY 2019 outlook during the period due to weaker-than-expected customer activity and a more competitive pricing environment in the U.S. We trimmed some of our holdings, but maintain a position as we continue to view Schlumberger as a best-in-class oil services operator.

Conagra is a leading manufacturer and marketer of frozen foods, and is best known for its brands Marie Callender’s, Banquet, Hunt’s, Slim Jim and Healthy Choice. During the fourth quarter, the company closed on its acquisition of Pinnacle Foods. Near the end of the period, Conagra guided earnings estimates lower due in part to poor execution at Pinnacle prior to the deal closing. The shares traded significantly lower on the news of poor execution at Pinnacle, but we think the sell-off in the stock more than discounts the weak trends. The company also increased the guidance for cost savings from the deal, and management’s track record for delivering efficiencies is quite strong. We maintain exposure given the sell-off and good market share trends in its core frozen food categories.

OUTLOOK AND POSITIONING

We have mentioned in recent commentaries our cautious approach to the market and concern that the market was completely ignoring any bad news or signs of potential problems while steadily climbing to new highs. In the period, bad news was no longer ignored and the relief rallies from good news were sold aggressively. Increased volatility in the market may be with us for a while longer and will likely unnerve some investors, but this is exactly the time adhering to the investment process is paramount. Our investment team is evaluating the recent market decline by reviewing the weakest areas within the market for potential new opportunities. As a general matter, it seems that concerns about the duration of the economic cycle are spreading, and each particular sector has its own dynamics to consider. For example, semiconductors and semiconductor equipment have been down substantially in the last few months. After several years of higher share prices fueled by surging demand and soaring profits, many investors believed these were no longer cyclical companies, but we are now seeing falling prices for memory chips, declining orders for equipment and weakening end demand. It turns out they are cyclical after all. Following a several year run of multiple expansion, the stocks are now experiencing contracting multiples and declining earnings, which makes getting comfortable with the downside risks in these stocks more challenging. Thus we have been patiently waiting for more favorable reward-to-risk ratios in this group.

Other areas seeing big declines include several materials and automobile and automotive components companies that have recently warned on earnings due to a combination of rising input costs, falling demand and trade war developments. Banks are also under pressure on weak loan growth and higher funding costs amid a flattening yield curve. Aggregating across the market’s laggards, the stock market consensus appears to be grappling with the idea that we’ve passed the peak of the current expansion and benign investing environment. While the market has viewed recent developments in the economic landscape and the yield curve negatively as it relates to banks, we continue to believe they are one of the cheapest areas in the market and, given solid capital positions, many banks have been active with share buybacks recently, and we have been adding to our positions.

In our opinion, as trading conditions have become more volatile and investors fearful, the likelihood of identifying bargain stock prices grows. Pain on the other side of the trade is the first, but not the only, criteria. Second, the company should have a durable competitive advantage, such that, over time and through market cycles, it will be able to earn more than its fair share of profits. Third, the balance sheet should be well capitalized and liquid to enable the company to endure a much more difficult operating environment should that scenario lie ahead. Finally, a stock’s price should be low enough relative to a company’s earnings power and net asset value to offer a margin of safety and attractive return potential over the long term. Investors are in the process of resetting their

2	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund (unaudited)

expectations for corporate earnings estimates and total return expectations. While this can be a challenging investing environment, owning high-quality companies with strong balance sheets should ultimately prove to be profitable in the long run.

In addition to orienting our research effort around identifying stock bargains, we are mindful of correlations across the various cyclical exposures in our portfolios, as well as the aggregate weights we have in those areas. Given that we don’t know whether the economy is at the beginning of a major downturn or not, we are making our buys slowly and cautiously, particularly in the more cyclical areas of the market. At some point, this market sell-off will end and there will be attractive opportunities for those who have successfully navigated the volatility. Adhering to your process is critical to be in a position to take advantage of these opportunities. In the shorter term, investing on fundamentals has proved much more challenging given the impact of headwinds from algorithms, liquidity issues and trade tweets. Patience may prove the most important investing attribute of all.

Thank you for your investment with us in the Janus Henderson Large Cap Value Fund.

Janus Investment Fund	3

Janus Henderson Large Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2018

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Merck & Co Inc	0.81%	Noble Energy Inc	-1.09%
	Pfizer Inc	0.81%	Schlumberger Ltd	-0.99%
	Procter & Gamble Co	0.53%	Conagra Brands Inc	-0.97%
	Johnson & Johnson	0.29%	Delphi Technologies PLC	-0.96%
	Check Point Software Technologies Ltd	0.26%	Laboratory Corp of America Holdings	-0.87%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	Russell 1000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Industrials	0.57%	8.73%	7.81%
	Information Technology	0.49%	6.49%	9.68%
	Real Estate	0.25%	3.00%	4.79%
	Other**	0.21%	3.20%	0.00%
	Materials	0.20%	4.89%	3.98%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	Russell 1000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Consumer Discretionary	-1.11%	2.96%	6.66%
	Energy	-0.98%	9.17%	10.32%
	Financials	-0.35%	27.22%	23.12%
	Communication Services	-0.31%	2.55%	5.35%
	Health Care	-0.20%	16.25%	14.96%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

4	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
Oracle Corp
Software	4.0%
Procter & Gamble Co
Household Products	3.8%
Johnson & Johnson
Pharmaceuticals	3.7%
Equity Residential
Equity Real Estate Investment Trusts (REITs)	3.6%
US Bancorp
Banks	3.5%
18.6%

Asset Allocation - (% of Net Assets)
Common Stocks	98.1%
Repurchase Agreements	2.1%
Other	(0.2)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

Janus Investment Fund	5

Janus Henderson Large Cap Value Fund (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the December 14, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-8.48%	-8.71%	4.55%	9.52%	9.52%	1.00%	0.87%
Class A Shares at MOP	-13.74%	-13.95%	3.33%	8.87%	8.87%
Class C Shares at NAV	-8.87%	-9.41%	3.89%	8.76%	8.76%	1.77%	1.63%
Class C Shares at CDSC	-9.64%	-10.17%	3.89%	8.76%	8.76%
Class D Shares(1)	-8.36%	-8.54%	4.72%	9.58%	9.58%	0.78%	0.67%
Class I Shares	-8.37%	-8.54%	4.78%	9.82%	9.82%	0.72%	0.64%
Class N Shares	-8.37%	-8.49%	4.85%	9.82%	9.82%	0.62%	0.53%
Class S Shares	-8.63%	-8.92%	4.50%	9.41%	9.41%	1.34%	1.03%
Class T Shares	-8.50%	-8.74%	4.61%	9.56%	9.56%	0.88%	0.78%
Russell 1000 Value Index	-6.69%	-8.27%	5.95%	11.18%	11.18%
Morningstar Quartile - Class I Shares	-	2nd	3rd	4th	4th
Morningstar Ranking - based on total returns for Large Value Funds	-	567/1,266	707/1,100	750/960	750/960

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

6	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund (unaudited)

Performance

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of the predecessor fund into corresponding shares of the Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the historical performance of each corresponding class of the predecessor fund prior to the reorganization, calculated using the fees and expenses of the corresponding class of the predecessor fund respectively, net of any applicable fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for the periods July 6, 2009 to February 16, 2010, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. Performance shown for the periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares prior to the reorganization of Class I Shares of the predecessor fund into Class I Shares of the Fund, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The predecessor Fund’s inception date – December 31, 2008

(1) Closed to certain new investors.

Janus Investment Fund	7

Janus Henderson Large Cap Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$915.20	$4.39	$1,000.00	$1,020.62	$4.63	0.91%
Class C Shares	$1,000.00	$911.30	$7.95	$1,000.00	$1,016.89	$8.39	1.65%
Class D Shares	$1,000.00	$916.40	$3.38	$1,000.00	$1,021.68	$3.57	0.70%
Class I Shares	$1,000.00	$916.30	$2.95	$1,000.00	$1,022.13	$3.11	0.61%
Class N Shares	$1,000.00	$916.30	$2.70	$1,000.00	$1,022.38	$2.85	0.56%
Class S Shares	$1,000.00	$913.70	$5.11	$1,000.00	$1,019.86	$5.40	1.06%
Class T Shares	$1,000.00	$915.00	$3.96	$1,000.00	$1,021.07	$4.18	0.82%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

8	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – 98.1%
Aerospace & Defense – 1.5%
United Technologies Corp	13,431	$1,430,133
Auto Components – 1.5%
Aptiv PLC	13,666	841,416
Delphi Technologies PLC	36,966	529,353
		1,370,769
Banks – 13.1%
BB&T Corp	29,615	1,282,922
Citigroup Inc	37,078	1,930,281
Citizens Financial Group Inc	41,043	1,220,208
M&T Bank Corp	14,219	2,035,165
US Bancorp	70,523	3,222,901
Wells Fargo & Co	51,982	2,395,331
		12,086,808
Beverages – 1.7%
PepsiCo Inc	14,088	1,556,442
Biotechnology – 2.0%
Gilead Sciences Inc	29,296	1,832,465
Building Products – 0.6%
Resideo Technologies Inc*	26,498	544,534
Capital Markets – 3.7%
Bank of New York Mellon Corp	49,569	2,333,213
Invesco Ltd	64,050	1,072,197
		3,405,410
Chemicals – 1.2%
Nutrien Ltd	24,685	1,160,195
Commercial Services & Supplies – 1.3%
Republic Services Inc	16,591	1,196,045
Consumer Finance – 1.6%
Discover Financial Services	25,151	1,483,406
Containers & Packaging – 3.4%
Crown Holdings Inc*	75,185	3,125,440
Diversified Financial Services – 2.5%
Berkshire Hathaway Inc*	11,238	2,294,575
Electric Utilities – 5.4%
Evergy Inc	54,940	3,118,944
PPL Corp	66,706	1,889,781
		5,008,725
Energy Equipment & Services – 1.2%
Schlumberger Ltd	30,404	1,096,976
Entertainment – 2.1%
Twenty-First Century Fox Inc - Class B	40,563	1,938,100
Equity Real Estate Investment Trusts (REITs) – 4.0%
Equity Residential	50,066	3,304,857
Weyerhaeuser Co	19,699	430,620
		3,735,477
Food & Staples Retailing – 0.7%
Walgreens Boots Alliance Inc	9,022	616,473
Food Products – 1.7%
Conagra Brands Inc	74,084	1,582,434
Health Care Providers & Services – 2.5%
Laboratory Corp of America Holdings*	18,077	2,284,210
Household Products – 5.1%
Colgate-Palmolive Co	20,269	1,206,411
Procter & Gamble Co	37,866	3,480,643
		4,687,054
Industrial Conglomerates – 3.3%
Carlisle Cos Inc	11,035	1,109,238
Honeywell International Inc	15,075	1,991,709
		3,100,947

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Large Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – 1.7%
Cognizant Technology Solutions Corp	10,504	$666,794
Total System Services Inc	11,454	931,096
		1,597,890
Insurance – 7.6%
Chubb Ltd	24,221	3,128,869
Hartford Financial Services Group Inc	51,387	2,284,152
RenaissanceRe Holdings Ltd	11,830	1,581,671
		6,994,692
Oil, Gas & Consumable Fuels – 7.0%
Chevron Corp	19,766	2,150,343
Cimarex Energy Co	16,480	1,015,992
Noble Energy Inc	54,873	1,029,417
Occidental Petroleum Corp	36,801	2,258,845
		6,454,597
Personal Products – 2.5%
Unilever PLC (ADR)	44,914	2,346,757
Pharmaceuticals – 10.0%
Johnson & Johnson	26,639	3,437,763
Merck & Co Inc	26,700	2,040,147
Novartis AG (ADR)	20,004	1,716,543
Pfizer Inc	46,967	2,050,110
		9,244,563
Road & Rail – 2.4%
Knight-Swift Transportation Holdings Inc	36,394	912,398
Union Pacific Corp	9,601	1,327,146
		2,239,544
Software – 5.1%
Check Point Software Technologies Ltd*	9,773	1,003,198
Oracle Corp	81,381	3,674,352
		4,677,550
Wireless Telecommunication Services – 1.7%
Vodafone Group PLC (ADR)	80,506	1,552,156
Total Common Stocks (cost $87,463,045)		90,644,367
Repurchase Agreements – 2.1%
Undivided interest of 2.3% in a joint repurchase agreement (principal amount $83,900,000 with a maturity value of $83,913,284) with ING Financial Markets LLC, 2.8500%, dated 12/31/18, maturing 1/2/19 to be repurchased at $1,900,301 collateralized by $85,403,900 in U.S. Treasuries 1.1250% - 3.0000%, 4/30/20 - 11/15/47 with a value of $85,591,608 (cost $1,900,000)	$1,900,000	1,900,000
Total Investments (total cost $89,363,045) – 100.2%		92,544,367
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(165,952)
Net Assets – 100%		$92,378,415

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$84,765,518	91.6%
United Kingdom	3,898,913	4.2
Switzerland	1,716,543	1.9
Canada	1,160,195	1.2
Israel	1,003,198	1.1

Total	$92,544,367	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Large Cap Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 1000® Value Index	Russell 1000® Value Index reflects the performance of U.S. large-cap equities with lower price-to-book ratios and lower expected growth values.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$90,644,367	$-	$-
Repurchase Agreements	-	1,900,000	-
Total Assets	$90,644,367	$1,900,000	$-

12	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$90,644,367
Repurchase agreements, at value(2)	1,900,000
Non-interested Trustees' deferred compensation	2,245
Receivables:
Dividends	247,504
Fund shares sold	85,071
Foreign tax reclaims	21,766
Interest	150
Other assets	938
Total Assets	92,902,041
Liabilities:
Due to custodian	14,210
Payables:	—
Fund shares repurchased	381,216
Registration fees	44,561
Non-affiliated fund administration fees payable	32,303
Professional fees	21,345
Transfer agent fees and expenses	12,554
Non-interested Trustees' deferred compensation fees	2,245
Advisory fees	2,003
12b-1 Distribution and shareholder servicing fees	1,488
Non-interested Trustees' fees and expenses	834
Custodian fees	492
Affiliated fund administration fees payable	215
Accrued expenses and other payables	10,160
Total Liabilities	523,626
Net Assets	$92,378,415

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Large Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$88,225,383
Total distributable earnings (loss)	4,153,032
Total Net Assets	$92,378,415
Net Assets - Class A Shares	$1,764,555
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	148,433
Net Asset Value Per Share(3)	$11.89
Maximum Offering Price Per Share(4)	$12.62
Net Assets - Class C Shares	$1,012,519
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	86,665
Net Asset Value Per Share(3)	$11.68
Net Assets - Class D Shares	$37,465,679
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,192,338
Net Asset Value Per Share	$11.74
Net Assets - Class I Shares	$14,485,084
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,226,629
Net Asset Value Per Share	$11.81
Net Assets - Class N Shares	$34,828,941
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,958,197
Net Asset Value Per Share	$11.77
Net Assets - Class S Shares	$312,082
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	26,174
Net Asset Value Per Share	$11.92
Net Assets - Class T Shares	$2,509,555
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	214,049
Net Asset Value Per Share	$11.72

(1) Includes cost of $87,463,045.

(2) Includes cost of repurchase agreements of $1,900,000.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Dividends	$1,259,663
Interest	32,916
Other income	44
Foreign tax withheld	(5,384)
Total Investment Income	1,287,239
Expenses:
Advisory fees	257,705
12b-1 Distribution and shareholder servicing fees:
Class A Shares	2,215
Class C Shares	6,551
Class S Shares	441
Transfer agent administrative fees and expenses:
Class D Shares	28,035
Class S Shares	441
Class T Shares	5,138
Transfer agent networking and omnibus fees:
Class A Shares	833
Class C Shares	569
Class I Shares	4,543
Other transfer agent fees and expenses:
Class A Shares	90
Class C Shares	65
Class D Shares	5,638
Class I Shares	328
Class N Shares	526
Class T Shares	85
Registration fees	80,347
Non-affiliated fund administration fees	34,626
Professional fees	22,214
Shareholder reports expense	4,898
Affiliated fund administration fees	1,393
Custodian fees	1,242
Non-interested Trustees’ fees and expenses	1,110
Other expenses	6,164
Total Expenses	465,197
Less: Excess Expense Reimbursement and Waivers	(98,992)
Net Expenses	366,205
Net Investment Income/(Loss)	921,034
Net Realized Gain/(Loss) on Investments:
Investments	5,615,493
Total Net Realized Gain/(Loss) on Investments	5,615,493
Change in Unrealized Net Appreciation/Depreciation:
Investments and non-interested Trustees’ deferred compensation	(14,813,228)
Total Change in Unrealized Net Appreciation/Depreciation	(14,813,228)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(8,276,701)

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Large Cap Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$921,034	$1,904,764
Net realized gain/(loss) on investments	5,615,493	15,799,082
Change in unrealized net appreciation/depreciation	(14,813,228)	(8,118,258)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,276,701)	9,585,588
Dividends and Distributions to Shareholders(1)
Class A Shares	(280,869)	N/A
Class C Shares	(179,530)	N/A
Class D Shares	(6,325,236)	N/A
Class I Shares	(2,535,915)	N/A
Class N Shares	(5,869,168)	N/A
Class S Shares	(52,114)	N/A
Class T Shares	(446,354)	N/A
Total Dividends and Distributions to Shareholders	(15,689,186)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(5,123)
Class C Shares	N/A	(347)
Class D Shares	N/A	(494,235)
Class I Shares	N/A	(371,562)
Class N Shares	N/A	(428,543)
Class S Shares	N/A	(2,898)
Class T Shares	N/A	(43,919)
Total Dividends from Net Investment Income	N/A	(1,346,627)
Distributions from Net Realized Gain from Investment Transactions(1)
Class A Shares	N/A	(184,597)
Class C Shares	N/A	(216,010)
Class D Shares	N/A	(6,069,568)
Class I Shares	N/A	(4,406,663)
Class N Shares	N/A	(4,723,054)
Class S Shares	N/A	(43,737)
Class T Shares	N/A	(596,509)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(16,240,138)
Net Decrease from Dividends and Distributions to Shareholders	(15,689,186)	(17,586,765)
Capital Share Transactions:
Class A Shares	566,541	(1,384,232)
Class C Shares	(89,491)	(423,531)
Class D Shares	(2,784,846)	4,080,524
Class I Shares	(143,843)	(17,302,621)
Class N Shares	4,062,854	(1,252,812)
Class S Shares	46,415	63,594
Class T Shares	(1,703,061)	674,644
Net Increase/(Decrease) from Capital Share Transactions	(45,431)	(15,544,434)
Net Increase/(Decrease) in Net Assets	(24,011,318)	(23,545,611)
Net Assets:
Beginning of period	116,389,733	139,935,344
End of period(2)	$92,378,415	$116,389,733

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $772,535 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$15.56	$16.45	$15.67		$16.16	$16.90	$15.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.19	0.20		0.22	0.21	0.28
Net realized and unrealized gain/(loss)	(1.44)	1.03	1.91		0.09	0.18	2.64
Total from Investment Operations	(1.33)	1.22	2.11		0.31	0.39	2.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.06)	(0.24)		(0.21)	(0.24)	(0.15)
Distributions (from capital gains)	(2.10)	(2.05)	(1.09)		(0.59)	(0.89)	(1.49)
Total Dividends and Distributions	(2.34)	(2.11)	(1.33)		(0.80)	(1.13)	(1.64)
Net Asset Value, End of Period	$11.89	$15.56	$16.45		$15.67	$16.16	$16.90
Total Return*	(8.48)%	7.37%	13.96%		2.16%	2.14%	19.70%
Net Assets, End of Period (in thousands)	$1,765	$1,645	$3,057		$3,823	$3,952	$3,603
Average Net Assets for the Period (in thousands)	$1,757	$1,958	$3,405		$3,491	$3,806	$3,600
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.24%	1.00%	0.97%		0.96%	0.95%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.93%	0.97%		0.93%	0.93%	0.81%
Ratio of Net Investment Income/(Loss)	1.44%	1.14%	1.23%		1.40%	1.25%	1.71%
Portfolio Turnover Rate	12%	33%	43%		39%	39%	34%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.25	$16.21	$15.43	$15.99	$16.67	$15.44
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.08	0.09	0.09	0.15	0.16
Net realized and unrealized gain/(loss)	(1.42)	1.01	1.89	0.09	0.17	2.62
Total from Investment Operations	(1.37)	1.09	1.98	0.18	0.32	2.78
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	—(2)	(0.11)	(0.15)	(0.11)	(0.06)
Distributions (from capital gains)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)	(1.49)
Total Dividends and Distributions	(2.20)	(2.05)	(1.20)	(0.74)	(1.00)	(1.55)
Net Asset Value, End of Period	$11.68	$15.25	$16.21	$15.43	$15.99	$16.67
Total Return*	(8.87)%	6.68%	13.21%	1.33%	1.80%	18.92%
Net Assets, End of Period (in thousands)	$1,013	$1,389	$1,911	$2,089	$2,925	$3,252
Average Net Assets for the Period (in thousands)	$1,301	$1,692	$1,986	$2,395	$3,243	$3,249
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.04%	1.69%	1.62%	1.72%	1.29%	1.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.65%	1.61%	1.62%	1.70%	1.27%	1.55%
Ratio of Net Investment Income/(Loss)	0.66%	0.49%	0.58%	0.61%	0.89%	0.98%
Portfolio Turnover Rate	12%	33%	43%	39%	39%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Large Cap Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.39	$16.37	$15.58	$16.08	$16.79	$15.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.22	0.23	0.24	0.23	0.28
Net realized and unrealized gain/(loss)	(1.42)	1.02	1.92	0.09	0.19	2.64
Total from Investment Operations	(1.30)	1.24	2.15	0.33	0.42	2.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.17)	(0.27)	(0.24)	(0.24)	(0.21)
Distributions (from capital gains)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)	(1.49)
Total Dividends and Distributions	(2.35)	(2.22)	(1.36)	(0.83)	(1.13)	(1.70)
Net Asset Value, End of Period	$11.74	$15.39	$16.37	$15.58	$16.08	$16.79
Total Return*	(8.36)%	7.54%	14.29%	2.32%	2.32%	19.77%
Net Assets, End of Period (in thousands)	$37,466	$49,859	$48,829	$36,422	$38,280	$41,764
Average Net Assets for the Period (in thousands)	$46,411	$50,507	$43,947	$36,265	$40,418	$36,849
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.78%	0.78%	0.81%	0.80%	0.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.73%	0.75%	0.75%	0.76%	0.80%
Ratio of Net Investment Income/(Loss)	1.60%	1.40%	1.43%	1.58%	1.41%	1.74%
Portfolio Turnover Rate	12%	33%	43%	39%	39%	34%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.47	$16.44	$15.64	$16.14	$16.86	$15.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.23	0.24	0.25	0.25	0.31
Net realized and unrealized gain/(loss)	(1.44)	1.02	1.92	0.08	0.18	2.65
Total from Investment Operations	(1.31)	1.25	2.16	0.33	0.43	2.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.17)	(0.27)	(0.24)	(0.26)	(0.23)
Distributions (from capital gains)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)	(1.49)
Total Dividends and Distributions	(2.35)	(2.22)	(1.36)	(0.83)	(1.15)	(1.72)
Net Asset Value, End of Period	$11.81	$15.47	$16.44	$15.64	$16.14	$16.86
Total Return*	(8.37)%	7.60%	14.31%	2.34%	2.42%	19.98%
Net Assets, End of Period (in thousands)	$14,485	$18,433	$38,210	$39,119	$40,779	$47,672
Average Net Assets for the Period (in thousands)	$17,173	$33,368	$37,841	$38,044	$43,597	$44,830
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.72%	0.71%	0.73%	0.71%	0.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.61%	0.69%	0.70%	0.70%	0.68%	0.62%
Ratio of Net Investment Income/(Loss)	1.69%	1.40%	1.49%	1.62%	1.48%	1.91%
Portfolio Turnover Rate	12%	33%	43%	39%	39%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.45	$16.42	$15.63	$16.13	$16.85	$15.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.25	0.27	0.26	0.26	0.31
Net realized and unrealized gain/(loss)	(1.45)	1.02	1.90	0.09	0.18	2.65
Total from Investment Operations	(1.31)	1.27	2.17	0.35	0.44	2.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.19)	(0.29)	(0.26)	(0.27)	(0.23)
Distributions (from capital gains)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)	(1.49)
Total Dividends and Distributions	(2.37)	(2.24)	(1.38)	(0.85)	(1.16)	(1.72)
Net Asset Value, End of Period	$11.77	$15.45	$16.42	$15.63	$16.13	$16.85
Total Return*	(8.37)%	7.70%	14.38%	2.48%	2.46%	19.98%
Net Assets, End of Period (in thousands)	$34,829	$39,798	$43,072	$72,618	$78,999	$48,684
Average Net Assets for the Period (in thousands)	$39,582	$41,382	$64,366	$73,467	$65,449	$46,719
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72%	0.62%	0.61%	0.63%	0.64%	0.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.56%	0.59%	0.61%	0.61%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)	1.77%	1.53%	1.67%	1.71%	1.55%	1.88%
Portfolio Turnover Rate	12%	33%	43%	39%	39%	34%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.63	$16.59	$15.78	$16.26	$17.01	$15.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.19	0.19	0.24	0.18	0.22
Net realized and unrealized gain/(loss)	(1.46)	1.04	1.94	0.08	0.18	2.71
Total from Investment Operations	(1.36)	1.23	2.13	0.32	0.36	2.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.14)	(0.23)	(0.21)	(0.22)	(0.05)
Distributions (from capital gains)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)	(1.49)
Total Dividends and Distributions	(2.35)	(2.19)	(1.32)	(0.80)	(1.11)	(1.54)
Net Asset Value, End of Period	$11.92	$15.63	$16.59	$15.78	$16.26	$17.01
Total Return*	(8.63)%	7.36%	13.96%	2.26%	1.95%	19.68%
Net Assets, End of Period (in thousands)	$312	$347	$306	$260	$258	$249
Average Net Assets for the Period (in thousands)	$351	$336	$281	$252	$255	$327
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.07%	1.34%	1.12%	1.14%	1.13%	1.15%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	0.97%	0.99%	0.81%	1.11%	0.98%
Ratio of Net Investment Income/(Loss)	1.27%	1.16%	1.20%	1.51%	1.06%	1.32%
Portfolio Turnover Rate	12%	33%	43%	39%	39%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Large Cap Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.36	$16.34	$15.56	$16.05	$16.77	$15.55
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.21	0.22	0.23	0.22	0.27
Net realized and unrealized gain/(loss)	(1.43)	1.01	1.90	0.09	0.18	2.63
Total from Investment Operations	(1.32)	1.22	2.12	0.32	0.40	2.90
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.15)	(0.25)	(0.22)	(0.23)	(0.19)
Distributions (from capital gains)	(2.10)	(2.05)	(1.09)	(0.59)	(0.89)	(1.49)
Total Dividends and Distributions	(2.32)	(2.20)	(1.34)	(0.81)	(1.12)	(1.68)
Net Asset Value, End of Period	$11.72	$15.36	$16.34	$15.56	$16.05	$16.77
Total Return*	(8.50)%	7.45%	14.14%	2.28%	2.20%	19.67%
Net Assets, End of Period (in thousands)	$2,510	$4,918	$4,549	$5,691	$3,804	$4,094
Average Net Assets for the Period (in thousands)	$4,090	$4,793	$4,869	$3,962	$4,050	$3,400
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.02%	0.88%	0.86%	0.89%	0.89%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.81%	0.85%	0.83%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	1.36%	1.32%	1.35%	1.51%	1.31%	1.68%
Portfolio Turnover Rate	12%	33%	43%	39%	39%	34%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Large Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

Janus Investment Fund	21

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

22	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	23

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme

24	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table  present  gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$1,900,000	$—	$(1,900,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Investment Fund	25

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s "base" fee rate prior to any performance adjustment (expressed as an annual rate) is 0.64%.

The investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark index. The Fund's benchmark index used in the calculation is the Russell 1000® Value Index.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2018, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.46%.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund. Perkins (together with its predecessors), has been in the investment management business since 1984 and provides day-to-day management of the Fund’s portfolio operations subject to the general oversight of Janus Capital. Janus Capital owns 100% of Perkins.

26	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

Janus Capital pays Perkins a subadvisory fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements). The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund’s performance relative to the Fund’s benchmark index over the performance measurement period.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.70% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. The previous expense limit (until November 1, 2018) was 0.75%. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Investment Fund	27

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time.

28	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $372.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2018.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	91	34
Class S Shares	93	-*
Class T Shares	-	-

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 89,503,715	$13,291,906	$(10,251,254)	$ 3,040,652

Janus Investment Fund	29

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	40,471	$ 593,244	45,014	$ 725,484
Reinvested dividends and distributions	18,959	224,473	9,287	144,969
Shares repurchased	(16,721)	(251,176)	(134,419)	(2,254,685)
Net Increase/(Decrease)	42,709	$ 566,541	(80,118)	$ (1,384,232)
Class C Shares:
Shares sold	12,286	$ 156,753	17,302	$ 268,256
Reinvested dividends and distributions	13,101	152,494	11,122	170,716
Shares repurchased	(29,822)	(398,738)	(55,203)	(862,503)
Net Increase/(Decrease)	(4,435)	$ (89,491)	(26,779)	$ (423,531)
Class D Shares:
Shares sold	269,552	$ 4,016,538	777,316	$ 12,502,788
Reinvested dividends and distributions	511,587	5,980,453	410,142	6,328,498
Shares repurchased	(827,739)	(12,781,837)	(931,749)	(14,750,762)
Net Increase/(Decrease)	(46,600)	$(2,784,846)	255,709	$ 4,080,524
Class I Shares:
Shares sold	92,829	$ 1,345,427	71,737	$ 1,152,250
Reinvested dividends and distributions	215,252	2,531,364	301,809	4,681,055
Shares repurchased	(272,884)	(4,020,634)	(1,506,025)	(23,135,926)
Net Increase/(Decrease)	35,197	$ (143,843)	(1,132,479)	$(17,302,621)
Class N Shares:
Shares sold	67,437	$ 1,036,196	116,541	$ 1,867,240
Reinvested dividends and distributions	500,355	5,869,168	332,791	5,151,597
Shares repurchased	(184,987)	(2,842,510)	(497,293)	(8,271,649)
Net Increase/(Decrease)	382,805	$ 4,062,854	(47,961)	$ (1,252,812)
Class S Shares:
Shares sold	-	$ -	2,863	$ 49,500
Reinvested dividends and distributions	4,387	52,114	2,974	46,635
Shares repurchased	(446)	(5,699)	(2,050)	(32,541)
Net Increase/(Decrease)	3,941	$ 46,415	3,787	$ 63,594
Class T Shares:
Shares sold	21,590	$ 334,123	99,442	$ 1,594,102
Reinvested dividends and distributions	37,293	435,586	41,069	632,468
Shares repurchased	(164,938)	(2,472,770)	(98,836)	(1,551,926)
Net Increase/(Decrease)	(106,055)	$(1,703,061)	41,675	$ 674,644

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$13,290,167	$ 24,741,902	$ -	$ -

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

30	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	31

Janus Henderson Large Cap Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Janus Henderson Large Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	41

Janus Henderson Large Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

42	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Janus Investment Fund	43

Janus Henderson Large Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

44	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

Janus Investment Fund	45

Janus Henderson Large Cap Value Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Janus Henderson Large Cap Value Fund

Notes

NotesPage1

Janus Investment Fund	47

Janus Henderson Large Cap Value Fund

Notes

NotesPage2

48	DECEMBER 31, 2018

Janus Henderson Large Cap Value Fund

Notes

NotesPage3

Janus Investment Fund	49

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93031 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Mid Cap Value Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Mid Cap Value Fund

Janus Henderson Mid Cap Value Fund (unaudited)

FUND SNAPSHOT

As defensive value specialists, we look to invest in high-quality companies with strong management teams, stable balance sheets, and durable competitive advantages that are trading at attractive valuations. We seek to achieve excess returns over full market cycles, with less risk than our benchmark and peers as measured by standard deviation, beta and down market capture.

Kevin Preloger co-portfolio manager	Justin Tugman co-portfolio manager

PERFORMANCE REVIEW

During the six months ended December 31, 2018, Janus Henderson Mid Cap Value Fund’s Class I Shares returned -12.63%, slightly underperforming the Fund’s benchmark, the Russell Midcap® Value Index, which returned -12.15%.

For the period, our underweight in utilities and stock selection in consumer discretionary, primarily exposure to autos and lack thereof to department stores, weighed negatively on relative performance. Utilities was the best-performing sector in the benchmark and while we like the stability and defensive characteristics, valuations are rich, thus our underweight position which detracted from relative performance. In consumer discretionary, slowing auto sales globally and trade tariff headlines weighed on our auto-related stocks. Within health care, our lack of exposure to managed care and distributors hurt performance as those industries were strong for the period.

The Fund’s eclectic mix of real estate securities was positive for the period as our stocks were down less than those in the benchmark. Our consumer staples holdings also outperformed as many of our stocks are still posting solid organic growth in a challenging environment. Finally, industrials were another bright spot as our holdings continue to move higher, driven by more rapid GDP growth.

MARKET ENVIRONMENT

Stocks were volatile and lost ground during the period. While corporate earnings growth was solid through the third quarter, rising U.S. interest rates and global trade tensions all weighed on stocks for much of the period. In the fourth quarter, markets fell sharply driven by a number of issues including the strength of the economy, trade war fears, earnings releases that didn’t meet market expectations and credit deteriorating as high-yield spreads widened.

CONTRIBUTORS

Casey’s General Stores is an Iowa-based owner of convenience stores predominantly in the Midwest, but has also expanded into the Southeastern U.S. over the past few years. With Casey’s focus on small-town retail locations, and ownership of most of its real estate, we believe the company remains well positioned in the fragmented, but slowly consolidating convenience store space. In an encouraging sign, Casey’s is seeing initial signs of success with its recently announced Value Creation Plan that focuses on growth initiatives such as customer loyalty programs and fuel price optimization. Additionally, the company continues its cost-saving efforts and has been active on an increased share buyback plan. Casey’s has been a strong operator over the years and we retain a core position, though with the stock up meaningfully during the period – largely on better fuel pricing as profit per gallon was at a multi-year high – we trimmed our position as the reward-to-risk ratio has declined.

RenaissanceRe is a global property catastrophe and specialty insurer. The stock outperformed during the period after announcing an investment by State Farm and a definitive agreement with Tokio Marine to acquire their reinsurance platform Tokio Millennium Re, which will provide the company greater penetration into the reinsurance market. We continue to see RenaissanceRe as an attractively priced leader in a consolidating market.

Equity Lifestyle is the largest owner and operator of manufactured housing and RV parks in retirement and vacation destinations across 32 states and British Columbia. The company has delivered solid earnings throughout the period. In our view, the company remains well positioned given an aging demographic, limited new supply, a healthy balance sheet and strong management team.

Janus Investment Fund	1

Janus Henderson Mid Cap Value Fund (unaudited)

DETRACTORS

Noble Energy is an oil and gas exploration company with core operations in Colorado and Texas, as well as key international assets offshore Israel and West Africa. The stock was weak during the period on: 1) concerns about the November referendum vote in Colorado that had it passed (it did not) would severely hamper the oil and gas industry; and 2) poor performance from energy stocks given the 38% decline in oil prices in the fourth quarter and worries over what the outlook for 2019 would be given the weak oil price environment. Although we maintain a position in Noble and continue to like the long-term position of the company after their Israeli project comes on line, we reduced our exposure to the name given some of the near-term risks associated with the outlook for 2019.

Cimarex Energy is an oil and gas exploration and production company with core assets in Texas and Oklahoma. The shares traded lower during the period as the company announced a small acquisition of Resolute Energy Corporation as well as the plunge in oil prices. While there remains uncertainty with the outlook in 2019 for Cimarex as well as the entire oil and gas industry, we added to our position in the name given the attractive reward-to-risk ratio and strong balance sheet of the company.

Delphi Technologies is an auto supplier of powertrain solutions for gasoline and diesel engines as well as power electronics for hybrids and electric vehicles. We believe the company is well positioned to grow content per vehicle as combustion engines become more efficient due to regulation and electrification gains more widespread adoption. The stock has been under pressure given concerns around trade, diesel declines in Europe and cyclical concerns. Delphi missed expectations and lowered full-year guidance due to weaker sales in China resulting from lessened government sponsored sales incentives. The company expects trends to improve in subsequent quarters, supported by the backlog and model launches. We added to our holdings on weakness as we believe the current price embeds an overly pessimistic scenario.

OUTLOOK AND POSITIONING

We have mentioned in recent commentaries our cautious approach to the market and concern that the market was completely ignoring any bad news or signs of potential problems while steadily climbing to new highs. In the period, bad news was no longer ignored and the relief rallies from good news were sold aggressively. Increased volatility in the market may be with us for a while longer and will likely unnerve some investors, but this is exactly the time adhering to the investment process is paramount. Our investment team is evaluating the recent market decline by reviewing the weakest areas within the market for potential new opportunities. As a general matter, it seems that concerns about the duration of the economic cycle are spreading, and each particular sector has its own dynamics to consider. For example, semiconductors and semiconductor equipment have been down substantially in the last few months. After several years of higher share prices fueled by surging demand and soaring profits, many investors believed these were no longer cyclical companies, but we are now seeing falling prices for memory chips, declining orders for equipment and weakening end demand. It turns out they are cyclical after all. Following a several year run of multiple expansion, these stocks are now experiencing contracting multiples and declining earnings, which makes getting comfortable with the downside risks in these stocks more challenging. Thus we have been patiently waiting for more favorable reward-to-risk ratios in this group.

Other areas seeing big declines include several materials and automobile and automotive companies that have recently warned on earnings due to a combination of rising input costs, falling demand and trade war developments. Banks are also under pressure on weak loan growth and higher funding costs amid a flattening yield curve. Aggregating across the market’s laggards, the stock market consensus appears to be grappling with the idea that we’ve passed the peak of the current expansion and benign investing environment. While the market has viewed recent developments in the economic landscape and the yield curve negatively as it relates to banks, we continue to believe they are one of the cheapest areas in the market and, given solid capital positions, many banks have been active with share buybacks recently, and we have been adding to our positions.

In our opinion, as trading conditions have become more volatile and investors fearful, the likelihood of identifying bargain stock prices grows. Pain on the other side of the trade is the first, but not the only, criteria. Second, the company should have a durable competitive advantage, such that, over time and through market cycles, it will be able to earn more than its fair share of profits. Third, the balance sheet should be well capitalized and liquid to enable the company to endure a much more difficult operating environment should that scenario lie ahead.

2	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund (unaudited)

Finally, the stock’s price should be low enough relative to a company’s earnings power and net asset value to offer a margin of safety and attractive return potential over the long term. Investors are in the process of resetting their expectations for corporate earnings estimates and total return expectations. While this can be a challenging investing environment, owning high-quality companies with strong balance sheets should ultimately prove to be profitable in the long run.

In addition to orienting our research effort around identifying stock bargains, we are mindful of correlations across the various cyclical exposures in our portfolios, as well as the aggregate weights we have in those areas. Given that we don’t know whether the economy is at the beginning of a major downturn or not, we are making our buys slowly and cautiously, particularly in the more cyclical areas of the market. At some point, this market sell-off will end and there will be attractive opportunities for those who have successfully navigated the volatility. Adhering to your process is critical to be in a position to take advantage of these opportunities. In the shorter term, investing on fundamentals has proved much more challenging given the impact of headwinds from algorithms, liquidity issues and trade tweets. Patience may prove the most important investing attribute of all.

Thank you for your continued co-investment with us in the Janus Henderson Mid Cap Value Fund.

Janus Investment Fund	3

Janus Henderson Mid Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2018

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Casey's General Stores Inc	0.55%	Noble Energy Inc	-1.17%
	RenaissanceRe Holdings Ltd	0.28%	Cimarex Energy Co	-1.04%
	Equity LifeStyle Properties Inc	0.25%	Delphi Technologies PLC	-1.00%
	Dun & Bradstreet Corp	0.23%	Laboratory Corp of America Holdings	-0.83%
	O'Reilly Automotive Inc	0.15%	Conagra Brands Inc	-0.80%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	Russell Midcap Value Index
		Contribution	(Average % of Equity)	Weighting
	Real Estate	0.51%	12.30%	13.30%
	Other**	0.45%	3.66%	0.00%
	Consumer Staples	0.36%	5.71%	5.08%
	Industrials	0.24%	15.24%	12.16%
	Information Technology	0.23%	5.23%	8.91%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	Russell Midcap Value Index
		Contribution	(Average % of Equity)	Weighting
	Consumer Discretionary	-0.62%	5.54%	10.11%
	Utilities	-0.60%	5.85%	10.61%
	Health Care	-0.50%	3.89%	6.70%
	Energy	-0.38%	5.95%	7.14%
	Financials	-0.16%	22.50%	17.87%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

4	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
Equity LifeStyle Properties Inc
Equity Real Estate Investment Trusts (REITs)	4.6%
Evergy Inc
Electric Utilities	3.8%
RenaissanceRe Holdings Ltd
Insurance	3.4%
Torchmark Corp
Insurance	3.1%
Equity Commonwealth
Equity Real Estate Investment Trusts (REITs)	3.1%
18.0%

Asset Allocation - (% of Net Assets)
Common Stocks	97.1%
Repurchase Agreements	2.7%
Other	0.2%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

Janus Investment Fund	5

Janus Henderson Mid Cap Value Fund (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses
Class A Shares at NAV	-12.77%	-13.53%	4.00%	9.34%	10.26%	1.15%
Class A Shares at MOP	-17.76%	-18.49%	2.78%	8.69%	9.94%
Class C Shares at NAV	-13.04%	-14.08%	3.39%	8.57%	9.56%	1.78%
Class C Shares at CDSC	-13.80%	-14.83%	3.39%	8.57%	9.56%
Class D Shares(1)	-12.65%	-13.27%	4.31%	9.65%	10.48%	0.82%
Class I Shares	-12.63%	-13.20%	4.32%	9.56%	10.44%	0.77%
Class L Shares(2)	-12.66%	-13.27%	4.37%	9.74%	10.60%	0.93%
Class N Shares	-12.59%	-13.17%	4.45%	9.56%	10.44%	0.72%
Class R Shares	-12.89%	-13.77%	3.68%	8.97%	9.93%	1.43%
Class S Shares	-12.81%	-13.58%	3.94%	9.26%	10.18%	1.18%
Class T Shares	-12.64%	-13.31%	4.22%	9.56%	10.44%	0.92%
Russell Midcap Value Index	-12.15%	-12.29%	5.44%	13.03%	8.79%
Morningstar Quartile - Class T Shares	-	3rd	2nd	4th	1st
Morningstar Ranking - based on total returns for Mid-Cap Value Funds	-	213/424	129/358	272/306	6/117

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest,

6	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund (unaudited)

Performance

foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares), from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of the corresponding class, without the effect of any fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for each class reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of the corresponding class respectively, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares (formerly named Investor Shares). For the periods prior to April 21, 2003, the performance shown for Class D Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization).

Class I Shares commenced operations on July 6, 2009. Performance shown reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class I Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class L Shares commenced operations on April 21, 2003. Performance shown for periods following April 21, 2003, reflects the fees and expenses of Class L Shares (formerly named Institutional Shares), net of any applicable fee and expense limitations or waivers. The performance shown for Class L Shares for the periods from May 17, 2002 to April 17, 2003, reflects the historical performance of Berger Mid Cap Value Fund – Institutional Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Institutional Shares into the Fund’s Class L Shares). For the periods prior to May 17, 2002, the performance shown reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. For the period from April 21, 2003 to July 6, 2009, the performance shown for Class N Shares reflects the performance of Class J Shares (formerly named Investor Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class N Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class T Shares (formerly named Class J Shares) commenced operations with the Fund’s inception. Performance shown for periods following April 21, 2003, reflects the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class T Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization).

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The predecessor Fund’s inception date – August 12, 1998

(1) Closed to certain new investors.

(2) Closed to new investors.

Janus Investment Fund	7

Janus Henderson Mid Cap Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$872.30	$5.00	$1,000.00	$1,019.86	$5.40	1.06%
Class C Shares	$1,000.00	$869.60	$8.06	$1,000.00	$1,016.59	$8.69	1.71%
Class D Shares	$1,000.00	$873.50	$3.45	$1,000.00	$1,021.53	$3.72	0.73%
Class I Shares	$1,000.00	$873.70	$3.21	$1,000.00	$1,021.78	$3.47	0.68%
Class L Shares	$1,000.00	$873.40	$3.40	$1,000.00	$1,021.58	$3.67	0.72%
Class N Shares	$1,000.00	$874.10	$2.79	$1,000.00	$1,022.23	$3.01	0.59%
Class R Shares	$1,000.00	$871.10	$6.32	$1,000.00	$1,018.45	$6.82	1.34%
Class S Shares	$1,000.00	$871.90	$5.14	$1,000.00	$1,019.71	$5.55	1.09%
Class T Shares	$1,000.00	$873.60	$3.97	$1,000.00	$1,020.97	$4.28	0.84%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

8	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – 97.1%
Aerospace & Defense – 1.4%
BWX Technologies Inc	1,100,554	$42,074,179
Auto Components – 1.8%
Aptiv PLC	614,446	37,831,440
Delphi Technologies PLC	1,099,580	15,745,986
		53,577,426
Banks – 10.8%
Citizens Financial Group Inc	1,791,733	53,268,222
First Horizon National Corp	6,072,831	79,918,456
Investors Bancorp Inc	1,266,264	13,169,146
M&T Bank Corp	490,821	70,251,210
Prosperity Bancshares Inc	820,357	51,108,241
Sterling Bancorp/DE	2,835,224	46,809,548
		314,524,823
Building Products – 1.1%
Allegion PLC	260,339	20,751,622
AO Smith Corp	279,535	11,936,145
		32,687,767
Capital Markets – 1.7%
Affiliated Managers Group Inc	305,059	29,724,949
Invesco Ltd	1,126,577	18,858,899
		48,583,848
Chemicals – 8.0%
Axalta Coating Systems Ltd*	2,243,139	52,534,315
NewMarket Corp	208,963	86,111,563
Nutrien Ltd	795,431	37,385,257
WR Grace & Co	890,463	57,799,953
		233,831,088
Commercial Services & Supplies – 2.2%
Waste Connections Inc	881,625	65,460,656
Consumer Finance – 1.0%
Discover Financial Services	504,162	29,735,475
Containers & Packaging – 5.8%
Crown Holdings Inc*	2,161,455	89,851,684
Graphic Packaging Holding Co	7,436,003	79,119,072
		168,970,756
Distributors – 1.2%
LKQ Corp*	1,500,558	35,608,241
Electric Utilities – 7.1%
Alliant Energy Corp	1,723,104	72,801,144
Evergy Inc	1,938,857	110,068,912
PPL Corp	875,823	24,812,066
		207,682,122
Electrical Equipment – 1.6%
AMETEK Inc	328,690	22,252,313
Generac Holdings Inc*	480,366	23,874,190
		46,126,503
Electronic Equipment, Instruments & Components – 1.6%
Avnet Inc	1,310,730	47,317,353
Energy Equipment & Services – 0.7%
Apergy Corp*	790,133	21,396,802
Equity Real Estate Investment Trusts (REITs) – 14.0%
Alexandria Real Estate Equities Inc	128,516	14,810,184
Equity Commonwealth	3,062,333	91,900,613
Equity LifeStyle Properties Inc	1,385,066	134,531,461
Lamar Advertising Co	1,217,555	84,230,455
Mid-America Apartment Communities Inc	557,447	53,347,678
Weyerhaeuser Co	1,328,896	29,049,667
		407,870,058

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Food & Staples Retailing – 2.2%
Casey's General Stores Inc	490,443	$62,845,366
Food Products – 3.0%
Conagra Brands Inc	2,172,363	46,401,674
Lamb Weston Holdings Inc	573,303	42,172,169
		88,573,843
Health Care Providers & Services – 2.4%
Laboratory Corp of America Holdings*	554,562	70,074,454
Hotels, Restaurants & Leisure – 2.3%
Cedar Fair LP	1,450,391	68,603,494
Industrial Conglomerates – 1.4%
Carlisle Cos Inc	402,936	40,503,127
Information Technology Services – 1.1%
Total System Services Inc	395,602	32,158,487
Insurance – 10.7%
Axis Capital Holdings Ltd	1,017,071	52,521,546
Hartford Financial Services Group Inc	1,536,141	68,281,467
RenaissanceRe Holdings Ltd	737,965	98,665,920
Torchmark Corp	1,233,248	91,913,973
		311,382,906
Life Sciences Tools & Services – 0.7%
Agilent Technologies Inc	304,844	20,564,776
Machinery – 3.5%
Donaldson Co Inc	626,348	27,177,240
Lincoln Electric Holdings Inc	573,935	45,254,775
Trinity Industries Inc	1,416,714	29,170,141
		101,602,156
Oil, Gas & Consumable Fuels – 3.3%
Cimarex Energy Co	1,057,025	65,165,591
Noble Energy Inc	1,665,278	31,240,615
		96,406,206
Professional Services – 1.5%
Dun & Bradstreet Corp	316,018	45,108,409
Road & Rail – 1.0%
Knight-Swift Transportation Holdings Inc	1,128,120	28,281,968
Software – 2.2%
Check Point Software Technologies Ltd*	369,861	37,966,232
Synopsys Inc*	297,362	25,049,775
		63,016,007
Textiles, Apparel & Luxury Goods – 0.4%
PVH Corp	123,287	11,459,527
Trading Companies & Distributors – 1.4%
GATX Corp	566,077	40,083,912
Total Common Stocks (cost $2,749,246,296)		2,836,111,735
Repurchase Agreements – 2.7%
Undivided interest of 50.0% in a joint repurchase agreement (principal amount $100,000,000 with a maturity value of $100,015,833) with ING Financial Markets LLC, 2.8500%, dated 12/31/18, maturing 1/2/19 to be repurchased at $50,007,917 collateralized by $103,042,700 in U.S. Treasuries 0% - 2.6250%, 1/31/19 - 5/15/26 with a value of $102,016,172	$50,000,000	50,000,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Repurchase Agreements – (continued)
Undivided interest of 34.1% in a joint repurchase agreement (principal amount $83,900,000 with a maturity value of $83,913,284) with ING Financial Markets LLC, 2.8500%, dated 12/31/18, maturing 1/2/19 to be repurchased at $28,604,528 collateralized by $85,403,900 in U.S. Treasuries 1.1250% - 3.0000%, 4/30/20 - 11/15/47 with a value of $85,591,608	$28,600,000	$28,600,000
Total Repurchase Agreements (cost $78,600,000)		78,600,000
Total Investments (total cost $2,827,846,296) – 99.8%		2,914,711,735
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		5,843,006
Net Assets – 100%		$2,920,554,741

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,839,360,246	97.4%
Israel	37,966,232	1.3
Canada	37,385,257	1.3

Total	$2,914,711,735	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Mid Cap Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell Midcap® Value Index	Russell Midcap® Value Index reflects the performance of U.S. mid-cap equities with lower price-to-book ratios and lower forecasted growth values.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$2,836,111,735	$-	$-
Repurchase Agreements	-	78,600,000	-
Total Assets	$2,836,111,735	$78,600,000	$-

12	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$2,836,111,735
Repurchase agreements, at value(2)	78,600,000
Cash	61,026
Non-interested Trustees' deferred compensation	70,867
Receivables:
Investments sold	8,402,616
Fund shares sold	7,387,039
Dividends	4,763,579
Interest	12,445
Other assets	31,814
Total Assets	2,935,441,121
Liabilities:
Payables:	—
Fund shares repurchased	12,246,016
Advisory fees	1,381,086
Transfer agent fees and expenses	566,931
12b-1 Distribution and shareholder servicing fees	98,432
Non-interested Trustees' deferred compensation fees	70,867
Professional fees	31,827
Non-interested Trustees' fees and expenses	27,189
Affiliated fund administration fees payable	6,844
Custodian fees	865
Accrued expenses and other payables	456,323
Total Liabilities	14,886,380
Net Assets	$2,920,554,741

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Mid Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,872,909,817
Total distributable earnings (loss)	47,644,924
Total Net Assets	$2,920,554,741
Net Assets - Class A Shares	$66,632,505
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,179,866
Net Asset Value Per Share(3)	$12.86
Maximum Offering Price Per Share(4)	$13.64
Net Assets - Class C Shares	$34,302,967
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,735,469
Net Asset Value Per Share(3)	$12.54
Net Assets - Class D Shares	$672,025,656
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,342,803
Net Asset Value Per Share	$12.60
Net Assets - Class I Shares	$319,844,982
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	25,340,475
Net Asset Value Per Share	$12.62
Net Assets - Class L Shares	$5,457,779
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	419,401
Net Asset Value Per Share	$13.01
Net Assets - Class N Shares	$544,554,423
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	43,375,926
Net Asset Value Per Share	$12.55
Net Assets - Class R Shares	$50,707,630
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,008,960
Net Asset Value Per Share	$12.65
Net Assets - Class S Shares	$104,474,368
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,123,269
Net Asset Value Per Share	$12.86
Net Assets - Class T Shares	$1,122,554,431
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	88,493,003
Net Asset Value Per Share	$12.69

(1) Includes cost of $2,749,246,296.

(2) Includes cost of repurchase agreements of $78,600,000.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Dividends	$40,430,008
Interest	1,264,631
Foreign tax withheld	(150,483)
Total Investment Income	41,544,156
Expenses:
Advisory fees	10,101,714
12b-1 Distribution and shareholder servicing fees:
Class A Shares	97,936
Class C Shares	249,212
Class R Shares	151,160
Class S Shares	232,535
Transfer agent administrative fees and expenses:
Class D Shares	475,842
Class L Shares	8,404
Class R Shares	75,580
Class S Shares	232,535
Class T Shares	1,701,288
Transfer agent networking and omnibus fees:
Class A Shares	80,673
Class C Shares	27,670
Class I Shares	191,373
Other transfer agent fees and expenses:
Class A Shares	3,700
Class C Shares	2,353
Class D Shares	55,636
Class I Shares	7,831
Class L Shares	134
Class N Shares	15,231
Class R Shares	923
Class S Shares	3,282
Class T Shares	12,318
Shareholder reports expense	132,175
Registration fees	94,598
Professional fees	47,925
Affiliated fund administration fees	44,830
Non-interested Trustees’ fees and expenses	41,686
Custodian fees	11,976
Other expenses	130,215
Total Expenses	14,230,735
Less: Excess Expense Reimbursement and Waivers	(4,672)
Net Expenses	14,226,063
Net Investment Income/(Loss)	27,318,093
Net Realized Gain/(Loss) on Investments:
Investments	70,159,623
Total Net Realized Gain/(Loss) on Investments	70,159,623
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(538,388,378)
Total Change in Unrealized Net Appreciation/Depreciation	(538,388,378)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(440,910,662)

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Mid Cap Value Fund

Statements of Changes in Net Assets

See footnotes at the end of the Statement.

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$27,318,093	$23,798,527
Net realized gain/(loss) on investments	70,159,623	465,769,262
Change in unrealized net appreciation/depreciation	(538,388,378)	(207,724,530)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(440,910,662)	281,843,259
Dividends and Distributions to Shareholders(1)
Class A Shares	(9,048,268)	N/A
Class C Shares	(4,400,916)	N/A
Class D Shares	(91,678,931)	N/A
Class I Shares	(46,923,949)	N/A
Class L Shares	(745,361)	N/A
Class N Shares	(74,661,085)	N/A
Class R Shares	(6,533,671)	N/A
Class S Shares	(13,564,777)	N/A
Class T Shares	(152,915,684)	N/A
Total Dividends and Distributions to Shareholders	(400,472,642)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(40,126)
Class D Shares	N/A	(3,702,440)
Class I Shares	N/A	(4,241,837)
Class L Shares	N/A	(36,990)
Class N Shares	N/A	(658,817)
Class S Shares	N/A	(239,767)
Class T Shares	N/A	(5,356,137)
Total Dividends from Net Investment Income	N/A	(14,276,114)
Distributions from Net Realized Gain from Investment Transactions(1)
Class A Shares	N/A	(8,850,524)
Class C Shares	N/A	(7,034,225)
Class D Shares	N/A	(87,655,872)
Class I Shares	N/A	(98,330,563)
Class L Shares	N/A	(805,821)
Class N Shares	N/A	(11,725,567)
Class R Shares	N/A	(6,851,112)
Class S Shares	N/A	(21,574,429)
Class T Shares	N/A	(164,014,920)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(406,843,033)
Net Decrease from Dividends and Distributions to Shareholders	(400,472,642)	(421,119,147)

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Capital Share Transactions:
Class A Shares	8,629,857	(25,258,050)
Class C Shares	(14,390,525)	(12,214,349)
Class D Shares	39,884,337	11,313,423
Class I Shares	(10,251,268)	(512,482,219)
Class L Shares	(97,277)	(1,155,143)
Class N Shares	55,811,947	539,008,976
Class R Shares	2,015,866	(6,146,675)
Class S Shares	(60,394,866)	5,353,474
Class T Shares	11,458,737	(132,994,667)
Net Increase/(Decrease) from Capital Share Transactions	32,666,808	(134,575,230)
Net Increase/(Decrease) in Net Assets	(808,716,496)	(273,851,118)
Net Assets:
Beginning of period	3,729,271,237	4,003,122,355
End of period(2)	$2,920,554,741	$3,729,271,237

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $9,786,226 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$16.96	$17.60	$16.56		$19.87	$25.00	$23.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.06	0.11		0.19	0.18	0.26
Net realized and unrealized gain/(loss)	(2.29)	1.20	2.59		0.29	(0.07)	4.14
Total from Investment Operations	(2.18)	1.26	2.70		0.48	0.11	4.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.01)	(0.08)		(0.20)	(0.48)	(0.29)
Distributions (from capital gains)	(1.79)	(1.89)	(1.58)		(3.59)	(4.76)	(3.07)
Total Dividends and Distributions	(1.92)	(1.90)	(1.66)		(3.79)	(5.24)	(3.36)
Net Asset Value, End of Period	$12.86	$16.96	$17.60		$16.56	$19.87	$25.00
Total Return*	(12.77)%	7.10%	16.76%		4.05%	0.11%	19.72%
Net Assets, End of Period (in thousands)	$66,633	$77,496	$105,784		$135,181	$217,358	$476,695
Average Net Assets for the Period (in thousands)	$77,767	$86,398	$122,128		$163,545	$313,048	$729,640
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06%	1.15%	0.94%		0.82%	0.84%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	1.13%	0.93%		0.82%	0.84%	0.93%
Ratio of Net Investment Income/(Loss)	1.28%	0.36%	0.61%		1.06%	0.79%	1.06%
Portfolio Turnover Rate	18%	41%	53%		65%	49%	51%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.49	$17.26	$16.28	$19.55	$24.66	$23.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	(0.04)	—(2)	0.13	0.02	0.08
Net realized and unrealized gain/(loss)	(2.20)	1.16	2.56	0.29	(0.07)	4.08
Total from Investment Operations	(2.16)	1.12	2.56	0.42	(0.05)	4.16
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.10)	(0.30)	(0.08)
Distributions (from capital gains)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)	(3.07)
Total Dividends and Distributions	(1.79)	(1.89)	(1.58)	(3.69)	(5.06)	(3.15)
Net Asset Value, End of Period	$12.54	$16.49	$17.26	$16.28	$19.55	$24.66
Total Return*	(13.04)%	6.40%	16.12%	3.70%	(0.62)%	18.83%
Net Assets, End of Period (in thousands)	$34,303	$58,590	$73,433	$83,844	$115,667	$160,595
Average Net Assets for the Period (in thousands)	$49,569	$67,079	$81,619	$94,474	$140,888	$177,414
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.71%	1.73%	1.51%	1.11%	1.54%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.71%	1.73%	1.51%	1.11%	1.54%	1.68%
Ratio of Net Investment Income/(Loss)	0.53%	(0.23)%	0.03%	0.78%	0.07%	0.35%
Portfolio Turnover Rate	18%	41%	53%	65%	49%	51%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.70	$17.37	$16.37	$19.71	$25.04	$24.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.12	0.15	0.23	0.22	0.34
Net realized and unrealized gain/(loss)	(2.25)	1.18	2.58	0.30	(0.05)	4.13
Total from Investment Operations	(2.12)	1.30	2.73	0.53	0.17	4.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.08)	(0.15)	(0.28)	(0.74)	(0.39)
Distributions (from capital gains)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)	(3.07)
Total Dividends and Distributions	(1.98)	(1.97)	(1.73)	(3.87)	(5.50)	(3.46)
Net Asset Value, End of Period	$12.60	$16.70	$17.37	$16.37	$19.71	$25.04
Total Return*	(12.65)%	7.45%	17.12%	4.39%	0.37%	20.00%
Net Assets, End of Period (in thousands)	$672,026	$822,153	$841,565	$774,433	$827,954	$939,775
Average Net Assets for the Period (in thousands)	$787,430	$843,030	$822,828	$767,190	$894,102	$905,095
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.73%	0.82%	0.62%	0.53%	0.58%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.82%	0.62%	0.53%	0.58%	0.65%
Ratio of Net Investment Income/(Loss)	1.58%	0.68%	0.90%	1.36%	1.01%	1.39%
Portfolio Turnover Rate	18%	41%	53%	65%	49%	51%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.73	$17.40	$16.39	$19.72	$25.04	$24.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.13	0.16	0.24	0.25	0.34
Net realized and unrealized gain/(loss)	(2.26)	1.17	2.58	0.29	(0.07)	4.15
Total from Investment Operations	(2.13)	1.30	2.74	0.53	0.18	4.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.08)	(0.15)	(0.27)	(0.74)	(0.40)
Distributions (from capital gains)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)	(3.07)
Total Dividends and Distributions	(1.98)	(1.97)	(1.73)	(3.86)	(5.50)	(3.47)
Net Asset Value, End of Period	$12.62	$16.73	$17.40	$16.39	$19.72	$25.04
Total Return*	(12.63)%	7.45%	17.16%	4.40%	0.40%	20.07%
Net Assets, End of Period (in thousands)	$319,845	$428,793	$963,098	$1,009,681	$1,407,953	$2,290,695
Average Net Assets for the Period (in thousands)	$414,318	$722,356	$970,761	$1,070,715	$1,967,896	$2,674,830
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68%	0.77%	0.61%	0.51%	0.57%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.77%	0.61%	0.51%	0.57%	0.63%
Ratio of Net Investment Income/(Loss)	1.63%	0.71%	0.92%	1.37%	1.10%	1.39%
Portfolio Turnover Rate	18%	41%	53%	65%	49%	51%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class L Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$17.18	$17.82	$16.69	$19.99	$25.31	$24.26
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.13	0.17	0.24	0.22	0.34
Net realized and unrealized gain/(loss)	(2.32)	1.21	2.69(2)	0.31	(0.08)	4.18
Total from Investment Operations	(2.19)	1.34	2.86	0.55	0.14	4.52
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.09)	(0.15)	(0.26)	(0.70)	(0.40)
Distributions (from capital gains)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)	(3.07)
Total Dividends and Distributions	(1.98)	(1.98)	(1.73)	(3.85)	(5.46)	(3.47)
Net Asset Value, End of Period	$13.01	$17.18	$17.82	$16.69	$19.99	$25.31
Total Return*	(12.66)%	7.47%	17.62%(2)	4.41%	0.25%	20.02%
Net Assets, End of Period (in thousands)	$5,458	$7,129	$8,534	$9,630	$12,608	$22,872
Average Net Assets for the Period (in thousands)	$6,691	$7,889	$9,323	$10,732	$17,713	$24,042
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.93%	0.72%	0.63%	0.69%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.77%	0.57%	0.53%	0.69%	0.68%
Ratio of Net Investment Income/(Loss)	1.59%	0.73%	0.97%	1.36%	0.96%	1.36%
Portfolio Turnover Rate	18%	41%	53%	65%	49%	51%

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.66	$17.34	$16.35	$19.69	$25.05	$24.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.13	0.17	0.25	0.26	0.38
Net realized and unrealized gain/(loss)	(2.25)	1.19	2.57	0.31	(0.06)	4.14
Total from Investment Operations	(2.11)	1.32	2.74	0.56	0.20	4.52
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.11)	(0.17)	(0.31)	(0.80)	(0.43)
Distributions (from capital gains)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)	(3.07)
Total Dividends and Distributions	(2.00)	(2.00)	(1.75)	(3.90)	(5.56)	(3.50)
Net Asset Value, End of Period	$12.55	$16.66	$17.34	$16.35	$19.69	$25.05
Total Return*	(12.59)%	7.56%	17.25%	4.60%	0.51%	20.25%
Net Assets, End of Period (in thousands)	$544,554	$642,746	$119,228	$109,571	$281,522	$398,115
Average Net Assets for the Period (in thousands)	$629,151	$349,395	$95,327	$142,854	$348,342	$306,197
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.72%	0.48%	0.38%	0.43%	0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.72%	0.48%	0.38%	0.43%	0.49%
Ratio of Net Investment Income/(Loss)	1.73%	0.81%	0.99%	1.43%	1.17%	1.57%
Portfolio Turnover Rate	18%	41%	53%	65%	49%	51%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2)  The Net realized and unrealized gain/(loss) per share included an out of period adjustment posted during the year. The impact of the out of period adjustment increased the per share amount by $0.07. The impact of the out of period adjustment to the Total Return was 0.46%.

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.68	$17.38	$16.38	$19.68	$24.86	$23.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.01	0.05	0.13	0.09	0.19
Net realized and unrealized gain/(loss)	(2.24)	1.18	2.57	0.31	(0.06)	4.11
Total from Investment Operations	(2.16)	1.19	2.62	0.44	0.03	4.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	(0.04)	(0.15)	(0.45)	(0.20)
Distributions (from capital gains)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)	(3.07)
Total Dividends and Distributions	(1.87)	(1.89)	(1.62)	(3.74)	(5.21)	(3.27)
Net Asset Value, End of Period	$12.65	$16.68	$17.38	$16.38	$19.68	$24.86
Total Return*	(12.89)%	6.78%	16.40%	3.80%	(0.26)%	19.35%
Net Assets, End of Period (in thousands)	$50,708	$62,802	$71,118	$72,868	$89,478	$127,464
Average Net Assets for the Period (in thousands)	$60,039	$67,666	$74,119	$76,746	$106,006	$143,754
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.34%	1.42%	1.22%	1.12%	1.19%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.34%	1.42%	1.22%	1.12%	1.19%	1.25%
Ratio of Net Investment Income/(Loss)	0.97%	0.09%	0.31%	0.77%	0.43%	0.77%
Portfolio Turnover Rate	18%	41%	53%	65%	49%	51%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.90	$17.56	$16.54	$19.84	$24.98	$23.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.06	0.10	0.18	0.15	0.25
Net realized and unrealized gain/(loss)	(2.28)	1.19	2.59	0.31	(0.07)	4.13
Total from Investment Operations	(2.18)	1.25	2.69	0.49	0.08	4.38
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.02)	(0.09)	(0.20)	(0.46)	(0.24)
Distributions (from capital gains)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)	(3.07)
Total Dividends and Distributions	(1.86)	(1.91)	(1.67)	(3.79)	(5.22)	(3.31)
Net Asset Value, End of Period	$12.86	$16.90	$17.56	$16.54	$19.84	$24.98
Total Return*	(12.81)%	7.07%	16.69%	4.07%	(0.01)%	19.65%
Net Assets, End of Period (in thousands)	$104,474	$198,132	$200,812	$171,632	$198,232	$387,978
Average Net Assets for the Period (in thousands)	$185,015	$209,016	$196,518	$173,783	$269,177	$536,193
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	1.18%	0.98%	0.87%	0.94%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.18%	0.97%	0.86%	0.94%	0.99%
Ratio of Net Investment Income/(Loss)	1.21%	0.33%	0.56%	1.03%	0.68%	1.00%
Portfolio Turnover Rate	18%	41%	53%	65%	49%	51%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.78	$17.45	$16.44	$19.76	$25.05	$24.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.10	0.14	0.22	0.21	0.32
Net realized and unrealized gain/(loss)	(2.25)	1.18	2.58	0.31	(0.06)	4.14
Total from Investment Operations	(2.13)	1.28	2.72	0.53	0.15	4.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.06)	(0.13)	(0.26)	(0.68)	(0.35)
Distributions (from capital gains)	(1.79)	(1.89)	(1.58)	(3.59)	(4.76)	(3.07)
Total Dividends and Distributions	(1.96)	(1.95)	(1.71)	(3.85)	(5.44)	(3.42)
Net Asset Value, End of Period	$12.69	$16.78	$17.45	$16.44	$19.76	$25.05
Total Return*	(12.64)%	7.31%	17.00%	4.33%	0.26%	19.96%
Net Assets, End of Period (in thousands)	$1,122,554	$1,431,431	$1,619,550	$1,717,020	$2,414,536	$3,996,592
Average Net Assets for the Period (in thousands)	$1,351,609	$1,566,628	$1,709,661	$1,917,279	$3,167,714	$4,815,160
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.92%	0.72%	0.62%	0.69%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.91%	0.71%	0.59%	0.69%	0.73%
Ratio of Net Investment Income/(Loss)	1.47%	0.58%	0.82%	1.29%	0.94%	1.29%
Portfolio Turnover Rate	18%	41%	53%	65%	49%	51%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors. Class L Shares are closed.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.

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Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard

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Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

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Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

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Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$78,600,000	$—	$(78,600,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s "base" fee rate prior to any performance adjustment (expressed as an annual rate) is 0.64%.

The investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark index. The Fund's benchmark index used in the calculation is the Russell Midcap® Value Index.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based

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Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2018, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.56%.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund. Perkins (together with its predecessors), has been in the investment management business since 1984 and provides day-to-day management of the Fund’s portfolio operations subject to the general oversight of Janus Capital. Janus Capital owns 100% of Perkins.

Janus Capital pays Perkins a subadvisory fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements). The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund’s performance relative to the Fund’s benchmark index over the performance measurement period.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.83% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R

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Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. Janus Services has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Services or Janus Capital without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waviers” on the Statement of Operations.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

30	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as part of "Other expenses" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $5,876.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class A Shares paid CDSCs of $533 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $820.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2018, the Fund engaged in cross trades amounting to $2,267,178 in purchases and $557,533 in sales, resulting in a net realized gain of $60,590. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

Janus Investment Fund	31

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,834,390,030	$420,891,980	$(340,570,275)	$ 80,321,705

32	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,154,007	$ 18,472,970	1,127,816	$ 19,821,686
Reinvested dividends and distributions	524,070	6,687,138	359,800	6,130,989
Shares repurchased	(1,067,531)	(16,530,251)	(2,927,454)	(51,210,725)
Net Increase/(Decrease)	610,546	$ 8,629,857	(1,439,838)	$ (25,258,050)
Class C Shares:
Shares sold	145,247	$ 2,135,491	322,490	$ 5,488,200
Reinvested dividends and distributions	316,525	3,937,570	377,614	6,275,937
Shares repurchased	(1,279,002)	(20,463,586)	(1,402,649)	(23,978,486)
Net Increase/(Decrease)	(817,230)	$(14,390,525)	(702,545)	$ (12,214,349)
Class D Shares:
Shares sold	620,384	$ 9,848,156	1,423,135	$ 24,483,665
Reinvested dividends and distributions	7,145,693	89,321,157	5,325,567	89,203,253
Shares repurchased	(3,666,489)	(59,284,976)	(5,947,644)	(102,373,495)
Net Increase/(Decrease)	4,099,588	$ 39,884,337	801,058	$ 11,313,423
Class I Shares:
Shares sold	3,299,494	$ 52,945,382	9,154,722	$ 157,535,335
Reinvested dividends and distributions	3,388,716	42,426,729	5,785,097	97,016,077
Shares repurchased	(6,982,609)	(105,623,379)	(44,664,488)	(767,033,631)
Net Increase/(Decrease)	(294,399)	$(10,251,268)	(29,724,669)	$(512,482,219)
Class L Shares:
Shares sold	2,525	$ 43,117	624	$ 10,949
Reinvested dividends and distributions	57,250	739,095	48,044	827,793
Shares repurchased	(55,356)	(879,489)	(112,567)	(1,993,885)
Net Increase/(Decrease)	4,419	$ (97,277)	(63,899)	$ (1,155,143)
Class N Shares:
Shares sold	2,922,106	$ 45,429,040	37,143,961	$ 632,374,020
Reinvested dividends and distributions	5,847,093	72,854,778	741,551	12,383,901
Shares repurchased	(3,966,631)	(62,471,871)	(6,187,359)	(105,748,945)
Net Increase/(Decrease)	4,802,568	$ 55,811,947	31,698,153	$ 539,008,976
Class R Shares:
Shares sold	282,856	$ 4,396,729	571,320	$ 9,801,551
Reinvested dividends and distributions	477,200	5,988,861	367,212	6,161,813
Shares repurchased	(516,647)	(8,369,724)	(1,264,816)	(22,110,039)
Net Increase/(Decrease)	243,409	$ 2,015,866	(326,284)	$ (6,146,675)
Class S Shares:
Shares sold	2,629,947	$ 44,964,520	4,358,234	$ 76,306,369
Reinvested dividends and distributions	1,062,310	13,555,069	1,284,075	21,803,588
Shares repurchased	(7,294,882)	(118,914,455)	(5,349,546)	(92,756,483)
Net Increase/(Decrease)	(3,602,625)	$(60,394,866)	292,763	$ 5,353,474
Class T Shares:
Shares sold	2,113,642	$ 34,002,925	5,658,573	$ 98,391,369
Reinvested dividends and distributions	11,983,127	150,867,575	9,935,808	167,318,999
Shares repurchased	(10,901,416)	(173,411,763)	(23,099,393)	(398,705,035)
Net Increase/(Decrease)	3,195,353	$ 11,458,737	(7,505,012)	$(132,994,667)

Janus Investment Fund	33

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$612,981,621	$ 889,633,724	$ -	$ -

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

34	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free)  (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

Janus Investment Fund	35

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

36	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

Janus Investment Fund	37

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

38	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

40	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

42	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

44	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

46	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

Janus Investment Fund	47

Janus Henderson Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

48	DECEMBER 31, 2018

Janus Henderson Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	49

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93032 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Money Market Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

Janus Henderson Money Market Fund

Janus Henderson Money Market Fund (unaudited)

Performance

David Spilsted co-portfolio manager	Garrett Strum co-portfolio manager

Average Annual Total Return		Seven-Day Current Yield
For the periods ended December 31, 2018		Class D Shares(1)
Class D Shares(1)		With Reimbursement	1.95%
Fiscal Year-to-Date	0.84%	Without Reimbursement	1.95%
1 Year	1.42%	Class T Shares
5 Year	0.38%	With Reimbursement	1.93%
10 Year	0.20%	Without Reimbursement	1.93%
Since Inception (February 14, 1995)	2.25%	Expense Ratios
Class T Shares		Per the October 29, 2018 prospectuses
Fiscal Year-to-Date	0.83%	Class D Shares(1)
1 Year	1.40%	Total Annual Fund Operating Expenses	0.67%
5 Year	0.35%	Class T Shares
10 Year	0.18%	Total Annual Fund Operating Expenses	0.69%
Since Inception (February 14, 1995)	2.24%

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Returns include reinvestment of all dividends and distributions.

The yield more closely reflects the current earnings of the money market fund than the total return.

See Financial Highlights for actual expense ratios during the reporting period.

Class D Shares of the Fund commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

See “Useful Information About Your Fund Report.”

(1) Closed to certain new investors.

Janus Investment Fund	1

Janus Henderson Money Market Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class D Shares	$1,000.00	$1,008.40	$2.89	$1,000.00	$1,022.33	$2.91	0.57%
Class T Shares	$1,000.00	$1,008.30	$2.99	$1,000.00	$1,022.23	$3.01	0.59%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

2	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Schedule of Investments (unaudited)

December 31, 2018

Principal Amounts		Value
Certificates of Deposit – 16.2%
Bank of Montreal/Chicago IL, 2.2700%, 1/10/19	$40,000,000	$40,000,000
Mizuho Bank Ltd/NY, 2.3200%, 1/31/19	25,000,000	25,000,000
MUFG Bank Ltd/NY, 2.3000%, 1/18/19	40,000,000	40,000,000
Toronto-Dominion Bank/The, 2.4600%, 1/18/19	13,000,000	12,999,747
Toronto-Dominion Bank/The, 2.3700%, 1/22/19	10,000,000	10,000,000
US Bank NA Cincinnati, 2.4998%, 3/5/19	25,000,000	25,000,000
Total Certificates of Deposit (cost $152,999,747)		152,999,747
Commercial Paper – 40.3%
ANZ New Zealand Int'l Ltd London, 2.6719%, 2/28/19 (Section 4(2))	4,500,000	4,481,508
Atlantic Asset Securitization LLC, 2.3926%, 1/3/19 (Section 4(2))	15,000,000	14,999,028
Atlantic Asset Securitization LLC, 2.4655%, 1/11/19 (Section 4(2))	20,000,000	19,987,992
Atlantic Asset Securitization LLC, 2.5282%, 1/16/19 (Section 4(2))	9,000,000	8,991,385
Australia & New Zealand Banking Group Ltd, 2.3945%, 1/7/19 (Section 4(2))	25,000,000	24,991,898
Australia & New Zealand Banking Group Ltd, 2.6065%, 2/1/19 (Section 4(2))	5,000,000	4,989,437
Australia & New Zealand Banking Group Ltd, 2.6240%, 2/7/19 (Section 4(2))	10,000,000	9,974,486
Gotham Funding Corp, 2.5178%, 1/11/19 (Section 4(2))	7,000,000	6,995,709
Gotham Funding Corp, 2.5710%, 1/15/19 (Section 4(2))	25,000,000	24,977,407
JP Morgan Securities LLC, 2.4993%, 2/11/19	25,000,000	24,932,459
JP Morgan Securities LLC, 2.9531%, 5/14/19	15,000,000	14,842,950
Manhattan Asset Funding Co LLC, 2.5502%, 1/3/19 (Section 4(2))	28,000,000	27,998,068
Manhattan Asset Funding Co LLC, 2.6442%, 1/23/19 (Section 4(2))	10,000,000	9,984,996
Manhattan Asset Funding Co LLC, 2.6441%, 1/31/19 (Section 4(2))	5,000,000	4,989,644
Nieuw Amsterdam Receivables Corp, 2.4735%, 1/9/19 (Section 4(2))	42,000,000	41,980,324
Societe Generale SA, 2.4025%, 1/8/19 (Section 4(2))	25,000,000	24,990,245
Svenska Handelsbanken NY, 2.7115%, 2/25/19 (Section 4(2))	40,000,000	39,841,986
Swedbank AB, 2.7224%, 3/1/19	15,000,000	14,936,113
Swedbank AB, 2.6381%, 3/13/19	25,000,000	24,875,467
Toronto-Dominion Bank/The, 2.4992%, 1/15/19 (Section 4(2))	20,000,000	19,982,424
Victory Receivables Corp, 2.5595%, 1/10/19 (Section 4(2))	12,000,000	11,993,355
Total Commercial Paper (cost $381,736,881)		381,736,881
U.S. Government Agency Notes – 1.6%
Federal Home Loan Bank Discount Notes:
2.4242%, 2/15/19 (cost $14,956,151)	15,000,000	14,956,151
Variable Rate Demand Agency Notes‡ – 18.5%
Breckenridge Terrace LLC, 2.4500%, 5/2/39	14,980,000	14,980,000
Breckenridge Terrace LLC, 2.4500%, 5/2/39	4,000,000	4,000,000
County of Eagle CO, 2.4500%, 6/1/27	9,100,000	9,100,000
County of Eagle CO, 2.4500%, 5/2/39	8,000,000	8,000,000
Griffin-Spalding County Development Authority, 2.3000%, 8/1/28	3,750,000	3,750,000
Harry M Rubin 2014 Insurance Trust, 2.3000%, 10/1/34	6,460,000	6,460,000
Hawkes 0-Side I LLC, 2.2900%, 4/1/55	8,800,000	8,800,000
Industrial Development Board of the City of Auburn, 2.3000%, 7/1/26	3,475,000	3,475,000
Jefferson Vista Canyon, 2.3000%, 12/2/58	1,360,000	1,360,000
Lush Properties LLC, 2.3000%, 11/1/33	5,395,000	5,395,000
Lynette Kerrane-Darragh Children's Trust, 2.3490%, 9/1/30	4,935,000	4,935,000
Mesivta Yeshiva Rabbi Chaim Berlin, 2.5060%, 11/1/35	3,790,000	3,790,000
Michael Dennis Sullivan Irrevocable Trust, 2.4500%, 2/1/35	11,375,000	11,375,000
Mississippi Business Finance Corp, 2.3400%, 7/1/20	2,500,000	2,500,000
Mississippi Business Finance Corp, 2.5000%, 12/1/35	5,240,000	5,240,000
Phenix City Downtown Redevelopment Authority, 2.5100%, 2/1/33	4,180,000	4,180,000
Phoenix Realty Special Account-U LP, 2.3600%, 4/1/20	1,675,000	1,675,000
RDR Investment Co LLC, 2.3000%, 11/1/19	170,000	170,000
SSAB AB, 2.3000%, 4/1/34	30,000,000	30,000,000
SSAB AB, 2.3300%, 5/1/34	20,000,000	20,000,000
Steel Dust Recycling LLC, 2.3000%, 5/1/46	13,875,000	13,875,000
Tenderfoot Seasonal Housing LLC, 2.3000%, 7/2/35	5,700,000	5,700,000
University of Illinois, 2.2700%, 4/1/44	6,815,000	6,815,000
Total Variable Rate Demand Agency Notes (cost $175,575,000)		175,575,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	3

Janus Henderson Money Market Fund

Schedule of Investments (unaudited)

December 31, 2018

Principal Amounts		Value
Repurchase Agreements(a) – 23.3%
Goldman Sachs & Co., 2.8100%, dated 12/31/18, maturing 1/2/19 to be repurchased at $100,015,611 collateralized by $99,207,153 in U.S. Government Agencies 4.0000% - 4.5000%, 6/15/46 - 8/1/47 with a value of $102,000,001	$100,000,000	$100,000,000
Undivided interest of 30.2% in a joint repurchase agreement (principal amount $400,000,000 with a maturity value of $400,065,556) with HSBC Securities (USA), Inc., 2.9500%, dated 12/31/18, maturing 1/2/19 to be repurchased at $120,919,814 collateralized by $411,298,240 in U.S. Treasuries 0% - 4.2500%, 8/31/19 - 11/15/40 with a value of $408,000,000	120,900,000	120,900,000
Total Repurchase Agreements (cost $220,900,000)		220,900,000
Total Investments (total cost $946,167,779) – 99.9%		946,167,779
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		963,146
Net Assets – 100%		$947,130,925

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

4	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2018 is $302,149,892, which represents 31.9% of net assets.

‡	The interest rate on variable rate demand agency notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of December 31, 2018.

(a)	The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Certificates of Deposit	$-	$152,999,747	$-
Commercial Paper	-	381,736,881	-
U.S. Government Agency Notes	-	14,956,151	-
Variable Rate Demand Agency Notes	-	175,575,000	-
Repurchase Agreements	-	220,900,000	-
Total Assets	$-	$946,167,779	$-

Janus Investment Fund	5

Janus Henderson Money Market Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Assets:
Investments, at value(1)	$725,267,779
Repurchase agreements, at value(2)	220,900,000
Cash	179,378
Non-interested Trustees' deferred compensation	22,915
Receivables:
Fund shares sold	2,534,338
Interest	1,273,833
Total Assets	950,178,243
Liabilities:
Payables:	—
Fund shares repurchased	2,541,815
Administration services fees	368,682
Advisory fees	80,104
Non-interested Trustees' deferred compensation fees	22,915
Professional fees	17,458
Dividends	6,971
Non-interested Trustees' fees and expenses	6,377
Accrued expenses and other payables	2,996
Total Liabilities	3,047,318
Net Assets	$947,130,925
Net Assets Consist of:
Capital (par value and paid-in surplus)	$947,142,125
Total distributable earnings (loss)	(11,200)
Total Net Assets	$947,130,925
Net Assets - Class D Shares	$935,560,418
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	935,582,955
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$11,570,507
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,578,745
Net Asset Value Per Share	$1.00

(1) Includes cost of $725,267,779. (2) Includes cost of repurchase agreements of $220,900,000.

See Notes to Financial Statements.

6	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Statement of Operations (unaudited)

For the year ended December 31, 2018

Investment Income:
Interest	$9,843,837
Total Investment Income	9,843,837
Expenses:
Advisory fees	885,001
Administration services fees:
Class D Shares	2,007,681
Class T Shares	29,032
Professional fees	23,936
Non-interested Trustees’ fees and expenses	10,560
Other expenses	3,018
Total Expenses	2,959,228
Less: Excess Expense Reimbursement and Waivers	(442,500)
Net Expenses	2,516,728
Net Investment Income/(Loss)	7,327,109
Net Realized Gain/(Loss) on Investments:
Investments	1,166
Total Net Realized Gain/(Loss) on Investments	1,166
Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,328,275

See Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Money Market Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$7,327,109	$7,891,025
Net realized gain/(loss) on investments	1,166	—
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,328,275	7,891,025
Dividends and Distributions to Shareholders(1)
Class D Shares	(7,228,491)	N/A
Class T Shares	(98,632)	N/A
Total Dividends and Distributions to Shareholders	(7,327,123)	N/A
Dividends from Net Investment Income(1)
Class D Shares	N/A	(7,771,946)
Class T Shares	N/A	(119,079)
Total Dividends from Net Investment Income	N/A	(7,891,025)
Net Decrease from Dividends and Distributions to Shareholders	(7,327,123)	(7,891,025)
Capital Share Transactions:
Class D Shares	95,163,129	(25,321,437)
Class T Shares	(896,464)	(1,295,724)
Net Increase/(Decrease) from Capital Share Transactions	94,266,665	(26,617,161)
Net Increase/(Decrease) in Net Assets	94,267,817	(26,617,161)
Net Assets:
Beginning of period	852,863,108	879,480,269
End of period(2)	$947,130,925	$852,863,108

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $(16,974) as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.01	—(2)		—(2)	—(2)	—(2)
Net realized and unrealized gain/(loss)(2)	—	—	—		—	—	—
Total from Investment Operations	0.01	0.01	—		—	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.01)	—(2)		—	—(2)	—(2)
Total Dividends and Distributions	(0.01)	(0.01)	—		—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return*	0.84%	0.92%	0.16%		0.00%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$935,560	$840,396	$865,718		$931,232	$923,390	$993,554
Average Net Assets for the Period (in thousands)	$864,571	$852,513	$907,340		$944,865	$956,166	$1,046,368
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.67%	0.67%		0.67%	0.67%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%		0.32%	0.13%	0.10%
Ratio of Net Investment Income/(Loss)	1.66%	0.91%	0.15%		0.00%(3)	0.00%(3)	0.00%(3)
				1

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.01	—(2)	—(2)	—(2)	—(2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.01	—	—	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.01)	—(2)	—	—(2)	—(2)
Total Dividends and Distributions	(0.01)	(0.01)	—	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.83%	0.89%	0.02%	0.00%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$11,571	$12,467	$13,763	$185,252	$227,769	$226,888
Average Net Assets for the Period (in thousands)	$12,008	$13,647	$56,389	$212,004	$216,721	$210,433
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.69%	0.68%	0.68%	0.69%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.59%	0.56%	0.32%	0.13%	0.10%
Ratio of Net Investment Income/(Loss)	1.63%	0.87%	0.01%	0.00%(3)	0.00%(3)	0.00%(3)

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective.

The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares. Class D Shares are closed to certain new investors.

The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, which means that the Fund’s Shares can only be held through individual investors. In order to make an initial investment in the Fund, the Fund requires that a shareholder provide certain information (e.g., Social Security number or government-issued identification) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in the Fund, and will be involuntarily redeemed from the Fund after having been provided sufficient notice.

As a retail money market fund, the Fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Liquidity fees and redemption gates are most likely to be imposed during times of extraordinary market stress. Pursuant to Rule 2a-7 under the 1940 Act, the Trustees are permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or a redemption gate to temporarily restrict redemptions from the Fund for up to 10 business days (in any 90-day period) in the event that the Fund’s weekly liquid assets fall below certain designated thresholds.

If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Trustees are permitted, but not required, to (i) impose a liquidity fee of no more than 2% of the amount redeemed and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Trustees determine that such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund. A liquidity fee or redemption gate may be imposed as early as the same day that the Fund's weekly liquid assets fall below the 30% or 10% thresholds.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class T Shares on their supermarket platforms.

10	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Liquidity

The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:

The Fund will limit its investments in illiquid securities to 5% or less of its total assets.

Daily liquidity. The Fund will invest at least 10% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Weekly liquidity. The Fund will invest at least 30% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.

Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Investment Fund	11

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

12	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery

Janus Investment Fund	13

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Goldman Sachs & Co.	$100,000,000	$—	$(100,000,000)	$—
HSBC Securities (USA), Inc.	120,900,000	—	(120,900,000)	—

Total	$220,900,000	$—	$(220,900,000)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.

14	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

Janus Capital has voluntarily agreed to waive one-half of the Fund’s investment advisory fee. Janus Capital may also voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of Janus Capital. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Class D Shares and Class T Shares of the Fund compensate Janus Capital at an annual rate of 0.46% and 0.48%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital does not receive any additional compensation, beyond the administration services fee for serving as administrator.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the year ended December 31, 2018.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains.

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class D Shares:
Shares sold	301,081,762	$301,081,762	436,661,786	$436,661,786
Reinvested dividends and distributions	7,149,649	7,149,649	7,649,105	7,649,105
Shares repurchased	(213,068,282)	(213,068,282)	(469,632,328)	(469,632,328)
Net Increase/(Decrease)	95,163,129	$ 95,163,129	(25,321,437)	$ (25,321,437)
Class T Shares:
Shares sold	10,126,348	$ 10,126,348	20,294,673	$ 20,294,673
Reinvested dividends and distributions	99,627	99,627	116,581	116,581
Shares repurchased	(11,122,439)	(11,122,439)	(21,706,978)	(21,706,978)
Net Increase/(Decrease)	(896,464)	$ (896,464)	(1,295,724)	$ (1,295,724)

Janus Investment Fund	15

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

6. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

16	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-877-335-2687 (toll free) (or 1-800-525- 3713 if you hold Class D shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a

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Janus Henderson Money Market Fund

Additional Information (unaudited)

quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

18	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

20	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

22	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

Janus Investment Fund	23

Janus Henderson Money Market Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

24	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

26	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

Janus Investment Fund	27

Janus Henderson Money Market Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

28	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

Janus Investment Fund	29

Janus Henderson Money Market Fund

Useful Information About Your Fund Report (unaudited)

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

30	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Notes

NotesPage1

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Janus Henderson Money Market Fund

Notes

NotesPage2

32	DECEMBER 31, 2018

Janus Henderson Money Market Fund

Notes

NotesPage3

Janus Investment Fund	33

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93027 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Multi-Sector Income Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Multi-Sector Income Fund

Janus Henderson Multi-Sector Income Fund (unaudited)

FUND SNAPSHOT

This dynamic, multi-sector income fund seeks high, consistent income with lower volatility than a dedicated high-yield strategy. Our approach leverages a bottom-up, fundamentally driven process that focuses on identifying the best risk-adjusted opportunities across fixed income sectors.

John Kerschner co-portfolio manager	John Lloyd co-portfolio manager	Seth Meyer co-portfolio manager

PERFORMANCE OVERVIEW

For the six-month period ended December 31, 2018, the Janus Henderson Multi-Sector Income Fund’s Class I Shares returned 0.13%, compared with 1.65% for its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

MARKET ENVIRONMENT

A steady U.S. economic backdrop coupled with the emergence of rising wages initially caused many to fear that inflation would run ahead of Federal Reserve (Fed) expectations. The prospect of higher interest rates pushed yields on U.S. Treasuries higher for much of period. That reversed near period end when escalating trade tensions and fears of slowing global economic growth led to a rally in government bonds. Fed rhetoric added to market volatility as it created concern over the possibility that the central bank might maintain its hiking cadence even amid economic and market weakness. Risk assets came under significant pressure, despite generally healthy corporate earnings. After reaching the tightest levels of this credit cycle earlier in 2018, spreads (the difference in yield between a security and its underlying risk-free benchmark) on corporate credit widened back in line with long-term averages. Investment-grade corporate spreads widened 30 basis points (100 basis points, or bps, equals 1%). High-yield fared worse, widening 163 basis points, due in part to a late-period plunge in oil prices.

The Fed raised its benchmark rate twice during the period. The yield between the 10-year and 2-year notes narrowed to 19 bps. After reaching a high of 3.24%, the yield on the 10-year Treasury note finished December at 2.68%, down from 2.86% in June.

PERFORMANCE DISCUSSION

The Fund underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, during the six-month period.

With high-yield spreads near the tightest levels of this credit cycle early in the period, and a number of potential risk-off catalysts lingering – including trade wars and rising rates – we shifted toward a more defensive stance in the portfolio. We reduced our high-yield exposure to near the low end of the Fund’s historic range, and lowered our allocations to commercial mortgage-backed securities (CMBS) and bank loans as the period progressed. With the decreasing likelihood that the Fed will be able to execute on its intended path in 2019, we also extended Fund duration (a measure of sensitivity to changes in interest rates) to 3.89 years.

The Fund’s “plus sectors,” which include high-yield corporate credit, CMBS, asset-backed securities (ABS) and bank loans, are used to support our goal of generating greater monthly income than the benchmark. In a period where risk-off sentiment prevailed, the majority of our plus sector allocations weighed on results. Our high-yield exposure was the leading detractor from relative performance. We have been emphasizing higher-quality, high-yield names, with consistent free-cash-flow generation potential and management teams committed to paying down debt, but even those names were challenged. On a single-name basis, a position in hotel and casino operator Golden Nugget was among the leading detractors. Stronger-than-expected earnings, particularly in its gaming business, and continued debt repayment were overshadowed by general weakness in high yield. We took advantage of the dislocation and added to our position.

Our out-of-index exposure to bank loans also detracted from relative results amid the flight to quality. The lack of duration in bank loans, given their floating rate structure, also proved costly as market expectations shifted from Fed hikes over the next three years to potential cuts in 2019. These assets did not benefit from the rally in parts of the Treasury curve, as many benchmark constituents did. The Fund’s modest allocation to equity securities also weighed on performance. Major equity benchmarks

Janus Investment Fund	1

Janus Henderson Multi-Sector Income Fund (unaudited)

suffered steep losses and our positions were caught in the decline.

“Core sectors” – including Treasuries, investment-grade corporate credit and mortgage-backed securities (MBS) – are utilized to dampen the volatility of our plus sector positioning. As spreads widened, our material underweight allocation to investment-grade corporate credit and more defensive security selection supported results. Our interest rate positioning was another contributor to relative performance. Positioning in MBS also contributed, as the asset class was one of the strongest-performing fixed income segments given its limited credit risk and strong liquidity profile.

DERIVATIVES USAGE

The Fund may use derivatives for various investment purposes, such as to manage or hedge portfolio risk, enhance return or manage duration. During the period, the Fund used index credit default swaps “CDX” to gain broad high-yield market exposure, forward foreign currency exchange contracts to hedge currency exposure back to the U.S. dollar and interest rate futures to efficiently express our view on the U.S. Treasury market. During the period, our use of derivatives contributed to relative results. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

OUTLOOK

There are plenty of risk factors on the horizon, including slowing global economic growth, unresolved trade disputes, the potential for Fed policy error and the continued progression through the late stages of the credit cycle. However, much of this appears to be factored into asset prices and corporate outlooks, and we expect the Fed to be more cautious in its cadence in 2019. In our view, if the U.S. and China reach a trade agreement, or China releases economic stimulus, a rebound in risk markets is feasible. Further, while the U.S. economic and corporate fundamental outlooks are slowing, they remain generally healthy. Unemployment is low, and the consumer and their desire for experiences continue to spend. Starting from GDP growth in the 3% range, a U.S. recession in 2019 seems unlikely.

We are looking for opportunities with this in mind. In many cases, these will be more defensive, carry opportunities, with which we believe we can earn greater income than the benchmark. However, we will also seek to capitalize on dislocations in our highest-conviction names, when we believe improving credit metrics will ultimately support performance. We remain focused on late-cycle business models and issuers with consistent free-cash-flow generation potential. We will continue to emphasize liquid issuers, bonds more senior in the capital structure, and transformational balance sheet stories. We’ll utilize our core sectors to help dampen volatility in the Fund. As always, we will rely on our fundamental, bottom-up research to thoroughly vet opportunities and to identify those that should be avoided. Our approach reflects our objective of delivering consistent income with lower volatility than a dedicated high-yield strategy.

Thank you for your investment in Janus Henderson Multi-Sector Income Fund.

2	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund (unaudited)

Fund At A Glance

December 31, 2018

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	4.17%	4.24%
Class A Shares MOP	3.97%	4.04%
Class C Shares**	3.39%	3.45%
Class D Shares	4.34%	4.41%
Class I Shares	4.41%	4.45%
Class N Shares	4.42%	4.54%
Class S Shares	3.75%	4.04%
Class T Shares	4.23%	4.28%
Weighted Average Maturity		6.01 Years
Average Effective Duration***		3.89 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	0.9%
AA	9.3%
A	3.7%
BBB	16.9%
BB	17.4%
B	11.9%
CCC	1.7%
Not Rated	34.8%
Equity	2.8%
Other	0.6%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	39.8%
Asset-Backed/Commercial Mortgage-Backed Securities	31.0%
Bank Loans and Mezzanine Loans	14.7%
Mortgage-Backed Securities	6.6%
United States Treasury Notes/Bonds	5.1%
Investment Companies	3.7%
Preferred Stocks	0.5%
Common Stocks	0.1%
Other	(1.5)%
100.0%

Janus Investment Fund	3

Janus Henderson Multi-Sector Income Fund (unaudited)

Performance

See important disclosures on the next page.

				Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018				per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	0.00%	0.28%	3.72%	1.11%	0.95%
Class A Shares at MOP	-4.73%	-4.48%	2.68%
Class C Shares at NAV	-0.49%	-0.50%	2.96%	1.90%	1.73%
Class C Shares at CDSC	-1.47%	-1.46%	2.96%
Class D Shares(1)	-0.01%	0.45%	3.87%	0.98%	0.79%
Class I Shares	0.13%	0.63%	4.00%	0.87%	0.70%
Class N Shares	0.05%	0.59%	4.03%	0.84%	0.64%
Class S Shares	-0.20%	0.14%	3.63%	1.37%	1.14%
Class T Shares	0.03%	0.44%	3.79%	1.06%	0.89%
Bloomberg Barclays U.S. Aggregate Bond Index	1.65%	0.01%	2.18%
Morningstar Quartile - Class I Shares	-	1st	1st
Morningstar Ranking - based on total returns for Multisector Bond Funds	-	40/337	12/269

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization

4	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund (unaudited)

Performance

companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – February 28, 2014

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Multi-Sector Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$1,000.00	$5.09	$1,000.00	$1,020.11	$5.14	1.01%
Class C Shares	$1,000.00	$995.10	$9.05	$1,000.00	$1,016.13	$9.15	1.80%
Class D Shares	$1,000.00	$999.90	$4.28	$1,000.00	$1,020.92	$4.33	0.85%
Class I Shares	$1,000.00	$1,001.30	$3.93	$1,000.00	$1,021.27	$3.97	0.78%
Class N Shares	$1,000.00	$1,000.50	$3.63	$1,000.00	$1,021.58	$3.67	0.72%
Class S Shares	$1,000.00	$998.00	$6.09	$1,000.00	$1,019.11	$6.16	1.21%
Class T Shares	$1,000.00	$1,000.30	$4.84	$1,000.00	$1,020.37	$4.89	0.96%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 31.0%
A10 Term Asset Financing 2017-1 LLC, 4.7000%, 3/15/36 (144A)	$600,000	$585,174
ACC Trust 2018-1, 6.8100%, 2/21/23 (144A)	1,000,000	1,003,217
ALM VII Ltd, ICE LIBOR USD 3 Month + 7.1000%, 9.5363%, 10/15/28 (144A)‡	1,750,000	1,735,839
ALM VII R Ltd, ICE LIBOR USD 3 Month + 7.1400%, 9.5763%, 10/15/28 (144A)‡	2,900,000	2,882,313
American Credit Acceptance Receivables Trust 2018-3,
5.1700%, 10/15/24 (144A)	1,400,000	1,407,030
Apollo Aviation Securitization Equity Trust 2016-2, 5.9260%, 11/15/41	1,408,132	1,425,019
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	10,292,713	10,263,484
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 5.5000%, 4.1251%, 12/15/31 (144A)‡	716,520	691,769
BBCCRE Trust 2015-GTP, 4.5626%, 8/10/33 (144A)‡	200,000	172,994
Benefit Street Partners CLO XI,
ICE LIBOR USD 3 Month + 3.7500%, 6.1863%, 4/15/29 (144A)‡	1,925,000	1,877,389
BlueMountain CLO 2015-3 Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.4690%, 4/20/31 (144A)‡	3,000,000	2,930,586
BlueMountain CLO 2016-2 Ltd,
ICE LIBOR USD 3 Month + 7.0000%, 9.6445%, 8/20/28 (144A)‡	3,750,000	3,684,023
Business Jet Securities LLC 2017-1, 7.7480%, 2/15/33 (144A)	733,754	754,903
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 1.3000%, 3.7551%, 11/15/35 (144A)	2,040,955	2,017,997
BX Trust 2018-GW MZ,
ICE LIBOR USD 1 Month + 5.4879%, 7.9430%, 5/15/37 (144A)‡	2,775,000	2,694,513
Castlelake Aircraft Securitization Trust 2016-1, 6.1500%, 8/15/41	2,403,274	2,388,254
Castlelake Aircraft Securitization Trust 2018-1, 0%, 6/15/43 (144A)‡	1,000,000	1,000,000
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	928,600	928,600
CGMS Commercial Mortgage Trust 2017-MDDR,
ICE LIBOR USD 1 Month + 3.2500%, 5.7051%, 7/15/30 (144A)‡	1,200,000	1,196,120
CIFC Funding 2013-I Ltd,
ICE LIBOR USD 3 Month + 6.6500%, 9.0864%, 7/16/30 (144A)‡	2,625,000	2,485,788
Citigroup Commercial Mortgage Trust 2018-C5, 0.6031%, 6/10/51‡,¤	41,309,508	2,087,518
Coinstar Funding LLC Series 2017-1, 5.2160%, 4/25/47 (144A)	4,703,375	4,753,606
CSMC 2017-HD Trust,
ICE LIBOR USD 1 Month + 3.6500%, 6.1051%, 2/15/31 (144A)‡	500,000	497,183
Deephaven Residential Mortgage Trust 2018-1, 5.7930%, 12/25/57 (144A)‡	1,000,000	999,547
Deephaven Residential Mortgage Trust 2018-3, 5.9130%, 8/25/58 (144A)‡	900,000	896,619
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	3,021,000	3,084,930
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	2,600,000	2,668,804
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,112,171	3,135,336
Exeter Automobile Receivables Trust 2018-1, 4.6400%, 10/15/24 (144A)	2,040,000	2,025,973
Exeter Automobile Receivables Trust 2018-2, 5.3300%, 5/15/25 (144A)	2,600,000	2,626,630
Exeter Automobile Receivables Trust 2018-3, 6.5500%, 8/25/25 (144A)	1,750,000	1,769,486
Exeter Automobile Receivables Trust 2018-4, 5.3800%, 7/15/25 (144A)	2,370,000	2,398,698
Fannie Mae REMICS, 3.0000%, 5/25/48	36,223	35,620
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 3.5438%, 8/25/48‡,¤	16,487,928	2,726,004
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	2,120,000	2,158,559
Flagship Credit Auto Trust 2018-3, 5.2800%, 12/15/25 (144A)	2,000,000	2,022,177
Freddie Mac Multifamily Structured Pass Through Certificates,
0.0431%, 7/25/28‡	65,956,000	542,719
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.5500%, 3.0799%, 1/20/44‡,¤	1,053,636	146,609
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 3.6949%, 10/16/55‡,¤	1,545,789	299,107
Government National Mortgage Association, 0.4785%, 1/16/60‡,¤	28,683,766	1,402,607
Hertz Fleet Lease Funding LP, 5.5500%, 5/10/32 (144A)	1,000,000	1,007,966
Horizon Aircraft Finance I Ltd, 6.6570%, 12/15/38 (144A)	1,250,000	1,265,518
InSite Issuer LLC, 6.1150%, 12/15/48 (144A)	2,860,169	2,860,169
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2,
5.5988%, 11/15/43 (144A)‡	3,109,000	3,144,097
JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY,
3.8046%, 6/10/27 (144A)‡	1,034,000	760,659

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
KKR Clo 17 Ltd, ICE LIBOR USD 3 Month + 3.4500%, 5.8863%, 4/15/29 (144A)‡	$4,750,000	$4,551,659
Labrador Aviation Finance Ltd 2016-1A, 4.3000%, 1/15/42 (144A)	1,760,417	1,793,528
LCM XV LP, ICE LIBOR USD 3 Month + 3.7000%, 6.1690%, 7/20/30 (144A)‡	3,000,000	2,970,798
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	4,165,000	4,075,094
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.6000%, 4.1063%, 11/25/50 (144A)‡,§	2,102,000	2,098,491
Madison Park Funding XVIII Ltd,
ICE LIBOR USD 3 Month + 6.3500%, 8.8190%, 10/21/30 (144A)‡	3,800,000	3,591,870
Magnetite VIII Ltd,
ICE LIBOR USD 3 Month + 0.9800%, 3.4163%, 4/15/31 (144A)‡	3,000,000	2,955,072
Magnetite XIX Ltd,
ICE LIBOR USD 3 Month + 6.2500%, 8.6864%, 7/17/30 (144A)‡	1,062,500	999,594
MarketPlace Loan Trust 2015-LD1, 6.0000%, 12/15/21 (144A)	2,152,363	2,152,720
Octagon Investment Partners 30 Ltd,
ICE LIBOR USD 3 Month + 6.2000%, 8.6690%, 3/17/30 (144A)‡	2,000,000	1,850,242
Octagon Investment Partners 32 Ltd,
ICE LIBOR USD 3 Month + 3.4000%, 5.8363%, 7/15/29 (144A)‡	1,125,000	1,071,506
Prima Capital CRE Securitization 2015-IV Ltd, 4.0000%, 8/24/49 (144A)	5,000,000	4,982,989
PRPM 2018-1 LLC, 5.0000%, 4/25/23 (144A)‡	1,000,000	980,063
PRPM LLC, 5.0000%, 8/25/23 (144A)‡	1,000,000	982,194
Regatta IX Funding Ltd,
ICE LIBOR USD 3 Month + 3.9000%, 6.3488%, 4/17/30 (144A)‡	2,500,000	2,461,958
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.7500%, 10/15/20	1,521,499	1,517,695
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	2,155,421	2,176,253
SAPPHIRE AVIATION FINANCE I LTD, 7.3850%, 3/15/40 (144A)	892,857	899,850
Seasoned Loans Structured Transaction Series 2018-1, 3.5000%, 6/25/28	1,000,000	983,600
Sequoia Mortgage Trust 2018-8, 0.3471%, 11/25/48 (144A)‡,¤	390,480,737	5,688,680
Sierra Timeshare 2018-3 Receivables Funding LLC, 5.2000%, 9/20/35 (144A)	1,806,214	1,831,229
S-Jets 2017-1 Ltd, 7.0210%, 8/15/42 (144A)	1,666,667	1,707,430
SoFi Professional Loan Program 2017-E LLC, 0%, 11/26/40 (144A)◊	25,000	1,492,700
Sofi Professional Loan Program 2017-F LLC, 0%, 1/25/41 (144A)◊	35,000	2,031,050
Sofi Professional Loan Program 2018-C Trust, 0%, 1/25/48 (144A)◊	58,000	2,334,500
Sofi Professional Loan Program 2018-D Trust, 0%, 2/25/48 (144A)◊,§	76,000	2,618,200
Sound Point Clo XVI Ltd,
ICE LIBOR USD 3 Month + 3.6000%, 6.0899%, 7/25/30 (144A)‡	4,081,000	3,939,214
Sounds Point CLO IV-R LTD,
ICE LIBOR USD 3 Month + 1.1500%, 3.5946%, 4/18/31 (144A)‡	3,087,000	3,046,489
Sprite 2017-1 Ltd, 6.9000%, 12/15/37 (144A)	2,170,423	2,170,001
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 4.1500%, 6.6051%, 11/15/27 (144A)‡	1,000,000	753,383
Tesla Auto Lease Trust 2018-A, 4.9400%, 3/22/21 (144A)	4,850,000	4,850,625
Tesla Auto Lease Trust 2018-B, 7.8700%, 6/20/22 (144A)	5,580,000	5,606,718
Thunderbolt II Aircraft Lease Ltd, 0%, 9/15/38 (144A)◊	4	860,461
United Auto Credit Securitization Trust 2018-2, 5.2600%, 5/10/23 (144A)	2,000,000	2,010,491
VB-S1 Issuer LLC, 5.2500%, 2/15/48 (144A)	1,414,000	1,362,562
Verus Securitization Trust 2018-3, 5.6940%, 10/25/58 (144A)‡	5,125,000	5,131,058
Verus Securitization Trust 2018-INV1, 5.6480%, 3/25/58 (144A)‡	2,600,000	2,639,764
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	5,425,000	5,424,956
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.1412%, 5/15/46‡	14,776	14,863
Westlake Automobile Receivables Trust 2018-2, 6.0400%, 1/15/25 (144A)	2,600,000	2,626,096
Willis Engine Structured Trust III, 6.3600%, 8/15/42 (144A)Ç	933,622	951,845
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	1,504,425	1,482,137
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $193,430,465)		191,110,781
Bank Loans and Mezzanine Loans – 14.7%
Basic Industry – 0.7%
Grizzly Finco, ICE LIBOR USD 3 Month + 3.2500%, 0%, 10/1/25(a),‡	3,000,000	2,925,000
New Arclin US Holding Corp,
ICE LIBOR USD 3 Month + 8.7500%, 11.2724%, 2/14/25‡	340,000	339,150

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans – (continued)
Basic Industry – (continued)
Starfruit US Holdco LLC, ICE LIBOR USD 3 Month + 3.2500%, 5.5993%, 10/1/25‡	$936,000		$893,880
			4,158,030
Capital Goods – 0.5%
Entegris Inc, ICE LIBOR USD 3 Month + 2.0000%, 0%, 11/6/25(a),‡	2,847,000		2,758,031
Commercial Mortgage-Backed Securities – 0.3%
Mural Lofts Loan,
ICE LIBOR USD 3 Month + 8.9500%, 8.9500%, 8/1/22 (144A)‡,§	1,945,000		1,945,000
Communications – 3.1%
CSC Holdings LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7454%, 1/15/26‡	2,300,000		2,173,500
Entravision Communications Corp,
ICE LIBOR USD 3 Month + 2.7500%, 5.2724%, 11/29/24‡	1,689,479		1,872,990
Lamar Media Corp, ICE LIBOR USD 3 Month + 1.7500%, 4.3125%, 3/14/25‡	4,178,947		4,057,047
Level 3 Parent LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7538%, 2/22/24‡	4,450,000		4,216,375
McAfee LLC, ICE LIBOR USD 3 Month + 4.5000%, 6.2724%, 9/30/24‡	2,202,550		2,137,399
Mission Broadcasting Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 1/17/24(a),‡	266,556		251,762
Nexstar Broadcasting Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 1/17/24(a),‡	1,666,307		1,573,827
Sinclair Television Group Inc,
ICE LIBOR USD 3 Month + 2.2500%, 4.7800%, 1/3/24‡	2,188,832		2,073,919
Virgin Media SFA Finance Ltd,
ICE LIBOR GBP 3 Month + 3.2500%, 3.9803%, 11/15/27‡	550,000	GBP	678,143
			19,034,962
Consumer Cyclical – 2.3%
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 9.0224%, 4/23/24‡	1,194,000		1,185,045
CH Hold Corp, ICE LIBOR USD 3 Month + 7.2500%, 9.7724%, 2/3/25‡	1,000,000		992,500
CityCenter Holdings LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7724%, 4/18/24‡	3,119,167		2,946,490
Del Frisco's Restaurant Group Inc,
ICE LIBOR USD 3 Month + 6.0000%, 8.5625%, 6/27/25‡	1,990,000		1,820,850
GGP Nimbus LP, ICE LIBOR USD 3 Month + 2.5000%, 5.0224%, 8/27/25‡	2,400,000		2,256,744
L1R HB Finance Ltd, ICE LIBOR GBP 3 Month + 5.2500%, 6.1599%, 8/30/24‡	540,000	GBP	642,958
Marriott Ownership Resorts Inc,
ICE LIBOR USD 3 Month + 2.2500%, 4.7724%, 8/29/25‡	2,000,000		1,950,000
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 3.5000%, 6.3030%, 7/10/25‡	534,315		515,171
Steinway Musical Instruments Inc,
ICE LIBOR USD 3 Month + 3.7500%, 6.2051%, 2/14/25‡	248,125		242,232
Weight Watchers International Inc,
ICE LIBOR USD 3 Month + 4.7500%, 7.5600%, 11/29/24‡	1,662,500		1,638,942
Wyndham Hotels & Resorts Inc,
ICE LIBOR USD 3 Month + 1.7500%, 4.2724%, 5/30/25‡	277,305		266,213
			14,457,145
Consumer Non-Cyclical – 3.0%
Change Healthcare Holdings LLC,
ICE LIBOR USD 3 Month + 2.7500%, 5.2724%, 3/1/24‡	4,354,994		4,120,913
CryoLife Inc, ICE LIBOR USD 3 Month + 3.2500%, 6.0530%, 12/2/24‡	990,000		965,250
Froneri International Ltd,
ICE LIBOR GBP 3 Month + 3.2500%, 3.9803%, 1/31/25‡	1,230,000	GBP	1,553,144
Gentiva Health Services Inc,
ICE LIBOR USD 3 Month + 7.0000%, 9.5625%, 7/2/26‡	1,000,000		995,000
JBS USA LUX SA, ICE LIBOR USD 3 Month + 2.5000%, 5.2600%, 10/30/22‡	2,909,596		2,793,213
Moffett Towers Phase II,
ICE LIBOR USD 3 Month + 2.8000%, 5.2560%, 6/15/21‡,§	2,100,657		2,088,180
NVA Holdings Inc/United States,
ICE LIBOR USD 3 Month + 2.7500%, 5.2724%, 2/2/25‡	1,416,631		1,331,633
PetVet Care Centers LLC, ICE LIBOR USD 3 Month + 6.2500%, 8.7538%, 2/13/26‡	250,000		246,250
Post Holdings Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.5100%, 5/24/24‡	2,014,153		1,936,950
Quorum Health Corp, ICE LIBOR USD 3 Month + 6.7500%, 9.2724%, 4/29/22‡	697,354		688,986

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Non-Cyclical – (continued)
Valeant Pharmaceuticals International,
ICE LIBOR USD 3 Month + 3.0000%, 5.3789%, 6/2/25‡	$1,925,000	$1,834,641
		18,554,160
Electric – 1.3%
NRG Energy Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.2724%, 6/30/23‡	4,450,000	4,269,775
Vistra Operations Co LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 8/4/23‡	3,979,695	3,828,228
		8,098,003
Energy – 0.1%
PowerTeam Services LLC, ICE LIBOR USD 3 Month + 7.2500%, 10.0634%, 3/6/26‡	850,000	816,000
Finance Companies – 0.5%
RPI Finance Trust, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 3/27/23‡	3,093,549	2,985,831
Industrial – 1.1%
Atkore International Inc,
ICE LIBOR USD 3 Month + 2.7500%, 5.5600%, 12/22/23‡	1,485,000	1,435,505
Lumentum Holdings Inc, ICE LIBOR USD 3 Month + 2.5000%, 4.8869%, 12/10/25‡	3,300,000	3,176,250
Ultra Clean Holdings Inc,
ICE LIBOR USD 3 Month + 4.5000%, 9.0000%, 8/27/25‡	2,270,927	2,159,325
		6,771,080
Technology – 1.8%
Dell International LLC, ICE LIBOR USD 3 Month + 1.7500%, 0%, 9/7/21(a),‡	1,910,000	1,852,299
EXC Holdings III Corp, ICE LIBOR USD 3 Month + 7.5000%, 9.8493%, 12/1/25‡	1,350,000	1,279,125
Microchip Technology Inc,
ICE LIBOR USD 3 Month + 2.0000%, 4.5300%, 5/29/25‡	885,342	837,383
Micron Technology Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.2800%, 4/26/22‡	3,125,954	3,063,435
Refinitiv US Holdings Inc,
ICE LIBOR USD 3 Month + 3.7500%, 6.2724%, 10/1/25‡	4,447,000	4,224,650
		11,256,892
Total Bank Loans and Mezzanine Loans (cost $94,137,180)		90,835,134
Corporate Bonds – 39.8%
Banking – 2.3%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	5,700,000	5,700,000
Bank of America Corp, 2.1510%, 11/9/20	3,150,000	3,092,885
Citigroup Inc, 2.9000%, 12/8/21	3,100,000	3,049,724
Goldman Sachs Capital I, 6.3450%, 2/15/34	1,100,000	1,228,777
Intesa Sanpaolo SpA, 5.2500%, 1/12/24	1,000,000	976,512
		14,047,898
Basic Industry – 3.2%
Allegheny Technologies Inc, 5.9500%, 1/15/21	1,642,000	1,609,160
Allegheny Technologies Inc, 7.8750%, 8/15/23	1,046,000	1,066,920
Blue Cube Spinco LLC, 10.0000%, 10/15/25	1,000,000	1,130,000
CF Industries Inc, 3.4000%, 12/1/21 (144A)	3,928,000	3,851,301
DowDuPont Inc, 4.7250%, 11/15/28	1,330,000	1,379,368
First Quantum Minerals Ltd, 6.5000%, 3/1/24 (144A)	900,000	747,000
First Quantum Minerals Ltd, 7.5000%, 4/1/25 (144A)	600,000	495,000
First Quantum Minerals Ltd, 6.8750%, 3/1/26 (144A)	484,000	388,410
Freeport-McMoRan Inc, 3.5500%, 3/1/22	5,666,000	5,361,453
Freeport-McMoRan Inc, 5.4500%, 3/15/43	564,000	429,345
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	1,100,000	1,086,250
Platform Specialty Products Corp, 6.5000%, 2/1/22 (144A)	1,160,000	1,160,000
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	417,000	446,711
Teck Resources Ltd, 5.2000%, 3/1/42	675,000	567,000
		19,717,918
Biotechnology – 0.1%
Insmed Inc, 1.7500%, 1/15/25	650,000	462,961
Brokerage – 0.4%
Cboe Global Markets Inc, 3.6500%, 1/12/27	548,000	533,640

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Brokerage – (continued)
E*TRADE Financial Corp, 3.8000%, 8/24/27	$122,000		$115,245
E*TRADE Financial Corp, 4.5000%, 6/20/28	1,986,000		1,958,231
			2,607,116
Capital Goods – 4.7%
Arconic Inc, 5.4000%, 4/15/21	869,000		877,462
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
7.2500%, 5/15/24 (144A)	5,508,000		5,494,230
Beacon Roofing Supply Inc, 6.3750%, 10/1/23	3,000		2,970
Beacon Roofing Supply Inc, 4.8750%, 11/1/25 (144A)	1,077,000		946,414
BWAY Holding Co, 4.7500%, 4/15/24	1,928,000	EUR	2,162,167
James Hardie International Finance DAC, 3.6250%, 10/1/26 (144A)	800,000	EUR	891,860
Leonardo US Holdings Inc, 6.2500%, 1/15/40 (144A)	516,000		479,880
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.1250%, 7/15/23 (144A)	1,800,000		1,714,500
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
7.0000%, 7/15/24 (144A)	64,000		60,960
Summit Materials LLC / Summit Materials Finance Corp, 8.5000%, 4/15/22	2,360,000		2,466,200
United Technologies Corp,
ICE LIBOR USD 3 Month + 0.6500%, 3.2790%, 8/16/21‡	4,300,000		4,283,840
United Technologies Corp, 3.9500%, 8/16/25	1,567,000		1,555,567
Wabtec Corp, ICE LIBOR USD 3 Month + 1.0500%, 3.8382%, 9/15/21‡	4,611,000		4,594,034
Wabtec Corp, 4.7000%, 9/15/28	2,011,000		1,887,158
Zekelman Industries Inc, 9.8750%, 6/15/23 (144A)	1,256,000		1,321,940
			28,739,182
Communications – 6.2%
21st Century Fox America Inc, 3.3750%, 11/15/26	2,250,000		2,207,292
Altice Luxembourg SA, 7.2500%, 5/15/22	810,000	EUR	861,862
Altice Luxembourg SA, 7.7500%, 5/15/22 (144A)	2,149,000		1,955,590
Belo Corp, 7.2500%, 9/15/27	32,000		32,960
Block Communications Inc, 6.8750%, 2/15/25 (144A)	671,000		672,678
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	2,279,000		2,096,680
Clear Channel International BV, 8.7500%, 12/15/20 (144A)	1,263,000		1,272,473
Comcast Corp, 3.9500%, 10/15/25	1,158,000		1,172,239
Comcast Corp, 4.2500%, 10/15/30	1,509,000		1,527,146
Crown Castle International Corp, 3.6500%, 9/1/27	730,000		677,125
CSC Holdings LLC, 5.1250%, 12/15/21 (144A)	1,300,000		1,274,000
CSC Holdings LLC, 10.1250%, 1/15/23 (144A)	2,849,000		3,064,840
Interpublic Group of Cos Inc, 4.6500%, 10/1/28	1,178,000		1,163,337
Lions Gate Capital Holdings LLC, 5.8750%, 11/1/24 (144A)	775,000		765,313
Midcontinent Communications / Midcontinent Finance Corp,
6.8750%, 8/15/23 (144A)	540,000		556,443
Netflix Inc, 5.3750%, 2/1/21	1,256,000		1,271,700
Netflix Inc, 4.6250%, 5/15/29 (144A)	2,600,000	EUR	2,919,330
T-Mobile USA Inc, 6.5000%, 1/15/24	3,462,000		3,557,828
Townsquare Media Inc, 6.5000%, 4/1/23 (144A)	787,000		724,040
UBM PLC, 5.7500%, 11/3/20 (144A)	5,788,000		5,926,525
Viacom Inc, 4.3750%, 3/15/43	950,000		754,029
Viacom Inc, 5.2500%, 4/1/44	846,000		766,455
Viacom Inc, ICE LIBOR USD 3 Month + 3.8950%, 5.8750%, 2/28/57‡	1,052,000		955,763
Zayo Group LLC / Zayo Capital Inc, 6.0000%, 4/1/23	2,486,000		2,352,378
			38,528,026
Consumer Cyclical – 7.1%
AMC Entertainment Holdings Inc, 6.3750%, 11/15/24	810,000	GBP	957,119
Ashton Woods USA LLC / Ashton Woods Finance Co, 6.8750%, 2/15/21 (144A)	216,000		207,360
Ashton Woods USA LLC / Ashton Woods Finance Co, 6.7500%, 8/1/25 (144A)	708,000		615,960
Beazer Homes USA Inc, 8.7500%, 3/15/22	1,100,000		1,100,000
Brinker International Inc, 5.0000%, 10/1/24 (144A)	525,000		493,500
CCM Merger Inc, 6.0000%, 3/15/22 (144A)	1,460,000		1,481,535
Century Communities Inc, 6.8750%, 5/15/22	1,117,000		1,080,698

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)§	$269,000		$264,965
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	2,172,000		1,976,520
Ford Motor Credit Co LLC, 4.3890%, 1/8/26	1,900,000		1,713,649
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	5,041,000		4,851,963
IHS Markit Ltd, 4.1250%, 8/1/23	2,000,000		1,979,600
Jacobs Entertainment Inc, 7.8750%, 2/1/24 (144A)	1,403,000		1,445,090
Live Nation Entertainment Inc, 4.8750%, 11/1/24 (144A)	3,300,000		3,135,000
M/I Homes Inc, 5.6250%, 8/1/25	804,000		735,660
MDC Holdings Inc, 5.5000%, 1/15/24	5,763,000		5,532,480
MGM Resorts International, 7.7500%, 3/15/22	1,880,000		1,999,850
Sands China Ltd, 4.6000%, 8/8/23 (144A)	900,000		894,048
Scientific Games International Inc, 10.0000%, 12/1/22	1,565,000		1,584,547
Six Flags Entertainment Corp, 4.8750%, 7/31/24 (144A)	2,600,000		2,450,500
Station Casinos LLC, 5.0000%, 10/1/25 (144A)	4,020,000		3,638,100
TRI Pointe Group Inc, 5.2500%, 6/1/27	1,200,000		948,000
TRI Pointe Group Inc / TRI Pointe Homes Inc, 4.3750%, 6/15/19	1,779,000		1,765,658
Weekley Homes LLC / Weekley Finance Corp, 6.0000%, 2/1/23	475,000		444,125
Weekley Homes LLC / Weekley Finance Corp, 6.6250%, 8/15/25	228,000		209,190
William Lyon Homes Inc, 6.0000%, 9/1/23	884,000		795,600
Wyndham Destinations Inc, 6.3500%, 10/1/25	1,480,000		1,435,600
			43,736,317
Consumer Non-Cyclical – 4.7%
Anheuser-Busch InBev Worldwide Inc, 4.0000%, 4/13/28	1,275,000		1,220,309
Avantor Inc, 4.7500%, 10/1/24	680,000	EUR	783,649
Campbell Soup Co, 3.6500%, 3/15/23	1,720,000		1,677,255
CVS Health Corp, 4.3000%, 3/25/28	4,105,000		4,019,565
DJO Finance LLC / DJO Finance Corp, 8.1250%, 6/15/21 (144A)	1,036,000		1,067,080
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	701,000		651,930
Endo Dac / Endo Finance LLC / Endo Finco Inc, 6.0000%, 2/1/25 (144A)	1,250,000		896,875
Endo Finance LLC / Endo Finco Inc, 7.2500%, 1/15/22 (144A)	660,000		570,900
HCA Inc, 5.2500%, 4/15/25	2,506,000		2,493,470
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	2,500,000		2,525,000
JBS USA LUX SA / JBS USA Finance Inc, 7.2500%, 6/1/21 (144A)	1,490,000		1,497,450
JBS USA LUX SA / JBS USA Finance Inc, 5.7500%, 6/15/25 (144A)	300,000		286,500
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	595,000		580,125
Mattel Inc, 6.7500%, 12/31/25 (144A)	286,000		255,166
MEDNAX Inc, 6.2500%, 1/15/27 (144A)	1,301,000		1,255,465
Newell Brands Inc, 5.0000%, 11/15/23	2,500,000		2,543,594
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
6.6250%, 5/15/22 (144A)	1,150,000		1,035,000
Tenet Healthcare Corp, 4.7500%, 6/1/20	2,554,000		2,547,870
Teva Pharmaceutical Finance Netherlands III BV, 1.7000%, 7/19/19	1,249,000		1,229,627
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 4/15/24	1,122,000		1,080,653
Valeant Pharmaceuticals International, 8.5000%, 1/31/27 (144A)	1,128,000		1,094,160
			29,311,643
Energy – 3.6%
Antero Resources Corp, 5.3750%, 11/1/21	3,158,000		3,047,470
Antero Resources Corp, 5.6250%, 6/1/23	1,513,000		1,437,350
Bristow Group Inc, 8.7500%, 3/1/23 (144A)#	634,000		453,310
Chesapeake Energy Corp, 7.0000%, 10/1/24#	2,136,000		1,847,640
DCP Midstream Operating LP, 5.6000%, 4/1/44	950,000		821,750
EQT Midstream Partners LP, 5.5000%, 7/15/28	1,750,000		1,714,930
Extraction Oil & Gas Inc, 5.6250%, 2/1/26 (144A)	923,000		673,790
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	2,802,000		2,549,820
Kinder Morgan Inc/DE, 7.7500%, 1/15/32	431,000		517,064
NGL Energy Partners LP / NGL Energy Finance Corp, 5.1250%, 7/15/19	1,330,000		1,320,025
Oceaneering International Inc, 4.6500%, 11/15/24	298,000		235,931

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Plains All American Pipeline LP / PAA Finance Corp, 4.3000%, 1/31/43	$580,000	$458,529
QEP Resources Inc, 6.8750%, 3/1/21	3,949,000	3,978,618
Range Resources Corp, 5.0000%, 8/15/22	1,826,000	1,634,270
Rowan Cos Inc, 7.8750%, 8/1/19	159,000	157,410
Transocean Inc, 5.8000%, 10/15/22	904,000	795,520
Transocean Pontus Ltd, 6.1250%, 8/1/25 (144A)	767,000	740,155
		22,383,582
Finance Companies – 0.3%
Quicken Loans Inc, 5.7500%, 5/1/25 (144A)	38,000	35,530
Quicken Loans Inc, 5.2500%, 1/15/28 (144A)	1,916,000	1,695,660
		1,731,190
Industrial – 1.1%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%µ	5,000,000	4,449,580
Fluor Corp, 4.2500%, 9/15/28	2,200,000	2,144,483
Great Lakes Dredge & Dock Corp, 8.0000%, 5/15/22	467,000	474,589
		7,068,652
Insurance – 1.4%
Cigna Corp, ICE LIBOR USD 3 Month + 0.8900%, 3.3263%, 7/17/23 (144A)‡	4,500,000	4,431,426
Cigna Corp, 4.1250%, 11/15/25 (144A)	1,663,000	1,661,429
Molina Healthcare Inc, 5.3750%, 11/15/22	2,555,000	2,465,575
		8,558,430
Pharmaceuticals – 0.1%
Jazz Investments I Ltd, 1.8750%, 8/15/21	636,000	615,984
Real Estate Investment Trusts (REITs) – 0.4%
American Homes 4 Rent LP, 4.2500%, 2/15/28	2,350,000	2,272,275
Technology – 3.3%
CommScope Inc, 5.0000%, 6/15/21 (144A)	900,000	891,000
Dell International LLC / EMC Corp, 5.4500%, 6/15/23 (144A)	2,706,000	2,753,578
Dell International LLC / EMC Corp, 6.0200%, 6/15/26 (144A)	4,285,000	4,306,323
Equifax Inc, ICE LIBOR USD 3 Month + 0.8700%, 3.4861%, 8/16/21‡	2,950,000	2,916,439
First Data Corp, 5.0000%, 1/15/24 (144A)	768,000	739,200
Marvell Technology Group Ltd, 4.2000%, 6/22/23	1,236,000	1,232,347
Marvell Technology Group Ltd, 4.8750%, 6/22/28	1,400,000	1,364,821
Trimble Inc, 4.1500%, 6/15/23	1,732,000	1,741,060
Trimble Inc, 4.9000%, 6/15/28	4,241,000	4,178,235
		20,123,003
Transportation – 0.9%
Trinity Industries Inc, 4.5500%, 10/1/24	6,023,000	5,188,871
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	450,000	451,125
		5,639,996
Total Corporate Bonds (cost $254,493,705)		245,544,173
Mortgage-Backed Securities – 6.6%
Fannie Mae Pool:
6.0000%, 2/1/37	1,424	1,573
3.5000%, 10/1/42	12,434	12,526
3.5000%, 12/1/42	28,284	28,461
3.5000%, 2/1/43	41,225	41,481
3.5000%, 4/1/43	384,946	387,343
3.0000%, 5/1/43	3,685	3,623
3.5000%, 11/1/43	302,053	303,936
3.5000%, 4/1/44	23,293	23,474
5.0000%, 7/1/44	15,976	17,102
4.5000%, 10/1/44	8,425	8,861
3.5000%, 2/1/45	82,915	83,434
3.5000%, 2/1/45	80,881	81,386
4.5000%, 3/1/45	13,767	14,479
3.5000%, 12/1/45	8,157	8,215
4.5000%, 2/1/46	23,447	24,564

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 7/1/46	$231,238	$231,982
3.5000%, 7/1/46	32,073	32,204
3.5000%, 8/1/46	42,588	42,721
3.5000%, 1/1/47	251,377	252,718
3.0000%, 2/1/47	27,073	26,649
4.5000%, 5/1/47	4,108	4,309
4.5000%, 5/1/47	3,358	3,512
4.5000%, 5/1/47	3,044	3,183
4.5000%, 5/1/47	2,470	2,593
4.5000%, 5/1/47	2,372	2,480
4.5000%, 5/1/47	1,992	2,089
4.0000%, 6/1/47	3,727	3,810
4.0000%, 6/1/47	2,017	2,062
4.5000%, 6/1/47	12,578	13,155
4.0000%, 7/1/47	3,238	3,310
4.0000%, 7/1/47	2,993	3,060
4.5000%, 7/1/47	9,025	9,439
4.5000%, 7/1/47	8,063	8,433
4.5000%, 7/1/47	7,416	7,755
3.5000%, 8/1/47	9,932	9,944
3.5000%, 8/1/47	7,266	7,278
4.0000%, 8/1/47	5,541	5,665
4.0000%, 8/1/47	3,435	3,511
4.5000%, 8/1/47	9,891	10,344
4.5000%, 8/1/47	2,001	2,093
4.0000%, 9/1/47	85,296	87,847
4.5000%, 9/1/47	491,801	514,342
4.5000%, 9/1/47	8,574	8,967
4.5000%, 9/1/47	6,471	6,768
3.5000%, 10/1/47	38,927	38,942
4.0000%, 10/1/47	444,807	454,739
4.0000%, 10/1/47	7,343	7,507
4.0000%, 10/1/47	6,139	6,276
4.0000%, 10/1/47	3,910	3,997
4.0000%, 10/1/47	3,433	3,509
3.5000%, 11/1/47	1,194,866	1,200,175
4.0000%, 11/1/47	9,387	9,596
4.0000%, 11/1/47	2,914	2,979
4.5000%, 11/1/47	8,395	8,780
3.5000%, 12/1/47	299,183	300,156
3.5000%, 12/1/47	17,589	17,599
3.5000%, 12/1/47	6,506	6,518
3.5000%, 1/1/48	11,172	11,215
3.5000%, 1/1/48	9,276	9,301
4.0000%, 1/1/48	141,659	145,226
4.0000%, 1/1/48	37,623	38,503
4.0000%, 2/1/48	95,031	97,521
3.5000%, 3/1/48	6,645	6,670
4.0000%, 3/1/48	124,292	127,420
4.0000%, 3/1/48	15,944	16,318
4.5000%, 3/1/48	12,660	13,281
4.0000%, 4/1/48	266,875	273,636
4.5000%, 4/1/48	9,742	10,231
4.0000%, 5/1/48	230,106	234,693
4.0000%, 5/1/48	39,575	40,363
4.5000%, 5/1/48	7,728	8,085
4.5000%, 5/1/48	6,731	7,051
4.0000%, 6/1/48	15,543	15,852
4.5000%, 6/1/48	7,498	7,825

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 2/1/57	$5,812,862	$5,797,942
		11,274,587
Freddie Mac Gold Pool:
6.0000%, 4/1/40	32,562	36,149
3.5000%, 2/1/43	10,824	10,887
3.5000%, 2/1/44	30,128	30,303
4.5000%, 5/1/44	8,596	9,010
3.5000%, 12/1/44	603,000	607,453
3.0000%, 1/1/45	9,273	9,089
4.0000%, 5/1/46	7,233	7,408
3.5000%, 7/1/46	9,454	9,469
3.0000%, 10/1/46	40,924	39,943
3.0000%, 12/1/46	28,013	27,342
3.5000%, 9/1/47	34,018	34,084
3.5000%, 9/1/47	26,154	26,176
3.5000%, 9/1/47	14,945	14,955
3.5000%, 10/1/47	29,767	29,775
3.5000%, 11/1/47	250,061	250,345
3.5000%, 12/1/47	74,030	74,254
3.5000%, 12/1/47	8,976	9,006
3.5000%, 2/1/48	8,639	8,658
3.5000%, 2/1/48	8,611	8,621
3.5000%, 3/1/48	8,668	8,668
4.0000%, 3/1/48	10,386	10,626
4.0000%, 4/1/48	337,241	343,872
4.0000%, 4/1/48	5,391	5,512
4.0000%, 5/1/48	162,065	165,260
4.0000%, 5/1/48	43,022	43,874
4.0000%, 6/1/48	365,977	373,208
4.0000%, 6/1/48	11,109	11,328
4.0000%, 8/1/48	2,069,145	2,109,920
4.0000%, 8/1/48	1,631,394	1,672,288
4.5000%, 8/1/48	8,117,455	8,406,117
4.5000%, 8/1/48	11,886	12,313
		14,405,913
Ginnie Mae I Pool:
4.5000%, 8/15/46	31,983	33,492
4.0000%, 7/15/47	14,499	14,874
4.0000%, 8/15/47	2,874	2,948
4.0000%, 11/15/47	8,080	8,299
4.0000%, 12/15/47	10,757	11,048
		70,661
Ginnie Mae II Pool:
4.5000%, 10/20/41	14,216	14,721
4.5000%, 5/20/48	21,974	23,000
4.5000%, 5/20/48	5,247	5,492
5.0000%, 7/20/48	5,333,668	5,553,670
5.0000%, 9/20/48	2,330,959	2,431,478
5.0000%, 12/20/48	6,588,049	6,875,926
		14,904,287
Total Mortgage-Backed Securities (cost $40,594,639)		40,655,448
United States Treasury Notes/Bonds – 5.1%
2.6250%, 8/31/20	2,305,900	2,308,687
2.7500%, 11/30/20	17,643,000	17,719,619
2.5000%, 12/31/20	11,400,000	11,397,152
Total United States Treasury Notes/Bonds (cost $31,381,632)		31,425,458

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – 0.1%
Metals & Mining – 0.1%
Hudbay Minerals Inc (cost $972,866)	152,466	$721,561
Preferred Stocks – 0.5%
Banks – 0.2%
Citigroup Capital XIII, 8.8904%, 10/30/40	36,600	967,338
Capital Markets – 0.2%
Carlyle Group LP, 5.8750%, 9/15/22	59,450	1,210,997
Machinery – 0.1%
Rexnord Corp, 5.7500%, 11/15/19	14,000	704,987
Specialty Retail – 0%
Quiksilver Inc Bankruptcy Equity Certificate (144A)*,¢,§	542	16,330
Total Preferred Stocks (cost $3,346,052)		2,899,652
Investment Companies – 3.7%
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	1,802,188	1,802,188
Money Markets – 3.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	20,670,233	20,670,233
Total Investment Companies (cost $22,472,421)		22,472,421
Total Investments (total cost $640,828,960) – 101.5%		625,664,628
Liabilities, net of Cash, Receivables and Other Assets – (1.5)%		(9,311,530)
Net Assets – 100%		$616,353,098

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$520,496,086	83.2%
Cayman Islands	56,022,735	9.0
Ireland	11,003,563	1.8
United Kingdom	8,800,770	1.4
Canada	6,261,693	1.0
Panama	5,700,000	0.9
Germany	4,449,580	0.7
Luxembourg	2,817,452	0.4
Israel	2,310,280	0.4
Bermuda	1,707,430	0.3
Zambia	1,630,410	0.3
Italy	1,456,392	0.2
Belgium	1,220,309	0.2
Macao	894,048	0.1
Netherlands	893,880	0.1

Total	$625,664,628	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 3.7%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$7,628∆	$-	$-	$1,802,188
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	477,285	-	-	20,670,233
Total Affiliated Investments - 3.7%	$484,913	$-	$-	$22,472,421

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 3.7%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	916,980	22,389,207	(21,503,999)	1,802,188
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	35,481,236	256,256,997	(271,068,000)	20,670,233

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound	1/9/19	(801,000)	$1,037,506	$16,373
Euro	1/9/19	(891,000)	1,010,713	(10,585)

				5,788
Barclays Capital Inc:
British Pound	1/9/19	(136,000)	176,708	3,332
Euro	1/9/19	721,000	(819,723)	6,715

				10,047
BNP Paribas:
Euro	1/9/19	(755,000)	858,531	(6,879)
Citibank NA:
British Pound	1/9/19	(663,000)	861,256	16,049
Euro	1/9/19	(4,605,000)	5,229,977	(48,448)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
				(32,399)
HSBC Securities (USA) Inc:
British Pound	1/9/19	(870,000)	$1,133,810	24,714
Euro	1/9/19	15,000	(17,060)	133

				24,847
JPMorgan Chase & Co:
British Pound	1/9/19	(568,000)	735,647	11,548
Euro	1/9/19	(1,357,000)	1,541,738	(13,707)

				(2,159)
Total				$(755)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	441	3/20/19	$53,808,891	$785,531	$172,266
5-Year US Treasury Note	209	3/29/19	23,969,688	166,547	52,250
90 Day Euro	75	12/16/19	18,253,125	102,188	1,875
90 Day Euro	75	3/16/20	18,270,938	122,813	3,750
90 Day Euro	75	6/15/20	18,282,188	135,000	4,688
90 Day Euro	75	9/14/20	18,289,688	141,563	5,625
Ultra 10-Year US Treasury Note	43	3/20/19	5,593,359	167,969	20,156
Ultra US Treasury Bond	88	3/20/19	14,137,750	763,812	52,250
US Treasury Long Bond	46	3/20/19	6,716,000	307,984	21,563
Total - Futures Purchased				2,693,407	334,423
Futures Sold:
2-Year US Treasury Note	26	3/29/19	(5,520,125)	(34,531)	(3,656)
Total				$2,658,876	$330,767

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/ (Liability)

Credit Default Swap Index

CDX.NA.HY.S31, Fixed Rate 5.00% Paid Quarterly(3)	Not Rated	12/20/23	8,650,000	USD	$391,751	$(200,531)	$14,302
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)

For those index credit default swaps entered into by the Fund to sell protection, “Variation Margin” serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Schedule of OTC Credit Default Swaps - Sell Protection(1)
Counterparty/ Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Outstanding Swap Contracts, at Value Asset/(Liability)

Credit Suisse:

Foreign Corporate Bond

Glencore Finance Europe, Fixed Rate 1.00% Paid Quarterly	BBB+	9/20/23	735,000	EUR	$135,998	$(23,367)	$112,632
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2018.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018

	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ -	$ 78,864	$ -	$ 78,864
Outstanding swap contracts, at value	112,632	-	-	112,632
Variation margin receivable	14,302	-	334,423	348,725

Total Asset Derivatives	$126,934	$ 78,864	$ 334,423	$540,221

Liability Derivatives:
Forward foreign currency exchange contracts	$ -	$ 79,619	$ -	$ 79,619
Variation margin payable	-	-	3,656	3,656

Total Liability Derivatives	$ -	$ 79,619	$ 3,656	$ 83,275

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ (705)	$ (1,490,599)	$(1,491,304)
Forward foreign currency exchange contracts	-	471,848	-	471,848
Swap contracts	94,003	-	-	94,003

Total	$ 94,003	$471,143	$ (1,490,599)	$ (925,453)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$501,564	$ 2,066,200	$ 2,567,764
Forward foreign currency exchange contracts	-	(11,355)	-	(11,355)
Swap contracts	(223,898)	-	-	(223,898)

Total	$(223,898)	$490,209	$ 2,066,200	$ 2,332,511

Please see the "Net Realized Gain/(Loss) on Investments" "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Credit default swaps, long	$ 161,411
Credit default swaps, short	40,911
Forward foreign currency exchange contracts, purchased	381,302
Forward foreign currency exchange contracts, sold	11,722,655
Futures contracts, purchased	71,556,574
Futures contracts, sold	47,597,871

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Multi-Sector Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $274,313,668, which represents 44.5% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

22	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.5000%, 2/15/23	1/24/18	$266,695	$264,965	0.1%
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.6000%, 4.1063%, 11/25/50	11/29/17	2,102,000	2,098,491	0.4
Moffett Towers Phase II, ICE LIBOR USD 3 Month + 2.8000%, 5.2560%, 6/15/21	06/25/18-12/04/18	2,093,965	2,088,180	0.3
Mural Lofts Loan, ICE LIBOR USD 3 Month + 8.9500%, 8.9500%, 8/1/22	7/13/17	1,945,000	1,945,000	0.3
Quiksilver Inc Bankruptcy Equity Certificate	5/27/16	10,390	16,330	0.0
Sofi Professional Loan Program 2018-D Trust	9/20/18	2,618,200	2,618,200	0.4
Total		$9,036,250	$9,031,166	1.5%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

Janus Investment Fund	23

Janus Henderson Multi-Sector Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$191,110,781	$-
Bank Loans and Mezzanine Loans	-	90,835,134	-
Corporate Bonds	-	245,544,173	-
Mortgage-Backed Securities	-	40,655,448	-
United States Treasury Notes/Bonds	-	31,425,458	-
Common Stocks	721,561	-	-
Preferred Stocks
Specialty Retail	-	-	16,330
All Other	-	2,883,322	-
Investment Companies	-	22,472,421	-
Total Investments in Securities	$721,561	$624,926,737	$16,330
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	78,864	-
Outstanding Swap Contracts, at Value	-	112,632	-
Variation Margin Receivable	348,725	-	-
Total Assets	$1,070,286	$625,118,233	$16,330
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$79,619	$-
Variation Margin Payable	3,656	-	-
Total Liabilities	$3,656	$79,619	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

24	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$603,192,207
Affiliated investments, at value(3)	22,472,421
Cash	1,203,921
Deposits with brokers for centrally cleared derivatives	420,000
Deposits with brokers for futures	1,220,000
Forward foreign currency exchange contracts	78,864
Cash denominated in foreign currency(4)	26,337
Closed foreign currency contracts	2,167
Outstanding swap contracts, at value(5)	112,632
Variation margin receivable	348,725
Non-interested Trustees' deferred compensation	14,848
Receivables:
Investments sold	8,056,286
Interest	5,163,818
Fund shares sold	4,884,946
Dividends from affiliates	49,911
Other assets	134,847
Total Assets	647,381,930
Liabilities:
Collateral for securities loaned (Note 3)	1,802,188
Forward foreign currency exchange contracts	79,619
Closed foreign currency contracts	2,518
Variation margin payable	3,656
Payables:	—
Investments purchased	24,624,848
Fund shares repurchased	3,975,884
Advisory fees	268,585
Dividends	70,267
Transfer agent fees and expenses	55,703
Professional fees	25,271
12b-1 Distribution and shareholder servicing fees	19,914
Non-interested Trustees' deferred compensation fees	14,848
Non-interested Trustees' fees and expenses	3,098
Custodian fees	2,390
Affiliated fund administration fees payable	1,269
Accrued expenses and other payables	78,774
Total Liabilities	31,028,832
Net Assets	$616,353,098

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Multi-Sector Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$632,631,283
Total distributable earnings (loss)	(16,278,185)
Total Net Assets	$616,353,098
Net Assets - Class A Shares	$13,353,944
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,413,256
Net Asset Value Per Share(6)	$9.45
Maximum Offering Price Per Share(7)	$9.92
Net Assets - Class C Shares	$19,500,934
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,063,436
Net Asset Value Per Share(6)	$9.45
Net Assets - Class D Shares	$42,579,679
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,505,601
Net Asset Value Per Share	$9.45
Net Assets - Class I Shares	$440,179,269
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	46,599,841
Net Asset Value Per Share	$9.45
Net Assets - Class N Shares	$3,703,415
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	391,974
Net Asset Value Per Share	$9.45
Net Assets - Class S Shares	$1,232,733
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	130,440
Net Asset Value Per Share	$9.45
Net Assets - Class T Shares	$95,803,124
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,142,306
Net Asset Value Per Share	$9.45

(1) Includes cost of $618,356,539.

(2) Includes $1,755,253 of securities on loan. See Note 3 in Notes to Financial Statements.

(3) Includes cost of $22,472,421.

(4) Includes cost of $26,337.

(5) Premiums paid $135,998.

(6) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(7) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

26	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Interest	$12,274,088
Dividends from affiliates	477,285
Dividends	172,551
Affiliated securities lending income, net	7,628
Other income	500,929
Foreign tax withheld	344
Total Investment Income	13,432,825
Expenses:
Advisory fees	1,417,230
12b-1 Distribution and shareholder servicing fees:
Class A Shares	18,828
Class C Shares	94,618
Class S Shares	1,547
Transfer agent administrative fees and expenses:
Class D Shares	23,008
Class S Shares	1,547
Class T Shares	114,958
Transfer agent networking and omnibus fees:
Class A Shares	3,786
Class C Shares	7,733
Class I Shares	96,091
Other transfer agent fees and expenses:
Class A Shares	661
Class C Shares	803
Class D Shares	2,764
Class I Shares	6,803
Class N Shares	60
Class S Shares	16
Class T Shares	968
Bank loan fees	161,051
Registration fees	114,806
Non-affiliated fund administration fees	42,217
Professional fees	34,628
Shareholder reports expense	18,257
Non-interested Trustees’ fees and expenses	7,501
Custodian fees	6,674
Affiliated fund administration fees	6,083
Other expenses	24,292
Total Expenses	2,206,930
Less: Excess Expense Reimbursement and Waivers	(99,026)
Net Expenses	2,107,904
Net Investment Income/(Loss)	11,324,921

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Multi-Sector Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(1,601,116)
Forward foreign currency exchange contracts	471,848
Futures contracts	(1,491,304)
Swap contracts	94,003
Total Net Realized Gain/(Loss) on Investments	(2,526,569)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(11,780,578)
Forward foreign currency exchange contracts	(11,355)
Futures contracts	2,567,764
Swap contracts	(223,898)
Total Change in Unrealized Net Appreciation/Depreciation	(9,448,067)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(649,715)

See Notes to Financial Statements.

28	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Statements of Changes in Net Assets

See footnotes at the end of the Statement.

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$11,324,921	$9,319,643
Net realized gain/(loss) on investments	(2,526,569)	363,178
Change in unrealized net appreciation/depreciation	(9,448,067)	(3,948,119)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(649,715)	5,734,702
Dividends and Distributions to Shareholders(1)
Class A Shares	(344,749)	N/A
Class C Shares	(359,264)	N/A
Class D Shares	(913,713)	N/A
Class I Shares	(7,774,189)	N/A
Class N Shares	(80,538)	N/A
Class S Shares	(27,108)	N/A
Class T Shares	(2,134,182)	N/A
Total Dividends and Distributions to Shareholders	(11,633,743)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(580,630)
Class C Shares	N/A	(429,418)
Class D Shares	N/A	(1,299,763)
Class I Shares	N/A	(5,042,696)
Class N Shares	N/A	(93,167)
Class S Shares	N/A	(50,276)
Class T Shares	N/A	(2,054,057)
Total Dividends from Net Investment Income	N/A	(9,550,007)
Distributions from Net Realized Gain from Investment Transactions(1)
Class A Shares	N/A	(91,138)
Class C Shares	N/A	(72,976)
Class D Shares	N/A	(168,745)
Class I Shares	N/A	(605,748)
Class N Shares	N/A	(10,931)
Class S Shares	N/A	(6,777)
Class T Shares	N/A	(292,667)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(1,248,982)
Net Decrease from Dividends and Distributions to Shareholders	(11,633,743)	(10,798,989)

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Multi-Sector Income Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Capital Share Transactions:
Class A Shares	$(2,008,143)	$7,624,053
Class C Shares	1,828,713	13,357,381
Class D Shares	12,166,617	7,302,201
Class I Shares	252,085,837	135,306,281
Class N Shares	1,091,174	1,186,108
Class S Shares	32,892	134,343
Class T Shares	22,342,112	59,707,739
Net Increase/(Decrease) from Capital Share Transactions	287,539,202	224,618,106
Net Increase/(Decrease) in Net Assets	275,255,744	219,553,819
Net Assets:
Beginning of period	341,097,354	121,543,535
End of period(2)	$616,353,098	$341,097,354

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $30,428 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

30	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017		2016	2015	2014(1)
Net Asset Value, Beginning of Period	$9.66	$9.83	$9.72		$9.84	$10.14	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.22	0.40	0.45		0.39	0.41	0.13
Net realized and unrealized gain/(loss)	(0.25)	(0.08)	0.19		(0.09)	(0.19)	0.14
Total from Investment Operations	(0.03)	0.32	0.64		0.30	0.22	0.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.43)	(0.51)		(0.41)	(0.48)	(0.13)
Distributions (from capital gains)	—	(0.06)	(0.02)		—	(0.04)	—
Return of capital	—	—	—		(0.01)	—	—
Total Dividends and Distributions	(0.18)	(0.49)	(0.53)		(0.42)	(0.52)	(0.13)
Net Asset Value, End of Period	$9.45	$9.66	$9.83		$9.72	$9.84	$10.14
Total Return*	0.11%	3.20%	6.78%		3.14%	2.19%	2.73%
Net Assets, End of Period (in thousands)	$13,354	$15,697	$8,412		$10,240	$2,222	$1,762
Average Net Assets for the Period (in thousands)	$15,002	$13,616	$10,263		$5,892	$1,977	$1,676
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.07%	1.11%	1.20%		1.52%	2.29%	6.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	0.99%	0.96%		1.00%	0.99%	1.00%
Ratio of Net Investment Income/(Loss)	4.45%	4.16%	4.60%		4.12%	4.16%	3.89%
Portfolio Turnover Rate	39%(3)	194%(3)	139%		76%	132%	74%
				1

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from February 28, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$9.67	$9.84	$9.72	$9.84	$10.14	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.18	0.33	0.38	0.33	0.34	0.11
Net realized and unrealized gain/(loss)	(0.25)	(0.09)	0.20	(0.10)	(0.20)	0.14
Total from Investment Operations	(0.07)	0.24	0.58	0.23	0.14	0.25
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.35)	(0.44)	(0.34)	(0.40)	(0.11)
Distributions (from capital gains)	—	(0.06)	(0.02)	—	(0.04)	—
Return of capital	—	—	—	(0.01)	—	—
Total Dividends and Distributions	(0.15)	(0.41)	(0.46)	(0.35)	(0.44)	(0.11)
Net Asset Value, End of Period	$9.45	$9.67	$9.84	$9.72	$9.84	$10.14
Total Return*	(0.39)%	2.40%	6.11%	2.46%	1.44%	2.48%
Net Assets, End of Period (in thousands)	$19,501	$18,101	$5,056	$3,844	$1,972	$1,798
Average Net Assets for the Period (in thousands)	$18,751	$12,273	$4,598	$2,921	$1,879	$1,685
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.85%	1.90%	1.94%	2.26%	3.04%	6.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.80%	1.79%	1.69%	1.69%	1.74%	1.75%
Ratio of Net Investment Income/(Loss)	3.68%	3.40%	3.93%	3.46%	3.40%	3.14%
Portfolio Turnover Rate	39%(3)	194%(3)	139%	76%	132%	74%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from February 28, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

32	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$9.67	$9.84	$9.72	$9.84	$10.14	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.22	0.43	0.48	0.42	0.43	0.13
Net realized and unrealized gain/(loss)	(0.25)	(0.10)	0.19	(0.10)	(0.20)	0.14
Total from Investment Operations	(0.03)	0.33	0.67	0.32	0.23	0.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.44)	(0.53)	(0.43)	(0.49)	(0.13)
Distributions (from capital gains)	—	(0.06)	(0.02)	—	(0.04)	—
Return of capital	—	—	—	(0.01)	—	—
Total Dividends and Distributions	(0.19)	(0.50)	(0.55)	(0.44)	(0.53)	(0.13)
Net Asset Value, End of Period	$9.45	$9.67	$9.84	$9.72	$9.84	$10.14
Total Return*	0.09%	3.36%	7.06%	3.34%	2.32%	2.72%
Net Assets, End of Period (in thousands)	$42,580	$31,328	$24,575	$11,396	$5,208	$2,690
Average Net Assets for the Period (in thousands)	$37,871	$28,932	$16,919	$8,733	$3,998	$2,204
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.98%	1.07%	1.41%	2.22%	6.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.84%	0.80%	0.81%	0.87%	1.03%
Ratio of Net Investment Income/(Loss)	4.66%	4.36%	4.89%	4.34%	4.30%	3.90%
Portfolio Turnover Rate	39%(3)	194%(3)	139%	76%	132%	74%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from February 28, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	33

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$9.66	$9.83	$9.72	$9.84	$10.14	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.23	0.43	0.49	0.41	0.44	0.14
Net realized and unrealized gain/(loss)	(0.25)	(0.09)	0.18	(0.08)	(0.20)	0.14
Total from Investment Operations	(0.02)	0.34	0.67	0.33	0.24	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.45)	(0.54)	(0.44)	(0.50)	(0.14)
Distributions (from capital gains)	—	(0.06)	(0.02)	—	(0.04)	—
Return of capital	—	—	—	(0.01)	—	—
Total Dividends and Distributions	(0.19)	(0.51)	(0.56)	(0.45)	(0.54)	(0.14)
Net Asset Value, End of Period	$9.45	$9.66	$9.83	$9.72	$9.84	$10.14
Total Return*	0.23%	3.46%	7.06%	3.48%	2.47%	2.81%
Net Assets, End of Period (in thousands)	$440,179	$196,433	$63,716	$29,216	$1,805	$1,763
Average Net Assets for the Period (in thousands)	$314,177	$110,623	$38,892	$6,816	$1,777	$1,677
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.87%	0.94%	1.03%	2.02%	5.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.76%	0.69%	0.68%	0.72%	0.74%
Ratio of Net Investment Income/(Loss)	4.78%	4.45%	5.00%	4.40%	4.41%	4.15%
Portfolio Turnover Rate	39%(3)	194%(3)	139%	76%	132%	74%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from February 28, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

34	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$9.67	$9.84	$9.72	$9.84	$10.14	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.23	0.44	0.48	0.43	0.44	0.14
Net realized and unrealized gain/(loss)	(0.25)	(0.09)	0.20	(0.10)	(0.20)	0.14
Total from Investment Operations	(0.02)	0.35	0.68	0.33	0.24	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.46)	(0.54)	(0.44)	(0.50)	(0.14)
Distributions (from capital gains)	—	(0.06)	(0.02)	—	(0.04)	—
Return of capital	—	—	—	(0.01)	—	—
Total Dividends and Distributions	(0.20)	(0.52)	(0.56)	(0.45)	(0.54)	(0.14)
Net Asset Value, End of Period	$9.45	$9.67	$9.84	$9.72	$9.84	$10.14
Total Return*	0.16%	3.51%	7.21%	3.49%	2.47%	2.82%
Net Assets, End of Period (in thousands)	$3,703	$2,696	$1,553	$2,694	$2,031	$1,763
Average Net Assets for the Period (in thousands)	$3,249	$2,017	$2,474	$2,336	$1,957	$1,677
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.84%	0.90%	1.28%	2.02%	5.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.69%	0.65%	0.67%	0.72%	0.74%
Ratio of Net Investment Income/(Loss)	4.79%	4.50%	4.90%	4.48%	4.42%	4.15%
Portfolio Turnover Rate	39%(3)	194%(3)	139%	76%	132%	74%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from February 28, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	35

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$9.67	$9.84	$9.72	$9.84	$10.14	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.21	0.40	0.44	0.41	0.39	0.12
Net realized and unrealized gain/(loss)	(0.25)	(0.09)	0.21	(0.10)	(0.20)	0.14
Total from Investment Operations	(0.04)	0.31	0.65	0.31	0.19	0.26
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.42)	(0.51)	(0.42)	(0.45)	(0.12)
Distributions (from capital gains)	—	(0.06)	(0.02)	—	(0.04)	—
Return of capital	—	—	—	(0.01)	—	—
Total Dividends and Distributions	(0.18)	(0.48)	(0.53)	(0.43)	(0.49)	(0.12)
Net Asset Value, End of Period	$9.45	$9.67	$9.84	$9.72	$9.84	$10.14
Total Return*	(0.09)%	3.12%	6.82%	3.26%	1.96%	2.65%
Net Assets, End of Period (in thousands)	$1,233	$1,228	$1,115	$1,909	$1,809	$1,801
Average Net Assets for the Period (in thousands)	$1,227	$1,181	$1,703	$1,809	$1,811	$1,699
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.49%	1.37%	1.40%	1.80%	2.52%	6.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.07%	1.02%	0.90%	1.22%	1.25%
Ratio of Net Investment Income/(Loss)	4.27%	4.13%	4.51%	4.26%	3.92%	3.65%
Portfolio Turnover Rate	39%(3)	194%(3)	139%	76%	132%	74%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from February 28, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

36	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$9.66	$9.83	$9.71	$9.84	$10.14	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.22	0.41	0.47	0.40	0.42	0.13
Net realized and unrealized gain/(loss)	(0.24)	(0.09)	0.19	(0.10)	(0.20)	0.14
Total from Investment Operations	(0.02)	0.32	0.66	0.30	0.22	0.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.43)	(0.52)	(0.42)	(0.48)	(0.13)
Distributions (from capital gains)	—	(0.06)	(0.02)	—	(0.04)	—
Return of capital	—	—	—	(0.01)	—	—
Total Dividends and Distributions	(0.19)	(0.49)	(0.54)	(0.43)	(0.52)	(0.13)
Net Asset Value, End of Period	$9.45	$9.66	$9.83	$9.71	$9.84	$10.14
Total Return*	0.14%	3.26%	6.97%	3.21%	2.21%	2.73%
Net Assets, End of Period (in thousands)	$95,803	$75,614	$17,117	$6,676	$4,384	$1,831
Average Net Assets for the Period (in thousands)	$90,929	$47,107	$10,244	$10,779	$2,607	$1,716
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.00%	1.06%	1.15%	1.55%	2.26%	6.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.94%	0.88%	0.88%	0.97%	1.00%
Ratio of Net Investment Income/(Loss)	4.54%	4.26%	4.84%	4.24%	4.20%	3.89%
Portfolio Turnover Rate	39%(3)	194%(3)	139%	76%	132%	74%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from February 28, 2014 (inception date) through June 30, 2014.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	37

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Multi-Sector Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks high current income with a secondary focus on capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

38	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	39

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2018.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

40	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

42	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date.

44	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

Janus Investment Fund	45

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

46	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support

Janus Investment Fund	47

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Notes to Financial Statements (unaudited)

through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Bank of America	$16,373	$(10,585)	$—	$5,788
Barclays Capital Inc	10,047	—	—	10,047
Citibank NA	16,049	(16,049)	—	—
Credit Suisse	112,632	—	—	112,632
Deutsche Bank AG	1,755,253	—	(1,755,253)	—
HSBC Securities (USA) Inc	24,847	—	—	24,847
JPMorgan Chase & Co	11,548	(11,548)	—	—

Total	$1,946,749	$(38,182)	$(1,755,253)	$153,314

48	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America	$10,585	$(10,585)	$—	$—
BNP Paribas	6,879	—	—	6,879
Citibank NA	48,448	(16,049)	—	32,399
JPMorgan Chase & Co	13,707	(11,548)	—	2,159

Total	$79,619	$(38,182)	$—	$41,437
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2018, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,755,253. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2018 is $1,802,188, resulting in the net amount due to the counterparty of $46,935.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on

50	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $200 Million	0.60
Next $500 Million	0.57
Over $700 Million	0.55

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.64% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or

52	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital  has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities.

Janus Investment Fund	53

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $5,438.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class A Shares paid CDSCs of $21 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $3,710.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	-	-
Class S Shares	85	0
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2018, the Fund engaged in cross trades amounting to $2,640,086 in purchases.

54	DECEMBER 31, 2018

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary difference  between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 640,830,344	$ 1,385,921	$(16,551,637)	$ (15,165,716)

Information on the tax components of derivatives as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 527,749	$ 2,772,271	$ (338,048)	$ 2,434,223

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Janus Investment Fund	55

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	758,760	$ 7,294,446	2,646,057	$ 25,994,325
Reinvested dividends and distributions	35,571	341,041	68,539	671,533
Shares repurchased	(1,005,182)	(9,643,630)	(1,945,972)	(19,041,805)
Net Increase/(Decrease)	(210,851)	$ (2,008,143)	768,624	$ 7,624,053
Class C Shares:
Shares sold	513,080	$ 4,917,583	1,569,662	$ 15,428,673
Reinvested dividends and distributions	37,466	359,159	51,299	502,325
Shares repurchased	(359,418)	(3,448,029)	(262,693)	(2,573,617)
Net Increase/(Decrease)	191,128	$ 1,828,713	1,358,268	$ 13,357,381
Class D Shares:
Shares sold	1,982,953	$ 19,021,935	1,798,803	$ 17,666,519
Reinvested dividends and distributions	87,512	838,527	137,984	1,353,727
Shares repurchased	(805,201)	(7,693,845)	(1,194,797)	(11,718,045)
Net Increase/(Decrease)	1,265,264	$ 12,166,617	741,990	$ 7,302,201
Class I Shares:
Shares sold	30,608,696	$293,422,956	17,719,471	$173,313,361
Reinvested dividends and distributions	784,227	7,503,643	576,920	5,645,175
Shares repurchased	(5,117,804)	(48,840,762)	(4,451,653)	(43,652,255)
Net Increase/(Decrease)	26,275,119	$252,085,837	13,844,738	$135,306,281
Class N Shares:
Shares sold	134,173	$ 1,293,790	167,812	$ 1,642,886
Reinvested dividends and distributions	8,413	80,538	10,624	104,098
Shares repurchased	(29,580)	(283,154)	(57,373)	(560,876)
Net Increase/(Decrease)	113,006	$ 1,091,174	121,063	$ 1,186,108
Class S Shares:
Shares sold	1,890	$ 18,127	8,269	$ 81,401
Reinvested dividends and distributions	2,828	27,108	5,815	57,052
Shares repurchased	(1,276)	(12,343)	(422)	(4,110)
Net Increase/(Decrease)	3,442	$ 32,892	13,662	$ 134,343
Class T Shares:
Shares sold	5,036,856	$ 48,325,700	7,387,426	$ 72,466,681
Reinvested dividends and distributions	222,756	2,133,948	239,444	2,342,789
Shares repurchased	(2,942,414)	(28,117,536)	(1,542,625)	(15,101,731)
Net Increase/(Decrease)	2,317,198	$ 22,342,112	6,084,245	$ 59,707,739

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$439,618,927	$ 173,883,964	$ 39,423,624	$ 8,042,890

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

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Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

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Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93028 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Select Value Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Select Value Fund

Janus Henderson Select Value Fund (unaudited)

FUND SNAPSHOT

As defensive value specialists, we look to invest in high quality companies with strong management teams, stable balance sheets, and durable competitive advantages that are trading at attractive valuations. We seek to achieve excess returns over full market cycles, with less risk than our benchmark and peers as measured by standard deviation, beta and down market capture.

Alec Perkins portfolio manager

PERFORMANCE REVIEW

During the six-month period ended December 31, 2018, Janus Henderson Select Value Fund’s Class I Shares returned -7.97%, underperforming the Fund’s benchmark, the Russell 3000® Value Index, which returned -7.51%. Financials, which were under pressure as the yield curve flattened and banks reported weak loan growth and higher funding costs, hurt relative performance. Though our underweight position contributed, stock selection in energy was one of the largest detractors to relative returns, driven largely by potential regulatory changes and poor performance from energy stocks given the decline in oil prices during the period. Within health care, our lack of exposure to managed care and distributors hurt performance as those industries were strong for the period. Our underweight and stock selection in communications services also detracted from relative returns.

Stock selection in information technology, specifically software, aided relative returns. Additionally, our holdings in real estate aided relative performance as our stocks were down less than those in the benchmark. Our consumer staples holdings also outperformed as many of our stocks are still posting solid organic growth in a challenging environment. Finally, industrials were another bright spot as our holdings continue to move higher, driven by more rapid GDP growth.

MARKET ENVIRONMENT

Stocks were volatile and lost ground during the period. While corporate earnings growth was solid through the third quarter, rising U.S. interest rates and global trade tensions all weighed on stocks for much of the period. In the fourth quarter, markets fell sharply driven by a number of issues including the strength of the economy, trade war fears, earnings releases that didn’t meet market expectations and credit deteriorating as high-yield spreads widened.

CONTRIBUTORS

Pfizer outperformed driven by a slightly better earnings outlook late in the period, relief from potential drug pricing pressure and a general rotation into the health care sector as investors seek more defensive positions in an increasingly expensive market. We believe Pfizer will be able to sustain low single-digit growth given its current pharmaceutical portfolio and pipeline. In addition, the company continues to review strategic options for the consumer health care business that could further unlock shareholder value. We trimmed some of the position on strength, but still maintain a substantial position in the portfolio.

Merck outperformed in the period after reporting better-than-expected earnings driven in part by strength in sales of Keytruda, a leading immuno-oncology drug. Furthermore, Merck and other large pharmaceutical companies benefited from less potential drug pricing pressure, and a general rotation into the health care sector as investors seek more defensive positions. We trimmed some of our holdings on strength, but still maintain a position in the portfolio.

Casey’s General Stores is an Iowa-based owner of convenience stores predominantly in the Midwest, but has also expanded into the Southeastern U.S. over the past few years. With Casey’s focus on small-town retail locations, and ownership of most of its real estate, we believe the company remains well positioned in the fragmented, but slowly consolidating convenience store space. In an encouraging sign, Casey’s is seeing initial signs of success with its recently announced Value Creation Plan that focuses on growth initiatives such as customer loyalty programs and fuel price optimization. Additionally, the company continues its cost-saving efforts and has been active on an increased share buyback plan. Casey’s has been a strong operator over the years and we retain a core position, though with the stock up meaningfully during the period – largely on better fuel pricing as profit per gallon was at a multi-year high – we

Janus Investment Fund	1

Janus Henderson Select Value Fund (unaudited)

trimmed our position as the reward-to-risk ratio has declined.

DETRACTORS

Laboratory Corporation underperformed during the period after the company lowered 2018 guidance due to weaker-than-expected volumes in the lab segment. The softness in demand was primarily due to slower growth in referred direct-to-consumer genetic testing, lower referral volume from hospitals and health systems, volume declines from certain managed care plans that will no longer be exclusive to LabCorp in 2019 and adverse weather. We believe the longer-term fundamental drivers for LabCorp remain intact for both its lab services business and contract research organization, and continue to hold our position.

Cedar Fair operates regional amusement parks and on-site hotels; it is geographically diversified with parks across nine states in the U.S. and one in Canada. We believe Cedar Fair has long-term opportunities to grow topline as it continues to build out undeveloped acres and increases penetration of its seasonal pass. The company reported soft revenue results during the period as some parks were impacted by weather and one ride opening was delayed in California. However, based on what we believe are Cedar Fair’s defensive characteristics, stable fundamentals and increasingly attractive reward to risk, we continue to hold our position.

Cadence Bancorp is a Houston, Texas-based bank that recently announced an acquisition that will grow the company’s presence throughout the Gulf Coast. Cadence underperformed in the period primarily due to a large sell-off in banks as well as weakness in crude oil prices, which may negatively impact the Texas economy, and additional expected dilution on the acquisition of State Bank. Cadence’s loan portfolio has 11% exposed to the oil and gas industry, which creates the need for higher loan loss allowances and lower earnings when the price of oil declines. The acquisition of State Bank was previously announced in May, but was updated in December to include an additional 4.3 million Cadence shares to account for the decline in Cadence’s stock price. Given limited downside in the name, we added to our position on weakness.

OUTLOOK AND POSITIONING

Our investment team is evaluating the recent equity market decline by reviewing the weakest areas (i.e., stocks with the biggest price declines). As a general matter, it seems that concerns about the duration of the economic cycle are spreading, and each particular sector and industry has its own dynamic to consider. For example, semiconductors and semiconductor equipment have been down substantially in the last few months. After several years of surging demand and record profits, companies are now seeing falling prices for memory chips, declining orders for equipment and weakening end demand.

Other areas seeing big declines include several materials and automobile and automotive components companies that have recently warned on earnings due to a combination of rising input costs, falling demand and trade war developments. Banks are also under pressure on weak loan growth and higher funding costs. Aggregating across the market’s laggards, the stock market consensus appears to be grappling with the idea that we may have passed the peak of the current expansion and benign investing environment.

In our opinion, as trading conditions become more volatile and sellers more fearful, the likelihood of identifying bargain stock prices grows. Pain on the other side of the trade is the first, but not the only, criteria. Second, the company should have a durable competitive advantage, such that, over time and through market cycles, it will be able to earn more than its fair share of profits. Third, the balance sheet should be well capitalized and liquid to enable the company to endure a much more difficult operating environment should that scenario lie ahead. Finally, a stock’s price should be low enough relative to a company’s earning power/net asset value so as to offer a margin of safety, should the market environment weaken further, and attractive return potential over the long term.

In addition to orienting our research effort around identifying stock bargains, we are mindful of correlations across the various cyclical exposures in our portfolios, as well as the aggregate weights we have in those areas. Given that we don’t know whether the economy and/or market are at the beginning of a major downturn, we are attempting to make our buys slowly and cautiously, particularly in the more cyclical areas of the market. At some point, the bull market will end, and divine patience should prove the most important investing attribute of all.

Thank you for your investment with us in Janus Henderson Select Value Fund.

2	DECEMBER 31, 2018

Janus Henderson Select Value Fund (unaudited)

Fund At A Glance

December 31, 2018

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Pfizer Inc	0.79%	Laboratory Corp of America Holdings	-1.21%
	Merck & Co Inc	0.68%	Cedar Fair LP	-0.72%
	Casey's General Stores Inc	0.52%	Cadence BanCorp	-0.70%
	Johnson & Johnson	0.31%	Occidental Petroleum Corp	-0.70%
	Check Point Software Technologies Ltd	0.28%	Schlumberger Ltd	-0.59%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	Russell 3000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Other**	0.63%	7.48%	0.00%
	Information Technology	0.56%	10.85%	9.74%
	Real Estate	0.48%	9.98%	5.29%
	Consumer Staples	0.39%	6.66%	7.13%
	Industrials	0.29%	8.80%	8.10%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	Russell 3000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Financials	-0.56%	22.90%	23.52%
	Communication Services	-0.52%	1.46%	5.10%
	Health Care	-0.48%	15.96%	14.22%
	Energy	-0.46%	6.91%	10.07%
	Utilities	-0.33%	2.88%	5.89%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	3

Janus Henderson Select Value Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
Johnson & Johnson
Pharmaceuticals	4.1%
Laboratory Corp of America Holdings
Health Care Providers & Services	3.9%
Oracle Corp
Software	3.9%
Pfizer Inc
Pharmaceuticals	3.4%
Lamar Advertising Co
Equity Real Estate Investment Trusts (REITs)	3.1%
18.4%

Asset Allocation - (% of Net Assets)
Common Stocks	91.9%
Repurchase Agreements	8.7%
Other	(0.6)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

4	DECEMBER 31, 2018

Janus Henderson Select Value Fund (unaudited)

Performance

See important disclosures on the next page.

					Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018					per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-8.04%	-7.32%	6.07%	9.45%	1.55%	1.31%
Class A Shares at MOP	-13.32%	-12.68%	4.83%	8.53%
Class C Shares at NAV	-8.45%	-8.04%	5.25%	8.60%	2.39%	2.07%
Class C Shares at CDSC	-9.24%	-8.84%	5.25%	8.60%
Class D Shares(1)	-8.03%	-7.18%	6.31%	9.68%	1.19%	1.07%
Class I Shares	-7.97%	-7.12%	6.38%	9.78%	1.08%	1.02%
Class N Shares	-7.97%	-7.06%	6.35%	9.63%	1.12%	0.93%
Class S Shares	-8.20%	-7.48%	6.06%	9.33%	2.17%	1.43%
Class T Shares	-8.02%	-7.23%	6.23%	9.59%	1.29%	1.17%
Russell 3000 Value Index	-7.51%	-8.58%	5.77%	11.47%
Morningstar Quartile - Class I Shares	-	1st	1st	3rd
Morningstar Ranking - based on total returns for Mid-Cap Blend Funds	-	53/473	36/389	228/366

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest,

Janus Investment Fund	5

Janus Henderson Select Value Fund (unaudited)

Performance

foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017 reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior August 4, 2017, the performance shown may have been different. The performance shown for periods following the Fund’s commencement Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 15, 2011

(1) Closed to certain new investors.

6	DECEMBER 31, 2018

Janus Henderson Select Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$919.60	$6.44	$1,000.00	$1,018.50	$6.77	1.33%
Class C Shares	$1,000.00	$915.50	$10.14	$1,000.00	$1,014.62	$10.66	2.10%
Class D Shares	$1,000.00	$919.70	$5.27	$1,000.00	$1,019.71	$5.55	1.09%
Class I Shares	$1,000.00	$920.30	$5.13	$1,000.00	$1,019.86	$5.40	1.06%
Class N Shares	$1,000.00	$920.30	$4.60	$1,000.00	$1,020.42	$4.84	0.95%
Class S Shares	$1,000.00	$918.00	$7.06	$1,000.00	$1,017.85	$7.43	1.46%
Class T Shares	$1,000.00	$919.80	$5.81	$1,000.00	$1,019.16	$6.11	1.20%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	7

Janus Henderson Select Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – 91.9%
Aerospace & Defense – 2.0%
BWX Technologies Inc	20,506	$783,944
United Technologies Corp	3,014	320,931
		1,104,875
Banks – 10.7%
Cadence BanCorp	38,466	645,459
Citigroup Inc	16,749	871,953
Citizens Financial Group Inc	29,547	878,432
Fulton Financial Corp	28,473	440,762
Pinnacle Financial Partners Inc	13,486	621,705
US Bancorp	32,611	1,490,323
Wells Fargo & Co	19,974	920,402
		5,869,036
Beverages – 2.7%
PepsiCo Inc	13,337	1,473,472
Biotechnology – 1.6%
Gilead Sciences Inc	13,658	854,308
Building Products – 0.4%
AO Smith Corp	5,516	235,533
Capital Markets – 1.6%
Cohen & Steers Inc	26,169	898,120
Chemicals – 2.0%
NewMarket Corp	2,712	1,117,588
Commercial Services & Supplies – 1.9%
UniFirst Corp/MA	3,405	487,153
Waste Connections Inc	7,143	530,368
		1,017,521
Consumer Finance – 1.7%
Discover Financial Services	10,739	633,386
Synchrony Financial	11,679	273,989
		907,375
Containers & Packaging – 1.0%
Graphic Packaging Holding Co	50,452	536,809
Diversified Financial Services – 2.7%
Berkshire Hathaway Inc*	7,396	1,510,115
Electric Utilities – 3.1%
Evergy Inc	10,670	605,736
Exelon Corp	13,799	622,335
PPL Corp	16,166	457,983
		1,686,054
Electrical Equipment – 2.8%
Generac Holdings Inc*	17,251	857,375
Thermon Group Holdings Inc*	34,489	699,437
		1,556,812
Energy Equipment & Services – 1.6%
Mammoth Energy Services Inc	18,230	327,775
Schlumberger Ltd	15,516	559,817
		887,592
Equity Real Estate Investment Trusts (REITs) – 10.2%
American Homes 4 Rent	14,906	295,884
Equity Commonwealth	50,854	1,526,129
Equity LifeStyle Properties Inc	13,964	1,356,323
Lamar Advertising Co	24,849	1,719,054
MedEquities Realty Trust Inc	44,641	305,344
Weyerhaeuser Co	17,829	389,742
		5,592,476
Food & Staples Retailing – 2.1%
Casey's General Stores Inc	9,167	1,174,659

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – 3.9%
Laboratory Corp of America Holdings*	16,936	$2,140,033
Hotels, Restaurants & Leisure – 2.7%
Cedar Fair LP	30,861	1,459,725
Household Products – 2.8%
Colgate-Palmolive Co	25,381	1,510,677
Information Technology Services – 1.0%
Cognizant Technology Solutions Corp	8,522	540,977
Insurance – 4.8%
Chubb Ltd	10,368	1,339,338
RenaissanceRe Holdings Ltd	9,644	1,289,403
		2,628,741
Interactive Media & Services – 3.0%
Alphabet Inc - Class A*	1,594	1,665,666
Machinery – 1.4%
Donaldson Co Inc	10,017	434,638
Lincoln Electric Holdings Inc	4,238	334,166
		768,804
Oil, Gas & Consumable Fuels – 3.6%
Cimarex Energy Co	6,432	396,533
Noble Energy Inc	17,947	336,686
Occidental Petroleum Corp	19,825	1,216,859
		1,950,078
Pharmaceuticals – 10.3%
Johnson & Johnson	17,610	2,272,571
Merck & Co Inc	20,550	1,570,226
Pfizer Inc	42,187	1,841,463
		5,684,260
Road & Rail – 0.9%
Union Pacific Corp	3,610	499,010
Semiconductor & Semiconductor Equipment – 1.8%
Analog Devices Inc	5,391	462,710
MKS Instruments Inc	8,564	553,320
		1,016,030
Software – 7.6%
Check Point Software Technologies Ltd*	10,496	1,077,414
Microsoft Corp	4,039	410,241
Oracle Corp	47,168	2,129,635
Synopsys Inc*	6,487	546,465
		4,163,755
Total Common Stocks (cost $52,298,178)		50,450,101
Repurchase Agreements – 8.7%
Undivided interest of 5.7% in a joint repurchase agreement (principal amount $83,900,000 with a maturity value of $83,913,284) with ING Financial Markets LLC, 2.8500%, dated 12/31/18, maturing 1/2/19 to be repurchased at $4,800,760 collateralized by $85,403,900 in U.S. Treasuries 1.1250% - 3.0000%, 4/30/20 - 11/15/47 with a value of $85,591,608 (cost $4,800,000)	$4,800,000	4,800,000
Total Investments (total cost $57,098,178) – 100.6%		55,250,101
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(319,264)
Net Assets – 100%		$54,930,837

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Select Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$54,172,687	98.0%
Israel	1,077,414	2.0

Total	$55,250,101	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 3000® Value Index	Russell 3000® Value Index reflects the performance of U.S. equities with lower price-to-book ratios and lower forecasted growth values.

LLC	Limited Liability Company
LP	Limited Partnership

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$50,450,101	$-	$-
Repurchase Agreements	-	4,800,000	-
Total Assets	$50,450,101	$4,800,000	$-

Janus Investment Fund	11

Janus Henderson Select Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$50,450,101
Repurchase agreements, at value(2)	4,800,000
Cash	38,624
Non-interested Trustees' deferred compensation	1,319
Receivables:
Fund shares sold	555,929
Dividends	93,344
Due from adviser	42,345
Foreign tax reclaims	5,360
Interest	760
Other assets	684
Total Assets	55,988,466
Liabilities:
Payables:	—
Investments purchased	822,473
Registration fees	61,592
Fund shares repurchased	56,140
Advisory fees	38,943
Non-affiliated fund administration fees payable	31,949
Professional fees	21,141
Transfer agent fees and expenses	15,269
Non-interested Trustees' deferred compensation fees	1,319
Custodian fees	728
Non-interested Trustees' fees and expenses	445
12b-1 Distribution and shareholder servicing fees	346
Affiliated fund administration fees payable	123
Accrued expenses and other payables	7,161
Total Liabilities	1,057,629
Net Assets	$54,930,837

See Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$57,176,443
Total distributable earnings (loss)	(2,245,606)
Total Net Assets	$54,930,837
Net Assets - Class A Shares	$559,870
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	49,691
Net Asset Value Per Share(3)	$11.27
Maximum Offering Price Per Share(4)	$11.96
Net Assets - Class C Shares	$247,479
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	22,608
Net Asset Value Per Share(3)	$10.95
Net Assets - Class D Shares	$20,634,626
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,822,319
Net Asset Value Per Share	$11.32
Net Assets - Class I Shares	$6,058,110
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	530,463
Net Asset Value Per Share	$11.42
Net Assets - Class N Shares	$1,652,082
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	146,007
Net Asset Value Per Share	$11.32
Net Assets - Class S Shares	$95,133
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,521
Net Asset Value Per Share	$11.16
Net Assets - Class T Shares	$25,683,537
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,271,182
Net Asset Value Per Share	$11.31

(1) Includes cost of $52,298,178.

(2) Includes cost of repurchase agreements of $4,800,000.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Select Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

See footnotes at end of statement.

Investment Income:
Dividends	$775,749
Interest	46,157
Foreign tax withheld	(322)
Total Investment Income	821,584
Expenses:
Advisory fees	250,320
12b-1 Distribution and shareholder servicing fees:
Class A Shares	690
Class C Shares	1,291
Class S Shares	129
Transfer agent administrative fees and expenses:
Class D Shares	13,617
Class S Shares	129
Class T Shares	37,131
Transfer agent networking and omnibus fees:
Class A Shares	324
Class C Shares	178
Class I Shares	3,639
Other transfer agent fees and expenses:
Class A Shares	38
Class C Shares	19
Class D Shares	2,884
Class I Shares	142
Class N Shares	46
Class T Shares	466
Registration fees	100,077
Non-affiliated fund administration fees	34,022
Professional fees	22,462
Shareholder reports expense	4,210
Custodian fees	1,432
Affiliated fund administration fees	757
Non-interested Trustees’ fees and expenses	169
Other expenses	6,296
Total Expenses	480,468
Less: Excess Expense Reimbursement and Waivers	(133,812)
Net Expenses	346,656
Net Investment Income/(Loss)	474,928

See Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Net Realized Gain/(Loss) on Investments:
Investments	$864,781
Total Net Realized Gain/(Loss) on Investments	864,781
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(6,033,359)
Total Change in Unrealized Net Appreciation/Depreciation	(6,033,359)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,693,650)

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Select Value Fund

Statements of Changes in Net Assets

See footnotes at the end of the Statement.

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018(1)

Operations:
Net investment income/(loss)	$474,928	$652,850
Net realized gain/(loss) on investments	864,781	23,933,116
Change in unrealized net appreciation/depreciation	(6,033,359)	(15,965,341)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,693,650)	8,620,625
Dividends and Distributions to Shareholders(2)
Class A Shares	(71,533)	N/A
Class C Shares	(28,580)	N/A
Class D Shares	(2,713,335)	N/A
Class I Shares	(671,427)	N/A
Class N Shares	(220,191)	N/A
Class S Shares	(13,113)	N/A
Class T Shares	(3,344,817)	N/A
Total Dividends and Distributions to Shareholders	(7,062,996)	N/A
Dividends from Net Investment Income(2)
Class A Shares	N/A	(34)
Class D Shares	N/A	(62,760)
Class I Shares	N/A	(224,086)
Class N Shares	N/A	(7,267)
Class S Shares	N/A	(77)
Class T Shares	N/A	(87,518)
Total Dividends from Net Investment Income	N/A	(381,742)
Distributions from Net Realized Gain from Investment Transactions(2)
Class A Shares	N/A	(25,425)
Class C Shares	N/A	(17,177)
Class D Shares	N/A	(1,216,858)
Class I Shares	N/A	(3,754,475)
Class N Shares	N/A	(80,225)
Class S Shares	N/A	(6,479)
Class T Shares	N/A	(1,377,232)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(6,477,871)
Net Decrease from Dividends and Distributions to Shareholders	(7,062,996)	(6,859,613)

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018(1)

Capital Share Transactions:
Class A Shares	$158,304	$47,665
Class C Shares	34,161	(96,525)
Class D Shares	3,177,778	(4,059,619)
Class I Shares	1,759,668	(69,901,413)
Class N Shares	435,517	1,605,383
Class S Shares	17,017	15,365
Class T Shares	953,351	19,655,417
Net Increase/(Decrease) from Capital Share Transactions	6,535,796	(52,733,727)
Net Increase/(Decrease) in Net Assets	(5,220,850)	(50,972,715)
Net Assets:
Beginning of period	60,151,687	111,124,402
End of period(3)	$54,930,837	$60,151,687

(1) Period from August 4, 2017 (inception date) through June 30, 2018 for Class N Shares.

(2) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(3) Net assets - End of period includes undistributed (overdistributed) net investment income of $234,978 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Select Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$14.13	$13.71	$12.20		$12.50	$12.85	$11.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.04	0.07		0.11	0.09	0.17
Net realized and unrealized gain/(loss)	(1.25)	1.12	2.15		0.35	0.31	1.79
Total from Investment Operations	(1.15)	1.16	2.22		0.46	0.40	1.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	—(2)	(0.12)		(0.04)	(0.17)	(0.11)
Distributions (from capital gains)	(1.53)	(0.74)	(0.59)		(0.72)	(0.58)	(0.76)
Total Dividends and Distributions	(1.71)	(0.74)	(0.71)		(0.76)	(0.75)	(0.87)
Net Asset Value, End of Period	$11.27	$14.13	$13.71		$12.20	$12.50	$12.85
Total Return*	(8.04)%	8.49%	18.43%		4.22%	3.21%	17.25%
Net Assets, End of Period (in thousands)	$560	$521	$457		$265	$95	$132
Average Net Assets for the Period (in thousands)	$547	$501	$351		$118	$120	$114
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.28%	1.55%	1.21%		1.17%	1.16%	1.34%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.33%	1.31%	1.11%		1.01%	1.03%	1.23%
Ratio of Net Investment Income/(Loss)	1.42%	0.29%	0.57%		0.96%	0.73%	1.39%
Portfolio Turnover Rate	28%	58%	49%		77%	54%	76%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.73	$13.43	$12.04	$12.39	$12.72	$11.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	(0.06)	(0.03)	(0.01)	(0.01)	0.08
Net realized and unrealized gain/(loss)	(1.21)	1.10	2.09	0.38	0.31	1.78
Total from Investment Operations	(1.17)	1.04	2.06	0.37	0.30	1.86
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	(0.08)	—	(0.05)	(0.06)
Distributions (from capital gains)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)	(0.76)
Total Dividends and Distributions	(1.61)	(0.74)	(0.67)	(0.72)	(0.63)	(0.82)
Net Asset Value, End of Period	$10.95	$13.73	$13.43	$12.04	$12.39	$12.72
Total Return*	(8.45)%	7.75%	17.34%	3.44%	2.43%	16.38%
Net Assets, End of Period (in thousands)	$247	$262	$352	$165	$54	$183
Average Net Assets for the Period (in thousands)	$256	$319	$244	$80	$116	$157
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.65%	2.38%	1.99%	1.98%	1.96%	2.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.10%	2.05%	1.89%	1.83%	1.83%	1.95%
Ratio of Net Investment Income/(Loss)	0.59%	(0.46)%	(0.23)%	(0.05)%	(0.05)%	0.65%
Portfolio Turnover Rate	28%	58%	49%	77%	54%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.19	$13.76	$12.23	$12.53	$12.88	$11.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.08	0.10	0.14	0.12	0.19
Net realized and unrealized gain/(loss)	(1.27)	1.13	2.14	0.35	0.32	1.81
Total from Investment Operations	(1.15)	1.21	2.24	0.49	0.44	2.00
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.04)	(0.12)	(0.07)	(0.21)	(0.14)
Distributions (from capital gains)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)	(0.76)
Total Dividends and Distributions	(1.72)	(0.78)	(0.71)	(0.79)	(0.79)	(0.90)
Net Asset Value, End of Period	$11.32	$14.19	$13.76	$12.23	$12.53	$12.88
Total Return*	(8.03)%	8.81%	18.60%	4.46%	3.49%	17.56%
Net Assets, End of Period (in thousands)	$20,635	$22,006	$25,384	$8,601	$6,612	$6,830
Average Net Assets for the Period (in thousands)	$22,518	$23,560	$19,932	$6,736	$6,494	$5,827
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.53%	1.19%	1.02%	1.00%	0.99%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.07%	0.89%	0.77%	0.80%	0.97%
Ratio of Net Investment Income/(Loss)	1.64%	0.53%	0.78%	1.14%	0.93%	1.57%
Portfolio Turnover Rate	28%	58%	49%	77%	54%	76%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.21	$13.78	$12.24	$12.54	$12.90	$11.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.10	0.12	0.14	0.13	0.22
Net realized and unrealized gain/(loss)	(1.27)	1.11	2.13	0.36	0.32	1.81
Total from Investment Operations	(1.15)	1.21	2.25	0.50	0.45	2.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.04)	(0.12)	(0.08)	(0.23)	(0.17)
Distributions (from capital gains)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)	(0.76)
Total Dividends and Distributions	(1.64)	(0.78)	(0.71)	(0.80)	(0.81)	(0.93)
Net Asset Value, End of Period	$11.42	$14.21	$13.78	$12.24	$12.54	$12.90
Total Return*	(7.97)%	8.84%	18.66%	4.50%	3.58%	17.76%
Net Assets, End of Period (in thousands)	$6,058	$5,391	$74,413	$70,980	$70,486	$80,260
Average Net Assets for the Period (in thousands)	$5,375	$60,942	$70,351	$68,578	$71,660	$72,827
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.54%	1.08%	0.93%	0.88%	0.84%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	0.99%	0.82%	0.72%	0.71%	0.79%
Ratio of Net Investment Income/(Loss)	1.66%	0.69%	0.88%	1.19%	1.02%	1.78%
Portfolio Turnover Rate	28%	58%	49%	77%	54%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Select Value Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the period ended June 30, 2018	2018	2018(1)
Net Asset Value, Beginning of Period	$14.20	$14.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.13	0.10
Net realized and unrealized gain/(loss)	(1.27)	0.85
Total from Investment Operations	(1.14)	0.95
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.07)
Distributions (from capital gains)	(1.53)	(0.74)
Total Dividends and Distributions	(1.74)	(0.81)
Net Asset Value, End of Period	$11.32	$14.20
Total Return*	(7.89)%	6.77%
Net Assets, End of Period (in thousands)	$1,652	$1,585
Average Net Assets for the Period (in thousands)	$1,741	$1,164
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.53%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	0.95%
Ratio of Net Investment Income/(Loss)	1.81%	0.76%
Portfolio Turnover Rate	28%	58%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.12	$13.71	$12.21	$12.49	$12.87	$11.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.04	0.08	0.12	0.07	0.14
Net realized and unrealized gain/(loss)	(1.26)	1.12	2.12	0.37	0.33	1.79
Total from Investment Operations	(1.17)	1.16	2.20	0.49	0.40	1.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.01)	(0.11)	(0.05)	(0.20)	(0.07)
Distributions (from capital gains)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)	(0.76)
Total Dividends and Distributions	(1.79)	(0.75)	(0.70)	(0.77)	(0.78)	(0.83)
Net Asset Value, End of Period	$11.16	$14.12	$13.71	$12.21	$12.49	$12.87
Total Return*	(8.20)%	8.47%	18.30%	4.41%	3.18%	16.91%
Net Assets, End of Period (in thousands)	$95	$100	$82	$54	$52	$15
Average Net Assets for the Period (in thousands)	$103	$114	$74	$51	$43	$14
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.78%	2.17%	1.34%	1.27%	1.23%	1.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.46%	1.34%	1.12%	0.89%	1.10%	1.45%
Ratio of Net Investment Income/(Loss)	1.27%	0.27%	0.60%	1.02%	0.54%	1.11%
Portfolio Turnover Rate	28%	58%	49%	77%	54%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through June 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.16	$13.76	$12.24	$12.51	$12.87	$11.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.06	0.09	0.12	0.09	0.19
Net realized and unrealized gain/(loss)	(1.26)	1.13	2.14	0.37	0.33	1.81
Total from Investment Operations	(1.15)	1.19	2.23	0.49	0.42	2.00
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.05)	(0.12)	(0.04)	(0.20)	(0.14)
Distributions (from capital gains)	(1.53)	(0.74)	(0.59)	(0.72)	(0.58)	(0.76)
Total Dividends and Distributions	(1.70)	(0.79)	(0.71)	(0.76)	(0.78)	(0.90)
Net Asset Value, End of Period	$11.31	$14.16	$13.76	$12.24	$12.51	$12.87
Total Return*	(8.02)%	8.65%	18.48%	4.43%	3.39%	17.52%
Net Assets, End of Period (in thousands)	$25,684	$30,287	$10,437	$2,125	$1,326	$2,022
Average Net Assets for the Period (in thousands)	$29,488	$22,955	$6,057	$1,593	$2,906	$1,595
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.60%	1.29%	1.10%	1.02%	1.01%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.20%	1.19%	1.00%	0.86%	0.89%	1.04%
Ratio of Net Investment Income/(Loss)	1.50%	0.43%	0.66%	1.05%	0.72%	1.53%
Portfolio Turnover Rate	28%	58%	49%	77%	54%	76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Select Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson

22	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Janus Investment Fund	23

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date

24	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and

Janus Investment Fund	25

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

26	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$4,800,000	$—	$(4,800,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s "base" fee rate prior to any performance adjustment (expressed as an annual rate) is 0.70%.

The investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark index. The Fund's benchmark index used in the calculation is the Russell 3000® Value Index.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based

Janus Investment Fund	27

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2018, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.83%.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund. Perkins (together with its predecessors), has been in the investment management business since 1984 and provides day-to-day management of the Fund’s portfolio operations subject to the general oversight of Janus Capital. Janus Capital owns 100% of Perkins.

Janus Capital pays Perkins a subadvisory fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements). The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund's performance relative to the Fund's benchmark index over the performance measurement period.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.82% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement

28	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the

Janus Investment Fund	29

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $732.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $19.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	-	-
Class S Shares	67	-*
Class T Shares	-	-

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2018, the Fund engaged in cross trades amounting to $108,017 in purchases.

30	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 57,110,251	$ 3,215,066	$ (5,075,216)	$ (1,860,150)

Janus Investment Fund	31

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018(1)
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	11,239	$ 156,268	10,767	$ 150,454
Reinvested dividends and distributions	6,404	71,533	1,812	25,459
Shares repurchased	(4,806)	(69,497)	(9,089)	(128,248)
Net Increase/(Decrease)	12,837	$ 158,304	3,490	$ 47,665
Class C Shares:
Shares sold	3,495	$ 38,780	3,836	$ 52,809
Reinvested dividends and distributions	2,634	28,580	1,255	17,177
Shares repurchased	(2,580)	(33,199)	(12,225)	(166,511)
Net Increase/(Decrease)	3,549	$ 34,161	(7,134)	$ (96,525)
Class D Shares:
Shares sold	180,190	$2,540,962	291,960	$ 4,135,546
Reinvested dividends and distributions	239,631	2,688,654	89,894	1,265,700
Shares repurchased	(148,623)	(2,051,838)	(675,263)	(9,460,865)
Net Increase/(Decrease)	271,198	$3,177,778	(293,409)	$ (4,059,619)
Class I Shares:
Shares sold	110,090	$1,351,113	77,556	$ 1,115,485
Reinvested dividends and distributions	59,313	671,427	282,167	3,978,561
Shares repurchased	(18,352)	(262,872)	(5,378,803)	(74,995,459)
Net Increase/(Decrease)	151,051	$1,759,668	(5,019,080)	$(69,901,413)
Class N Shares:
Shares sold	38,800	$ 571,493	128,602	$ 1,851,064
Reinvested dividends and distributions	19,642	220,191	6,214	87,492
Shares repurchased	(24,029)	(356,167)	(23,222)	(333,173)
Net Increase/(Decrease)	34,413	$ 435,517	111,594	$ 1,605,383
Class S Shares:
Shares sold	274	$ 3,918	3,116	$ 44,153
Reinvested dividends and distributions	1,185	13,113	467	6,556
Shares repurchased	(1)	(14)	(2,487)	(35,344)
Net Increase/(Decrease)	1,458	$ 17,017	1,096	$ 15,365
Class T Shares:
Shares sold	192,464	$2,674,097	1,841,933	$ 26,166,379
Reinvested dividends and distributions	298,378	3,344,817	103,827	1,459,806
Shares repurchased	(358,493)	(5,065,563)	(565,642)	(7,970,768)
Net Increase/(Decrease)	132,349	$ 953,351	1,380,118	$ 19,655,417
(1)	Period from August 4, 2017 (inception date) through June 30, 2018 for Class N Shares.

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$15,614,380	$ 17,670,352	$ -	$ -

32	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Notes to Financial Statements (unaudited)

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	33

Janus Henderson Select Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

34	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Janus Investment Fund	35

Janus Henderson Select Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

36	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

Janus Investment Fund	37

Janus Henderson Select Value Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

38	DECEMBER 31, 2018

Janus Henderson Select Value Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

Janus Investment Fund	39

Janus Henderson Select Value Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Janus Henderson Select Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Select Value Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Janus Henderson Select Value Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Janus Investment Fund	45

Janus Henderson Select Value Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

Janus Investment Fund	47

Janus Henderson Select Value Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

Janus Investment Fund	49

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93033 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Short-Term Bond Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Short-Term Bond Fund

Janus Henderson Short-Term Bond Fund (unaudited)

FUND SNAPSHOT This dynamic, short-duration bond fund seeks risk-adjusted returns and capital preservation. Our approach leverages a bottom-up, fundamentally driven investment process.	Mayur Saigal co-portfolio manager	Darrell Watters co-portfolio manager

PERFORMANCE OVERVIEW

For the six-month period ended December 31, 2018, Janus Henderson Short-Term Bond Fund’s Class I Shares returned 1.21%, compared with 1.52% for its benchmark, the Bloomberg Barclays 1-3 Year U.S. Government/ Credit Index.

MARKET ENVIRONMENT

A steady U.S. economic backdrop coupled with the emergence of rising wages initially caused many to fear that inflation would run ahead of Federal Reserve (Fed) expectations. The prospect of higher interest rates pushed yields on U.S. Treasuries higher for much of the period. That reversed near period end when escalating trade tensions and fears of slowing global economic growth led to a rally in government bonds. Fed rhetoric added to market volatility as it created concern over the possibility that the central bank might maintain its hiking cadence even amid economic and market weakness. Risk assets came under significant pressure, despite generally healthy corporate earnings. After reaching the tightest levels of this credit cycle earlier in 2018, spreads (the difference in yield between a security and its underlying risk-free benchmark) on corporate credit widened back in line with long-term averages. High yield fared worse than investment grade, due in part to a late-period plunge in oil prices.

The Fed raised its benchmark rate twice during the period. Front-end yields rose on Fed actions, but the yield on the 2-year Treasury note ended December at 2.49%, near where it began at 2.53% in June. The yield between the 5-year and 2-year notes narrowed to just 2 basis points (one basis point equals 0.01%).

PERFORMANCE DISCUSSION

The Fund underperformed its benchmark, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Bond Index, during the six-month period. Tightening financial conditions, diminished liquidity and the downgrades of two large investment-grade complexes helped to confirm our view that we are progressing through the later stages of the credit cycle. Given our late-cycle concerns and the darkening macroeconomic picture, we sought to lower the Fund’s risk exposure during the period. We reduced our allocations to corporate bonds and commercial paper. Amid the market’s repricing of Fed expectations, we also reevaluated our floating rate exposure and lowered our allocations to bank loans and asset-backed securities (ABS). We increased our Treasury allocation, which closed the period at approximately 24%, and extended duration (a measure of sensitivity to changes in interest rates) to 83% of the index.

Despite our efforts to reduce risk, it was our risk exposure that detracted most from relative performance. Our out-of-index allocation to high-yield corporate credit was negatively impacted by the dramatic spread widening in the asset class. We seek higher-quality, high-yield names, with consistent free-cash-flow generation potential and management teams committed to paying down debt, but even those names were challenged.

Our investment-grade corporate credit allocation also weighed on relative performance. This was partly due to our considerable overweight in a period where investors favored risk-free assets. Our out-of-index exposure to bank loans further weighed on results amid the quarter’s risk-off sentiment. Loan positions in Charter Communications and Hilton were among top individual detractors from relative returns.

Our positioning in asset-backed securities (ABS) aided relative performance. A stable economic backdrop, low unemployment, the strength of consumer balance sheets and personal tax reform gave us confidence in the consumer and we found attractive relative value opportunities in consumer-driven ABS stories. Our Treasuries positioning also proved beneficial. On a single name basis, a position in First Data Corporation was among the leading contributors to relative performance.

Janus Investment Fund	1

Janus Henderson Short-Term Bond Fund (unaudited)

The financial services company, which provides credit card processing services, called our position during the period.

OUTLOOK

There are plenty of risk factors on the horizon, including slowing global economic growth, unresolved trade disputes, the potential for Fed policy error and the continued progression of the credit cycle. As a result, we expect market volatility to persist in the new year. As we venture further into quantitative tightening by major central banks, we anticipate the removal of liquidity from the broader economy coupled with diminished liquidity in fixed income trading to exacerbate that volatility.

We will be closely monitoring U.S. economic data, particularly inflation figures, as well as Fed rhetoric. This will be pivotal in assessing the likelihood of the Fed hiking in excess of what is warranted and potentially accelerating a U.S. slowdown, versus it pausing in 2019. We are mindful of wage pressures and an uptick in oil prices near period end, as well as the importance of the U.S. dollar. Continued dollar weakness could create inflationary pressures and threaten the Fed’s ability to pause. However, our base case is that the Fed will be more cautious in its cadence throughout 2019. As we approach the end of the Fed’s hiking cycle, we will continue to review our floating rate allocation. And, as always, we will employ a tactical approach to yield curve positioning with a focus on capital preservation.

While the U.S. economic and corporate fundamental outlook is slowing, we do not expect an immediate acceleration toward the cycle’s end. We are monitoring the pace of slowing and the impact of Fed policy for insight into whether we are going through another modest slowdown in this extended cycle or if recession probabilities are increasing for 2020. High debt loads and diminishing liquidity create headwinds for the outlook. Tighter financial conditions and escalated market volatility could also negatively impact business confidence and capital investment trends in 2019. Despite recent spread widening, overall levels have only repriced to longer-term averages, which we generally do not believe offer just compensation for the stated risk factors and the likely increase in defaults and downgrades to come. Our outlook is cautious and we intend to be deliberate in our corporate credit positioning, emphasizing our highest-conviction names with consistent free-cash-flow generation potential, strong management teams and a commitment to paying down debt. Thorough vetting of opportunities, coupled with security avoidance remains critical as we strive to deliver on our core tenets of capital preservation and strong risk-adjusted returns.

Thank you for your investment in Janus Henderson Short-Term Bond Fund.

2	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund (unaudited)

Fund At A Glance

December 31, 2018

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	2.66%	2.77%
Class A Shares MOP	2.59%	2.69%
Class C Shares**	1.90%	2.01%
Class D Shares	2.82%	2.93%
Class I Shares	2.86%	2.96%
Class N Shares	2.96%	3.07%
Class S Shares	2.22%	2.57%
Class T Shares	2.73%	2.84%
Weighted Average Maturity		2.4. Years
Average Effective Duration***		1.5 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	4.0%
AA	27.1%
A	11.2%
BBB	34.1%
BB	13.7%
B	2.1%
Not Rated	6.9%
Other	0.9%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	57.8%
United States Treasury Notes/Bonds	24.1%
Asset-Backed/Commercial Mortgage-Backed Securities	13.0%
Bank Loans and Mezzanine Loans	3.0%
Investment Companies	0.5%
Other	1.6%
100.0%

Janus Investment Fund	3

Janus Henderson Short-Term Bond Fund (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the December 14, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	0.76%	0.73%	0.78%	2.16%	3.44%	0.79%	0.74%
Class A Shares at MOP	-1.87%	-1.87%	0.26%	1.67%	3.24%
Class C Shares at NAV	0.71%	0.30%	0.09%	1.45%	2.74%	1.57%	1.52%
Class C Shares at CDSC	-0.29%	-0.69%	0.09%	1.45%	2.74%
Class D Shares(1)	0.85%	0.90%	0.94%	2.29%	3.77%	0.65%	0.58%
Class I Shares	1.21%	0.95%	1.01%	2.20%	3.66%	0.57%	0.52%
Class N Shares	1.26%	1.04%	1.08%	2.20%	3.74%	0.50%	0.44%
Class S Shares	0.66%	0.54%	0.63%	1.91%	3.25%	1.03%	0.94%
Class T Shares	0.79%	0.79%	0.83%	2.20%	3.74%	0.73%	0.69%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	1.52%	1.60%	1.03%	1.52%	3.78%**
Morningstar Quartile - Class T Shares	-	3rd	4th	3rd	2nd
Morningstar Ranking - based on total returns for Short-Term Bond Funds	-	336/544	355/472	248/393	63/151

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 2.50%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

4	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – September 1, 1992

** The Bloomberg Barclays 1-3 Year U.S. Government/Credit Index’s since inception returns are calculated from August 31, 1992.

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson Short-Term Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$1,007.60	$4.00	$1,000.00	$1,021.22	$4.02	0.79%
Class C Shares	$1,000.00	$1,007.10	$7.84	$1,000.00	$1,017.39	$7.88	1.55%
Class D Shares	$1,000.00	$1,008.50	$3.14	$1,000.00	$1,022.08	$3.16	0.62%
Class I Shares	$1,000.00	$1,012.10	$2.94	$1,000.00	$1,022.28	$2.96	0.58%
Class N Shares	$1,000.00	$1,012.60	$2.44	$1,000.00	$1,022.79	$2.45	0.48%
Class S Shares	$1,000.00	$1,006.60	$4.96	$1,000.00	$1,020.27	$4.99	0.98%
Class T Shares	$1,000.00	$1,007.90	$3.69	$1,000.00	$1,021.53	$3.72	0.73%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 13.0%
American Credit Acceptance Receivables Trust 2017-2,
2.4600%, 4/12/21 (144A)	$883,464	$883,227
Capital One Multi-Asset Execution Trust, 1.9900%, 7/17/23	19,433,000	19,131,734
Cazenovia Creek Funding II LLC, 3.5607%, 7/15/30 (144A)	16,921,201	16,931,459
Cenovus Energy Inc, 5.7000%, 10/15/19	68,077	69,296
Citigroup Commercial Mortgage Trust 2014-GC25, 1.4850%, 10/10/47	113,651	113,462
Citigroup Commercial Mortgage Trust 2015-GC27, 1.3530%, 2/10/48	340,687	339,630
COMM 2014-CCRE19 Mortgage Trust, 1.4150%, 8/10/47	347,431	346,075
COMM 2014-CCRE20 Mortgage Trust, 1.3240%, 11/10/47	431,470	428,853
COMM 2015-CCRE25 Mortgage Trust, 1.7370%, 8/10/48	1,251,167	1,238,191
COMM 2015-LC19 Mortgage Trust, 1.3990%, 2/10/48	484,527	481,957
Conn's Receivables Funding 2017-B LLC, 4.5200%, 4/15/21 (144A)	3,870,059	3,878,440
Conn's Receivables Funding 2018-A LLC, 3.2500%, 1/15/23 (144A)	1,412,120	1,412,387
Csail 2015-C2 Commercial Mortgage Trust, 1.4544%, 6/15/57	209,283	208,535
DBJPM 16-C3 Mortgage Trust, 1.5020%, 8/10/49	2,164,239	2,116,000
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	10,603,775	10,331,258
Exeter Automobile Receivables Trust 2018-4, 3.6400%, 11/15/22 (144A)	2,984,000	2,983,353
First Investors Auto Owner Trust, 2.8400%, 5/16/22 (144A)	2,908,697	2,903,120
Foursight Capital Automobile Receivables Trust 2018-2,
3.6400%, 5/15/23 (144A)	2,403,000	2,420,685
Foursight Capital Automobile Receivables Trust 2018-2,
3.8000%, 11/15/23 (144A)	1,391,000	1,407,649
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.2000%, 4.7063%, 2/25/24‡	4,556,267	4,640,064
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8500%, 4.3563%, 10/25/27‡	1,461,319	1,479,336
Golden Credit Card Trust, 1.9800%, 4/15/22 (144A)	9,732,000	9,574,779
Golden Credit Card Trust, 2.6200%, 1/15/23 (144A)	8,707,000	8,661,689
GS Mortgage Securities Trust 2014-GC24, 1.5090%, 9/10/47	298,007	296,821
GS Mortgage Securities Trust 2015-GC28, 1.5280%, 2/10/48	334,661	333,089
Hertz Fleet Lease Funding LP,
ICE LIBOR USD 1 Month + 0.5000%, 2.8869%, 5/10/32 (144A)‡	7,038,000	7,046,229
Hertz Fleet Lease Funding LP, 3.2300%, 5/10/32 (144A)	5,748,000	5,767,082
JPMBB Commercial Mortgage Securities Trust 2015-C27, 1.4137%, 2/15/48	407,421	405,028
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25,
1.6150%, 10/15/48	2,329,991	2,300,031
OSCAR US Funding Trust VII LLC, 2.4500%, 12/10/21 (144A)	6,221,000	6,153,776
OSCAR US Funding Trust VII LLC, 2.7600%, 12/10/24 (144A)	6,221,000	6,130,397
Permanent Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3800%, 2.8163%, 7/15/58 (144A)‡	4,516,000	4,499,377
Prestige Auto Receivables Trust 2018-1, 3.7500%, 10/15/24 (144A)	1,689,000	1,707,544
Progress Residential 2015-SFR2 Trust, 5.0690%, 6/12/32 (144A)	6,639,000	6,685,596
PSNH Funding LLC 3, 3.0940%, 2/1/26	9,729,000	9,784,414
Santander Drive Auto Receivables Trust 2015-5, 2.7400%, 12/15/21	2,850,790	2,847,801
Santander Drive Auto Receivables Trust 2016-1, 3.0900%, 4/15/22	1,181,339	1,181,037
Santander Drive Auto Receivables Trust 2016-2, 2.6600%, 11/15/21	2,397,000	2,388,108
Santander Drive Auto Receivables Trust 2016-3, 2.4600%, 3/15/22	4,415,000	4,385,441
Santander Drive Auto Receivables Trust 2018-5, 3.5200%, 12/15/22	3,982,000	3,984,748
Santander Prime Auto Issuance Notes Trust 2018-A, 5.0400%, 9/15/25 (144A)	7,226,425	7,281,317
Silverstone Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3900%, 2.8590%, 1/21/70 (144A)‡	3,708,000	3,689,174
United Auto Credit Securitization Trust 2018-1, 3.0500%, 9/10/21 (144A)	2,904,000	2,892,982
Wells Fargo Commercial Mortgage Trust 2015-LC20, 1.4710%, 4/15/50	510,583	507,282
Wells Fargo Commercial Mortgage Trust 2015-LC22, 1.6390%, 9/15/58	1,039,617	1,028,675
Wells Fargo Commercial Mortgage Trust 2015-NXS3, 1.5040%, 9/15/57	1,392,104	1,379,230
Wells Fargo Commercial Mortgage Trust 2015-SG1, 1.5680%, 9/15/48	602,645	598,984
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $176,229,140)		175,255,342

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – 3.0%
Capital Goods – 0.3%
Reynolds Group Holdings Inc,
ICE LIBOR USD 3 Month + 2.7500%, 5.2724%, 2/5/23‡	$4,640,526	$4,408,500
Communications – 1.2%
Charter Communications Operating LLC,
ICE LIBOR USD 3 Month + 2.0000%, 4.5300%, 4/30/25‡	16,741,134	16,010,886
Consumer Cyclical – 0.8%
Golden Nugget LLC, ICE LIBOR USD 3 Month + 2.7500%, 5.2365%, 10/4/23‡	4,483,139	4,321,305
Hilton Worldwide Finance LLC,
ICE LIBOR USD 3 Month + 1.7500%, 4.2563%, 10/25/23‡	6,428,245	6,187,186
		10,508,491
Consumer Non-Cyclical – 0.4%
HCA Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 3/13/25‡	5,187,599	5,070,878
Electric – 0%
NRG Energy Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.2724%, 6/30/23‡	103,774	100,085
Technology – 0.1%
CommScope Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 12/29/22‡	929,616	878,487
Transportation – 0.2%
Hanjin International Corp,
ICE LIBOR USD 3 Month + 2.5000%, 4.9446%, 10/19/20‡	3,486,000	3,372,705
Total Bank Loans and Mezzanine Loans (cost $42,013,638)		40,350,032
Corporate Bonds – 57.8%
Banking – 17.5%
Ally Financial Inc, 3.5000%, 1/27/19	5,734,000	5,730,416
Bank of America Corp, 2.1510%, 11/9/20	10,856,000	10,659,160
Bank of America Corp, 2.5030%, 10/21/22	15,333,000	14,762,261
Capital One Financial Corp, 2.4000%, 10/30/20	5,608,000	5,489,279
Citibank NA, 1.8500%, 9/18/19	8,345,000	8,275,576
Citibank NA, ICE LIBOR USD 3 Month + 0.3200%, 2.8610%, 5/1/20‡	11,587,000	11,546,928
Citigroup Inc, 2.4500%, 1/10/20	24,745,000	24,543,622
Citizens Bank NA/Providence RI, 2.5000%, 3/14/19	13,580,000	13,567,041
Citizens Bank NA/Providence RI, 2.2500%, 3/2/20	5,185,000	5,128,855
First Republic Bank/CA, 2.3750%, 6/17/19	1,100,000	1,095,275
Goldman Sachs Group Inc, 2.7500%, 9/15/20	10,318,000	10,209,498
Goldman Sachs Group Inc, 3.0000%, 4/26/22	7,033,000	6,810,742
JPMorgan Chase & Co, 2.2950%, 8/15/21	20,623,000	20,119,838
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3400%, 2.8480%, 4/26/21‡	19,279,000	19,100,198
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8000%, 3.4141%, 2/14/20‡	12,944,000	12,944,337
National Australia Bank Ltd/New York, 2.2500%, 1/10/20	5,932,000	5,881,056
National Australia Bank Ltd/New York, 2.1250%, 5/22/20	10,573,000	10,419,810
PNC Bank NA, 2.0000%, 5/19/20	15,549,000	15,304,809
Synchrony Financial, 2.6000%, 1/15/19	8,028,000	8,025,264
Synchrony Financial, 3.0000%, 8/15/19	6,075,000	6,034,984
Toronto-Dominion Bank, 2.5500%, 1/25/21	13,705,000	13,565,295
UBS AG/London, 2.4500%, 12/1/20 (144A)	6,029,000	5,916,336
		235,130,580
Basic Industry – 5.9%
Allegheny Technologies Inc, 5.9500%, 1/15/21	10,128,000	9,925,440
Anglo American Capital PLC, 4.1250%, 4/15/21 (144A)	3,452,000	3,449,959
Anglo American Capital PLC, 3.7500%, 4/10/22 (144A)	209,000	204,318
ArcelorMittal, 5.1250%, 6/1/20	5,964,000	6,064,614
ArcelorMittal, 5.5000%, 3/1/21	1,162,000	1,195,063
CF Industries Inc, 7.1250%, 5/1/20	17,154,000	17,668,620
CF Industries Inc, 3.4000%, 12/1/21 (144A)	1,045,000	1,024,595
Ecolab Inc, 2.0000%, 1/14/19	8,762,000	8,758,651
Freeport-McMoRan Inc, 3.5500%, 3/1/22	7,828,000	7,407,245
Glencore Finance Canada Ltd, 4.9500%, 11/15/21 (144A)	1,183,000	1,208,273
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	279,000	275,513
INVISTA Finance LLC, 4.2500%, 10/15/19 (144A)	5,242,000	5,203,177

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Platform Specialty Products Corp, 6.5000%, 2/1/22 (144A)	$725,000	$725,000
Sherwin-Williams Co, 2.2500%, 5/15/20	5,822,000	5,732,030
Steel Dynamics Inc, 5.1250%, 10/1/21	10,035,000	10,022,456
		78,864,954
Brokerage – 1.3%
Charles Schwab Corp, ICE LIBOR USD 3 Month + 0.3200%, 2.9658%, 5/21/21‡	7,936,000	7,902,843
E*TRADE Financial Corp, 2.9500%, 8/24/22	9,923,000	9,626,342
		17,529,185
Capital Goods – 7.6%
Arconic Inc, 6.1500%, 8/15/20	10,590,000	10,802,560
Arconic Inc, 5.4000%, 4/15/21	8,623,000	8,706,968
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	1,552,000	1,478,280
Ball Corp, 4.3750%, 12/15/20	21,688,000	21,769,330
Bemis Co Inc, 6.8000%, 8/1/19	2,040,000	2,084,128
CNH Industrial Capital LLC, 4.3750%, 4/5/22	4,384,000	4,402,851
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.2900%, 2.9081%, 5/11/20‡	1,054,000	1,052,599
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.3800%, 2.9981%, 5/11/21‡	1,054,000	1,050,432
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	8,870,000	9,011,476
Northrop Grumman Corp, 2.0800%, 10/15/20	11,403,000	11,180,801
Rockwell Collins Inc, 1.9500%, 7/15/19	2,996,000	2,973,978
Sealed Air Corp, 6.5000%, 12/1/20 (144A)	11,310,000	11,705,850
Vulcan Materials Co, ICE LIBOR USD 3 Month + 0.6500%, 2.9708%, 3/1/21‡	16,177,000	16,055,570
		102,274,823
Communications – 2.8%
American Tower Corp, 3.4000%, 2/15/19	12,981,000	12,988,337
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.5790%, 7/23/20	7,920,000	7,910,168
Lamar Media Corp, 5.0000%, 5/1/23	136,000	135,320
Sirius XM Radio Inc, 3.8750%, 8/1/22 (144A)	264,000	252,688
TEGNA Inc, 5.1250%, 10/15/19	2,031,000	2,030,045
T-Mobile USA Inc, 6.0000%, 3/1/23	7,906,000	7,944,977
T-Mobile USA Inc, 6.3750%, 3/1/25	4,439,000	4,494,310
Zayo Group LLC / Zayo Capital Inc, 6.0000%, 4/1/23	1,415,000	1,338,944
		37,094,789
Consumer Cyclical – 3.6%
Fiat Chrysler Automobiles NV, 4.5000%, 4/15/20	1,308,000	1,309,570
Ford Motor Credit Co LLC, 2.9430%, 1/8/19	8,131,000	8,131,026
General Motors Financial Co Inc, 3.1000%, 1/15/19	512,000	511,980
General Motors Financial Co Inc, 2.6500%, 4/13/20	6,348,000	6,249,026
GLP Capital LP / GLP Financing II Inc, 4.8750%, 11/1/20	2,023,000	2,040,195
Hyundai Capital America,
ICE LIBOR USD 3 Month + 0.9400%, 3.3481%, 7/8/21 (144A)‡	7,791,000	7,768,253
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp, 6.7500%, 11/15/21 (144A)	740,000	747,400
Lennar Corp, 4.7500%, 4/1/21	4,350,000	4,311,937
M/I Homes Inc, 6.7500%, 1/15/21	4,057,000	4,036,715
Meritage Homes Corp, 7.1500%, 4/15/20	9,504,000	9,694,080
MGM Resorts International, 5.2500%, 3/31/20	1,734,000	1,738,335
Michaels Stores Inc, 5.8750%, 12/15/20 (144A)	2,039,000	2,033,903
Schaeffler Finance BV, 4.7500%, 5/15/23 (144A)	506,000	484,495
		49,056,915
Consumer Non-Cyclical – 7.0%
Becton Dickinson and Co, 2.1330%, 6/6/19	5,206,000	5,175,691
Becton Dickinson and Co, 2.4040%, 6/5/20	6,197,000	6,102,536
Cardinal Health Inc, 1.9480%, 6/14/19	5,667,000	5,637,843
Constellation Brands Inc, 3.8750%, 11/15/19	6,451,000	6,475,070
Constellation Brands Inc, 3.7500%, 5/1/21	5,111,000	5,148,980
Constellation Brands Inc, 2.7000%, 5/9/22	2,891,000	2,792,229

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Elanco Animal Health Inc, 3.9120%, 8/27/21 (144A)	$2,780,000	$2,797,181
HCA Inc, 4.2500%, 10/15/19	1,886,000	1,881,285
Molson Coors Brewing Co, 1.9000%, 3/15/19	9,690,000	9,662,423
Molson Coors Brewing Co, 2.2500%, 3/15/20	9,690,000	9,556,740
Newell Brands Inc, 2.6000%, 3/29/19	1,220,000	1,217,967
Shire Acquisitions Investments Ireland DAC, 1.9000%, 9/23/19	11,678,000	11,514,529
Tenet Healthcare Corp, 4.7500%, 6/1/20	1,045,000	1,042,492
Teva Pharmaceutical Finance Co BV, 3.6500%, 11/10/21	5,882,000	5,572,728
Teva Pharmaceutical Finance Netherlands III BV, 1.7000%, 7/19/19	1,483,000	1,459,997
Teva Pharmaceutical Finance Netherlands III BV, 2.2000%, 7/21/21	9,373,000	8,615,427
Zimmer Biomet Holdings Inc, 2.7000%, 4/1/20	10,055,000	9,957,728
		94,610,846
Electric – 0.5%
Dominion Energy Inc, 1.6000%, 8/15/19	6,213,000	6,143,914
Vistra Energy Corp, 7.3750%, 11/1/22	471,000	486,308
		6,630,222
Energy – 4.5%
Antero Resources Corp, 5.3750%, 11/1/21	2,431,000	2,345,915
EnLink Midstream Partners LP, 2.7000%, 4/1/19	7,782,000	7,733,341
Enterprise Products Operating LLC, 2.8500%, 4/15/21	8,653,000	8,566,352
Kinder Morgan Energy Partners LP, 2.6500%, 2/1/19	5,393,000	5,390,124
Kinder Morgan Inc/DE, 3.0500%, 12/1/19	25,395,000	25,248,972
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	7,107,000	6,964,860
NuStar Logistics LP, 4.8000%, 9/1/20	3,097,000	3,035,060
Western Gas Partners LP, 5.3750%, 6/1/21	1,278,000	1,316,265
		60,600,889
Insurance – 0.4%
Centene Corp, 5.6250%, 2/15/21	5,820,000	5,834,550
Natural Gas – 1.2%
Kinder Morgan Inc/DE, ICE LIBOR USD 3 Month + 1.2800%, 3.7163%, 1/15/23‡	9,401,000	9,191,085
Sempra Energy, ICE LIBOR USD 3 Month + 0.2500%, 2.6863%, 7/15/19‡	5,905,000	5,887,595
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.9363%, 1/15/21‡	1,659,000	1,631,139
		16,709,819
Owned No Guarantee – 0.4%
Syngenta Finance NV, 3.6980%, 4/24/20 (144A)	2,784,000	2,763,446
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	2,573,000	2,537,751
		5,301,197
Real Estate Investment Trusts (REITs) – 0.6%
SL Green Operating Partnership LP,
ICE LIBOR USD 3 Month + 0.9800%, 3.6090%, 8/16/21‡	7,496,000	7,450,274
Technology – 4.4%
Analog Devices Inc, 2.9500%, 1/12/21	11,782,000	11,678,277
Broadcom Corp / Broadcom Cayman Finance Ltd, 2.3750%, 1/15/20	8,159,000	8,056,217
Broadcom Corp / Broadcom Cayman Finance Ltd, 2.2000%, 1/15/21	15,196,000	14,690,507
EMC Corp, 2.6500%, 6/1/20	15,014,000	14,417,631
Iron Mountain Inc, 4.3750%, 6/1/21 (144A)	5,982,000	5,907,225
Total System Services Inc, 3.8000%, 4/1/21	3,925,000	3,924,080
		58,673,937
Transportation – 0.1%
United Continental Holdings Inc, 6.0000%, 12/1/20	1,859,000	1,905,475
Total Corporate Bonds (cost $789,747,593)		777,668,455
United States Treasury Notes/Bonds – 24.1%
2.6250%, 7/31/20	22,718,000	22,743,244
2.6250%, 8/31/20	59,514,900	59,586,820
2.7500%, 9/30/20	51,232,000	51,416,888
2.8750%, 10/31/20	41,664,000	41,917,541
2.7500%, 11/30/20	81,711,000	82,055,502
2.7500%, 8/15/21	15,203,000	15,303,855

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds – (continued)
2.8750%, 10/15/21	$990,000	$1,000,354
2.8750%, 9/30/23	7,081,000	7,195,796
2.8750%, 10/31/23	35,760,000	36,353,293
2.8750%, 11/30/23	6,934,000	7,054,379
Total United States Treasury Notes/Bonds (cost $322,466,769)		324,627,672
Investment Companies – 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£ (cost $6,724,000)	6,724,000	6,724,000
Total Investments (total cost $1,337,181,140) – 98.4%		1,324,625,501
Cash, Receivables and Other Assets, net of Liabilities – 1.6%		20,900,237
Net Assets – 100%		$1,345,525,738

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,210,072,377	91.4%
Canada	32,146,572	2.4
Australia	16,300,866	1.2
Israel	15,648,152	1.2
Switzerland	12,425,806	0.9
Japan	12,284,173	0.9
Luxembourg	7,259,677	0.6
United Kingdom	4,998,744	0.4
Netherlands	4,499,377	0.3
South Africa	3,654,277	0.3
South Korea	3,372,705	0.3
Ireland	1,478,280	0.1
Germany	484,495	0.0

Total	$1,324,625,501	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	$168,826	$-	$-	$6,724,000

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	8,486,000	494,732,893	(496,494,893)	6,724,000

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$ (150,603)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$ 346,517

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value
Futures contracts, sold	$11,069,560

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index measures Treasuries, government-related issues and corporates with maturity between 1-3 years.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $185,701,499, which represents 13.8% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$175,255,342	$-
Bank Loans and Mezzanine Loans	-	40,350,032	-
Corporate Bonds	-	777,668,455	-
United States Treasury Notes/Bonds	-	324,627,672	-
Investment Companies	-	6,724,000	-
Total Assets	$-	$1,324,625,501	$-

Janus Investment Fund	13

Janus Henderson Short-Term Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$1,317,901,501
Affiliated investments, at value(2)	6,724,000
Cash	922,011
Non-interested Trustees' deferred compensation	32,458
Receivables:
Interest	9,690,643
Investments sold	7,353,463
Fund shares sold	6,729,883
Dividends from affiliates	13,114
Other assets	479,496
Total Assets	1,349,846,569
Liabilities:
Payables:	—
Fund shares repurchased	3,075,425
Advisory fees	499,899
Transfer agent fees and expenses	249,775
Dividends	151,455
Non-affiliated fund administration fees payable	53,178
12b-1 Distribution and shareholder servicing fees	43,060
Non-interested Trustees' deferred compensation fees	32,458
Professional fees	32,405
Non-interested Trustees' fees and expenses	10,982
Affiliated fund administration fees payable	2,964
Custodian fees	2,563
Accrued expenses and other payables	166,667
Total Liabilities	4,320,831
Net Assets	$1,345,525,738

See Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,393,631,371
Total distributable earnings (loss)	(48,105,633)
Total Net Assets	$1,345,525,738
Net Assets - Class A Shares	$70,401,032
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	23,700,591
Net Asset Value Per Share(3)	$2.97
Maximum Offering Price Per Share(4)	$3.05
Net Assets - Class C Shares	$39,513,410
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,322,847
Net Asset Value Per Share(3)	$2.97
Net Assets - Class D Shares	$178,058,462
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	59,906,977
Net Asset Value Per Share	$2.97
Net Assets - Class I Shares	$414,513,589
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	139,625,220
Net Asset Value Per Share	$2.97
Net Assets - Class N Shares	$71,626,732
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,140,563
Net Asset Value Per Share	$2.97
Net Assets - Class S Shares	$1,216,733
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	410,599
Net Asset Value Per Share	$2.96
Net Assets - Class T Shares	$570,195,780
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	191,806,915
Net Asset Value Per Share	$2.97

(1) Includes cost of $1,330,457,140.

(2) Includes cost of $6,724,000.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/97.5 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Short-Term Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Interest	$20,927,841
Dividends from affiliates	168,826
Other income	558,721
Total Investment Income	21,655,388
Expenses:
Advisory fees	4,060,009
12b-1 Distribution and shareholder servicing fees:
Class A Shares	64,997
Class C Shares	143,212
Class S Shares	1,797
Transfer agent administrative fees and expenses:
Class D Shares	101,751
Class S Shares	1,797
Class T Shares	893,815
Transfer agent networking and omnibus fees:
Class A Shares	12,582
Class C Shares	8,690
Class I Shares	208,626
Other transfer agent fees and expenses:
Class A Shares	2,029
Class C Shares	1,086
Class D Shares	16,911
Class I Shares	9,103
Class N Shares	1,227
Class S Shares	24
Class T Shares	4,459
Registration fees	86,775
Shareholder reports expense	50,676
Professional fees	36,767
Affiliated fund administration fees	18,427
Non-interested Trustees’ fees and expenses	13,150
Custodian fees	4,372
Other expenses	79,946
Total Expenses	5,822,228
Less: Excess Expense Reimbursement and Waivers	(837,787)
Net Expenses	4,984,441
Net Investment Income/(Loss)	16,670,947
Net Realized Gain/(Loss) on Investments:
Investments	(4,844,019)
Futures contracts	(150,603)
Total Net Realized Gain/(Loss) on Investments	(4,994,622)
Change in Unrealized Net Appreciation/Depreciation:
Investments and non-interested Trustees’ deferred compensation	2,098,095
Futures contracts	346,517
Total Change in Unrealized Net Appreciation/Depreciation	2,444,612
Net Increase/(Decrease) in Net Assets Resulting from Operations	$14,120,937

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$16,670,947	$32,719,337
Net realized gain/(loss) on investments	(4,994,622)	(8,982,572)
Change in unrealized net appreciation/depreciation	2,444,612	(19,011,711)
Net Increase/(Decrease) in Net Assets Resulting from Operations	14,120,937	4,725,054
Dividends and Distributions to Shareholders(1)
Class A Shares	(566,099)	N/A
Class C Shares	(203,464)	N/A
Class D Shares	(1,986,206)	N/A
Class I Shares	(5,156,228)	N/A
Class N Shares	(889,160)	N/A
Class S Shares	(14,149)	N/A
Class T Shares	(7,941,895)	N/A
Total Dividends and Distributions to Shareholders	(16,757,201)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(1,043,924)
Class C Shares	N/A	(314,486)
Class D Shares	N/A	(3,288,836)
Class I Shares	N/A	(10,187,374)
Class N Shares	N/A	(930,873)
Class S Shares	N/A	(27,449)
Class T Shares	N/A	(17,414,755)
Total Dividends from Net Investment Income	N/A	(33,207,697)
Net Decrease from Dividends and Distributions to Shareholders	(16,757,201)	(33,207,697)
Capital Share Transactions:
Class A Shares	18,364,240	(29,707,571)
Class C Shares	12,308,435	(12,747,241)
Class D Shares	10,752,020	(9,662,831)
Class I Shares	(38,505,538)	(92,449,538)
Class N Shares	9,955,465	34,188,188
Class S Shares	(355,077)	(627,782)
Class T Shares	(199,415,233)	(374,793,637)
Net Increase/(Decrease) from Capital Share Transactions	(186,895,688)	(485,800,412)
Net Increase/(Decrease) in Net Assets	(189,531,952)	(514,283,055)
Net Assets:
Beginning of period	1,535,057,690	2,049,340,745
End of period(2)	$1,345,525,738	$1,535,057,690

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $(201,941) as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Short-Term Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$2.98	$3.02	$3.04		$3.04	$3.07	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.05	0.04		0.03	0.04	0.04
Net realized and unrealized gain/(loss)	(0.01)	(0.04)	(0.02)		—(2)	(0.03)	0.03
Total from Investment Operations	0.02	0.01	0.02		0.03	0.01	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	(0.04)		(0.03)	(0.04)	(0.04)
Distributions (from capital gains)	—	—	—		—	—(2)	(0.01)
Total Dividends and Distributions	(0.03)	(0.05)	(0.04)		(0.03)	(0.04)	(0.05)
Net Asset Value, End of Period	$2.97	$2.98	$3.02		$3.04	$3.04	$3.07
Total Return*	0.76%	0.41%	0.59%		1.07%	0.35%	2.33%
Net Assets, End of Period (in thousands)	$70,401	$52,118	$82,707		$140,541	$155,365	$171,464
Average Net Assets for the Period (in thousands)	$51,316	$61,037	$118,037		$149,362	$169,622	$164,880
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.90%	0.90%		0.90%	0.90%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.80%		0.80%	0.80%	0.77%
Ratio of Net Investment Income/(Loss)	2.17%	1.69%	1.18%		1.06%	1.21%	1.41%
Portfolio Turnover Rate	50%	78%	82%		78%	84%	78%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$2.97	$3.02	$3.04	$3.03	$3.07	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.03	0.01	0.01	0.01	0.02
Net realized and unrealized gain/(loss)	—(2)	(0.05)	(0.02)	0.01	(0.04)	0.03
Total from Investment Operations	0.02	(0.02)	(0.01)	0.02	(0.03)	0.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	(0.01)	(0.01)	(0.01)	(0.02)
Distributions (from capital gains)	—	—	—	—	—(2)	(0.01)
Total Dividends and Distributions	(0.02)	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)
Net Asset Value, End of Period	$2.97	$2.97	$3.02	$3.04	$3.03	$3.07
Total Return*	0.71%	(0.69)%	(0.17)%	0.71%	(0.75)%	1.52%
Net Assets, End of Period (in thousands)	$39,513	$27,253	$40,512	$54,355	$54,465	$68,852
Average Net Assets for the Period (in thousands)	$28,203	$33,426	$48,661	$54,760	$61,751	$74,487
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.68%	1.67%	1.66%	1.58%	1.67%	1.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.55%	1.56%	1.56%	1.48%	1.57%	1.56%
Ratio of Net Investment Income/(Loss)	1.42%	0.91%	0.45%	0.37%	0.44%	0.60%
Portfolio Turnover Rate	50%	78%	82%	78%	84%	78%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$2.98	$3.03	$3.05	$3.04	$3.08	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.06	0.04	0.04	0.04	0.05
Net realized and unrealized gain/(loss)	—(2)	(0.05)	(0.02)	0.01	(0.04)	0.04
Total from Investment Operations	0.03	0.01	0.02	0.05	—	0.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.06)	(0.04)	(0.04)	(0.04)	(0.05)
Distributions (from capital gains)	—	—	—	—	—(2)	(0.01)
Total Dividends and Distributions	(0.04)	(0.06)	(0.04)	(0.04)	(0.04)	(0.06)
Net Asset Value, End of Period	$2.97	$2.98	$3.03	$3.05	$3.04	$3.08
Total Return*	0.85%	0.24%	0.75%	1.56%	0.19%	2.77%
Net Assets, End of Period (in thousands)	$178,058	$167,616	$180,025	$191,793	$188,072	$201,587
Average Net Assets for the Period (in thousands)	$168,111	$173,652	$187,619	$189,850	$194,242	$202,309
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.76%	0.76%	0.76%	0.76%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.63%	0.64%	0.64%	0.64%	0.66%
Ratio of Net Investment Income/(Loss)	2.33%	1.87%	1.37%	1.22%	1.37%	1.51%
Portfolio Turnover Rate	50%	78%	82%	78%	84%	78%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$2.97	$3.02	$3.04	$3.04	$3.07	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.06	0.04	0.04	0.04	0.05
Net realized and unrealized gain/(loss)	—(2)	(0.05)	(0.02)	—(2)	(0.03)	0.03
Total from Investment Operations	0.04	0.01	0.02	0.04	0.01	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.06)	(0.04)	(0.04)	(0.04)	(0.05)
Distributions (from capital gains)	—	—	—	—	—(2)	(0.01)
Total Dividends and Distributions	(0.04)	(0.06)	(0.04)	(0.04)	(0.04)	(0.06)
Net Asset Value, End of Period	$2.97	$2.97	$3.02	$3.04	$3.04	$3.07
Total Return*	1.21%	0.29%	0.82%	1.32%	0.60%	2.54%
Net Assets, End of Period (in thousands)	$414,514	$453,776	$554,512	$524,171	$446,894	$391,360
Average Net Assets for the Period (in thousands)	$430,853	$527,072	$516,841	$496,267	$450,223	$356,795
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.68%	0.67%	0.65%	0.65%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.57%	0.57%	0.54%	0.55%	0.56%
Ratio of Net Investment Income/(Loss)	2.36%	1.91%	1.45%	1.31%	1.46%	1.60%
Portfolio Turnover Rate	50%	78%	82%	78%	84%	78%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Short-Term Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$2.97	$3.02	$3.04	$3.04	$3.07	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.06	0.05	0.04	0.05	0.05
Net realized and unrealized gain/(loss)	—(2)	(0.05)	(0.02)	—(2)	(0.03)	0.03
Total from Investment Operations	0.04	0.01	0.03	0.04	0.02	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.06)	(0.05)	(0.04)	(0.05)	(0.05)
Distributions (from capital gains)	—	—	—	—	—(2)	(0.01)
Total Dividends and Distributions	(0.04)	(0.06)	(0.05)	(0.04)	(0.05)	(0.06)
Net Asset Value, End of Period	$2.97	$2.97	$3.02	$3.04	$3.04	$3.07
Total Return*	1.26%	0.37%	0.89%	1.37%	0.66%	2.59%
Net Assets, End of Period (in thousands)	$71,627	$61,806	$28,393	$35,702	$38,345	$35,680
Average Net Assets for the Period (in thousands)	$71,055	$43,541	$33,131	$36,943	$38,577	$43,206
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.60%	0.61%	0.60%	0.59%	0.59%	0.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.48%	0.50%	0.50%	0.49%	0.49%	0.51%
Ratio of Net Investment Income/(Loss)	2.47%	2.11%	1.50%	1.36%	1.52%	1.60%
Portfolio Turnover Rate	50%	78%	82%	78%	84%	78%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$2.97	$3.02	$3.04	$3.03	$3.07	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.05	0.03	0.03	0.03	0.04
Net realized and unrealized gain/(loss)	(0.01)	(0.05)	(0.02)	0.01	(0.04)	0.03
Total from Investment Operations	0.02	—	0.01	0.04	(0.01)	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	(0.03)	(0.03)	(0.03)	(0.04)
Distributions (from capital gains)	—	—	—	—	—(2)	(0.01)
Total Dividends and Distributions	(0.03)	(0.05)	(0.03)	(0.03)	(0.03)	(0.05)
Net Asset Value, End of Period	$2.96	$2.97	$3.02	$3.04	$3.03	$3.07
Total Return*	0.66%	(0.09)%	0.42%	1.34%	(0.17)%	2.15%
Net Assets, End of Period (in thousands)	$1,217	$1,574	$2,228	$2,736	$2,609	$3,863
Average Net Assets for the Period (in thousands)	$1,429	$1,778	$2,506	$2,708	$3,366	$4,353
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.30%	1.14%	1.10%	1.08%	1.09%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.96%	0.97%	0.86%	0.99%	0.96%
Ratio of Net Investment Income/(Loss)	1.95%	1.52%	1.04%	0.99%	1.02%	1.20%
Portfolio Turnover Rate	50%	78%	82%	78%	84%	78%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$2.98	$3.03	$3.05	$3.04	$3.08	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.05	0.04	0.03	0.04	0.04
Net realized and unrealized gain/(loss)	(0.01)	(0.05)	(0.02)	0.01	(0.04)	0.04
Total from Investment Operations	0.02	—	0.02	0.04	—	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	(0.04)	(0.03)	(0.04)	(0.04)
Distributions (from capital gains)	—	—	—	—	—(2)	(0.01)
Total Dividends and Distributions	(0.03)	(0.05)	(0.04)	(0.03)	(0.04)	(0.05)
Net Asset Value, End of Period	$2.97	$2.98	$3.03	$3.05	$3.04	$3.08
Total Return*	0.79%	0.13%	0.65%	1.46%	0.08%	2.67%
Net Assets, End of Period (in thousands)	$570,196	$770,913	$1,160,964	$1,509,507	$1,743,219	$2,123,511
Average Net Assets for the Period (in thousands)	$712,153	$986,661	$1,347,246	$1,604,829	$1,940,826	$2,130,299
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.84%	0.85%	0.84%	0.84%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.73%	0.74%	0.73%	0.74%	0.76%
Ratio of Net Investment Income/(Loss)	2.20%	1.74%	1.26%	1.12%	1.27%	1.37%
Portfolio Turnover Rate	50%	78%	82%	78%	84%	78%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Short-Term Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks as high a level of current income as is consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

22	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	23

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

24	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Janus Investment Fund	25

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

26	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

There were no futures held at December 31, 2018.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal

Janus Investment Fund	27

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may

28	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or

Janus Investment Fund	29

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

Effective December 14, 2018, the Board of Trustees of Janus Investment Fund approved a new management fee rate for the Fund. The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund's contractual investment advisory fee rate (expressed as an annual rate) is 0.44% of its average daily net assets.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate) prior to December 14, 2018.

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.64
Over $300 Million	0.54

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.44% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. The previous expense limit (until November 1, 2018) was 0.49%. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement

30	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as part of "Other expenses" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the

Janus Investment Fund	31

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 2.50% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $4,393.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $1,178.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	27	1
Class S Shares	-	-
Class T Shares	-	-

32	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2018, the Fund engaged in cross trades amounting to $6,043,008 purchases and $18,384,136 in sales, resulting in a net realized loss of $192,510. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2018
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(22,347,421)	$(8,021,412)	$ (30,368,833)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,337,678,058	$ 2,270,778	$(15,323,335)	$ (13,052,557)

Janus Investment Fund	33

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	9,265,376	$ 27,526,709	8,153,087	$ 24,465,476
Reinvested dividends and distributions	162,503	483,374	285,562	857,011
Shares repurchased	(3,242,003)	(9,645,843)	(18,288,904)	(55,030,058)
Net Increase/(Decrease)	6,185,876	$ 18,364,240	(9,850,255)	$ (29,707,571)
Class C Shares:
Shares sold	6,890,743	$ 20,446,247	1,456,225	$ 4,370,064
Reinvested dividends and distributions	55,857	165,984	82,539	247,145
Shares repurchased	(2,796,742)	(8,303,796)	(5,785,564)	(17,364,450)
Net Increase/(Decrease)	4,149,858	$ 12,308,435	(4,246,800)	$ (12,747,241)
Class D Shares:
Shares sold	10,243,834	$ 30,473,647	12,425,527	$ 37,383,308
Reinvested dividends and distributions	652,865	1,942,035	1,070,058	3,211,373
Shares repurchased	(7,278,532)	(21,663,662)	(16,702,767)	(50,257,512)
Net Increase/(Decrease)	3,618,167	$ 10,752,020	(3,207,182)	$ (9,662,831)
Class I Shares:
Shares sold	31,050,424	$ 92,333,318	94,839,410	$ 285,122,914
Reinvested dividends and distributions	1,520,869	4,524,392	2,788,717	8,368,214
Shares repurchased	(45,518,216)	(135,363,248)	(128,548,619)	(385,940,666)
Net Increase/(Decrease)	(12,946,923)	$ (38,505,538)	(30,920,492)	$ (92,449,538)
Class N Shares:
Shares sold	7,773,710	$ 23,091,745	14,298,807	$ 42,880,102
Reinvested dividends and distributions	265,536	789,491	310,777	930,003
Shares repurchased	(4,685,858)	(13,925,771)	(3,214,169)	(9,621,917)
Net Increase/(Decrease)	3,353,388	$ 9,955,465	11,395,415	$ 34,188,188
Class S Shares:
Shares sold	34,762	$ 102,955	95,822	$ 287,981
Reinvested dividends and distributions	4,766	14,149	9,162	27,410
Shares repurchased	(158,992)	(472,181)	(313,278)	(943,173)
Net Increase/(Decrease)	(119,464)	$ (355,077)	(208,294)	$ (627,782)
Class T Shares:
Shares sold	9,065,022	$ 26,976,097	24,778,497	$ 74,548,878
Reinvested dividends and distributions	2,647,665	7,876,715	5,757,533	17,287,736
Shares repurchased	(78,778,193)	(234,268,045)	(155,346,665)	(466,630,251)
Net Increase/(Decrease)	(67,065,506)	$(199,415,233)	(124,810,635)	$(374,793,637)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$225,417,786	$ 561,617,228	$ 463,828,708	$ 205,482,209

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

34	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	35

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Janus Investment Fund	37

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

Janus Investment Fund	39

Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson Short-Term Bond Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Janus Investment Fund	47

Janus Henderson Short-Term Bond Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

Janus Investment Fund	49

Janus Henderson Short-Term Bond Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

50	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Notes

NotesPage1

Janus Investment Fund	51

Janus Henderson Short-Term Bond Fund

Notes

NotesPage2

52	DECEMBER 31, 2018

Janus Henderson Short-Term Bond Fund

Notes

NotesPage3

Janus Investment Fund	53

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93030 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Small Cap Value Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Small Cap Value Fund

Janus Henderson Small Cap Value Fund (unaudited)

FUND SNAPSHOT

As defensive value specialists, we look to invest in high-quality companies with strong management teams, stable balance sheets, and durable competitive advantages that are trading at attractive valuations. We seek to achieve excess returns over full market cycles, with less risk than our benchmark and peers as measured by standard deviation, beta and down market capture.

Craig Kempler co-portfolio manager	Justin Tugman co-portfolio manager

PERFORMANCE REVIEW

During the six months ended December 31, 2018, Janus Henderson Small Cap Value Fund’s Class I Shares returned -13.38%, outperforming its benchmark, the Russell 2000® Value Index, which returned -17.36%. Within the benchmark, the energy sector was the hardest hit and our underweight and stock selection were additive to relative returns. Materials was the second-worst-performing sector within the benchmark during the period, but our more defensively oriented stocks held up better, led by several names that benefited from declining oil prices. Our real estate holdings were another bright spot as they posted a positive return as opposed to the negative return posted by those in the benchmark.

For the period, stock selection in consumer discretionary was the largest detractor from relative returns, partly due to slowing auto sales globally and trade tariff headlines weighing on auto-related stocks. While our stock selection in the utilities sector was positive, our underweight dampened relative returns. Additionally, our lack of exposure to the communications services sector detracted.

MARKET ENVIRONMENT

Stocks were volatile and lost ground during the period. While corporate earnings growth was solid through the third quarter, rising U.S. interest rates and global trade tensions all weighed on stocks for much of the period. In the fourth quarter, markets fell sharply driven by a number of issues including the strength of the economy, trade war fears, earnings releases that didn’t meet market expectations and credit deteriorating as high-yield spreads widened.

CONTRIBUTORS

Dorman Products is a supplier of automotive aftermarket products – in our view, one of the most stable and resilient categories given countercyclical characteristics. It continuously introduces new products or line extensions to fuel growth. Dorman’s main customers are the large auto aftermarket retailers, such as O’Reilly, Advanced Auto Parts and AutoZone. The company does not manufacture its products, thus it has a capital-light business model. The stock was a strong contributor during the period as sluggish trends in the auto aftermarket space improved and its customers started restocking products. We have slightly trimmed our position following strong performance.

Argo Group is a Bermuda-based insurance and reinsurance company, with specialties in U.S. excess and surplus insurance, Lloyds-based large account specialty and locally based international specialty and property reinsurance. The company outperformed in the period, as the financial sector and broader market sold off. In our view, Argo’s business is resilient to interest rate, yield curve and credit volatility relative to other financials, making it more defensive in times of macroeconomic stress. Argo also has increased its balance sheet diversity, limiting exposure to the reinsurance pricing cycle. We added to our position and maintain a sizable position in Argo.

Casey’s General Stores is an Iowa-based owner of convenience stores predominantly in the Midwest, but has also expanded into the Southeastern U.S. over the past few years. With Casey’s focus on small-town retail locations, and ownership of most of its real estate, we believe the company remains well positioned in the fragmented, but slowly consolidating convenience store space. Casey’s is seeing initial signs of success with its recently announced Value Creation Plan that focuses on growth initiatives like digital engagement and price optimization, plus continued cost-saving efforts and an increased share buyback plan. Casey’s has been a strong operator over the years and we retain a core position, though with the stock up meaningfully during the period – largely on better fuel pricing as profit per gallon was at a multi-year high – we trimmed our position as the reward-to-risk ratio declined.

Janus Investment Fund	1

Janus Henderson Small Cap Value Fund (unaudited)

DETRACTORS

Delphi Technologies is an auto supplier of powertrain solutions for gasoline and diesel engines as well as power electronics for hybrids and electric vehicles. The company is well positioned to grow content per vehicle as combustion engines become more efficient due to regulation and electrification begins to take off. The stock has been under pressure given weakness in China, diesel declines and new emissions regulation in Europe and cyclical concerns in North America. The company missed earnings due to lower margins as new products are operating well below scale and the company couples with production cuts. Delphi expects trends to be difficult over the next year, but continues to invest in growth categories related to efficiency and electrification. We believe the current price embeds an overly pessimistic scenario, despite challenging conditions.

Ryder System is one of the largest providers of supply chain logistics to a broad range of industrial, retail, automotive and consumer packaged goods companies. Specifically, the company provides full-service truck leasing, commercial rental and maintenance of trucks and integrated logistics services. During the period, the stock came under significant pressure following weak forward guidance. Additionally, the economic fears that started to appear in the market especially hurt transportation companies. Despite the weakness in the stock and the outlook, we think the company is strategically well positioned to continue to take advantage of increased outsourced logistics spending by corporations. Thus, we maintain a position in the stock.

Cadence Bancorp is a Houston, Texas-based bank that recently announced an acquisition that will grow the company’s presence throughout the Gulf Coast. Cadence underperformed in the period primarily due to a large sell-off in banks as well as weakness in crude oil prices, which may negatively impact the Texas economy, and additional expected dilution on the acquisition of State Bank. Cadence’s loan portfolio has 11% exposed to the oil and gas industry, which creates the need for higher loan loss allowances and lower earnings when the price of oil declines. The acquisition of State Bank was previously announced in May, but was updated in December to include an additional 4.3 million Cadence shares to account for the decline in Cadence’s stock price. Given, what we believe to be, limited downside in the name, we added to our position on weakness.

OUTLOOK AND POSITIONING

We have mentioned in recent commentaries our cautious approach to the market and concern that the market was completely ignoring any bad news or signs of potential problems while steadily climbing to new highs. In the period, bad news was no longer ignored and the relief rallies from good news were sold aggressively. Increased volatility in the market may be with us for a while longer and will likely unnerve some investors, but this is exactly the time adhering to the investment process is paramount. Our investment team is evaluating the recent market decline by reviewing the weakest areas within the market for potential new opportunities. As a general matter, it seems that concerns about the duration of the economic cycle are spreading, and each particular sector has its own dynamics to consider. For example, semiconductors and semiconductor equipment have been down substantially in the last few months. After several years of higher share prices fueled by surging demand and soaring profits, many investors believed these were no longer cyclical companies, but we are now seeing falling prices for memory chips, declining orders for equipment and weakening end demand. It turns out they are cyclical after all. Following a several year run of multiple expansion, the stocks are now experiencing contracting multiples and declining earnings, which makes getting comfortable with the downside risks in these stocks more challenging. Thus we have been patiently waiting for more favorable reward-to-risk ratios in this group.

Other areas seeing big declines include several materials and automobile and automotive components companies that have recently warned on earnings due to a combination of rising input costs, falling demand and trade war developments. Banks are also under pressure on weak loan growth and higher funding costs amid a flattening yield curve. Aggregating across the market’s laggards, the stock market consensus appears to be grappling with the idea that we’ve passed the peak of the current expansion and benign investing environment. While the market has viewed recent developments in the economic landscape and the yield curve negatively as it relates to banks, we continue to believe they are one of the cheapest areas in the market and, given solid capital positions, many banks have been active with share buybacks recently, and we have been adding to our positions.

In our opinion, as trading conditions have become more volatile and investors fearful, the likelihood of identifying bargain stock prices grows. Pain on the other side of the

2	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund (unaudited)

trade is the first, but not the only, criteria. Second, the company should have a durable competitive advantage, such that, over time and through market cycles, it will be able to earn more than its fair share of profits. Third, the balance sheet should be well capitalized and liquid to enable the company to endure a much more difficult operating environment should that scenario lie ahead. Finally, a stock’s price should be low enough relative to a company’s earnings power and net asset value to offer a margin of safety and attractive return potential over the long term. Investors are in the process of resetting their expectations for corporate earnings estimates and total return expectations. While this can be a challenging investing environment, owning high-quality companies with strong balance sheets should ultimately prove to be profitable in the long run.

In addition to orienting our research effort around identifying stock bargains, we are mindful of correlations across the various cyclical exposures in our portfolios, as well as the aggregate weights we have in those areas. Given that we don’t know whether the economy is at the beginning of a major downturn (stock market is already down a lot) or not, we are making our buys slowly and cautiously, particularly in the more cyclical areas of the market. At some point, this market sell-off will end and there will be attractive opportunities for those who have successfully navigated the volatility. Adhering to your process is critical to be in a position to take advantage of these opportunities. In the shorter term, investing on fundamentals has proved much more challenging given the impact of headwinds from algorithms, liquidity issues and trade tweets. Patience may prove the most important investing attribute of all.

Thank you for your continued co-investment with us in the Small Cap Value Fund.

Janus Investment Fund	3

Janus Henderson Small Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2018

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Dorman Products Inc	0.32%	Delphi Technologies PLC	-1.10%
	Argo Group International Holdings Ltd	0.31%	Ryder System Inc	-0.82%
	Casey's General Stores Inc	0.25%	Cadence BanCorp	-0.80%
	Euronet Worldwide Inc	0.23%	Cedar Fair LP	-0.74%
	RenaissanceRe Holdings Ltd	0.20%	Graphic Packaging Holding Co	-0.66%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	Russell 2000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Real Estate	1.13%	7.19%	11.69%
	Materials	0.99%	9.49%	4.29%
	Energy	0.93%	4.78%	6.97%
	Consumer Staples	0.89%	7.95%	2.63%
	Other**	0.73%	4.49%	0.00%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	Russell 2000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Consumer Discretionary	-0.58%	6.86%	10.42%
	Utilities	-0.35%	3.65%	6.32%
	Communication Services	-0.13%	0.00%	1.88%
	Information Technology	-0.12%	7.47%	10.55%
	Financials	0.14%	30.02%	28.69%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

4	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
Cedar Fair LP
Hotels, Restaurants & Leisure	3.6%
Hanover Insurance Group Inc
Insurance	2.9%
UniFirst Corp/MA
Commercial Services & Supplies	2.9%
Equity Commonwealth
Equity Real Estate Investment Trusts (REITs)	2.7%
Nomad Foods Ltd
Food Products	2.7%
14.8%

Asset Allocation - (% of Net Assets)
Common Stocks	96.1%
Repurchase Agreements	2.9%
Investment Companies	1.2%
Other	(0.2)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

Janus Investment Fund	5

Janus Henderson Small Cap Value Fund (unaudited)

Performance

See important disclosures on the next page.

					Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018					per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Total Annual Fund Operating Expenses
Class A Shares at NAV	-13.57%	-13.38%	4.99%	10.76%	1.35%
Class A Shares at MOP	-18.52%	-18.36%	3.75%	10.10%
Class C Shares at NAV	-13.88%	-13.92%	4.37%	9.95%	1.91%
Class C Shares at CDSC	-14.67%	-14.71%	4.37%	9.95%
Class D Shares(1)	-13.42%	-13.08%	5.32%	11.07%	0.96%
Class I Shares	-13.38%	-13.04%	5.36%	10.98%	0.88%
Class L Shares(2)	-13.36%	-12.99%	5.45%	11.23%	1.02%
Class N Shares	-13.38%	-12.97%	5.48%	10.98%	0.81%
Class R Shares	-13.69%	-13.62%	4.70%	10.41%	1.56%
Class S Shares	-13.54%	-13.39%	4.96%	10.70%	1.30%
Class T Shares	-13.48%	-13.18%	5.22%	10.98%	1.05%
Russell 2000 Value Index	-17.36%	-12.86%	3.61%	10.40%
Morningstar Quartile - Class T Shares	-	2nd	1st	2nd
Morningstar Ranking - based on total returns for Small Value Funds	-	102/423	19/375	153/326

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization

6	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund (unaudited)

Performance

companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, Class R Shares and Class S Shares commenced operations on July 6, 2009. Performance shown for each class reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) for periods prior to July 6, 2009, calculated using the fees and expenses of the corresponding class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares (formerly named Investor Shares).

Class I Shares commenced operations on July 6, 2009. Performance shown reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) for periods prior to July 6, 2009, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. For periods prior to July 6, 2009, the performance shown for Class N Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class T Shares (formerly named Class J Shares) commenced operations with the Fund’s inception. Performance shown for Class T Shares reflects the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

(1) Closed to certain new investors.

(2) Closed to new investors.

Janus Investment Fund	7

Janus Henderson Small Cap Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$864.30	$5.31	$1,000.00	$1,019.51	$5.75	1.13%
Class C Shares	$1,000.00	$861.20	$8.30	$1,000.00	$1,016.28	$9.00	1.77%
Class D Shares	$1,000.00	$865.80	$3.76	$1,000.00	$1,021.17	$4.08	0.80%
Class I Shares	$1,000.00	$866.20	$3.43	$1,000.00	$1,021.53	$3.72	0.73%
Class L Shares	$1,000.00	$866.40	$3.15	$1,000.00	$1,021.83	$3.41	0.67%
Class N Shares	$1,000.00	$866.20	$3.06	$1,000.00	$1,021.93	$3.31	0.65%
Class R Shares	$1,000.00	$863.10	$6.62	$1,000.00	$1,018.10	$7.17	1.41%
Class S Shares	$1,000.00	$864.60	$5.45	$1,000.00	$1,019.36	$5.90	1.16%
Class T Shares	$1,000.00	$865.20	$4.23	$1,000.00	$1,020.67	$4.58	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

8	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – 96.1%
Aerospace & Defense – 1.6%
BWX Technologies Inc	651,787	$24,917,817
National Presto Industries Inc	139,636	16,326,241
		41,244,058
Auto Components – 1.7%
Delphi Technologies PLC	866,028	12,401,521
Dorman Products Inc*	338,367	30,459,797
		42,861,318
Banks – 17.3%
1st Source Corp	363,928	14,680,856
Access National Corp£	1,080,890	23,055,384
BancFirst Corp	426,719	21,293,278
Bank of Hawaii Corp	561,127	37,775,070
Cadence BanCorp	2,529,200	42,439,976
Carolina Financial Corp£	1,164,492	34,457,318
FB Financial Corp	637,125	22,312,117
Fulton Financial Corp	2,100,614	32,517,505
Hancock Whitney Corp	1,080,091	37,425,153
HomeTrust Bancshares Inc	528,288	13,830,580
Independent Bank Corp/Rockland MA	217,670	15,304,378
Pacific Premier Bancorp Inc*	1,099,528	28,059,955
Pinnacle Financial Partners Inc	569,649	26,260,819
Prosperity Bancshares Inc	848,594	52,867,406
Union Bankshares Corp	943,632	26,638,731
United Community Banks Inc/GA	878,209	18,846,365
		447,764,891
Building Products – 0.5%
Resideo Technologies Inc*	680,367	13,981,542
Capital Markets – 1.5%
Cohen & Steers Inc	1,163,030	39,915,190
Chemicals – 5.6%
NewMarket Corp	159,700	65,810,773
Valvoline Inc	1,929,236	37,330,717
Westlake Chemical Partners LP£	1,701,778	41,063,903
		144,205,393
Commercial Services & Supplies – 2.9%
UniFirst Corp/MA	521,740	74,645,342
Communications Equipment – 1.2%
Ituran Location and Control Ltd	539,556	17,298,165
Silicom Ltd*,£	401,738	14,036,726
		31,334,891
Construction & Engineering – 0.9%
Valmont Industries Inc	202,924	22,514,418
Containers & Packaging – 3.2%
Graphic Packaging Holding Co	6,111,768	65,029,211
Sonoco Products Co	310,941	16,520,295
		81,549,506
Electrical Equipment – 4.7%
Encore Wire Corp	923,113	46,321,810
Generac Holdings Inc*	811,577	40,335,377
Thermon Group Holdings Inc*,£	1,739,126	35,269,475
		121,926,662
Electronic Equipment, Instruments & Components – 3.3%
Avnet Inc	1,313,453	47,415,653
Celestica Inc*	4,171,600	36,584,932
		84,000,585
Energy Equipment & Services – 2.2%
Apergy Corp*	974,569	26,391,329
Keane Group Inc*	2,394,168	19,584,294

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
Mammoth Energy Services Inc	607,745	$10,927,255
		56,902,878
Equity Real Estate Investment Trusts (REITs) – 8.7%
Equity Commonwealth	2,342,511	70,298,755
Physicians Realty Trust	2,985,820	47,862,695
STAG Industrial Inc	1,967,781	48,958,391
Sun Communities Inc	576,622	58,648,224
		225,768,065
Food & Staples Retailing – 1.7%
Casey's General Stores Inc	212,072	27,174,906
Ingles Markets Inc	608,674	16,568,106
		43,743,012
Food Products – 5.9%
Cal-Maine Foods Inc	305,623	12,927,853
Hostess Brands Inc*	1,087,480	11,897,031
Nomad Foods Ltd*	4,131,708	69,082,158
Sanderson Farms Inc	169,251	16,804,932
Seaboard Corp	12,020	42,526,880
		153,238,854
Hotels, Restaurants & Leisure – 3.6%
Cedar Fair LP	1,962,333	92,818,351
Information Technology Services – 1.5%
Euronet Worldwide Inc*	386,239	39,543,149
Insurance – 8.6%
Argo Group International Holdings Ltd	951,458	63,985,550
First American Financial Corp	472,993	21,114,408
Hanover Insurance Group Inc	645,578	75,384,143
RenaissanceRe Holdings Ltd	454,851	60,813,579
		221,297,680
Leisure Products – 1.2%
Acushnet Holdings Corp	1,479,817	31,179,744
Life Sciences Tools & Services – 0.6%
Cambrex Corp*	403,965	15,253,718
Machinery – 2.3%
Lincoln Electric Holdings Inc	499,106	39,354,508
Trinity Industries Inc	955,577	19,675,330
		59,029,838
Metals & Mining – 0.9%
Commercial Metals Co	1,482,654	23,752,117
Multi-Utilities – 3.9%
Black Hills Corp	945,303	59,346,122
NorthWestern Corp	715,986	42,558,208
		101,904,330
Oil, Gas & Consumable Fuels – 1.2%
Delek US Holdings Inc	311,469	10,125,857
Jagged Peak Energy Inc*	2,376,086	21,669,904
		31,795,761
Road & Rail – 1.7%
Ryder System Inc	908,634	43,750,727
Semiconductor & Semiconductor Equipment – 1.2%
Advanced Energy Industries Inc*	719,442	30,885,645
Software – 1.0%
Nice Ltd (ADR)*	227,717	24,641,257
Textiles, Apparel & Luxury Goods – 0.6%
Movado Group Inc	525,672	16,621,749
Thrifts & Mortgage Finance – 3.1%
Beneficial Bancorp Inc	2,013,701	28,775,787
Merchants Bancorp/IN	903,334	18,030,547

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
Washington Federal Inc	1,235,776	$33,007,577
		79,813,911
Trading Companies & Distributors – 1.8%
GATX Corp	638,959	45,244,687
Total Common Stocks (cost $2,546,729,111)		2,483,129,269
Investment Companies – 1.2%
Open-End Fund – 1.2%
Boyd Group Income Fund (cost $25,698,764)	368,654	30,505,106
Repurchase Agreements – 2.9%
Undivided interest of 50.0% in a joint repurchase agreement (principal amount $100,000,000 with a maturity value of $100,015,833) with ING Financial Markets LLC, 2.8500%, dated 12/31/18, maturing 1/2/19 to be repurchased at $50,007,917 collateralized by $103,042,700 in U.S. Treasuries 0% - 2.6250%, 1/31/19 - 5/15/26 with a value of $102,016,172	$50,000,000	50,000,000
Undivided interest of 28.0% in a joint repurchase agreement (principal amount $83,900,000 with a maturity value of $83,913,284) with ING Financial Markets LLC, 2.8500%, dated 12/31/18, maturing 1/2/19 to be repurchased at $23,503,721 collateralized by $85,403,900 in U.S. Treasuries 1.1250% - 3.0000%, 4/30/20 - 11/15/47 with a value of $85,591,608	23,500,000	23,500,000
Total Repurchase Agreements (cost $73,500,000)		73,500,000
Total Investments (total cost $2,645,927,875) – 100.2%		2,587,134,375
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(4,341,584)
Net Assets – 100%		$2,582,792,791

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,394,986,031	92.6%
United Kingdom	69,082,158	2.7
Canada	67,090,038	2.6
Israel	55,976,148	2.1

Total	$2,587,134,375	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/18
Common Stocks - 5.7%
Banks - 2.2%
Access National Corp	$336,902	$-	$(7,530,191)	$23,055,384
Carolina Financial Corp	151,848	-	(14,099,214)	34,457,318
Total Banks	$488,750	$-	$(21,629,405)	$57,512,702
Chemicals - 1.6%
Westlake Chemical Partners LP	1,308,572	-	(558,825)	41,063,903
Communications Equipment - 0.5%
Silicom Ltd*	-	-	(2,236,420)	14,036,726
Electrical Equipment - 1.4%
Encore Wire Corpš	41,698	715,591	2,366,559	N/A
Thermon Group Holdings Inc*	-	985,262	(4,820,789)	35,269,475
Total Electrical Equipment	$41,698	$1,700,853	$(2,454,230)	$35,269,475
Food & Staples Retailing - N/A
Ingles Markets Incš	265,134	1,026,521	(3,805,520)	N/A
Total Affiliated Investments - 5.7%	$2,104,154	$2,727,374	$(30,684,400)	$147,882,806

(1) For securities that were affiliated for a portion of the period ended December 31, 2018, this column reflects amounts for the entire period ended December 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Common Stocks - 5.7%
Banks - 2.2%
Access National Corp	914,517	166,373	-	1,080,890
Carolina Financial Corp	961,722	202,770	-	1,164,492
Chemicals - 1.6%
Westlake Chemical Partners LP	1,514,816	186,962	-	1,701,778
Communications Equipment - 0.5%
Silicom Ltd*	-	401,738	-	401,738
Electrical Equipment - 1.4%
Encore Wire Corpš	1,104,162	-	(181,049)	923,113
Thermon Group Holdings Inc*	1,785,623	133,190	(179,687)	1,739,126
Food & Staples Retailing - N/A
Ingles Markets Incš	825,741	-	(217,067)	608,674

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 2000® Value Index	Russell 2000® Value Index reflects the performance of U.S. small-cap equities with lower price-to-book ratios and lower forecasted growth values.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2018.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$2,483,129,269	$-	$-
Investment Companies	30,505,106	-	-
Repurchase Agreements	-	73,500,000	-
Total Assets	$2,513,634,375	$73,500,000	$-

Janus Investment Fund	13

Janus Henderson Small Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$2,365,751,569
Affiliated investments, at value(2)	147,882,806
Repurchase agreements, at value(3)	73,500,000
Cash	31,859
Non-interested Trustees' deferred compensation	62,775
Receivables:
Investments sold	6,917,010
Fund shares sold	6,744,505
Dividends	2,933,518
Interest	11,638
Other assets	25,629
Total Assets	2,603,861,309
Liabilities:
Payables:	—
Fund shares repurchased	14,908,077
Investments purchased	3,719,195
Advisory fees	1,499,451
Transfer agent fees and expenses	482,074
Non-interested Trustees' deferred compensation fees	62,775
12b-1 Distribution and shareholder servicing fees	55,649
Professional fees	29,452
Non-interested Trustees' fees and expenses	22,134
Affiliated fund administration fees payable	5,960
Custodian fees	3,751
Accrued expenses and other payables	280,000
Total Liabilities	21,068,518
Net Assets	$2,582,792,791

See Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,636,905,467
Total distributable earnings (loss)	(54,112,676)
Total Net Assets	$2,582,792,791
Net Assets - Class A Shares	$39,113,343
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,109,319
Net Asset Value Per Share(4)	$18.54
Maximum Offering Price Per Share(5)	$19.67
Net Assets - Class C Shares	$22,522,562
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,298,547
Net Asset Value Per Share(4)	$17.34
Net Assets - Class D Shares	$104,052,341
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,667,251
Net Asset Value Per Share	$18.36
Net Assets - Class I Shares	$1,156,342,457
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	62,649,538
Net Asset Value Per Share	$18.46
Net Assets - Class L Shares	$134,744,079
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,095,090
Net Asset Value Per Share	$18.99
Net Assets - Class N Shares	$465,004,303
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	25,254,892
Net Asset Value Per Share	$18.41
Net Assets - Class R Shares	$31,867,510
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,775,455
Net Asset Value Per Share	$17.95
Net Assets - Class S Shares	$49,096,530
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,689,274
Net Asset Value Per Share	$18.26
Net Assets - Class T Shares	$580,049,666
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,503,920
Net Asset Value Per Share	$18.41

(1) Includes cost of $2,414,840,206.

(2) Includes cost of $157,587,669.

(3) Includes cost of repurchase agreements of $73,500,000.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Small Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Dividends	$32,696,003
Dividends from affiliates	2,104,154
Interest	1,362,702
Foreign tax withheld	(40,959)
Total Investment Income	36,121,900
Expenses:
Advisory fees	9,262,978
12b-1 Distribution and shareholder servicing fees:
Class A Shares	62,790
Class C Shares	134,231
Class R Shares	91,990
Class S Shares	73,132
Transfer agent administrative fees and expenses:
Class D Shares	73,618
Class L Shares	174,267
Class R Shares	45,995
Class S Shares	73,132
Class T Shares	910,224
Transfer agent networking and omnibus fees:
Class A Shares	80,166
Class C Shares	13,669
Class I Shares	506,722
Other transfer agent fees and expenses:
Class A Shares	2,202
Class C Shares	1,178
Class D Shares	11,002
Class I Shares	31,871
Class L Shares	1,332
Class N Shares	7,079
Class R Shares	432
Class S Shares	875
Class T Shares	6,546
Registration fees	157,427
Shareholder reports expense	91,645
Professional fees	40,633
Affiliated fund administration fees	37,398
Non-interested Trustees’ fees and expenses	37,369
Custodian fees	11,327
Other expenses	111,974
Total Expenses	12,053,204
Less: Excess Expense Reimbursement and Waivers	(185,373)
Net Expenses	11,867,831
Net Investment Income/(Loss)	24,254,069

See Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$35,559,505
Investments in affiliates	2,727,374
Total Net Realized Gain/(Loss) on Investments	38,286,879
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(441,974,091)
Investments in affiliates	(30,684,400)
Total Change in Unrealized Net Appreciation/Depreciation	(472,658,491)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(410,117,543)

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Small Cap Value Fund

Statements of Changes in Net Assets

See footnotes at the end of the Statement.

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$24,254,069	$19,970,374
Net realized gain/(loss) on investments	38,286,879	208,527,588
Change in unrealized net appreciation/depreciation	(472,658,491)	15,450,700
Net Increase/(Decrease) in Net Assets Resulting from Operations	(410,117,543)	243,948,662
Dividends and Distributions to Shareholders(1)
Class A Shares	(2,987,406)	N/A
Class C Shares	(1,797,068)	N/A
Class D Shares	(8,017,337)	N/A
Class I Shares	(91,273,193)	N/A
Class L Shares	(10,501,317)	N/A
Class N Shares	(36,284,439)	N/A
Class R Shares	(2,426,564)	N/A
Class S Shares	(3,695,845)	N/A
Class T Shares	(44,391,092)	N/A
Total Dividends and Distributions to Shareholders	(201,374,261)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(20,766)
Class D Shares	N/A	(449,629)
Class I Shares	N/A	(4,722,071)
Class L Shares	N/A	(845,434)
Class N Shares	N/A	(2,059,460)
Class T Shares	N/A	(2,126,569)
Total Dividends from Net Investment Income	N/A	(10,223,929)
Distributions from Net Realized Gain from Investment Transactions(1)
Class A Shares	N/A	(3,977,605)
Class C Shares	N/A	(1,980,756)
Class D Shares	N/A	(10,689,863)
Class I Shares	N/A	(96,679,567)
Class L Shares	N/A	(15,154,906)
Class N Shares	N/A	(33,807,193)
Class R Shares	N/A	(3,139,691)
Class S Shares	N/A	(5,550,099)
Class T Shares	N/A	(64,613,557)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(235,593,237)
Net Decrease from Dividends and Distributions to Shareholders	(201,374,261)	(245,817,166)

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Capital Share Transactions:
Class A Shares	(6,128,383)	635,161
Class C Shares	1,297,389	5,711,824
Class D Shares	975,737	(6,235,906)
Class I Shares	164,026,918	237,104,759
Class L Shares	(5,901,458)	(19,963,376)
Class N Shares	103,672,550	170,064,509
Class R Shares	(636,454)	4,589,568
Class S Shares	(1,096,864)	(8,686,094)
Class T Shares	(67,822,823)	(19,918,331)
Net Increase/(Decrease) from Capital Share Transactions	188,386,612	363,302,114
Net Increase/(Decrease) in Net Assets	(423,105,192)	361,433,610
Net Assets:
Beginning of period	3,005,897,983	2,644,464,373
End of period(2)	$2,582,792,791	$3,005,897,983

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $7,453,063 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Small Cap Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$23.18	$23.19	$19.64		$22.28	$26.99	$23.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.09	0.07		0.11	0.14	0.11
Net realized and unrealized gain/(loss)	(3.31)	1.87	4.26		(0.03)	0.92	4.71
Total from Investment Operations	(3.17)	1.96	4.33		0.08	1.06	4.82
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.01)	(0.05)		(0.06)	(0.02)	(0.15)
Distributions (from capital gains)	(1.47)	(1.96)	(0.73)		(2.66)	(5.75)	(1.30)
Total Dividends and Distributions	(1.47)	(1.97)	(0.78)		(2.72)	(5.77)	(1.45)
Net Asset Value, End of Period	$18.54	$23.18	$23.19		$19.64	$22.28	$26.99
Total Return*	(13.57)%	8.44%	22.16%		1.38%	4.61%	20.92%
Net Assets, End of Period (in thousands)	$39,113	$54,782	$53,732		$39,424	$49,599	$89,450
Average Net Assets for the Period (in thousands)	$49,906	$53,655	$46,728		$39,350	$57,774	$108,703
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.35%	1.36%		1.36%	1.03%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.26%	1.35%		1.34%	1.03%	1.05%
Ratio of Net Investment Income/(Loss)	1.24%	0.40%	0.31%		0.57%	0.57%	0.43%
Portfolio Turnover Rate	20%	51%	83%		84%	86%	62%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.87	$22.09	$18.82	$21.49	$26.37	$23.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	(0.05)	(0.06)	0.03	(0.02)	(0.07)
Net realized and unrealized gain/(loss)	(3.13)	1.79	4.06	(0.04)	0.89	4.61
Total from Investment Operations	(3.06)	1.74	4.00	(0.01)	0.87	4.54
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—(2)	—	—	—
Distributions (from capital gains)	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)	(1.30)
Total Dividends and Distributions	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)	(1.30)
Net Asset Value, End of Period	$17.34	$21.87	$22.09	$18.82	$21.49	$26.37
Total Return*	(13.88)%	7.84%	21.38%	0.97%	3.94%	20.06%
Net Assets, End of Period (in thousands)	$22,523	$26,828	$21,379	$12,975	$12,844	$16,390
Average Net Assets for the Period (in thousands)	$26,650	$23,627	$17,299	$11,777	$14,245	$16,844
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.77%	1.86%	1.94%	1.77%	1.69%	1.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.77%	1.86%	1.94%	1.77%	1.69%	1.77%
Ratio of Net Investment Income/(Loss)	0.64%	(0.24)%	(0.27)%	0.15%	(0.09)%	(0.29)%
Portfolio Turnover Rate	20%	51%	83%	84%	86%	62%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.99	$23.01	$19.50	$22.19	$27.04	$23.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.16	0.14	0.17	0.21	0.19
Net realized and unrealized gain/(loss)	(3.29)	1.86	4.21	(0.03)	0.92	4.72
Total from Investment Operations	(3.11)	2.02	4.35	0.14	1.13	4.91
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.08)	(0.11)	(0.17)	(0.23)	(0.23)
Distributions (from capital gains)	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)	(1.30)
Total Dividends and Distributions	(1.52)	(2.04)	(0.84)	(2.83)	(5.98)	(1.53)
Net Asset Value, End of Period	$18.36	$22.99	$23.01	$19.50	$22.19	$27.04
Total Return*	(13.42)%	8.79%	22.47%	1.75%	4.93%	21.30%
Net Assets, End of Period (in thousands)	$104,052	$127,533	$134,026	$81,616	$77,948	$81,194
Average Net Assets for the Period (in thousands)	$121,827	$130,614	$122,637	$74,406	$77,652	$78,901
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.96%	1.04%	1.05%	0.71%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.96%	1.04%	1.05%	0.71%	0.74%
Ratio of Net Investment Income/(Loss)	1.59%	0.70%	0.63%	0.86%	0.87%	0.73%
Portfolio Turnover Rate	20%	51%	83%	84%	86%	62%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.12	$23.13	$19.60	$22.27	$27.09	$23.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.18	0.14	0.18	0.22	0.19
Net realized and unrealized gain/(loss)	(3.31)	1.87	4.24	(0.03)	0.92	4.73
Total from Investment Operations	(3.12)	2.05	4.38	0.15	1.14	4.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.10)	(0.12)	(0.16)	(0.21)	(0.23)
Distributions (from capital gains)	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)	(1.30)
Total Dividends and Distributions	(1.54)	(2.06)	(0.85)	(2.82)	(5.96)	(1.53)
Net Asset Value, End of Period	$18.46	$23.12	$23.13	$19.60	$22.27	$27.09
Total Return*	(13.38)%	8.85%	22.50%	1.78%	4.98%	21.31%
Net Assets, End of Period (in thousands)	$1,156,342	$1,264,218	$1,029,136	$350,777	$516,201	$617,119
Average Net Assets for the Period (in thousands)	$1,285,699	$1,150,680	$791,904	$363,550	$556,326	$767,593
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.73%	0.88%	1.03%	0.99%	0.67%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.88%	1.03%	0.99%	0.67%	0.74%
Ratio of Net Investment Income/(Loss)	1.70%	0.77%	0.66%	0.89%	0.93%	0.75%
Portfolio Turnover Rate	20%	51%	83%	84%	86%	62%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Small Cap Value Fund

Financial Highlights

Class L Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.73	$23.69	$20.04	$22.73	$27.55	$24.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.20	0.17	0.20	0.25	0.23
Net realized and unrealized gain/(loss)	(3.40)	1.91	4.33	(0.03)	0.94	4.80
Total from Investment Operations	(3.20)	2.11	4.50	0.17	1.19	5.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.11)	(0.12)	(0.20)	(0.26)	(0.26)
Distributions (from capital gains)	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)	(1.30)
Total Dividends and Distributions	(1.54)	(2.07)	(0.85)	(2.86)	(6.01)	(1.56)
Net Asset Value, End of Period	$18.99	$23.73	$23.69	$20.04	$22.73	$27.55
Total Return*	(13.36)%	8.91%	22.63%	1.85%	5.10%	21.45%
Net Assets, End of Period (in thousands)	$134,744	$173,144	$193,771	$195,526	$200,531	$212,533
Average Net Assets for the Period (in thousands)	$164,200	$187,635	$198,852	$186,026	$195,145	$226,789
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.86%	1.02%	1.10%	1.10%	0.77%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.84%	0.91%	0.92%	0.59%	0.61%
Ratio of Net Investment Income/(Loss)	1.72%	0.84%	0.77%	0.99%	1.01%	0.87%
Portfolio Turnover Rate	20%	51%	83%	84%	86%	62%

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.08	$23.09	$19.55	$22.25	$27.09	$23.71
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.19	0.17	0.20	0.25	0.24
Net realized and unrealized gain/(loss)	(3.32)	1.88	4.23	(0.03)	0.93	4.72
Total from Investment Operations	(3.12)	2.07	4.40	0.17	1.18	4.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.12)	(0.13)	(0.21)	(0.27)	(0.28)
Distributions (from capital gains)	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)	(1.30)
Total Dividends and Distributions	(1.55)	(2.08)	(0.86)	(2.87)	(6.02)	(1.58)
Net Asset Value, End of Period	$18.41	$23.08	$23.09	$19.55	$22.25	$27.09
Total Return*	(13.38)%	8.97%	22.67%	1.88%	5.15%	21.47%
Net Assets, End of Period (in thousands)	$465,004	$470,614	$300,685	$175,258	$202,182	$200,869
Average Net Assets for the Period (in thousands)	$503,425	$402,129	$253,523	$185,180	$200,334	$279,014
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.81%	0.88%	0.89%	0.56%	0.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.81%	0.88%	0.89%	0.56%	0.58%
Ratio of Net Investment Income/(Loss)	1.80%	0.83%	0.78%	1.02%	1.03%	0.92%
Portfolio Turnover Rate	20%	51%	83%	84%	86%	62%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.53	$22.64	$19.23	$21.88	$26.66	$23.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.02	0.01	0.05	0.07	0.04
Net realized and unrealized gain/(loss)	(3.22)	1.83	4.15	(0.03)	0.90	4.65
Total from Investment Operations	(3.11)	1.85	4.16	0.02	0.97	4.69
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.02)	(0.01)	—	(0.07)
Distributions (from capital gains)	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)	(1.30)
Total Dividends and Distributions	(1.47)	(1.96)	(0.75)	(2.67)	(5.75)	(1.37)
Net Asset Value, End of Period	$17.95	$22.53	$22.64	$19.23	$21.88	$26.66
Total Return*	(13.69)%	8.15%	21.78%	1.12%	4.32%	20.56%
Net Assets, End of Period (in thousands)	$31,868	$39,887	$35,452	$17,504	$18,692	$23,700
Average Net Assets for the Period (in thousands)	$36,541	$38,061	$26,130	$16,585	$19,708	$28,330
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.41%	1.56%	1.64%	1.64%	1.31%	1.33%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.56%	1.64%	1.64%	1.31%	1.33%
Ratio of Net Investment Income/(Loss)	0.97%	0.09%	0.03%	0.27%	0.28%	0.16%
Portfolio Turnover Rate	20%	51%	83%	84%	86%	62%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.85	$22.89	$19.41	$22.07	$26.88	$23.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.09	0.06	0.10	0.13	0.10
Net realized and unrealized gain/(loss)	(3.26)	1.83	4.20	(0.03)	0.91	4.69
Total from Investment Operations	(3.12)	1.92	4.26	0.07	1.04	4.79
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.05)	(0.07)	(0.10)	(0.14)
Distributions (from capital gains)	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)	(1.30)
Total Dividends and Distributions	(1.47)	(1.96)	(0.78)	(2.73)	(5.85)	(1.44)
Net Asset Value, End of Period	$18.26	$22.85	$22.89	$19.41	$22.07	$26.88
Total Return*	(13.54)%	8.37%	22.08%	1.38%	4.60%	20.86%
Net Assets, End of Period (in thousands)	$49,097	$61,772	$70,490	$56,720	$59,685	$72,148
Average Net Assets for the Period (in thousands)	$58,099	$66,582	$68,319	$51,668	$65,570	$80,958
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.30%	1.38%	1.39%	1.06%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.30%	1.38%	1.38%	1.06%	1.08%
Ratio of Net Investment Income/(Loss)	1.24%	0.37%	0.29%	0.52%	0.53%	0.40%
Portfolio Turnover Rate	20%	51%	83%	84%	86%	62%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Small Cap Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.03	$23.05	$19.53	$22.21	$27.04	$23.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.14	0.12	0.15	0.19	0.17
Net realized and unrealized gain/(loss)	(3.30)	1.86	4.22	(0.03)	0.92	4.72
Total from Investment Operations	(3.13)	2.00	4.34	0.12	1.11	4.89
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.06)	(0.09)	(0.14)	(0.19)	(0.20)
Distributions (from capital gains)	(1.47)	(1.96)	(0.73)	(2.66)	(5.75)	(1.30)
Total Dividends and Distributions	(1.49)	(2.02)	(0.82)	(2.80)	(5.94)	(1.50)
Net Asset Value, End of Period	$18.41	$23.03	$23.05	$19.53	$22.21	$27.04
Total Return*	(13.48)%	8.69%	22.39%	1.63%	4.85%	21.20%
Net Assets, End of Period (in thousands)	$580,050	$787,120	$805,793	$565,214	$562,317	$707,642
Average Net Assets for the Period (in thousands)	$723,353	$805,838	$721,659	$510,577	$617,628	$773,664
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	1.05%	1.13%	1.14%	0.81%	0.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	1.05%	1.13%	1.13%	0.81%	0.83%
Ratio of Net Investment Income/(Loss)	1.47%	0.60%	0.55%	0.78%	0.79%	0.65%
Portfolio Turnover Rate	20%	51%	83%	84%	86%	62%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Small Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors. Class L Shares are closed.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.

Janus Investment Fund	25

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard

26	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Janus Investment Fund	27

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants,

28	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Janus Investment Fund	29

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$73,500,000	$—	$(73,500,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund’s "base" fee rate prior to any performance adjustment (expressed as an annual rate) is 0.72%.

The investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark index. The Fund's benchmark index used in the calculation is the Russell 2000® Value Index.

30	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2018, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.62%.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund. Perkins (together with its predecessors), has been in the investment management business since 1984 and provides day-to-day management of the Fund’s portfolio operations subject to the general oversight of Janus Capital. Janus Capital owns 100% of Perkins.

Janus Capital pays Perkins a subadvisory fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements). The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund’s performance relative to the Fund’s benchmark index over the performance measurement period.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.91% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Investment Fund	31

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. Janus Services has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Services or Janus Capital without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waviers” on the Statement of Operations.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services

32	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as part of "Other expenses" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $7,590.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $3,198.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

Janus Investment Fund	33

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,646,982,704	$208,240,783	$(268,089,112)	$ (59,848,329)

34	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	414,976	$ 9,171,876	1,194,926	$ 27,706,943
Reinvested dividends and distributions	110,627	2,021,148	119,486	2,769,683
Shares repurchased	(779,877)	(17,321,407)	(1,268,282)	(29,841,465)
Net Increase/(Decrease)	(254,274)	$ (6,128,383)	46,130	$ 635,161
Class C Shares:
Shares sold	192,158	$ 3,969,163	417,034	$ 9,142,859
Reinvested dividends and distributions	99,619	1,702,497	83,915	1,840,264
Shares repurchased	(220,158)	(4,374,271)	(241,616)	(5,271,299)
Net Increase/(Decrease)	71,619	$ 1,297,389	259,333	$ 5,711,824
Class D Shares:
Shares sold	267,724	$ 5,905,966	817,854	$ 18,946,384
Reinvested dividends and distributions	434,202	7,854,708	475,599	10,914,991
Shares repurchased	(582,257)	(12,784,937)	(1,570,284)	(36,097,281)
Net Increase/(Decrease)	119,669	$ 975,737	(276,831)	$ (6,235,906)
Class I Shares:
Shares sold	13,902,703	$304,082,100	24,897,079	$575,932,013
Reinvested dividends and distributions	4,592,871	83,498,397	4,008,709	92,480,928
Shares repurchased	(10,529,196)	(223,553,579)	(18,722,961)	(431,308,182)
Net Increase/(Decrease)	7,966,378	$164,026,918	10,182,827	$237,104,759
Class L Shares:
Shares sold	78,901	$ 1,745,371	646,562	$ 15,458,062
Reinvested dividends and distributions	531,470	9,943,810	639,837	15,151,335
Shares repurchased	(811,324)	(17,590,639)	(2,169,041)	(50,572,773)
Net Increase/(Decrease)	(200,953)	$ (5,901,458)	(882,642)	$ (19,963,376)
Class N Shares:
Shares sold	5,273,429	$120,302,319	9,731,667	$224,707,573
Reinvested dividends and distributions	1,910,382	34,654,327	1,558,038	35,866,037
Shares repurchased	(2,322,995)	(51,284,096)	(3,917,823)	(90,509,101)
Net Increase/(Decrease)	4,860,816	$103,672,550	7,371,882	$170,064,509
Class R Shares:
Shares sold	173,638	$ 3,746,954	382,151	$ 8,604,765
Reinvested dividends and distributions	128,608	2,275,075	129,022	2,910,736
Shares repurchased	(297,489)	(6,658,483)	(306,530)	(6,925,933)
Net Increase/(Decrease)	4,757	$ (636,454)	204,643	$ 4,589,568
Class S Shares:
Shares sold	163,141	$ 3,604,602	545,247	$ 12,481,616
Reinvested dividends and distributions	205,420	3,695,508	242,768	5,549,682
Shares repurchased	(382,265)	(8,396,974)	(1,165,120)	(26,717,392)
Net Increase/(Decrease)	(13,704)	$ (1,096,864)	(377,105)	$ (8,686,094)
Class T Shares:
Shares sold	3,238,264	$ 71,467,553	9,760,401	$224,753,112
Reinvested dividends and distributions	2,410,785	43,731,644	2,868,563	65,976,950
Shares repurchased	(8,325,706)	(183,022,020)	(13,405,578)	(310,648,393)
Net Increase/(Decrease)	(2,676,657)	$ (67,822,823)	(776,614)	$ (19,918,331)

Janus Investment Fund	35

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$670,901,411	$ 577,171,735	$ -	$ -

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

36	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

38	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

40	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

44	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	45

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

46	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

Janus Investment Fund	47

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

48	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

Janus Investment Fund	49

Janus Henderson Small Cap Value Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

50	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	51

Janus Henderson Small Cap Value Fund

Notes

NotesPage1

52	DECEMBER 31, 2018

Janus Henderson Small Cap Value Fund

Notes

NotesPage2

Janus Investment Fund	53

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93034 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Strategic Income Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Strategic Income Fund

Janus Henderson Strategic Income Fund (unaudited)

FUND SNAPSHOT

The Janus Henderson Strategic Income Fund is a global strategic fixed income fund seeking total return through current income and capital appreciation. The Fund makes strategic asset allocation decisions between countries, fixed income asset classes, sectors and credit ratings. We believe that outside of the bond’s coupon, asset allocation is the primary driver of returns. Specifically, we actively manage the Fund’s duration position and credit exposure based on where we believe we are in the economic cycle. The Fund’s flexibility allows it to source return from a wide range of global fixed income securities. In addition, by style, we favor sensible income from large, non-cyclical businesses which are likely to continue paying their coupons in the years to come. In recent years, divergent developed market central bank policy has created an opportunity for us to profit from those economies where interest rates have been cut while the U.S. has been raising rates. The portfolio seeks to take advantage of these opportunities across developed markets.

John Pattullo co-portfolio manager	Jenna Barnard co-portfolio manager

PERFORMANCE

The Janus Henderson Strategic Income Fund’s Class I Shares returned 1.39% over the six-month period ended December 31, 2018. The Fund’s primary benchmark, Bloomberg Barclays Global Aggregate Credit (USD hedged) Index, returned 1.09%.

INVESTMENT ENVIRONMENT

The second half of 2018 was a key period for financial markets globally. Asset class after asset class moved to price out a global synchronized recovery and began to price in a significant economic slowdown. There was an almost domino-like effect in this regard with the final assets to capitulate being the oil price (October) and U.S. Treasury yields and credit spreads (November and December). Our non-consensual anticipation of a move from a “reflationary” trading theme to one of “disinflation” was vindicated over this period. Indeed, it was an almost textbook example of investor capitulation and the value of having a multi-asset class view of markets proved beneficial. It is worth noting that the break higher in bond yields in early October 2018 was entirely driven by real yields while market inflation expectation barely moved. This was certainly not the narrative that was making the rounds in the media, but, at the time, we felt it was yet another classic late-cycle event with a similar move occurring in June 2007. To get a sense of the magnitude of the fourth quarter’s move, it’s worth looking at the range in U.S.10-year Treasury yields. In early October, 10-year U.S. treasuries hit 3.26% (having started the year at 2.4%) and by December 31, yields ended at 2.68%. Needless to say, credit spreads (the difference in yield between two different bonds that are the same in all aspects except for the credit rating) widened aggressively as equities sold off.

PERFORMANCE DISCUSSION

Fund performance was strong during the period on both an absolute and relative basis. We remain long of sovereign interest rate risk, diversified across a number of countries, including Australia. The housing data and economic news flow continues to deteriorate in Australia, justifying our positioning. We feel the two-year reflation trade is definitely fading while some of the longer-term secular factors of low growth and inflation are reasserting themselves. We had been reducing the credit in the Fund since August 2017 given the “late-cycle” environment and that helped minimize losses from credit during the reporting period, albeit we still had exposure. Fortunately we had added more duration and interest rate risk such that the NAV of the Fund rallied in the final quarter of the period under review.

DERIVATIVES USAGE

The Fund makes use of derivatives because they are generally the most efficient and liquid way to gain our desired exposures. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure (i.e., leverage),

Janus Investment Fund	1

Janus Henderson Strategic Income Fund (unaudited)

buying protection to reduce exposure or to effectively take a “short” position. The Fund uses futures as a liquid and straightforward way of either reducing or increasing the Fund’s duration (interest rate sensitivity). Currency forwards are used to hedge the Fund’s foreign currency back to the U.S. dollar. Additional forwards may be used to hedge underlying currency risk if exposure is significant. In aggregate, these positions contributed to performance during the period.

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the fund.

OUTLOOK

We believe we are in the midst of the first global economic slowdown emanating from Asia since 1997/1998. At that time, Asia ex-Japan accounted for 19% of global GDP growth versus 37% today (Source: IMF). As a result, the implications could be material, particularly for export dependent economies like Germany. We are hopeful, but not convinced, that the worst of this slowdown will be in the economic data and market prices by late 2019. In the meantime, we expect further volatility in risky assets such as lower-rated corporate bonds. The theme of interest rate divergence is likely to be maintained with central banks in Australia and the Eurozone likely to be under some pressure to ease policy should this slowdown continue to develop.

Thank you for your investment in Janus Henderson Strategic Income Fund.

2	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund (unaudited)

Fund At A Glance

December 31, 2018

Fund Profile
30-day Current Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	2.19%	2.19%
Class A Shares MOP	2.09%	2.09%
Class C Shares**	1.41%	1.41%
Class D Shares	2.31%	2.38%
Class I Shares	2.43%	2.43%
Class N Shares	2.45%	2.53%
Class S Shares	-0.07%	2.02%
Class T Shares	2.25%	2.25%
Weighted Average Maturity		9.0 Years
Average Effective Duration***		7.4 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	8.9%
AA	15.0%
A	9.5%
BBB	18.5%
BB	11.2%
B	3.7%
Not Rated	19.6%
Other	13.6%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	51.3%
Foreign Government Bonds	22.3%
Investment Companies	10.9%
United States Treasury Notes/Bonds	9.6%
Bank Loans and Mezzanine Loans	2.5%
Asset-Backed/Commercial Mortgage-Backed Securities	0.1%
Other	3.3%
100.0%

Janus Investment Fund	3

Janus Henderson Strategic Income Fund (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	1.17%	0.37%	3.85%	9.02%	4.90%	0.98%	0.98%
Class A Shares at MOP	-3.68%	-4.35%	2.85%	8.49%	4.57%
Class C Shares at NAV	0.83%	-0.32%	3.09%	8.19%	4.10%	1.72%	1.72%
Class C Shares at CDSC	-0.15%	-1.28%	3.09%	8.19%	4.10%
Class D Shares(1)	1.36%	0.55%	3.85%	9.02%	4.90%	0.79%	0.77%
Class I Shares	1.39%	0.74%	4.12%	9.02%	4.90%	0.72%	0.72%
Class N Shares	1.43%	0.67%	3.85%	9.02%	4.90%	0.67%	0.64%
Class S Shares	1.19%	0.25%	3.74%	8.95%	4.85%	2.20%	1.14%
Class T Shares	1.32%	0.57%	3.85%	9.02%	4.90%	0.89%	0.89%
Bloomberg Barclays Global Aggregate Credit Index (USD Hedged)	1.09%	-0.47%	3.54%	5.29%	4.34%
Morningstar Quartile - Class A Shares	-	2nd	1st	1st	1st
Morningstar Ranking - based on total returns for World Bond Funds	-	79/319	19/279	5/203	29/139

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

4	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson Strategic Income Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on September 30, 2003. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on April 29, 2011 and November 30, 2015, respectively. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to April 29, 2011, performance for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

See important disclosures on the next page.

Janus Investment Fund	5

Janus Henderson Strategic Income Fund (unaudited)

Performance

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – September 30, 2003

(1) Closed to certain new investors.

6	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$1,011.70	$5.02	$1,000.00	$1,020.21	$5.04	0.99%
Class C Shares	$1,000.00	$1,008.30	$8.86	$1,000.00	$1,016.38	$8.89	1.75%
Class D Shares	$1,000.00	$1,013.60	$4.11	$1,000.00	$1,021.12	$4.13	0.81%
Class I Shares	$1,000.00	$1,013.90	$3.76	$1,000.00	$1,021.48	$3.77	0.74%
Class N Shares	$1,000.00	$1,014.30	$3.35	$1,000.00	$1,021.88	$3.36	0.66%
Class S Shares	$1,000.00	$1,011.90	$5.93	$1,000.00	$1,019.31	$5.96	1.17%
Class T Shares	$1,000.00	$1,013.20	$4.62	$1,000.00	$1,020.62	$4.63	0.91%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	7

Janus Henderson Strategic Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 0.1%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40 (cost $505,059)	339,808	GBP	$485,986
Bank Loans and Mezzanine Loans – 2.5%
Basic Industry – 0.2%
SIG Combibloc PurchaseCo Sarl,
Euro Interbank Offered Rate 3 Month + 2.5000%, 2.5000%, 10/2/25‡	1,700,000	EUR	1,939,505
Communications – 0.4%
McAfee LLC,
Euro Interbank Offered Rate 3 Month + 4.2500%, 3.5000%, 9/30/24‡	987,104	EUR	1,121,946
McAfee LLC, ICE LIBOR USD 3 Month + 4.5000%, 6.2724%, 9/30/24‡	$2,148,221		2,084,676
			3,206,622
Consumer Cyclical – 0.3%
Delta 2 Lux Sarl, ICE LIBOR USD 3 Month + 3.0000%, 5.0224%, 2/1/24‡	2,366,922		2,232,789
Consumer Non-Cyclical – 0.9%
Auris Luxembourg III Sarl,
ICE LIBOR USD 3 Month + 3.0000%, 5.5224%, 1/17/22‡	964,250		937,733
Ceva Sante Animale SA,
Euro Interbank Offered Rate 3 Month + 3.0000%, 3.0000%, 6/30/21‡	2,640,160	EUR	2,979,182
Froneri International Ltd,
ICE LIBOR GBP 3 Month + 3.2500%, 3.9803%, 1/31/25‡	2,244,543	GBP	2,834,226
			6,751,141
Industrial – 0.7%
Fugue Finance BV,
Euro Interbank Offered Rate 3 Month + 3.2500%, 3.2500%, 8/30/24‡	5,265,417	EUR	5,917,057
Total Bank Loans and Mezzanine Loans (cost $21,094,048)			20,047,114
Corporate Bonds – 51.3%
Banking – 7.1%
Bank of America Corp, 3.3000%, 8/5/21	5,870,000	AUD	4,170,364
Bank of America Corp,
Canada Bankers Acceptances 3 M + 1.2020%, 3.4070%, 9/20/25‡	2,500,000	CAD	1,815,751
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%µ	4,600,000		4,444,750
Citigroup Inc, 3.7500%, 5/4/21	7,216,000	AUD	5,174,401
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	3,000,000	AUD	2,210,324
Credit Suisse AG/Sydney, 3.5000%, 4/29/20	4,830,000	AUD	3,437,910
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	3,759,218
HBOS Sterling Finance Jersey LP,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.4000%, 7.8810%µ	1,909,000	GBP	3,293,305
JPMorgan Chase & Co, 4.5000%, 1/30/26	2,170,000	AUD	1,624,819
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)µ	5,486,000		5,393,396
Morgan Stanley, 3.1250%, 8/5/21	4,000,000	CAD	2,933,451
Morgan Stanley, 5.0000%, 9/30/21	5,000,000	AUD	3,710,785
RBS Capital Trust II, ICE LIBOR USD 3 Month + 1.9425%, 6.4250%µ	1,514,000		1,790,305
Royal Bank of Scotland Group PLC, ICE LIBOR USD 3 Month + 2.5000%, 7.6480%µ	980,000		1,206,625
Wachovia Capital Trust III, ICE LIBOR USD 3 Month + 0.9300%, 5.5698%µ	9,488,000		8,581,896
Wells Fargo & Co, 3.0000%, 1/22/21	3,500,000		3,484,258
			57,031,558
Brokerage – 0.4%
Standard Life Aberdeen PLC, 4.2500%, 6/30/48‡	3,700,000		3,342,210
Capital Goods – 1.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
6.0000%, 2/15/25 (144A)	860,000		793,883
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.7500%, 7/15/27 (144A)	1,000,000	GBP	1,153,285
Berry Global Inc, 6.0000%, 10/15/22	3,154,000		3,185,540
Berry Global Inc, 5.1250%, 7/15/23	902,000		892,123
Lockheed Martin Corp, 3.5500%, 1/15/26	4,010,000		3,981,009
Silgan Holdings Inc, 4.7500%, 3/15/25	1,125,000		1,049,062
			11,054,902

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Communications – 9.6%
American Tower Corp, 3.6000%, 1/15/28	$4,180,000		$3,907,839
Arqiva Broadcast Finance PLC, 6.7500%, 9/30/23	1,600,000	GBP	2,039,827
AT&T Inc, 2.4500%, 6/30/20	3,500,000		3,453,908
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/23 (144A)	1,300,000		1,264,250
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 5/1/27 (144A)	418,000		405,460
Comcast Corp, 3.9500%, 10/15/25	2,280,000		2,308,034
Comcast Corp, 4.1500%, 10/15/28	1,618,000		1,643,977
Crown Castle International Corp, 3.2000%, 9/1/24	676,000		639,799
Crown Castle International Corp, 3.6500%, 9/1/27	2,810,000		2,606,469
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,867,595
Deutsche Telekom International Finance BV, 2.2250%, 1/17/20 (144A)	2,820,000		2,784,620
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	5,600,000	EUR	6,347,385
Lions Gate Capital Holdings LLC, 5.8750%, 11/1/24 (144A)	3,815,000		3,767,312
Orange SA, 1.0000%, 5/12/25	1,700,000	EUR	1,942,601
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	6,025,774
Sirius XM Radio Inc, 6.0000%, 7/15/24 (144A)	4,550,000		4,561,375
Sirius XM Radio Inc, 5.3750%, 4/15/25 (144A)	2,315,000		2,193,462
T-Mobile USA Inc, 6.0000%, 3/1/23	2,100,000		2,110,353
T-Mobile USA Inc, 6.5000%, 1/15/26	2,320,000		2,366,400
T-Mobile USA Inc, 4.5000%, 2/1/26	596,000		546,830
T-Mobile USA Inc, 4.7500%, 2/1/28	3,727,000		3,372,935
Verizon Communications Inc, 1.7500%, 8/15/21	3,500,000		3,379,625
Verizon Communications Inc, 3.1250%, 3/16/22	2,100,000		2,085,907
Verizon Communications Inc, 3.5000%, 2/17/23	2,120,000	AUD	1,508,884
Verizon Communications Inc, 4.5000%, 8/17/27	3,200,000	AUD	2,315,258
Virgin Media Secured Finance PLC, 6.2500%, 3/28/29	3,052,000	GBP	3,892,401
Vodafone Group PLC, 3.2500%, 12/13/22	3,200,000	AUD	2,266,140
Vodafone Group PLC, 2.9500%, 2/19/23	3,092,000		2,976,640
Walt Disney Co, 1.8500%, 7/30/26	719,000		639,804
Zayo Group LLC / Zayo Capital Inc, 5.7500%, 1/15/27 (144A)	1,890,000		1,686,825
			76,907,689
Consumer Cyclical – 8.1%
Amazon.com Inc, 3.1500%, 8/22/27	7,278,000		7,026,446
Booking Holdings Inc, 1.8000%, 3/3/27	3,510,000	EUR	4,034,423
Co-operative Group Holdings 2011 Ltd, 6.8750%, 7/8/20Ç	2,509,000	GBP	3,324,614
Co-operative Group Holdings 2011 Ltd, 7.5000%, 7/8/26Ç	2,800,000	GBP	3,935,872
CPUK Finance Ltd, 4.2500%, 8/28/22	1,700,000	GBP	2,070,591
CPUK Finance Ltd, 4.2500%, 8/28/22 (144A)	700,000	GBP	852,596
CPUK Finance Ltd, 4.8750%, 8/28/25	1,000,000	GBP	1,191,222
CPUK Finance Ltd, 4.8750%, 8/28/25 (144A)	400,000	GBP	476,489
ISS Global A/S, 1.1250%, 1/7/21	1,500,000	EUR	1,741,025
Mastercard Inc, 2.1000%, 12/1/27	5,530,000	EUR	6,858,705
McDonald's Corp, 3.1250%, 3/4/25	10,380,000	CAD	7,495,349
McDonald's Corp, 2.6250%, 6/11/29	3,900,000	EUR	4,780,848
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		6,469,080
Visa Inc, 2.7500%, 9/15/27	8,500,000		8,054,685
Walmart Inc, 2.5500%, 4/8/26	2,000,000	EUR	2,543,435
Walmart Inc, 3.7000%, 6/26/28	4,010,000		4,070,882
			64,926,262
Consumer Non-Cyclical – 12.0%
Altria Group Inc, 2.8500%, 8/9/22	4,600,000		4,415,667
Anheuser-Busch InBev Finance Inc, 2.6000%, 5/15/24	4,500,000	CAD	3,127,187
Aramark Services Inc, 5.1250%, 1/15/24	681,000		674,190
Aramark Services Inc, 5.0000%, 4/1/25 (144A)	445,000		434,987
Aramark Services Inc, 4.7500%, 6/1/26	2,419,000		2,273,860
Aramark Services Inc, 5.0000%, 2/1/28 (144A)	3,000,000		2,797,500
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	4,736,000		4,674,611
BAT Capital Corp, 2.7640%, 8/15/22	1,692,000		1,598,221
BAT International Finance PLC, 6.0000%, 6/29/22	950,000	GBP	1,354,681

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Strategic Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Catalent Pharma Solutions Inc, 4.8750%, 1/15/26 (144A)	$3,439,000		$3,258,452
Coca-Cola Co, 0.7500%, 3/9/23	2,000,000	EUR	2,319,843
Coca-Cola Co, 3.2500%, 6/11/24	4,000,000	AUD	2,862,505
Constellation Brands Inc, 4.7500%, 11/15/24	1,605,000		1,655,319
Constellation Brands Inc, 3.5000%, 5/9/27	4,000,000		3,705,917
Cott Holdings Inc, 5.5000%, 4/1/25 (144A)	2,036,000		1,918,930
Elanco Animal Health Inc, 4.9000%, 8/28/28 (144A)	4,010,000		4,082,871
FBG Finance Pty Ltd, 3.2500%, 9/6/22	2,330,000	AUD	1,640,951
FBG Finance Pty Ltd, 3.7500%, 9/6/24	710,000	AUD	499,697
HCA Inc, 5.0000%, 3/15/24	67,000		66,330
HCA Inc, 5.2500%, 6/15/26	2,390,000		2,372,075
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,238,526
Heineken NV, 2.0200%, 5/12/32	2,800,000	EUR	3,266,060
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,400,000		1,414,000
IQVIA Inc, 4.8750%, 5/15/23 (144A)	2,500,000		2,450,000
Kellogg Co, 1.2500%, 3/10/25	4,200,000	EUR	4,792,583
LVMH Moet Hennessy Louis Vuitton SE, 0.7500%, 5/26/24	5,000,000	EUR	5,743,616
PepsiCo Inc, 2.1500%, 5/6/24	7,800,000	CAD	5,461,429
Philip Morris International Inc, 2.0000%, 2/21/20	3,530,000		3,485,525
Sysco Corp, 1.2500%, 6/23/23	4,200,000	EUR	4,918,197
Sysco Corp, 3.5500%, 3/15/25	3,088,000		3,042,218
Tesco PLC, 6.1250%, 2/24/22	1,550,000	GBP	2,180,835
Tesco PLC, 5.5000%, 1/13/33	3,691,000	GBP	5,376,523
Tesco PLC, 6.1500%, 11/15/37 (144A)	3,080,000		3,185,022
Wm Morrison Supermarkets PLC, 3.5000%, 7/27/26	1,997,000	GBP	2,640,261
			95,928,589
Industrial – 0.5%
Cintas Corp No 2, 2.9000%, 4/1/22	2,000,000		1,967,201
Cintas Corp No 2, 3.7000%, 4/1/27	2,000,000		1,954,395
			3,921,596
Insurance – 1.7%
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.9700%, 6.8750%µ	1,300,000	GBP	1,686,133
AXA SA, ICE LIBOR USD 3 Month + 2.2560%, 6.3790% (144A)µ	2,328,000		2,293,080
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.6000%, 6.1250%µ	1,414,000	GBP	1,873,638
Legal & General Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.3300%, 5.8750%µ	1,300,000	GBP	1,656,852
Phoenix Group Holdings PLC, 4.1250%, 7/20/22	1,600,000	GBP	2,019,218
Phoenix Group Holdings PLC, 6.6250%, 12/18/25	2,412,000	GBP	3,126,231
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	894,288
			13,549,440
Non-Agency Commercial Mortgage-Backed Securities – 0.2%
Nationwide Building Society, 10.2500%µ	850,000	GBP	1,508,417
Owned No Guarantee – 0.5%
TenneT Holding BV, 1.7500%, 6/4/27	3,000,000	EUR	3,595,422
Real Estate Investment Trusts (REITs) – 0.2%
Digital Realty Trust LP, 4.7500%, 10/1/25	1,900,000		1,942,098
Supranational – 1.3%
European Investment Bank, 2.7000%, 1/12/23	10,000,000	AUD	7,114,778
European Investment Bank, 3.1000%, 8/17/26	4,520,000	AUD	3,245,383
			10,360,161
Technology – 8.3%
Adobe Inc, 3.2500%, 2/1/25	712,000		699,059
Alphabet Inc, 1.9980%, 8/15/26	8,830,000		8,031,681
Apple Inc, 2.6500%, 6/10/20	2,800,000	AUD	1,974,532
Apple Inc, 3.7000%, 8/28/22	15,060,000	AUD	10,992,246
Dell International LLC / EMC Corp, 5.4500%, 6/15/23 (144A)	8,635,000		8,786,823
Equinix Inc, 5.3750%, 4/1/23	2,200,000		2,189,000
Equinix Inc, 2.8750%, 10/1/25	2,100,000	EUR	2,303,502

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Technology – (continued)
First Data Corp, 5.7500%, 1/15/24 (144A)	$1,110,000		$1,084,015
Intel Corp, 4.0000%, 12/1/22	7,500,000	AUD	5,489,833
InterXion Holding NV, 4.7500%, 6/15/25	2,000,000	EUR	2,343,683
InterXion Holding NV, 4.7500%, 6/15/25 (144A)	450,000	EUR	527,329
Iron Mountain Inc, 6.0000%, 8/15/23	2,000,000		2,025,000
Microsoft Corp, 3.1250%, 12/6/28	8,000,000	EUR	10,927,633
Microsoft Corp, 3.4500%, 8/8/36	1,325,000		1,255,332
salesforce.com Inc, 3.7000%, 4/11/28	6,522,000		6,560,377
VMware Inc, 3.9000%, 8/21/27	1,135,000		1,007,324
			66,197,369
Total Corporate Bonds (cost $433,999,751)			410,265,713
Foreign Government Bonds – 22.3%
Australia Government Bond, 1.7500%, 11/21/20	8,000,000	AUD	5,617,273
Australia Government Bond, 2.0000%, 12/21/21	11,000,000	AUD	7,782,830
Australia Government Bond, 2.7500%, 4/21/24	29,129,000	AUD	21,252,857
Australia Government Bond, 2.2500%, 5/21/28	8,000,000	AUD	5,601,859
Australia Government Bond, 2.7500%, 11/21/28	38,800,000	AUD	28,334,642
Australia Government Bond, 3.7500%, 4/21/37	48,000,000	AUD	39,246,172
Australia Government Bond, 3.0000%, 3/21/47	11,000,000	AUD	7,990,754
Bundesrepublik Deutschland Bundesanleihe, 3.2500%, 7/4/42	6,240,000	EUR	10,993,040
Canadian Government Bond, 0.5000%, 3/1/22	13,250,000	CAD	9,298,394
Canadian Government Bond, 1.7500%, 3/1/23	52,500,000	CAD	38,245,000
Canadian Government Bond, 2.7500%, 12/1/48	5,000,000	CAD	4,117,216
Total Foreign Government Bonds (cost $183,223,656)			178,480,037
United States Treasury Notes/Bonds – 9.6%
2.0000%, 1/31/20	10,000,000		9,934,658
2.6250%, 8/31/20	35,000,000		35,042,295
2.7500%, 11/15/23	23,000,000		23,250,294
2.8750%, 5/15/28	8,000,000		8,128,657
Total United States Treasury Notes/Bonds (cost $75,897,298)			76,355,904
Investment Companies – 10.9%
Money Markets – 10.9%
Fidelity Investments Money Market Treasury Portfolio, 2.2400%ºº (cost $87,433,863)	87,433,863		87,433,863
Total Investments (total cost $802,153,675) – 96.7%			773,068,617
Cash, Receivables and Other Assets, net of Liabilities – 3.3%			26,392,458
Net Assets – 100%			$799,461,075

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Strategic Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$439,231,528	56.8%
Australia	115,826,387	15.0
United Kingdom	74,917,515	9.7
Canada	53,579,540	6.9
Germany	20,125,045	2.6
France	18,984,253	2.5
Netherlands	14,181,344	1.8
Supranational	10,360,161	1.3
Hong Kong	5,917,057	0.8
Belgium	5,267,835	0.7
Bermuda	4,674,611	0.6
Switzerland	3,437,910	0.4
Luxembourg	2,877,238	0.4
Ireland	1,947,168	0.3
Denmark	1,741,025	0.2

Total	$773,068,617	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	1/30/19	(256,017,808)	$185,031,721	$4,632,362
Australian Dollar	1/30/19	1,057,333	(755,807)	(10,771)
British Pound	1/30/19	399,116	(504,948)	4,438
British Pound	1/30/19	(42,279,998)	53,472,418	(488,992)
Canadian Dollar	1/30/19	(100,024,386)	74,826,146	1,485,517
Euro	1/30/19	8,295,543	(9,475,554)	51,868
Euro	1/30/19	(99,707,492)	113,911,337	(602,603)

				5,071,819
JPMorgan Chase & Co:
Australian Dollar	2/6/19	(22,000,000)	15,827,570	323,912
Total				$5,395,731

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year Australian Treasury Bond	380	3/15/19	$35,503,317	$395,186	$126,372
10-Year US Treasury Note	420	3/20/19	51,246,563	537,031	413,438
3-Year Australian Bond	850	3/15/19	67,167,047	263,173	46,685
5-Year US Treasury Note	738	3/29/19	84,639,375	1,193,899	467,015
Euro-Bund	205	3/7/19	38,360,241	181,503	91,419
Ultra Long Term US Treasury Bond	152	3/20/19	22,192,000	44,843	190,000
Total				$2,615,635	$1,334,929

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Strategic Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Barclays Capital Inc:

Advanced Micro Devices Inc, Fixed Rate 5.00%, Paid quarterly	12/20/23	7,150,000	USD	$(999,052)	$27,871	$(971,181)
Renault SA, Fixed Rate 1.00%, Paid quarterly	12/20/21	3,000,000	EUR	10,704	(23,645)	(12,941)
				(988,348)	4,226	(984,122)

Citigroup Global Markets:

Airbus SE, Fixed Rate 1.00%, Paid quarterly	12/20/23	3,400,000	EUR	(125,777)	28,859	(96,918)
Arrow Electronics Inc, Fixed Rate 1.00%, Paid quarterly	12/20/23	8,100,000	USD	(7,354)	41,412	34,058
Avnet Inc, Fixed Rate 1.00%, Paid quarterly	12/20/23	8,100,000	USD	-	57,996	57,996
Commonwealth Bank of Australia, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(25,915)	(8,930)	(34,844)
Commonwealth Bank of Australia, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(28,624)	(6,220)	(34,844)
National Australia Bank Ltd, Fixed Rate 1.00%, Paid quarterly	6/20/23	4,410,000	USD	(53,845)	(8,388)	(62,233)
Westpac Banking Corp, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(26,922)	(3,181)	(30,103)
Westpac Banking Corp, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(29,126)	(976)	(30,103)
				(297,563)	100,572	(196,991)

JPMorgan Chase & Co:

Host Hotels & Restorts LP, Fixed Rate 1.00%, Paid quarterly	12/20/20	1,250,000	USD	20,186	(39,075)	(18,889)
Host Hotels & Restorts LP, Fixed Rate 1.00%, Paid quarterly	12/20/20	1,250,000	USD	20,186	(39,075)	(18,889)
				40,372	(78,150)	(37,778)

Morgan Stanley:

International Business Machines Corp, Fixed Rate 1.00%, Paid quarterly	12/20/23	8,100,000	USD	(62,893)	9,189	(53,704)
Total				$(1,308,432)	$35,837	$(1,272,595)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Schedule of Investments (unaudited)

December 31, 2018

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2018.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018

	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ -	$6,498,097	$ -	$6,498,097
Outstanding swap contracts, at value	92,054	-	-	92,054
Variation margin receivable	-	-	1,334,929	1,334,929

Total Asset Derivatives	$ 92,054	$6,498,097	$ 1,334,929	$7,925,080

Liability Derivatives:
Forward foreign currency exchange contracts	$ -	$1,102,366	$ -	$1,102,366
Outstanding swap contracts, at value	1,364,649	-	-	1,364,649

Total Liability Derivatives	$1,364,649	$1,102,366	$ -	$2,467,015

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ 526,915	$ 526,915
Forward foreign currency exchange contracts	-	12,276,814	-	12,276,814
Purchased options contracts	-	-	(94,578)	(94,578)
Swap contracts	(27,039)	-	-	(27,039)

Total	$(27,039)	$12,276,814	$ 432,337	$12,682,112

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ 1,956,916	$ 1,956,916
Forward foreign currency exchange contracts	-	5,130,982	-	5,130,982
Swap contracts	39,247	-	-	39,247

Total	$ 39,247	$ 5,130,982	$ 1,956,916	$ 7,127,145

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Strategic Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Credit default swaps, short	$ (953,121)
Forward foreign currency exchange contracts, purchased	14,420,261
Forward foreign currency exchange contracts, sold	460,240,988
Futures contracts, purchased	200,947,602
Purchased options contracts, call	6,696

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays Global Aggregate Credit (US Hedged) Index	Bloomberg Barclays Global Aggregate Credit (US Hedged) Index measures the credit sector of the global investment grade fixed-rate bond market, including corporate, government and agency securities.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $64,479,099, which represents 8.1% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

Janus Investment Fund	17

Janus Henderson Strategic Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$485,986	$-
Bank Loans and Mezzanine Loans	-	20,047,114	-
Corporate Bonds	-	410,265,713	-
Foreign Government Bonds	-	178,480,037	-
United States Treasury Notes/Bonds	-	76,355,904	-
Investment Companies	87,433,863	-	-
Total Investments in Securities	$87,433,863	$685,634,754	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	6,498,097	-
Outstanding Swap Contracts, at Value	-	92,054	-
Variation Margin Receivable	1,334,929	-	-
Total Assets	$88,768,792	$692,224,905	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,102,366	$-
Outstanding Swap Contracts, at Value	-	1,364,649	-
Total Liabilities	$-	$2,467,015	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

18	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Investments, at value(1)	$773,068,617
Cash	4,987,743
Deposits with brokers for futures	3,482,949
Forward foreign currency exchange contracts	6,498,097
Outstanding swap contracts, at value(2)	92,054
Variation margin receivable	1,334,929
Non-interested Trustees' deferred compensation	19,377
Receivables:
Investments sold	7,392,370
Interest	6,093,984
Fund shares sold	2,790,747
Foreign tax reclaims	880
Other assets	2,155,452
Total Assets	807,917,199
Liabilities:
Foreign cash due to custodian	2,035,889
Forward foreign currency exchange contracts	1,102,366
Outstanding swap contracts, at value(3)	1,364,649
Payables:	—
Fund shares repurchased	2,898,366
Advisory fees	385,728
Dividends	303,545
Transfer agent fees and expenses	124,034
12b-1 Distribution and shareholder servicing fees	39,668
Professional fees	21,490
Non-interested Trustees' deferred compensation fees	19,377
Custodian fees	7,501
Non-interested Trustees' fees and expenses	5,806
Affiliated fund administration fees payable	1,758
Accrued expenses and other payables	145,947
Total Liabilities	8,456,124
Net Assets	$799,461,075

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Strategic Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$829,940,185
Total distributable earnings (loss)	(30,479,110)
Total Net Assets	$799,461,075
Net Assets - Class A Shares	$42,006,937
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,608,724
Net Asset Value Per Share(4)	$9.11
Maximum Offering Price Per Share(5)	$9.56
Net Assets - Class C Shares	$35,137,862
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,879,249
Net Asset Value Per Share(4)	$9.06
Net Assets - Class D Shares	$8,901,129
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	977,173
Net Asset Value Per Share	$9.11
Net Assets - Class I Shares	$667,803,256
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	73,494,053
Net Asset Value Per Share	$9.09
Net Assets - Class N Shares	$5,283,685
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	581,194
Net Asset Value Per Share	$9.09
Net Assets - Class S Shares	$146,644
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,101
Net Asset Value Per Share	$9.11
Net Assets - Class T Shares	$40,181,562
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,412,055
Net Asset Value Per Share	$9.11

(1) Includes cost of $802,153,675.

(2) Premiums received $7,354.

(3) Net premiums received $1,301,078.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Interest	$12,748,166
Dividends	88,979
Other income	21,424
Foreign tax withheld	(6,204)
Total Investment Income	12,852,365
Expenses:
Advisory fees	2,215,470
12b-1 Distribution and shareholder servicing fees:
Class A Shares	51,454
Class C Shares	190,247
Class S Shares	165
Transfer agent administrative fees and expenses:
Class D Shares	5,045
Class S Shares	165
Class T Shares	50,618
Transfer agent networking and omnibus fees:
Class A Shares	15,815
Class C Shares	16,066
Class I Shares	288,558
Other transfer agent fees and expenses:
Class A Shares	1,810
Class C Shares	1,586
Class D Shares	1,511
Class I Shares	15,868
Class N Shares	67
Class T Shares	499
Registration fees	172,917
Professional fees	31,330
Shareholder reports expense	29,757
Custodian fees	22,083
Non-interested Trustees’ fees and expenses	12,679
Affiliated fund administration fees	10,070
Other expenses	129,326
Total Expenses	3,263,106
Less: Excess Expense Reimbursement and Waivers	(4,663)
Net Expenses	3,258,443
Net Investment Income/(Loss)	9,593,922

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Strategic Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(10,568,583)
Purchased options contracts	(94,578)
Forward foreign currency exchange contracts	12,276,814
Futures contracts	526,915
Swap contracts	(27,039)
Total Net Realized Gain/(Loss) on Investments	2,113,529
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(8,294,872)
Forward foreign currency exchange contracts	5,130,982
Futures contracts	1,956,916
Swap contracts	39,247
Total Change in Unrealized Net Appreciation/Depreciation	(1,167,727)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$10,539,724

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$9,593,922	$14,475,524
Net realized gain/(loss) on investments	2,113,529	11,142,743
Change in unrealized net appreciation/depreciation	(1,167,727)	(21,576,157)
Net Increase/(Decrease) in Net Assets Resulting from Operations	10,539,724	4,042,110
Dividends and Distributions to Shareholders(1)
Class A Shares	(1,592,921)	N/A
Class C Shares	(1,205,817)	N/A
Class D Shares	(317,440)	N/A
Class I Shares	(25,831,656)	N/A
Class N Shares	(197,850)	N/A
Class S Shares	(5,196)	N/A
Class T Shares	(1,538,343)	N/A
Total Dividends and Distributions to Shareholders	(30,689,223)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(943,142)
Class C Shares	N/A	(570,307)
Class D Shares	N/A	(150,050)
Class I Shares	N/A	(12,205,743)
Class N Shares	N/A	(50,725)
Class S Shares	N/A	(1,447)
Class T Shares	N/A	(451,902)
Total Dividends from Net Investment Income	N/A	(14,373,316)
Net Decrease from Dividends and Distributions to Shareholders	(30,689,223)	(14,373,316)
Capital Share Transactions:
Class A Shares	2,453,601	(1,921,923)
Class C Shares	(4,005,392)	667,575
Class D Shares	262,321	8,563,832
Class I Shares	25,381,809	333,926,182
Class N Shares	1,239,286	2,854,921
Class S Shares	29,422	71,641
Class T Shares	11,191,557	30,508,683
Net Increase/(Decrease) from Capital Share Transactions	36,552,604	374,670,911
Net Increase/(Decrease) in Net Assets	16,403,105	364,339,705
Net Assets:
Beginning of period	783,057,970	418,718,265
End of period(2)	$799,461,075	$783,057,970

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $12,937,639 as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Strategic Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$9.35	$9.46	$9.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.21	0.26
Net realized and unrealized gain/(loss)	0.01	(0.12)	0.11
Total from Investment Operations	0.11	0.09	0.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.20)	(0.12)
Return of capital	—	—	(0.13)
Total Dividends and Distributions	(0.35)	(0.20)	(0.25)
Net Asset Value, End of Period	$9.11	$9.35	$9.46
Total Return*	1.17%	0.99%	3.99%
Net Assets, End of Period (in thousands)	$42,007	$40,600	$43,047
Average Net Assets for the Period (in thousands)	$40,822	$43,700	$60,131
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99%	0.98%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.98%	1.01%
Ratio of Net Investment Income/(Loss)	2.20%	2.23%	2.99%
Portfolio Turnover Rate	29%	125%	112%

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$9.30	$9.41	$9.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.07	0.14	0.19
Net realized and unrealized gain/(loss)	0.01	(0.12)	0.11
Total from Investment Operations	0.08	0.02	0.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.13)	(0.08)
Return of capital	—	—	(0.10)
Total Dividends and Distributions	(0.32)	(0.13)	(0.18)
Net Asset Value, End of Period	$9.06	$9.30	$9.41
Total Return*	0.83%	0.25%	3.31%
Net Assets, End of Period (in thousands)	$35,138	$40,085	$39,923
Average Net Assets for the Period (in thousands)	$37,767	$39,996	$46,079
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.75%	1.72%	1.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.75%	1.72%	1.77%
Ratio of Net Investment Income/(Loss)	1.45%	1.48%	2.22%
Portfolio Turnover Rate	29%	125%	112%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014		2013(1)
Net Asset Value, Beginning of Period	$9.09	$9.13	$8.93		$9.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.25	0.32	0.46		0.23
Net realized and unrealized gain/(loss)	0.24	0.01	0.20		(0.19)
Total from Investment Operations	0.49	0.33	0.66		0.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.37)	(0.46)		(0.23)
Total Dividends and Distributions	(0.24)	(0.37)	(0.46)		(0.23)
Net Asset Value, End of Period	$9.34	$9.09	$9.13		$8.93
Total Return*	5.46%	3.71%	7.56%		0.39%
Net Assets, End of Period (in thousands)	$66,863	$28,200	$11,522		$15,656
Average Net Assets for the Period (in thousands)	$47,477	$20,111	$12,645		$17,450
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%(3)	1.15%	1.36%		1.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%(3)	1.09%	1.10%		1.10%
Ratio of Net Investment Income/(Loss)	2.72%(4)	3.52%	5.02%		4.36%
Portfolio Turnover Rate	110%	54%	84%		50%
				1

Class C Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014	2013(1)
Net Asset Value, Beginning of Period	$9.04	$9.09	$8.89	$9.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.18	0.26	0.39	0.19
Net realized and unrealized gain/(loss)	0.24	—(5)	0.20	(0.20)
Total from Investment Operations	0.42	0.26	0.59	(0.01)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.31)	(0.39)	(0.18)
Total Dividends and Distributions	(0.17)	(0.31)	(0.39)	(0.18)
Net Asset Value, End of Period	$9.29	$9.04	$9.09	$8.89
Total Return*	4.70%	2.84%	6.78%	(0.06)%
Net Assets, End of Period (in thousands)	$50,531	$30,034	$17,744	$19,483
Average Net Assets for the Period (in thousands)	$40,443	$25,216	$17,512	$21,665
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.80%(3)	1.92%	2.12%	2.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.80%(3)	1.85%	1.85%	1.85%
Ratio of Net Investment Income/(Loss)	1.98%(4)	2.84%	4.27%	3.62%
Portfolio Turnover Rate	110%	54%	84%	50%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) The Fund changed its fiscal year end from December 31 to July 31 effective July 31, 2013.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(4) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

(5) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Strategic Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the year ended December 31	2012
Net Asset Value, Beginning of Period	$8.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.40
Net realized and unrealized gain/(loss)	0.73
Total from Investment Operations	1.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.40)
Total Dividends and Distributions	(0.40)
Net Asset Value, End of Period	$9.12
Total Return*	13.75%
Net Assets, End of Period (in thousands)	$17,596
Average Net Assets for the Period (in thousands)	$16,030
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.34%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%
Ratio of Net Investment Income/(Loss)	4.51%
Portfolio Turnover Rate	47%

Class C Shares
For a share outstanding during the year ended December 31	2012
Net Asset Value, Beginning of Period	$8.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.33
Net realized and unrealized gain/(loss)	0.73
Total from Investment Operations	1.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)
Total Dividends and Distributions	(0.33)
Net Asset Value, End of Period	$9.08
Total Return*	12.95%
Net Assets, End of Period (in thousands)	$22,328
Average Net Assets for the Period (in thousands)	$22,229
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.11%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.85%
Ratio of Net Investment Income/(Loss)	3.77%
Portfolio Turnover Rate	47%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

26	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$9.34	$9.45	$9.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.22	0.02
Net realized and unrealized gain/(loss)	0.02	(0.11)	(0.03)
Total from Investment Operations	0.13	0.11	(0.01)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.22)	(0.01)
Return of capital	—	—	(0.02)
Total Dividends and Distributions	(0.36)	(0.22)	(0.03)
Net Asset Value, End of Period	$9.11	$9.34	$9.45
Total Return*	1.36%	1.17%	(0.09)%
Net Assets, End of Period (in thousands)	$8,901	$8,848	$450
Average Net Assets for the Period (in thousands)	$8,340	$6,302	$270
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.86%	0.79%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.79%	0.89%
Ratio of Net Investment Income/(Loss)	2.38%	2.39%	3.54%
Portfolio Turnover Rate	29%	125%	112%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(3)
Net Asset Value, Beginning of Period	$9.32	$9.43	$9.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.23	0.27
Net realized and unrealized gain/(loss)	0.02	(0.11)	0.12
Total from Investment Operations	0.13	0.12	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.23)	(0.12)
Return of capital	—	—	(0.15)
Total Dividends and Distributions	(0.36)	(0.23)	(0.27)
Net Asset Value, End of Period	$9.09	$9.32	$9.43
Total Return*	1.39%	1.25%	4.26%
Net Assets, End of Period (in thousands)	$667,803	$659,214	$333,853
Average Net Assets for the Period (in thousands)	$667,123	$496,179	$326,067
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.72%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.72%	0.76%
Ratio of Net Investment Income/(Loss)	2.45%	2.47%	3.21%
Portfolio Turnover Rate	29%	125%	112%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Strategic Income Fund

Financial Highlights

Class I Shares
For a share outstanding during the year or period ended July 31	2016	2015	2014	2013(1)
Net Asset Value, Beginning of Period	$9.06	$9.11	$8.91	$9.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.27	0.34	0.48	0.24
Net realized and unrealized gain/(loss)	0.23	0.01	0.21	(0.19)
Total from Investment Operations	0.50	0.35	0.69	0.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.40)	(0.49)	(0.24)
Total Dividends and Distributions	(0.25)	(0.40)	(0.49)	(0.24)
Net Asset Value, End of Period	$9.31	$9.06	$9.11	$8.91
Total Return*	5.70%	3.86%	7.88%	0.54%
Net Assets, End of Period (in thousands)	$323,462	$106,544	$18,271	$7,291
Average Net Assets for the Period (in thousands)	$227,875	$65,902	$7,395	$5,535
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%(3)	0.92%	1.08%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%(3)	0.84%	0.85%	0.85%
Ratio of Net Investment Income/(Loss)	2.96%(4)	3.73%	5.29%	4.59%
Portfolio Turnover Rate	110%	54%	84%	50%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) The Fund changed its fiscal year end from December 31 to July 31 effective July 31, 2013.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(4) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

28	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Financial Highlights

Class I Shares
For a share outstanding during the year ended December 31	2012
Net Asset Value, Beginning of Period	$8.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42
Net realized and unrealized gain/(loss)	0.73
Total from Investment Operations	1.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.42)
Total Dividends and Distributions	(0.42)
Net Asset Value, End of Period	$9.10
Total Return*	14.06%
Net Assets, End of Period (in thousands)	$3,903
Average Net Assets for the Period (in thousands)	$3,025
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%
Ratio of Net Investment Income/(Loss)	4.79%
Portfolio Turnover Rate	47%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Strategic Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$9.32	$9.44	$9.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.12	0.23	0.28
Net realized and unrealized gain/(loss)	0.01	(0.12)	0.11
Total from Investment Operations	0.13	0.11	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.23)	(0.12)
Return of capital	—	—	(0.15)
Total Dividends and Distributions	(0.36)	(0.23)	(0.27)
Net Asset Value, End of Period	$9.09	$9.32	$9.44
Total Return*	1.43%	1.19%	4.31%
Net Assets, End of Period (in thousands)	$5,284	$4,168	$1,340
Average Net Assets for the Period (in thousands)	$4,689	$2,007	$1,434
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72%	0.67%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.67%	0.70%
Ratio of Net Investment Income/(Loss)	2.53%	2.51%	3.25%
Portfolio Turnover Rate	29%	125%	112%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(3)
Net Asset Value, Beginning of Period	$9.34	$9.45	$9.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.20	—(4)
Net realized and unrealized gain/(loss)	0.02	(0.12)	(0.01)
Total from Investment Operations	0.11	0.08	(0.01)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.19)	(0.01)
Return of capital	—	—	(0.02)
Total Dividends and Distributions	(0.34)	(0.19)	(0.03)
Net Asset Value, End of Period	$9.11	$9.34	$9.45
Total Return*	1.19%	0.85%	(0.11)%
Net Assets, End of Period (in thousands)	$147	$121	$50
Average Net Assets for the Period (in thousands)	$131	$70	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.45%	2.19%	1.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.05%	1.22%
Ratio of Net Investment Income/(Loss)	2.03%	2.12%	(0.55)%
Portfolio Turnover Rate	29%	125%	112%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2016 through June 30, 2017. The Fund changed its fiscal year end from July 31 to June 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Period from June 5, 2017 (inception date) through June 30, 2017.

(4) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

30	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended July 31	2016(1)
Net Asset Value, Beginning of Period	$8.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.17
Net realized and unrealized gain/(loss)	0.32
Total from Investment Operations	0.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)
Total Dividends and Distributions	(0.16)
Net Asset Value, End of Period	$9.32
Total Return*	5.57%
Net Assets, End of Period (in thousands)	$1,528
Average Net Assets for the Period (in thousands)	$1,413
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.73%(3)
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%(3)
Ratio of Net Investment Income/(Loss)	2.77%(4)
Portfolio Turnover Rate	110%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from November 30, 2015 (inception date) through July 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Gross Expenses and Ratio of Net Expenses (After Waivers and Expense Offsets) would have been 0.01% higher had the custodian not reimbursed the Fund.

(4) The Ratio of Net Investment Income/(Loss) include a reimbursement of prior period custodian out-of-pocket expenses. The Ratio of Net Investment Income/(Loss) would have been 0.01% lower had the custodian not reimbursed the Fund.

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Strategic Income Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017(1)
Net Asset Value, Beginning of Period	$9.34	$9.45	$9.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.21	—(3)
Net realized and unrealized gain/(loss)	0.01	(0.10)	(0.01)
Total from Investment Operations	0.12	0.11	(0.01)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.22)	(0.01)
Return of capital	—	—	(0.02)
Total Dividends and Distributions	(0.35)	(0.22)	(0.03)
Net Asset Value, End of Period	$9.11	$9.34	$9.45
Total Return*	1.32%	1.11%	(0.10)%
Net Assets, End of Period (in thousands)	$40,182	$30,023	$55
Average Net Assets for the Period (in thousands)	$40,111	$19,756	$53
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.89%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.88%	0.95%
Ratio of Net Investment Income/(Loss)	2.27%	2.31%	(0.01)%
Portfolio Turnover Rate	29%	125%	112%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through June 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

32	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Strategic Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through current income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

Pursuant to the Agreement and Plan of Reorganization, the Fund acquired all the assets and liabilities of the Henderson Strategic Income Fund (the “Predecessor Fund”), a series of Henderson Global Funds, in exchange for Class A, Class C, Class I and Class N Fund shares having an aggregate net asset value equal to the value of the aggregate net assets of the same share class of the Predecessor Fund (except that Class R6 Predecessor Fund shares were exchanged for Class N Fund shares) (the “Reorganization”). The Reorganization occurred at the close of business on June 2, 2017.

The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial highlights.

The last fiscal year end of the Predecessor Fund was July 31, 2016. Subsequent to July 31, 2016, the Fund changed its fiscal year end to June 30, 2017, to reflect the fiscal year end of certain funds of the Trust.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Janus Investment Fund	33

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

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Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

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Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future

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Notes to Financial Statements (unaudited)

contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

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Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

The Fund may enter into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund and/or in order to take a positive outlook on the related currency to increase exposure to currency risk.

The Fund may enter into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund and/or in order to take a negative outlook on the related currency to increase exposure to currency risk.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities

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Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund may purchase or sell futures on interest rates to increase or decrease exposure to interest rate risk.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on bond futures in order to increase interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.

There were no purchased options held at December 31, 2018.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap

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Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

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Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In

Janus Investment Fund	41

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Notes to Financial Statements (unaudited)

addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to

42	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may

Janus Investment Fund	43

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table  present  gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$6,174,185	$(1,102,366)	$—	$5,071,819
Citigroup Global Markets	92,054	(92,054)	—	—
JPMorgan Chase & Co	323,912	(37,778)	—	286,134

Total	$6,590,151	$(1,232,198)	$—	$5,357,953

44	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Barclays Capital Inc	$984,122	$—	$—	$984,122
BNP Paribas	1,102,366	(1,102,366)	—	—
Citigroup Global Markets	289,045	(92,054)	—	196,991
JPMorgan Chase & Co	37,778	(37,778)	—	—
Morgan Stanley	53,704	—	—	53,704

Total	$2,467,015	$(1,232,198)	$—	$1,234,817
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In

Janus Investment Fund	45

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC's (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.55
Next $500 Million	0.50
Above $1.5 Billion	0.45

Effective December 31, 2017, the Fund’s subadvisory agreement with Henderson Investment Management Limited (“HIML”) was terminated. HIML served as subadviser to the Fund. As subadviser, HIML provided day-to-day management of the investment operations of the Fund subject to the general oversight of the Board of Trustees and Janus Capital. HIML was an affiliate of Janus Capital through a common parent company.

Janus Capital paid HIML a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Capital has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of Janus Capital. In this capacity, such employees of HGIL are subject to the oversight and supervision of Janus Capital and may provide portfolio management, research, and related services to the Fund on behalf of Janus Capital.

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.64% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

46	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during

Janus Investment Fund	47

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution fees and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as part of "Other expenses" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $3,200.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class A Shares paid CDSCs of $22 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption

48	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $3,611.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned		% of Fund Owned
Class A Shares	-	%*	-	%*
Class C Shares	-*		-*
Class D Shares	1		-*
Class I Shares	-*		-*
Class N Shares	26		-*
Class S Shares	35		-*
Class T Shares	-*		-*

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

During the period ended June 30, 2017, Janus Capital made a contribution to the Fund for bond pricing methodology differences when merging the Predecessor Fund into the Trust. The impact of the contribution on the total return is 0.26%.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2018, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2018
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(2,769,269)	$ -	$ (2,769,269)

Janus Investment Fund	49

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, and investments in foreign currency contracts.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 802,174,736	$ 2,305,776	$(31,411,895)	$ (29,106,119)

Information on the tax components of derivatives as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ (1,308,432)	$ 9,279,059	$ (1,231,856)	$ 8,047,203

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

50	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,037,526	$ 9,629,441	1,855,188	$ 17,574,218
Reinvested dividends and distributions	155,165	1,422,420	89,597	847,501
Shares repurchased	(926,695)	(8,598,260)	(2,151,299)	(20,343,642)
Net Increase/(Decrease)	265,996	$ 2,453,601	(206,514)	$ (1,921,923)
Class C Shares:
Shares sold	629,362	$ 5,790,853	1,331,849	$ 12,553,458
Reinvested dividends and distributions	122,315	1,113,602	55,300	520,174
Shares repurchased	(1,184,066)	(10,909,847)	(1,317,733)	(12,406,057)
Net Increase/(Decrease)	(432,389)	$ (4,005,392)	69,416	$ 667,575
Class D Shares:
Shares sold	271,633	$ 2,511,305	1,539,450	$ 14,618,056
Reinvested dividends and distributions	34,130	312,947	15,097	142,264
Shares repurchased	(275,652)	(2,561,931)	(655,111)	(6,196,488)
Net Increase/(Decrease)	30,111	$ 262,321	899,436	$ 8,563,832
Class I Shares:
Shares sold	16,399,443	$151,889,960	49,667,777	$468,693,888
Reinvested dividends and distributions	2,493,124	22,796,447	1,106,406	10,415,684
Shares repurchased	(16,132,587)	(149,304,598)	(15,431,436)	(145,183,390)
Net Increase/(Decrease)	2,759,980	$ 25,381,809	35,342,747	$333,926,182
Class N Shares:
Shares sold	153,716	$ 1,424,095	317,565	$ 2,973,060
Reinvested dividends and distributions	21,152	193,514	5,387	50,725
Shares repurchased	(40,742)	(378,323)	(17,899)	(168,864)
Net Increase/(Decrease)	134,126	$ 1,239,286	305,053	$ 2,854,921
Class S Shares:
Shares sold	2,616	$ 24,226	7,480	$ 70,219
Reinvested dividends and distributions	568	5,196	154	1,447
Shares repurchased	-	-	(3)	(25)
Net Increase/(Decrease)	3,184	$ 29,422	7,631	$ 71,641
Class T Shares:
Shares sold	2,014,219	$ 18,755,746	3,727,477	$ 35,397,938
Reinvested dividends and distributions	167,799	1,537,344	47,912	451,625
Shares repurchased	(983,637)	(9,101,533)	(567,531)	(5,340,880)
Net Increase/(Decrease)	1,198,381	$ 11,191,557	3,207,858	$ 30,508,683

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$177,704,000	$ 203,342,865	$ 42,927,734	$ -

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

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Janus Henderson Strategic Income Fund

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

52	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Janus Henderson Strategic Income Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

54	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Strategic Income Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

56	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Janus Henderson Strategic Income Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

58	DECEMBER 31, 2018

Janus Henderson Strategic Income Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

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Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

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Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

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Janus Henderson Strategic Income Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

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Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

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Notes

NotesPage2

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Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93077 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson U.S. Managed Volatility Fund

Janus Henderson U.S. Managed Volatility Fund (unaudited)

FUND SNAPSHOT Intech’s active approach focuses on adding value by selecting stocks with unique volatility characteristics and low correlations to one another.	Sub-advised by Intech Investment Management LLC

PERFORMANCE OVERVIEW

For the six-month period ended December 31, 2018, Janus Henderson U.S. Managed Volatility Fund returned -9.09% for its Class I Shares. This compares to the -7.42% return posted by the Russell 1000® Index, the Fund’s benchmark.

INVESTMENT STRATEGY

Intech’s mathematical investment process is designed to determine potentially more efficient equity weightings of the securities in the benchmark index, utilizing a specific mathematical optimization and disciplined rebalancing routine. Rather than trying to predict the future direction of stock prices, the process seeks to use the volatility and correlation characteristics of stocks to construct portfolios.

The investment process begins with the stocks in the Russell 1000 Index. Intech’s investment process aims to capture stocks’ natural volatility through a rebalancing mechanism based on estimates of relative volatility and correlation in order to outperform the benchmark index over the long term. Within specific risk constraints, the investment process will tend to favor stocks with higher relative volatility and lower correlation as they offer more potential to capture volatility through periodic rebalancing. Once the target proportions are determined and the portfolio is constructed, it is then rebalanced to those target proportions and re-optimized on a periodic basis. The Janus Henderson U.S. Managed Volatility Fund focuses on seeking an excess return above the benchmark, while also reducing or managing the Fund’s standard deviation depending on the market conditions, a strategy designed to manage the absolute risk of the portfolio.

PERFORMANCE REVIEW

A highly volatile fourth quarter drove the U.S. equity markets into negative territory for the year after being up by more than 10% on a year-to-date basis at the end of September, and making gains of 7.42% in the third quarter. The negative return in 2018 marked the first annual decline in U.S. equity markets since 2008. U.S. equity markets experienced a significant increase in volatility in 2018. Fear of inflation, trade wars between the U.S. and China, signs of weakness in the global economy and a rise in U.S. interest rates weighed on sentiment throughout the year, and created daily and even intra-day fluctuations we have not seen in a long time.

On average, defensive segments of the market outperformed during the period, particularly during the sharp sell-off in the fourth quarter. While the Fund’s defensive positioning acted as a tailwind to relative performance in this environment, adverse selection effects more than offset the positive impact from the defensive positioning and detracted from relative performance during the period.

From a sector perspective, while an average overweight to the defensive utilities sector contributed during the period, adverse selection effects within the health care and consumer discretionary sectors more than offset the favorable sector positioning and detracted from the Fund’s relative performance during the period. An average overweight to the smaller capitalization stocks and underweight to mega-capitalization stocks within the index was also a headwind during the period as capital concentration increased on average.

OUTLOOK

Because Intech does not conduct traditional economic or fundamental analysis, Intech has no view on individual stocks, sectors, economic or market conditions.

Managing downside exposure potentially allows for returns to compound and improve risk-adjusted returns over time. Over the long term, we believe that by reducing risk when market volatility increases and behaving like a core equity fund when market volatility is low, the Fund will achieve its investment objective of producing an excess return over the benchmark with lower absolute

Janus Investment Fund	1

Janus Henderson U.S. Managed Volatility Fund (unaudited)

risk. Going forward, we will continue building portfolios in a disciplined and deliberate manner, with risk management remaining the hallmark of our investment process. As Intech’s ongoing research efforts yield modest improvements, we will continue implementing changes that we believe are likely to improve the long-term results for our Fund shareholders.

Thank you for your investment in Janus Henderson U.S. Managed Volatility Fund.

2	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
Republic Services Inc
Commercial Services & Supplies	1.8%
CME Group Inc
Capital Markets	1.7%
Lamb Weston Holdings Inc
Food Products	1.7%
American Water Works Co Inc
Water Utilities	1.6%
Boeing Co
Aerospace & Defense	1.6%
8.4%

Asset Allocation - (% of Net Assets)
Common Stocks	99.2%
Investment Companies	1.3%
Other	(0.5)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

Janus Investment Fund	3

Janus Henderson U.S. Managed Volatility Fund (unaudited)

Performance

See important disclosures on the next page.

						Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018						per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses
Class A Shares at NAV	-9.22%	-3.77%	6.98%	11.71%	6.76%	0.94%
Class A Shares at MOP	-14.43%	-9.30%	5.72%	11.05%	6.27%
Class C Shares at NAV	-9.51%	-4.35%	6.27%	10.93%	6.00%	1.63%
Class C Shares at CDSC	-10.35%	-5.24%	6.27%	10.93%	6.00%
Class D Shares(1)	-9.21%	-3.60%	7.13%	11.85%	6.86%	0.69%
Class I Shares	-9.09%	-3.54%	7.28%	12.01%	7.04%	0.68%
Class N Shares	-9.06%	-3.40%	7.28%	12.01%	7.04%	0.54%
Class S Shares	-9.32%	-3.95%	6.89%	11.58%	6.61%	1.04%
Class T Shares	-9.23%	-3.70%	7.09%	11.76%	6.73%	0.79%
Russell 1000 Index	-7.42%	-4.78%	8.21%	13.28%	7.79%
Morningstar Quartile - Class I Shares	-	1st	2nd	3rd	3rd
Morningstar Ranking - based on total returns for Large Blend Funds	-	210/1,438	518/1,224	562/1,065	488/987

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

4	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund (unaudited)

Performance

Intech's focus on managed volatility may keep the Fund from achieving excess returns over its index. The strategy may underperform during certain periods of up markets, and may not achieve the desired level of protection in down markets.

The Fund will normally invest at least 80% of its net assets, measured at the time of purchase, in the type of securities described by its name.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of the predecessor fund into corresponding shares of the Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the historical performance of each corresponding class of the predecessor fund prior to the reorganization, calculated using the fees and expenses of the corresponding class of the predecessor fund respectively, net of any applicable fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

Class N Shares commenced operations on October 28, 2014. Performance shown for periods prior to October 28, 2014, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers.

Class D Shares commenced operations on December 22, 2014. Performance shown for periods prior to December 22, 2014, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective August 31, 2018, Adrian Banner, Vassilios Papathanakos and Joseph Runnels are Co-Portfolios Managers of the Fund.

*The predecessor Fund’s inception date – December 30, 2005

(1) Closed to certain new investors.

Janus Investment Fund	5

Janus Henderson U.S. Managed Volatility Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$907.80	$4.62	$1,000.00	$1,020.37	$4.89	0.96%
Class C Shares	$1,000.00	$904.90	$7.92	$1,000.00	$1,016.89	$8.39	1.65%
Class D Shares	$1,000.00	$907.90	$3.37	$1,000.00	$1,021.68	$3.57	0.70%
Class I Shares	$1,000.00	$909.10	$3.37	$1,000.00	$1,021.68	$3.57	0.70%
Class N Shares	$1,000.00	$909.40	$2.70	$1,000.00	$1,022.38	$2.85	0.56%
Class S Shares	$1,000.00	$906.80	$5.09	$1,000.00	$1,019.86	$5.40	1.06%
Class T Shares	$1,000.00	$907.70	$3.85	$1,000.00	$1,021.17	$4.08	0.80%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – 99.2%
Aerospace & Defense – 3.2%
Boeing Co	60,500	$19,511,250
Harris Corp	12,135	1,633,978
HEICO Corp	3,800	294,424
HEICO Corp - Class A	65,198	4,107,474
Lockheed Martin Corp	32,800	8,588,352
Northrop Grumman Corp	1,621	396,983
Raytheon Co	30,774	4,719,193
Teledyne Technologies Inc*	5,100	1,056,057
United Technologies Corp	3,414	363,523
		40,671,234
Air Freight & Logistics – 0.6%
CH Robinson Worldwide Inc	87,300	7,341,057
Airlines – 0.1%
United Continental Holdings Inc*	19,500	1,632,735
Banks – 0.6%
Comerica Inc	1,728	118,696
Commerce Bancshares Inc/MO	25,935	1,461,956
First Republic Bank/CA	2,302	200,044
PNC Financial Services Group Inc	3,581	418,655
Popular Inc	64,200	3,031,524
Regions Financial Corp	50,397	674,312
TCF Financial Corp	61,717	1,202,864
		7,108,051
Beverages – 0.7%
Brown-Forman Corp	58,587	2,787,569
Coca-Cola Co	17,510	829,099
Constellation Brands Inc	30,360	4,882,495
Keurig Dr Pepper Inc	17,308	443,777
Monster Beverage Corp*	2,611	128,513
		9,071,453
Biotechnology – 0.8%
Amgen Inc	1,810	352,353
Ionis Pharmaceuticals Inc*	11,931	644,990
Neurocrine Biosciences Inc*	86,800	6,198,388
Regeneron Pharmaceuticals Inc*	2,700	1,008,450
Seattle Genetics Inc*	17,900	1,014,214
United Therapeutics Corp*	3,310	360,459
		9,578,854
Building Products – 0%
Allegion PLC	3,309	263,760
Capital Markets – 3.7%
Cboe Global Markets Inc	196,100	19,184,463
CME Group Inc	112,000	21,068,790
FactSet Research Systems Inc	3,452	690,849
Intercontinental Exchange Inc	3,668	276,310
LPL Financial Holdings Inc	25,525	1,559,067
MSCI Inc	15,500	2,285,165
Nasdaq Inc	9,986	814,558
S&P Global Inc	1,570	266,806
		46,146,008
Chemicals – 0.5%
CF Industries Holdings Inc	27,400	1,192,174
Ecolab Inc	2,536	373,680
International Flavors & Fragrances Inc	4,696	630,532
Mosaic Co	31,397	917,106
RPM International Inc	29,300	1,722,254
Sherwin-Williams Co	2,700	1,062,342
		5,898,088

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Commercial Services & Supplies – 2.5%
Cintas Corp	1,600	$268,784
Clean Harbors Inc*	34,484	1,701,785
Copart Inc*	56,400	2,694,792
KAR Auction Services Inc	10,800	515,376
Republic Services Inc	306,900	22,124,421
Rollins Inc	78,450	2,832,045
Waste Management Inc	9,100	809,809
		30,947,012
Communications Equipment – 1.6%
Arista Networks Inc*	15,334	3,230,874
Cisco Systems Inc	6,300	272,979
F5 Networks Inc*	71,103	11,520,819
Juniper Networks Inc	29,100	783,081
Motorola Solutions Inc	20,000	2,300,800
Palo Alto Networks Inc*	12,352	2,326,499
		20,435,052
Construction & Engineering – 0.1%
Fluor Corp	17,974	578,763
Jacobs Engineering Group Inc	6,800	397,528
		976,291
Consumer Finance – 0.2%
Credit Acceptance Corp*	8,000	3,054,080
Containers & Packaging – 0.4%
Ball Corp	102,448	4,710,559
Distributors – 0.2%
Genuine Parts Co	7,800	748,956
Pool Corp	12,300	1,828,395
		2,577,351
Diversified Consumer Services – 1.2%
Bright Horizons Family Solutions Inc*	65,678	7,319,813
frontdoor Inc*	7,012	186,589
Grand Canyon Education Inc*	8,809	846,897
H&R Block Inc	29,898	758,512
Service Corp International/US	75,604	3,043,817
ServiceMaster Global Holdings Inc*	92,000	3,380,080
		15,535,708
Diversified Telecommunication Services – 0.3%
CenturyLink Inc	40,100	607,515
Verizon Communications Inc	52,219	2,935,752
		3,543,267
Electric Utilities – 6.7%
Alliant Energy Corp	33,000	1,394,250
American Electric Power Co Inc	24,600	1,838,604
Duke Energy Corp	18,500	1,596,550
Edison International	65,800	3,735,466
Entergy Corp	55,800	4,802,706
Evergy Inc	244,441	13,876,916
Eversource Energy	15,100	982,104
Exelon Corp	122,900	5,542,790
FirstEnergy Corp	151,744	5,697,987
Hawaiian Electric Industries Inc	121,346	4,443,691
NextEra Energy Inc	111,700	19,415,694
OGE Energy Corp	133,500	5,231,865
Pinnacle West Capital Corp	12,140	1,034,328
PPL Corp	77,482	2,195,065
Southern Co	36,100	1,585,512
Xcel Energy Inc	217,600	10,721,152
		84,094,680

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Electrical Equipment – 0%
Hubbell Inc	4,500	$447,030
Electronic Equipment, Instruments & Components – 0%
Dolby Laboratories Inc	4,634	286,567
Energy Equipment & Services – 0.1%
Helmerich & Payne Inc	29,419	1,410,347
Entertainment – 1.1%
Cinemark Holdings Inc	79,066	2,830,563
Live Nation Entertainment Inc*	49,364	2,431,177
Madison Square Garden Co*	7,500	2,007,750
Netflix Inc*	1,016	271,943
Twenty-First Century Fox Inc - Class A	34,200	1,645,704
Twenty-First Century Fox Inc - Class B	49,500	2,365,110
Viacom Inc	9,596	246,617
Walt Disney Co	17,707	1,941,573
		13,740,437
Equity Real Estate Investment Trusts (REITs) – 9.9%
American Homes 4 Rent	49,000	972,650
American Tower Corp	14,505	2,294,546
Apartment Investment & Management Co	58,800	2,580,144
AvalonBay Communities Inc	15,525	2,702,126
Brixmor Property Group Inc	54,133	795,214
Brookfield Property REIT Inc	44,600	718,060
Camden Property Trust	21,100	1,857,855
Crown Castle International Corp	12,800	1,390,464
CubeSmart	246,000	7,057,740
CyrusOne Inc	32,900	1,739,752
Digital Realty Trust Inc	31,910	3,400,010
Duke Realty Corp	34,800	901,320
EPR Properties	29,300	1,876,079
Equinix Inc	1,300	458,328
Equity Commonwealth	32,100	963,321
Equity LifeStyle Properties Inc	85,300	8,285,189
Equity Residential	17,600	1,161,776
Essex Property Trust Inc	2,288	561,040
Extra Space Storage Inc	51,600	4,668,768
Federal Realty Investment Trust	2,309	272,554
HCP Inc	139,400	3,893,442
Healthcare Trust of America Inc	14,700	372,057
Hospitality Properties Trust	12,386	295,778
Iron Mountain Inc	9,600	311,136
JBG SMITH Properties	31,500	1,096,515
Kimco Realty Corp	65,900	965,435
Lamar Advertising Co	36,900	2,552,742
Liberty Property Trust	6,700	280,596
Life Storage Inc	36,100	3,356,939
Medical Properties Trust Inc	140,300	2,256,024
Mid-America Apartment Communities Inc	27,900	2,670,030
National Retail Properties Inc	64,600	3,133,746
Omega Healthcare Investors Inc	165,400	5,813,810
Park Hotels & Resorts Inc	84,000	2,182,320
Prologis Inc	4,100	240,752
Public Storage	10,825	2,191,088
Realty Income Corp	47,300	2,981,792
Regency Centers Corp	20,100	1,179,468
SBA Communications Corp*	14,420	2,334,454
Senior Housing Properties Trust	57,100	669,212
Simon Property Group Inc	16,900	2,839,031
Spirit Realty Capital Inc	48,540	1,711,035
STORE Capital Corp	246,010	6,964,543

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Sun Communities Inc	114,200	$11,615,282
Taubman Centers Inc	5,300	241,097
UDR Inc	71,961	2,851,095
Uniti Group Inc	70,700	1,100,799
Ventas Inc	4,888	286,388
VEREIT Inc	289,600	2,070,640
VICI Properties Inc	248,213	4,661,440
Vornado Realty Trust	6,300	390,789
Weingarten Realty Investors	4,852	120,378
Welltower Inc	78,974	5,481,585
WP Carey Inc	4,900	320,166
		124,088,540
Food & Staples Retailing – 2.3%
Casey's General Stores Inc	38,507	4,934,287
Costco Wholesale Corp	31,775	6,472,885
Kroger Co	172,800	4,752,000
Sprouts Farmers Market Inc*	160,500	3,773,355
Sysco Corp	36,700	2,299,622
Walgreens Boots Alliance Inc	53,050	3,624,906
Walmart Inc	29,700	2,766,555
		28,623,610
Food Products – 3.5%
Archer-Daniels-Midland Co	88,800	3,638,136
Hershey Co	16,115	1,727,206
Hormel Foods Corp	122,100	5,211,228
Kellogg Co	15,000	855,150
Lamb Weston Holdings Inc	286,100	21,045,516
McCormick & Co Inc/MD	69,847	9,725,496
Mondelez International Inc	9,189	367,836
Post Holdings Inc*	10,100	900,213
		43,470,781
Gas Utilities – 0.5%
Atmos Energy Corp	30,004	2,781,971
National Fuel Gas Co	17,600	900,768
UGI Corp	60,100	3,206,335
		6,889,074
Health Care Equipment & Supplies – 4.5%
Abbott Laboratories	24,544	1,775,268
ABIOMED Inc*	23,700	7,703,448
Align Technology Inc*	26,100	5,466,123
Baxter International Inc	29,300	1,928,526
Becton Dickinson and Co	1,630	367,272
Boston Scientific Corp*	11,400	402,876
Cooper Cos Inc	6,402	1,629,309
DexCom Inc*	109,096	13,069,701
Edwards Lifesciences Corp*	13,385	2,050,180
IDEXX Laboratories Inc*	309	57,480
Intuitive Surgical Inc*	29,800	14,271,816
Masimo Corp*	28,244	3,032,558
Medtronic PLC	8,500	773,160
Penumbra Inc*	1,100	134,420
STERIS PLC	14,900	1,592,065
West Pharmaceutical Services Inc	25,885	2,537,507
		56,791,709
Health Care Providers & Services – 4.8%
Anthem Inc	21,100	5,541,493
Centene Corp*	47,000	5,419,100
Cigna Corp	40,256	7,645,420
CVS Health Corp	12,758	835,904

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Encompass Health Corp	94,903	$5,855,515
HCA Healthcare Inc	100,005	12,445,622
Henry Schein Inc*	20,379	1,600,159
Humana Inc	10,100	2,893,448
Molina Healthcare Inc*	73,056	8,490,568
UnitedHealth Group Inc	7,700	1,918,224
Universal Health Services Inc	2,400	279,744
WellCare Health Plans Inc*	32,235	7,610,361
		60,535,558
Health Care Technology – 0%
Veeva Systems Inc*	3,600	321,552
Hotels, Restaurants & Leisure – 1.5%
Darden Restaurants Inc	10,830	1,081,484
Domino's Pizza Inc	28,400	7,042,916
Dunkin' Brands Group Inc	38,260	2,453,231
McDonald's Corp	5,273	936,327
Six Flags Entertainment Corp	1,065	59,246
Starbucks Corp	30,265	1,949,066
Vail Resorts Inc	12,600	2,656,332
Wendy's Co	21,491	335,475
Yum! Brands Inc	19,521	1,794,370
		18,308,447
Household Durables – 0.3%
Garmin Ltd	56,000	3,545,920
Household Products – 0.4%
Church & Dwight Co Inc	38,600	2,538,336
Clorox Co	9,825	1,514,425
Procter & Gamble Co	16,671	1,532,398
		5,585,159
Independent Power and Renewable Electricity Producers – 1.4%
AES Corp/VA	620,721	8,975,626
NRG Energy Inc	121,700	4,819,320
Vistra Energy Corp*	139,400	3,190,866
		16,985,812
Industrial Conglomerates – 0%
Carlisle Cos Inc	2,600	261,352
Information Technology Services – 5.6%
Accenture PLC	2,094	295,275
Akamai Technologies Inc*	15,757	962,438
Automatic Data Processing Inc	7,900	1,035,848
Black Knight Inc*	12,576	566,675
Booz Allen Hamilton Holding Corp	14,200	639,994
Broadridge Financial Solutions Inc	27,077	2,606,161
Conduent Inc*	65,200	693,076
First Data Corp*	118,300	2,000,453
Fiserv Inc*	4,137	304,028
FleetCor Technologies Inc*	435	80,788
Gartner Inc*	7,160	915,334
GoDaddy Inc*	44,600	2,926,652
Jack Henry & Associates Inc	15,665	1,981,936
Mastercard Inc	57,400	10,828,510
Okta Inc*	65,500	4,178,900
Paychex Inc	4,400	286,660
PayPal Holdings Inc*	19,054	1,602,251
Square Inc*	235,900	13,231,631
Total System Services Inc	72,700	5,909,783
Twilio Inc*,#	72,300	6,456,390
VeriSign Inc*	39,300	5,827,797
Visa Inc	9,600	1,266,624

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Information Technology Services – (continued)
WEX Inc*	34,700	$4,860,082
Worldpay Inc*	10,700	817,801
		70,275,087
Insurance – 2.7%
Aflac Inc	7,080	322,565
Allstate Corp	8,500	702,355
American Financial Group Inc/OH	11,195	1,013,483
Aon PLC	9,181	1,334,550
Arthur J Gallagher & Co	20,095	1,481,002
Assurant Inc	11,300	1,010,672
Assured Guaranty Ltd	59,033	2,259,783
Brown & Brown Inc	76,900	2,119,364
Cincinnati Financial Corp	8,572	663,644
Erie Indemnity Co	20,899	2,786,046
Fidelity National Financial Inc	25,932	815,302
First American Financial Corp	22,955	1,024,711
Hanover Insurance Group Inc	22,443	2,620,669
Markel Corp*	700	726,635
Progressive Corp	216,700	13,073,511
White Mountains Insurance Group Ltd	1,400	1,200,766
WR Berkley Corp	2,200	162,602
		33,317,660
Interactive Media & Services – 0.3%
IAC/InterActiveCorp*	20,500	3,752,320
TripAdvisor Inc*	2,453	132,315
Twitter Inc*	6,501	186,839
		4,071,474
Internet & Direct Marketing Retail – 1.2%
Amazon.com Inc*	3,400	5,106,698
Wayfair Inc*	105,600	9,512,448
		14,619,146
Leisure Products – 0%
Hasbro Inc	3,300	268,125
Life Sciences Tools & Services – 0.8%
Bio-Techne Corp	45,590	6,597,785
Charles River Laboratories International Inc*	3,400	384,812
Illumina Inc*	1,110	332,922
IQVIA Holdings Inc*	16,150	1,876,145
PRA Health Sciences Inc*	3,200	294,272
Thermo Fisher Scientific Inc	1,673	374,401
		9,860,337
Machinery – 0.5%
Allison Transmission Holdings Inc	56,200	2,467,742
Donaldson Co Inc	6,200	269,018
Flowserve Corp	21,400	813,628
Ingersoll-Rand PLC	3,300	301,059
Wabtec Corp	32,900	2,311,225
Xylem Inc/NY	2,300	153,456
		6,316,128
Media – 1.1%
Cable One Inc	4,059	3,328,786
Charter Communications Inc*	2,564	730,663
Comcast Corp	29,793	1,014,452
Discovery Inc - Class A*,#	83,100	2,055,894
Discovery Inc - Class C*	85,200	1,966,416
Liberty Broadband Corp*	7,003	504,426
Omnicom Group Inc	18,915	1,385,335
Sirius XM Holdings Inc#	139,842	798,498

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Media – (continued)
Tribune Media Co	43,095	$1,955,651
		13,740,121
Metals & Mining – 0.1%
Newmont Mining Corp	23,908	828,412
Mortgage Real Estate Investment Trusts (REITs) – 1.6%
AGNC Investment Corp	381,600	6,693,264
Annaly Capital Management Inc	919,100	9,025,562
Chimera Investment Corp	98,700	1,758,834
MFA Financial Inc	136,900	914,492
New Residential Investment Corp	27,100	385,091
Starwood Property Trust Inc	63,700	1,255,527
		20,032,770
Multiline Retail – 1.9%
Dollar General Corp	51,200	5,533,696
Dollar Tree Inc*	46,285	4,180,461
Kohl's Corp	90,000	5,970,600
Macy's Inc	53,079	1,580,693
Nordstrom Inc	88,489	4,124,472
Target Corp	41,500	2,742,735
		24,132,657
Multi-Utilities – 3.8%
Ameren Corp	155,101	10,117,238
CenterPoint Energy Inc	11,700	330,291
CMS Energy Corp	79,000	3,922,350
Consolidated Edison Inc	136,200	10,413,852
Dominion Energy Inc	16,100	1,150,506
DTE Energy Co	76,800	8,471,040
NiSource Inc	64,800	1,642,680
Public Service Enterprise Group Inc	88,000	4,580,400
SCANA Corp	8,780	419,508
Vectren Corp	38,400	2,764,032
WEC Energy Group Inc	52,464	3,633,657
		47,445,554
Oil, Gas & Consumable Fuels – 5.1%
Anadarko Petroleum Corp	41,445	1,816,949
Centennial Resource Development Inc/DE*	114,300	1,259,586
Cheniere Energy Inc*	32,989	1,952,619
ConocoPhillips	110,200	6,870,970
Continental Resources Inc/OK*	142,800	5,739,132
Diamondback Energy Inc	45,838	4,249,183
EOG Resources Inc	912	79,536
Hess Corp	24,000	972,000
HollyFrontier Corp	303,600	15,520,032
Kinder Morgan Inc/DE	61,182	940,979
Marathon Petroleum Corp	8,504	501,821
Occidental Petroleum Corp	14,591	895,596
ONEOK Inc	29,700	1,602,315
PBF Energy Inc	192,900	6,302,043
Phillips 66	4,936	425,236
Range Resources Corp	39,120	374,378
SM Energy Co	99,000	1,532,520
Targa Resources Corp	131,900	4,751,038
Valero Energy Corp	28,622	2,145,791
Whiting Petroleum Corp*	72,400	1,642,756
WPX Energy Inc*	444,000	5,039,400
		64,613,880
Personal Products – 1.5%
Estee Lauder Cos Inc	47,255	6,147,875
Herbalife Nutrition Ltd*	178,300	10,510,785

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Personal Products – (continued)
Nu Skin Enterprises Inc	25,100	$1,539,383
		18,198,043
Pharmaceuticals – 1.0%
Allergan PLC	6,795	908,220
Eli Lilly & Co	27,000	3,124,440
Johnson & Johnson	11,916	1,537,760
Merck & Co Inc	53,000	4,049,730
Pfizer Inc	70,900	3,094,785
Zoetis Inc	3,459	295,883
		13,010,818
Professional Services – 1.0%
CoStar Group Inc*	5,200	1,754,168
Robert Half International Inc	24,800	1,418,560
TransUnion	120,900	6,867,120
Verisk Analytics Inc*	23,600	2,573,344
		12,613,192
Road & Rail – 0.5%
CSX Corp	19,500	1,211,535
Genesee & Wyoming Inc*	6,049	447,747
JB Hunt Transport Services Inc	8,842	822,660
Kansas City Southern	745	71,110
Landstar System Inc	7,200	688,824
Norfolk Southern Corp	14,315	2,140,665
Old Dominion Freight Line Inc	3,299	407,394
Union Pacific Corp	2,600	359,398
		6,149,333
Semiconductor & Semiconductor Equipment – 1.1%
Advanced Micro Devices Inc*	496,400	9,163,544
Micron Technology Inc*	23,400	742,482
NVIDIA Corp	22,500	3,003,750
QUALCOMM Inc	4,800	273,168
		13,182,944
Software – 3.8%
Adobe Inc*	1,175	265,832
Aspen Technology Inc*	6,200	509,516
Atlassian Corp PLC*	45,600	4,057,488
Dell Technologies Inc*	5,506	269,078
Fair Isaac Corp*	7,600	1,421,200
Fortinet Inc*	147,100	10,360,253
Intuit Inc	12,300	2,421,255
Manhattan Associates Inc*	6,800	288,116
Microsoft Corp	4,100	416,437
Nuance Communications Inc*	153,761	2,034,258
Oracle Corp	7,271	328,286
PTC Inc*	18,173	1,506,542
Red Hat Inc*	1,869	328,271
RingCentral Inc*	9,417	776,337
salesforce.com Inc*	44,600	6,108,862
ServiceNow Inc*	73,800	13,140,090
SS&C Technologies Holdings Inc	4,129	186,259
Tableau Software Inc*	2,519	302,280
Tyler Technologies Inc*	4,336	805,716
Ultimate Software Group Inc*	4,100	1,003,967
VMware Inc	1,952	267,678
Zendesk Inc*	18,100	1,056,497
		47,854,218
Specialty Retail – 4.4%
Advance Auto Parts Inc	27,488	4,328,260
AutoZone Inc*	13,200	11,066,088

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares		Value
Common Stocks – (continued)
Specialty Retail – (continued)
Best Buy Co Inc	29,900	$1,583,504
Burlington Stores Inc*	62,700	10,199,409
Lowe's Cos Inc	4,100	378,676
O'Reilly Automotive Inc*	16,265	5,600,527
Ross Stores Inc	50,876	4,232,883
TJX Cos Inc	152,420	6,819,271
Tractor Supply Co	39,444	3,291,207
Ulta Beauty Inc*	19,652	4,811,596
Urban Outfitters Inc*	66,945	2,222,574
Williams-Sonoma Inc#	13,100	660,895
		55,194,890
Technology Hardware, Storage & Peripherals – 0.3%
Apple Inc	6,415	1,011,902
NetApp Inc	46,400	2,768,688
		3,780,590
Textiles, Apparel & Luxury Goods – 3.2%
Hanesbrands Inc	14,600	182,938
Lululemon Athletica Inc*	115,300	14,021,633
Michael Kors Holdings Ltd*	200,500	7,602,960
NIKE Inc	26,200	1,942,468
PVH Corp	4,465	415,022
Ralph Lauren Corp	2,536	262,375
Skechers U.S.A. Inc*	29,283	670,288
Tapestry Inc	89,438	3,018,532
Under Armour Inc*	27,461	444,044
VF Corp	170,200	12,142,068
		40,702,328
Tobacco – 1.4%
Altria Group Inc	344,800	17,029,672
Philip Morris International Inc	4,514	301,355
		17,331,027
Trading Companies & Distributors – 0.5%
Fastenal Co	4,500	235,305
WW Grainger Inc	22,500	6,353,100
		6,588,405
Transportation Infrastructure – 0.2%
Macquarie Infrastructure Corp	52,700	1,926,712
Water Utilities – 1.7%
American Water Works Co Inc	227,500	20,650,175
Aqua America Inc	26,300	899,197
		21,549,372
Wireless Telecommunication Services – 0.2%
Telephone & Data Systems Inc	81,096	2,638,864
T-Mobile US Inc*	7,269	462,381
		3,101,245
Total Common Stocks (cost $1,216,056,140)		1,245,581,603
Investment Companies – 1.3%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	6,288,926	6,288,926
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£	9,492,000	9,492,000
Total Investment Companies (cost $15,780,926)		15,780,926
Total Investments (total cost $1,231,837,066) – 100.5%		1,261,362,529
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(5,836,032)
Net Assets – 100%		$1,255,526,497

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

December 31, 2018

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,257,305,041	99.7%
Australia	4,057,488	0.3

Total	$1,261,362,529	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 1.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$12,624∆	$-	$-	$6,288,926
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	150,165	-	-	9,492,000
Total Affiliated Investments - 1.3%	$162,789	$-	$-	$15,780,926

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 1.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	10,826,575	45,060,386	(49,598,035)	6,288,926
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	-	150,164,366	(140,672,366)	9,492,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 1000® Index	Russell 1000® Index reflects the performance of U.S. large-cap equities.

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$1,245,581,603	$-	$-
Investment Companies	-	15,780,926	-
Total Assets	$1,245,581,603	$15,780,926	$-

Janus Investment Fund	17

Janus Henderson U.S. Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)(2)	$1,245,581,603
Affiliated investments, at value(3)	15,780,926
Non-interested Trustees' deferred compensation	30,459
Receivables:
Dividends	2,486,469
Fund shares sold	2,031,381
Investments sold	679,664
Dividends from affiliates	1,924
Other assets	12,513
Total Assets	1,266,604,939
Liabilities:
Due to custodian	16,624
Collateral for securities loaned (Note 2)	6,288,926
Payables:	—
Fund shares repurchased	3,625,800
Advisory fees	577,154
Transfer agent fees and expenses	283,761
12b-1 Distribution and shareholder servicing fees	36,693
Non-interested Trustees' deferred compensation fees	30,459
Professional fees	21,445
Non-interested Trustees' fees and expenses	10,633
Affiliated fund administration fees payable	2,886
Custodian fees	1,618
Accrued expenses and other payables	182,443
Total Liabilities	11,078,442
Net Assets	$1,255,526,497

See Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,283,186,290
Total distributable earnings (loss)	(27,659,793)
Total Net Assets	$1,255,526,497
Net Assets - Class A Shares	$24,261,306
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,481,268
Net Asset Value Per Share(4)	$9.78
Maximum Offering Price Per Share(5)	$10.38
Net Assets - Class C Shares	$27,396,089
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,878,241
Net Asset Value Per Share(4)	$9.52
Net Assets - Class D Shares	$303,347,472
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,490,625
Net Asset Value Per Share	$9.63
Net Assets - Class I Shares	$599,693,573
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	61,466,393
Net Asset Value Per Share	$9.76
Net Assets - Class N Shares	$44,055,107
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,532,691
Net Asset Value Per Share	$9.72
Net Assets - Class S Shares	$26,813,957
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,746,954
Net Asset Value Per Share	$9.76
Net Assets - Class T Shares	$229,958,993
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	23,872,108
Net Asset Value Per Share	$9.63

(1) Includes cost of $1,216,056,140.

(2) Includes $6,139,101 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $15,780,926.

(4) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(5) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson U.S. Managed Volatility Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Dividends	$15,806,577
Dividends from affiliates	150,165
Affiliated securities lending income, net	12,624
Other income	277
Foreign tax withheld	(3,210)
Total Investment Income	15,966,433
Expenses:
Advisory fees	3,623,306
12b-1 Distribution and shareholder servicing fees:
Class A Shares	32,596
Class C Shares	161,069
Class S Shares	38,384
Transfer agent administrative fees and expenses:
Class D Shares	206,972
Class S Shares	38,384
Class T Shares	334,053
Transfer agent networking and omnibus fees:
Class A Shares	18,748
Class C Shares	12,992
Class I Shares	511,968
Other transfer agent fees and expenses:
Class A Shares	1,104
Class C Shares	1,355
Class D Shares	37,461
Class I Shares	19,745
Class N Shares	575
Class S Shares	188
Class T Shares	2,254
Registration fees	121,565
Shareholder reports expense	113,570
Professional fees	32,146
Non-interested Trustees’ fees and expenses	20,667
Affiliated fund administration fees	18,117
Custodian fees	10,749
Other expenses	70,572
Total Expenses	5,428,540
Net Investment Income/(Loss)	10,537,893
Net Realized Gain/(Loss) on Investments:
Investments	(7,945,255)
Total Net Realized Gain/(Loss) on Investments	(7,945,255)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(133,092,960)
Total Change in Unrealized Net Appreciation/Depreciation	(133,092,960)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(130,500,322)

See Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018

Operations:
Net investment income/(loss)	$10,537,893	$11,294,995
Net realized gain/(loss) on investments	(7,945,255)	91,737,641
Change in unrealized net appreciation/depreciation	(133,092,960)	91,761,806
Net Increase/(Decrease) in Net Assets Resulting from Operations	(130,500,322)	194,794,442
Dividends and Distributions to Shareholders(1)
Class A Shares	(1,832,573)	N/A
Class C Shares	(1,937,864)	N/A
Class D Shares	(23,906,675)	N/A
Class I Shares	(47,149,101)	N/A
Class N Shares	(3,484,360)	N/A
Class S Shares	(1,972,950)	N/A
Class T Shares	(18,226,398)	N/A
Total Dividends and Distributions to Shareholders	(98,509,921)	N/A
Dividends from Net Investment Income(1)
Class A Shares	N/A	(855,703)
Class C Shares	N/A	(1,102,374)
Class D Shares	N/A	(12,510,655)
Class I Shares	N/A	(19,911,965)
Class N Shares	N/A	(1,606,396)
Class S Shares	N/A	(1,102,013)
Class T Shares	N/A	(9,661,769)
Total Dividends from Net Investment Income	N/A	(46,750,875)
Distributions from Net Realized Gain from Investment Transactions(1)
Class A Shares	N/A	(343,609)
Class C Shares	N/A	(477,475)
Class D Shares	N/A	(4,752,938)
Class I Shares	N/A	(7,506,277)
Class N Shares	N/A	(598,767)
Class S Shares	N/A	(441,613)
Class T Shares	N/A	(3,721,506)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(17,842,185)
Net Decrease from Dividends and Distributions to Shareholders	(98,509,921)	(64,593,060)
Capital Share Transactions:
Class A Shares	4,508,037	(21,345,841)
Class C Shares	616,039	(6,631,035)
Class D Shares	14,224,146	(20,202,535)
Class I Shares	65,908,000	269,406,849
Class N Shares	7,429,777	(4,795,246)
Class S Shares	363,436	(7,724,402)
Class T Shares	12,596,837	(23,508,080)
Net Increase/(Decrease) from Capital Share Transactions	105,646,272	185,199,710
Net Increase/(Decrease) in Net Assets	(123,363,971)	315,401,092
Net Assets:
Beginning of period	1,378,890,468	1,063,489,376
End of period(2)	$1,255,526,497	$1,378,890,468

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $(28,848) as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson U.S. Managed Volatility Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$11.66	$10.41	$9.87		$9.04	$13.16	$12.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.08	0.12		0.11	0.12	0.12
Net realized and unrealized gain/(loss)	(1.15)	1.73	0.60		0.75	0.38	2.78
Total from Investment Operations	(1.08)	1.81	0.72		0.86	0.50	2.90
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.40)	(0.18)		(0.03)	(0.14)	(0.11)
Distributions (from capital gains)	(0.63)	(0.16)	—		—	(4.48)	(2.08)
Total Dividends and Distributions	(0.80)	(0.56)	(0.18)		(0.03)	(4.62)	(2.19)
Net Asset Value, End of Period	$9.78	$11.66	$10.41		$9.87	$9.04	$13.16
Total Return*	(9.22)%	17.73%	7.38%		9.54%	4.04%	24.98%
Net Assets, End of Period (in thousands)	$24,261	$24,345	$42,371		$30,628	$8,845	$1,424
Average Net Assets for the Period (in thousands)	$25,866	$26,879	$32,360		$16,493	$2,962	$8,530
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	0.94%	0.92%		0.93%	1.03%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.94%	0.92%		0.93%	1.03%	1.01%
Ratio of Net Investment Income/(Loss)	1.28%	0.69%	1.21%		1.22%	1.17%	0.91%
Portfolio Turnover Rate	41%	102%	108%		72%	107%	150%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.32	$10.16	$9.62	$8.85	$13.09	$12.43
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.01	0.04	0.05	0.04	0.04
Net realized and unrealized gain/(loss)	(1.11)	1.68	0.59	0.73	0.37	2.77
Total from Investment Operations	(1.08)	1.69	0.63	0.78	0.41	2.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.37)	(0.09)	(0.01)	(0.17)	(0.07)
Distributions (from capital gains)	(0.63)	(0.16)	—	—	(4.48)	(2.08)
Total Dividends and Distributions	(0.72)	(0.53)	(0.09)	(0.01)	(4.65)	(2.15)
Net Asset Value, End of Period	$9.52	$11.32	$10.16	$9.62	$8.85	$13.09
Total Return*	(9.51)%	16.96%	6.59%	8.87%	3.26%	24.20%
Net Assets, End of Period (in thousands)	$27,396	$31,692	$34,652	$18,116	$4,330	$861
Average Net Assets for the Period (in thousands)	$31,974	$32,871	$23,745	$9,583	$1,567	$643
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.65%	1.54%	1.67%	1.61%	1.73%	1.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.65%	1.54%	1.67%	1.61%	1.73%	1.67%
Ratio of Net Investment Income/(Loss)	0.55%	0.12%	0.39%	0.58%	0.41%	0.31%
Portfolio Turnover Rate	41%	102%	108%	72%	107%	150%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$11.52	$10.29	$9.75	$8.93	$10.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.11	0.19	0.12	0.03
Net realized and unrealized gain/(loss)	(1.16)	1.70	0.55	0.73	0.16
Total from Investment Operations	(1.07)	1.81	0.74	0.85	0.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.42)	(0.20)	(0.03)	—
Distributions (from capital gains)	(0.63)	(0.16)	—	—	(1.36)
Total Dividends and Distributions	(0.82)	(0.58)	(0.20)	(0.03)	(1.36)
Net Asset Value, End of Period	$9.63	$11.52	$10.29	$9.75	$8.93
Total Return*	(9.21)%	17.99%	7.67%	9.55%	1.50%
Net Assets, End of Period (in thousands)	$303,347	$343,865	$326,401	$14,953	$3,322
Average Net Assets for the Period (in thousands)	$342,375	$334,494	$24,628	$7,109	$2,101
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.69%	0.79%	0.83%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.69%	0.79%	0.83%	1.11%
Ratio of Net Investment Income/(Loss)	1.51%	0.98%	2.03%	1.30%	0.66%
Portfolio Turnover Rate	41%	102%	108%	72%	107%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.65	$10.40	$9.86	$9.02	$13.25	$12.51
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.11	0.14	0.13	0.16	0.17
Net realized and unrealized gain/(loss)	(1.16)	1.73	0.61	0.75	0.38	2.80
Total from Investment Operations	(1.07)	1.84	0.75	0.88	0.54	2.97
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.43)	(0.21)	(0.04)	(0.29)	(0.15)
Distributions (from capital gains)	(0.63)	(0.16)	—	—	(4.48)	(2.08)
Total Dividends and Distributions	(0.82)	(0.59)	(0.21)	(0.04)	(4.77)	(2.23)
Net Asset Value, End of Period	$9.76	$11.65	$10.40	$9.86	$9.02	$13.25
Total Return*	(9.09)%	18.02%	7.76%	9.78%	4.35%	25.48%
Net Assets, End of Period (in thousands)	$599,694	$643,071	$325,847	$171,556	$101,060	$104,039
Average Net Assets for the Period (in thousands)	$692,640	$495,143	$203,913	$101,772	$61,707	$86,864
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.68%	0.65%	0.65%	0.71%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.68%	0.65%	0.65%	0.71%	0.66%
Ratio of Net Investment Income/(Loss)	1.50%	0.98%	1.43%	1.42%	1.36%	1.32%
Portfolio Turnover Rate	41%	102%	108%	72%	107%	150%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from December 22, 2014 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson U.S. Managed Volatility Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year or period ended June 30	2018	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$11.62	$10.37	$9.83	$8.99	$13.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.12	0.16	0.14	0.11
Net realized and unrealized gain/(loss)	(1.16)	1.72	0.60	0.74	0.66
Total from Investment Operations	(1.06)	1.84	0.76	0.88	0.77
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.43)	(0.22)	(0.04)	(0.33)
Distributions (from capital gains)	(0.63)	(0.16)	—	—	(4.48)
Total Dividends and Distributions	(0.84)	(0.59)	(0.22)	(0.04)	(4.81)
Net Asset Value, End of Period	$9.72	$11.62	$10.37	$9.83	$8.99
Total Return*	(9.06)%	18.13%	7.87%	9.85%	6.22%
Net Assets, End of Period (in thousands)	$44,055	$44,651	$44,318	$75,067	$74,862
Average Net Assets for the Period (in thousands)	$49,653	$43,765	$61,477	$72,242	$53,040
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.56%	0.54%	0.57%	0.61%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.56%	0.54%	0.57%	0.61%	0.72%
Ratio of Net Investment Income/(Loss)	1.63%	1.12%	1.63%	1.49%	1.56%
Portfolio Turnover Rate	41%	102%	108%	72%	107%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.63	$10.40	$9.83	$9.01	$13.27	$12.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.07	0.07	0.15	0.08	0.11	0.11
Net realized and unrealized gain/(loss)	(1.16)	1.72	0.57	0.75	0.39	2.82
Total from Investment Operations	(1.09)	1.79	0.72	0.83	0.50	2.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.40)	(0.15)	(0.01)	(0.28)	(0.11)
Distributions (from capital gains)	(0.63)	(0.16)	—	—	(4.48)	(2.08)
Total Dividends and Distributions	(0.78)	(0.56)	(0.15)	(0.01)	(4.76)	(2.19)
Net Asset Value, End of Period	$9.76	$11.63	$10.40	$9.83	$9.01	$13.27
Total Return*	(9.32)%	17.56%	7.40%	9.27%	3.99%	25.01%
Net Assets, End of Period (in thousands)	$26,814	$31,160	$35,264	$3,490	$12,967	$64
Average Net Assets for the Period (in thousands)	$30,482	$31,843	$3,882	$8,378	$2,892	$63
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06%	1.04%	1.12%	1.12%	1.20%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	1.03%	1.08%	1.07%	1.18%	1.08%
Ratio of Net Investment Income/(Loss)	1.15%	0.62%	1.50%	0.88%	1.20%	0.88%
Portfolio Turnover Rate	41%	102%	108%	72%	107%	150%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from October 28, 2014 (inception date) through June 30, 2015.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.51	$10.28	$9.75	$8.93	$13.19	$12.48
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.10	0.13	0.11	0.13	0.14
Net realized and unrealized gain/(loss)	(1.15)	1.71	0.59	0.74	0.38	2.80
Total from Investment Operations	(1.07)	1.81	0.72	0.85	0.51	2.94
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.42)	(0.19)	(0.03)	(0.29)	(0.15)
Distributions (from capital gains)	(0.63)	(0.16)	—	—	(4.48)	(2.08)
Total Dividends and Distributions	(0.81)	(0.58)	(0.19)	(0.03)	(4.77)	(2.23)
Net Asset Value, End of Period	$9.63	$11.51	$10.28	$9.75	$8.93	$13.19
Total Return*	(9.23)%	17.94%	7.48%	9.55%	4.19%	25.27%
Net Assets, End of Period (in thousands)	$229,959	$260,106	$254,637	$143,193	$82,199	$18,659
Average Net Assets for the Period (in thousands)	$265,234	$258,372	$156,046	$102,987	$31,644	$9,758
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.79%	0.82%	0.86%	0.95%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.78%	0.82%	0.85%	0.95%	0.90%
Ratio of Net Investment Income/(Loss)	1.40%	0.88%	1.31%	1.26%	1.27%	1.09%
Portfolio Turnover Rate	41%	102%	108%	72%	107%	150%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson U.S. Managed Volatility Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D Shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

26	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	27

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

28	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme

Janus Investment Fund	29

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Deutsche Bank AG	$6,139,101	$—	$(6,139,101)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

30	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

Real Estate Investing

To the extent that real estate-related securities may be included in the Fund’s named benchmark index, Intech’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Janus Investment Fund	31

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2018, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $6,139,101 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2018 is $6,288,926, resulting in the net amount due to the counterparty of $149,825.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.50% of its average daily net assets.

Intech Investment Management LLC (“Intech”) serves as subadviser to the Fund. As subadviser, Intech provides day-to-day management of the investment operations of the Fund subject to the general oversight of Janus Capital. Janus Capital owns approximately 97% of Intech.

Janus Capital pays Intech a subadvisory fee rate equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any fee waivers and expense reimbursements).

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.65% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. The previous expense limit (until November 1, 2018) was 0.79%. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder

32	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as

Janus Investment Fund	33

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as part of "Other expenses" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $7,246.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018, redeeming shareholders of Class C Shares paid CDSCs of $837.

34	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-*	-*
Class I Shares	-	-
Class N Shares	58	2
Class S Shares	-*	-*
Class T Shares	-	-

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,231,837,066	$102,069,992	$(72,544,529)	$ 29,525,463

Janus Investment Fund	35

Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	929,798	$ 10,824,802	519,924	$ 5,894,082
Reinvested dividends and distributions	145,356	1,399,781	81,312	893,618
Shares repurchased	(681,836)	(7,716,546)	(2,583,336)	(28,133,541)
Net Increase/(Decrease)	393,318	$ 4,508,037	(1,982,100)	$ (21,345,841)
Class C Shares:
Shares sold	453,990	$ 5,001,350	372,688	$ 4,117,731
Reinvested dividends and distributions	185,211	1,737,279	130,504	1,397,699
Shares repurchased	(559,582)	(6,122,590)	(1,114,923)	(12,146,465)
Net Increase/(Decrease)	79,619	$ 616,039	(611,731)	$ (6,631,035)
Class D Shares:
Shares sold	846,922	$ 9,754,719	1,381,786	$ 15,357,310
Reinvested dividends and distributions	2,488,128	23,612,336	1,575,312	17,076,380
Shares repurchased	(1,705,160)	(19,142,909)	(4,829,011)	(52,636,225)
Net Increase/(Decrease)	1,629,890	$ 14,224,146	(1,871,913)	$ (20,202,535)
Class I Shares:
Shares sold	14,917,697	$173,231,359	36,001,016	$406,174,513
Reinvested dividends and distributions	4,640,072	44,591,092	2,325,735	25,513,312
Shares repurchased	(13,280,271)	(151,914,451)	(14,464,180)	(162,280,976)
Net Increase/(Decrease)	6,277,498	$ 65,908,000	23,862,571	$269,406,849
Class N Shares:
Shares sold	625,184	$ 7,379,848	225,019	$ 2,515,940
Reinvested dividends and distributions	364,092	3,484,360	201,569	2,205,163
Shares repurchased	(298,343)	(3,434,431)	(858,890)	(9,516,349)
Net Increase/(Decrease)	690,933	$ 7,429,777	(432,302)	$ (4,795,246)
Class S Shares:
Shares sold	90,935	$ 1,039,199	203,853	$ 2,276,983
Reinvested dividends and distributions	204,848	1,968,587	140,460	1,540,847
Shares repurchased	(228,275)	(2,644,350)	(1,056,508)	(11,542,232)
Net Increase/(Decrease)	67,508	$ 363,436	(712,195)	$ (7,724,402)
Class T Shares:
Shares sold	3,481,968	$ 40,206,850	5,051,125	$ 56,675,211
Reinvested dividends and distributions	1,889,137	17,927,910	1,211,117	13,128,506
Shares repurchased	(4,099,991)	(45,537,923)	(8,420,648)	(93,311,797)
Net Increase/(Decrease)	1,271,114	$ 12,596,837	(2,158,406)	$ (23,508,080)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$605,252,119	$ 583,166,486	$ -	$ -

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

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Janus Henderson U.S. Managed Volatility Fund

Notes to Financial Statements (unaudited)

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

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Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

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Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Janus Investment Fund	45

Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

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Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	47

Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

48	DECEMBER 31, 2018

Janus Henderson U.S. Managed Volatility Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

Janus Investment Fund	49

Janus Henderson U.S. Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson U.S. Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

Janus Investment Fund	51

Janus Henderson U.S. Managed Volatility Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Janus Henderson U.S. Managed Volatility Fund

Notes

NotesPage1

Janus Investment Fund	53

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93016 02-19

SEMIANNUAL REPORT December 31, 2018

Janus Henderson Value Plus Income Fund

Janus Investment Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by contacting a Janus Henderson representative. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your plan sponsor, broker-dealer, or financial intermediary, or if you invest directly with the Fund, by visiting janushenderson.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you do not invest directly with the Fund, you should contact your plan sponsor, broker-dealer, or financial intermediary, to request to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-525-3713 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Janus Henderson mutual funds where held (i.e., all Janus Henderson mutual funds held in your account if you invest through your financial intermediary or all Janus Henderson mutual funds held with the fund complex if you invest directly with a fund).

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Value Plus Income Fund

Janus Henderson Value Plus Income Fund (unaudited)

FUND SNAPSHOT

Value equity from Perkins and fundamental fixed income from Janus Henderson actively allocated in an effort to provide capital appreciation and current income while minimizing downside risk. Allocation decisions are based on overall market risk and careful examination of individual security valuations across equity and fixed income markets.

Seth Meyer co-portfolio manager	John Kerschner co-portfolio manager	John Lloyd co-portfolio manager	Ted Thome co-portfolio manager	Alec Perkins co-portfolio manager

PERFORMANCE REVIEW

For the six-month period ended December 31, 2018, Janus Henderson Value Plus Income Fund’s Class I Shares returned -3.90%, while the Fund’s primary benchmark, the Russell 1000® Value Index, returned -6.69%. Its hypothetical internally-calculated benchmark, the Value Income Index, which combines the total returns from the Russell1000® Value Index (40%) and the Bloomberg Barclays U.S. Aggregate Bond Index (60%), returned -1.55%. The Fund’s secondary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 1.65% during the period.

MARKET ENVIRONMENT

Stocks were volatile and lost ground during the period. While corporate earnings growth was solid through the third quarter, rising U.S. interest rates and global trade tensions all weighed on stocks for much of the period. In the fourth quarter, equity markets fell sharply driven by a number of issues including the strength of the economy, trade war fears, earnings releases that didn’t meet market expectations and credit deteriorating as high-yield spreads widened.

A steady U.S. economic backdrop coupled with the emergence of rising wages initially caused many to fear that inflation would run ahead of Federal Reserve (Fed) expectations. The prospect of higher interest rates pushed yields on U.S. Treasuries higher for much of period. That reversed near period end when escalating trade tensions and fears of slowing global economic growth led to a rally in government bonds. Fed rhetoric added to market volatility as it created concern over the possibility that the central bank might maintain its hiking cadence even amid economic and market weakness. Riskier assets came under significant pressure, despite generally healthy corporate earnings. After reaching the tightest levels of this credit cycle earlier in 2018, spreads (the difference in yield between a security and its underlying risk-free benchmark) on corporate credit widened back in line with long-term averages. Investment-grade corporate spreads widened 30 basis points (bps). High-yield fared worse, widening 163 bps, due in part to a late-period plunge in oil prices.

The Fed raised its benchmark rate twice during the period. The yield between the 10-year and 2-year notes narrowed to 19 bps. After reaching a high of 3.24%, the yield on the 10-year Treasury note finished December at 2.68%, down from 2.86% in June.

PERFORMANCE DISCUSSION

The Janus Henderson Value Plus Income Fund’s principal investment strategy changed during the period, with the Fund’s target allocation to fixed income instruments increasing to a range of 50% to 60% of the Fund’s assets and the remainder invested in equity securities and cash equivalents. The strategy for the fixed income sleeve changed to focus on a multi-sector portfolio of U.S. and non-U.S. debt securities that the fixed-income portfolio managers believe have high income potential. The strategy for the equity sleeve adjusted to reflect an increased focus on dividend-paying stocks. Additionally, the Fund will have the flexibility to invest up to 65% of the fixed income portion of assets in high-yield securities. In our joint management of the Fund, we are all equally as concerned with absolute total returns as we are on relative returns. We remain focused on the long term.

Our equity sleeve underperformed the Russell 1000 Value Index. Stock selection in energy was one of the largest detractors to relative returns, driven largely by potential regulatory changes and poor performance from energy stocks given the decline in oil prices during the period. Financials, which were under pressure as the yield curve flattened and banks reported weak loan growth and higher funding costs, also hurt relative performance. Stock selection in information technology, specifically software, aided relative returns. Additionally, our holdings in real estate aided relative performance as our stocks were down less than those in the benchmark.

Janus Investment Fund	1

Janus Henderson Value Plus Income Fund (unaudited)

The fixed income sleeve underperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the six-month period. Overall, our security selection drove the sleeve’s underperformance while the Fund’s spread carry – a measure of excess income generated by the Fund’s holdings – and yield curve positioning were positive for relative results. The Fund’s positions and exposure to high-yield corporate credit and our out-of-index exposure to bank loans detracted from relative performance. An underweight allocation to investment-grade corporate credit and our holdings in mortgage-backed securities (MBS) contributed on a relative basis.

DERIVATIVES USAGE

The Fund may use derivatives for various investment purposes, such as to manage or hedge portfolio risk, enhance return or manage duration. During the period, the Fund’s fixed income sleeve used index credit default swaps “CDX” to gain broad high-yield market exposure, forward foreign currency exchange contracts to hedge currency exposure back to the U.S. dollar and interest rate futures to efficiently express our view on the U.S. Treasury market. During the period, our use of derivatives contributed to relative results. Please see the Derivative Instruments section in the "Notes to Financial Statements" for a discussion of derivatives used by the Fund.

EQUITY CONTRIBUTORS

Merck outperformed in the period after reporting better-than-expected earnings driven in part by strength in sales of Keytruda, a leading immuno-oncology drug. Furthermore, Merck and other large pharmaceutical companies benefited from less potential drug pricing pressure, and a general rotation into the health care sector as investors seek more defensive positions. We trimmed some of our holdings on strength, but still maintain a position in the portfolio.

Pfizer outperformed during the period, driven by a slightly better earnings outlook, relief from potential drug pricing pressure and a general rotation into the health care sector as investors seek more defensive positions in an increasingly expensive market. We believe Pfizer will be able to sustain low, single-digit growth given its current pharmaceutical portfolio and pipeline. In addition, the company continues to review strategic options for the consumer health care business that could further unlock shareholder value. We trimmed some of the position on strength, but still maintain a substantial position in the portfolio.

EQUITY DETRACTORS

Noble Energy is an oil and gas exploration company with core operations in Colorado and Texas, as well as key international assets offshore Israel and West Africa. The stock was weak during the period on: 1) concerns about the November referendum vote in Colorado that had it passed (it did not) would severely hamper the oil and gas industry; and 2) poor performance from energy stocks given the decline in oil prices in the period and worries over what the outlook for 2019 would be given the weak commodity price environment. Although we maintain a position in Noble and continue to like the long-term position of the company after their Israeli project comes on line, we reduced our exposure to the name given the near-term risks associated with the outlook for 2019.

Schlumberger, an oil field services company with market-leading solutions and technology in the most prolific oil and gas basins across the globe, was one of our leading detractors during the period. Shares of the global juggernaut hurt performance as weak global crude oil prices weighed on the sentiment for all oil field services companies and the entire energy sector as the market was concerned that lower crude oil prices would lead to a decrease in 2019 capital spending. Additionally, the company reported modestly better-than-expected earnings, but lowered its FY 2018 guidance and FY 2019 outlook during the period due to weaker-than-expected customer activity and a more competitive pricing environment in the U.S. We maintain a position as we continue to view Schlumberger as a best-in-class oil services operator.

FIXED INCOME CONTRIBUTORS AND DETRACTORS

The Fund’s “plus sectors,” which include high-yield corporate credit, CMBS, asset-backed securities (ABS) and bank loans, are used to support our goal of generating greater monthly income than the benchmark. In a period where risk-off sentiment prevailed, the majority of our plus sector allocations weighed on results. Our high-yield exposure was the leading detractor from relative performance. We have been emphasizing higher-quality, high-yield names, with consistent free-cash-flow generation potential and management teams committed to paying down debt, but even those names were challenged.

Our out-of-index exposure to bank loans also detracted from relative results amid the flight to quality. The lack of duration in bank loans, given their floating rate structure, also proved costly as market expectations shifted from

2	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund (unaudited)

Fed hikes over the next three years to potential cuts in 2019. These assets did not benefit from the rally in parts of the Treasury curve, as many benchmark constituents did.

“Core sectors” – including Treasuries, investment-grade corporate credit and mortgage-backed securities (MBS) – are utilized in an effort to dampen the volatility of our plus sector positioning. As spreads widened, our material underweight allocation to investment-grade corporate credit supported results. Our interest rate positioning was another contributor to relative performance. Positioning in agency MBS also contributed, as the asset class was one of the strongest-performing fixed income segments given its limited credit risk and strong liquidity profile.

OUTLOOK AND POSITIONING

On the equity side, we have mentioned our cautious approach to the market and concern that the market was completely ignoring any bad news or signs of potential problems while steadily climbing to new highs. In the period, bad news was no longer ignored and the relief rallies from good news were sold aggressively. Increased volatility in the market may be with us for a while longer and will likely unnerve some investors, but we believe adhering to the investment process is paramount. Our investment team is evaluating the recent market decline by reviewing the weakest areas within the market for potential new opportunities. As a general matter, it seems that concerns about the duration of the economic cycle are spreading, and each particular sector has its own dynamics to consider. For example, semiconductors and semiconductor equipment have been down substantially in the last few months. After several years of higher share prices fueled by surging demand and soaring profits, many investors believed these were no longer cyclical companies, but we are now seeing falling prices for memory chips, declining orders for equipment and weakening end demand. It turns out they are cyclical after all. Following a several year run of multiple expansion, the stocks are now experiencing contracting multiples and declining earnings, which makes getting comfortable with the downside risks in these stocks more challenging. Thus we have been patiently waiting for more favorable reward-to-risk ratios in this group.

Other areas seeing big declines include several materials and automobile and automotive components companies that have recently warned on earnings due to a combination of rising input costs, falling demand and trade war developments. Banks are also under pressure on weak loan growth and higher funding costs amid a flattening yield curve. Aggregating across the market’s laggards, the stock market consensus appears to be grappling with the idea that we’ve passed the peak of the current expansion and benign investing environment. While the market has viewed recent developments in the economic landscape and the yield curve negatively as it relates to banks, we continue to believe they are one of the cheapest areas in the market and, given solid capital positions, many banks have been active with share buybacks recently, and we have been adding to select positions.

In our opinion, as trading conditions have become more volatile and investors fearful, the likelihood of identifying bargain stock prices grows. Pain on the other side of the trade is the first, but not the only, criteria. Second, the company should have a durable competitive advantage, such that, over time and through market cycles, it will be able to earn more than its fair share of profits. Third, the balance sheet should be well capitalized and liquid to enable the company to endure a much more difficult operating environment should that scenario lie ahead. Finally, a stock’s price should be low enough relative to a company’s earnings power and net asset value to offer a margin of safety and attractive return potential over the long term. Investors are in the process of resetting their expectations for corporate earnings estimates and total return expectations. While this can be a challenging investing environment, owning high-quality companies with strong balance sheets should ultimately prove to be profitable in the long run.

In addition to orienting our research effort around identifying stock bargains, we are mindful of correlations across the various cyclical exposures in our portfolios, as well as the aggregate weights we have in those areas. Given that we don’t know whether the economy is at the beginning of a major downturn or not, we are making our buys slowly and cautiously, particularly in the more cyclical areas of the market. At some point, this market sell-off will end and there will be attractive opportunities for those who have successfully navigated the volatility. Adhering to your process is critical to be in a position to take advantage of these opportunities. In the shorter term, investing on fundamentals has proved much more challenging given the impact of headwinds from algorithms, liquidity issues and trade tweets. Patience may prove the most important investing attribute of all.

In fixed income, there are plenty of risk factors on the horizon, including slowing global economic growth,

Janus Investment Fund	3

Janus Henderson Value Plus Income Fund (unaudited)

unresolved trade disputes, the potential for Fed policy error and the continued progression through the late stages of the credit cycle. However, much of this appears to be factored into asset prices and corporate outlooks, and we expect the Fed to be more cautious in its cadence in 2019. In our view, if the U.S. and China reach a trade agreement, or China releases economic stimulus, a rebound in risk markets is feasible. Further, while the U.S. economic and corporate fundamental outlooks are slowing, they remain generally healthy. Unemployment is low, and the consumer and their desire for experiences continue to spend. Starting from GDP growth in the 3% range, a U.S. recession in 2019 seems unlikely.

We are looking for opportunities with this in mind. In many cases, these will be more defensive, carry opportunities, with which we believe we can earn greater income than the benchmark. However, we will also seek to capitalize on dislocations in our highest-conviction names, when we believe improving credit metrics will ultimately support performance. We remain focused on late-cycle business models and issuers with consistent free-cash-flow generation potential. We will continue to emphasize liquid issuers, bonds more senior in the capital structure, and transformational balance sheet stories. We’ll utilize our core sectors to help dampen volatility in the Fund. As always, we will rely on our fundamental, bottom-up research to thoroughly vet opportunities and to identify those that should be avoided.

Thank you for your investment in the Janus Henderson Value Plus Income Fund.

4	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund (unaudited)

Fund At A Glance

December 31, 2018

	5 Top Performers - Holdings		5 Bottom Performers - Holdings
		Contribution		Contribution
	Merck & Co Inc	0.73%	Noble Energy Inc	-1.15%
	Pfizer Inc	0.72%	Schlumberger Ltd	-0.90%
	Check Point Software Technologies Ltd	0.43%	Occidental Petroleum Corp	-0.84%
	Casey's General Stores Inc	0.41%	Cadence BanCorp	-0.82%
	Johnson & Johnson	0.32%	Quest Diagnostics Inc	-0.81%

	5 Top Performers - Sectors*
		Fund	Fund Weighting	Russell 1000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Information Technology	0.62%	12.19%	9.68%
	Real Estate	0.55%	7.90%	4.79%
	Consumer Staples	0.41%	7.17%	7.49%
	Consumer Discretionary	0.32%	0.00%	6.66%
	Materials	0.16%	3.79%	3.98%

	5 Bottom Performers - Sectors*
		Fund	Fund Weighting	Russell 1000 Value Index
		Contribution	(Average % of Equity)	Weighting
	Energy	-1.55%	9.02%	10.32%
	Financials	-1.34%	28.03%	23.12%
	Communication Services	-0.64%	0.89%	5.35%
	Other**	-0.30%	-2.52%	0.00%
	Utilities	-0.18%	3.83%	5.85%

Security contribution to performance is measured by using an algorithm that multiplies the daily performance of each security with the previous day’s ending weight in the portfolio and is gross of advisory fees. Fixed income securities and certain equity securities, such as private placements and some share classes of equity securities, are excluded.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	5

Janus Henderson Value Plus Income Fund (unaudited)

Fund At A Glance

December 31, 2018

5 Largest Equity Holdings - (% of Net Assets)
Oracle Corp
Software	2.0%
Johnson & Johnson
Pharmaceuticals	2.0%
Quest Diagnostics Inc
Health Care Providers & Services	1.9%
Pfizer Inc
Pharmaceuticals	1.7%
Lamar Advertising Co
Equity Real Estate Investment Trusts (REITs)	1.5%
9.1%

Asset Allocation - (% of Net Assets)
Common Stocks	42.2%
Corporate Bonds	31.5%
Asset-Backed/Commercial Mortgage-Backed Securities	12.6%
Bank Loans and Mezzanine Loans	7.2%
Mortgage-Backed Securities	4.0%
Investment Companies	1.7%
United States Treasury Notes/Bonds	1.0%
Preferred Stocks	0.3%
Other	(0.5)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2018	As of June 30, 2018

6	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund (unaudited)

Performance

See important disclosures on the next page.

					Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018					per the October 29, 2018 prospectuses
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Class A Shares at NAV	-3.99%	-4.22%	4.28%	6.97%	1.37%	0.95%
Class A Shares at MOP	-9.50%	-9.73%	3.05%	6.22%
Class C Shares at NAV	-4.42%	-5.00%	3.49%	6.22%	2.12%	1.70%
Class C Shares at CDSC	-5.32%	-5.90%	3.49%	6.22%
Class D Shares(1)	-3.93%	-4.18%	4.39%	7.10%	1.27%	0.82%
Class I Shares	-3.90%	-4.11%	4.47%	7.20%	1.16%	0.76%
Class N Shares	-3.87%	-3.97%	4.21%	6.85%	1.25%	0.68%
Class S Shares	-4.10%	-4.41%	4.21%	6.84%	1.63%	1.18%
Class T Shares	-3.98%	-4.20%	4.35%	7.04%	1.35%	0.93%
Russell 1000 Value Index	-6.69%	-8.27%	5.95%	10.84%
Bloomberg Barclays U.S. Aggregate Bond Index	1.65%	0.01%	2.52%	2.67%
Value Income Index 40/60	-1.55%	-3.12%	4.05%	6.08%
Value Income Index 50/50	-2.38%	-3.94%	4.40%	6.90%
Morningstar Quartile - Class I Shares	-	2nd	2nd	2nd
Morningstar Ranking - based on total returns for Allocation - 50% to 70% Equity Funds	-	194/784	213/702	247/592

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	7

Janus Henderson Value Plus Income Fund (unaudited)

Performance

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through November 1, 2019.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017 reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior August 4, 2017, the performance shown may have been different. The performance shown for periods following the Fund’s commencement Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective August 31, 2018, Seth Meyer, John Kerschner, John Lloyd, Ted Thome and Alec Perkins are Co-Portfolios Managers of the Fund.

Effective August 31, 2018, the composition of the Fund’s tertiary benchmark, the Value Income Index changed. Prior to 8/31/18, the underlying composition of the Value Income Index reflected a blend of the total returns from the Russell 1000® Value Index (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%). Effective August 31, 2018, the Fund changed its investment strategy to increase its allocation to fixed-income instruments and to provide greater flexibility to invest across multiple sectors. To better reflect this strategy change, the underlying composition of the Value Income Index changed to reflect a blend of the total returns from the Russell 1000® Value Index (40%) and the Bloomberg Barclays U.S. Aggregate Bond Index (60%).

*The Fund’s inception date – July 30, 2010

(1) Closed to certain new investors.

8	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
Class A Shares	$1,000.00	$960.10	$4.79	$1,000.00	$1,020.32	$4.94	0.97%
Class C Shares	$1,000.00	$955.80	$8.48	$1,000.00	$1,016.53	$8.74	1.72%
Class D Shares	$1,000.00	$960.70	$4.15	$1,000.00	$1,020.97	$4.28	0.84%
Class I Shares	$1,000.00	$961.00	$3.81	$1,000.00	$1,021.32	$3.92	0.77%
Class N Shares	$1,000.00	$961.30	$3.46	$1,000.00	$1,021.68	$3.57	0.70%
Class S Shares	$1,000.00	$959.00	$5.93	$1,000.00	$1,019.16	$6.11	1.20%
Class T Shares	$1,000.00	$960.20	$4.69	$1,000.00	$1,020.42	$4.84	0.95%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	9

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 12.6%
American Credit Acceptance Receivables Trust 2018-3,
5.1700%, 10/15/24 (144A)	$100,000	$100,502
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	33,000	33,156
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	45,008	44,863
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	49,375	49,250
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	100,000	101,262
Bean Creek CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	100,000	97,535
BlueMountain CLO 2016-2 Ltd,
ICE LIBOR USD 3 Month + 7.0000%, 9.6445%, 8/20/28 (144A)‡	250,000	245,601
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 1.3000%, 3.7551%, 11/15/35 (144A)	112,832	111,562
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	41,000	40,038
Caesars Palace Las Vegas Trust 2017-VICI E, 4.3540%, 10/15/34 (144A)‡	45,000	43,964
Cenovus Energy Inc, 5.7000%, 10/15/19	769	783
CIFC Funding 2013-IV Ltd,
ICE LIBOR USD 3 Month + 1.0600%, 3.5693%, 4/27/31 (144A)‡	250,000	244,353
Coinstar Funding LLC Series 2017-1, 5.2160%, 4/25/47 (144A)	221,625	223,992
Deephaven Residential Mortgage Trust 2018-3, 5.9130%, 8/25/58 (144A)‡	100,000	99,624
Drive Auto Receivables Trust 2017-1, 3.8400%, 3/15/23	5,000	5,018
Exeter Automobile Receivables Trust 2018-4, 5.3800%, 7/15/25 (144A)	130,000	131,574
Fannie Mae REMICS, 3.0000%, 5/25/48	36,223	35,620
Horizon Aircraft Finance I Ltd, 6.6570%, 12/15/38 (144A)	250,000	253,103
InSite Issuer LLC, 6.1150%, 12/15/48 (144A)	139,831	139,831
KKR Clo 17 Ltd, ICE LIBOR USD 3 Month + 3.4500%, 5.8863%, 4/15/29 (144A)‡	250,000	239,561
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.4890%, 4/20/31 (144A)‡	250,000	244,603
Magnetite XIX Ltd,
ICE LIBOR USD 3 Month + 6.2500%, 8.6864%, 7/17/30 (144A)‡	250,000	235,198
Magnetite XV Ltd, ICE LIBOR USD 3 Month + 1.0100%, 3.4999%, 7/25/31 (144A)‡	250,000	244,111
Octagon Investment Partners 32 Ltd,
ICE LIBOR USD 3 Month + 3.4000%, 5.8363%, 7/15/29 (144A)‡	250,000	238,112
Octagon Investment Partners 36 Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.4063%, 4/15/31 (144A)‡	250,000	243,279
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.7500%, 10/15/20	81,405	81,202
Sequoia Mortgage Trust 2018-7 A4, 4.0000%, 9/25/48 (144A)‡	96,162	97,143
Sequoia Mortgage Trust 2018-8, 0.3471%, 11/25/48 (144A)‡,¤	19,418,195	282,892
Sequoia Mortgage Trust 2018-CH2, 4.0000%, 6/25/48 (144A)‡	85,468	86,107
Sequoia Mortgage Trust 2018-CH3, 4.0000%, 8/25/48 (144A)‡	85,431	86,118
Sofi Professional Loan Program 2018-D Trust, 0%, 2/25/48 (144A)◊,§	10,000	344,500
Sound Point Clo XVI Ltd,
ICE LIBOR USD 3 Month + 3.6000%, 6.0899%, 7/25/30 (144A)‡	250,000	241,314
Tesla Auto Lease Trust 2018-A, 4.9400%, 3/22/21 (144A)	350,000	350,045
Tesla Auto Lease Trust 2018-B, 7.8700%, 6/20/22 (144A)	420,000	422,011
Towd Point Mortgage Trust 2018-4, 3.0000%, 6/25/58 (144A)‡	96,024	93,315
Verus Securitization Trust 2018-3, 5.6940%, 10/25/58 (144A)‡	275,000	275,325
Voya CLO 2015-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 3.9772%, 7/23/27 (144A)‡	250,000	245,798
Voya CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.2926%, 4/19/31 (144A)‡	250,000	246,154
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	275,000	274,998
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.1412%, 5/15/46‡	8,978	9,031
Zephyrus Capital Aviation Partners 2018-1 Ltd, 4.6050%, 10/15/38 (144A)	87,750	86,450
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $6,773,038)		6,668,898
Bank Loans and Mezzanine Loans – 7.2%
Basic Industry – 0.3%
Axalta Coating Systems US Holdings Inc,
ICE LIBOR USD 3 Month + 1.7500%, 4.5530%, 6/1/24‡	124,182	116,731

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Basic Industry – (continued)
Starfruit US Holdco LLC, ICE LIBOR USD 3 Month + 3.2500%, 5.5993%, 10/1/25‡	$58,000	$55,390
		172,121
Capital Goods – 0.5%
Entegris Inc, ICE LIBOR USD 3 Month + 2.0000%, 0%, 11/6/25(a),‡	153,000	148,219
Reynolds Group Holdings Inc,
ICE LIBOR USD 3 Month + 2.7500%, 5.2724%, 2/5/23‡	91,368	86,800
		235,019
Communications – 1.2%
CSC Holdings LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7454%, 1/15/26‡	134,000	126,630
Entravision Communications Corp,
ICE LIBOR USD 3 Month + 2.7500%, 5.2724%, 11/29/24‡	124,240	137,652
Lamar Media Corp, ICE LIBOR USD 3 Month + 1.7500%, 4.3125%, 3/14/25‡	145,268	141,031
Level 3 Parent LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7538%, 2/22/24‡	146,000	138,335
Mission Broadcasting Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 1/17/24(a),‡	5,282	4,989
Nexstar Broadcasting Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 1/17/24(a),‡	33,020	31,188
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 1/19/21‡	4,913	4,774
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7724%, 1/19/24‡	44,328	42,349
		626,948
Consumer Cyclical – 0.9%
CityCenter Holdings LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.7724%, 4/18/24‡	114,419	108,085
Golden Nugget LLC, ICE LIBOR USD 3 Month + 2.7500%, 5.2365%, 10/4/23‡	37,030	35,696
Hilton Worldwide Finance LLC,
ICE LIBOR USD 3 Month + 1.7500%, 4.2563%, 10/25/23‡	93,510	90,004
KFC Holding Co, ICE LIBOR USD 3 Month + 1.7500%, 4.2196%, 4/3/25‡	105,705	102,997
Marriott Ownership Resorts Inc,
ICE LIBOR USD 3 Month + 2.2500%, 4.7724%, 8/29/25‡	145,000	141,375
Wyndham Hotels & Resorts Inc,
ICE LIBOR USD 3 Month + 1.7500%, 4.2724%, 5/30/25‡	20,948	20,110
		498,267
Consumer Non-Cyclical – 1.8%
Aramark Services Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.2724%, 3/28/24‡	42,084	40,704
Change Healthcare Holdings LLC,
ICE LIBOR USD 3 Month + 2.7500%, 5.2724%, 3/1/24‡	143,760	136,032
Gentiva Health Services Inc,
ICE LIBOR USD 3 Month + 3.7500%, 6.3125%, 7/2/25‡	104,166	100,781
Gentiva Health Services Inc,
ICE LIBOR USD 3 Month + 7.0000%, 9.5625%, 7/2/26‡	86,000	85,570
IQVIA Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.8030%, 3/7/24‡	23,193	22,457
JBS USA LUX SA, ICE LIBOR USD 3 Month + 2.5000%, 5.2600%, 10/30/22‡	137,650	132,144
NVA Holdings Inc/United States,
ICE LIBOR USD 3 Month + 2.7500%, 5.2724%, 2/2/25‡	146,265	137,489
Post Holdings Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.5100%, 5/24/24‡	87,703	84,341
Quorum Health Corp, ICE LIBOR USD 3 Month + 6.7500%, 9.2724%, 4/29/22‡	83,944	82,937
Valeant Pharmaceuticals International,
ICE LIBOR USD 3 Month + 3.0000%, 5.3789%, 6/2/25‡	114,439	109,067
		931,522
Electric – 0.3%
NRG Energy Inc, ICE LIBOR USD 3 Month + 1.7500%, 0%, 6/30/23(a),‡	20,898	20,052
Vistra Operations Co LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 8/4/23‡	145,259	139,730
		159,782
Finance Companies – 0.4%
RPI Finance Trust, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 3/27/23‡	215,366	207,867
Industrial – 0.5%
Lumentum Holdings Inc, ICE LIBOR USD 3 Month + 2.5000%, 0%, 12/10/25(a),‡	145,000	139,562
Ultra Clean Holdings Inc,
ICE LIBOR USD 3 Month + 4.5000%, 9.0000%, 8/27/25‡	144,107	137,025
		276,587

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans – (continued)
Technology – 1.3%
CommScope Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.5224%, 12/29/22‡	$15,715		$14,850
Dell International LLC, ICE LIBOR USD 3 Month + 1.7500%, 0%, 9/7/21(a),‡	90,000		87,281
McAfee LLC, ICE LIBOR USD 3 Month + 8.5000%, 11.0056%, 9/29/25‡	133,833		132,495
Microchip Technology Inc,
ICE LIBOR USD 3 Month + 2.0000%, 4.5300%, 5/29/25‡	60,590		57,308
Micron Technology Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.2800%, 4/26/22‡	144,260		141,375
Refinitiv US Holdings Inc,
ICE LIBOR USD 3 Month + 3.7500%, 6.2724%, 10/1/25‡	276,000		262,200
			695,509
Total Bank Loans and Mezzanine Loans (cost $3,947,097)			3,803,622
Corporate Bonds – 31.5%
Banking – 1.8%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	300,000		300,000
Bank of America Corp, 2.5030%, 10/21/22	196,000		188,704
Citizens Financial Group Inc, 3.7500%, 7/1/24	14,000		13,630
Citizens Financial Group Inc, 4.3500%, 8/1/25	10,000		9,823
Citizens Financial Group Inc, 4.3000%, 12/3/25	57,000		56,279
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25‡	67,000		62,799
Morgan Stanley, 3.9500%, 4/23/27	40,000		37,732
National Australia Bank Ltd/New York, 2.8000%, 1/10/22	253,000		247,992
SVB Financial Group, 5.3750%, 9/15/20	56,000		57,756
			974,715
Basic Industry – 2.3%
AK Steel Corp, 7.5000%, 7/15/23	89,000		88,332
Allegheny Technologies Inc, 5.9500%, 1/15/21	146,000		143,080
CF Industries Inc, 4.5000%, 12/1/26 (144A)	5,000		4,889
CF Industries Inc, 5.3750%, 3/15/44	86,000		69,660
DowDuPont Inc, 4.7250%, 11/15/28	70,000		72,598
First Quantum Minerals Ltd, 7.0000%, 2/15/21 (144A)	130,000		124,800
Freeport-McMoRan Inc, 3.1000%, 3/15/20	37,000		36,168
Freeport-McMoRan Inc, 3.5500%, 3/1/22	367,000		347,274
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	91,000		90,174
Glencore Finance Canada Ltd, 4.9500%, 11/15/21 (144A)	17,000		17,363
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	59,000		59,614
Steel Dynamics Inc, 4.1250%, 9/15/25	89,000		81,769
Steel Dynamics Inc, 5.0000%, 12/15/26	34,000		32,215
Teck Resources Ltd, 4.5000%, 1/15/21	5,000		4,988
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	44,000		47,135
			1,220,059
Brokerage – 0.3%
E*TRADE Financial Corp, 2.9500%, 8/24/22	63,000		61,117
E*TRADE Financial Corp, 3.8000%, 8/24/27	70,000		66,124
E*TRADE Financial Corp, 4.5000%, 6/20/28	25,000		24,650
			151,891
Capital Goods – 2.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	200,000		190,500
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
7.2500%, 5/15/24 (144A)	320,000		319,200
BWAY Holding Co, 4.7500%, 4/15/24	122,000	EUR	136,818
CNH Industrial Capital LLC, 4.3750%, 4/5/22	80,000		80,344
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	98,000		99,563
Masonite International Corp, 5.6250%, 3/15/23 (144A)	15,000		14,550
Owens Corning, 4.2000%, 12/1/24	20,000		19,839
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.1250%, 7/15/23 (144A)	100,000		95,250
United Technologies Corp, 3.9500%, 8/16/25	29,000		28,788

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Capital Goods – (continued)
United Technologies Corp, 4.6250%, 11/16/48	$21,000		$20,308
Wabtec Corp, ICE LIBOR USD 3 Month + 1.0500%, 3.8382%, 9/15/21‡	289,000		287,937
Wabtec Corp, 4.7000%, 9/15/28	127,000		119,179
			1,412,276
Communications – 4.8%
21st Century Fox America Inc, 3.3750%, 11/15/26	152,000		149,115
Altice Luxembourg SA, 7.7500%, 5/15/22 (144A)	200,000		182,000
BellSouth LLC, 4.3330%, 4/26/19 (144A)	250,000		250,785
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	36,000		36,023
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.9080%, 7/23/25	143,000		142,129
Comcast Corp, 3.9500%, 10/15/25	69,000		69,848
Comcast Corp, 4.2500%, 10/15/30	90,000		91,082
Crown Castle International Corp, 5.2500%, 1/15/23	32,000		33,228
Crown Castle International Corp, 3.2000%, 9/1/24	41,000		38,804
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	200,000		183,936
Interpublic Group of Cos Inc, 4.6500%, 10/1/28	72,000		71,104
Netflix Inc, 5.3750%, 2/1/21	144,000		145,800
Netflix Inc, 4.6250%, 5/15/29 (144A)	200,000	EUR	224,564
T-Mobile USA Inc, 6.5000%, 1/15/24	158,000		162,373
UBM PLC, 5.7500%, 11/3/20 (144A)	333,000		340,970
Unitymedia GmbH, 6.1250%, 1/15/25 (144A)	200,000		200,980
Viacom Inc, 4.3750%, 3/15/43	50,000		39,686
Viacom Inc, 5.2500%, 4/1/44	44,000		39,863
Zayo Group LLC / Zayo Capital Inc, 6.0000%, 4/1/23	142,000		134,367
			2,536,657
Consumer Cyclical – 4.5%
DR Horton Inc, 3.7500%, 3/1/19	63,000		62,995
DR Horton Inc, 4.0000%, 2/15/20	6,000		6,011
Enterprise Development Authority, 12.0000%, 7/15/24 (144A)	102,000		92,820
Ford Motor Credit Co LLC, 4.3890%, 1/8/26	200,000		180,384
General Motors Financial Co Inc, 3.1000%, 1/15/19	28,000		27,999
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	121,000		119,670
Golden Nugget Inc, 8.7500%, 10/1/25 (144A)	190,000		182,875
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	54,000		53,122
Jacobs Entertainment Inc, 7.8750%, 2/1/24 (144A)	275,000		283,250
MDC Holdings Inc, 5.5000%, 1/15/24	307,000		294,720
MGM Resorts International, 6.7500%, 10/1/20	70,000		71,925
MGM Resorts International, 6.6250%, 12/15/21	31,000		31,775
MGM Resorts International, 7.7500%, 3/15/22	135,000		143,606
MGM Resorts International, 6.0000%, 3/15/23	5,000		5,025
Scientific Games International Inc, 10.0000%, 12/1/22	275,000		278,435
Service Corp International/US, 5.3750%, 5/15/24	67,000		66,330
Six Flags Entertainment Corp, 4.8750%, 7/31/24 (144A)	150,000		141,375
Station Casinos LLC, 5.0000%, 10/1/25 (144A)	230,000		208,150
Toll Brothers Finance Corp, 4.3750%, 4/15/23	15,000		14,063
TRI Pointe Group Inc / TRI Pointe Homes Inc, 4.3750%, 6/15/19	81,000		80,392
Wyndham Destinations Inc, 5.4000%, 4/1/24	31,000		29,528
Wyndham Destinations Inc, 6.3500%, 10/1/25	16,000		15,520
Wyndham Destinations Inc, 5.7500%, 4/1/27	8,000		7,340
			2,397,310
Consumer Non-Cyclical – 3.7%
Avantor Inc, 6.0000%, 10/1/24 (144A)	145,000		142,462
Bausch Health Cos Inc, 7.0000%, 3/15/24 (144A)	140,000		141,400
Bausch Health Cos Inc, 6.1250%, 4/15/25 (144A)	155,000		135,237
CVS Health Corp, 4.7500%, 12/1/22	22,000		22,698
CVS Health Corp, 4.1000%, 3/25/25	78,000		77,315
Elanco Animal Health Inc, 3.9120%, 8/27/21 (144A)	10,000		10,062

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Elanco Animal Health Inc, 4.2720%, 8/28/23 (144A)	$25,000	$24,977
Elanco Animal Health Inc, 4.9000%, 8/28/28 (144A)	23,000	23,418
Endo Finance LLC, 5.7500%, 1/15/22 (144A)	160,000	133,200
HCA Inc, 5.8750%, 5/1/23	122,000	123,525
HCA Inc, 5.0000%, 3/15/24	87,000	86,130
HCA Inc, 5.2500%, 4/15/25	144,000	143,280
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	36,000	36,360
JBS USA LUX SA / JBS USA Finance Inc, 7.2500%, 6/1/21 (144A)	290,000	291,450
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	59,000	57,525
MEDNAX Inc, 6.2500%, 1/15/27 (144A)	68,000	65,620
Newell Brands Inc, 5.0000%, 11/15/23	37,000	37,645
Tenet Healthcare Corp, 4.7500%, 6/1/20	146,000	145,650
Teva Pharmaceutical Finance Co BV, 2.9500%, 12/18/22	156,000	137,953
Teva Pharmaceutical Finance Netherlands III BV, 1.7000%, 7/19/19	69,000	67,930
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	34,000	29,281
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 4/15/24	31,000	29,858
		1,962,976
Electric – 0.1%
NextEra Energy Operating Partners LP, 4.2500%, 9/15/24 (144A)	9,000	8,325
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	67,000	69,180
		77,505
Energy – 5.2%
Antero Resources Corp, 5.3750%, 11/1/21	170,000	164,050
Cheniere Corpus Christi Holdings LLC, 5.1250%, 6/30/27	132,000	124,615
Continental Resources Inc/OK, 5.0000%, 9/15/22	36,000	35,743
DCP Midstream Operating LP, 4.7500%, 9/30/21 (144A)	12,000	11,850
Delek Logistics Partners LP / Delek Logistics Finance Corp,
6.7500%, 5/15/25	203,000	196,910
Energy Transfer LP, 4.2500%, 3/15/23	33,000	31,763
Energy Transfer LP, 5.8750%, 1/15/24	273,000	278,700
Energy Transfer LP, 5.5000%, 6/1/27	22,000	21,450
Energy Transfer Operating LP, 6.0000%, 6/15/48	35,000	34,124
EnLink Midstream Partners LP, 4.1500%, 6/1/25	37,000	33,371
EnLink Midstream Partners LP, 4.8500%, 7/15/26	104,000	93,829
EnLink Midstream Partners LP, ICE LIBOR USD 3 Month + 4.1100%, 6.0000%µ	145,000	105,953
EQM Midstream Partners LP, 4.7500%, 7/15/23	5,000	4,977
EQM Midstream Partners LP, 4.0000%, 8/1/24	18,000	17,221
EQT Midstream Partners LP, 5.5000%, 7/15/28	78,000	76,437
Extraction Oil & Gas Inc, 5.6250%, 2/1/26 (144A)	49,000	35,770
Great Western Petroleum LLC / Great Western Finance Corp,
9.0000%, 9/30/21 (144A)	150,000	136,500
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	5,000	5,237
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	5,000	4,909
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	15,000	14,874
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	10,000	9,571
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	8,000	7,840
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	563,000	530,481
NuStar Logistics LP, 5.6250%, 4/28/27	82,000	76,465
PBF Holding Co LLC / PBF Finance Corp, 7.2500%, 6/15/25	137,000	128,780
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	73,000	71,824
Plains All American Pipeline LP / PAA Finance Corp, 4.5000%, 12/15/26	21,000	20,238
QEP Resources Inc, 6.8750%, 3/1/21	201,000	202,507
Range Resources Corp, 5.0000%, 8/15/22	300,000	268,500
		2,744,489
Financial Institutions – 0.3%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	102,000	103,029
Kennedy-Wilson Inc, 5.8750%, 4/1/24	65,000	60,775
		163,804

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Industrial – 0.7%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%µ	$250,000	$222,479
Fluor Corp, 4.2500%, 9/15/28	150,000	146,215
		368,694
Insurance – 1.0%
Aetna Inc, 2.8000%, 6/15/23	20,000	19,019
Cigna Corp, 4.1250%, 11/15/25 (144A)	300,000	299,717
Molina Healthcare Inc, 5.3750%, 11/15/22	145,000	139,925
WellCare Health Plans Inc, 5.2500%, 4/1/25	48,000	46,200
		504,861
Owned No Guarantee – 1.1%
Syngenta Finance NV, 3.6980%, 4/24/20 (144A)	200,000	198,523
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	200,000	197,260
Syngenta Finance NV, 4.4410%, 4/24/23 (144A)	200,000	192,734
		588,517
Real Estate Investment Trusts (REITs) – 0.5%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	63,000	62,501
American Homes 4 Rent LP, 4.2500%, 2/15/28	153,000	147,940
Senior Housing Properties Trust, 6.7500%, 12/15/21	27,000	28,291
		238,732
Technology – 1.9%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.6250%, 1/15/24	16,000	15,137
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.1250%, 1/15/25	26,000	23,482
Dell International LLC / EMC Corp, 5.4500%, 6/15/23 (144A)	135,000	137,374
Dell International LLC / EMC Corp, 6.0200%, 6/15/26 (144A)	270,000	271,344
First Data Corp, 5.0000%, 1/15/24 (144A)	42,000	40,425
Marvell Technology Group Ltd, 4.2000%, 6/22/23	24,000	23,929
Marvell Technology Group Ltd, 4.8750%, 6/22/28	27,000	26,322
Total System Services Inc, 3.8000%, 4/1/21	25,000	24,994
Total System Services Inc, 4.8000%, 4/1/26	69,000	69,569
Trimble Inc, 4.7500%, 12/1/24	104,000	104,852
Trimble Inc, 4.9000%, 6/15/28	131,000	129,061
Verisk Analytics Inc, 4.8750%, 1/15/19	49,000	49,017
Verisk Analytics Inc, 5.8000%, 5/1/21	64,000	67,278
		982,784
Transportation – 0.6%
Trinity Industries Inc, 4.5500%, 10/1/24	307,000	264,483
XPO Logistics Inc, 6.5000%, 6/15/22 (144A)	61,000	60,466
		324,949
Total Corporate Bonds (cost $17,250,010)		16,650,219
Mortgage-Backed Securities – 4.0%
Fannie Mae Pool:
6.0000%, 2/1/37	1,424	1,573
3.5000%, 10/1/42	12,434	12,526
3.5000%, 12/1/42	28,284	28,461
3.0000%, 2/1/43	1,996	1,962
3.5000%, 2/1/43	41,225	41,481
3.5000%, 4/1/43	22,231	22,369
3.0000%, 5/1/43	3,685	3,623
3.5000%, 11/1/43	17,326	17,434
3.5000%, 4/1/44	23,293	23,474
5.0000%, 7/1/44	15,976	17,102
4.5000%, 10/1/44	8,425	8,861
3.5000%, 2/1/45	33,788	33,999
3.5000%, 2/1/45	4,681	4,710
4.5000%, 3/1/45	13,767	14,479
3.5000%, 12/1/45	8,156	8,215
4.5000%, 2/1/46	23,446	24,563
3.5000%, 7/1/46	32,072	32,204

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 7/1/46	$13,147	$13,190
3.5000%, 8/1/46	42,588	42,721
4.0000%, 10/1/46	2,054	2,103
3.0000%, 2/1/47	27,073	26,649
4.5000%, 5/1/47	4,108	4,309
4.5000%, 5/1/47	3,357	3,511
4.5000%, 5/1/47	3,044	3,183
4.5000%, 5/1/47	2,470	2,593
4.5000%, 5/1/47	2,371	2,479
4.5000%, 5/1/47	2,076	2,172
4.5000%, 5/1/47	1,992	2,089
4.5000%, 5/1/47	1,529	1,603
4.5000%, 5/1/47	1,505	1,577
4.0000%, 6/1/47	3,727	3,810
4.0000%, 6/1/47	2,017	2,062
4.5000%, 6/1/47	12,577	13,154
4.5000%, 6/1/47	2,614	2,740
4.0000%, 7/1/47	3,237	3,309
4.0000%, 7/1/47	2,993	3,060
4.0000%, 7/1/47	2,621	2,679
4.0000%, 7/1/47	1,830	1,871
4.5000%, 7/1/47	9,025	9,439
4.5000%, 7/1/47	8,063	8,433
4.5000%, 7/1/47	7,416	7,755
3.5000%, 8/1/47	9,932	9,944
3.5000%, 8/1/47	7,266	7,278
4.0000%, 8/1/47	5,540	5,664
4.0000%, 8/1/47	3,434	3,510
4.0000%, 8/1/47	2,965	3,024
4.5000%, 8/1/47	9,891	10,344
4.5000%, 8/1/47	2,001	2,093
4.0000%, 9/1/47	2,850	2,914
4.5000%, 9/1/47	11,469	11,995
4.5000%, 9/1/47	8,573	8,966
4.5000%, 9/1/47	6,470	6,767
3.5000%, 10/1/47	38,926	38,941
4.0000%, 10/1/47	7,343	7,507
4.0000%, 10/1/47	6,376	6,518
4.0000%, 10/1/47	6,138	6,275
4.0000%, 10/1/47	3,909	3,996
4.0000%, 10/1/47	3,433	3,509
4.5000%, 10/1/47	3,496	3,657
4.5000%, 10/1/47	1,597	1,670
4.0000%, 11/1/47	9,386	9,595
4.0000%, 11/1/47	2,914	2,979
4.5000%, 11/1/47	8,395	8,780
3.5000%, 12/1/47	17,589	17,599
3.5000%, 12/1/47	15,123	15,173
3.5000%, 12/1/47	6,506	6,518
3.5000%, 1/1/48	11,171	11,214
3.5000%, 1/1/48	9,276	9,301
4.0000%, 1/1/48	37,623	38,503
4.0000%, 1/1/48	3,935	4,034
3.5000%, 3/1/48	6,645	6,670
4.0000%, 3/1/48	15,944	16,318
4.0000%, 3/1/48	3,439	3,525
4.5000%, 3/1/48	12,659	13,280
4.0000%, 4/1/48	8,058	8,263
4.5000%, 4/1/48	9,741	10,230

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 5/1/48	$39,575	$40,363
4.0000%, 5/1/48	34,492	35,180
4.5000%, 5/1/48	7,728	8,085
4.5000%, 5/1/48	6,730	7,050
4.0000%, 6/1/48	15,543	15,852
4.5000%, 6/1/48	7,498	7,825
3.5000%, 2/1/57	153,982	153,587
		1,058,023
Freddie Mac Gold Pool:
6.0000%, 4/1/40	32,562	36,149
3.5000%, 2/1/43	10,823	10,886
3.5000%, 2/1/44	12,881	12,956
4.5000%, 5/1/44	8,596	9,010
3.5000%, 12/1/44	34,762	35,018
3.0000%, 1/1/45	9,273	9,089
4.0000%, 5/1/46	7,233	7,408
3.5000%, 7/1/46	9,454	9,469
3.0000%, 10/1/46	40,924	39,943
3.0000%, 12/1/46	28,013	27,342
3.5000%, 9/1/47	34,018	34,084
3.5000%, 9/1/47	26,153	26,175
3.5000%, 9/1/47	14,945	14,955
3.5000%, 10/1/47	29,767	29,775
3.5000%, 11/1/47	12,404	12,418
3.5000%, 12/1/47	74,030	74,254
3.5000%, 12/1/47	8,976	9,006
3.5000%, 2/1/48	8,639	8,658
3.5000%, 2/1/48	8,611	8,621
3.5000%, 3/1/48	8,668	8,668
4.0000%, 3/1/48	10,386	10,626
4.0000%, 4/1/48	50,950	51,952
4.0000%, 4/1/48	5,391	5,512
4.0000%, 5/1/48	43,023	43,875
4.0000%, 5/1/48	24,261	24,739
4.0000%, 6/1/48	55,041	56,129
4.0000%, 6/1/48	11,109	11,328
4.0000%, 8/1/48	84,566	86,232
4.5000%, 8/1/48	30,446	31,529
4.5000%, 8/1/48	11,886	12,313
		758,119
Ginnie Mae I Pool:
4.5000%, 8/15/46	31,983	33,492
4.0000%, 7/15/47	14,499	14,874
4.0000%, 8/15/47	2,874	2,948
4.0000%, 11/15/47	8,080	8,299
4.0000%, 12/15/47	10,757	11,048
		70,661
Ginnie Mae II Pool:
4.5000%, 10/20/41	14,215	14,721
4.5000%, 5/20/48	21,974	23,000
4.5000%, 5/20/48	5,247	5,492
5.0000%, 7/20/48	53,689	55,903
5.0000%, 9/20/48	44,205	46,112
5.0000%, 12/20/48	66,503	69,409
		214,637
Total Mortgage-Backed Securities (cost $2,125,645)		2,101,440
United States Treasury Notes/Bonds – 1.0%
2.7500%, 11/30/20	502,000	504,180

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds – (continued)
3.1250%, 11/15/28	$51,000	$52,936
Total United States Treasury Notes/Bonds (cost $556,338)		557,116
Common Stocks – 42.2%
Aerospace & Defense – 1.1%
BWX Technologies Inc	9,893	378,209
United Technologies Corp	1,977	210,511
		588,720
Banks – 6.4%
Cadence BanCorp	17,803	298,734
Citigroup Inc	12,054	627,531
Citizens Financial Group Inc	15,002	446,009
Fulton Financial Corp	13,517	209,243
Pinnacle Financial Partners Inc	6,497	299,512
US Bancorp	16,505	754,278
Wells Fargo & Co	16,045	739,354
		3,374,661
Beverages – 1.5%
PepsiCo Inc	6,972	770,267
Biotechnology – 1.1%
Gilead Sciences Inc	9,373	586,281
Building Products – 0.3%
AO Smith Corp	3,087	131,815
Capital Markets – 0.9%
Cohen & Steers Inc	14,508	497,915
Chemicals – 1.0%
NewMarket Corp	1,324	545,607
Commercial Services & Supplies – 1.0%
Republic Services Inc	2,731	196,878
UniFirst Corp/MA	2,279	326,057
		522,935
Consumer Finance – 0.8%
Discover Financial Services	5,262	310,353
Synchrony Financial	5,475	128,443
		438,796
Containers & Packaging – 0.5%
Graphic Packaging Holding Co	24,093	256,350
Diversified Telecommunication Services – 0.5%
Singapore Telecommunications Ltd	121,400	260,468
Electric Utilities – 1.8%
Evergy Inc	5,384	305,650
Exelon Corp	7,062	318,496
PPL Corp	11,865	336,135
		960,281
Electronic Equipment, Instruments & Components – 0.3%
Avnet Inc	4,397	158,732
Energy Equipment & Services – 0.9%
Mammoth Energy Services Inc	9,974	179,333
Schlumberger Ltd	7,574	273,270
		452,603
Equity Real Estate Investment Trusts (REITs) – 3.1%
American Homes 4 Rent	9,416	186,908
Equity LifeStyle Properties Inc	4,897	475,646
Lamar Advertising Co	11,706	809,821
MedEquities Realty Trust Inc	21,700	148,428
		1,620,803
Food & Staples Retailing – 0.9%
Casey's General Stores Inc	3,812	488,470
Health Care Equipment & Supplies – 0.9%
Medtronic PLC	5,100	463,896

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

18	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – 1.9%
Quest Diagnostics Inc	12,243	$1,019,475
Household Products – 1.4%
Colgate-Palmolive Co	12,580	748,762
Information Technology Services – 0.5%
Cognizant Technology Solutions Corp	4,123	261,728
Insurance – 2.3%
Chubb Ltd	5,118	661,143
RenaissanceRe Holdings Ltd	4,237	566,487
		1,227,630
Machinery – 0.9%
Donaldson Co Inc	4,846	210,268
Lincoln Electric Holdings Inc	3,273	258,076
		468,344
Oil, Gas & Consumable Fuels – 2.4%
Cimarex Energy Co	3,390	208,993
Noble Energy Inc	14,362	269,431
Occidental Petroleum Corp	9,982	612,695
Royal Dutch Shell PLC	6,227	182,738
		1,273,857
Pharmaceuticals – 5.8%
Johnson & Johnson	8,303	1,071,502
Merck & Co Inc	9,502	726,048
Pfizer Inc	20,503	894,956
Sanofi	4,032	348,394
		3,040,900
Road & Rail – 0.4%
Union Pacific Corp	1,677	231,812
Semiconductor & Semiconductor Equipment – 1.1%
Analog Devices Inc	3,352	287,702
MKS Instruments Inc	4,507	291,197
		578,899
Software – 2.5%
Microsoft Corp	2,314	235,033
Oracle Corp	23,823	1,075,608
		1,310,641
Total Common Stocks (cost $22,037,042)		22,280,648
Preferred Stocks – 0.3%
Equity Real Estate Investment Trusts (REITs) – 0.3%
Crown Castle International Corp, 6.8750%, 8/1/20 (cost $140,000)	140	146,775
Investment Companies – 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº,£ (cost $885,000)	885,000	885,000
Total Investments (total cost $53,714,170) – 100.5%		53,093,718
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(251,694)
Net Assets – 100%		$52,842,024

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$46,272,750	87.2%
Cayman Islands	2,765,619	5.2
Switzerland	605,880	1.1
Ireland	596,150	1.1
United Kingdom	592,888	1.1
Germany	423,459	0.8
France	348,394	0.7
Panama	300,000	0.6
Israel	265,022	0.5
Singapore	260,468	0.5
Australia	247,992	0.5
Luxembourg	182,000	0.3
Zambia	124,800	0.2
Netherlands	55,390	0.1
Canada	52,906	0.1

Total	$53,093,718	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	$23,988	$-	$-	$885,000

	Share Balance at 6/30/18	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4621%ºº	1,726,555	20,983,043	(21,824,598)	885,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

20	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank NA:
British Pound	1/9/19	(149,380)	$193,016	$2,584
British Pound	1/9/19	(4,800)	6,089	(31)
Euro	1/9/19	(557,310)	633,403	(5,407)
Singapore Dollar	1/9/19	(362,060)	263,406	(2,352)

				(5,206)
JPMorgan Chase & Co:
British Pound	1/9/19	2,600	(3,292)	23
British Pound	1/9/19	8,300	(10,623)	(42)
Euro	1/9/19	(62,000)	70,425	(642)
Singapore Dollar	1/9/19	5,100	(3,716)	27

				(634)
Total				$(5,840)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	23	3/20/19	$2,806,359	$40,969	$8,984
2-Year US Treasury Note	3	3/29/19	636,938	3,938	422
90 Day Euro	4	12/16/19	973,500	5,450	100
90 Day Euro	4	3/16/20	974,450	6,550	200
90 Day Euro	4	6/15/20	975,050	7,200	250
90 Day Euro	4	9/14/20	975,450	7,550	300
Ultra 10-Year US Treasury Note	3	3/20/19	390,234	11,719	1,406
Ultra Long Term US Treasury Bond	5	3/20/19	803,281	43,397	2,969
Total - Futures Purchased				126,773	14,631
Futures Sold:
5-Year US Treasury Note	25	3/29/19	(2,867,188)	(42,659)	(6,250)
Total				$84,114	$8,381

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Value Plus Income Fund

Schedule of Investments (unaudited)

December 31, 2018

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2018.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018

	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ 2,634	$ -	$ 2,634
Variation margin receivable	850	13,781	14,631

Total Asset Derivatives	$ 3,484	$ 13,781	$17,265

Liability Derivatives:
Forward foreign currency exchange contracts	$ 8,474	$ -	$ 8,474
Variation margin payable	-	6,250	6,250

Total Liability Derivatives	$ 8,474	$ 6,250	$14,724

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2018.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2018

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ (38)	$ (33,951)	$(33,989)
Forward foreign currency exchange contracts	24,056	-	24,056

Total	$ 24,018	$ (33,951)	$ (9,933)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ 26,750	$ 57,364	$ 84,114
Forward foreign currency exchange contracts	(20,820)	-	(20,820)

Total	$ 5,930	$ 57,364	$ 63,294

Please see the “Net Realized Gain/(Loss) on Investments” and “Change in Unrealized Net Appreciation/Depreciation” sections of the Fund’s Statement of Operations.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2018

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 2,916
Forward foreign currency exchange contracts, sold	751,044
Futures contracts, purchased	3,029,939
Futures contracts, sold	1,807,012

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

22	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
Russell 1000® Value Index	Russell 1000® Value Index reflects the performance of U.S. large-cap equities with lower price-to-book ratios and lower expected growth values.
Value Income Index 40/60	Value Income Index is an internally-calculated, hypothetical combination of total returns from the Russell 1000® Value Index (40%) and the Bloomberg Barclays U.S. Aggregate Bond Index (60%).
Value Income Index 50/50	Value Income Index is an internally-calculated, hypothetical combination of total returns from the Russell 1000® Value Index (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%).

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2018 is $13,411,839, which represents 25.4% of net assets.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2018.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2018)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Sofi Professional Loan Program 2018-D Trust, 0%, 2/25/48	9/20/18	$344,500	$344,500	0.7%

The Fund has registration rights for certain restricted securities held as of December 31, 2018. The issuer incurs all registration costs.

Janus Investment Fund	23

Janus Henderson Value Plus Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$6,668,898	$-
Bank Loans and Mezzanine Loans	-	3,803,622	-
Corporate Bonds	-	16,650,219	-
Mortgage-Backed Securities	-	2,101,440	-
United States Treasury Notes/Bonds	-	557,116	-
Common Stocks
Diversified Telecommunication Services	-	260,468	-
Oil, Gas & Consumable Fuels	1,091,119	182,738	-
Pharmaceuticals	2,692,506	348,394	-
All Other	17,705,423	-	-
Preferred Stocks	-	146,775	-
Investment Companies	-	885,000	-
Total Investments in Securities	$21,489,048	$31,604,670	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,634	-
Variation Margin Receivable	14,631	-	-
Total Assets	$21,503,679	$31,607,304	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$8,474	$-
Variation Margin Payable	6,250	-	-
Total Liabilities	$6,250	$8,474	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

24	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value(1)	$52,208,718
Affiliated investments, at value(2)	885,000
Cash	156,380
Deposits with brokers for futures	50,000
Forward foreign currency exchange contracts	2,634
Closed foreign currency contracts	333
Variation margin receivable	14,631
Non-interested Trustees' deferred compensation	1,279
Receivables:
Investments sold	483,446
Interest	303,763
Dividends	58,196
Fund shares sold	56,863
Due from adviser	33,330
Foreign tax reclaims	3,556
Dividends from affiliates	119
Other assets	525
Total Assets	54,258,773
Liabilities:
Forward foreign currency exchange contracts	8,474
Closed foreign currency contracts	418
Variation margin payable	6,250
Payables:	—
Investments purchased	1,223,054
Advisory fees	28,345
Professional fees	26,303
Fund shares repurchased	24,602
Registration fees	19,313
Transfer agent fees and expenses	7,628
12b-1 Distribution and shareholder servicing fees	6,643
Non-interested Trustees' deferred compensation fees	1,279
Custodian fees	1,110
Non-interested Trustees' fees and expenses	420
Affiliated fund administration fees payable	118
Accrued expenses and other payables	62,792
Total Liabilities	1,416,749
Net Assets	$52,842,024

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Value Plus Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$53,072,020
Total distributable earnings (loss)	(229,996)
Total Net Assets	$52,842,024
Net Assets - Class A Shares	$7,426,697
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	710,538
Net Asset Value Per Share(3)	$10.45
Maximum Offering Price Per Share(4)	$11.09
Net Assets - Class C Shares	$5,240,667
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	500,213
Net Asset Value Per Share(3)	$10.48
Net Assets - Class D Shares	$30,775,187
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,943,252
Net Asset Value Per Share	$10.46
Net Assets - Class I Shares	$3,876,169
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	370,331
Net Asset Value Per Share	$10.47
Net Assets - Class N Shares	$1,100,148
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	105,126
Net Asset Value Per Share	$10.47
Net Assets - Class S Shares	$1,994,510
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	190,588
Net Asset Value Per Share	$10.47
Net Assets - Class T Shares	$2,428,646
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	232,117
Net Asset Value Per Share	$10.46

(1) Includes cost of $52,829,170.

(2) Includes cost of $885,000.

(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

26	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Investment Income:
Interest	$594,229
Dividends	345,943
Dividends from affiliates	23,988
Other income	15,291
Foreign tax withheld	(313)
Total Investment Income	979,138
Expenses:
Advisory fees	171,760
12b-1 Distribution and shareholder servicing fees:
Class A Shares	9,684
Class C Shares	27,133
Class S Shares	2,644
Transfer agent administrative fees and expenses:
Class D Shares	20,104
Class S Shares	2,644
Class T Shares	3,540
Transfer agent networking and omnibus fees:
Class A Shares	431
Class C Shares	298
Class I Shares	1,453
Other transfer agent fees and expenses:
Class A Shares	375
Class C Shares	246
Class D Shares	3,152
Class I Shares	113
Class N Shares	25
Class S Shares	26
Class T Shares	45
Registration fees	69,684
Non-affiliated fund administration fees	35,020
Professional fees	28,476
Custodian fees	5,260
Shareholder reports expense	4,930
Affiliated fund administration fees	716
Non-interested Trustees’ fees and expenses	685
Other expenses	19,129
Total Expenses	407,573
Less: Excess Expense Reimbursement and Waivers	(135,769)
Net Expenses	271,804
Net Investment Income/(Loss)	707,334

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Value Plus Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2018

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$1,090,616
Forward foreign currency exchange contracts	24,056
Futures contracts	(33,989)
Total Net Realized Gain/(Loss) on Investments	1,080,683
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(4,023,327)
Forward foreign currency exchange contracts	(20,820)
Futures contracts	84,114
Total Change in Unrealized Net Appreciation/Depreciation	(3,960,033)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,172,016)

See Notes to Financial Statements.

28	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Statements of Changes in Net Assets

	Period ended December 31, 2018 (unaudited)	Year ended June 30, 2018(1)

Operations:
Net investment income/(loss)	$707,334	$1,007,656
Net realized gain/(loss) on investments	1,080,683	1,870,710
Change in unrealized net appreciation/depreciation	(3,960,033)	(334,066)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,172,016)	2,544,300
Dividends and Distributions to Shareholders(2)
Class A Shares	(400,329)	N/A
Class C Shares	(258,898)	N/A
Class D Shares	(1,719,060)	N/A
Class I Shares	(220,125)	N/A
Class N Shares	(61,819)	N/A
Class S Shares	(106,099)	N/A
Class T Shares	(137,055)	N/A
Total Dividends and Distributions to Shareholders	(2,903,385)	N/A
Dividends from Net Investment Income(2)
Class A Shares	N/A	(156,214)
Class C Shares	N/A	(75,698)
Class D Shares	N/A	(748,113)
Class I Shares	N/A	(138,209)
Class N Shares	N/A	(19,540)
Class S Shares	N/A	(40,538)
Class T Shares	N/A	(70,369)
Total Dividends from Net Investment Income	N/A	(1,248,681)
Distributions from Net Realized Gain from Investment Transactions(2)
Class A Shares	N/A	(297,302)
Class C Shares	N/A	(227,930)
Class D Shares	N/A	(1,352,620)
Class I Shares	N/A	(245,266)
Class N Shares	N/A	(41,754)
Class S Shares	N/A	(83,069)
Class T Shares	N/A	(135,796)
Total Distributions from Net Realized Gain from Investment Transactions	N/A	(2,383,737)
Net Decrease from Dividends and Distributions to Shareholders	(2,903,385)	(3,632,418)
Capital Share Transactions:
Class A Shares	538,104	605,933
Class C Shares	301,530	(117,829)
Class D Shares	(95,165)	1,195,815
Class I Shares	(337,586)	(2,130,318)
Class N Shares	(16,348)	1,263,560
Class S Shares	101,579	129,433
Class T Shares	(15,490)	(1,286,314)
Net Increase/(Decrease) from Capital Share Transactions	476,624	(339,720)
Net Increase/(Decrease) in Net Assets	(4,598,777)	(1,427,838)
Net Assets:
Beginning of period	57,440,801	58,868,639
End of period(3)	$52,842,024	$57,440,801

(1) Period from August 4, 2017 (inception date) through June 30, 2018 for Class N Shares.

(2) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(3) Net assets - End of period includes undistributed (overdistributed) net investment income of $(2,133) as of June 30, 2018. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Value Plus Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$11.50	$11.72	$10.87		$11.26	$12.26	$11.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.20	0.24		0.24	0.22	0.23
Net realized and unrealized gain/(loss)	(0.60)	0.31	1.01		(0.14)	0.05	1.29
Total from Investment Operations	(0.46)	0.51	1.25		0.10	0.27	1.52
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.25)	(0.26)		(0.23)	(0.29)	(0.30)
Distributions (from capital gains)	(0.45)	(0.48)	(0.14)		(0.26)	(0.98)	(0.64)
Total Dividends and Distributions	(0.59)	(0.73)	(0.40)		(0.49)	(1.27)	(0.94)
Net Asset Value, End of Period	$10.45	$11.50	$11.72		$10.87	$11.26	$12.26
Total Return*	(3.99)%	4.38%	11.71%		1.01%	2.25%	13.61%
Net Assets, End of Period (in thousands)	$7,427	$7,591	$7,130		$6,082	$6,213	$6,603
Average Net Assets for the Period (in thousands)	$7,685	$7,370	$6,531		$5,981	$6,599	$6,341
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.43%	1.37%	1.29%		1.38%	1.43%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.95%	0.95%		0.94%	0.97%	1.01%
Ratio of Net Investment Income/(Loss)	2.47%	1.70%	2.14%		2.19%	1.84%	1.94%
Portfolio Turnover Rate	76%(2)	100%(2)	86%		77%	89%	95%
				1

Class C Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.53	$11.74	$10.90	$11.28	$12.29	$11.71
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.11	0.16	0.16	0.13	0.15
Net realized and unrealized gain/(loss)	(0.60)	0.32	0.99	(0.13)	0.04	1.28
Total from Investment Operations	(0.50)	0.43	1.15	0.03	0.17	1.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.16)	(0.17)	(0.15)	(0.20)	(0.21)
Distributions (from capital gains)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)	(0.64)
Total Dividends and Distributions	(0.55)	(0.64)	(0.31)	(0.41)	(1.18)	(0.85)
Net Asset Value, End of Period	$10.48	$11.53	$11.74	$10.90	$11.28	$12.29
Total Return*	(4.32)%	3.67%	10.71%	0.38%	1.41%	12.78%
Net Assets, End of Period (in thousands)	$5,241	$5,426	$5,649	$6,283	$7,029	$6,519
Average Net Assets for the Period (in thousands)	$5,384	$5,599	$5,470	$6,419	$6,880	$6,035
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.20%	2.12%	2.06%	2.10%	2.18%	2.04%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.72%	1.70%	1.72%	1.66%	1.72%	1.72%
Ratio of Net Investment Income/(Loss)	1.71%	0.94%	1.36%	1.47%	1.09%	1.23%
Portfolio Turnover Rate	76%(2)	100%(2)	86%	77%	89%	95%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

30	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.50	$11.72	$10.87	$11.26	$12.26	$11.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.21	0.26	0.25	0.23	0.25
Net realized and unrealized gain/(loss)	(0.59)	0.31	1.01	(0.14)	0.06	1.28
Total from Investment Operations	(0.44)	0.52	1.27	0.11	0.29	1.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.26)	(0.28)	(0.24)	(0.31)	(0.32)
Distributions (from capital gains)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)	(0.64)
Total Dividends and Distributions	(0.60)	(0.74)	(0.42)	(0.50)	(1.29)	(0.96)
Net Asset Value, End of Period	$10.46	$11.50	$11.72	$10.87	$11.26	$12.26
Total Return*	(3.84)%	4.51%	11.84%	1.12%	2.39%	13.68%
Net Assets, End of Period (in thousands)	$30,775	$33,825	$33,243	$26,205	$29,170	$33,071
Average Net Assets for the Period (in thousands)	$33,251	$33,423	$30,598	$26,758	$29,440	$27,575
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29%	1.27%	1.21%	1.31%	1.33%	1.15%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.82%	0.83%	0.83%	0.83%	0.85%
Ratio of Net Investment Income/(Loss)	2.58%	1.82%	2.26%	2.31%	1.97%	2.10%
Portfolio Turnover Rate	76%(2)	100%(2)	86%	77%	89%	95%

Class I Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.51	$11.73	$10.88	$11.27	$12.28	$11.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.22	0.27	0.25	0.24	0.27
Net realized and unrealized gain/(loss)	(0.58)	0.31	1.00	(0.13)	0.05	1.28
Total from Investment Operations	(0.43)	0.53	1.27	0.12	0.29	1.55
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.27)	(0.28)	(0.25)	(0.32)	(0.33)
Distributions (from capital gains)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)	(0.64)
Total Dividends and Distributions	(0.61)	(0.75)	(0.42)	(0.51)	(1.30)	(0.97)
Net Asset Value, End of Period	$10.47	$11.51	$11.73	$10.88	$11.27	$12.28
Total Return*	(3.81)%	4.57%	11.91%	1.18%	2.39%	13.92%
Net Assets, End of Period (in thousands)	$3,876	$4,586	$6,814	$3,149	$3,965	$10,794
Average Net Assets for the Period (in thousands)	$4,385	$6,109	$5,106	$3,682	$4,859	$9,694
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.26%	1.16%	1.13%	1.21%	1.22%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.76%	0.76%	0.77%	0.74%	0.71%
Ratio of Net Investment Income/(Loss)	2.63%	1.88%	2.33%	2.36%	2.00%	2.23%
Portfolio Turnover Rate	76%(2)	100%(2)	86%	77%	89%	95%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Value Plus Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the period ended June 30	2018	2018(1)
Net Asset Value, Beginning of Period	$11.51	$11.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.16	0.21
Net realized and unrealized gain/(loss)	(0.59)	0.37
Total from Investment Operations	(0.43)	0.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.25)
Distributions (from capital gains)	(0.45)	(0.48)
Total Dividends and Distributions	(0.61)	(0.73)
Net Asset Value, End of Period	$10.47	$11.51
Total Return*	(3.77)%	5.05%
Net Assets, End of Period (in thousands)	$1,100	$1,221
Average Net Assets for the Period (in thousands)	$1,199	$836
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.37%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.69%
Ratio of Net Investment Income/(Loss)	2.72%	1.99%
Portfolio Turnover Rate(3)	76%	100%

Class S Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.51	$11.73	$10.88	$11.26	$12.26	$11.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.13	0.19	0.23	0.26	0.19	0.22
Net realized and unrealized gain/(loss)	(0.59)	0.30	1.01	(0.13)	0.05	1.28
Total from Investment Operations	(0.46)	0.49	1.24	0.13	0.24	1.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.23)	(0.25)	(0.25)	(0.26)	(0.29)
Distributions (from capital gains)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)	(0.64)
Total Dividends and Distributions	(0.58)	(0.71)	(0.39)	(0.51)	(1.24)	(0.93)
Net Asset Value, End of Period	$10.47	$11.51	$11.73	$10.88	$11.26	$12.26
Total Return*	(4.00)%	4.23%	11.54%	1.28%	2.00%	13.42%
Net Assets, End of Period (in thousands)	$1,995	$2,083	$1,993	$2,088	$2,063	$5,054
Average Net Assets for the Period (in thousands)	$2,098	$2,053	$1,950	$2,023	$2,428	$4,725
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.77%	1.63%	1.53%	1.63%	1.64%	1.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.20%	1.06%	1.07%	0.77%	1.18%	1.09%
Ratio of Net Investment Income/(Loss)	2.23%	1.59%	2.02%	2.37%	1.57%	1.87%
Portfolio Turnover Rate	76%(3)	100%(3)	86%	77%	89%	95%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through June 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

32	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2018 (unaudited) and the year ended June 30	2018	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.51	$11.72	$10.88	$11.26	$12.27	$11.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.20	0.24	0.26	0.22	0.25
Net realized and unrealized gain/(loss)	(0.59)	0.32	1.01	(0.13)	0.04	1.28
Total from Investment Operations	(0.45)	0.52	1.25	0.13	0.26	1.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.25)	(0.27)	(0.25)	(0.29)	(0.31)
Distributions (from capital gains)	(0.45)	(0.48)	(0.14)	(0.26)	(0.98)	(0.64)
Total Dividends and Distributions	(0.60)	(0.73)	(0.41)	(0.51)	(1.27)	(0.95)
Net Asset Value, End of Period	$10.46	$11.51	$11.72	$10.88	$11.26	$12.27
Total Return*	(3.98)%	4.49%	11.63%	1.26%	2.18%	13.75%
Net Assets, End of Period (in thousands)	$2,429	$2,708	$4,039	$1,627	$3,662	$9,037
Average Net Assets for the Period (in thousands)	$2,810	$3,357	$3,480	$2,419	$4,490	$6,739
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.48%	1.35%	1.32%	1.32%	1.39%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	0.91%	0.93%	0.73%	0.93%	0.87%
Ratio of Net Investment Income/(Loss)	2.45%	1.72%	2.14%	2.39%	1.82%	2.08%
Portfolio Turnover Rate	76%(2)	100%(2)	86%	77%	89%	95%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	33

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Value Plus Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Class D shares are closed to certain new investors.

Class A Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds have adopted an auto-conversion police pursuant to which Class C Shares that have been held for ten years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the tenth anniversary of the date of purchase. For Class C Shares held in retirement plans, omnibus accounts on intermediary platforms, and in certain other accounts, the Fund and its agents may not have transparency into how long a shareholder has held Class C Shares and therefore may not be able to determine whether such Class C Shares are eligible for automatic conversion to Class A Shares; accordingly the Funds will not be able to automatically convert Class C Shares into Class A Shares, and the financial intermediary is responsible for notifying the Fund that Class C Shares are eligible for conversion to Class A Shares. In addition, financial intermediaries may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. In these circumstances, certain Class C shareholders may not be eligible to convert their Class C Shares to Class A Shares as described above but may be permitted to convert their Class C Shares to Class A Shares pursuant to their financial intermediary’s conversion policies and procedures. Please contact your financial intermediary for additional information. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the Class C Shares with respect to which they were purchased.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus Henderson funds. Class D Shares are available only to investors who hold accounts directly with the Janus Henderson funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, Janus Capital Management LLC (“Janus Capital”), or its affiliates. Class N Shares are also available to Janus Henderson proprietary

34	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

products and to certain direct institutional investors approved by Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	35

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

36	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed monthly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2018 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Janus Investment Fund	37

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

38	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

3. Other Investments and Strategies

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

Janus Investment Fund	39

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

40	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support

Janus Investment Fund	41

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2018” table located in the Fund’s Schedule of Investments.

42	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Citibank NA	$2,584	$(2,584)	$—	$—
JPMorgan Chase & Co	50	(50)	—	—

Total	$2,634	$(2,634)	$—	$—
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Citibank NA	$7,790	$(2,584)	$—	$5,206
JPMorgan Chase & Co	684	(50)	—	634

Total	$8,474	$(2,634)	$—	$5,840
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from

Janus Investment Fund	43

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays Janus Capital Management LLC (“Janus Capital”) an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.60% of its average daily net assets.

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund. Perkins (together with its predecessors), has been in the investment management business since 1984 and provides day-to-day management of the equity portion of the Fund’s investment operations subject to the general oversight of Janus Capital. Janus Capital is responsible for the day-to-day management of the fixed income portion of the Fund’s investment portfolio. Janus Capital owns 100% of Perkins.

Janus Capital pays Perkins a subadvisory fee equal to 50% of the advisory fee payable by the equity portion of the Fund to Janus Capital (net of any fee waivers, and expense reimbursements).

Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer

44	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.68% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waivers until at least November 1, 2019. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund’s Class D Shares pay an administrative services fee at an annual rate of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. Janus Services may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital. For all share classes, Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Services is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors, a wholly-owned subsidiary of Janus Capital, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to Janus Henderson Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are

Janus Investment Fund	45

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Notes to Financial Statements (unaudited)

disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Fund pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates, are shared with the Fund. Total compensation of $231,481 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2018. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Fund. Janus Capital, as administrator, oversees the provision of these services by BPFS. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Fund’s assets, along with a flat fee, and is reimbursed by the Fund for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as "Non-affiliated fund administration fees" on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2018 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2018 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $250,550 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2018.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily

46	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended December 31, 2018, Janus Henderson Distributors retained upfront sales charges of $835.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended December 31, 2018.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2018.

As of December 31, 2018, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	79%	11%
Class C Shares	75	7
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	-	-
Class S Shares	100	4
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2018, the Fund engaged in cross trades amounting to $3,886,993 in sales, resulting in a net realized loss of $45,563. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing

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Notes to Financial Statements (unaudited)

treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 53,755,768	$ 2,207,886	$ (2,869,936)	$ (662,050)

Information on the tax components of derivatives as of December 31, 2018 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 129,407	$ (51,133)	$ 78,274

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

48	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2018		Year ended June 30, 2018(1)
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	21,368	$ 238,398	41,152	$ 484,103
Reinvested dividends and distributions	37,603	399,481	38,288	446,493
Shares repurchased	(8,617)	(99,775)	(27,560)	(324,663)
Net Increase/(Decrease)	50,354	$ 538,104	51,880	$ 605,933
Class C Shares:
Shares sold	21,540	$ 233,985	8,502	$ 100,237
Reinvested dividends and distributions	24,279	257,109	25,737	300,922
Shares repurchased	(16,404)	(189,564)	(44,553)	(518,988)
Net Increase/(Decrease)	29,415	$ 301,530	(10,314)	$ (117,829)
Class D Shares:
Shares sold	249,203	$2,849,227	422,896	$ 4,936,817
Reinvested dividends and distributions	158,109	1,682,027	177,634	2,073,268
Shares repurchased	(405,035)	(4,626,419)	(496,509)	(5,814,270)
Net Increase/(Decrease)	2,277	$ (95,165)	104,021	$ 1,195,815
Class I Shares:
Shares sold	32,771	$ 383,518	112,337	$ 1,321,879
Reinvested dividends and distributions	20,647	220,095	32,313	377,627
Shares repurchased	(81,434)	(941,199)	(327,356)	(3,829,824)
Net Increase/(Decrease)	(28,016)	$ (337,586)	(182,706)	$(2,130,318)
Class N Shares:
Shares sold	501	$ 5,788	110,590	$ 1,316,218
Reinvested dividends and distributions	5,799	61,819	5,255	61,294
Shares repurchased	(7,285)	(83,955)	(9,734)	(113,952)
Net Increase/(Decrease)	(985)	$ (16,348)	106,111	$ 1,263,560
Class S Shares:
Shares sold	-	$ -	518	$ 6,034
Reinvested dividends and distributions	9,990	106,099	10,588	123,607
Shares repurchased	(386)	(4,520)	(18)	(208)
Net Increase/(Decrease)	9,604	$ 101,579	11,088	$ 129,433
Class T Shares:
Shares sold	110,532	$1,293,684	36,356	$ 426,090
Reinvested dividends and distributions	12,838	136,701	17,566	205,160
Shares repurchased	(126,543)	(1,445,875)	(163,204)	(1,917,564)
Net Increase/(Decrease)	(3,173)	$ (15,490)	(109,282)	$(1,286,314)
(1)	Period from August 4, 2017 (inception date) through June 30, 2018 for Class N Shares.

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$30,329,276	$ 28,530,370	$ 11,535,016	$ 13,993,709

Janus Investment Fund	49

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Notes to Financial Statements (unaudited)

8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

9. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund is required to disclose its complete holdings on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Investment Fund, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each Fund of Janus Investment Fund (each, a “JIF Fund,” and collectively, the “JIF Funds”), as well as each Portfolio of Janus Aspen Series (together with the JIF Funds, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Funds that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Capital and each subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements and the information provided, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 6, 2018, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers, and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Janus Henderson Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund, and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2019 through February 1, 2020, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, refer to actual annual advisory fees (and, for the purposes of peer comparisons any administration fees excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus

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Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered Janus Capital’s role as administrator to the Janus Henderson Funds, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of Janus Capital in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that Janus Capital provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, Janus Capital is a capable provider of those services. The independent fee consultant also expressed the view that Janus Capital has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital and the subadviser to each Janus Henderson Fund that utilizes a subadviser were appropriate and consistent with the terms of the respective investment advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2018, approximately 48% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar, and for the 12 months ended September 30, 2018, approximately 56% of the Janus Henderson Funds were in the top two quartiles of performance, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the JIF Funds:

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

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Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Strategic Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

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Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson International Small Cap Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps Janus Capital had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, including the impact of waivers on comparative peer performance.

54	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital had taken or was taking to improve performance, and the Fund’s limited performance history.

• For Janus Henderson All Asset Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, and the steps Janus Capital and Geneva had taken or were taking to improve performance.

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Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, the steps Janus Capital and Intech had taken or were taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the second Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2018 and the first Broadridge quartile for the 12 months ended May 31, 2018.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps Janus Capital and Perkins had taken or were taking to improve performance.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the third Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Select Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2018 and the bottom Broadridge quartile for the 12 months ended May 31, 2018.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the management fee rate (investment advisory and any administration fees, but excluding out-of-pocket costs) for many of the Janus Henderson Funds, net of waivers, was below the average management fee rate of the respective peer group of funds selected by Broadridge. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by Janus Capital out of its management fees collected from such Janus Henderson Fund. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group peers and to average total expenses for its Broadridge Expense Universe.

56	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

The independent fee consultant expressed the view that the management fees charged by Janus Capital to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by Janus Capital. At the fund complex level, the independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other mutual funds; (2) total expenses, on average, were 10% under the average total expenses for the respective Broadridge Expense Group peers and 19% under the average total expenses for the respective Broadridge Expense Universes; (3) management fees for the Janus Henderson Funds, on average, were 8% under the average management fees for the respective Expense Groups and 10% under the average for the respective Expense Universes; and (4) Janus Henderson Fund expenses by function for each asset and share class category were reasonable relative to peer benchmarks.

The independent fee consultant concluded that, based on its strategic review of expenses at the complex, category and individual share class level, Janus Henderson Fund expenses were found to be reasonable relative to peer benchmarks. Further, for certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses in the context of the performance or service delivered to investors in each Janus Henderson Fund. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds were reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and expense waivers on such “focus list” Funds.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by Janus Capital and each subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by Janus Capital or by a subadviser (for which Janus Capital or the subadviser provides only or primarily portfolio management services). Although in most instances comparable subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, while subadviser fee rates charged to the Janus Henderson Funds were generally within a reasonable range of the fee rates that the subadviser charges to comparable separate account clients or non-affiliated funds. The Trustees considered that Janus Capital noted that, under the terms of the management agreements with the Janus Henderson Funds, Janus Capital performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, Janus Capital assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees Janus Capital charges to the Janus Henderson Funds are reasonable in relation to the management fees Janus Capital charges to its institutional clients and to the fees Janus Capital charges to funds subadvised by Janus Capital; (2) these institutional and subadvised accounts have different service and infrastructure needs; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson institutional and subadvised fund investors; (4) in three of five product categories, the Janus Henderson Funds receive proportionally better pricing than the industry in relation to Janus Henderson institutional clients; and (5) in six of seven strategies, Janus Capital has lower management fees than the management fees charged to funds subadvised by Janus Capital.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2017, including the JIF Funds, and noted the following with regard to each JIF Fund’s total expenses, net of applicable fee waivers (the JIF Fund’s “total expenses”):

Alternative Fund

• For Janus Henderson Diversified Alternatives Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

Janus Investment Fund	57

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Unconstrained Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short-Term Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the peer group comparisons did not take into account a recent management fee reduction for the Fund, effective December 14, 2018 and that Janus Capital has contractually agreed to limit the Fund’s expenses at a lower (more favorable) level.

• For Janus Henderson Strategic Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

58	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Technology Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Small Cap Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson International Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were above the peer group average for both share classes. In addition, the Trustees considered that Janus Capital voluntarily waives one-half of its advisory fee and other expenses in order to maintain a positive yield.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson All Asset Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s total expenses.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Janus Investment Fund	59

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

• For Janus Henderson Value Plus Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses were equal to or exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Growth Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable taking into account the limited peer group for the Fund. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Large Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

60	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Select Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that Janus Capital has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

The Trustees reviewed information on the overall profitability to Janus Capital and its affiliates of their relationship with the Janus Henderson Funds, and considered profitability data of other publicly traded fund managers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, differences in product mix, differences in types of business (mutual fund, institutional and other), differences in the methodology for allocating expenses, and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to Janus Capital from the investment management services it provides to each Janus Henderson Fund. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by Janus Capital to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant concluded that (1) the expense allocation methodology utilized by Janus Capital was reasonable and (2) the estimated profitability to Janus Capital from the investment management services it provided to each Janus Henderson Fund was reasonable. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that Janus Capital’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to Janus Capital, as well as the fees paid by Janus Capital to the subadvisers of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees Janus Capital and the subadvisers charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by Janus Capital.

Economies of Scale

The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted the independent fee consultant’s analysis of economies of scale in prior years. They also noted that, although many Janus Henderson Funds pay advisory fees at a base fixed rate as a percentage of net assets, without any breakpoints or performance fees, the independent fee consultant concluded that 74% of these Janus Henderson Funds’ share classes have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. They also noted that for those Janus Henderson Funds whose expenses are being reduced by contractual expense limitations with Janus Capital, Janus Capital is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale. Moreover, as the assets of some of the Janus Henderson Funds have declined in the past few years, certain Janus Henderson Funds have benefited from having

Janus Investment Fund	61

Janus Henderson Value Plus Income Fund

Additional Information (unaudited)

advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such a Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered information provided by the independent fee consultant, which concluded that, given the limitations of various analytical approaches to economies of scale it had considered in prior years, and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. The independent consultant further concluded that (1) to the extent there were economies of scale at Janus Capital, Janus Capital’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, Janus Capital appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any scale economies that may exist. Further, the independent fee consultant expressed the view that Janus Henderson Fund investors are well-served by the performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at Janus Capital.

Based on all of the information they reviewed, including past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to Janus Capital and its affiliates and subadvisers to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of Janus Capital separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of Janus Capital and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered Janus Capital’s and each subadviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of Janus Capital and/or Janus Capital, and/or a subadviser to a Janus Henderson Fund. The Trustees concluded that Janus Capital’s and the subadvisers’ use of these types of client commission arrangements to obtain proprietary and third-party research products and services was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates and subadvisers pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and Janus Capital and the subadvisers may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by Janus Capital and its affiliates. They also concluded that Janus Capital and/or the subadvisers benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from Janus Capital’s and/or the subadvisers’ receipt of those products and services as well as research products and services acquired through commissions paid by certain other clients of Janus Capital and/or other clients of the subadvisers. They further concluded that the success of any Janus Henderson Fund could attract other business to Janus Capital, the subadvisers or other Janus Henderson funds, and that the success of Janus Capital and the subadvisers could enhance Janus Capital’s and the subadvisers’ ability to serve the Janus Henderson Funds.

62	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Useful Information About Your Fund Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If the Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

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Janus Henderson Value Plus Income Fund

Useful Information About Your Fund Report (unaudited)

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected. If you compare the Fund’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Fund’s net assets. This is because the majority of the Fund’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the

64	DECEMBER 31, 2018

Janus Henderson Value Plus Income Fund

Useful Information About Your Fund Report (unaudited)

total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	65

Knowledge. Shared

At Janus Henderson, we believe in the sharing of expert insight for better investment and business decisions. We call this ethos Knowledge. Shared.

Learn more by visiting janushenderson.com.

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus, Henderson, Perkins, Intech and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Janus Henderson Distributors

125-24-93035 02-19

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable

(b) Not applicable.

Item 13 - Exhibits

(a) (1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a) (2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(a) (3) Not applicable to this Registrant.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: March 1, 2019

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: March 1, 2019